UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices)    (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/19

Date of reporting period: 02/28/19

Item 1.	Reports to Stockholders.

The annual reports for each series of the registrant for the period ended February 28, 2019 are filed herewith.

GMO Trust

Annual Report

February 28, 2019

Asset Allocation Bond Fund

Core Plus Bond Fund

Emerging Country Debt Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019), which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q or Form N-PORT may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team and the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Asset Allocation Bond Fund returned +3.37% (net) for the fiscal year ended February 28, 2019, as compared with +2.04% for the FTSE 3-Month Treasury Bill Index.

The Fund’s position in Treasury Inflation-Protected Securities drove gains during the fiscal year, followed by contributions from developed markets interest rate positioning. Specifically, New Zealand, Canadian, U.S., Eurozone, Swedish, and Swiss duration positions contributed positively, while Australian and U.K. duration positions detracted during the fiscal year.

The Fund’s positions in developed market currencies also contributed positively during the fiscal year. Exposure to the Swiss franc, Australian dollar, British pound sterling, and euro added value, while positions in the Swedish krona, Norwegian krone, Japanese yen, and Canadian dollar detracted during the fiscal year. Exposure to emerging market currencies resulted in a small net positive contribution to performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Asset Allocation Bond Fund Class III Shares and the FTSE 3-Month Treasury Bill Index

(formerly Citigroup 3-Month Treasury Bill Index)

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from March 18, 2009 to March 27, 2009, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class III expenses had been applied throughout.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	88.5%
Mutual Funds	7.7
Short-Term Investments	3.1
Swap Contracts	0.3
Forward Currency Contracts	0.2
Purchased Options	0.0	^
Written Options	0.0	^
Other	0.2

	100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 88.5%

	U.S. Government — 81.4%

42,737,398	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (a)	42,673,125

23,482,533	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	22,919,778

49,814,778	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	49,577,379

52,626,361	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	51,144,189

25,132,658	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	24,544,593

58,731,460	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	63,559,599

41,927,980	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	48,701,969

2,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.42%, due 01/31/20	2,499,424

6,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20 (b)	5,997,720

5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20	4,995,635

	Total U.S. Government	316,613,411

	U.S. Government Agency — 7.1%

9,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR — 0.24%, 2.50%, due 03/06/19	9,500,065

Par Value† / Shares		Description	Value ($)

		U.S. Government Agency — continued

	18,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR — 0.21%, 2.49%, due 02/10/20	17,994,330

		Total U.S. Government Agency	27,494,395

		TOTAL DEBT OBLIGATIONS (COST $346,506,954)	344,107,806

		MUTUAL FUNDS — 7.7%

		United States — 7.7%

		Affiliated Issuers — 7.7%

	5,941,156	GMO U.S. Treasury Fund	29,705,779

		TOTAL MUTUAL FUNDS (COST $29,705,779)	29,705,779

		SHORT-TERM INVESTMENTS — 3.1%

		Foreign Government Obligations — 2.5%

JPY	1,083,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/15/19	9,718,056

		Money Market Funds — 0.6%

	2,198,859	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (c)	2,198,859

		TOTAL SHORT-TERM INVESTMENTS (COST $12,178,801)	11,916,915

PURCHASED OPTIONS — 0.0%

Purchased Options

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount	Notional Amount		Value ($)
Currency Options – Puts — 0.0%
GBP Put/USD Call	JPM	1.23	03/07/19	GBP 4,710,000	GBP	4,710,000	—

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount	Notional Amount		Value ($)
Options on Interest Rate Swaps – Calls — 0.0%
OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP 4,420,000	GBP	4,420,000	24,881

Options on Interest Rate Swaps – Puts — 0.0%
OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP 4,420,000	GBP	4,420,000	4,433

TOTAL PURCHASED OPTIONS (COST $236,639)	29,314

TOTAL INVESTMENTS — 99.3% (Cost $388,628,173)	385,759,814

Other Assets and Liabilities (net) — 0.7%	2,883,324

TOTAL NET ASSETS — 100.0%	$388,643,138

See accompanying notes to the financial statements.	5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/06/2019	GS	AUD	12,780,000	USD	9,295,853	221,411
05/06/2019	MSCI	AUD	1,830,000	USD	1,304,045	4,654
03/04/2019	GS	CAD	874,752	USD	660,000	(4,776)
03/04/2019	JPM	CAD	1,554,524	USD	1,170,000	(11,375)
04/15/2019	JPM	CHF	15,448,277	USD	15,886,180	346,310
04/22/2019	MSCI	CLP	824,071,500	USD	1,227,667	(28,645)
04/22/2019	BOA	COP	748,980,000	USD	240,000	(2,460)
04/22/2019	MSCI	COP	3,074,040,000	USD	972,721	(22,407)
03/13/2019	BOA	CZK	38,026,657	USD	1,677,104	(10,872)
03/19/2019	BCLY	EUR	370,000	USD	423,209	1,822
03/19/2019	MSCI	EUR	460,000	USD	528,011	4,125
04/15/2019	BCLY	GBP	330,000	USD	435,790	(2,847)
04/15/2019	GS	GBP	2,163,000	USD	2,793,791	(81,273)
03/13/2019	BOA	HUF	444,059,082	USD	1,572,361	(28,422)
03/12/2019	MSCI	IDR	4,251,900,000	USD	300,000	(102)
04/29/2019	BOA	ILS	621,224	USD	170,000	(2,011)
04/29/2019	MSCI	ILS	4,329,616	USD	1,185,482	(13,346)
03/07/2019	MSCI	JPY	128,940,097	USD	1,180,000	22,964
04/15/2019	JPM	JPY	1,083,000,000	USD	10,074,357	325,718
05/09/2019	BCLY	KRW	1,057,017,500	USD	948,712	7,715
03/05/2019	JPM	NZD	1,790,000	USD	1,212,921	(6,096)
03/05/2019	MSCI	NZD	9,340,000	USD	6,455,030	94,345
05/07/2019	JPM	PHP	10,380,400	USD	200,000	485
05/07/2019	MSCI	PHP	20,207,550	USD	382,538	(5,859)
03/13/2019	BCLY	PLN	2,658,526	USD	705,243	2,455
03/13/2019	BOA	PLN	1,033,630	USD	270,000	(3,243)
03/13/2019	MSCI	PLN	983,759	USD	260,000	(59)
04/30/2019	BOA	RON	5,158,460	USD	1,228,332	(5,168)
04/15/2019	BCLY	SGD	466,853	USD	346,074	536

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BOA	SGD	756,024	USD	560,000	436
03/13/2019	BOA	THB	9,191,728	USD	281,007	(10,726)
03/13/2019	JPM	TWD	37,950,300	USD	1,235,804	4,188
03/04/2019	BCLY	USD	430,000	CAD	569,629	2,895
03/04/2019	GS	USD	561,000	CAD	748,122	7,542
03/04/2019	JPM	USD	4,260,342	CAD	5,658,240	39,690
03/04/2019	MSCI	USD	570,000	CAD	775,968	19,704
03/05/2019	JPM	USD	722,920	NZD	1,050,000	(7,853)
03/05/2019	MSCI	USD	2,634,352	NZD	3,920,000	35,229
03/07/2019	GS	USD	1,080,000	JPY	117,632,574	(24,431)
03/07/2019	JPM	USD	1,531,925	JPY	171,814,488	9,841
03/11/2019	BOA	USD	1,596,913	RUB	105,204,304	(2,738)
03/12/2019	MSCI	USD	947,619	IDR	13,999,169,000	40,453
03/13/2019	BCLY	USD	900,000	THB	28,205,258	(4,806)
03/13/2019	BOA	USD	720,000	CZK	16,180,708	(1,750)
03/13/2019	BOA	USD	160,000	HUF	44,349,264	(126)
03/13/2019	BOA	USD	280,000	PLN	1,056,361	(748)
03/13/2019	BOA	USD	640,000	THB	20,251,315	2,748
03/19/2019	BCLY	USD	739,897	EUR	650,000	376
03/19/2019	JPM	USD	953,934	EUR	830,000	(8,662)
04/08/2019	JPM	USD	8,858,397	NOK	76,974,358	151,419
04/15/2019	JPM	USD	2,300,000	CHF	2,269,571	(16,973)
04/19/2019	BCLY	USD	1,268,445	TRY	6,910,870	(9,572)
04/22/2019	BOA	USD	560,278	PEN	1,871,630	6,306
04/29/2019	BCLY	USD	190,000	ILS	684,886	(362)
04/29/2019	MSCI	USD	380,000	ILS	1,367,050	(1,477)
04/30/2019	BCLY	USD	1,042,627	ZAR	14,345,399	(31,625)
05/06/2019	BCLY	USD	12,222,114	SEK	109,853,591	(269,553)
05/09/2019	BOA	USD	460,000	KRW	515,614,000	(981)
05/14/2019	JPM	USD	355,713	INR	25,423,680	(175)
05/21/2019	BOA	USD	210,000	MXN	4,078,504	(968)
05/21/2019	JPM	USD	912,827	MXN	17,783,242	(1,397)
04/30/2019	BCLY	ZAR	14,345,399	USD	1,020,038	9,037

						$738,520

Reverse Repurchase Agreements

Average balance outstanding	$(21,643,016)

Average interest rate	0.22%

Maximum balance outstanding	$(41,051,668)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the year.

Written Options

Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount	Notional Amount		Value ($)
Written Currency Options – Calls
GBP Put/USD Call	JPM	1.16	03/07/19	GBP 4,710,000	GBP	4,710,000	—

	TOTAL WRITTEN CURRENCY OPTIONS – CALLS (Premiums $26,925)						$—

6	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month GBP LIBOR	1.17%	GBP	22,472,000	03/17/2021	Semi-Annually	—	25,210	25,210
6 Month GBP LIBOR	1.20%	GBP	22,350,000	03/17/2021	Semi-Annually	—	45,253	45,253
3 Month NZD Bank Bill Rate	2.00%	NZD	12,288,000	03/20/2024	Quarterly	14,762	(10,105)	(24,867)
3 Month CAD LIBOR	2.40%	CAD	3,178,000	03/19/2029	Semi-Annually	—	(6,305)	(6,305)
3 Month CAD LIBOR	2.45%	CAD	44,276,000	03/19/2029	Semi-Annually	55,926	55,312	(614)
2.41%	3 Month CAD LIBOR	CAD	2,968,000	03/19/2029	Semi-Annually	—	5,480	5,480
3 Month CAD LIBOR	2.46%	CAD	3,741,000	03/19/2029	Semi-Annually	—	8,019	8,019
3 Month CAD LIBOR	2.48%	CAD	3,902,000	03/19/2029	Semi-Annually	—	13,732	13,732
2.50%	3 Month CAD LIBOR	CAD	3,818,000	03/19/2029	Semi-Annually	—	(16,589)	(16,589)
3 Month CAD LIBOR	2.52%	CAD	1,459,000	03/19/2029	Semi-Annually	—	8,848	8,848
2.38%	6 Month AUD BBSW	AUD	36,645,000	03/20/2029	Semi-Annually	(40,234)	(44,948)	(4,714)
2.58%	6 Month AUD BBSW	AUD	2,844,000	03/20/2029	Semi-Annually	—	(40,608)	(40,608)
2.54%	6 Month AUD BBSW	AUD	36,099,000	03/20/2029	Semi-Annually	93,866	(421,212)	(515,078)
0.20%	6 Month CHF LIBOR	CHF	2,790,000	03/20/2029	Semi-Annually	—	12,246	12,246
0.30%	6 Month CHF LIBOR	CHF	4,808,000	03/20/2029	Semi-Annually	—	(26,034)	(26,034)
6 Month CHF LIBOR	0.34%	CHF	2,690,000	03/20/2029	Semi-Annually	—	26,023	26,023
6 Month CHF LIBOR	0.33%	CHF	2,566,000	03/20/2029	Semi-Annually	—	20,670	20,670
6 Month CHF LIBOR	0.43%	CHF	5,576,000	03/20/2029	Semi-Annually	—	102,742	102,742
6 Month CHF LIBOR	0.42%	CHF	2,700,000	03/20/2029	Semi-Annually	—	47,701	47,701
6 Month CHF LIBOR	0.42%	CHF	2,807,000	03/20/2029	Semi-Annually	—	48,739	48,739
3 Month NZD Bank Bill Rate	2.80%	NZD	28,816,000	03/20/2029	Quarterly	267	596,874	596,607
3 Month SEK STIBOR	1.09%	SEK	11,742,000	03/20/2029	Quarterly	—	8,168	8,168
1.37%	6 Month GBP LIBOR	GBP	3,980,000	03/21/2029	Semi-Annually	—	73,908	73,908
1.44%	6 Month GBP LIBOR	GBP	20,350,000	03/21/2029	Semi-Annually	—	199,684	199,684
3 Month USD LIBOR	2.70%	USD	3,488,000	03/21/2029	Quarterly	—	(6,082)	(6,082)
3 Month USD LIBOR	2.69%	USD	3,997,000	03/21/2029	Quarterly	—	(11,390)	(11,390)
3 Month USD LIBOR	2.77%	USD	4,008,000	03/21/2029	Quarterly	—	17,122	17,122
3 Month USD LIBOR	2.77%	USD	4,182,000	03/21/2029	Quarterly	—	19,160	19,160
3 Month USD LIBOR	2.80%	USD	5,933,000	03/21/2029	Quarterly	—	41,616	41,616
3 Month USD LIBOR	2.80%	USD	2,154,000	03/21/2029	Quarterly	—	13,775	13,775
3 Month USD LIBOR	2.92%	USD	3,180,000	03/21/2029	Quarterly	—	56,486	56,486
3 Month USD LIBOR	2.96%	USD	9,282,000	03/21/2029	Quarterly	4,524	194,845	190,321

						$129,111	$1,058,340	$929,229

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Core Plus Bond Fund returned +4.88% (net) for the fiscal year ended February 28, 2019, as compared with +3.17% for the Bloomberg Barclays U.S. Aggregate Index.

The Fund’s investment exposure was achieved through global interest rate and currency derivatives, as well as indirect (through ETFs and other GMO Funds, including GMO Opportunistic Income Fund, GMO Emerging Country Debt Fund, and GMO U.S. Treasury Fund) and direct credit investments.

Developed markets interest rate positioning contributed positively during the fiscal year. The Fund’s duration positions in New Zealand, Canada, the U.S., Euro Region, Sweden, and Switzerland added value, while losses from active duration positions in Australia and the U.K. partly offset gains.

The Fund’s positions in developed market currencies also contributed positively during the fiscal year. Exposure to the Swiss franc, Australian dollar, sterling, and euro added value, while positions in the Swedish krona, Norwegian krone, Canadian dollar, and Japanese yen detracted during the fiscal year. Exposure to emerging market currencies resulted in a small net positive contribution to performance.

The Fund’s overweight positioning to securitized products and emerging country debt also added value during the year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Core Plus Bond Fund Class III Shares and the Bloomberg Barclays U.S. Aggregate Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	71.5%
Short-Term Investments	25.2
Mutual Funds	16.8
Swap Contracts	0.8
Forward Currency Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written Options/Credit Linked Options	0.0	^
Futures Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.1)
Other	(14.4)

	100.0%

Country/Region Summary‡	% of Investments
United States	95.2%
Canada	11.5
New Zealand	7.2
Other Emerging	4.1	¥
Switzerland	2.7
Other Developed	0.5	¤
Euro Region	0.1	§
United Kingdom	(5.2)
Australia	(16.1)

	100.0%

†

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

¤	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 47.2%

	United States — 47.2%

	Asset-Backed Securities — 6.2%

311,580	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	321,011

24,235,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	24,670,595

2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	2,976,941

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,271,790

5,360,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,565,872

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	379,280

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	101,712

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,091,942

	Total Asset-Backed Securities	41,379,143

	U.S. Government — 26.0%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	8,273,850

45,764,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	48,130,857

3,849,000	U.S. Treasury Note, 2.00%, due 02/28/21	3,808,555

51,233,000	U.S. Treasury Note, 1.75%, due 11/30/21	50,208,340

23,421,000	U.S. Treasury Note, 2.50%, due 05/15/24	23,362,448

27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	26,869,726

12,515,000	U.S. Treasury Note, 2.25%, due 02/15/27	12,145,905

	Total U.S. Government	172,799,681

	U.S. Government Agency — 15.0%

13,190,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 03/13/49	13,194,665

25,840,000	Federal National Mortgage Association, TBA, 2.50%, due 03/18/34	25,336,827

18,280,000	Federal National Mortgage Association, TBA, 3.00%, due 03/13/49	17,856,561

19,850,000	Federal National Mortgage Association, TBA, 4.00%, due 03/13/49	20,235,757

22,920,000	Government National Mortgage Association, TBA, 3.50%, due 03/21/49	23,114,730

	Total U.S. Government Agency	99,738,540

	TOTAL DEBT OBLIGATIONS (COST $317,403,195)	313,917,364

Par Value† / Shares		Description	Value ($)

		MUTUAL FUNDS — 48.4%

		United States — 48.4%

		Affiliated Issuers — 31.6%

	1,293,541	GMO Emerging Country Debt Fund, Class IV	34,628,088

	5,179,318	GMO Opportunistic Income Fund, Class VI	135,749,920

	7,919,927	GMO U.S. Treasury Fund	39,599,632

		Total Affiliated Issuers	209,977,640

		Exchange-Traded Funds — 16.8%

	964,362	iShares iBoxx $ Investment Grade Corporate Bond ETF	111,894,923

		TOTAL MUTUAL FUNDS (COST $327,694,950)	321,872,563

		SHORT-TERM INVESTMENTS — 18.5%

		Foreign Government Obligations — 18.1%

JPY	2,850,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/20/19	25,579,354

JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 04/22/19	14,461,009

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/25/19	29,608,341

JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/11/19	50,241,041

		Total Foreign Government Obligations	119,889,745

		Money Market Funds — 0.4%

	2,340,448	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (b)	2,340,448

		TOTAL SHORT-TERM INVESTMENTS (COST $121,420,155)	122,230,193

See accompanying notes to the financial statements.	11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount	Notional Amount		Value ($)

Currency Options – Puts — 0.0%
GBP Put/USD Call	JPM	1.23	03/07/19	GBP 11,230,000	GBP	11,230,000	—

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount	Notional Amount		Value ($)

Options on Interest Rate Swaps – Calls — 0.0%
OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP 10,500,000	GBP	10,500,000	59,106

Options on Interest Rate Swaps – Puts — 0.0%
OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP 10,500,000	GBP	10,500,000	10,531

TOTAL PURCHASED OPTIONS (COST $562,890)	69,637

TOTAL INVESTMENTS — 114.1% (Cost $767,081,190)	758,089,757

Other Assets and Liabilities (net) — (14.1%)	(93,471,217)

TOTAL NET ASSETS — 100.0%	$664,618,540

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/06/2019	GS	AUD	31,410,000	USD	22,846,849	544,173
05/06/2019	MSCI	AUD	5,100,000	USD	3,634,225	12,969
03/04/2019	GS	CAD	2,001,326	USD	1,510,000	(10,926)
03/04/2019	JPM	CAD	2,630,733	USD	1,980,000	(19,250)
04/15/2019	JPM	CHF	37,316,867	USD	38,374,665	836,546
04/22/2019	MSCI	CLP	1,862,976,000	USD	2,775,383	(64,759)
04/22/2019	BOA	COP	2,590,222,500	USD	830,000	(8,506)
04/22/2019	MSCI	COP	6,981,280,000	USD	2,209,091	(50,887)
03/13/2019	BOA	CZK	92,448,488	USD	4,077,291	(26,432)
03/19/2019	BCLY	EUR	880,000	USD	1,006,550	4,334
03/19/2019	MSCI	EUR	1,030,000	USD	1,182,285	9,237
04/15/2019	BCLY	GBP	920,000	USD	1,214,930	(7,936)
04/15/2019	GS	GBP	5,337,000	USD	6,893,418	(200,534)
03/13/2019	BOA	HUF	1,108,067,046	USD	3,928,682	(65,776)
03/12/2019	MSCI	IDR	11,763,590,000	USD	830,000	(283)
04/29/2019	BOA	ILS	1,644,415	USD	450,000	(5,322)
04/29/2019	MSCI	ILS	10,518,423	USD	2,880,024	(32,424)
03/07/2019	MSCI	JPY	302,842,360	USD	2,770,000	52,463
03/11/2019	GS	JPY	5,600,000,000	USD	49,741,522	(524,755)
03/25/2019	MSCI	JPY	3,300,000,000	USD	29,305,721	(349,328)
04/22/2019	GS	JPY	1,611,500,000	USD	14,759,813	245,871
05/20/2019	JPM	JPY	2,850,000,000	USD	26,169,355	444,780
05/09/2019	BCLY	KRW	2,480,811,250	USD	2,226,620	18,108
03/05/2019	JPM	NZD	4,600,000	USD	3,115,574	(17,097)
03/05/2019	MSCI	NZD	22,460,000	USD	15,520,161	224,551
05/07/2019	JPM	PHP	28,546,100	USD	550,000	1,333
05/07/2019	MSCI	PHP	47,515,050	USD	899,480	(13,777)
03/13/2019	BCLY	PLN	6,315,825	USD	1,675,436	5,832
03/13/2019	BOA	PLN	2,832,913	USD	740,000	(8,888)
03/13/2019	MSCI	PLN	2,459,399	USD	650,000	(148)
04/30/2019	BOA	RON	12,730,283	USD	3,031,705	(12,380)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BCLY	SGD	1,112,209	USD	824,470	1,278
04/15/2019	BOA	SGD	1,957,623	USD	1,450,000	1,082
03/13/2019	BOA	THB	22,322,768	USD	682,445	(26,048)
03/13/2019	JPM	TWD	93,620,310	USD	3,048,628	10,332
03/04/2019	BCLY	USD	1,190,000	CAD	1,576,415	8,011
03/04/2019	GS	USD	1,319,000	CAD	1,758,952	17,732
03/04/2019	JPM	USD	9,971,075	CAD	13,243,136	93,169
03/04/2019	MSCI	USD	990,000	CAD	1,347,735	34,223
03/05/2019	JPM	USD	1,748,777	NZD	2,540,000	(18,998)
03/05/2019	MSCI	USD	6,067,931	NZD	9,030,000	81,641
03/07/2019	GS	USD	2,680,000	JPY	291,897,595	(60,675)
03/07/2019	JPM	USD	3,646,140	JPY	408,936,107	23,423
03/11/2019	BOA	USD	3,994,198	RUB	263,139,700	(6,804)
03/12/2019	MSCI	USD	2,288,119	IDR	33,802,381,000	97,679
03/13/2019	BCLY	USD	2,260,000	THB	70,822,690	(12,189)
03/13/2019	BOA	USD	1,690,000	CZK	37,981,576	(4,025)
03/13/2019	BOA	USD	390,000	HUF	108,101,331	(307)
03/13/2019	BOA	USD	670,000	PLN	2,527,720	(1,791)
03/13/2019	BOA	USD	1,560,000	THB	49,362,450	6,694
03/19/2019	BCLY	USD	1,855,435	EUR	1,630,000	943
03/19/2019	JPM	USD	2,206,691	EUR	1,920,000	(20,038)
04/08/2019	JPM	USD	20,447,592	NOK	177,659,001	347,318
04/15/2019	JPM	USD	4,680,000	CHF	4,618,084	(34,536)
04/19/2019	BCLY	USD	2,933,458	TRY	15,982,361	(22,137)
04/22/2019	BOA	USD	1,390,628	PEN	4,644,750	15,442
04/29/2019	BCLY	USD	480,000	ILS	1,730,238	(914)
04/29/2019	MSCI	USD	880,000	ILS	3,165,800	(3,421)
04/30/2019	BCLY	USD	2,417,824	ZAR	33,266,592	(73,338)
05/06/2019	BCLY	USD	30,356,808	SEK	272,878,219	(666,442)
05/09/2019	BOA	USD	1,000,000	KRW	1,120,900,000	(2,132)
05/14/2019	JPM	USD	860,415	INR	61,496,000	(424)
05/21/2019	BOA	USD	560,000	MXN	10,876,010	(2,581)
05/21/2019	JPM	USD	2,243,108	MXN	43,699,114	(3,434)
04/30/2019	BCLY	ZAR	33,266,592	USD	2,363,151	18,665

						$778,187

12	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	U.S. Long Bond (CBT)	June 2019	7,512,375	(48,832)
281	U.S. Treasury Note 2 Yr. (CBT)	June 2019	59,626,883	(46,487)
106	U.S. Treasury Note 5 Yr. (CBT)	June 2019	12,143,625	(26,630)
24	U.S. Treasury Note 10 Yr. (CBT)	June 2019	2,928,000	(11,458)
179	U.S. Treasury Ultra 10 Yr. (CBT)	June 2019	23,172,109	(75,125)
12	U.S. Ultra Bond (CBT)	June 2019	1,915,125	(20,169)

			$107,298,117	$(228,701)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)
Written Currency Options – Puts
GBP Put/USD Call	JPM	1.16	03/07/19	GBP	11,230,000	GBP	11,230,000	—

		TOTAL WRITTEN CURRENCY OPTIONS – PUTS (Premiums $64,197)						$—

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.38%	6 Month AUD BBSW	AUD	88,958,000	03/20/2029	Semi-Annually	(97,671)	(109,113)	(11,442)
2.54%	6 Month AUD BBSW	AUD	81,611,000	03/20/2029	Semi-Annually	212,209	(952,256)	(1,164,465)
2.61%	6 Month AUD BBSW	AUD	3,207,000	03/20/2029	Semi-Annually	—	(52,908)	(52,908)
2.58%	6 Month AUD BBSW	AUD	12,006,000	03/20/2029	Semi-Annually	—	(171,430)	(171,430)
2.41%	3 Month CAD LIBOR	CAD	6,965,000	03/19/2029	Semi-Annually	—	12,860	12,860
3 Month CAD LIBOR	2.45%	CAD	103,241,000	03/19/2029	Semi-Annually	130,407	128,975	(1,432)
3 Month CAD LIBOR	2.40%	CAD	8,739,000	03/19/2029	Semi-Annually	—	(17,337)	(17,337)
2.50%	3 Month CAD LIBOR	CAD	9,562,000	03/19/2029	Semi-Annually	—	(41,545)	(41,545)
3 Month CAD LIBOR	2.48%	CAD	10,181,000	03/19/2029	Semi-Annually	—	35,830	35,830
3 Month CAD LIBOR	2.46%	CAD	9,763,000	03/19/2029	Semi-Annually	—	20,927	20,927
3 Month CAD LIBOR	2.52%	CAD	9,204,000	03/19/2029	Semi-Annually	—	55,818	55,818
0.20%	6 Month CHF LIBOR	CHF	6,695,000	03/20/2029	Semi-Annually	—	29,385	29,385
0.30%	6 Month CHF LIBOR	CHF	12,298,000	03/20/2029	Semi-Annually	—	(66,589)	(66,589)
6 Month CHF LIBOR	0.42%	CHF	6,694,000	03/20/2029	Semi-Annually	—	116,230	116,230
6 Month CHF LIBOR	0.42%	CHF	6,477,000	03/20/2029	Semi-Annually	—	114,428	114,428
6 Month CHF LIBOR	0.43%	CHF	13,248,000	03/20/2029	Semi-Annually	—	244,103	244,103
6 Month CHF LIBOR	0.33%	CHF	7,749,000	03/20/2029	Semi-Annually	—	62,421	62,421
6 Month CHF LIBOR	0.34%	CHF	6,666,000	03/20/2029	Semi-Annually	—	64,488	64,488
6 Month GBP LIBOR	1.20%	GBP	53,300,000	03/17/2021	Semi-Annually	—	107,918	107,918

See accompanying notes to the financial statements.	13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month GBP LIBOR	1.17%	GBP	53,600,000	03/17/2021	Semi-Annually	—	60,132	60,132
1.44%	6 Month GBP LIBOR	GBP	50,947,000	03/21/2029	Semi-Annually	—	499,917	499,917
1.37%	6 Month GBP LIBOR	GBP	9,450,000	03/21/2029	Semi-Annually	—	175,486	175,486
3 Month NZD Bank Bill Rate	2.00%	NZD	43,910,000	03/20/2024	Quarterly	52,749	(36,111)	(88,860)
3 Month NZD Bank Bill Rate	2.80%	NZD	65,664,000	03/20/2029	Quarterly	627	1,360,116	1,359,489
3 Month SEK STIBOR	1.09%	SEK	28,864,000	03/20/2029	Quarterly	—	20,078	20,078
3 Month USD LIBOR	2.69%	USD	10,732,000	03/21/2029	Quarterly	—	(30,581)	(30,581)
3 Month USD LIBOR	2.70%	USD	8,712,000	03/21/2029	Quarterly	—	(15,192)	(15,192)
3 Month USD LIBOR	2.96%	USD	21,257,000	03/21/2029	Quarterly	10,360	446,220	435,860
3 Month USD LIBOR	2.92%	USD	6,837,000	03/21/2029	Quarterly	—	121,444	121,444
3 Month USD LIBOR	2.80%	USD	7,975,000	03/21/2029	Quarterly	—	51,000	51,000
3 Month USD LIBOR	2.80%	USD	14,457,000	03/21/2029	Quarterly	—	101,406	101,406
3 Month USD LIBOR	2.77%	USD	10,374,000	03/21/2029	Quarterly	—	47,529	47,529
3 Month USD LIBOR	2.77%	USD	10,208,000	03/21/2029	Quarterly	—	43,607	43,607

						$308,681	$2,427,256	$2,118,575

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

14	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Country Debt team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Country Debt Fund returned +0.97% (net) for the fiscal year ended February 28, 2019, as compared with +2.43% for the J.P. Morgan EMBI Global (EMBIG).

EMBIG spreads over U.S. Treasuries widened 50 basis points to 361 basis points, while the yield on the 10-Year U.S. Treasury bond fell 14 basis points to 2.73%.

The EMBIG’s biggest gainers of the fiscal year were a mixed group with no identifiable common theme. Angola and Ethiopia were the top performers in total return terms, but many other sub-Saharan countries underperformed. Kazakhstan and Azerbaijan outperformed as those countries made efforts to continue their fiscal consolidation efforts. Among the larger index constituents, Brazil was an outperformer as the election passed and economic policy prospects improved, Indonesia and China outperformed, as did Venezuela, even though its bonds displayed extraordinary volatility over the period. Venezuelan bonds ended the period in a state of distress brought about by secondary market trading sanctions imposed by the U.S. Treasury. Zambia was the worst performer in the benchmark on fiscal stability concerns. Several of the larger index constituents also underperformed, including Argentina, Turkey, Ukraine, Mexico, and Russia.

Country selection was additive to the Fund’s relative performance. The largest sources of positive alpha from country positions came from overweight positions in Venezuela, Brazil, Ecuador, and Pakistan, as well as an underweight in Oman, among others. These were partly offset by negative alpha from overweight positions in Argentina and Mexico, and an underweight position in China.

Security selection subtracted from relative performance during the year. The Fund’s choice of holdings in Argentina, Mexico, and Venezuela were responsible for most of this negative alpha. These were partly offset by positive contributions from the Fund’s choice of holdings in Angola and Turkey. An off-benchmark holding in Bahrain, which entered the benchmark on January 31, 2019, also contributed positively to alpha, as did off-benchmark holdings in Albania and Republic of Congo.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Country Debt Fund Class III Shares and the J.P. Morgan EMBI Global

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	93.0%
Short-Term Investments	4.4
Loan Participations	1.4
Rights/Warrants	0.7
Loan Assignments	0.2
Swap Contracts	0.0 ^
Written Options/Credit Linked Options	(0.0)^
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(1.1)
Other	1.5

100.0%

Country/Region Summary‡	% of Investments
Other Emerging	16.8%*
Mexico	12.1
Turkey	7.8
Indonesia	7.3
Russia	5.8
Argentina	5.4
Brazil	4.5
Venezuela	3.5
Ukraine	2.9
Tunisia	2.7
Ecuador	2.3
China	2.2
Philippines	2.1
United States	1.9
Oman	1.8
South Africa	1.8
Egypt	1.8
Kazakhstan	1.8
Colombia	1.7
Uruguay	1.7
Chile	1.6
Dominican Republic	1.6
Israel	1.6
Pakistan	1.6
Costa Rica	1.3
Saudi Arabia	1.2
Croatia	1.1
Ivory Coast	1.1
Bahrain	1.0

100.0%

†

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.0%

		Albania — 0.9%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	38,354,322

		Angola — 0.5%

		Foreign Government Obligations

	18,100,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	19,299,125

		Argentina — 4.1%

		Foreign Government Obligations

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	2,047,205

EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	8,103,703

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	33,819,514

	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	9,141,470

EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	72,850,191

EUR	64,150,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	42,568,074

		Total Argentina	168,530,157

		Armenia — 0.1%

		Foreign Government Obligations

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,409,012

		Azerbaijan — 0.5%

		Foreign Government Agency — 0.2%

	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	8,297,437

		Foreign Government Obligations — 0.3%

	13,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	12,870,750

		Total Azerbaijan	21,168,187

		Bahrain — 0.6%

		Foreign Government Obligations

	22,550,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	23,395,625

		Belarus — 0.1%

		Foreign Government Obligations

	3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,616,750

Par Value†		Description	Value ($)

		Belize — 0.6%

		Foreign Government Obligations

	40,578,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	23,687,407

		Bermuda — 0.1%

		Foreign Government Obligations

	4,300,000	Bermuda Government International Bond, 144A, 4.75%, due 02/15/29	4,482,750

		Brazil — 2.5%

		Foreign Government Agency — 1.7%

GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	18,428,783

	53,939,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	53,138,006

			71,566,789

		Foreign Government Obligations — 0.8%

	16,897,000	Republic of Brazil, 7.13%, due 01/20/37	19,748,115

	5,000,000	Republic of Brazil, 5.00%, due 01/27/45	4,550,000

	6,340,000	Republic of Brazil, 5.63%, due 02/21/47	6,216,592

			30,514,707

		Total Brazil	102,081,496

		Cameroon — 0.1%

		Foreign Government Obligations

	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,820,625

		Chile — 1.0%

		Corporate Debt — 0.8%

	4,300,000	Empresa Nacional del Petroleo, 144A, 5.25%, due 11/06/29	4,545,637

	3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	3,299,400

	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	24,697,310

			32,542,347

		Foreign Government Agency — 0.2%

	8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	8,464,500

		Total Chile	41,006,847

		Colombia — 1.6%

		Foreign Government Agency — 1.2%

	44,011,000	Ecopetrol SA, 7.38%, due 09/18/43	51,492,870

		Foreign Government Obligations — 0.4%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	804,647

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Foreign Government Obligations — continued

7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	8,455,200

3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,342,045

		14,601,892

	Total Colombia	66,094,762

	Congo Republic (Brazzaville) — 1.4%

	Foreign Government Obligations

75,883,274	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	59,758,078

	Costa Rica — 1.0%

	Foreign Government Agency — 0.1%

5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,396,287

	Foreign Government Obligations — 0.9%

37,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	35,984,644

	Total Costa Rica	40,380,931

	Dominican Republic — 1.7%

	Asset-Backed Securities — 0.5%

19,333,773	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	20,687,137

	Foreign Government Obligations — 1.2%

17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,539,029

29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	31,052,777

		51,591,806

	Total Dominican Republic	72,278,943

	Ecuador — 1.9%

	Foreign Government Obligations

18,900,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	19,540,048

40,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27	39,796,200

20,100,000	Ecuador Government International Bond, Reg S, 7.88%, due 01/23/28	18,997,214

	Total Ecuador	78,333,462

	Egypt — 1.1%

	Foreign Government Obligations

39,000,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	38,122,500

Par Value†		Description	Value ($)

		Egypt — continued

		Foreign Government Obligations — continued

	8,600,000	Egypt Government International Bond, 144A, 8.70%, due 03/01/49	8,911,750

		Total Egypt	47,034,250

		El Salvador — 0.6%

		Foreign Government Obligations

	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	26,811,930

		Ethiopia — 0.1%

		Foreign Government Obligations

	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,210,950

		Gabon — 0.4%

		Foreign Government Obligations

	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	14,745,375

		Ghana — 0.9%

		Foreign Government Agency — 0.4%

	14,127,725	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	15,257,943

		Foreign Government Obligations — 0.5%

	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	21,000,253

		Total Ghana	36,258,196

		Greece — 0.1%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	6,010,636

		Grenada — 0.2%

		Foreign Government Obligations

	7,310,440	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,689,052

		Guatemala — 0.5%

		Foreign Government Obligations

	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,183,019

		Honduras — 0.3%

		Foreign Government Obligations

	5,516,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	5,972,532

	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	6,875,054

		Total Honduras	12,847,586

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†		Description	Value ($)

		Hungary — 0.3%

		Foreign Government Obligations

	7,784,000	Hungary Government International Bond, 7.63%, due 03/29/41	11,325,720

		Indonesia — 4.7%

		Foreign Government Agency — 1.4%

	3,500,000	Indonesia Asahan Aluminium Persero PT, 144A, 6.53%, due 11/15/28	3,832,500

	3,500,000	Indonesia Asahan Aluminium Persero PT, 144A, 6.76%, due 11/15/48	3,799,269

	12,000,000	Pertamina Persero PT, 144A, 6.50%, due 11/07/48	13,317,540

	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	16,002,000

	14,200,000	Perusahaan Listrik Negara PT, 144A, 6.25%, due 01/25/49	15,176,250

	6,100,000	Perusahaan Listrik Negara PT, 144A, 6.15%, due 05/21/48	6,495,831

			58,623,390

		Foreign Government Obligations — 3.3%

	12,200,000	Indonesia Government International Bond, 4.75%, due 02/11/29	12,730,704

	30,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48 (e)	28,482,450

	12,200,000	Indonesia Government International Bond, 5.35%, due 02/11/49	13,024,781

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	51,692,610

	28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	29,909,120

			135,839,665

		Total Indonesia	194,463,055

		Iraq — 0.4%

		Foreign Government Obligations

	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,475,000

		Israel — 1.0%

		Foreign Government Agency

JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	26,589,064

	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	16,125,480

		Total Israel	42,714,544

		Ivory Coast — 0.7%

		Foreign Government Obligations

	4,704,190	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	4,451,340

Par Value†		Description	Value ($)

		Ivory Coast — continued

		Foreign Government Obligations — continued

EUR	24,500,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	26,056,121

		Total Ivory Coast	30,507,461

		Jamaica — 0.6%

		Foreign Government Agency — 0.1%

	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,824,000

		Foreign Government Obligations — 0.5%

	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	20,038,303

		Total Jamaica	24,862,303

		Jordan — 0.6%

		Foreign Government Obligations

	5,437,000	Jordan Government International Bond, Reg S, 5.75%, due 01/31/27	5,328,260

	18,550,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	18,179,000

		Total Jordan	23,507,260

		Kazakhstan — 1.3%

		Foreign Government Agency — 0.4%

	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	15,890,700

		Foreign Government Obligations — 0.9%

	28,499,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	36,229,354

		Total Kazakhstan	52,120,054

		Kenya — 0.3%

		Foreign Government Obligations

	11,600,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	11,701,500

		Macedonia — 0.5%

		Foreign Government Obligations

EUR	8,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	10,487,706

EUR	7,300,000	Macedonia Government International Bond, Reg S, 2.75%, due 01/18/25	8,469,448

		Total Macedonia	18,957,154

		Mexico — 8.4%

		Foreign Government Agency — 3.5%

	5,000,000	Petroleos Mexicanos, 6.50%, due 01/23/29	4,758,000

	96,587,000	Petroleos Mexicanos, 6.75%, due 09/21/47	83,740,929

	68,851,000	Petroleos Mexicanos, 6.35%, due 02/12/48	57,036,169

			145,535,098

See accompanying notes to the financial statements.	21

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†		Description	Value ($)

		Mexico — continued

		Foreign Government Obligations — 4.9%

	138,478,000	United Mexican States, 5.75%, due 10/12/2110	136,400,830

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	66,174,290

			202,575,120

		Total Mexico	348,110,218

		Morocco — 0.5%

		Foreign Government Agency

	20,800,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	22,672,000

		Mozambique — 0.1%

		Foreign Government Obligations

	4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d) (e)	4,073,910

		Nigeria — 0.4%

		Foreign Government Obligations

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,454,375

	7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	7,128,000

		Total Nigeria	17,582,375

		Oman — 1.2%

		Foreign Government Obligations

	24,100,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	21,328,500

	29,300,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	26,479,875

		Total Oman	47,808,375

		Pakistan — 0.9%

		Foreign Government Obligations

	39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	37,057,528

		Panama — 0.7%

		Foreign Government Agency — 0.3%

	12,900,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	13,680,450

		Foreign Government Obligations — 0.4%

	7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,549,781

	4,000,000	Panama Government International Bond, 4.30%, due 04/29/53	3,914,000

			14,463,781

		Total Panama	28,144,231

Par Value†		Description	Value ($)

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, 144A, 8.38%, due 10/04/28	1,484,000

		Paraguay — 0.2%

		Foreign Government Obligations

	8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	8,780,200

		Peru — 1.0%

		Foreign Government Agency — 0.9%

	13,050,363	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	11,645,230

	25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	26,315,794

			37,961,024

		Foreign Government Obligations — 0.1%

	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000

		Total Peru	42,911,024

		Philippines — 2.5%

		Foreign Government Agency

	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	15,697,958

	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	29,884,580

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	58,773,738

		Total Philippines	104,356,276

		Qatar — 0.3%

		Foreign Government Obligations

	11,000,000	Qatar Government International Bond, 144A, 5.10%, due 04/23/48	11,838,750

		Romania — 0.3%

		Foreign Government Obligations

EUR	5,180,000	Romanian Government International Bond, Reg S, 3.88%, due 10/29/35	5,903,772

EUR	7,200,000	Romanian Government International Bond, Reg S, 4.13%, due 03/11/39	8,199,872

		Total Romania	14,103,644

		Russia — 4.1%

		Foreign Government Agency — 2.0%

	13,575,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	13,422,281

	41,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	52,052,423

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†		Description	Value ($)

		Russia — continued

		Foreign Government Agency — continued

	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	15,758,875

			81,233,579

		Foreign Government Obligations — 2.1%

	26,000,000	Russian Foreign Bond, 144A, 5.25%, due 06/23/47	25,707,500

	64,400,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	63,675,500

			89,383,000

		Total Russia	170,616,579

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,596,740

		Saudi Arabia — 0.8%

		Foreign Government Obligations

	21,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	21,341,250

	10,700,000	Saudi Government International Bond, 144A, 5.25%, due 01/16/50	11,202,900

		Total Saudi Arabia	32,544,150

		Senegal — 0.2%

		Foreign Government Obligations

	10,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	9,814,500

		South Africa — 1.3%

		Foreign Government Agency — 0.3%

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,620,314

	8,500,000	Eskom Holdings SOC, Ltd., 144A, 8.45%, due 08/10/28	9,052,500

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,268,474

			12,941,288

		Foreign Government Obligations — 1.0%

	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	20,506,500

	19,900,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	20,248,250

			40,754,750

		Total South Africa	53,696,038

Par Value†		Description	Value ($)

		Sri Lanka — 0.7%

		Foreign Government Obligations

	11,000,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	10,436,250

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	9,014,082

	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	10,058,298

		Total Sri Lanka	29,508,630

		Suriname — 0.4%

		Foreign Government Obligations

	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (e)	15,565,420

		Trinidad And Tobago — 0.3%

		Foreign Government Agency

	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,601,280

	7,292,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	7,051,327

		Total Trinidad And Tobago	13,652,607

		Tunisia — 1.7%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	53,338,716

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	18,167,138

		Total Tunisia	71,505,854

		Turkey — 6.3%

		Corporate Debt — 0.2%

	7,240,000	Akbank Turk AS, Reg S, Variable Rate, 6.80%, due 04/27/28	6,488,850

		Foreign Government Agency — 0.8%

	6,400,000	Export Credit Bank of Turkey, 144A, 6.13%, due 05/03/24	6,080,000

	7,000,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	6,658,750

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,643,750

	18,000,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	16,807,500

			34,190,000

		Foreign Government Obligations — 5.3%

EUR	12,300,000	Republic of Turkey, 4.63%, due 03/31/25	14,130,534

	17,900,000	Republic of Turkey, 7.63%, due 04/26/29	18,638,375

	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	28,976,220

	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	71,952,102

	3,600,000	Republic of Turkey, 6.63%, due 02/17/45	3,307,500

See accompanying notes to the financial statements.	23

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Turkey — continued

	Foreign Government Obligations — continued

101,513,000	Republic of Turkey, 5.75%, due 05/11/47	84,128,899

		221,133,630

	Total Turkey	261,812,480

	Ukraine — 2.4%

	Foreign Government Agency — 0.3%

8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,055,929

5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	4,985,250

		13,041,179

	Foreign Government Obligations — 2.1%

6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	5,913,668

6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	5,861,001

6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,305,138

8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,091,362

6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,132,281

15,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	13,873,801

6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	6,285,135

35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	35,944,875

		88,407,261

	Total Ukraine	101,448,440

	United States — 18.4%

	Asset-Backed Securities — 0.5%

3,327,879	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.73%, due 12/15/35	2,887,989

1,696,358	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.73%, due 12/15/35	1,643,944

2,302,343	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 05/15/36	2,156,927

9,963,971	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.64%, due 11/25/36	5,010,090

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

10,096,823	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.71%, due 11/25/36	5,111,705

5,456,242	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.85%, due 04/25/37	2,804,502

		19,615,157

	Corporate Debt — 0.1%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	524,147

1,668,690	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 7.80%, due 02/12/23	1,683,291

		2,207,438

	U.S. Government — 17.8%

36,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	35,724,375

42,500,000	U.S. Treasury Note, 1.75%, due 09/30/19	42,304,101

26,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	25,819,219

40,000,000	U.S. Treasury Note, 1.50%, due 11/30/19	39,685,938

40,000,000	U.S. Treasury Note, 1.63%, due 12/31/19	39,695,312

40,000,000	U.S. Treasury Note, 1.38%, due 01/31/20	39,576,562

100,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.42%, due 01/31/20	99,976,956

35,000,000	U.S. Treasury Note, 1.38%, due 02/29/20	34,592,578

35,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	34,559,766

51,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20	51,480,428

46,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20 (f)	45,979,796

143,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20	143,374,722

77,709,100	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (g)	76,546,499

30,000,000	U.S. Treasury Bond, 3.00%, due 02/15/47	29,565,234

		738,881,486

	Total United States	760,704,081

	Uruguay — 1.4%

	Foreign Government Obligations

5,000,000	Uruguay Government International Bond, 4.38%, due 01/23/31	5,092,500

52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	53,680,104

	Total Uruguay	58,772,604

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Uzbekistan — 0.2%

	Foreign Government Obligations

7,200,000	Republic of Uzbekistan Bond, 144A, 5.38%, due 02/20/29	7,142,400

	Venezuela — 4.0%

	Foreign Government Agency — 1.7%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (d)	16,719,750

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (d)	39,380,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (d)	13,865,116

		69,964,866

	Foreign Government Obligations — 2.3%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (d)	2,292,500

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (d)	5,375,410

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (d)	10,522,500

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (d)	7,362,500

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (d)	50,757,944

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (d)	20,610,000

		96,920,854

	Total Venezuela	166,885,720

	Vietnam — 0.6%

	Foreign Government Agency — 0.4%

25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	17,453,121

	Foreign Government Obligations — 0.2%

6,428,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 3.38%, due 03/13/28 (c)	5,560,220

	Total Vietnam	23,013,341

	Zambia — 0.3%

	Foreign Government Obligations

14,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	12,013,125

	TOTAL DEBT OBLIGATIONS (COST $3,947,907,376)	3,852,338,764

Par Value†		Description	Value ($)

		LOAN ASSIGNMENTS — 0.2%

		Indonesia — 0.0%

	272,047	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 2.69%, due 12/16/19 (c)	252,024

EUR	460,945	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21 (b)	484,043

		Total Indonesia	736,067

		Kenya — 0.2%

	7,300,000	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (b)	7,229,022

		TOTAL LOAN ASSIGNMENTS (COST $8,115,701)	7,965,089

		LOAN PARTICIPATIONS — 1.4%

		Angola — 1.0%

	17,416,667	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc.), 7.50%, due 08/30/24 (c)	15,979,792

	17,375,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/13/23 (c)	16,860,700

	6,343,125	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/20/23 (c)	6,155,368

		Total Angola	38,995,860

		Egypt — 0.0%

CHF	53,033	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	50,210

		Indonesia — 0.0%

	1,564,478	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 09/29/19 (c)	1,449,332

	199,751	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 10/14/19 (c)	185,049

		Total Indonesia	1,634,381

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†		Description	Value ($)
		Iraq — 0.4%

EUR	1,007,202	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	852,409

JPY	2,608,239,504	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	13,952,488

JPY	340,794,609	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,823,078

JPY	144,853,802	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	774,907

		Total Iraq	17,402,882

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		TOTAL LOAN PARTICIPATIONS (COST $78,293,446)	58,083,336

		MUTUAL FUNDS — 1.8%

		United States — 1.8%

		Affiliated Issuers — 1.8%

	14,838,144	GMO U.S. Treasury Fund	74,190,722

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,190,722

		RIGHTS/WARRANTS — 0.7%

		Argentina — 0.4%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (f)	15,245,902

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (f)	431,636

		Total Argentina	15,677,538

		Nigeria — 0.1%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S,Variable Rate, Expires 11/15/20 (c) (f)	1,225,000

		Ukraine — 0.2%

	14,446,000	Government of Ukraine GDP Linked, Reg S,Variable Rate, Expires 05/31/40 (f)	9,264,292

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (b) (f)	—

Par Value†	Description	Value ($)
	Venezuela — 0.0%

1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (d) (f)	1,080,062

	TOTAL RIGHTS/WARRANTS (COST $55,515,265)	27,246,892

	SHORT-TERM INVESTMENTS — 2.6%

	Money Market Funds — 0.2%

7,825,269	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (h)	7,825,269

	Repurchase Agreements — 1.7%

69,999,199	Nomura Securities International Inc. Repurchase Agreement, dated 02/28/19, maturing on 03/01/19 with a maturity value of $70,004,157 and an effective yield of 2.55%, collateralized by a U.S. Treasury Note with maturity date 07/31/24 and a market value of $71,216,229.	69,999,199

	U.S. Government — 0.7%

30,000,000	U.S. Treasury Bill, 2.32%, due 04/04/19 (i)	29,933,530

	TOTAL SHORT-TERM INVESTMENTS (COST $107,758,309)	107,757,998

	TOTAL INVESTMENTS — 99.6% (Cost $4,271,886,527)	4,127,582,801

	Other Assets and Liabilities (net) — 0.4%	16,310,257

	TOTAL NET ASSETS — 100.0%	$4,143,893,058

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/20/2019	JPM	EUR	70,827,600	USD	80,667,041	(416,746)
05/20/2019	JPM	GBP	62,411,000	USD	80,835,164	(2,264,132)
04/19/2019	JPM	USD	13,658,478	JPY	1,500,000,000	(151,952)

						$(2,832,830)

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Reverse Repurchase Agreements(j)

Face Value		Description	Value ($)

USD	23,359,168	Barclays Bank plc, 2.00%, dated 01/22/19 (collateral: Indonesia Government International Bond, 4.35%, due 01/11/48), to be repurchased on demand at face value plus accrued interest.	(23,359,168)

USD	4,749,582	JP Morgan Securities, Inc., 1.90%, dated 01/04/19 (collateral: Indonesia Government International Bond, 4.35%, due 01/11/48), to be repurchased on demand at face value plus accrued interest.	(4,749,582)

USD	12,153,389	JP Morgan Securities, Inc., 2.15%, dated 01/04/19 (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(12,153,389)

USD	1,850,124	JP Morgan Securities, Inc., 2.10%, dated 01/30/19 (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(1,850,124)

USD	2,479,927	JP Morgan Securities, Inc., 2.10%, dated 02/04/19 (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(2,479,927)

			$(44,592,190)

		Average balance outstanding	$(36,114,648)

		Average interest rate	(1.53)%

		Maximum balance outstanding	$(123,700,530)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums ($)	Value ($)

Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(222,408)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(530,937)	128,482

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(1,095,546)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(26,301)	27,826

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(785,255)	314,322

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(2,822,111)	(145,822)

					$(5,473,409)	$(993,146)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS30V1-5Y	USD	199,000,000	1.00%	2.07%	N/A	12/20/2023	Quarterly	$9,561,800	$5,651,003	$(3,910,797)

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EM21	BCLY	USD	20,222,950	5.00%	5.00%	N/A	06/20/2019	Quarterly	(504,450)	(279,077)	225,373
Republic of Brazil	JPM	USD	50,000,000	1.00%	0.50%	N/A	06/20/2019	Quarterly	1,008,872	(75,222)	(1,084,094)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.15%	N/A	06/20/2019	Quarterly	3,659,820	(114,066)	(3,773,886)
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	2.13%	N/A	12/20/2020	Quarterly	7,730,397	1,193,749	(6,536,648)
Petrobras Global Finance BV	CITI	USD	7,200,000	1.00%	2.00%	N/A	12/20/2023	Quarterly	471,532	315,252	(156,280)
Petrobras Global Finance BV	CITI	USD	10,800,000	1.00%	2.00%	N/A	12/20/2023	Quarterly	651,139	472,878	(178,261)
Petrobras Global Finance BV	JPM	USD	35,000,000	1.00%	2.00%	N/A	12/20/2023	Quarterly	2,379,346	1,532,474	(846,872)
Commonwealth of Bahamas	DB	EUR	55,770,291	1.00%	4.76%	N/A	06/20/2025	Quarterly	7,903,309	3,717,702	(4,185,607)
United States of Mexico	GS	USD	20,000,000	1.00%	2.10%	N/A	09/20/2031	Quarterly	2,640,655	2,070,991	(569,664)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	2.13%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(1,206,398)	6,308,966
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.35%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(181,150)	460,313
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.35%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(362,351)	901,564
Republic of Croatia	JPM	USD	40,000,000	1.00%	0.86%	40,000,000 USD	06/20/2023	Quarterly	(6,395,816)	219,368	6,615,184
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.58%	60,000,000 USD	06/20/2024	Quarterly	(2,413,417)	1,245,303	3,658,720
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.58%	4,873,000 USD	06/20/2024	Quarterly	3,073	101,139	98,066
Republic of Brazil	JPM	USD	27,250,000	1.00%	1.69%	27,250,000 USD	06/20/2024	Quarterly	(2,095,396)	(897,949)	1,197,447
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.67%	25,000,000 USD	03/20/2025	Quarterly	(744,727)	457,029	1,201,756
Commonwealth of Bahamas	DB	USD	74,745,714	1.00%	4.68%	74,745,714 USD	06/20/2025	Quarterly	(8,891,823)	(4,124,044)	4,767,779
Indonesia	GS	USD	36,208,000	1.00%	1.36%	36,208,000 USD	06/20/2025	Quarterly	(3,153,880)	(725,240)	2,428,640
Indonesia	GS	USD	10,000,000	1.00%	1.36%	10,000,000 USD	06/20/2025	Quarterly	(961,768)	(200,298)	761,470
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.70%	22,436,000 USD	06/20/2025	Quarterly	(590,310)	391,161	981,471
Republic of Brazil	BOA	USD	4,873,000	1.00%	1.99%	4,873,000 USD	12/20/2025	Quarterly	(726,704)	(284,820)	441,884
Russia	GS	USD	2,436,000	1.00%	1.60%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(87,168)	150,873
Russia	GS	USD	8,487,000	1.00%	1.68%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(383,659)	676,004
Republic of Malaysia	CITI	USD	17,200,000	1.00%	1.23%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	(327,567)	518,032
Republic of Brazil	JPM	USD	40,000,000	1.00%	2.41%	40,000,000 USD	03/20/2030	Quarterly	(5,674,358)	(4,747,287)	927,071

									$(17,268,551)	$(2,279,250)	$14,989,301

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$409,256	$409,256

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(996,420)	$(996,420)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	6 Month EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(1,213,203)	(1,213,203)
1.76%	6 Month GBP LIBOR	GBP	24,493,000	12/16/2048	Semi-Annual	—	(861,404)	(861,404)

						$—	$(2,074,607)	$(2,074,607)

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of February 28, 2019.
(i)	The rate shown represents yield-to-maturity.

(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	29

GMO High Yield Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO High Yield Fund incepted on June 25, 2018. Class VI shares of GMO High Yield Fund returned +5.07% (net) for the period from the Fund’s inception on June 25, 2018 through February 28, 2019, as compared with +4.03% for the Markit iBoxx USD Liquid High Yield Index.

Absolute performance was driven by high yield based ETFs and credit default swaps, which were top contributors for the period. BB-rated, fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), and short-dated B–CCC bonds also outperformed, adding additional value during the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO High Yield Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO High Yield Fund and the Markit iBoxx USD Liquid High Yield Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	48.9%
Short-Term Investments	46.5
Swap Contracts	2.8
Mutual Funds	1.7
Forward Currency Contracts	0.2
Futures Contracts	0.0 ^
Other	(0.1)

100.0%

Industry Group Summary¤	% of Investments
Communications	21.6%
Consumer Cyclical	15.4
Consumer Non-Cyclical	12.1
Energy	10.9
Capital Goods	8.7
Technology	8.0
Basic Industry	5.4
Finance Companies	3.7
Insurance	3.7
Electric	2.8
Cash/Cash Equivalents	2.6
Banking	1.7
Industrial Other	1.4
Transportation	1.0
REITS	0.9
Brokerage – Asset Management	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 48.9%

	Canada — 0.4%
	Corporate Debt — 0.4%

750,000	Bombardier Inc., 144A, 7.75%, due 03/15/20	782,888

	Germany — 0.5%

	Corporate Debt — 0.5%

1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,124,516

	Ireland — 0.9%

	Corporate Debt — 0.9%

1,755,000	Park Aerospace Holdings Ltd, 144A, 5.50%, due 02/15/24	1,814,231

	United Kingdom — 0.9%

	Corporate Debt — 0.9%

2,000,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	2,005,960

	United States — 46.2%

	Corporate Debt — 17.4%

750,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	750,938

625,000	Ally Financial, Inc., 8.00%, due 11/01/31	771,875

2,500,000	Antero Resources Corp., 5.63%, due 06/01/23	2,506,250

1,000,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	966,870

625,000	Cablevision Systems Corp., 8.00%, due 04/15/20	654,875

2,455,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,502,566

1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	940,781

825,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	809,531

825,000	Denbury Resources, Inc., 144A, 9.00%, due 05/15/21	832,219

750,000	DISH DBS Corp., 5.13%, due 05/01/20	758,978

1,625,000	Energy Transfer LP, 5.50%, due 06/01/27	1,706,250

1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	952,500

375,000	Equinix, Inc., REIT, 5.38%, due 01/01/22	385,547

1,250,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	1,301,562

750,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	735,000

1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,067,344

875,000	Ingles Markets, Inc., 5.75%, due 06/15/23	890,312

875,000	KB Home, 8.00%, due 03/15/20	913,281

1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	949,168

750,000	Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, due 04/15/21	748,125

500,000	NuStar Logistics LP, 5.63%, due 04/28/27	501,250

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,625,000	Pitney Bowes, Inc., 4.70%, due 04/01/23	1,527,500

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	833,250

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	512,500

1,000,000	Sirius XM Radio, Inc., 144A, 5.38%, due 07/15/26	1,002,500

2,450,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	2,486,750

1,125,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	1,144,687

1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,539,375

1,246,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, due 03/15/24	1,305,185

1,000,000	Triumph Group, Inc., 4.88%, due 04/01/21	985,000

500,000	USG Corp., 144A, 4.88%, due 06/01/27	504,835

1,000,000	VeriSign, Inc., 4.75%, due 07/15/27	987,500

2,500,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	2,512,500

	Total Corporate Debt	36,986,804

	U.S. Government — 19.3%

11,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20 (a)	11,745,534

16,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20	16,292,841

12,992,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20	12,980,658

	Total U.S. Government	41,019,033

	U.S. Government Agency — 9.5%

3,300,000	Federal Home Loan Banks, 1 mo. USD LIBOR - 0.11%, 2.39%, due 05/28/19	3,299,313

17,000,000	Federal Home Loan Banks, 3 mo. USD LIBOR - 0.14%, 2.68%, due 12/26/19	17,006,864

	Total U.S. Government Agency	20,306,177

	Total United States	98,312,014

	TOTAL DEBT OBLIGATIONS (COST $103,390,597)	104,039,609

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

707,909	GMO U.S. Treasury Fund	3,539,546

	TOTAL MUTUAL FUNDS (COST $3,539,546)	3,539,546

See accompanying notes to the financial statements.	33

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 46.5%

		Foreign Government Obligations — 19.2%

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/20/19	15,536,092

JPY	1,087,750,000	Japan Treasury Discount Bill, Zero Coupon, due 04/08/19	9,760,298

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/18/19	15,530,331

			40,826,721

		Money Market Funds — 0.2%

	488,094	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (b)	488,094

		U.S. Government — 25.8%

	55,000,000	U.S. Treasury Bill, 2.32%, due 03/26/19 (c)	54,909,250

		U.S. Government Agency — 1.3%

	2,700,000	Federal Home Loan Bank Discount Notes, 2.23%, due 03/13/19	2,697,859

		TOTAL SHORT-TERM INVESTMENTS (COST $99,242,830)	98,921,924

		TOTAL INVESTMENTS — 97.1% (Cost $206,172,973)	206,501,079

		Other Assets and Liabilities (net) — 2.9%	6,260,893

		TOTAL NET ASSETS — 100.0%	$212,761,972

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/18/2019	JPM	JPY	1,731,000,000	USD	15,484,929	(61,609)
04/08/2019	MSCI	JPY	1,087,750,000	USD	10,064,165	278,165
05/20/2019	JPM	JPY	1,731,000,000	USD	15,894,440	270,146

						$486,702

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
121	U.S. Treasury Note 10 Yr. (CBT)	June 2019	14,762,000	(57,769)
78	U.S. Treasury Note 2 Yr. (CBT)	June 2019	16,551,234	(10,568)
108	U.S. Treasury Note 5 Yr. (CBT)	June 2019	12,372,750	(18,420)

			$43,685,984	$(86,757)

Sales
10	U.S. Long Bond (CBT)	June 2019	$1,444,687	$13,578

+	Buys - Fund is long the futures contract.
Sales	- Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NA.HYS.31.V3-5Y	USD	60,054,400	5.00%	3.91%	USD 60,054,400	12/20/2023	Quarterly	$3,751,066	$3,741,810	$(9,256)

34	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Frontier Communications	BOA	USD	1,250,000	5.00%	14%	1,250,000	12/20/2019	Quarterly	$(118,750)	$(83,286)	$35,464

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	25,784,235	03/20/2019	Monthly	—	71,908	71,908
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	2,054,565	03/20/2019	Monthly	—	5,802	5,802
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index Series 1	CITI	USD	61,400,001	03/20/2019	Quarterly	—	2,073,385	2,073,385
3 Month USD LIBOR	Total Return on iBoxx USD Liquid High Yield Index Series 1	JPM	USD	2,899,999	03/20/2019	Quarterly	—	110,773	110,773
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	1,226,925	06/20/2019	Monthly	—	3,303	3,303
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	4,876,344	06/20/2019	Monthly	—	16,670	16,670

							$—	$2,281,841	$2,281,841

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	35

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg Barclays U.S. Securitized + Index* is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +3.58% (net) for the fiscal year ended February 28, 2019, as compared with +3.60% for the Bloomberg Barclays U.S. Securitized + Index.

Absolute performance was driven by sector allocations such as Student Loans, Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities, which were the top contributors of the fiscal year. In asset-backed products, such as Auto Asset-Backed Securities (ABS) and Small Balance Commercial ABS, the Fund added value in less volatile, shorter duration markets. Securitizations related to corporate debt markets, such as Collateralized Loan Obligations, also outperformed, contributing positively throughout the fiscal year.

*The Bloomberg Barclays U.S. Securitized + Index is an internally maintained benchmark computed by GMO, comprised of the J.P. Morgan U.S. 3-Month Cash Index through 12/30/2016 and the Bloomberg Barclays U.S. Securitized: MBS, ABS, CMBS Index thereafter.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Opportunistic Income Fund^ Class VI Shares, the Bloomberg Barclays U.S. Securitized + Index and the Bloomberg Barclays U.S. Securitized Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .40% on the purchase and .40% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

*	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

**

The Bloomberg Barclays U.S. Securitized + Index is an internally maintained benchmark computed by GMO, comprised of the J.P. Morgan U.S. 3-Month Cash Index through 12/30/2016 and the Bloomberg Barclays U.S. Securitized: MBS, ABS, CMBS Index thereafter.

^

Effective February 12, 2014, GMO Opportunistic Income Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Opportunistic Income Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning that the combined entity adopted the historical financial reporting and performance history of the Acquired Fund. The information shown prior to February 12, 2014 is that of the Acquired Fund and reflects the Acquired Fund’s performance.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	95.3%
Swap Contracts	2.3
Mutual Funds	1.7
Short-Term Investments	1.3
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Written Options	0.0	^
Futures Contracts	0.0	^
Other	(0.6)

	100.0%

Industry Sector Summary	% of Debt Obligations
Student Loans – Private	21.0%
Collateralized Loan Obligations	17.2
Small Balance Commercial Mortgages	15.4
Commercial Mortgage-Backed Securities	14.7
Residential Mortgage-Backed Securities – Other	12.3
Student Loans – Federal Family Education Loan Program	6.3
Residential Mortgage-Backed Securities – Prime	3.6
U.S. Government Agency	2.4
Residential Mortgage-Backed Securities – Alt-A	1.9
Residential Mortgage-Backed Securities – Subprime	1.9
CMBS Collateralized Debt Obligations	1.6
Auto Retail Subprime	1.2
Time Share	0.5

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 95.3%

	Asset-Backed Securities — 93.0%

	Auto Retail Subprime — 1.1%

4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,134,515

6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,284,282

1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,062,459

	Total Auto Retail Subprime	11,481,256

	CMBS Collateralized Debt Obligations — 1.6%

2,291,412	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	2,306,215

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,577,473

3,515,014	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 2.86%, due 01/20/37 (a)	3,444,713

6,938,552	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.53%, due 03/21/46	6,158,277

	Total CMBS Collateralized Debt Obligations	15,486,678

	Collateralized Loan Obligations — 16.4%

18,135,165	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 4.33%, due 05/01/27	18,164,635

37,489,650	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 4.33%, due 04/18/27	37,506,408

1,705,200	Atrium VIII, Series 8A, Class CR, 144A, Variable Rate, 3 mo. LIBOR+ 2.50%, 5.27%, due 10/23/24	1,701,735

1,200,220	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .98%, 3.75%, due 01/25/29	1,200,232

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 4.56%, due 01/27/28	4,066,044

8,573,000	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + .78%, 3.57%, due 04/15/27	8,512,835

3,001,600	CIFC Funding Ltd., Series 12-2RA, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .80%, 3.56%, due 01/20/28	2,975,228

9,875,050	Crown Point CLO II Ltd., Series 13-2A, Class A3LR, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.55%, due 12/31/23	9,881,034

4,161,000	ECP CLO Ltd., Series 15-7A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 3.90%, due 04/22/30	4,106,262

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 4.42%, due 07/17/28	1,249,052

5,000,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .97%, 3.74%, due 07/17/28	4,925,890

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

4,263,000	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.68%, due 08/15/23	4,263,784

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 5.11%, due 07/20/26	1,462,712

10,331,363	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .90%, 3.58%, due 11/15/26	10,283,642

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.92%, due 06/22/30	2,023,232

11,173,795	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.89%, due 07/17/26	11,180,153

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.88%, due 07/18/31	4,919,346

5,200,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.91%, due 02/28/26	5,130,003

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR +1.90%, 4.67%, due 07/25/26	1,568,855

2,550,362	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.93%, due 07/17/26	2,550,334

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR +1.50%, 4.29%, due 04/15/28	6,709,554

20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR +1.15%, 3.94%, due 04/15/28	20,185,200

	Total Collateralized Loan Obligations	164,566,170

	Commercial Mortgage-Backed Securities — 14.0%

3,695,000	Citigroup Commercial Mortgage Trust, Series 19-SMRT, Class D, 144A, Variable Rate, 4.74%, due 01/10/24	3,775,159

3,138,605	Commercial Mortgage Trust, Series 05-C6, Class G, 144A, Variable Rate, 5.71%, due 06/10/44	2,353,954

8,665,250	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	8,833,351

2,963,000	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	3,027,810

3,550,200	Core Industrial Trust, Series 15-TEXW, Class E, 144A, Variable Rate, 3.85%, due 02/10/34	3,519,990

1,454,200	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.85%, due 02/10/34	1,460,068

5,151,600	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	5,100,428

23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.23%, due 02/10/37	23,165,783

See accompanying notes to the financial statements.	39

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

349,335	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 2.74%, due 04/15/37	342,945

160,387	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	159,060

10,742,760	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.07%, due 02/10/29	10,687,549

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,081,783

16,659,820	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.64%, due 03/10/44	17,249,613

3,398,720	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	3,465,327

2,432,859	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.36%, due 06/12/41	2,311,216

4,451,295	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 5.88%, due 01/15/42	4,459,321

4,000,000	JPMBB Commercial Mortgage Securities Trust, Series 15-C31, Class A3, 3.80%, due 08/15/48	4,099,881

1,324,560	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	1,332,129

2,368,035	Merrill Lynch Mortgage Trust, Series 04-BPC1, Class E, 144A, Variable Rate, 5.17%, due 10/12/41	2,369,872

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 7.76%, due 07/15/33	1,129,134

8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.49%, due 05/09/38	8,340,035

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.27%, due 03/23/45	8,335,071

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	7,755,531

3,434,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	3,351,575

8,471,000	West Town Mall Trust, Series 17-KNOX, Class E, 144A, Variable Rate, 4.35%, due 07/05/30	8,115,680

	Total Commercial Mortgage-Backed Securities	139,822,265

	Residential Mortgage-Backed Securities — Other — 11.7%

1,253,408	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.77%, due 02/25/36	611,961

20,661,846	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + .36%, 2.85%, due 02/25/36	3,161,128

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	10,317,361

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

5,742,174	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,317,379

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,955,966

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,074,259

696,464	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 2.81%, due 02/25/37	651,597

5,591,600	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,254,992

7,122,814	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	7,100,546

3,124,531	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,908,143

1,929,850	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 2.64%, due 06/15/37	1,827,243

6,880,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA3, Class M2, 1 mo. LIBOR + 2.50%, 4.99%, due 03/25/30	7,102,482

575,875	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.99%, due 10/25/34	537,063

8,304,912	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	8,374,074

6,714,235	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	3,403,844

31,252,106	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 2.75%, due 06/25/36	3,472,668

15,074,425	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 5.93%, due 03/25/37	8,209,815

4,217,042	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 2.81%, due 03/25/36	783,912

675,968	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.73%, due 02/26/34	639,981

14,330,351	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 03/25/36	1,081,310

8,174,326	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 2.83%, due 03/25/36	616,706

21,793,654	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + .40%, 2.89%, due 03/25/36	1,644,098

1,643,090	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + .90%, 3.39%, due 08/25/35	1,702,967

8,007,163	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	7,701,827

40	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,584,371	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,654,170

2,639,328	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,672,404

5,666,214	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	5,035,760

10,908,606	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,942,280

1,363,797	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,149,962

942,556	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	884,492

678,589	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, Step Up, 7.50%, due 12/25/27	792,276

17,081,537	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	12,833,886

1,145,567	SACO I Trust, Series 05-10, Class 2A1, Variable Rate, 1 mo. LIBOR + .52%, 3.01%, due 01/25/36	1,146,460

	Total Residential Mortgage-Backed Securities — Other	117,563,012

	Residential Mortgage-Backed Securities — Prime — 3.4%

1,932,591	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.43%, due 08/25/35	1,912,487

1,722,215	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.73%, due 10/25/35	1,739,840

1,118,943	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.38%, due 08/25/35	1,119,458

3,975,753	GMACM Mortgage Loan Trust, Series 05-J1, Class A17, 5.50%, due 12/25/35	3,899,781

2,640,969	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.37%, due 12/25/36	2,487,707

2,089,201	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.15%, due 03/25/37	1,995,203

2,781,820	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.60%, due 09/25/35	2,756,516

2,010,563	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.12%, due 09/25/35	2,011,715

1,816,518	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.31%, due 01/25/47	1,772,512

14,676,958	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	14,508,546

	Total Residential Mortgage-Backed Securities — Prime	34,203,765

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — 1.8%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Step Up, 4.76%, due 06/25/35	1,825,719

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.07%, due 05/26/37	2,389,237

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 3.57%, due 08/25/35	1,726,868

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 4.36%, due 08/25/35	3,316,902

3,933,562	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.60%, due 04/25/31	5,535,654

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,713,944

1,248,780	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 3.24%, due 11/25/35	1,258,873

	Total Residential Mortgage-Backed Securities — Subprime	17,767,197

	Residential Mortgage-Backed Securities — Alt-A — 1.8%

1,864,049	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 3.54%, due 05/25/35	1,856,515

2,338,108	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 3.19%, due 05/25/36	1,387,780

2,424,104	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 3.19%, due 10/25/36	1,388,465

4,280,229	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 4.91%, due 02/25/47	3,961,275

3,575,906	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,601,080

5,894,477	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.75%, due 07/25/36	4,201,727

1,584,658	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,636,884

	Total Residential Mortgage-Backed Securities — Alt-A	18,033,726

	Small Balance Commercial Mortgages — 14.7%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	7,227,104

567,257	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 3.33%, due 04/25/34	557,081

315,463	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 4.29%, due 04/25/34	314,864

See accompanying notes to the financial statements.	41

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

568,657	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 5.34%, due 04/25/34	569,918

5,718,936	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.80%, due 08/25/35	5,420,714

2,970,335	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.88%, due 01/25/36	2,837,711

1,653,392	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .38%, 2.87%, due 04/25/36	1,568,249

2,380,487	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.72%, due 07/25/36	2,274,781

4,869,318	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 2.77%, due 07/25/36	4,664,441

6,855,131	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.74%, due 10/25/36	6,468,438

819,502	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.79%, due 10/25/36	775,225

3,162,535	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .22%, 2.71%, due 03/25/37	2,964,682

2,510,474	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.73%, due 07/25/37	2,358,391

10,363,931	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.76%, due 07/25/37	9,749,448

5,518,158	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.81%, due 07/25/37	5,153,431

2,148,945	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + .85%, 3.34%, due 12/25/37	2,125,378

18,390,871	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.74%, due 12/25/37	18,353,190

3,300,000	Core Industrial Trust, Series 15-WEST, Class D, 144A, Variable Rate, 4.23%, due 02/10/37	3,358,522

17,775,375	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.66%, due 05/15/34	17,276,477

2,037,673	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 2.67%, due 11/15/34	2,002,422

4,425,988	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.66%, due 04/15/35	4,339,874

3,549,536	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 04/16/35	3,240,319

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

763,197	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.80%, due 04/25/31	762,233

2,648,693	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.78%, due 09/25/36	2,628,474

1,551,902	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.69%, due 12/25/36	1,512,069

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.89%, due 06/25/37	4,018,581

4,094,482	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.76%, due 02/25/30	4,036,882

1,303,087	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.89%, due 09/25/30	1,299,521

2,002,843	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .52%, 3.01%, due 09/25/30	1,983,243

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .53%, 3.02%, due 04/25/31	5,285,819

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 04/25/31	1,938,891

2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.88%, due 09/25/36	2,470,573

2,563,200	Morgan Stanley Capital I Trust, Series 12-STAR, Class C, 144A, 3.85%, due 08/05/34	2,572,285

854,400	Morgan Stanley Capital I Trust, Series 12-STAR, Class D, 144A, 4.06%, due 08/05/34	858,148

1,363,716	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 4.29%, due 10/25/46	1,371,672

6,626,119	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.88%, due 12/27/49	6,624,786

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.25%, due 12/27/49	3,450,075

2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.41%, due 12/27/49	2,604,863

	Total Small Balance Commercial Mortgages	147,018,775

42	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — 6.0%

7,363,943	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + .19%, 2.96%, due 10/25/24	7,250,917

11,987,158	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + .70%, 3.47%, due 01/25/43	10,633,788

22,954,571	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + .06%, 2.83%, due 01/25/23	22,556,401

5,029,341	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 3.13%, due 03/28/35 (a)	4,620,330

14,758,608	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 4.42%, due 07/25/22	14,942,640

	Total Student Loans — Federal Family Education Loan Program	60,004,076

	Student Loans — Private — 20.1%

5,638,689	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 3.57%, due 07/25/34	5,412,757

1,401,101	Access Group, Inc., Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.65%, due 07/01/38	1,400,967

5,224,817	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + .73%, 3.55%, due 09/27/38	5,203,194

31,059,920	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 3.30%, due 12/27/41	30,701,448

2,893,976	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + .80%, 3.56%, due 04/28/42	2,824,600

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 4.01%, due 07/28/42	4,721,139

2,122,951	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + .50%, 2.99%, due 10/15/28	2,051,977

18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38 (a)	7,938,750

5,964,489	National Collegiate Student Loan Trust, Series 05-3, Variable Rate, 1 mo. LIBOR + .38%, 2.87%, due 10/25/33	5,712,430

808,970	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.76%, due 03/26/29	802,202

1,393,708	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.76%, due 09/25/29	1,388,952

8,862,887	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 2.73%, due 07/25/30	8,790,333

8,685,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.80%, due 05/25/32	8,211,000

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

11,680,550	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.84%, due 03/25/33	11,183,335

12,763,500	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + .37%, 2.86%, due 06/25/33	12,125,799

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.79%, due 10/25/33	13,271,364

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	70,500

9,539,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + .00%, due 06/15/32 (a)	9,524,691

4,900,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + .00%, due 09/15/32 (a)	4,892,650

3,509,557	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 4.39%, due 09/15/32	1,335,105

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 3.22%, due 09/15/33	8,660,579

4,407,737	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 3.07%, due 12/15/38	4,349,845

19,847,171	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 3.08%, due 06/15/39	19,341,068

18,710,223	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 3.12%, due 06/15/39	18,268,509

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + .39%, 3.18%, due 12/15/39	2,350,603

10,346,291	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.99%, due 01/25/36	10,437,353

	Total Student Loans — Private	200,994,150

	Time Share — 0.4%

409,635	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	409,750

1,602,298	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,594,242

875,029	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	869,129

1,483,889	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,472,564

	Total Time Share	4,345,685

	Total Asset-Backed Securities	931,286,755

See accompanying notes to the financial statements.	43

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	U.S. Government — 0.8%

1,300,000	U.S. Treasury Note, Variable Rate, USBM + .03%, 2.45%, due 04/30/20 (b)	1,299,506

3,000,000	U.S. Treasury Note, Variable Rate, USBM + .04%, 2.46%, due 07/31/20 (b)	2,998,682

4,000,000	U.S. Treasury Note, Variable Rate, USBM + .12%, 2.53%, due 01/31/21	3,997,403

	Total U.S. Government	8,295,591

	U.S. Government Agency — 1.5%

5,925,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – .02%, 2.69%, due 02/01/25 (c)	5,714,296

6,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 2.84%, due 10/29/26 (c)	5,776,479

3,172,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.72%, due 07/01/23 (c)	3,089,093

	Total U.S. Government Agency	14,579,868

	TOTAL DEBT OBLIGATIONS (COST $950,247,241)	954,162,214

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

3,493,048	GMO U.S. Treasury Fund	17,465,242

	TOTAL MUTUAL FUNDS (COST $17,468,141)	17,465,242

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 1.3%

12,715,477	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 2.33% (d)	12,715,477

	TOTAL SHORT-TERM INVESTMENTS (COST $12,715,477)	12,715,477

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps – Puts — 0.0%
CDX.NA.HYS.31.V3-5Y	MSCS	105.50%	03/20/19	USD	30,000,000	Fixed Spread	Pay	76,099
CDX.NA.IGS.31.V1-5Y	GS	72.50%	03/20/19	USD	95,000,000	Fixed Spread	Pay	17,556
CDX.NA.IGS.31.V1-5Y	GS	70.00%	03/20/19	USD	99,840,000	Fixed Spread	Pay	23,250
CDX.NA.IGS.31.V1-5Y	GS	65.00%	04/17/19	USD	99,840,000	Fixed Spread	Pay	112,677
ITRAXX.EUROPES.30.V1-5Y	BOA	80.00%	03/20/19	EUR	100,000,000	Fixed Spread	Pay	14,390

Total Options on Credit Default Swaps – Puts	243,972

TOTAL PURCHASED OPTIONS (COST $926,781)	243,972

TOTAL INVESTMENTS — 98.3% (Cost $981,357,640)	984,586,905

Other Assets and Liabilities (net) — 1.7%	16,558,895

TOTAL NET ASSETS — 100.0%	$1,001,145,800

44	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/20/2019	JPM	EUR	90,758	USD	103,366	$(534)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
465	U.S. Treasury Note 2 Yr. (CBT)	June 2019	98,670,820	(76,927)
829	U.S. Treasury Note 5 Yr. (CBT)	June 2019	94,972,312	(208,266)
6	U.S. Treasury Note 10 Yr. (CBT)	June 2019	732,000	(2,865)
172	U.S. Treasury Ultra 10 Yr. (CBT)	June 2019	22,265,938	(72,187)

			$216,641,070	$(360,245)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NAI.GS.31.V1-5Y	GS	105.00%	03/20/19	USD	95,000,000	Fixed Spread	Pay	(1,604)
ITRAXX.EUROPES.30.V1-5Y	BOA	120.00%	04/17/19	EUR	100,000,000	Fixed Spread	Pay	(10,983)
CDX.NA.HYS.31.V3-5Y	MSCS	99.00%	04/17/19	USD	30,000,000	Fixed Spread	Pay	(19,419)
CDX.NA.IGS.31.V1-5Y	GS	100.00%	04/17/19	USD	99,840,000	Fixed Spread	Pay	(16,442)
CDX.NA.IGS.31.V1-5Y	GS	100.00%	05/15/19	USD	99,840,000	Fixed Spread	Pay	(30,692)

		TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS – PUTS (Premiums $219,571)						$(79,140)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD	24,021,312	5.00%	2.64%	N/A	12/20/2021	Quarterly	(1,793,998)	(1,453,193)	340,805
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.44%	17,200,000 USD	06/20/2022	Quarterly	300,981	308,344	7,363

								$(1,493,017)	$(1,144,849)	$348,168

See accompanying notes to the financial statements.	45

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.54%	N/A	12/20/2020	Quarterly	369,771	(350,674)	(720,445)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.54%	N/A	12/20/2020	Quarterly	(26,058)	(346,131)	(320,073)
CDX.NA.HYS.25.V5-5Y	JPM	USD	8,543,000	5.00%	0.54%	N/A	12/20/2020	Quarterly	(847,893)	(680,865)	167,028
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.33%	N/A	12/20/2020	Quarterly	710,600	(52,867)	(763,467)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.33%	N/A	12/20/2020	Quarterly	547,891	(51,666)	(599,557)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	1.49%	N/A	12/20/2021	Quarterly	21,450	(820,459)	(841,909)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	1.49%	N/A	12/20/2021	Quarterly	(11,825)	(411,186)	(399,361)
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	0.44%	N/A	06/20/2022	Quarterly	(165,250)	(308,259)	(143,009)
CDX-NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	2.83%	N/A	12/20/2022	Quarterly	(301,070)	(393,867)	(92,797)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	2.83%	N/A	12/20/2022	Quarterly	(282,711)	(500,137)	(217,426)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	3,450,800	5.00%	2.83%	N/A	12/20/2022	Quarterly	(188,414)	(268,608)	(80,194)
Navient Corp.	BCLY	USD	3,435,200	5.00%	2.65%	N/A	12/20/2022	Quarterly	(264,646)	(279,777)	(15,131)
Navient Corp.	BCLY	USD	2,576,400	5.00%	2.65%	N/A	12/20/2022	Quarterly	(208,665)	(209,833)	(1,168)
Navient Corp.	BCLY	USD	2,576,400	5.00%	2.65%	N/A	12/20/2022	Quarterly	(198,694)	(209,833)	(11,139)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.04%	N/A	01/17/2047	Monthly	(119,899)	(155,086)	(35,187)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.04%	N/A	01/17/2047	Monthly	47,352	(91,833)	(139,185)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.04%	N/A	01/17/2047	Monthly	197,705	(339,971)	(537,676)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.04%	N/A	01/17/2047	Monthly	112,812	(89,692)	(202,504)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	0.04%	N/A	01/17/2047	Monthly	205,782	(270,504)	(476,286)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.05%	N/A	10/17/2057	Monthly	247,717	(164,770)	(412,487)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.05%	N/A	10/17/2057	Monthly	73,095	(169,807)	(242,902)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	0.05%	N/A	10/17/2057	Monthly	140,432	(64,623)	(205,055)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	0.05%	N/A	10/17/2057	Monthly	392,728	257,704	(135,024)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	0.05%	N/A	10/17/2057	Monthly	400,908	257,765	(143,143)
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	0.05%	N/A	10/17/2057	Monthly	1,299,082	527,857	(771,225)
CMBX.NA.BBB-.8	CITI	USD	7,500,000	3.00%	0.05%	N/A	10/17/2057	Monthly	596,480	457,679	(138,801)
CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	0.05%	N/A	10/17/2057	Monthly	144,924	128,669	(16,255)
CMBX.NA.AAA.9	DB	USD	18,296,200	0.50%	0.06%	N/A	09/17/2058	Monthly	(19,617)	(197,981)	(178,364)
CMBX.NA.AAA.9	CITI	USD	4,000,000	0.50%	0.06%	N/A	09/17/2058	Monthly	(17,096)	(43,283)	(26,187)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.06%	N/A	09/17/2058	Monthly	(48,882)	(108,209)	(59,327)
CMBX.NA.AAA.9	GS	USD	1,000,000	0.50%	0.06%	N/A	09/17/2058	Monthly	(4,888)	(10,821)	(5,933)
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.06%	N/A	09/17/2058	Monthly	(31,983)	(36,012)	(4,029)
CMBX.NA.BBB-.9	MSCS	USD	8,528,000	3.00%	0.05%	N/A	09/17/2058	Monthly	974,545	465,209	(509,336)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	0.05%	N/A	09/17/2058	Monthly	517,160	232,550	(284,610)
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	0.05%	N/A	09/17/2058	Monthly	950,085	240,023	(710,062)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	0.05%	N/A	09/17/2058	Monthly	346,611	96,009	(250,602)
Sell Protection^:
CDX-NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	0.49%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	1,057,012	(173,180)
CDX-NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	0.49%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,567,886	(227,736)
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	0.49%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,592,385	(64,628)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.49%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,064,064	(79,736)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.49%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	1,057,259	(312,505)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	10,233,600	5.00%	1.06%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,472,301	(75,019)
CDX.NA.HYS.29.V1-5Y	JPM	USD	41,985,714	5.00%	0.30%	41,985,714 USD	12/20/2022	Quarterly	8,955,553	7,037,230	(1,918,323)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	1.06%	5,115,600 USD	12/20/2022	Quarterly	742,274	735,978	(6,296)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	21,139,883	5.00%	0.30%	21,139,883 USD	12/20/2022	Quarterly	4,039,831	3,543,258	(496,573)
CDX.NA.HYS.29.V1-5Y	BOA	USD	25,885,000	5.00%	1.06%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,724,058	(559,910)
CDX-NA.HYS.31.V1-5Y	GS	USD	10,000,000	5.00%	2.02%	10,000,000 USD	12/20/2023	Quarterly	1,166,000	1,339,074	173,074
CDX-NA.HYS.31.V1-5Y	JPM	USD	18,603,685	5.00%	0.54%	18,603,685 USD	12/20/2023	Quarterly	3,703,994	3,637,806	(66,188)
CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	0.03%	4,217,000 USD	05/11/2063	Monthly	(52,739)	(86,834)	(34,095)

									$37,142,131	$23,778,188	$(13,363,943)

46	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.27%	3 Month USD LIBOR	USD	10,495,000	03/10/2021	Quarterly	—	276,854	276,854
2.55%	3 Month USD LIBOR	USD	17,361,000	03/16/2021	Quarterly	118,562	20,520	(98,042)
2.10%	3 Month USD LIBOR	USD	4,101,000	11/24/2021	Quarterly	90,788	52,136	(38,652)
2.59%	3 Month USD LIBOR	USD	3,584,000	02/09/2022	Quarterly	462	(862)	(1,324)
2.90%	3 Month USD LIBOR	USD	7,624,000	06/22/2022	Quarterly	—	(81,418)	(81,418)
2.06%	3 Month USD LIBOR	USD	11,981,000	11/10/2022	Quarterly	163,222	211,245	48,023
2.62%	3 Month USD LIBOR	USD	3,410,000	01/14/2024	Quarterly	—	(8,771)	(8,771)
2.15%	3 Month USD LIBOR	USD	8,477,000	10/13/2024	Quarterly	164,029	191,276	27,247
2.65%	3 Month USD LIBOR	USD	4,164,000	01/18/2025	Quarterly	—	(14,094)	(14,094)
2.65%	3 Month USD LIBOR	USD	12,020,000	01/18/2025	Quarterly	—	(41,015)	(41,015)
2.00%	3 Month USD LIBOR	USD	19,668,000	04/16/2025	Quarterly	(91,173)	671,894	763,067
2.58%	3 Month USD LIBOR	USD	3,162,000	02/04/2026	Quarterly	—	8,923	8,923
1.65%	3 Month USD LIBOR	USD	5,536,000	05/19/2026	Quarterly	221,123	361,836	140,713
2.88%	3 Month USD LIBOR	USD	7,356,000	06/04/2028	Quarterly	—	(111,692)	(111,692)
3.00%	3 Month USD LIBOR	USD	6,581,000	07/30/2028	Quarterly	—	(165,385)	(165,385)

						$667,013	$1,371,447	$704,434

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	GS	USD	30,000,001	06/20/2019	Quarterly	$—	$(1,054,455)	$(1,054,455)

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	47

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Short Duration Strategies team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO U.S. Treasury Fund returned +2.16% (net) for the fiscal year ended February 28, 2019, as compared with +2.04% for the FTSE 3-Month Treasury Bill Index.

Security selection in Floating Rate Treasury Notes and Federal Home Loan Bank Notes was the primary contributor to performance during the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Treasury Fund and the FTSE 3-Month Treasury Bill Index (formerly Citigroup 3-Month Treasury Bill Index)

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.9%
Other	0.1

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 83.3%

20,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	19,846,875

37,500,000	U.S. Treasury Note, 1.00%, due 11/30/19	37,066,406

28,250,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.42%, due 01/31/20	28,243,490

51,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	50,346,563

10,000,000	U.S. Treasury Note, 1.38%, due 02/29/20	9,883,594

30,000,000	U.S. Treasury Note, 1.13%, due 03/31/20	29,546,484

145,902,600	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20	145,847,151

54,741,200	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20	54,717,156

60,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20	59,947,619

94,000,000	U.S. Treasury Note, Variable Rate, USBM + ..12%, 2.53%, due 01/31/21	93,938,961

	TOTAL U.S. GOVERNMENT (COST $529,534,099)	529,384,299

	U.S. Government Agency — 16.5%

24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.58%, due 02/07/20	24,470,844

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.41%, due 02/21/20	19,999,952

35,590,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .23%, 2.51%, due 05/04/20	35,558,363

25,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 2.45%, due 07/24/20	24,989,315

	TOTAL U.S. GOVERNMENT AGENCY (COST $105,059,171)	105,018,474

	Money Market Funds — 0.1%

850,373	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (a)	850,373

	TOTAL SHORT-TERM INVESTMENTS (COST $635,443,643)	635,253,146

	TOTAL INVESTMENTS — 99.9% (Cost $635,443,643)	635,253,146

	Other Assets and Liabilities (net) — 0.1%	524,255

	TOTAL NET ASSETS — 100.0%	$635,777,401

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Schedule of Investments — (Continued)

February 28, 2019

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollars.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Francs.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at February 28, 2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$29,705,779	$209,977,640	$74,190,722

Investments in unaffiliated issuers, at value (Note 2)(b)	356,054,035	548,112,117	4,053,392,079

Foreign currency, at value (Note 2)(c)	—	—	197,917

Cash	104	109	12,407,472

Receivable for investments sold	—	—	143

Receivable for Fund shares sold	—	—	8,400,000

Receivable for closed swap contracts (Note 4)	24,054	52,428	—

Dividends and interest receivable	605,472	1,107,376	56,467,020

Unrealized appreciation on open forward currency contracts (Note 4)	1,362,404	3,157,829	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	51,148	500,631

Due from broker (Note 2)	1,869,434	4,687,732	9,028,638

Receivable for open OTC swap contracts (Note 4)	—	—	12,126,302

Interest receivable for open OTC swap contracts (Note 4)	—	—	2,273,921

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	7,719	82,737	—

Receivable for options (Note 4)(d)	—	—	470,630

Miscellaneous receivable	—	—	1,929

Total assets	389,629,001	767,229,116	4,229,457,404

Liabilities:

Foreign currency due to custodian	—	129	—

Payable for investments purchased	53,524	—	10,577,735

Payable for Fund shares repurchased	35,847	74,833	8,422,723

Payable for purchases of delayed delivery securities	—	99,717,119	—

Payable to affiliate for (Note 5):

Management fee	74,115	127,305	1,106,798

Shareholder service fee	22,251	52,710	365,337

Payable to agents unaffiliated with GMO	117	142	714

Payable for variation margin on open futures contracts (Note 4)	—	117,482	—

Payable for variation margin on open cleared swap contracts (Note 4)	17,079	—	—

Payable for closed swap contracts (Note 4)	4,528	11,346	—

Unrealized depreciation on open forward currency contracts (Note 4)	623,884	2,379,642	2,832,830

Interest payable for open OTC swap contracts (Note 4)	—	—	770,292

Payable for open OTC swap contracts (Note 4)	—	—	14,992,716

Payable for reverse repurchase agreements (Note 2)	—	—	44,592,190

Payable for options (Note 4)(d)	—	—	1,463,776

Payable to Trustees and related expenses	3,968	2,305	10,858

Accrued expenses	150,550	127,563	428,377

Total liabilities	985,863	102,610,576	85,564,346

Net assets	$388,643,138	$664,618,540	$4,143,893,058

(a) Cost of investments – affiliated issuers:	$29,705,779	$212,594,342	$74,296,430

(b) Cost of investments – unaffiliated issuers:	$358,922,394	$554,486,848	$4,197,590,097

(c) Cost of foreign currency:	$—	$—	$197,696

(d) Premiums on options:	$26,925	$64,197	$5,473,409

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Net assets consist of:

Paid-in capital	$458,172,410	$705,554,381	$4,465,764,750

Distributable earnings (accumulated loss)	(69,529,272)	(40,935,841)	(321,871,692)

	$388,643,138	$664,618,540	$4,143,893,058

Net assets attributable to:

Class III	$82,801,009	$84,163,027	$1,294,576,888

Class IV	$—	$580,455,513	$2,849,316,170

Class VI	$305,842,129	$—	$—

Shares outstanding:

Class III	3,831,545	4,030,132	48,274,652

Class IV	—	27,716,491	106,420,711

Class VI	14,113,652	—	—

Net asset value per share:

Class III	$21.61	$20.88	$26.82

Class IV	$—	$20.94	$26.77

Class VI	$21.67	$—	$—

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$3,539,546	$17,465,242	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	202,961,533	967,121,663	635,253,146

Cash	—	42,170	—

Receivable for investments sold	857,500	11,442	—

Receivable for closed swap contracts (Note 4)	423,299	—	—

Dividends and interest receivable	914,001	3,623,660	1,169,968

Unrealized appreciation on open forward currency contracts (Note 4)	548,311	—	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	123,825	—

Due from broker (Note 2)	3,789,759	2,644,809	—

Receivable for open OTC swap contracts (Note 4)	2,281,841	30,491,776	—

Interest receivable for open OTC swap contracts (Note 4)	12,326	1,818,293	—

Receivable for sales of delayed delivery securities	—	20,396,875	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,428	37,980	48,137

Total assets	215,339,544	1,043,777,735	636,471,251

Liabilities:

Payable for investments purchased	869,866	13,065,257	—

Payable for Fund shares repurchased	—	—	117,455

Payable for recoupment of past waived and/or reimbursement fees (Note 5)	2,088	—	—

Payable for purchases of delayed delivery securities	—	20,375,781	—

Payable to affiliate for (Note 5):

Management fee	56,748	306,357	36,518

Shareholder service fee	8,918	42,125	—

Payable to agents unaffiliated with GMO	38	199	264

Payable for variation margin on open futures contracts (Note 4)	35,820	182,368	—

Payable for variation margin on open cleared swap contracts (Note 4)	611,140	—	—

Payable for closed swap contracts (Note 4)	755,344	—	—

Dividend payable	—	—	453,136

Unrealized depreciation on open forward currency contracts (Note 4)	61,609	534	—

Interest payable for open OTC swap contracts (Note 4)	—	605,667	—

Payable for open OTC swap contracts (Note 4)	83,286	7,768,043	—

Written options outstanding, at value (Note 4)(c)	—	79,140	—

Payable to Trustees and related expenses	539	2,774	7,261

Accrued expenses	92,176	203,690	79,216

Total liabilities	2,577,572	42,631,935	693,850

Net assets	$212,761,972	$1,001,145,800	$635,777,401

(a) Cost of investments – affiliated issuers:	$3,539,546	$17,468,141	$—

(b) Cost of investments – unaffiliated issuers:	$202,633,427	$963,889,499	$635,443,643

(c) Premiums on written options:	$—	$219,571	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$210,587,994	$1,087,684,162	$637,983,309

Distributable earnings (accumulated loss)	2,173,978	(86,538,362)	(2,205,908)

	$212,761,972	$1,001,145,800	$635,777,401

Net assets attributable to:

Core Class	$—	$—	$635,777,401

Class VI	$212,761,972	$1,001,145,800	$—

Shares outstanding:

Core Class	—	—	127,204,046

Class VI	10,526,743	38,199,071	—

Net asset value per share:

Core Class	$—	$—	$5.00

Class VI	$20.21	$26.21	$—

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Investment Income:

Interest	$17,858,092	$6,237,516	$214,862,672

Dividends from affiliated issuers (Note 10)	444,012	9,112,104	2,303,554

Dividends from unaffiliated issuers	44,710	4,493,929	1,103,229

Total investment income	18,346,814	19,843,549	218,269,455

Expenses:

Management fee (Note 5)	1,593,511	1,954,168	13,808,546

Shareholder service fee – Class III (Note 5)	205,660	62,114	1,864,586

Shareholder service fee – Class IV (Note 5)	—	740,258	2,702,242

Shareholder service fee – Class VI (Note 5)	275,164	—	—

Audit and tax fees	87,216	92,076	159,025

Custodian, fund accounting agent and transfer agent fees	128,611	160,842	603,973

Legal fees	18,007	32,026	81,011

Registration fees	4,083	6,031	17,909

Trustees’ fees and related expenses (Note 5)	16,512	17,745	87,200

Interest expense (Note 2)	4,538	13,767	732,494

Miscellaneous	6,707	12,683	85,564

Total expenses	2,340,009	3,091,710	20,142,550

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(230,402)	(287,962)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(792,142)	(48,429)

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(130,255)	(6,659)

Net expenses	2,109,607	1,881,351	20,087,462

Net investment income (loss)	16,237,207	17,962,198	198,181,993

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	(9,982,051)	(4,927,227)	(16,612,233)

Investments in affiliated issuers	(18,224)	1,194,721	2,882,680

Futures contracts	—	1,995,590	—

Options	—	—	752,482

Swap contracts	1,462,531	3,356,530	26,450,077

Forward currency contracts	1,235,449	6,424,480	10,928,583

Foreign currency and foreign currency related transactions	99,311	272,742	1,023,130

Net realized gain (loss)	(7,202,984)	8,316,836	25,424,719

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	7,717,788	132,329	(181,263,697)

Investments in affiliated issuers	—	(4,927,441)	(3,127,575)

Futures contracts	—	(499,392)	—

Options	26,925	64,197	(763,395)

Swap contracts	2,190,486	4,414,634	4,425,895

Forward currency contracts	2,375,712	9,614,689	(4,789,936)

Foreign currency and foreign currency related transactions	14,352	—	(269,272)

Net change in unrealized appreciation (depreciation)	12,325,263	8,799,016	(185,787,980)

Net realized and unrealized gain (loss)	5,122,279	17,115,852	(160,363,261)

Net increase (decrease) in net assets resulting from operations	$21,359,486	$35,078,050	$37,818,732

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019 — (Continued)

	High Yield Fund(a)	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$3,636,918	$58,737,170	$27,588,473

Dividends from affiliated issuers (Note 10)	57,174	861,405	—

Dividends from unaffiliated issuers	8,134	135,231	11,861

Total investment income	3,702,226	59,733,806	27,600,334

Expenses:

Management fee (Note 5)	508,604	4,360,645	1,121,189

Shareholder service fee – Class VI (Note 5)	79,923	599,589	—

Organizational expenses	150,081	—	—

Audit and tax fees	93,370	126,969	36,263

Custodian, fund accounting agent and transfer agent fees	39,597	203,931	171,115

Legal fees	6,386	359,706	24,505

Registration fees	10,822	1,287	1,301

Trustees’ fees and related expenses (Note 5)	3,278	24,136	36,619

Recoupment of past waived and/or reimbursed fees (Note 5)	2,088	—	—

Interest expense (Note 2)	61,316	35,941	—

Miscellaneous	13,913	37,986	14,951

Total expenses	969,378	5,750,190	1,405,943

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(167,646)	(392,944)	(1,363,001)

Net expenses	801,732	5,357,246	42,942

Net investment income (loss)	2,900,494	54,376,560	27,557,392

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	(270,819)	7,385,014	(755,612)

Investments in affiliated issuers	277	(48,191)	—

Investments in securities sold short	—	333,555	—

Futures contracts	445,597	3,854,066	—

Written options	—	619,685	—

Swap contracts	3,339,089	3,403,198	—

Forward currency contracts	650,881	(2,568)	—

Foreign currency and foreign currency related transactions	39,180	(6,789)	—

Net realized gain (loss)	4,204,205	15,537,970	(755,612)*

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	328,106	(23,310,499)	1,016,591

Investments in affiliated issuers	—	20,484	—

Investments in securities sold short	—	(494,647)	—

Futures contracts	(73,179)	(395,278)	—

Options	—	(122,778)	—

Swap contracts	2,308,049	(9,507,929)	—

Forward currency contracts	486,702	17,364	—

Foreign currency and foreign currency related transactions	—	(34)	—

Net change in unrealized appreciation (depreciation)	3,049,678	(33,793,317)	1,016,591

Net realized and unrealized gain (loss)	7,253,883	(18,255,347)	260,979

Net increase (decrease) in net assets resulting from operations	$10,154,377	$36,121,213	$27,818,371

(a)	Period from June 25, 2018 (commencement of operations) through February 28, 2019.
*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$16,237,207	$20,940,318	$17,962,198	$17,999,886

Net realized gain (loss)	(7,202,984)	694,506	8,316,836	8,423,203

Change in net unrealized appreciation (depreciation)	12,325,263	(19,218,760)	8,799,016	(17,657,057)

Net increase (decrease) in net assets from operations	21,359,486	2,416,064	35,078,050	8,766,032

Distributions to shareholders(a):

Class III	(4,684,062)	(2,024,013)	(2,096,439)	(332,939)

Class IV	—	—	(31,186,788)	(23,549,157)

Class VI	(18,119,873)	(10,978,139)	—	—

Total distributions	(22,803,935)	(13,002,152)	(33,283,227)	(23,882,096)

Net share transactions (Note 9):

Class III	(124,498,378)	(73,760,828)	49,702,985	12,381,895

Class IV	—	—	(342,156,707)	369,406,029

Class VI	(711,557,145)	(181,503,566)	—	—

Increase (decrease) in net assets resulting from net share transactions	(836,055,523)	(255,264,394)	(292,453,722)	381,787,924

Total increase (decrease) in net assets	(837,499,972)	(265,850,482)	(290,658,899)	366,671,860

Net assets:

Beginning of period	1,226,143,110	1,491,993,592	955,277,439	588,605,579

End of period(b)	$388,643,138	$1,226,143,110	$664,618,540	$955,277,439

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Asset Allocation Bond Fund and Core Plus Bond Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $8,714,984 and $5,487,946 in Asset Allocation Bond Fund and Core Plus Bond Fund, respectively.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		High Yield Fund
	Year Ended February 28,		Period from June 25, 2018 (commencement of operations) through February 28, 2019
	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$198,181,993	$190,864,386	$2,900,494

Net realized gain (loss)	25,424,719	86,872,155	4,204,205

Change in net unrealized appreciation (depreciation)	(185,787,980)	(51,980,538)	3,049,678

Net increase (decrease) in net assets from operations	37,818,732	225,756,003	10,154,377

Distributions to shareholders(a):

Class III	(88,640,894)	(72,600,877)	—

Class IV	(199,249,504)	(207,887,262)	—

Class VI	—	—	(8,155,753)

Total distributions	(287,890,398)	(280,488,139)	(8,155,753)

Net share transactions (Note 9):

Class III	97,793,087	220,374,650	—

Class IV	155,415,222	(118,629,623)	—

Class VI	—	—	210,763,348

Increase (decrease) in net assets resulting from net share transactions	253,208,309	101,745,027	210,763,348

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	1,446,323	1,028,334	—

Class IV	3,144,860	2,878,920	—

Increase in net assets resulting from purchase premiums and redemption fees	4,591,183	3,907,254	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	257,799,492	105,652,281	210,763,348

Total increase (decrease) in net assets	7,727,826	50,920,145	212,761,972

Net assets:

Beginning of period	4,136,165,232	4,085,245,087	—

End of period(b)	$4,143,893,058	$4,136,165,232	$212,761,972

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Emerging Country Debt Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(67,074,142) in Emerging Country Debt Fund.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$54,376,560	$55,173,815	$27,557,392	$24,320,611

Net realized gain (loss)	15,537,970	(3,342,915)	(755,612)	(1,278,414)

Change in net unrealized appreciation (depreciation)	(33,793,317)	10,426,708	1,016,591	(1,139,646)

Net increase (decrease) in net assets from operations	36,121,213	62,257,608	27,818,371	21,902,551

Distributions to shareholders(a):

Core Class	—	—	(27,557,392)	(24,320,611)

Class VI	(45,077,214)	(32,473,748)	—	—

Total distributions	(45,077,214)	(32,473,748)	(27,557,392)	(24,320,611)

Net share transactions (Note 9):

Core Class	—	—	(1,689,189,143)	(339,573,514)

Class VI	(197,886,568)	(336,644,785)	—	—

Increase (decrease) in net assets resulting from net share transactions	(197,886,568)	(336,644,785)	(1,689,189,143)	(339,573,514)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	2,034,100	1,921,360	—	—

Increase in net assets resulting from purchase premiums and redemption fees	2,034,100	1,921,360	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(195,852,468)	(334,723,425)	(1,689,189,143)	(339,573,514)

Total increase (decrease) in net assets	(204,808,469)	(304,939,565)	(1,688,928,164)	(341,991,574)

Net assets:

Beginning of period	1,205,954,269	1,510,893,834	2,324,705,565	2,666,697,139

End of period(b)	$1,001,145,800	$1,205,954,269	$635,777,401	$2,324,705,565

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Opportunistic Income Fund and U.S. Treasury Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $7,029,042 and $ — in Opportunistic Income Fund and U.S. Treasury Fund, respectively.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2019		2018		2017		2016		2015		2019		2018		2017		2016		2015
Net asset value, beginning of period	$21.95		$22.15		$22.16		$26.36		$24.57		$22.02		$22.23		$22.21		$26.40		$24.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.54		0.33		0.18		0.01		0.38		0.57		0.36		0.21		0.06		0.22
Net realized and unrealized gain (loss)	0.18		(0.31)		(0.19)		(2.58)		2.48		0.18		(0.33)		(0.19)		(2.61)		2.68

Total from investment operations	0.72		0.02		(0.01)		(2.57)		2.86		0.75		0.03		0.02		(2.55)		2.90

Less distributions to shareholders:
From net investment income	(1.06)		(0.22)		—		(1.63)		(0.67)		(1.10)		(0.24)		—		(1.64)		(0.70)
From net realized gains	—		—		—		—		(0.40)		—		—		—		—		(0.40)

Total distributions	(1.06)		(0.22)		—		(1.63)		(1.07)		(1.10)		(0.24)		—		(1.64)		(1.10)

Net asset value, end of period	$21.61		$21.95		$22.15		$22.16		$26.36		$21.67		$22.02		$22.23		$22.21		$26.40

Total Return(b)	3.37%		0.07%		(0.05)%		(9.88)%		11.92%		3.48%		0.12%		0.09%		(9.79)%		12.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,801		$207,008		$282,272		$352,828		$421,910		$305,842		$1,019,135		$1,209,721		$1,888,505		$4,652,197
Net operating expenses to average daily net assets	0.41	%(c)	0.41%		0.41	%(c)	0.40	%(c)	0.40	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.31	%(c)	0.31	%(c)
Interest and/or dividend expenses to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.01%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.01%
Total net expenses to average daily net assets	0.41	%(c)	0.41%		0.41	%(c)	0.42	%(c)	0.41	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.33	%(c)	0.32	%(c)
Net investment income (loss) to average daily net assets(a)	2.48%		1.50%		0.81%		0.03%		1.49%		2.57%		1.59%		0.94%		0.27%		0.84%
Portfolio turnover rate	59	%(f)	89%		130	%(f)	177%		177%		59	%(f)	89%		130	%(f)	177%		177%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.02%		0.02%		0.03%		0.02%		0.04%		0.02%		0.02%		0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Ratio is less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019 and February 28, 2017, including transactions in USTF, was 88% and 126%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2019		2018		2017(a)		2016(a)	2015(a)		2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$20.93		$21.10		$21.39		$23.43	$22.35		$20.98		$21.15		$21.45		$23.49	$22.41

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.51		0.41		0.26		0.24	0.21		0.48		0.46		0.24		0.27	0.21
Net realized and unrealized gain (loss)	0.49		(0.06)		0.25		(1.14)	1.83		0.53		(0.10)		0.29		(1.17)	1.83

Total from investment operations	1.00		0.35		0.51		(0.90)	2.04		1.01		0.36		0.53		(0.90)	2.04

Less distributions to shareholders:
From net investment income	(1.05)		(0.52)		(0.80)		(1.14)	(0.96)		(1.05)		(0.53)		(0.83)		(1.14)	(0.96)

Total distributions	(1.05)		(0.52)		(0.80)		(1.14)	(0.96)		(1.05)		(0.53)		(0.83)		(1.14)	(0.96)

Net asset value, end of period	$20.88		$20.93		$21.10		$21.39	$23.43		$20.94		$20.98		$21.15		$21.45	$23.49

Total Return(c)	4.88%		1.61%		2.44%		(3.93)%	9.25%		4.93%		1.68%		2.55%		(3.91)%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,163		$34,641		$22,172		$52,187	$51,045		$580,456		$920,637		$566,433		$215,060	$191,054
Net operating expenses to average daily net assets(d)	0.29%		0.29%		0.35%		0.35%	0.37%		0.24%		0.24%		0.30%		0.30%	0.32%
Interest and/or dividend expenses to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)
Total net expenses to average daily net assets(d)	0.29%		0.29%		0.35%		0.36%	0.37%		0.24%		0.24%		0.30%		0.31%	0.32%
Net investment income (loss) to average daily net assets(b)	2.41%		1.91%		1.21%		1.14%	0.89%		2.29%		2.14%		1.10%		1.17%	0.94%
Portfolio turnover rate	201	%(g)	198	%(g)	216	%(g)	21%	128%		201	%(g)	198	%(g)	216	%(g)	21%	128%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.16%		0.14%		0.30%		0.21%	0.15%		0.15%		0.14%		0.26%		0.21%	0.15%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 250%, 221% and 325%, respectively, of the average value of its portfolio.

(h)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2019		2018		2017(a)		2016(a)		2015(a)		2019		2018		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$28.62		$28.99		$26.01		$28.47		$29.31		$28.57		$28.95		$25.98		$28.44		$29.28

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.36		1.36		1.94		1.53		1.77	(c)	1.37		1.39		1.95		1.53		1.80	(c)
Net realized and unrealized gain (loss)	(1.19)		0.32		3.01	(d)	(2.04)		(0.03)		(1.19)		0.29		3.01	(d)	(2.01)		(0.06)

Total from investment operations	0.17		1.68		4.95		(0.51)		1.74		0.18		1.68		4.96		(0.48)		1.74

Less distributions to shareholders:
From net investment income	(1.97)		(2.05)		(1.97)		(1.95)		(2.58)		(1.98)		(2.06)		(1.99)		(1.98)		(2.58)

Total distributions	(1.97)		(2.05)		(1.97)		(1.95)		(2.58)		(1.98)		(2.06)		(1.99)		(1.98)		(2.58)

Net asset value, end of period	$26.82		$28.62		$28.99		$26.01		$28.47		$26.77		$28.57		$28.95		$25.98		$28.44

Total Return(e)	0.97%		5.81%		19.47%		(1.77)%		6.03%		1.02%		5.83%		19.50%		(1.73)%		6.07%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,294,577		$1,273,188		$1,067,086		$827,667		$746,182		$2,849,316		$2,862,977		$3,018,159		$3,099,809		$3,262,104
Net operating expenses to average daily net assets(f)	0.52%		0.53%		0.54%		0.54%		0.56%		0.47%		0.48%		0.49%		0.49%		0.51%
Interest and/or dividend expenses to average daily net assets(g)	0.02%		0.00	%(h)	—		0.00	%(h)	—		0.02%		0.00	%(h)	—		0.00	%(h)	—
Total net expenses to average daily net assets(f)	0.54%		0.53%		0.54%		0.54%		0.56%		0.49%		0.48%		0.49%		0.49%		0.51%
Net investment income (loss) to average daily net assets(b)	4.99%		4.57%		6.76%		5.58%		5.86	%(i)	5.04%		4.67%		6.81%		5.60%		5.93	%(i)
Portfolio turnover rate	15	%(j)	34	%(j)	21	%(j)	20%		18%		15	%(j)	34	%(j)	21	%(j)	20%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)	$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.06	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

Includes income per share of $0.06 and $0.09, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $1.71 and $1.71, respectively. These per share amounts have been adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(d)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)	Ratio is less than 0.01%.
(i)

Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 15%, 33% and 23%, respectively, of the average value of its portfolio.

(k)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

HIGH YIELD FUND

	Class VI Shares
	Period from June 25, 2018 (commencement of operations) through February 28, 2019
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27
Net realized and unrealized gain (loss)	0.71

Total from investment operations	0.98

Less distributions to shareholders:
From net investment income	(0.61)
From net realized gains	(0.16)

Total distributions	(0.77)

Net asset value, end of period	$20.21

Total Return(b)	5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,762
Net operating expenses to average daily net assets(c)	0.51	%*(f)
Interest and/or dividend expenses to average daily net assets(d)	0.04	%*
Total net expenses to average daily net assets(c)	0.55	%*
Net investment income (loss) to average daily net assets(a)	2.00	%*
Portfolio turnover rate(e)	81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended February 28, 2019, including transactions in USTF, was 159% of the average value of its portfolio.

(f)	Includes recoupment of past reimbursed and/or fees (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares
	Year Ended February 28/29,
	2019		2018		2017		2016		2015(a)
Net asset value, beginning of period	$26.41		$25.78		$24.57		$24.80		$24.22

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.32		1.15		0.96		0.53		0.54
Net realized and unrealized gain (loss)	(0.38)		0.18		0.89		(0.34)		0.42

Total from investment operations	0.94		1.33		1.85		0.19		0.96

Less distributions to shareholders:
From net investment income	(1.14)		(0.70)		(0.64)		(0.42)		(0.38)

Total distributions	(1.14)		(0.70)		(0.64)		(0.42)		(0.38)

Net asset value, end of period	$26.21		$26.41		$25.78		$24.57	(c)	$24.80

Total Return(d)	3.58%		5.18%		7.62%		0.77%		3.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,001,146		$1,205,954		$1,510,894		$1,648,019		$1,790,805
Net operating expenses to average daily net assets(e)	0.49%		0.47%		0.33%		0.31%		0.31%
Interest and/or dividend expenses to average daily net assets(f)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Total net expenses to average daily net assets(e)	0.49%		0.47%		0.33%		0.31%		0.31%
Net investment income (loss) to average daily net assets(b)	4.99%		4.39%		3.82%		2.13%		2.18%
Portfolio turnover rate	75	%(h)	152	%(h)	66	%(h)	66%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%		0.04%		0.03%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.04		$0.03		$0.04		$0.03	(a)

(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratio is less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 83%, 175% and 75%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2019(a)		2018(a)		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$5.00		$5.01		$5.01		$5.01		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.05		0.02		0.01		0.00	(b)
Net realized and unrealized gain (loss)	0.01		(0.01)		0.00	(c)	0.00	(c)	0.00	(c)

Total from investment operations	0.11		0.04		0.02		0.01		0.00

Less distributions to shareholders:
From net investment income	(0.11)		(0.05)		(0.02)		(0.01)		(0.00	)(d)
From net realized gains	—		—		(0.00	)(e)	(0.00	)(e)	(0.00	)(e)

Total distributions	(0.11)		(0.05)		(0.02)		(0.01)		(0.00)

Net asset value, end of period	$5.00		$5.00		$5.01		$5.01		$5.01

Total Return(f)	2.16%		0.96%		0.54%		0.19%		0.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$635,777		$2,324,706		$2,666,697		$4,033,504		$2,243,931
Net expenses to average daily net assets	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets	1.97%		1.06%		0.47%		0.16%		0.05%
Portfolio turnover rate(h)	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%		0.09%		0.10%		0.10%		0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	Distributions from net investment income were less than $0.01 per share.
(e)	Distributions from net realized gains were less than $0.01 per share.
(f)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(g)	Ratio is less than 0.01%.
(h)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Notes to Financial Statements

February 28, 2019

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund (commenced operations on June 25, 2018), Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund and U.S. Treasury Fund currently limit subscriptions.

Emerging Country Debt Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2019:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$13,492,779	$303,120,632	$—	$316,613,411
U.S. Government Agency	27,494,395	—	—	27,494,395

TOTAL DEBT OBLIGATIONS	40,987,174	303,120,632	—	344,107,806

Mutual Funds	29,705,779	—	—	29,705,779
Short-Term Investments	2,198,859	9,718,056	—	11,916,915
Purchased Options	—	29,314	—	29,314

Total Investments	72,891,812	312,868,002	—	385,759,814

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,362,404	—	1,362,404
Swap Contracts
Interest Rate Risk	—	1,641,613	—	1,641,613

Total	$72,891,812	$315,872,019	$—	$388,763,831

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(623,884)	$—	$(623,884)
Written Options
Foreign Currency Risk	—	0 §	—	0 §
Swap Contracts
Interest Rate Risk	—	(583,273)	—	(583,273)

Total	$—	$(1,207,157)	$—	$(1,207,157)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$41,379,143	$—	$41,379,143
U.S. Government	172,799,681	—	—	172,799,681
U.S. Government Agency	—	99,738,540	—	99,738,540

TOTAL DEBT OBLIGATIONS	172,799,681	141,117,683	—	313,917,364

Mutual Funds	321,872,563	—	—	321,872,563
Short-Term Investments	2,340,448	119,889,745	—	122,230,193
Purchased Options	—	69,637	—	69,637

Total Investments	497,012,692	261,077,065	—	758,089,757

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,157,829	—	3,157,829
Swap Contracts
Interest Rate Risk	—	3,920,318	—	3,920,318

Total	$497,012,692	$268,155,212	$—	$765,167,904

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,379,642)	$—	$(2,379,642)
Futures Contracts
Interest Rate Risk	(228,701)	—	—	(228,701)
Written Options
Foreign Currency Risk	—	0 §	—	0 §
Swap Contracts
Interest Rate Risk	—	(1,493,062)	—	(1,493,062)

Total	$(228,701)	$(3,872,704)	$—	$(4,101,405)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$40,302,294	$—	$40,302,294
Corporate Debt	—	16,541,325	24,697,310	41,238,635
Foreign Government Agency	—	789,453,696	130,262,106	919,715,802
Foreign Government Obligations	—	1,996,188,677	116,011,870	2,112,200,547
U.S. Government	662,334,987	76,546,499	—	738,881,486

TOTAL DEBT OBLIGATIONS	662,334,987	2,919,032,491	270,971,286	3,852,338,764

Loan Assignments	—	—	7,965,089	7,965,089
Loan Participations	—	—	58,083,336	58,083,336
Mutual Funds	74,190,722	—	—	74,190,722
Rights/Warrants	—	24,510,194	2,736,698	27,246,892
Short-Term Investments	37,758,799	69,999,199	—	107,757,998

Total Investments	774,284,508	3,013,541,884	339,756,409	4,127,582,801

Derivatives^
Options
Credit Risk	—	—	470,630	470,630
Swap Contracts
Credit Risk	—	17,368,049	—	17,368,049
Interest Rate Risk	—	409,256	—	409,256

Total	$774,284,508	$3,031,319,189	$340,227,039	$4,145,830,736

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,832,830)	$—	$(2,832,830)
Options
Credit Risk	—	—	(1,463,776)	(1,463,776)
Swap Contracts
Credit Risk	—	(13,996,296)	—	(13,996,296)
Interest Rate Risk	—	(3,071,027)	—	(3,071,027)

Total	$—	$(19,900,153)	$(1,463,776)	$(21,363,929)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$42,714,399	$—	$42,714,399
U.S. Government	41,019,033	—	—	41,019,033
U.S. Government Agency	20,306,177	—	—	20,306,177

TOTAL DEBT OBLIGATIONS	61,325,210	42,714,399	—	104,039,609

Mutual Funds	3,539,546	—	—	3,539,546
Short-Term Investments	58,095,203	40,826,721	—	98,921,924

Total Investments	122,959,959	83,541,120	—	206,501,079

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	548,311	—	548,311
Futures Contracts
Interest Rate Risk	13,578	—	—	13,578
Swap Contracts
Credit Risk	—	3,741,810	—	3,741,810
Interest Rate Risk	—	2,281,841	—	2,281,841

Total	$122,973,537	$90,113,082	$—	$213,086,619

Liability Valuation Inputs
Forward Currency Contracts
Foreign Currency Risk	$—	$(61,609)	$—	$(61,609)
Futures Contracts
Interest Rate Risk	(86,757)	—	—	(86,757)
Swap Contracts
Credit Risk	—	(83,286)	—	(83,286)

Total	$(86,757)	$(144,895)	$—	$(231,652)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$900,772,121	$30,514,634	$931,286,755
U.S. Government	8,295,591	—	—	8,295,591
U.S. Government Agency	—	—	14,579,868	14,579,868

TOTAL DEBT OBLIGATIONS	8,295,591	900,772,121	45,094,502	954,162,214

Mutual Funds	17,465,242	—	—	17,465,242
Short-Term Investments	12,715,477	—	—	12,715,477
Purchased Options	—	243,972	—	243,972

Total Investments	38,476,310	901,016,093	45,094,502	984,586,905

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (Continued)
Asset Valuation Inputs (Continued)
Derivatives^
Swap Contracts
Credit Risk	$—	$30,800,120	$—	$30,800,120
Interest Rate Risk	—	1,794,684	—	1,794,684

Total	$38,476,310	$933,610,897	$45,094,502	$1,017,181,709

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(534)	$—	$(534)
Futures Contracts
Interest Rate Risk	(360,245)	—	—	(360,245)
Written Options
Credit Risk	—	(79,140)	—	(79,140)
Swap Contracts
Credit Risk	—	(8,166,781)	—	(8,166,781)
Interest Rate Risk	—	(1,477,692)	—	(1,477,692)

Total	$(360,245)	$(9,724,147)	$—	$(10,084,392)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$635,253,146	$—	$—	$635,253,146

Total Investments	635,253,146	—	—	635,253,146

Total	$635,253,146	$—	$—	$635,253,146

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2019.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums		Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2019
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$26,126,080	$—	$—	$(1,425	) $	—	$(1,427,345)	$—	$—	$24,697,310	$(1,427,345)
Foreign Government Agency	134,381,263	—	(1,253,637)	1,963,564		—	(4,829,084)	—	—	130,262,106	(4,829,084)
Foreign Government Obligations	123,199,974	—	(6,412,671)	4,505,265		—	(5,280,698)	—	—	116,011,870	(5,280,698)

Total Debt Obligations	283,707,317	—	(7,666,308)	6,467,404		—	(11,537,127)	—	—	270,971,286	(11,537,127)

Loan Assignments	1,110,398	7,300,000	(450,926)	9,645		—	(4,028)	—	—	7,965,089	(4,028)
Loan Participations	59,670,207	17,218,750	(18,416,614)	2,139,333		(290,937)	(2,237,403)	—	—	58,083,336	(2,237,403)
Rights/Warrants	6,474,227	—	—	—		—	(3,737,529)	—	—	2,736,698	(3,737,529)

Total Investments	350,962,149	24,518,750	(26,533,848)	8,616,382		(290,937)	(17,516,087)	—	—	339,756,409	(17,516,087)

Derivatives
Options	(912,233)	—	(70,000)	—		752,482	(763,395)	—	—	(993,146)	695,679

Total	$350,049,916	$24,518,750	$(26,603,848)#	$8,616,382		$461,545	$(18,279,482)	$—	$—	$338,763,263	$(16,820,408)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$37,555,550	$—	$(6,056,374)	$113,807		$81,646	$(1,179,995)	$—	$—	$30,514,634	$(1,179,995)
U.S. Government Agency	17,123,540	—	(2,635,474)	361		33,085	58,356	—	—	14,579,868	58,370

Total	$54,679,090	$—	$(8,691,848)##	$114,168		$114,731	$(1,121,639)	$—	$—	$45,094,502	$(1,121,625)

#	Includes $20,699,786 of proceeds received from partial calls, principal paydowns and payups as applicable.
##	Includes $8,641,848 of proceeds received from partial calls, principal paydowns and payups as applicable.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of February 28, 2019, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value	Net Value (with related collateral)	Weighted Average Maturity (days)
Emerging Country Debt Fund	Nomura Securities International Inc.	$69,999,199	$71,216,229	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 28, 2019, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	44,592,190	44,823,568

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

As of February 28, 2019, Emerging Country Debt Fund had investments in reverse repurchase agreements with Barclays Bank plc and JP Morgan Securities, Inc. with a gross value of $44,592,190. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 28, 2019, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		February 28, 2019

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$44,592,190	$44,592,190

Total borrowings	$—	$—	$—	$—	$44,592,190	$44,592,190

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Interest, accretion and amortization			X		X
Capital loss carry forwards	X	X	X		X	X
Defaulted bonds			X
Derivative contract transactions	X	X	X	X	X
Foreign currency transactions	X	X	X	X
Late-year ordinary losses	X
Losses on wash sale transactions	X		X
Losses related to debt obligations					X
Post-October capital losses	X	X	X	X	X	X
In-kind purchase transactions				X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2019			Tax year ended February 28, 2018

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)
Asset Allocation Bond Fund	22,803,935	—	22,803,935	13,002,152	13,002,152
Core Plus Bond Fund	33,283,227	—	33,283,227	23,882,096	23,882,096
Emerging Country Debt Fund	287,890,398	—	287,890,398	280,488,139	280,488,139
High Yield Fund	8,072,368	83,385	8,155,753	—	—
Opportunistic Income Fund	45,077,214	—	45,077,214	32,473,748	32,473,748
U.S. Treasury Fund	27,557,392	—	27,557,392	24,320,611	24,320,611

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

As of February 28, 2019, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Asset Allocation Bond Fund	6,909,017	(1,642,124)	(72,039,137)	(634,963)
Core Plus Bond Fund	—	(15,735)	(33,300,763)	—
Emerging Country Debt Fund	46,750,274	—	(38,114,264)	(25,012,261)
High Yield Fund	4,271,314	—	—	(2,388,810)
Opportunistic Income Fund	7,775,182	—	(79,601,499)	—
U.S. Treasury Fund	—	—	(2,012,921)	(2,490)

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(28,642,545)	(43,396,592)
Core Plus Bond Fund	(1,889,938)	(31,410,825)
Emerging Country Debt Fund	(38,114,264)	—
High Yield Fund	—	—
Opportunistic Income Fund	—	(79,601,499)
U.S. Treasury Fund	(2,012,921)	—

As of February 28, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	388,866,527	1,028,601	(4,135,314)	(3,106,713)	984,646
Core Plus Bond Fund	767,086,950	2,174,263	(11,171,456)	(8,997,193)	1,377,851
Emerging Country Debt Fund	4,361,578,326	181,132,203	(415,127,728)	(233,995,525)	8,747,525
High Yield Fund	206,304,732	825,509	(629,162)	196,347	(35,401)
Opportunistic Income Fund	986,078,700	23,568,501	(25,060,296)	(1,491,795)	(12,170,910)
U.S. Treasury Fund	635,443,643	18,331	(208,828)	(190,497)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Purchase Premium	—	—	0.75%	—	0.40%	—
Redemption Fee	—	—	0.75%	—	0.40%	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

In August 2018, the FASB issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have adopted the modifications and removals under this amendment, resulting in modifications of disclosures in Note 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

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Notes to Financial Statements — (Continued)

February 28, 2019

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

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Notes to Financial Statements — (Continued)

February 28, 2019

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt

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February 28, 2019

securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

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Notes to Financial Statements — (Continued)

February 28, 2019

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

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February 28, 2019

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and

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February 28, 2019

the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery, and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

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In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of

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emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, some of the Funds will typically have gross investment exposures in excess of their net assets (i.e., the Funds will be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members

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of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure	X	X			X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets					X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X		X
Adjust exposure to foreign currencies			X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic			X

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Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid

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market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

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For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

100

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February 28, 2019

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019 and the Statements of Operations for the year ended February 28, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
Asset Allocation Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$—	$29,314		$—	$29,314
Unrealized Appreciation on Forward Currency Contracts	—	—	1,362,404	—		—	1,362,404
Swap Contracts, at value¤	—	—	—	1,641,613		—	1,641,613

Total	$—	$—	$1,362,404	$1,670,927		$—	$3,033,331

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$1,362,404	$1,670,927		$—	$3,033,331

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(623,884)	$—		$—	$(623,884)
Written Options, at value	—	—	0 *	—		—	0 *
Swap Contracts, at value¤	—	—	—	(583,273)		—	(583,273)

Total	$—	$—	$(623,884)	$(583,273)		$—	$(1,207,157)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$(623,884)	$(583,273)		$—	$(1,207,157)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$1,235,449	$—		$—	$1,235,449
Swap Contracts	—	—	—	1,462,531		—	1,462,531

Total	$—	$—	$1,235,449	$1,462,531		$—	$2,697,980

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(84,743)	$(122,582)		$—	$(207,325)
Forward Currency Contracts	—	—	2,375,712	—		—	2,375,712
Written Options	—	—	26,925	—		—	26,925
Swap Contracts	—	—	—	2,190,486		—	2,190,486

Total	$—	$—	$2,317,894	$2,067,904		$—	$4,385,798

Core Plus Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$0 *	$69,637		$—	$69,637
Unrealized Appreciation on Forward Currency Contracts	—	—	3,157,829	—		—	3,157,829
Swap Contracts, at value¤	—	—	—	3,920,318		—	3,920,318

Total	$—	$—	$3,157,829	$3,989,955		$—	$7,147,784

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$3,157,829	$3,989,955		$—	$7,147,784

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,379,642)	$—		$—	$(2,379,642)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(228,701)		—	(228,701)
Written Options, at value	—	—	0 *	—		—	0 *
Swap Contracts, at value¤	—	—	—	(1,493,062)		—	(1,493,062)

Total	$—	$—	$(2,379,642)	$(1,721,763)	$		$(4,101,405)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$—	$(2,379,642)	$(1,721,763)		$—	$(4,101,405)

101

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Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund (continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$6,424,480	$—	$—	$6,424,480
Futures Contracts	—	—	—	1,995,590	—	1,995,590
Swap Contracts	—	—	—	3,356,530	—	3,356,530

Total	$—	$—	$6,424,480	$5,352,120	$—	$11,776,600

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(202,051)	$(291,202)	$—	$(493,253)
Forward Currency Contracts	—	—	9,614,689	—	—	9,614,689
Futures Contracts	—	—	—	(499,392)	—	(499,392)
Written Options	—	—	64,197	—	—	64,197
Swap Contracts	—	—	—	4,414,634	—	4,414,634

Total	$—	$—	$9,476,835	$3,624,040	$—	$13,100,875

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$27,246,892	$27,246,892
Options, at value	470,630	—	—	—	—	470,630
Swap Contracts, at value¤	17,368,049	—	—	409,256	—	17,777,305

Total	$17,838,679	$—	$—	$409,256	$27,246,892	$45,494,827

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$27,246,892	$27,246,892

Total subject to Master Agreements	$17,838,679	$—	$—	$409,256	$—	$18,247,935

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,832,830)	$—	$—	$(2,832,830)
Options, at value	(1,463,776)	—	—	—	—	(1,463,776)
Swap Contracts, at value¤	(13,996,296)	—	—	(3,071,027)	—	(17,067,323)

Total	$(15,460,072)	$—	$(2,832,830)	$(3,071,027)	$—	$(21,363,929)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(15,460,072)	$—	$(2,832,830)	$(3,071,027)	$—	$(21,363,929)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$10,928,583	$—	$—	$10,928,583
Options	752,482	—	—	—	—	752,482
Swap Contracts	8,213,865	—	—	18,236,212	—	26,450,077

Total	$8,966,347	$—	$10,928,583	$18,236,212	$—	$38,131,142

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$—	$—	$(24,635,096)	$(24,635,096)
Forward Currency Contracts	—	—	(4,789,936)	—	—	(4,789,936)
Options	(763,395)	—	—	—	—	(763,395)
Swap Contracts	(4,104,150)	—	—	8,530,045	—	4,425,895

Total	$(4,867,545)	$—	$(4,789,936)	$8,530,045	$(24,635,096)	$(25,762,532)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$548,311	$—	$—	$548,311
Unrealized Appreciation on Futures Contracts¤	—	—	—	13,578	—	13,578
Swap Contracts, at value¤	3,741,810	—	—	2,281,841	—	6,023,651

Total	$3,741,810	$—	$548,311	$2,295,419	$—	$6,585,540

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$3,741,810	$—	$548,311	$2,295,419	$—	$6,585,540

102

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Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
High Yield Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(61,609)	$—	$—	$(61,609)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(86,757)	—	(86,757)
Swap Contracts, at value¤	(83,286)	—	—	—	—	(83,286)

Total	$(83,286)	$—	$(61,609)	$(86,757)	$—	$(231,652)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(83,286)	$—	$(61,609)	$(86,757)	$—	$(231,652)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$650,881	$—	$—	$650,881
Futures Contracts	—	—	—	445,597	—	445,597
Swap Contracts	1,372,241	—	—	1,966,848	—	3,339,089

Total	$1,372,241	$—	$650,881	$2,412,445	$—	$4,435,567

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$486,702	$—	$—	$486,702
Futures Contracts	—	—	—	(73,179)	—	(73,179)
Swap Contracts	26,208	—	—	2,281,841	—	2,308,049

Total	$26,208	$—	$486,702	$2,208,662	$—	$2,721,572

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$243,972	$—	$—	$—	$—	$243,972
Swap Contracts, at value¤	30,800,120	—	—	1,794,684	—	32,594,804

Total	$31,044,092	$—	$—	$1,794,684	$—	$32,838,776

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$31,044,092	$—	$—	$1,794,684	$—	$32,838,776

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(534)	$—	$—	$(534)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(360,245)	—	(360,245)
Written Options, at value	(79,140)	—	—	—	—	(79,140)
Swap Contracts, at value¤	(8,166,781)	—	—	(1,477,692)	—	(9,644,473)

Total	$(8,245,921)	$—	$(534)	$(1,837,937)	$—	$(10,084,392)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(8,245,921)	$—	$(534)	$(1,837,937)	$—	$(10,084,392)

Net Realized Gain (Loss) on
Investments (purchased options)	$(658,279)	$—	$—	$—	$—	$(658,279)
Forward Currency Contracts	—	—	(2,568)	—	—	(2,568)
Futures Contracts	—	—	—	3,854,066	—	3,854,066
Written Options	619,685	—	—	—	—	619,685
Swap Contracts	1,226,773	—	—	2,176,425	—	3,403,198

Total	$1,188,179	$—	$(2,568)	$6,030,491	$—	$7,216,102

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(401,611)	$—	$—	$—	$—	$(401,611)
Forward Currency Contracts	—	—	17,364	—	—	17,364
Futures Contracts	—	—	—	(395,278)	—	(395,278)
Written Options	(122,778)	—	—	—	—	(122,778)
Swap Contracts	(6,080,211)	—	—	(3,427,718)	—	(9,507,929)

Total	$(6,604,600)	$—	$17,364	$(3,822,996)	$—	$(10,410,232)

103

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Notes to Financial Statements — (Continued)

February 28, 2019

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

*	Represents the interest in securities that were determined to have a value of zero at February, 28, 2019.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2019, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2019:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$9,490	$—	$9,490	$—
Barclays Bank plc	54,150	—	54,150	—
Goldman Sachs International	228,953	(118,473)	(110,480)	—	*
JPMorgan Chase Bank, N.A.	877,651	(659,094)	(52,531)	166,026
Morgan Stanley & Co. International PLC	221,474	(149,579)	(71,895)	—	*

Total	$1,391,718	$(927,146)	$(171,266)	$166,026

104

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Notes to Financial Statements — (Continued)

February 28, 2019

Asset Allocation Bond Fund — continued

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$70,213	$—	$(9,490)	$60,723
Barclays Bank plc	318,765	(264,615)	(54,150)	—	*
Goldman Sachs International	110,480	—	110,480	—
JPMorgan Chase Bank, N.A.	52,531	—	52,531	—
Morgan Stanley & Co. International PLC	71,895	—	71,895	—

Total	$623,884	$(264,615)	$171,266	$60,723

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$23,218	$—	$23,218	$—
Barclays Bank plc	126,808	—	126,808	—
Goldman Sachs International	807,776	—	(796,890)	10,886
JPMorgan Chase Bank, N.A.	1,756,901	(1,442,429)	(113,777)	200,695
Morgan Stanley & Co. International PLC	512,763	—	512,763	—

Total	$3,227,466	$(1,442,429)	$(247,878)	$211,581

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$170,992	$—	$(23,218)	$147,774
Barclays Bank plc	782,956	(656,148)	(126,808)	—	*
Goldman Sachs International	796,890	—	796,890	—	*
JPMorgan Chase Bank, N.A.	113,777	—	113,777	—
Morgan Stanley & Co. International PLC	515,027	(2,264)	(512,763)	—	*

Total	$2,379,642	$(658,412)	$247,878	$147,774

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$788,130	$(350,000)	$(327,567)	$110,563
Deutsche Bank AG	5,382,081	—	5,382,081	—
Goldman Sachs International	2,919,181	—	(2,392,785)	526,396
JPMorgan Chase Bank, N.A.	3,507,540	—	3,507,540	—

Total	$12,596,932	$(350,000)	$6,169,269	$636,959

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Emerging Country Debt Fund — continued

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$284,820	$(284,820)	$—	$—	*
Barclays Bank plc	279,077	(279,077)	—	—	*
Citibank N.A.	327,567	—	327,567	—
Deutsche Bank AG	7,337,719	(1,955,638)	(5,382,081)	—	*
Goldman Sachs International	2,392,785	—	2,392,785	—
JPMorgan Chase Bank, N.A.	8,667,354	(4,364,882)	(3,507,540)	794,932

Total	$19,289,322	$(6,884,417)	$(6,169,269)	$794,932

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$81,013	$—	$81,013	$—
Citibank N.A.	2,073,385	(2,040,000)	—	33,385
Goldman Sachs International	16,670	(16,670)	—	—	*
JPMorgan Chase Bank, N.A.	380,919	(319,310)	(61,609)	—	*
Morgan Stanley & Co. International PLC	278,165	(175,000)	—	103,165

Total	$2,830,152	$(2,550,980)	$19,404	$136,550

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$83,286	$—	$(81,013)	$2,273
JPMorgan Chase Bank, N.A.	61,609	—	61,609	—

Total	$144,895	$—	$(19,404)	$2,273

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,531,685	$(5,025,328)	$(506,357)	$—	*
Citigroup Global Markets Inc.	257,704	(87,897)	(169,807)	—	*
Citibank N.A.	457,679	—	(94,949)	362,730
Credit Suisse International	128,669	—	128,669	—
Deutsche Bank AG	472,573	—	472,573	—
Goldman Sachs International	3,966,573	(1,834,199)	(2,132,374)	—	*
JPMorgan Chase Bank, N.A.	14,363,998	(12,031,278)	(2,332,720)	—	*
Morgan Stanley Capital Services LLC	5,556,867	(4,933,713)	(623,154)	—	*

Total	$30,735,748	$(23,912,415)	$(5,258,119)	$362,730

106

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Notes to Financial Statements — (Continued)

February 28, 2019

Opportunistic Income Fund — continued

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$506,357	$—	$506,357	$—
Barclays Bank plc	1,007,702	(1,007,702)	—	—	*
Citigroup Global Markets Inc.	169,807	—	169,807	—
Citibank N.A.	94,949	—	94,949	—
Credit Suisse International	251,604	—	(128,669)	122,935
Deutsche Bank AG	693,038	(142,937)	(472,573)	77,528
Goldman Sachs International	2,132,374	—	2,132,374	—
JPMorgan Chase Bank, N.A.	2,332,720	—	2,332,720	—
Morgan Stanley & Co. International PLC	36,012	—	—	36,012
Morgan Stanley Capital Services LLC	623,154	—	623,154	—

Total	$7,847,717	$(1,150,639)	$5,258,119	$236,475

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	150,727,978	—	422,031,749	5,953,595	—
Core Plus Bond Fund	412,627,002	121,627,285	842,461,355	14,169,947	—
Emerging Country Debt Fund	123,616,358	—	1,400,529,187	281,376,333	32,898,744
High Yield Fund	47,126,248	67,269,699	156,940,913	—	—
Opportunistic Income Fund	399,080	303,632,390	570,443,876	408,564,576	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.35%	0.35%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	GMO has voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

107

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V		Class VI
Asset Allocation Bond Fund	0.15%						0.055%
Core Plus Bond Fund	0.15%		0.10%
Emerging Country Debt Fund	0.15%		0.10%
High Yield Fund	0.15%	*	0.10%	*	0.085%	*	0.055%
Opportunistic Income Fund	0.15%	*					0.055%

*	Class is offered but has no shareholders as of February 28, 2019.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average net assets (“Expense Threshold Amount”).

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended February 28, 2019, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
High Yield Fund, Class VI	2,088

On February 28, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2020	Expiring the year ending February 29, 2021	Expiring the year ending February 28, 2022
High Yield Fund, Class VI	$—	$—	$165,558

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2019 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

108

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	16,512	2,111
Core Plus Bond Fund	17,745	1,877
Emerging Country Debt Fund	87,200	8,655
High Yield Fund	3,278	318
Opportunistic Income Fund	24,136	2,511
U.S. Treasury Fund	36,619	4,178

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2019, these indirect fees and expenses expressed as a percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	< 0.001%	0.000%	0.000%	< 0.001%
Core Plus Bond Fund	0.109%	0.017%	0.002%	0.128%
Emerging Country Debt Fund	0.002%	< 0.001%	< 0.001%	0.002%
High Yield Fund*	< 0.001%	0.000%	0.000%	< 0.001%
Opportunistic Income Fund	< 0.001%	0.000%	0.000%	< 0.001%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%

*	Annualized.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2019, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2019 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	337,668,196	189,324,003	1,050,532,487	159,600,000
Core Plus Bond Fund	1,421,216,075	433,388,341	1,657,000,812	482,905,537
Emerging Country Debt Fund	443,644,026	576,347,549	130,670,695	401,645,759
High Yield Fund	123,348,223	226,382,370	61,995,951	180,551,717
Opportunistic Income Fund	334,777,871	537,265,268	368,785,874	701,670,043
U.S. Treasury Fund	—	—	—	—

109

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions in accordance with U.S. GAAP for the year ended February 28, 2019. In-kind purchases and sales of securities, including short-term investments, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)		In-Kind Sales ($)		Net realized gains/(losses) attributed to redemption in-kind transactions ($)
High Yield Fund	210,796,589	*	—		—
U.S. Treasury Fund	—		1,017,970,052	**	(67,064)

*	Amount represents contribution of assets by sole shareholder to launch High Yield Fund on June 25, 2018.
**	The redemption in-kind was redeemed by an affiliate.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 28, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2‡	70.60%	< 0.01%	99.99%
Core Plus Bond Fund	4#	77.96%	0.01%	97.76%
Emerging Country Debt Fund	1‡	11.00%	0.15%	21.59%
High Yield Fund	2‡	98.30%	—	100.00%
Opportunistic Income Fund	3¥	87.37%	0.68%	98.88%
U.S. Treasury Fund	4§	45.30%	0.56%	96.26%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
¥	Three of the shareholders are other funds of the Trust.
§	Four of the shareholders are other funds of the Trust.

110

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	323,246	$7,094,871	1,573,475	$34,917,836
Shares issued to shareholders in reinvestment of distributions	217,076	4,658,802	91,336	2,024,013
Shares repurchased	(6,141,016)	(136,252,051)	(4,973,988)	(110,702,677)

Net increase (decrease)	(5,600,694)	$(124,498,378)	(3,309,177)	$(73,760,828)

Class VI:
Shares sold	559,591	$12,172,474	2,580,795	$57,553,648
Shares issued to shareholders in reinvestment of distributions	766,638	16,505,943	470,101	10,450,335
Shares repurchased	(33,498,610)	(740,235,562)	(11,188,462)	(249,507,549)

Net increase (decrease)	(32,172,381)	$(711,557,145)	(8,137,566)	$(181,503,566)

Core Plus Bond Fund
Class III:
Shares sold	2,392,287	$50,128,789	1,511,400	$31,905,214
Shares issued to shareholders in reinvestment of distributions	100,928	2,073,392	15,651	332,939
Shares repurchased	(118,350)	(2,499,196)	(922,673)	(19,856,258)

Net increase (decrease)	2,374,865	$49,702,985	604,378	$12,381,895

Class IV:
Shares sold	9,700,548	$203,400,272	23,678,705	$510,328,333
Shares issued to shareholders in reinvestment of distributions	1,452,774	29,943,776	1,076,119	22,940,052
Shares repurchased	(27,325,419)	(575,500,755)	(7,650,117)	(163,862,356)

Net increase (decrease)	(16,172,097)	$(342,156,707)	17,104,707	$369,406,029

Emerging Country Debt Fund
Class III:
Shares sold	4,223,809	$113,980,360	11,880,407 (a)	$347,049,633 (a)
Shares issued to shareholders in reinvestment of distributions	2,995,477	76,849,920	2,305,305	66,786,479
Shares repurchased	(3,437,900)	(93,037,193)	(6,501,002)	(193,461,462)
Purchase premiums	—	717,117	—	245,786
Redemption fees	—	729,206	—	782,548

Net increase (decrease)	3,781,386	$99,239,410	7,684,710	$221,402,984

Class IV:
Shares sold	12,706,912	$341,918,055	22,750,109 (b)	$673,666,225 (b)
Shares issued to shareholders in reinvestment of distributions	7,021,515	179,598,243	6,058,977	175,314,884
Shares repurchased	(13,508,216)	(366,101,076)	(32,863,719)	(967,610,732)
Purchase premiums	—	1,575,671	—	638,653
Redemption fees	—	1,569,189	—	2,240,267

Net increase (decrease)	6,220,211	$158,560,082	(4,054,633)	$(115,750,703)

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
High Yield Fund
Class VI:*
Shares sold	24,418,763	(c)	$489,560,914	(c)
Shares issued to shareholders in reinvestment of distributions	422,797		8,155,753
Shares repurchased	(14,314,817)		(286,953,319)

Net increase (decrease)	10,526,743		$210,763,348

Opportunistic Income Fund
Class VI:
Shares sold	5,491,424		$146,241,083		5,326,894	$139,877,903
Shares issued to shareholders in reinvestment of distributions	1,432,303		37,450,244		1,013,058	26,556,559
Shares repurchased	(14,383,492)		(381,577,895)		(19,292,435)	(503,079,247)
Purchase premiums	—		547,528		—	234,774
Redemption fees	—		1,486,572		—	1,686,586

Net increase (decrease)	(7,459,765)		$(195,852,468)		(12,952,483)	$(334,723,425)

U.S. Treasury Fund
Core Class:‡
Shares sold	441,036,241		$5,077,646,036		1,642,347,327	$8,215,411,179
Shares issued to shareholders in reinvestment of distributions	1,124,838		19,828,549		3,964,958	19,832,371
Shares repurchased	(408,046,941	)(d)	(6,786,663,728	)(d)	(1,714,158,893)	(8,574,817,064)

Net increase (decrease)	34,114,138		$(1,689,189,143)		(67,846,608)	$(339,573,514)

*	The period under the heading “Year Ended February 28, 2019” represents the period from June 25, 2018 (commencement of operations) through February 28, 2019.

‡	Shares were adjusted to reflect an approximate 5:1 stock split effective December 6, 2018.

(a)	856,877 shares and $24,671,277 were purchased in-kind.

(b)	4,131,686 shares and $118,797,723 were purchased in-kind. $15,552,985 of the purchases in-kind were contributed by affiliates.

(c)	10,546,955 shares and $210,939,097 were a contribution of assets by sole shareholder to launch High Yield Fund on June 25, 2018.

(d)	203,548,498 shares and $1,017,970,052 were redeemed in-kind by an affiliate.

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$—	$189,324,003	$159,600,000	$444,012	$(18,224)	$—	$29,705,779

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$50,741,626	$—	$13,000,000	$2,631,883	$(641,559)	$(2,471,979)	$34,628,088
GMO Opportunistic Income Fund, Class VI	193,785,692	—	57,400,000	6,094,203	1,827,104	(2,462,876)	135,749,920
GMO U.S. Treasury Fund	18,513,042	398,510,000	377,440,000	386,018	9,176	7,414	39,599,632

Totals	$263,040,360	$398,510,000	$447,840,000	$9,112,104	$1,194,721	$(4,927,441)	$209,977,640

Emerging Country Debt Fund
GMO Opportunistic Income Fund, Class VI	$15,001,189	$—	$14,743,175	$645,432	$2,893,893	$(3,151,907)	$—
GMO U.S. Treasury Fund	81,177,603	—	7,000,000	1,658,122	(11,213)	24,332	74,190,722

Totals	$96,178,792	$—	$21,743,175	$2,303,554	$2,882,680	$(3,127,575)	$74,190,722

High Yield Fund
GMO U.S. Treasury Fund	$—	$124,136,063	$120,596,794	$57,174	$277	$—	$3,539,546

Opportunistic Income Fund
GMO U.S. Treasury Fund	$58,387,949	$116,370,000	$157,265,000	$861,405	$(48,191)	$20,484	$17,465,242

113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund,

GMO High Yield Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO U.S. Treasury Fund	Statements of operations for the year ended February 28, 2019 and the statements of changes in net assets for each of the two years in the period ended February 28, 2019
GMO High Yield Fund	Statements of operations and changes in net assets for the period June 25, 2018 (commencement of operations) through February 28, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2019

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

114

GMO Trust Funds

Fund Expenses

February 28, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2018 through February 28, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$1,010.20	$2.04	$1,000.00	$1,022.76	$2.06	0.41%
Class VI	$1,000.00	$1,010.80	$1.55	$1,000.00	$1,023.26	$1.56	0.31%

Core Plus Bond Fund
Class III	$1,000.00	$1,030.20	$2.11	$1,000.00	$1,022.71	$2.11	0.42%
Class IV	$1,000.00	$1,030.40	$1.86	$1,000.00	$1,022.96	$1.86	0.37%

Emerging Country Debt Fund
Class III	$1,000.00	$1,060.10	$2.81	$1,000.00	$1,022.07	$2.76	0.55%
Class IV	$1,000.00	$1,060.10	$2.55	$1,000.00	$1,022.32	$2.51	0.50%

High Yield Fund
Class VI	$1,000.00	$1,030.10	$2.77	$1,000.00	$1,022.07	$2.76	0.55%

Opportunistic Income Fund
Class VI	$1,000.00	$1,015.50	$2.55	$1,000.00	$1,022.27	$2.56	0.51%

U.S. Treasury Fund
Core	$1,000.00	$1,011.40	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2019, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

115

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2019 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2019:

Fund Name	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)
Asset Allocation Bond Fund	89.70%	22,803,934	—	—
Core Plus Bond Fund	21.09%	14,711,747	—	—
Emerging Country Debt Fund	5.84%	20,377,682	—	—
High Yield Fund	16.26%	1,877,599	1,564,867	83,385
Opportunistic Income Fund	2.37%	38,746,196	—	—
U.S. Treasury Fund	94.54%	27,557,392	—	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain distributions received from underlying funds.

In early 2020, the Funds will notify applicable shareholders of amounts for use in preparing 2019 U.S. federal income tax forms.

116

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2019. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Harrison, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Aesir Capital Management (investment advisor) (November 2012 – present); Director of Kieger (US) Ltd. (investment advisor) (January 2015 – present).	31	Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – January 2019); Director of Claren Road Asset Management, LLC (hedge fund) (March 2009 –December 2017); Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 –January 2019).
Interested Trustee and Officer

Jason B. Harrison[2] YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2006 – July 2015)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Harrison also serves as a Trustee of GMO Series Trust.

[2]

Mr. Harrison is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

117

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason B. Harrison YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2006 – 2015)

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 –November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 –September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (December 2006 – June 2009), Hambrecht & Quist Capital Management LLC.

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007-present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present); Associate, Dechert LLP (October 2010 – February 2015).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2018 – present), Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Harrison, each officer listed in the table above also serves as an officer of GMO Series Trust.

118

GMO Trust

Annual Report

February 28, 2019

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Foreign Small Companies Fund

International Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Climate Change Fund returned -5.22% (net) for the fiscal year ended February 28, 2019, as compared with -0.84% for MSCI ACWI.

The Fund’s clean energy exposure detracted from performance. Both wind and solar companies suffered during the year, while clean power generation companies performed well. SolarEdge Technologies was among the largest detractors.

The Fund’s copper exposure also negatively impacted performance. Copper prices declined approximately 6% during the year. Freeport-McMoRan, Inc. was among the largest detractors.

The Fund’s agriculture exposure positively impacted performance. In particular, the Fund’s fish farming and farming exposure contributed. Salmon farmers Austevoll Seafood ASA and Salmar ASA were among the top performers.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Climate Change Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Climate Change Fund Class III Shares and the MSCI ACWI

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

3

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.9%
Mutual Funds	4.1
Preferred Stocks	3.8
Short-Term Investments	0.2
Other	0.0 ^

100.0%

Country Summary¤	% of Investments
United States	32.8%
Japan	8.4
France	7.7
Russia	4.8
Norway	4.5
United Kingdom	4.1
Chile	3.8
Denmark	3.8
China	3.7
Spain	3.5
Germany	3.5
Other Developed	3.4 ‡
Other Emerging	3.0 †
Italy	2.6
Australia	2.4
Brazil	2.4
Poland	2.0
Canada	1.4
Israel	1.2
South Korea	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	41.3%
Agriculture	18.7
Energy Efficiency	16.9
Copper	11.2
Water	5.9
Electric Grid	5.0
Smart Grid	1.0

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

4

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 91.9%

	Argentina — 0.9%

150,753	Adecoagro SA *	1,071,854

	Australia — 2.4%

126,816	OZ Minerals Ltd	923,705

53,371	Quintis Ltd * (a)	—

264,581	Sandfire Resources NL	1,371,096

118,261	Tassal Group Ltd	412,377

	Total Australia	2,707,178

	Brazil — 2.4%

109,200	Cosan SA	1,270,460

61,100	Duratex SA	191,947

179,300	Sao Martinho SA	896,464

28,400	SLC Agricola SA	310,150

	Total Brazil	2,669,021

	Canada — 1.4%

34,463	Canadian Solar Inc *	849,857

4,800	NFI Group Inc	126,096

11,162	Nutrien Ltd	607,572

	Total Canada	1,583,525

	China — 3.7%

752,000	Chaowei Power Holdings Ltd	299,697

790,000	China Datang Corp Renewable Power Co Ltd – Class H	105,557

190,000	China Everbright International Ltd	185,748

384,000	China High Speed Transmission Equipment Group Co Ltd	378,584

1,283,000	China Singyes Solar Technologies Holdings Ltd	138,959

849,000	China Suntien Green Energy Corp Ltd – Class H	236,601

5,800	Hollysys Automation Technologies Ltd	128,354

1,146,000	Huaneng Renewables Corp Ltd – Class H	348,951

180,000	MMG Ltd *	85,200

564,000	Tianneng Power International Ltd	552,695

596,000	Wasion Group Holdings Ltd	290,729

986,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H	1,130,826

120,814	Zhengzhou Yutong Bus Co Ltd – Class A	254,459

	Total China	4,136,360

	Denmark — 3.8%

51,204	Vestas Wind Systems A/S	4,266,008

	Finland — 0.4%

17,219	Kemira Oyj	230,264

2,656	Neste Oyj	255,380

	Total Finland	485,644

Shares	Description	Value ($)
	France — 7.7%

16,917	Albioma SA	368,396

82,823	Electricite de France SA	1,202,452

16,183	Nexans SA	521,437

14,245	Schneider Electric SE	1,106,917

93,146	Suez	1,190,864

62,960	Valeo SA	1,979,700

66,114	Veolia Environnement SA	1,450,644

14,476	Vilmorin & Cie SA	927,758

	Total France	8,748,168

	Germany — 3.5%

12,332	CENTROTEC Sustainable AG	157,620

53,017	E.ON SE	583,120

20,600	K+S AG (Registered)	392,433

39,174	Nordex SE *	501,708

109,374	PNE AG	303,454

17,988	Siemens AG (Registered)	1,965,068

	Total Germany	3,903,403

	Guernsey — 0.2%

170,086	Renewables Infrastructure Group Ltd (The)	265,604

	India — 0.1%

135,024	Rashtriya Chemicals & Fertilizers Ltd	100,012

	Israel — 1.2%

234,352	Israel Chemicals Ltd	1,311,490

	Italy — 2.7%

18,879	CNH Industrial NV	204,254

311,044	Enel SPA	1,880,926

13,291	Prysmian SPA	271,083

103,506	Terna Rete Elettrica Nazionale SPA	643,934

	Total Italy	3,000,197

	Japan — 8.4%

6,100	Central Japan Railway Co	1,368,857

1,000	Daikin Industries Ltd	108,856

11,200	East Japan Railway Co	1,072,813

35,100	Ebara Corp	1,000,765

30,500	GS Yuasa Corp	612,980

134,400	Hitachi Zosen Corp	416,243

21,500	Kubota Corp	289,972

9,600	Kurita Water Industries Ltd	242,342

4,800	METAWATER Co Ltd	135,065

42,900	Osaki Electric Co Ltd	273,238

131,300	Panasonic Corp	1,213,436

30,400	Renesas Electronics Corp *	178,667

53,400	Sumitomo Forestry Co Ltd	697,830

43,000	Takuma Co Ltd	570,149

See accompanying notes to the financial statements.	5

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Japan — continued

8,300	Tsukishima Kikai Co Ltd	101,791

10,700	West Japan Railway Co	806,255

19,100	Yokogawa Electric Corp	368,561

	Total Japan	9,457,820

	Malaysia — 0.1%

356,500	George Kent Malaysia BHD	91,939

	Netherlands — 0.9%

47,258	Arcadis NV	793,545

25,629	SIF Holding NV	282,354

	Total Netherlands	1,075,899

	Norway — 4.4%

139,402	Austevoll Seafood ASA	1,688,231

13,035	Bakkafrost P/F	667,384

42,949	Grieg Seafood ASA	560,164

27,733	Marine Harvest ASA *	639,997

7,483	Norway Royal Salmon ASA	176,186

16,868	Salmar ASA	808,088

11,727	Yara International ASA	493,152

	Total Norway	5,033,202

	Pakistan — 0.8%

582,000	Engro Fertilizers Ltd	309,135

567,500	Fauji Fertilizer Co Ltd	438,912

20,840	Millat Tractors Ltd	124,531

	Total Pakistan	872,578

	Poland — 2.0%

86,080	KGHM Polska Miedz SA *	2,301,203

	Portugal — 0.9%

270,053	EDP – Energias de Portugal SA	990,149

	Russia — 4.7%

127,575	MMC Norilsk Nickel PJSC ADR	2,727,039

81,550	PhosAgro PJSC GDR (Registered)	1,112,981

124,517	Ros Agro Plc GDR (Registered)	1,529,711

	Total Russia	5,369,731

	South Africa — 0.0%

14,576	Tongaat Hulett Ltd	28,873

	South Korea — 1.0%

3,268	LG Chem Ltd	1,132,800

	Spain — 3.5%

7,274	Acciona SA	706,703

2,572	Construcciones y Auxiliar de Ferrocarriles SA	122,219

41,474	Endesa SA	1,044,733

Shares	Description	Value ($)

	Spain — continued

31,858	Fomento de Construcciones y Contratas SA *	470,759

188,888	Iberdrola SA	1,580,320

	Total Spain	3,924,734

	Sweden — 0.7%

11,879	Holmen AB – B Shares	251,033

55,646	Svenska Cellulosa AB SCA – Class B	512,725

	Total Sweden	763,758

	Switzerland — 0.2%

260	Gurit Holding AG	260,078

	Taiwan — 0.2%

49,000	Delta Electronics Inc	243,191

	Thailand — 0.1%

193,300	SPCG Pcl	117,150

	Ukraine — 0.8%

70,158	Kernel Holding SA	917,248

	United Kingdom — 4.1%

123,930	Antofagasta Plc	1,535,586

29,650	Go-Ahead Group Plc	806,762

93,814	National Grid Plc	1,057,235

103,907	Polypipe Group Plc	570,910

314,684	Stagecoach Group Plc	666,589

	Total United Kingdom	4,637,082

	United States — 28.7%

4,900	AGCO Corp.	331,142

33,700	Albemarle Corp.	3,076,473

48,600	BorgWarner, Inc.	1,973,646

12,600	Darling Ingredients, Inc. *	276,948

2,500	Deere & Co.	410,100

24,700	Delphi Technologies Plc *	538,707

15,800	Eaton Corp Plc	1,260,366

16,600	Edison International	994,174

11,100	EnerSys	819,402

31,200	Exelon Corp.	1,516,008

90,600	First Solar, Inc. *	4,761,030

459,251	Freeport-McMoRan, Inc.	5,924,338

11,800	FutureFuel Corp.	217,592

9,000	Green Plains, Inc.	140,400

1,500	Ingersoll-Rand Plc	158,340

11,400	Johnson Controls International Plc	402,078

11,900	Mosaic Co. (The)	372,113

16,200	Owens Corning	808,866

2,228	PotlatchDeltic Corp. (REIT)	80,186

3,000	Rayonier, Inc. (REIT)	88,410

25,100	Renewable Energy Group, Inc. *	666,907

6	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

5,100	REX American Resources Corp. *	406,521

8,100	Rexnord Corp. *	216,027

24,300	Shiloh Industries, Inc. *	151,389

148,600	SolarEdge Technologies, Inc. *	6,279,836

5,000	TE Connectivity Ltd.	410,450

800	Valmont Industries, Inc.	109,272

	Total United States	32,390,721

	TOTAL COMMON STOCKS (COST $105,277,538)	103,856,620

	PREFERRED STOCKS (b) — 3.8%

	Chile — 3.8%

104,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,295,124

	TOTAL PREFERRED STOCKS (COST $5,009,244)	4,295,124

	MUTUAL FUNDS — 4.1%

	United States — 4.1%

	Affiliated Issuers — 4.1%

919,124	GMO U.S. Treasury Fund	4,595,622

	TOTAL MUTUAL FUNDS (COST $4,595,627)	4,595,622

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%

256,508	State Street Institutional Treasury Money Market Fund-Premier Class, 2.33% (c)	256,508

	TOTAL SHORT-TERM INVESTMENTS (COST $256,508)	256,508

	TOTAL INVESTMENTS — 100.0% (Cost $115,138,917)	113,003,874

	Other Assets and Liabilities (net) — (0.0%)	(4,143)

	TOTAL NET ASSETS — 100.0%	$112,999,731

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.
For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets Index is included for comparative purposes.

Class II shares of GMO Emerging Domestic Opportunities Fund returned -15.48% (net) for the fiscal year ended February 28, 2019, as compared with -9.89% for the MSCI Emerging Markets Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. The Fund’s overweight positions in China Consumer Discretionary and Russia Financials hurt relative performance.

Stock selection overall had a negative impact on relative returns for the fiscal year. In particular, Fund stock selection in India Industrials and India Financials hurt relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

8

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Domestic Opportunities Class II Shares and the MSCI Emerging Markets Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .40% on the purchase and .40% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from March 1, 2011 to March 24, 2011, no Class II shares were outstanding. Performance for that period is that of Class V, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class II expenses had been applied throughout.

**

For the period from October 27, 2011 to November 29, 2013, no Class V shares were outstanding. Performance for that period is that of Class II, which has higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	73.2%
Investment Funds	19.6
Preferred Stocks	2.3
Mutual Funds	1.8
Debt Obligations	0.7
Short-Term Investments	0.3
Futures Contracts	0.1
Forward Currency Contracts	(0.0)^
Other	2.0

100.0%

Country Summary¤	% of Investments
China	33.6%
United States	11.5 *
Taiwan	9.7
Brazil	7.5
Thailand	5.8
South Korea	5.8
India	5.4
South Africa	3.0
Turkey	2.7
Switzerland	2.6
Russia	2.6
United Kingdom	1.7 *
Indonesia	1.6
Mexico	1.2
Philippines	0.9
Hong Kong	0.9
Peru	0.7
France	0.6
Poland	0.4
Belgium	0.3
Vietnam	0.3
Malaysia	0.3
Japan	0.3
Hungary	0.3
United Arab Emirates	0.2
Saudi Arabia	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Banks	32.1%
Retailing	9.3
Media & Entertainment	8.2
Technology Hardware & Equipment	7.7
Semiconductors & Semiconductor Equipment	7.7
Food, Beverage & Tobacco	5.2
Telecommunication Services	3.8
Household & Personal Products	3.7
Diversified Financials	3.5
Insurance	3.1
Transportation	3.1
Capital Goods	2.7
Consumer Durables & Apparel	2.3
Real Estate	2.1
Utilities	1.7
Food & Staples Retailing	1.4
Automobiles & Components	0.9
Materials	0.4
Consumer Services	0.4
Software & Services	0.4
Health Care Equipment & Services	0.3

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

10

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 73.2%

	Belgium — 0.3%

60,979	Anheuser-Busch InBev SA/NV	4,763,555

	Brazil — 4.4%

739,800	Atacadao Distribuicao Comercio e Industria Ltda	3,844,600

942,400	B3 SA – Brasil Bolsa Balcao	8,226,854

1,983,439	Banco BTG Pactual SA	18,032,944

949,900	BR Malls Participacoes SA	3,386,223

1,365,600	Cielo SA	3,951,938

2,021,200	Localiza Rent a Car SA	18,591,499

2,012,100	Rumo SA *	10,424,362

	Total Brazil	66,458,420

	China — 24.4%

425,376	Alibaba Group Holding Ltd Sponsored ADR *	77,856,569

35,100	Baidu Inc Sponsored ADR *	5,705,154

3,822,000	Brilliance China Automotive Holdings Ltd	3,746,045

65,755,004	China Construction Bank Corp – Class H	58,539,641

1,556,400	China International Capital Corp Ltd – Class H	3,614,150

1,326,000	China Life Insurance Co Ltd – Class H	3,662,257

3,499,500	China Mobile Ltd	36,963,352

1,034,000	China Overseas Land & Investment Ltd	3,809,399

1,260,932	Gree Electric Appliances Inc of Zhuhai – Class A	8,445,143

54,168,000	Industrial & Commercial Bank of China Ltd – Class H	41,779,412

1,273,263	Midea Group Co Ltd – Class A	9,101,837

16,400	NetEase Inc ADR	3,660,808

51,200	New Oriental Education & Technology Group Inc Sponsored ADR *	4,201,472

1,514,405	Ping An Insurance Group Co of China Ltd – Class H	16,009,298

1,166,900	SAIC Motor Corp Ltd – Class A	4,942,391

1,934,984	Tencent Holdings Ltd	82,862,248

2,636,000	Tingyi Cayman Islands Holding Corp	3,662,663

	Total China	368,561,839

	France — 0.6%

36,793	L’Oreal SA	9,279,552

	Hong Kong — 0.9%

1,294,441	AIA Group Ltd	12,918,945

	Hungary — 0.2%

87,073	OTP Bank Plc	3,682,621

	India — 7.9%

750,389	Action Construction Equipment Ltd	861,576

235,386	Asian Paints Ltd	4,657,030

1,172,247	CMI Ltd (a)	2,100,445

Shares	Description	Value ($)

	India — continued

10,683,040	Gayatri Highways Ltd *	119,648

11,052,457	Gayatri Projects Ltd * (a)	23,320,306

1,389,088	HDFC Bank Ltd	40,656,750

306,199	Hindustan Unilever Ltd	7,463,172

3,727,679	ICICI Bank Ltd	18,403,593

612,800	Kotak Mahindra Bank Ltd	10,459,670

3,640,455	MEP Infrastructure Developers Ltd	1,908,269

1,503,690	Sangam India Ltd	1,204,521

542,494	Titan Co Ltd	7,878,536

	Total India	119,033,516

	Indonesia — 1.6%

10,732,864	Bank Central Asia Tbk PT	21,000,856

10,853,000	Telekomunikasi Indonesia Persero Tbk PT	2,979,485

	Total Indonesia	23,980,341

	Japan — 0.3%

41,800	Daikin Industries Ltd	4,550,203

	Malaysia — 0.3%

3,170,000	CIMB Group Holdings Bhd	4,557,204

	Mexico — 1.1%

1,483,100	Fomento Economico Mexicano SAB de CV	13,449,233

679,100	Grupo Financiero Banorte SAB de CV – Class O	3,697,445

	Total Mexico	17,146,678

	Peru — 0.6%

40,682	Credicorp Ltd	9,889,387

	Philippines — 0.9%

2,783,292	BDO Unibank Inc	6,862,213

7,232,040	Puregold Price Club Inc	6,567,893

	Total Philippines	13,430,106

	Poland — 0.4%

215,882	Bank Polska Kasa Opieki SA	6,456,355

	Russia — 1.7%

1,573,271	Sberbank of Russia Sponsored ADR	20,057,974

222,118	X5 Retail Group NV GDR (Registered)	5,617,354

	Total Russia	25,675,328

	South Africa — 2.8%

50,642	Capitec Bank Holdings Ltd	4,691,614

2,095,891	FirstRand Ltd	9,545,219

129,411	MultiChoice Group Ltd *	964,585

129,411	Naspers Ltd – N Shares	27,909,946

	Total South Africa	43,111,364

See accompanying notes to the financial statements.	11

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	South Korea — 5.6%

142,807	KB Financial Group Inc	5,628,422

1,879,356	Samsung Electronics Co Ltd	75,215,264

14,704	SK Telecom Co Ltd	3,405,636

	Total South Korea	84,249,322

	Switzerland — 2.5%

419,197	Nestle SA (Registered)	37,917,998

	Taiwan — 9.0%

2,210,000	Cathay Financial Holding Co Ltd	3,244,345

20,062,000	CTBC Financial Holding Co Ltd	13,558,112

1,035,000	Delta Electronics Inc	5,136,791

15,366,245	E.Sun Financial Holding Co Ltd	11,012,439

23,000	Largan Precision Co Ltd	3,232,967

13,244,000	Mega Financial Holding Co Ltd	11,698,385

10,306,000	Taiwan Semiconductor Manufacturing Co Ltd	79,085,357

217,400	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	8,489,470

	Total Taiwan	135,457,866

	Thailand — 2.9%

1,883,900	Airports of Thailand Pcl (Foreign Registered)	4,034,383

5,198,100	Bangkok Dusit Medical Services Pcl (Foreign Registered)	3,892,011

969,500	Central Pattana Pcl (Foreign Registered)	2,323,022

1,960,800	CPN Retail Growth Leasehold (Foreign Registered) (REIT)	1,678,845

2,009,500	Delta Electronics Thailand Pcl (Foreign Registered)	4,621,069

649,700	Electricity Generating Pcl (Foreign Registered)	5,504,366

3,946,800	Glow Energy Pcl (Foreign Registered)	11,396,381

30,256,224	Land & Houses Pcl (Foreign Registered)	10,079,689

	Total Thailand	43,529,766

	Turkey — 2.6%

15,153,812	Akbank TAS	19,412,861

157,198	Ford Otomotiv Sanayi AS *	1,630,513

10,693,457	Turkiye Garanti Bankasi AS	17,810,976

	Total Turkey	38,854,350

	United Arab Emirates — 0.2%

2,406,305	Emaar Properties PJSC	3,214,567

	United Kingdom — 1.7%

476,453	Unilever Plc	25,365,316

	Vietnam — 0.3%

1,754,300	Bank for Foreign Trade of Vietnam JSC	4,576,904

	TOTAL COMMON STOCKS (COST $1,072,022,215)	1,106,661,503

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (b) — 2.3%

	Brazil — 2.3%

802,800	Banco Bradesco SA	9,248,075

783,000	Companhia Energetica de Minas Gerais	3,001,797

2,419,750	Itau Unibanco Holding SA	22,695,524

	Total Brazil	34,945,396

	TOTAL PREFERRED STOCKS (COST $36,176,200)	34,945,396

	INVESTMENT FUNDS — 19.6%

	Brazil — 0.6%

201,308	iShares MSCI Brazil Capped ETF	8,656,244

	China — 8.1%

1,895,200	Hang Seng Investment Index Funds Series – Hang Seng CEI ETF	27,806,822

1,603,600	iShares China Large-Cap ETF	69,965,068

13,638,100	iShares FTSE A50 China Index ETF	24,346,921

	Total China	122,118,811

	Russia — 0.8%

598,500	VanEck Vectors Russia ETF	12,221,370

	Saudi Arabia — 0.1%

66,700	iShares MSCI Saudi Arabia ETF	2,121,060

	Taiwan — 0.4%

179,800	iShares MSCI Taiwan Capped ETF	5,969,360

	Thailand — 2.7%

86,664,001	Digital Telecommunications Infrastructure Fund	41,244,411

	United States — 6.9%

2,022,820	iShares Core MSCI Emerging Markets ETF	103,406,558

	TOTAL INVESTMENT FUNDS (COST $279,183,082)	295,737,814

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20 (c)	9,995,608

	TOTAL DEBT OBLIGATIONS (COST $10,003,035)	9,995,608

12	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.8%

	United States — 1.8%

	Affiliated Issuers — 1.8%

5,354,585	GMO U.S. Treasury Fund	26,772,924

	TOTAL MUTUAL FUNDS (COST $26,775,930)	26,772,924

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%

5,442,018	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (d)	5,442,018

	TOTAL SHORT-TERM INVESTMENTS (COST $5,442,018)	5,442,018

	TOTAL INVESTMENTS — 97.9% (Cost $1,429,602,480)	1,479,555,263

	Other Assets and Liabilities (net) — 2.1%	31,179,045

	TOTAL NET ASSETS — 100.0%	$1,510,734,308

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
04/30/2019	MSCI	THB	1,403,077,000	USD	42,533,596	(2,046,464)
04/30/2019	MSCI	USD	43,089,399	THB	1,403,077,000	1,490,661

						$(555,803)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 709	Mini MSCI Emerging Markets	March 2019	$37,105,515	$1,016,046

Sales 1,870	SGX NIFTY 50	March 2019	$40,700,479	$(25,334)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company (Note 10).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO Emerging Markets Fund returned -8.57% (net) for the fiscal year ended February 28, 2019, as compared with -9.89% for the MSCI Emerging Markets Index and -9.82% for the S&P/IFCI Composite Index.

Effective January 1, 2019, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund’s investment strategy.

Country-sector allocation contributed to the Fund’s relative returns for the fiscal year. The Fund’s overweight positions in Russia Energy and Russia Materials added to relative performance.

Stock selection helped performance during the fiscal year. Fund stock selection in Taiwan Information Technology and China Communication Services helped relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Markets Fund Class II Shares, the MSCI Emerging Markets Index and the S&P/IFCI Composite

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .40% on the purchase and .40% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. Performance for that period is that of Class III shares, which have been adjusted downward to reflect Class II’s higher gross expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s gross expenses during such periods upward by the current differential between the gross shareholder service fees for Class II and Class III shares).

Effective January 1, 2019, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund’s investment strategy.

For S&P disclaimers please visit https://www. gmo.com/north-america/benchmark-disclaimers/

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.9%
Preferred Stocks	3.0
Investment Funds	2.1
Mutual Funds	1.9
Short-Term Investments	0.3
Futures Contracts	0.3
Swap Contracts	(0.0	)^
Other	0.5

	100.0%

Country Summary¤	% of Investments
China	29.0%
Taiwan	19.5
Russia	16.6
Turkey	9.4
United States	7.5	*
South Africa	3.7
South Korea	3.1
India	2.3
Poland	2.2
Thailand	1.5
Qatar	1.2
United Arab Emirates	0.9
Indonesia	0.9
United Kingdom	0.6	*
Brazil	0.5
Philippines	0.4
Colombia	0.2
Pakistan	0.2
Czech Republic	0.1
Peru	0.1
Malaysia	0.1
Chile	0.0	^
Mexico	0.0	^
Sri Lanka	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	20.3%
Energy	17.0
Materials	9.8
Semiconductors & Semiconductor Equipment	9.1
Technology Hardware & Equipment	7.6
Real Estate	7.1
Capital Goods	4.5
Diversified Financials	3.3
Insurance	3.1
Media & Entertainment	2.9
Retailing	2.4
Telecommunication Services	2.2
Utilities	2.0
Consumer Durables & Apparel	1.6
Transportation	1.5
Food & Staples Retailing	1.2
Food, Beverage & Tobacco	0.9
Health Care Equipment & Services	0.8
Household & Personal Products	0.7
Consumer Services	0.6
Automobiles & Components	0.6
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Software & Services	0.3
Commercial & Professional Services	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 91.9%

	Brazil — 0.5%

1,150,846	Banco BTG Pactual SA	10,463,212

57,000	QGEP Participacoes SA	200,615

1,175,735	Rumo SA *	6,091,291

136,200	Transmissora Alianca de Energia Eletrica SA	905,063

	Total Brazil	17,660,181

	Chile — 0.1%

96,171	Inversiones La Construccion SA	1,732,782

	China — 29.8%

4,051,000	361 Degrees International Ltd	799,769

1,550,500	AAC Technologies Holdings Inc	9,163,308

1,546,000	Agile Group Holdings Ltd	1,931,899

12,856,500	Agricultural Bank of China Ltd – Class A	7,306,181

75,286,290	Agricultural Bank of China Ltd – Class H	36,066,130

5,163,946	Aier Eye Hospital Group Co Ltd – Class A	24,859,090

189,726	Alibaba Group Holding Ltd Sponsored ADR *	34,725,550

5,057,336	Anhui Conch Cement Co Ltd – Class A	26,819,316

3,969,500	Anhui Conch Cement Co Ltd – Class H	22,690,811

65,000	Autohome Inc ADR *	6,113,250

93,300	Baidu Inc Sponsored ADR *	15,164,982

100,627,682	Bank of China Ltd – Class H	46,940,014

1,676,000	Baoye Group Co Ltd – Class H *	1,079,953

3,898,141	Beijing North Star Co Ltd – Class A	1,983,080

692,000	BYD Electronic International Co Ltd	884,587

435,800	Changyou.com Ltd ADR	8,890,320

49,600	Cheetah Mobile, Inc. ADR *	362,080

2,886,560	China Communications Services Corp Ltd – Class H	2,903,940

2,650,900	China Construction Bank Corp – Class A	2,846,120

126,182,906	China Construction Bank Corp – Class H	112,336,728

611,000	China Evergrande Group	1,885,126

2,127,368	China International Travel Service Corp Ltd – Class A	20,291,294

3,632,000	China Jinmao Holdings Group Ltd	1,762,519

8,316,000	China Machinery Engineering Corp – Class H	4,440,132

2,317,437	China Mobile Ltd	24,477,851

148,200	China Mobile Ltd Sponsored ADR	7,808,658

1,163,000	China Molybdenum Co Ltd – Class A	827,882

1,762,000	China Oriental Group Co Ltd	1,181,731

10,534,000	China Overseas Land & Investment Ltd	38,808,713

37,600	China Petroleum & Chemical Corp ADR	3,226,080

27,662,875	China Petroleum & Chemical Corp – Class A	24,852,194

30,706,000	China Petroleum & Chemical Corp – Class H	26,469,086

1,395,400	China Railway Construction Corp Ltd – Class A	2,380,162

1,081,000	China Railway Group Ltd – Class A	1,190,604

1,074,000	China Resources Cement Holdings Ltd	1,145,807

320,000	China Resources Gas Group Ltd	1,390,450

6,980,000	China Resources Land Ltd	26,039,447

Shares	Description	Value ($)

	China — continued

446,000	China Resources Power Holdings Co Ltd	844,770

5,725,244	China Shenhua Energy Co Ltd – Class A	17,502,228

9,911,500	China Shenhua Energy Co Ltd – Class H	24,422,960

391,790	China South Publishing & Media Group Co Ltd – Class A	791,983

2,510,688	China Vanke Co Ltd – Class A	10,513,334

3,593,100	China Vanke Co Ltd – Class H	13,626,269

2,634,613	China Yangtze Power Co Ltd – Class A	6,423,979

363,406	Chongqing Department Store Co Ltd – Class A	1,678,858

5,617,000	CNOOC Ltd	9,755,611

9,385,000	Country Garden Holdings Co Ltd	12,345,849

1,310,400	CRRC Corp Ltd – Class A	1,854,096

7,536,304	Daqin Railway Co Ltd – Class A	10,064,249

4,929,352	Dongfang Electric Corp Ltd – Class A *	7,271,125

1,339,000	Dongyue Group Ltd	912,698

2,704,162	Fangda Special Steel Technology Co Ltd – Class A	5,773,123

12,330,000	Guangdong Investment Ltd	23,635,421

708,000	Guangzhou R&F Properties Co Ltd – Class H	1,323,784

557,922	Hangzhou Robam Appliances Co Ltd – Class A	2,073,552

36	Henan Shuanghui Investment & Development Co Ltd – Class A	130

5,441,703	Hisense Home Appliances Group Co Ltd – Class A	7,551,867

1,999,634	HLA Corp Ltd – Class A	2,945,227

60,000	Hollysys Automation Technologies Ltd	1,327,800

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	678,870

291,000	Hua Hong Semiconductor Ltd	679,985

10,058,000	Huabao International Holdings Ltd	4,492,125

409,000	IGG Inc	581,677

7,847,500	Industrial & Commercial Bank of China Ltd – Class A	6,747,756

103,297,647	Industrial & Commercial Bank of China Ltd – Class H	79,672,775

1,692,000	Kingboard Laminates Holdings Ltd	2,070,684

1,726,000	Kunlun Energy Co Ltd	1,897,066

137,228	Kweichow Moutai Co Ltd – Class A	15,487,041

14,431	Kweichow Moutai Co Ltd – Class A	1,628,629

1,090,500	KWG Property Holding Ltd *	1,025,564

577,230	Livzon Pharmaceutical Group Inc – Class A	2,888,683

3,162,000	Logan Property Holdings Co Ltd	4,493,676

1,020,500	Longfor Group Holdings Ltd	3,025,141

1,168,555	Midea Group Co Ltd – Class A	8,353,339

22,100	NetEase Inc ADR	4,933,162

885,000	Nine Dragons Paper Holdings Ltd	917,146

14,427,000	PICC Property & Casualty Co Ltd – Class H	17,267,572

5,054,400	Qingling Motors Co Ltd – Class H	1,391,205

384,048	Red Star Macalline Group Corp Ltd – Class A	720,931

261,300	RiseSun Real Estate Development Co Ltd – Class A	373,289

2,227,600	SAIC Motor Corp Ltd -– Class A	9,434,973

6,516,270	Shanghai SMI Holding Co Ltd – Class A	6,163,275

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	China — continued

1,484,000	Shenzhen Investment Ltd	553,711

71	Shenzhen World Union Properties Consultancy Inc – Class A	62

102,700	Shenzhou International Group Holdings Ltd.	1,283,580

1,467,500	Shimao Property Holdings Ltd	3,465,821

3,511,500	Sinopec Shanghai Petrochemical Co Ltd – Class A	2,895,952

17,174,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	8,707,126

409,000	Sinotruk Hong Kong Ltd	744,195

8,332,403	Suning Universal Co Ltd – Class A	4,574,749

1,322,465	Tencent Holdings Ltd	56,632,212

1,448,699	Weichai Power Co Ltd – Class A	2,070,638

7,972,600	Xinyu Iron & Steel Co Ltd – Class A	7,177,492

12,240,400	Yangzijiang Shipbuilding Holdings Ltd	12,914,011

5,680,000	Yuzhou Properties Co Ltd	2,772,710

8,252,000	Zhejiang Expressway Co Ltd – Class H *	8,612,010

4,355,512	Zhejiang Runtu Co Ltd – Class A	7,157,138

500,573	Zhejiang Supor Co Ltd – Class A	4,601,989

1,385,521	Zhejiang Weixing New Building Materials Co Ltd – Class A	3,523,433

70,000	Zhuzhou CRRC Times Electric Co Ltd – Class H	392,949

	Total China	1,017,688,099

	Czech Republic — 0.1%

99,812	Moneta Money Bank AS	353,298

5,716	Philip Morris CR AS	3,683,933

	Total Czech Republic	4,037,231

	India — 2.4%

169,124	Action Construction Equipment Ltd	194,184

1,070,235	Aurobindo Pharma Ltd	10,699,115

247,712	CMI Ltd	443,853

12,783,526	Gayatri Highways Ltd * (b)	143,172

16,772,852	Gayatri Projects Ltd * (b)	35,390,143

307,542	HDFC Bank Ltd	9,001,344

21,000	HDFC Bank Ltd ADR	2,123,520

2,287,559	ICICI Bank Ltd	11,293,705

225,400	ICICI Bank Ltd Sponsored ADR	2,222,444

3,013,682	Jai Balaji Industries Ltd *	687,560

1,322,083	Kiri Industries Ltd *	7,072,318

145,807	Kotak Mahindra Bank Ltd	2,488,729

874,222	MEP Infrastructure Developers Ltd	458,253

528,333	Sangam India Ltd	423,218

	Total India	82,641,558

	Indonesia — 0.9%

30,954,500	Adaro Energy Tbk PT	2,878,964

29,331,300	Bukit Asam Persero Tbk PT	8,301,530

5,076,491	Indo Tambangraya Megah Tbk PT	7,716,825

215,012,800	Panin Financial Tbk PT *	6,811,864

Shares	Description	Value ($)

	Indonesia — continued

2,346,800	United Tractors Tbk PT	4,420,484

	Total Indonesia	30,129,667

	Malaysia — 0.1%

352,353	KSL Holdings Berhad *	71,485

3,271,367	UOA Development Berhad	1,831,147

	Total Malaysia	1,902,632

	Mexico — 0.0%

417,900	Credito Real SAB de CV SOFOM ER	421,121

114,000	Gentera SAB de CV	94,422

277,900	Unifin Financiera SAB de CV SOFOM ENR	634,165

	Total Mexico	1,149,708

	Pakistan — 0.2%

518,700	Engro Corp Ltd	1,220,314

2,687,500	Engro Fertilizers Ltd	1,427,493

197,000	Fauji Cement Co Ltd	30,208

460	Mari Petroleum Co Ltd	4,327

1,996,000	Oil & Gas Development Co Ltd	2,151,744

457,650	Pakistan Oilfields Ltd	1,546,097

41,300	Pakistan State Oil Co Ltd	65,432

	Total Pakistan	6,445,615

	Peru — 0.1%

8,000	Credicorp Ltd	1,944,720

	Philippines — 0.4%

1,034,910	Manila Electric Co	7,355,154

13,737,000	Megaworld Corp	1,371,808

30,993,338	Nickel Asia Corp	1,645,424

1,251,965	Pilipinas Shell Petroleum Corp	1,184,352

6,227,500	Semirara Mining & Power Corp	2,709,735

	Total Philippines	14,266,473

	Poland — 2.3%

299,474	Bank Polska Kasa Opieki SA	8,956,330

74,355	Budimex SA	2,262,888

105,685	Ciech SA	1,660,528

83,615	Grupa Lotos SA	2,100,792

92,960	Lubelski Wegiel Bogdanka SA *	1,265,672

800,239	Polski Koncern Naftowy ORLEN SA	21,531,037

8,724,266	Polskie Gornictwo Naftowe i Gazownictwo SA	15,935,049

131,762	Powszechna Kasa Oszczednosci Bank Polski SA	1,323,026

1,783,741	Powszechny Zaklad Ubezpieczen SA	19,224,463

18,912	Stalprodukt SA	1,623,511

112,247	Warsaw Stock Exchange	1,191,185

	Total Poland	77,074,481

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)
	Qatar — 1.3%

601,655	Barwa Real Estate Co	6,549,741

196,232	Doha Bank QPSC	1,103,781

173,705	Gulf International Services QSC *	672,182

7,724	Masraf Al Rayan QSC	78,273

25,019	Qatar Electricity & Water Co QSC	1,212,585

254,458	Qatar Gas Transport Co Ltd	1,399,533

113,222	Qatar Insurance Co SAQ	1,043,559

88,588	Qatar International Islamic Bank QSC	1,713,161

14,607	Qatar Islamic Bank SAQ	584,014

526,796	Qatar National Bank QPSC	27,326,522

96,196	Qatar National Cement Co QSC	1,637,379

75,841	United Development Co QSC	288,600

	Total Qatar	43,609,330

	Russia — 16.0%

6,287,690	Aeroflot PJSC	9,253,884

17,656,500	Alrosa PJSC	25,445,476

646,920	Gazprom Neft PJSC	3,217,213

4,516	Gazprom Neft PJSC Sponsored ADR	111,716

12,804,175	Gazprom PJSC Sponsored ADR	60,714,811

747,203	Globaltrans Investment Plc Sponsored GDR (Registered)	7,437,799

109,208,000	Inter RAO UES PJSC	6,481,973

1,037,919	LUKOIL PJSC Sponsored ADR	86,304,343

664,847	M.Video PJSC *	4,152,191

64,746	Magnit PJSC	3,705,224

372,976	Magnit PJSC Sponsored GDR (Registered)	5,352,422

3,851,500	Magnitogorsk Iron & Steel Works PJSC	2,597,400

5,587	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	48,355

1,540,732	MMC Norilsk Nickel PJSC ADR	32,934,636

2,776,315	Mobile TeleSystems PJSC Sponsored ADR	21,460,915

13,142,927	Moscow Exchange MICEX-RTS PJSC	18,158,801

12,390	Novatek PJSC	202,831

319,500	Novatek PJSC Sponsered GDR (Registered)	55,359,660

1,584,950	Novolipetsk Steel PJSC	3,805,586

1,014,109	Novolipetsk Steel PJSC GDR	24,144,056

538,715	QIWI Plc Sponsored ADR *	7,585,107

7,111,885	Rostelecom PJSC	7,858,480

33,228	Rostelecom PJSC Sponsored ADR	218,065

129,360	Safmar Financial Investment	1,017,508

475,300	Sberbank of Russia PJSC	1,494,035

6,182,477	Sberbank of Russia Sponsored ADR	78,821,741

8,050	Severstal PJSC	125,467

913,253	Severstal PJSC GDR (Registered)	14,108,121

2,878,707	Surgutneftegas PJSC Sponsored ADR	11,092,870

827,420	Tatneft PJSC	9,740,778

533,045	Tatneft PJSC Sponsored ADR	37,608,854

222,568	TCS Group Holding Plc GDR (Registered)	4,117,380

18,008,000	Unipro PJSC	739,764

	Total Russia	545,417,462

Shares	Description	Value ($)
	South Africa — 3.8%

540,742	Absa Group Ltd	6,919,013

60,884	Astral Foods Ltd	703,489

958,597	AVI Ltd	6,103,060

118,815	Capitec Bank Holdings Ltd	11,007,347

2,565,829	Delta Property Fund Ltd (REIT)	455,986

28,026	Discovery Ltd	305,449

1,500,170	Emira Property Fund Ltd (REIT)	1,600,399

401,241	Exxaro Resources Ltd	4,321,213

948,530	FirstRand Ltd	4,319,846

4,823,308	Growthpoint Properties Ltd (REIT)	8,346,733

286,625	Hyprop Investments Ltd (REIT)	1,572,468

237,053	Imperial Holdings Ltd	1,081,218

1,216,763	Invicta Holdings Ltd	2,430,096

40,418	JSE Ltd	462,763

604,611	Kumba Iron Ore Ltd	15,986,917

1,531,257	Lewis Group Ltd	3,463,600

147,338	Liberty Holdings Ltd	1,076,566

89,218	Mondi Ltd	2,095,836

1,181,519	Mr Price Group Ltd	18,076,138

2,307,609	RMB Holdings Ltd	13,094,396

772,509	SA Corporate Real Estate Ltd (REIT)	200,777

1,237,918	Sanlam Ltd	6,892,451

137,886	SPAR Group Ltd (The)	1,948,051

274,295	Transaction Capital Ltd	330,967

2,777,275	Truworths International Ltd	14,344,887

355,711	Wilson Bayly Holmes-Ovcon Ltd	3,002,903

	Total South Africa	130,142,569

	South Korea — 1.5%

351,986	Dongbu Insurance Co Ltd	22,670,602

1,455,342	Dongwon Development Co Ltd	5,448,496

2,346	Hankook Shell Oil Co Ltd	692,378

261,556	Hankook Tire Worldwide Co Ltd	3,788,779

293,898	Hyundai Hy Communications & Network Co Ltd	1,093,448

691,043	Korea Asset In Trust Co Ltd	2,628,847

142,433	Kyobo Securities Co Ltd	1,216,114

15,917	Samsung Electronics Co Ltd	637,027

14,427	Samsung Electronics Co Ltd GDR	14,381,550

7,714	Sindoh Co Ltd	335,290

	Total South Korea	52,892,531

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (b)	520,683

	Taiwan — 20.0%

4,070,000	AcBel Polytech Inc	2,834,083

1,220,000	Actron Technology Corp	4,633,233

1,096,532	Advantech Co Ltd	8,354,323

507,000	Alchip Technologies Ltd	1,413,660

11,187,740	AmTRAN Technology Co Ltd *	4,484,803

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Taiwan — continued

3,713,620	Asustek Computer Inc	26,351,523

379,000	Aten International Co Ltd	1,144,022

125,200	Aurora Corp	374,855

4,850,000	Catcher Technology Co Ltd	36,819,082

13,031,400	Cathay Financial Holding Co Ltd	19,130,482

8,227,740	Chailease Holding Co Ltd	32,321,194

3,377,100	Chin-Poon Industrial Co Ltd	4,525,448

16,806,000	China Development Financial Holding Corp	5,439,193

5,609,000	China Life Insurance Co Ltd	5,230,570

723,000	China Motor Corp	568,880

451,000	Chong Hong Construction Co Ltd	1,271,319

40,000	Chunghwa Precision Test Tech Co Ltd	538,702

299,000	Cleanaway Co Ltd	1,698,381

4,703,400	Coretronic Corp	7,079,160

49,221,720	CTBC Financial Holding Co Ltd	33,264,559

2,392,000	CTCI Corp	3,741,178

55,000	Delta Electronics Inc	272,970

5,108,189	E.Sun Financial Holding Co Ltd	3,660,857

964,000	Elite Material Co Ltd	2,965,064

3,549,000	Farglory Land Development Co Ltd	4,244,606

1,950,000	FLEXium Interconnect Inc	5,669,688

3,152,000	Formosa Chemicals & Fibre Corp	10,785,429

3,108,000	Formosa Petrochemical Corp	11,739,991

3,839,000	Formosa Plastics Corp	12,727,537

3,125,303	Formosan Rubber Group Inc	1,715,225

6,513,075	Foxconn Technology Co Ltd	13,338,177

7,794,200	Gigabyte Technology Co Ltd	12,056,029

2,957,000	Globalwafers Co Ltd	31,871,014

1,151,000	Grand Pacific Petrochemical	897,188

315,000	Greatek Electronics Inc	432,588

6,377,754	Highwealth Construction Corp	9,868,462

1,388,000	Holtek Semiconductor Inc	3,271,435

92,000	Holy Stone Enterprise Co Ltd	358,465

2,958,000	Hon Hai Precision Industry Co Ltd	6,959,065

1,972,000	Huaku Development Co Ltd	4,456,386

2,913,010	IEI Integration Corp	3,363,397

3,384,000	Innolux Corp	1,124,742

182,000	Kung Long Batteries Industrial Co Ltd	936,508

634,000	Lite-On Technology Corp	914,440

55,785	Makalot Industrial Co Ltd	338,845

327,000	MediaTek Inc	2,956,629

4,565,000	Mega Financial Holding Co Ltd	4,032,251

1,089,425	Mercuries Life Insurance Co Ltd *	401,031

2,968,000	Nan Ya Plastics Corp	7,400,226

972,000	Nantex Industry Co Ltd	1,010,248

10,870,000	Nanya Technology Corp	21,659,220

178,000	Nichidenbo Corp	317,337

5,786,810	Novatek Microelectronics Corp	31,843,518

377,000	On-Bright Electronics Inc	2,312,741

1,226,000	Phison Electronics Corp	11,114,491

204,000	Pixart Imaging Inc	588,275

Shares	Description	Value ($)

	Taiwan — continued

41,000	President Chain Store Corp	422,504

1,179,000	Quanta Storage Inc	1,788,676

11,076,870	Radiant Opto-Electronics Corp	32,960,404

2,676,720	Realtek Semiconductor Corp	15,359,285

516,000	Rechi Precision Co Ltd	449,111

1,292,090	Ruentex Development Co Ltd	2,031,715

4,437,800	Ruentex Industries Ltd	11,702,931

802,000	Shinkong Insurance Co Ltd	943,618

62,300	Silicon Motion Technology Corp ADR	2,559,284

1,164,068	Simplo Technology Co Ltd	8,257,361

182,000	Sinbon Electronics Co Ltd	532,243

602,000	Sino-American Silicon Products Inc *	1,384,495

1,608,200	Sitronix Technology Corp	6,085,002

2,174,250	Syncmold Enterprise Corp	5,360,220

6,813,000	Taiwan Semiconductor Manufacturing Co Ltd	52,281,054

1,455,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	56,833,760

300,000	Test Research Inc	497,778

62,000	Tong Hsing Electronic Industries Ltd	212,256

361,981	Topco Scientific Co Ltd	897,134

1,087,000	Transcend Information Inc	2,423,108

1,546,160	Tripod Technology Corp	4,736,309

1,867,000	TXC Corp	2,057,035

2,723,400	United Integrated Services Co Ltd	9,227,253

366,000	Vanguard International Semiconductor Corp	818,315

1,862,000	Waterland Financial Holdings Co Ltd	609,609

2,977,000	Win Semiconductors Corp	16,743,312

1,173,000	Winbond Electronics Corp	578,319

1,241,000	YC INOX Co Ltd	1,047,143

11,326,000	Yuanta Financial Holding Co Ltd	6,401,795

107,000	Yulon Finance Corp	358,295

133,000	Yulon Nissan Motor Co Ltd	1,032,674

3,112,670	Yungtay Engineering Co Ltd	6,032,823

277,000	Zeng Hsing Industrial Co Ltd	1,294,112

489,000	Zhen Ding Technology Holding Ltd	1,405,394

	Total Taiwan	684,147,052

	Thailand — 1.2%

576,100	Electricity Generating Pcl (Foreign Registered)	4,880,815

1,769,301	Glow Energy Pcl (Foreign Registered)	5,108,855

23,745,100	Land & Houses Pcl (Foreign Registered)	7,910,545

3,820,900	Pruksa Holding Pcl (Foreign Registered)	2,326,864

8,746,692	Quality Houses Pcl (Foreign Registered)	849,239

25,615,300	Star Petroleum Refining Pcl (Foreign Registered)	8,363,825

1,740,775	Supalai Pcl (Foreign Registered)	1,082,280

3,022,800	Thai Oil Pcl (Foreign Registered)	6,921,738

801,400	Tisco Financial Group Pcl (Foreign Registered)	2,224,916

6,112,850	TTW Pcl (Foreign Registered)	2,462,833

	Total Thailand	42,131,910

20	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)
	Turkey — 9.7%

22,025,322	Akbank TAS	28,215,641

558,974	Aksa Akrilik Kimya Sanayii AS	984,919

2,041,816	Anadolu Cam Sanayii AS	1,225,411

3,599,955	Aselsan Elektronik Sanayi Ve Ticaret AS	16,494,937

413,682	Aygaz AS	885,649

1,783,664	BIM Birlesik Magazalar AS	28,626,978

5,829,354	Dogan Sirketler Grubu Holding AS *	1,231,439

4,433,603	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,542,327

42,800,732	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	12,237,790

2,993,019	Enerjisa Enerji AS	3,171,210

4,919,901	Enka Insaat ve Sanayi AS	4,605,339

14,424,863	Eregli Demir ve Celik Fabrikalari TAS *	25,123,033

222,414	Ford Otomotiv Sanayi AS *	2,306,956

5,194,966	Haci Omer Sabanci Holding AS	8,863,857

6,191,360	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	5,579,722

651,201	Kordsa Teknik Tekstil AS	1,311,248

164,269	Koza Altin Isletmeleri AS *	1,504,325

440,091	Mavi Giyim Sanayi Ve Ticaret AS – Class B	3,418,218

160,829	Otokar Otomotiv Ve Savunma Sanayi AS	3,581,453

904,168	Selcuk Ecza Deposu Ticaret ve Sanayi AS	654,232

18,425,591	Soda Sanayii AS	26,285,191

998,202	TAV Havalimanlari Holding AS	5,196,358

2,084,488	Tekfen Holding AS	10,285,342

3,587,499	Trakya Cam Sanayii AS	2,583,460

1,010,654	Tupras-Turkiye Petrol Rafineriler AS	27,136,757

57,542	Turk Traktor ve Ziraat Makineleri AS	375,007

2,454,400	Turkcell Iletisim Hizmetleri AS	6,565,002

28,107,148	Turkiye Garanti Bankasi AS	46,815,144

9,983,452	Turkiye Halk Bankasi AS	14,287,424

4,892,541	Turkiye Is Bankasi – Class C	5,308,315

27,072,067	Turkiye Sinai Kalkinma Bankasi AS	4,251,713

15,049,204	Turkiye Vakiflar Bankasi TAO – Class D	14,499,226

81,060	Verusa Holding AS	278,192

34,213,860	Yapi ve Kredi Bankasi AS *	13,746,092

	Total Turkey	330,177,907

	United Arab Emirates — 0.9%

795,957	Abu Dhabi Commercial Bank PJSC	2,067,781

5,823,262	Air Arabia PJSC	1,502,167

2,180,160	Al Waha Capital PJSC	860,659

12,677,142	DAMAC Properties Dubai Co PJSC	4,767,040

13,337,190	Dana Gas PJSC	3,251,816

876,486	Dubai Islamic Bank PJSC	1,245,114

917,811	Emaar Development PJSC	975,266

2,807,222	Emaar Malls PJSC	1,341,522

5,952,174	Emaar Properties PJSC	7,951,471

981,143	First Abu Dhabi Bank PJSC	4,063,056

16,841,679	RAK Properties PJSC *	2,123,170

	Total United Arab Emirates	30,149,062

Shares	Description	Value ($)
	United Kingdom — 0.6%

386,665	Unilever Plc	20,585,199

	TOTAL COMMON STOCKS (COST $2,979,764,486)	3,136,446,852

	PREFERRED STOCKS (c) — 3.0%

	Colombia — 0.3%

86,712	Banco Davivienda SA	1,061,987

141,500	Bancolombia SA Sponsored ADR	6,840,110

888,847	Grupo Aval Acciones y Valores SA	338,924

	Total Colombia	8,241,021

	Russia — 1.1%

3,109	AK Transneft PJSC	8,036,098

226,036	Bashneft PJSC	6,359,828

37,384,300	Surgutneftegas PJSC	22,790,620

	Total Russia	37,186,546

	South Korea — 1.6%

1,747,590	Samsung Electronics Co Ltd	55,873,356

	Taiwan — 0.0%

605,412	CTBC Financial Holding Co Ltd	1,258,869

	TOTAL PREFERRED STOCKS (COST $89,162,058)	102,559,792

	INVESTMENT FUNDS — 2.1%

	Russia — 0.0%

3,214,692	NCH Eagle Fund LP * (d) (e)	103,243

	Thailand — 0.3%

20,378,500	Digital Telecommunications Infrastructure Fund	9,698,366

	United States — 1.8%

1	iShares MSCI Emerging Markets ETF	43

1,202,816	iShares Core MSCI Emerging Markets ETF	61,487,954

	Total United States	61,487,997

	TOTAL INVESTMENT FUNDS (COST $73,905,503)	71,289,606

	MUTUAL FUNDS — 1.9%

	United States — 1.9%

	Affiliated Issuers — 1.9%

13,186,244	GMO U.S. Treasury Fund	65,931,221

	TOTAL MUTUAL FUNDS (COST $65,931,221)	65,931,221

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%

10,838,092	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (f)	10,838,092

	TOTAL SHORT-TERM INVESTMENTS (COST $10,838,092)	10,838,092

	TOTAL INVESTMENTS — 99.2% (Cost $3,219,601,360)	3,387,065,563

	Other Assets and Liabilities (net) — 0.8%	28,276,498

	TOTAL NET ASSETS — 100.0%	$3,415,342,061

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2019
NCH Eagle Fund LP	4/6/09	$3,214,692	0.00%	$103,243

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2,602	Mini MSCI Emerging Markets	March 2019	$136,175,670	$9,085,668

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	19,725,932	03/11/2019	At Maturity	$—	$(899,732)	$(899,732)

22	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Affiliated company (Note 10).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Private placement security; restricted as to resale.

(f)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Foreign Small Companies Fund returned -14.26% (net) for the fiscal year ended February 28, 2019, as compared with -9.89% for the S&P Developed ex-U.S. Small Cap Index.

Stock selection detracted from relative performance across both countries and sectors. Holdings in Canada, Germany, Japan, Sweden, and Switzerland were the largest detractors from relative returns. A consistent theme in the period was significant underperformance from stocks that were favored by our Intrinsic Value models. In particular, stocks that were relatively cheap and went into 2018 exhibiting strong growth characteristics fared poorly. Canfor (Canada Materials) was the largest detractor, along with a number of Industrials holdings including Johnson Electric Holdings (Hong Kong), Wacker Neuson (Germany), Georg Fischer (Switzerland), and Finnair (Finland).

Holdings that contributed positively to relative performance included Japanese Consumer Staples companies Fancl and House Foods Group, Gaztransport & Technigaz (France Energy), Games Workshop Group (U.K. Consumer Discretionary), and ASTA (Italy Industrials).

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Foreign Small Companies Fund Class III Shares and the S&P Developed ex-U.S. Small Cap Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.7%
Mutual Funds	2.4
Preferred Stocks	0.6
Short-Term Investments	0.1
Futures Contracts	0.0 ^
Other	0.2

100.0%

Country Summary¤	% of Investments
Japan	22.5%
United Kingdom	14.5
South Korea	6.9
France	5.6
Germany	4.8
Canada	4.7
Switzerland	4.6
Australia	4.4
Sweden	3.5
United States	3.5
Italy	3.2
China	2.4
Other Developed	2.3 ‡
Norway	2.3
Taiwan	2.2
India	2.0
Spain	1.9
Other Emerging	1.8 †
Singapore	1.8
Hong Kong	1.8
Portugal	1.1
Malaysia	1.1
Belgium	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	16.9%
Materials	9.9
Food, Beverage & Tobacco	7.0
Technology Hardware & Equipment	6.9
Software & Services	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.3
Real Estate	6.2
Consumer Durables & Apparel	6.1
Transportation	5.3
Automobiles & Components	5.1
Diversified Financials	3.7
Energy	3.5
Retailing	3.4
Health Care Equipment & Services	2.5
Media & Entertainment	2.4
Household & Personal Products	2.1
Insurance	1.8
Commercial & Professional Services	1.5
Utilities	1.0
Semiconductors & Semiconductor Equipment	1.0
Consumer Services	0.5
Food & Staples Retailing	0.3
Banks	0.1
Telecommunication Services	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Australia — 4.4%

60,225	Accent Group Ltd	65,384

15,672	Adairs Ltd	20,847

108,932	Australian Pharmaceutical Industries Ltd	108,500

6,780	Brickworks Ltd	88,513

5,140	Charter Hall Education Trust (REIT)	12,176

35,442	Codan Ltd	77,346

164,024	GDI Property Group (REIT)	163,484

15,924	New Hope Corp Ltd	47,318

35,557	Sandfire Resources NL	184,261

39,076	Southern Cross Media Group Ltd	33,857

	Total Australia	801,686

	Austria — 0.4%

4,248	FACC AG	66,687

	Belgium — 1.1%

47,948	AGFA-Gevaert NV *	185,945

97	Barco NV	14,800

	Total Belgium	200,745

	Brazil — 0.6%

1,800	Mahle-Metal Leve SA	12,618

25,100	MRV Engenharia e Participacoes SA	90,813

	Total Brazil	103,431

	Canada — 4.8%

9,490	BRP Inc Sub Voting	284,134

8,600	Canaccord Genuity Group Inc	42,283

12,600	Canfor Corp *	135,388

9,300	Canfor Pulp Products Inc	112,085

2,300	Cogeco Inc	127,571

6,200	Martinrea International Inc	57,809

2,400	Russel Metals Inc	43,771

1,400	TFI International Inc	43,140

900	Wajax Corp	12,871

	Total Canada	859,052

	China — 2.4%

16,000	Central China Real Estate Ltd.	6,748

512,000	Powerlong Real Estate Holdings Ltd	238,931

77,000	Road King Infrastructure Ltd	147,195

38,000	Tianneng Power International Ltd	37,238

	Total China	430,112

	Denmark — 1.0%

1,498	Matas A/S	15,853

1,467	Royal Unibrew A/S	108,461

3,519	Scandinavian Tobacco Group A/S	46,481

	Total Denmark	170,795

Shares	Description	Value ($)
	Finland — 0.7%

12,523	Finnair Oyj	116,527

	France — 5.7%

1,268	Alten SA	130,641

235	Aubay	7,588

9,876	Coface SA	88,835

5,311	Gaztransport Et Technigaz SA	477,378

2,272	Kaufman & Broad SA	89,225

10,954	Metropole Television SA	200,618

1,201	Neopost SA	31,517

	Total France	1,025,802

	Germany — 4.3%

60	Amadeus Fire AG	6,307

3,862	Bauer AG	63,347

6,009	Borussia Dortmund GmbH & Co KGAA	51,729

8,532	Deutz AG	61,784

4,791	Elmos Semiconductor AG	132,095

242	Grammer AG	10,184

11,738	Wacker Neuson SE	268,442

9,085	Wuestenrot & Wuerttembergische AG	173,730

	Total Germany	767,618

	Hong Kong — 1.8%

116,000	Johnson Electric Holdings Ltd	283,198

250,000	Singamas Container Holdings Ltd	38,135

	Total Hong Kong	321,333

	Hungary — 0.1%

11,974	Magyar Telekom Telecommunications Plc	20,160

	India — 2.0%

5,998	Larsen & Toubro Infotech Ltd	144,958

2,998	Mphasis Ltd	44,279

4,641	NIIT Technologies Ltd	86,235

76,907	PTC India Ltd	82,903

948	Sonata Software Ltd	4,503

	Total India	362,878

	Israel — 0.0%

400	AudioCodes Ltd	5,304

	Italy — 3.2%

13,296	ASTM SPA	348,418

1,252	Fiera Milano SPA *	6,547

4,584	La Doria SPA	44,578

400	Massimo Zanetti Beverage Group SPA	2,901

242	SAES Getters SPA	6,179

10,123	Societa Iniziative Autostradali e Servizi SPA	169,362

	Total Italy	577,985

See accompanying notes to the financial statements.	27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)
	Japan — 22.7%

6,600	Arakawa Chemical Industries Ltd	80,419

6,000	Arisawa Manufacturing Co Ltd	44,814

1,700	Asahi Yukizai Corp	25,615

400	Central Glass Co Ltd	9,405

200	Daito Pharmaceutical Co Ltd	5,240

1,900	Daiwabo Holdings Co Ltd	107,640

7,300	Denka Co Ltd	220,698

2,700	DTS Corp	102,957

16,400	Fancl Corp	374,411

200	Fuji Soft Inc	8,336

4,600	Fujitsu Frontech Ltd	46,248

6,000	Furuno Electric Co Ltd	51,125

3,100	Fuyo General Lease Co Ltd	163,666

200	Hagiwara Electric Holdings Co Ltd	5,389

300	Hakuto Co Ltd	3,290

800	Hamakyorex Co Ltd	32,659

9,800	House Foods Group Inc	393,864

300	Information Services International-Dentsu Ltd	9,823

1,600	Innotech Corp	14,754

14,000	Ishihara Sangyo Kaisha Ltd *	148,339

900	Jeol Ltd	14,818

1,100	Kanematsu Corp	12,983

5,500	Keihin Corp	96,909

15,400	Kyosan Electric Manufacturing Co Ltd	55,663

1,300	Makino Milling Machine Co Ltd	52,513

1,300	Marubun Corp	8,443

3,900	MCJ Co Ltd	28,223

500	Nippon Systemware Co Ltd	8,790

5,900	Nisshinbo Holdings Inc	50,433

1,400	NOF Corp	48,396

200	NuFlare Technology Inc	11,488

1,400	Pegasus Sewing Machine Manufacturing Co Ltd	8,441

2,200	Prima Meat Packers Ltd	39,845

3,500	Rion Co Ltd	60,061

13,600	Rohto Pharmaceutical Co Ltd	358,151

500	Ryobi Ltd	12,290

21,400	Showa Corp	298,637

105,000	Sojitz Corp	387,144

5,100	T-Gaia Corp	92,814

1,100	Takasago Thermal Engineering Co Ltd	17,992

12,400	Tatsuta Electric Wire and Cable Co Ltd	55,918

500	Tokyo Seimitsu Co Ltd	12,918

300	Towa Pharmaceutical Co Ltd	23,723

11,600	TS Tech Co Ltd	338,827

6,500	Ube Industries Ltd	147,800

200	Wowow Inc	5,440

	Total Japan	4,097,352

	Malaysia — 1.1%

150,000	Padini Holdings Berhad	142,046

Shares	Description	Value ($)

	Malaysia — continued

158,400	Supermax Corp Berhad	59,503

	Total Malaysia	201,549

	Netherlands — 0.3%

1,167	ASR Nederland NV	51,368

1,255	BinckBank NV *	8,935

	Total Netherlands	60,303

	Norway — 2.3%

18,748	Austevoll Seafood ASA	227,048

187	Entra ASA	2,622

5,832	Grieg Seafood ASA	76,064

49,506	Kvaerner ASA *	79,384

139	Norway Royal Salmon ASA	3,273

2,715	SpareBank 1 Nord Norge	22,140

	Total Norway	410,531

	Poland — 0.4%

5,694	Asseco Poland SA	79,901

	Portugal — 1.1%

11,513	Altri SGPS SA	93,906

770	Navigator Co SA (The)	3,772

2,849	Semapa-Sociedade de Investimento e Gestao	49,660

51,764	Sonae SGPS SA	55,180

	Total Portugal	202,518

	Singapore — 1.8%

26,500	China Sunsine Chemical Holdings Ltd	25,846

295,500	Yanlord Land Group Ltd	303,235

	Total Singapore	329,081

	South Africa — 0.7%

875	Astral Foods Ltd	10,110

46,254	Blue Label Telecoms Ltd *	14,996

12,490	Metair Investments Ltd	17,750

7,980	Reunert Ltd	39,585

11,053	Tsogo Sun Holdings Ltd	16,176

3,235	Wilson Bayly Holmes-Ovcon Ltd *	27,310

	Total South Africa	125,927

	South Korea — 7.0%

676	Chong Kun Dang Pharmaceutical Corp	63,045

289	Cuckoo Holdings Co Ltd *	36,336

1,899	Daihan Pharmaceutical Co Ltd	64,219

2,119	DongKook Pharmaceutical Co Ltd	108,385

3,568	Dongwha Pharm Co Ltd *	31,041

12,914	Dongwon Development Co Ltd	48,347

324	GS Home Shopping Inc	53,022

619	Huons Co Ltd	40,311

343	HwaSung Industrial Co Ltd	4,371

28	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	South Korea — continued

437	Hyundai Corp	10,461

558	Hyundai Home Shopping Network Corp	54,032

433	Il Dong Pharmaceutical Co Ltd	7,799

1,237	KC Co Ltd	16,188

968	Korea United Pharm Inc	22,001

687	Korean Reinsurance Co	5,535

13,627	Kwang Dong Pharmaceutical Co Ltd	87,733

8,351	Kyungdong Pharm Co Ltd	80,832

7,498	LF Corp	169,260

3,580	LOTTE Himart Co Ltd	155,784

391	Nice Information & Telecommunication Inc *	7,329

3,375	Samjin Pharmaceutical Co Ltd *	121,373

19,728	Seohan Co Ltd *	33,512

3,347	Seoyon E-Hwa Co Ltd *	14,877

793	SL Corp *	14,852

194	Spigen Korea Co Ltd	10,712

	Total South Korea	1,261,357

	Spain — 1.9%

5,527	Almirall SA	96,680

34,316	Ence Energia y Celulosa SA	246,810

	Total Spain	343,490

	Sweden — 3.5%

8,950	Betsson AB *	71,890

7,809	Fabege AB	104,844

6,255	Granges AB	65,420

7,483	Hexpol AB	66,730

48,515	Klovern AB – B Shares	64,594

1,421	KNOW IT AB	27,084

16,732	Nobina AB	116,124

1,960	Nolato AB – B Shares	87,799

4,850	Resurs Holding AB	31,463

	Total Sweden	635,948

	Switzerland — 4.6%

2,491	ALSO Holding AG (Registered) *	327,785

1,389	BKW AG	93,670

2,233	Bobst Group SA (Registered)	174,945

227	Georg Fischer AG (Registered)	200,945

395	Huber + Suhner AG (Registered)	30,457

119	Zehnder Group AG – Class RG	4,284

	Total Switzerland	832,086

	Taiwan — 2.2%

169,000	Coretronic Corp	254,364

70,000	Wah Lee Industrial Corp	118,658

40,000	Walsin Lihwa Corp	23,502

	Total Taiwan	396,524

Shares	Description	Value ($)
	Turkey — 0.0%

7,850	Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,680

	United Kingdom — 14.6%

325	Bellway Plc	13,057

23,791	Computacenter Plc	350,446

9,305	Games Workshop Group Plc	385,922

25,037	IG Group Holdings Plc	187,277

8,365	John Laing Group Plc	42,520

16,701	Morgan Sindall Group Plc	295,507

2,772	Pagegroup Plc	16,550

20,307	Plus500 Ltd	211,372

40,006	QinetiQ Group Plc	162,794

10,316	Softcat Plc	103,999

325	Staffline Group Plc (a)	2,872

50,475	SThree Plc	212,219

78,268	Stock Spirits Group Plc	237,506

3,781	Tate & Lyle Plc	34,804

47,643	Vesuvius Plc	383,448

	Total United Kingdom	2,640,293

	TOTAL COMMON STOCKS (COST $19,482,460)	17,452,655

	PREFERRED STOCKS (b) — 0.6%

	Germany — 0.6%

1,546	Sixt SE	103,313

	TOTAL PREFERRED STOCKS (COST $115,043)	103,313

	MUTUAL FUNDS — 2.4%

	United States — 2.4%

	Affiliated Issuers — 2.4%

86,871	GMO U.S. Treasury Fund	434,353

	TOTAL MUTUAL FUNDS (COST $434,353)	434,353

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Fund — 0.1%

26,590	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (c)	26,590

	TOTAL SHORT-TERM INVESTMENTS (COST $26,590)	26,590

	TOTAL INVESTMENTS — 99.8% (Cost $20,058,446)	18,016,911

	Other Assets and Liabilities (net) — 0.2%	34,282

	TOTAL NET ASSETS — 100.0%	$18,051,193

See accompanying notes to the financial statements.	29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Dep- reciation) ($)
Buys
2	Mini MSCI EAFE	March 2019	$186,900	$8,975

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

30	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO International Equity Fund returned -12.07 (net) for the fiscal year ended February 28, 2019, as compared with -6.04% for the MSCI EAFE Index.

The Fund lost value from stock selection decisions, with additional headwinds from country and sector allocation. A consistent theme in the period was significant underperformance from stocks that were favored by our Intrinsic Value model. In particular, stocks that were relatively cheap and went into 2018 exhibiting strong growth characteristics fared poorly. This included European autos and airline names as well as Japanese materials companies, many of which had contributed positively to our portfolio’s outperformance in 2017. Further, much of this underperformance coincided with rising trade tensions between the U.S. and its main trading partners and with growing uncertainty related to Brexit. In the fourth quarter, value did see a rebound; however, both momentum-oriented and fundamental growth models performed poorly over the same period, which led to continued challenges for our Intrinsic Value model.

Top stock detractors included overweight positions in European automobile manufacturers Fiat Chrysler Automobiles NV (Italy) and Daimler AG (Germany), STMicroelectronics NV (France Information Technology), Mitsubishi Chemical Holdings Corp (Japan Materials), and Societe Generale SA (France Financials).

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

32

GMO International Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Fund Class II Shares and the MSCI EAFE Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

33

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Mutual Funds	1.8
Preferred Stocks	0.6
Short-Term Investments	0.1
Futures Contracts	0.1
Other	0.2

100.0%

Country Summary¤	% of Investments
Japan	26.0%
United Kingdom	15.9
Germany	10.6
France	8.8
Sweden	5.7
Switzerland	5.1
Australia	4.8
Italy	4.3
Netherlands	4.0
United States	3.7
Norway	3.6
Hong Kong	2.3
Denmark	2.0
Finland	1.2
Spain	1.2
Other Developed	0.8 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	13.1%
Capital Goods	12.9
Materials	10.4
Food, Beverage & Tobacco	8.0
Automobiles & Components	7.9
Banks	7.1
Diversified Financials	5.1
Technology Hardware & Equipment	4.8
Consumer Durables & Apparel	4.7
Insurance	4.6
Household & Personal Products	3.6
Telecommunication Services	3.5
Energy	2.7
Transportation	2.7
Retailing	1.7
Semiconductors & Semiconductor Equipment	1.6
Software & Services	1.3
Utilities	1.1
Real Estate	0.8
Commercial & Professional Services	0.7
Food & Staples Retailing	0.5
Media & Entertainment	0.5
Consumer Services	0.4
Health Care Equipment & Services	0.3

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

34

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Australia — 4.9%

281,212	Abacus Property Group (REIT)	720,406

53,956	Altium Ltd	1,264,572

260,610	Appen Ltd	4,324,726

567,386	Beach Energy Ltd	834,012

341,109	Caltex Australia Ltd	6,916,836

119,227	Charter Hall Group (REIT)	745,103

522,772	Costa Group Holdings Ltd	1,981,905

112,623	Credit Corp Group Ltd	1,730,244

251,430	CSL Ltd	34,459,150

2,493,489	CSR Ltd	5,940,598

3,054,984	Downer EDI Ltd	16,145,432

110,271	Elders Ltd	485,972

107,401	IDP Education Ltd	1,134,174

816,986	Macquarie Group Ltd	74,594,614

483,275	Mineral Resources Ltd	5,150,476

1,084,979	Nine Entertainment Co Holdings Ltd	1,314,114

1,289,383	OZ Minerals Ltd	9,391,639

509,074	Pact Group Holdings Ltd	1,050,286

980,512	Sandfire Resources NL	5,081,152

240,333	Scentre Group (REIT)	661,017

1,030,174	Shopping Centres Australasia Property Group (REIT)	1,761,603

252,701	Southern Cross Media Group Ltd	218,950

429,091	Super Retail Group Ltd	2,254,382

319,432	Tassal Group Ltd	1,113,861

17,335	Virtus Health Ltd	50,855

223,777	Whitehaven Coal Ltd	698,457

	Total Australia	180,024,536

	Austria — 0.2%

69,286	Oesterreichische Post AG	2,745,134

77,330	OMV AG	4,071,066

	Total Austria	6,816,200

	Belgium — 0.2%

538,793	AGFA-Gevaert NV *	2,089,466

1,001	Barco NV	152,737

40,732	D’ieteren SA	1,545,643

6,577	Elia System Operator SA/NV	468,281

79,421	Orange Belgium SA	1,608,917

8,086	UCB SA	677,451

	Total Belgium	6,542,495

	Denmark — 2.1%

417,927	Novo Nordisk A/S Sponsored ADR	20,457,527

683,348	Novo Nordisk A/S – Class B	33,501,549

11,091	Per Aarsleff Holding A/S	375,604

4,055	Rockwool International A/S – Class B	989,422

222,205	Royal Unibrew A/S	16,428,448

Shares	Description	Value ($)

	Denmark — continued

7,566	Schouw & Co AB	604,947

40,451	SimCorp A/S	3,640,741

	Total Denmark	75,998,238

	Finland — 1.2%

40,363	DNA Oyj	814,376

256,260	Neste Oyj	24,639,950

23,933	Tieto Oyj	707,656

626,170	UPM-Kymmene Oyj	18,881,414

31,315	Valmet Oyj	779,673

	Total Finland	45,823,069

	France — 8.9%

7,525	Alten SA	775,297

729,070	BNP Paribas SA	37,321,746

490,455	CNP Assurances	11,331,055

16,807	Dassault Systemes SE	2,457,161

13,417	Hermes International	8,496,572

15,143	IPSOS	399,413

392,345	L’Oreal SA	98,953,218

26,489	Lagardere SCA	684,778

20,535	LVMH Moet Hennessy Louis Vuitton SE	7,047,377

208,823	Metropole Television SA	3,824,505

1,334,318	Peugeot SA	33,926,290

141,665	Safran SA	19,311,218

203,532	Sanofi	16,972,400

233,828	Sanofi ADR	9,727,245

637,497	Societe Generale SA	19,583,894

1,851,092	STMicroelectronics NV	30,253,647

1,653,922	STMicroelectronics NV – NY Shares	27,058,164

	Total France	328,123,980

	Germany — 10.2%

114,812	ADVA Optical Networking SE *	1,102,164

474,336	Allianz SE (Registered)	105,585,775

205,976	BASF SE	15,678,299

908,140	Bayerische Motoren Werke AG	76,765,411

63,616	Bechtle AG	5,455,861

26,834	Carl Zeiss Meditec AG	2,288,503

5,166	Cewe Stiftung & Co KGaA	484,862

153,718	Covestro AG	8,752,292

713,107	Daimler AG (Registered Shares)	42,693,625

2,066,768	Deutsche Lufthansa AG (Registered)	52,768,107

682,952	Deutsche Pfandbriefbank AG	8,419,088

394,035	Deutsche Telekom AG (Registered)	6,495,374

24,153	Dialog Semiconductor Plc *	735,586

8,615	Diebold Nixdorf AG	576,306

43,776	Henkel AG & Co KGaA	4,116,125

6,074	Indus Holding AG	289,147

50,576	Jenoptik AG	1,842,057

175,972	RHOEN-KLINIKUM AG	4,789,341

See accompanying notes to the financial statements.	35

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Germany — continued

105,206	Software AG	3,842,965

45,692	Talanx AG *	1,765,542

173,865	Volkswagen AG	30,746,973

	Total Germany	375,193,403

	Hong Kong — 2.4%

2,523,640	Champion (REIT)	2,018,384

2,067,814	Dah Sing Banking Group Ltd	3,968,263

411,515	Dah Sing Financial Holdings Ltd	2,260,973

4,603,096	Esprit Holdings Ltd *	1,078,945

291,645	Fortune Real Estate Investment Trust	359,608

3,809,645	Global Brands Group Holding Ltd *	179,521

2,171,001	Hysan Development Co Ltd	11,464,457

4,988,469	I-CABLE Communications Ltd *	64,746

898,913	Kerry Properties Ltd	3,755,479

803,257	Luk Fook Holdings International Ltd	2,696,690

1,419,647	Pacific Textiles Holdings Ltd	1,327,456

9,434,916	SJM Holdings Ltd	10,626,900

1,336,673	SmarTone Telecommunications Holdings Ltd	1,521,295

381,680	Television Broadcasts Ltd	731,395

46,490,420	WH Group Ltd	41,225,618

563,045	Wheelock & Co Ltd	3,815,445

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	178,934

	Total Hong Kong	87,274,109

	Ireland — 0.2%

45,911	ICON Plc *	6,426,622

	Israel — 0.1%

104,615	Bank Hapoalim BM	720,253

647,362	Israel Discount Bank Ltd – Class A	2,289,901

	Total Israel	3,010,154

	Italy — 4.4%

68,883	De’ Longhi SPA	1,809,074

3,926,095	Enel SPA	23,741,643

99,551	ERG SPA	1,979,221

669,237	EXOR NV	41,171,797

4,228,524	Fiat Chrysler Automobiles NV *	62,286,159

860,308	Hera SPA	2,864,344

1,952,528	Iren SPA	4,852,866

45,129	La Doria SPA	438,868

845,625	Mediobanca Banca di Credito Finanziario SPA	8,463,801

8,580	Reply SPA	514,633

1,313,333	Societa Cattolica di Assicurazioni SC	12,222,773

	Total Italy	160,345,179

	Japan — 26.4%

73,353	AOKI Holdings Inc	825,619

4,538,476	Asahi Kasei Corp	49,624,214

Shares	Description	Value ($)

	Japan — continued

5,294,350	Astellas Pharma Inc	82,086,841

111,927	Autobacs Seven Co Ltd	1,885,719

76,400	Bandai Namco Holdings Inc	3,253,551

1,741,921	Brother Industries Ltd	31,900,548

45,636	Cawachi Ltd	858,293

114,857	CKD Corp	1,034,817

10,946	Computer Engineering & Consulting Ltd	225,889

45,733	Cosmo Energy Holdings Co Ltd	966,502

31,400	Dai Nippon Printing Co Ltd	727,944

66,000	Daicel Corp	695,423

86,819	Daiwabo Holdings Co Ltd	4,918,513

709,162	DCM Holdings Co Ltd	6,899,053

226,509	Denka Co Ltd	6,847,961

81,385	Dexerials Corp	603,158

61,878	Doutor Nichires Holdings Co Ltd	1,203,460

15,183	DTS Corp	578,961

6,621	Ehime Bank Ltd (The)	67,010

636,092	Fancl Corp	14,521,949

661,745	Fuji Electric Co Ltd	20,894,857

266,500	Fuji Media Holdings Inc	3,900,607

17,500	Fuji Soft Inc	729,424

186,600	FUJIFILM Holdings Corp	8,359,318

180,396	Fujitsu Ltd	12,174,657

30,189	Fuyo General Lease Co Ltd	1,593,848

148,912	Geo Holdings Corp	2,186,278

20,435	Gunze Ltd	934,745

354,100	Hakuhodo DY Holdings Inc	5,442,679

75,567	Hanwa Co Ltd	2,255,701

2,518,478	Hitachi Ltd	75,706,351

144,600	Honda Motor Co Ltd	4,083,513

255,849	House Foods Group Inc	10,282,637

49,500	Isuzu Motors Ltd	711,539

5,021,868	ITOCHU Corp	90,207,543

161,711	Kanematsu Corp	1,908,585

894,600	KDDI Corp	21,622,195

132,317	Keihin Corp	2,331,398

53,669	Kohnan Shoji Co Ltd	1,362,464

1,051,900	Konica Minolta Inc	10,230,094

41,595	Kose Corp	6,752,144

50,667	Mandom Corp	1,288,009

6,412,512	Marubeni Corp	45,813,691

8,979,956	Mitsubishi Chemical Holdings Corp	66,408,483

786,116	Mitsubishi Corp	22,198,557

336,287	Mitsubishi Electric Corp	4,216,247

716,841	Mitsubishi Gas Chemical Co Inc	10,975,962

835,000	Mitsubishi UFJ Financial Group Inc	4,333,140

296,614	Mitsui Chemicals Inc	7,237,854

3,178	Mitsui Sugar Co Ltd	82,074

80,150	Modec Inc	2,169,780

76,266	Namura Shipbuilding Co Ltd	283,223

80,900	NEC Corp	2,699,531

36	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Japan — continued

376,472	NET One Systems Co Ltd	8,817,325

151,957	Nichias Corp	3,007,928

111,309	Nippon Corp	2,171,452

68,233	Nippon Signal Co Ltd	616,616

2,139,544	Nippon Telegraph & Telephone Corp	92,476,770

104,512	Nishi-Nippon Financial Holdings Inc	930,816

16,987	Nisshin Seifun Group Inc	365,040

707	NuFlare Technology Inc	40,611

134,392	Okinawa Electric Power Co (The)	2,480,254

27,146	Pola Orbis Holdings Inc	764,710

94,802	Press Kogyo Co Ltd	522,396

210,896	Prima Meat Packers Ltd	3,819,627

199,486	Rohto Pharmaceutical Co Ltd	5,253,389

37,957	San-A Co Ltd	1,516,685

100,187	Seiko Holdings Corp	2,450,532

680,428	Sekisui Chemical Co Ltd	10,704,715

11,500	Shionogi & Co Ltd	735,878

210,500	Showa Corp	2,937,526

11,165,587	Sojitz Corp	41,168,454

135,000	Sony Corp	6,482,089

9,999,663	Sumitomo Chemical Co Ltd	49,720,715

32,805	Sumitomo Heavy Industries Ltd	1,127,119

17,400	Sumitomo Mitsui Trust Holdings Inc	661,075

142,203	T-Gaia Corp	2,587,921

40,400	Teijin Ltd	678,428

43,361	Tokyo Seimitsu Co Ltd	1,120,282

151,295	Tokyu Construction Co Ltd	1,295,866

469,904	Tosoh Corp	6,947,722

48,637	Towa Pharmaceutical Co Ltd	3,846,046

1,019,254	Toyota Tsusho Corp	32,473,111

27,982	TPR Co Ltd	616,169

228,267	TS Tech Co Ltd	6,667,508

76,619	TSI Holdings Co Ltd	476,028

268,816	Ube Industries Ltd	6,112,481

197,814	Valor Holdings Co Ltd	5,021,530

23,304	Warabeya Nichiyo Holdings Co Ltd	386,312

26,746	Yahagi Construction Co Ltd	187,775

547,363	Zeon Corp	5,577,602

	Total Japan	973,869,056

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 4.0%

1,280,242	ABN AMRO Group NV CVA	30,992,603

180,234	ASR Nederland NV	7,933,388

91,694	BinckBank NV	652,806

30,800	Coca-Cola European Partners Plc	1,451,912

16,849	Corbion NV	515,443

161,276	Heineken Holding NV	15,584,222

5,729,957	ING Groep NV	75,739,198

Shares	Description	Value ($)

	Netherlands — continued

434,618	Koninklijke Ahold Delhaize NV	11,201,070

60,900	Wolters Kluwer NV	4,013,092

	Total Netherlands	148,083,734

	New Zealand — 0.0%

481,967	Air New Zealand Ltd	809,912

208,052	Chorus Ltd	739,685

	Total New Zealand	1,549,597

	Norway — 3.7%

42,866	Aker ASA – A Shares	3,240,891

10,483	Austevoll Seafood ASA	126,955

128,671	Bakkafrost P/F	6,587,877

437,753	BW LPG Ltd *	1,429,668

2,839,042	DNB ASA	54,378,787

2,372,031	Equinor ASA	53,351,616

1,093,041	Leroy Seafood Group ASA	8,239,702

88,706	Salmar ASA	4,249,597

10,853	SpareBank 1 Nord Norge	88,503

347,766	Storebrand ASA	2,763,933

	Total Norway	134,457,529

	Portugal — 0.1%

130,405	Altri SGPS SA	1,063,651

291,299	CTT-Correios de Portugal SA	918,366

156,727	Navigator Co SA (The)	767,667

639,463	REN – Redes Energeticas Nacionais SGPS SA	1,897,544

	Total Portugal	4,647,228

	Singapore — 0.0%

81,474	Yanlord Land Group Ltd	83,607

	Spain — 1.2%

84,637	Almirall SA *	1,480,492

394,444	Ebro Foods SA	8,407,455

545,220	Ence Energia y Celulosa SA	3,921,370

3,762,497	International Consolidated Airlines Group SA	29,732,033

492,850	Unicaja Banco SA	576,549

	Total Spain	44,117,899

	Sweden — 5.8%

269,017	Betsson AB *	2,160,846

7,574	Kindred Group Plc SDR	79,373

52,970	Klovern AB – B Shares	70,525

101,687	Oriflame Holding AG *	2,079,982

2,612,439	Sandvik AB	42,820,886

374,746	SAS AB *	947,548

101,246	Securitas AB – B Shares	1,586,413

4,028,768	Svenska Cellulosa AB SCA – Class B	37,121,240

206,807	Swedbank AB – A Shares	3,796,493

See accompanying notes to the financial statements.	37

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Sweden — continued

941,578	Swedish Match AB	44,129,024

5,356,964	Volvo AB – B Shares	78,788,709

94,381	Wihlborgs Fastigheter AB	1,251,922

	Total Sweden	214,832,961

	Switzerland — 5.1%

51,443	Ascom Holding AG (Registered)	655,020

6,111	Autoneum Holding AG	1,003,380

1,566	Banque Cantonale Vaudoise (Registered)	1,270,139

5,028	BKW AG	339,072

303	Bobst Group SA (Registered)	23,739

9,257	Bucher Industries AG (Registered)	2,863,766

3,009	Emmi AG (Registered)	2,455,937

13,199	Galenica AG *	601,149

20,698	Georg Fischer AG (Registered)	18,322,282

8,453	Kardex AG (Registered) *	1,123,877

4,802	Komax Holding AG (Registered)	1,205,715

453,393	Logitech International SA (Registered)	17,016,163

17,800	Logitech International SA (Registered)	668,746

222,113	Nestle SA (Registered)	20,090,984

99,428	Novartis AG (Registered)	9,061,267

41,399	Roche Holding AG	11,430,954

237,336	Roche Holding AG – Genusschein	65,866,488

230,754	Sika AG (Registered)	31,169,893

7,380	Sunrise Communications Group AG *	547,078

1,448	Valora Holding AG (Registered) *	387,640

53,896	Vontobel Holding AG (Registered)	3,019,912

4,556	Zehnder Group AG – Class RG	164,028

	Total Switzerland	189,287,229

	United Kingdom — 16.1%

2,947,306	3i Group Plc	37,011,860

589,068	Ashtead Group Plc	15,634,790

734,402	AstraZeneca Plc	59,848,743

64,977	AVEVA Group Plc	2,590,650

111,215	BAE Systems Plc	685,716

782,886	Barratt Developments Plc	6,212,485

424,899	Bellway Plc	17,070,743

665,385	Berkeley Group Holdings Plc (The)	34,851,170

260,399	Bovis Homes Group Plc	3,733,519

1,314,640	British American Tobacco Plc	48,198,765

20,300	British American Tobacco Plc Sponsored ADR	745,822

63,686	Britvic Plc	775,445

679,748	Cairn Energy Plc *	1,835,645

590,237	Coca-Cola HBC AG *	19,852,114

3,780,523	Debenhams Plc	156,150

57,199	Diageo Plc Sponsored ADR	8,853,261

1,404,694	Electrocomponents Plc	10,312,381

419,838	Evraz Plc	3,137,575

2,415,980	Ferrexpo Plc	8,296,825

41,475	Fevertree Drinks Plc	1,469,824

Shares	Description	Value ($)

	United Kingdom — continued

6,564,594	Firstgroup Plc *	7,776,801

363,350	Galliford Try Plc	3,560,316

5,453,232	GlaxoSmithKline Plc	108,686,888

117,113	Halfords Group Plc	368,089

17,200	HSBC Holdings Plc Sponsored ADR	702,276

294,196	Hunting Plc *	2,136,168

1,702,031	IG Group Holdings Plc	12,731,209

82,760	Imperial Brands Plc	2,757,755

1,023,082	Inchcape Plc	7,670,238

32,426	Intermediate Capital Group Plc	450,740

294,638	JD Sports Fashion Plc	1,821,859

6,390,902	Legal & General Group Plc	23,781,375

112,427	Meggitt Plc	804,317

381,791	Mondi Plc	8,740,231

356,328	National Express Group Plc	2,003,068

412,989	Next Plc	27,853,398

379,048	Nomad Foods Ltd *	7,618,865

215,905	Pagegroup Plc	1,289,065

2,029,114	Persimmon Plc	65,538,682

708,202	Plus500 Ltd	7,371,563

218,521	QinetiQ Group Plc	889,215

8,820	Reckitt Benckiser Group Plc	673,622

61,871	Savills Plc	729,689

171,300	Spectris Plc	5,985,311

827,238	Tate & Lyle Plc	7,614,804

313,257	Vesuvius Plc	2,521,204

	Total United Kingdom	593,350,231

	TOTAL COMMON STOCKS (COST $3,688,666,829)	3,579,857,056

	PREFERRED STOCKS (b) — 0.6%

	Germany — 0.6%

42,611	Bayerische Motoren Werke AG	3,150,700

143,742	Jungheinrich AG	4,448,340

88,847	Volkswagen AG	15,234,426

	Total Germany	22,833,466

	TOTAL PREFERRED STOCKS (COST $20,902,705)	22,833,466

	MUTUAL FUNDS — 1.8%

	United States — 1.8%

	Affiliated Issuers — 1.8%

12,911,034	GMO U.S. Treasury Fund	64,555,168

	TOTAL MUTUAL FUNDS (COST $64,555,168)	64,555,168

38	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Fund — 0.1%

4,868,891	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (c)	4,868,891

	TOTAL SHORT-TERM INVESTMENTS (COST $4,868,891)	4,868,891

	TOTAL INVESTMENTS — 99.7% (Cost $3,778,993,593)	3,672,114,581

	Other Assets and Liabilities (net) — 0.3%	10,042,159

	TOTAL NET ASSETS — 100.0%	$3,682,156,740

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
775	Mini MSCI EAFE	March 2019	$72,423,750	$2,037,168

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	39

GMO Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +6.86% (net) for the fiscal year ended February 28, 2019, as compared with +4.68% for the S&P 500 Index.

Stock selection had a positive impact on returns relative to the S&P 500 Index. Stock selection in Health Care and Financials were among the most significant contributors. Overweight positions in Anthem, TJX, and Merck were significant single-stock contributors. Positions in British American Tobacco and Cognizant detracted from relative returns.

Sector selection contributed to returns relative to the S&P 500 Index. Sector weightings adding to relative performance included an overweight position in Information Technology and an underweight position in Financials. Not owning Real Estate and Utilities detracted from relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

40

GMO Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Quality Fund Class III Shares, the S&P 500 Index and the MSCI World Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

41

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.6%
Short-Term Investments	1.2
Debt Obligations	0.3
Mutual Funds	0.3
Other	(0.4)

100.0%

Country Summary¤	% of Investments
United States	83.4%
Switzerland	7.0
United Kingdom	4.8
Germany	2.6
Taiwan	2.2

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	20.4%
Health Care Equipment & Services	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Technology Hardware & Equipment	9.3
Media & Entertainment	9.0
Capital Goods	8.2
Banks	6.2
Food, Beverage & Tobacco	5.6
Semiconductors & Semiconductor Equipment	5.0
Household & Personal Products	4.0
Retailing	3.7
Food & Staples Retailing	3.3
Diversified Financials	2.9
Consumer Services	0.8

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

42

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%

	Banks — 6.1%

3,793,427	US Bancorp	196,082,241

3,956,692	Wells Fargo & Co.	197,399,364

	Total Banks	393,481,605

	Capital Goods — 8.1%

1,172,411	3M Co.	243,146,317

514,294	Honeywell International, Inc.	79,237,277

537,735	Knorr-Bremse AG *	54,017,709

1,156,887	United Technologies Corp.	145,385,989

	Total Capital Goods	521,787,292

	Consumer Services — 0.8%

2,365,446	Compass Group Plc	52,240,932

	Diversified Financials — 2.9%

1,720,146	American Express Co.	185,328,530

	Food & Staples Retailing — 3.2%

951,973	Costco Wholesale Corp.	208,234,574

	Food, Beverage & Tobacco — 5.5%

2,439,355	Coca-Cola Co. (The)	110,600,356

1,394,849	Nestle SA (Registered)	126,169,512

278,567	PepsiCo, Inc.	32,213,488

975,007	Philip Morris International, Inc.	84,767,109

	Total Food, Beverage & Tobacco	353,750,465

	Health Care Equipment & Services — 10.9%

1,194,556	Abbott Laboratories	92,721,437

511,059	Anthem, Inc.	153,690,773

274,667	Becton Dickinson and Co.	68,334,403

2,337,670	Medtronic Plc	211,559,135

711,011	UnitedHealth Group, Inc.	172,221,084

	Total Health Care Equipment & Services	698,526,832

	Household & Personal Products — 3.9%

1,532,550	Reckitt Benckiser Group Plc	117,047,580

2,516,800	Unilever Plc	133,988,928

	Total Household & Personal Products	251,036,508

	Media & Entertainment — 8.9%

176,055	Alphabet, Inc. – Class A *	198,334,760

244,031	Alphabet, Inc. – Class C *	273,295,198

635,972	Facebook, Inc. – Class A *	102,677,679

	Total Media & Entertainment	574,307,637

Shares / Par Value†	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%

1,530,992	Johnson & Johnson	209,194,747

1,745,298	Merck & Co., Inc.	141,875,274

1,493,136	Novartis AG (Registered)	136,075,388

664,540	Roche Holding AG – Genusschein	184,425,944

	Total Pharmaceuticals, Biotechnology & Life Sciences	671,571,353

	Retailing — 3.6%

50,700	Booking Holdings, Inc. *	86,039,928

2,884,294	TJX Cos, Inc. (The)	147,935,439

	Total Retailing	233,975,367

	Semiconductors & Semiconductor Equipment — 4.9%

18,359,790	Taiwan Semiconductor Manufacturing Co Ltd	140,887,886

1,643,544	Texas Instruments, Inc.	173,854,084

	Total Semiconductors & Semiconductor Equipment	314,741,970

	Software & Services — 20.2%

1,249,673	Accenture Plc – Class A	201,672,229

2,171,758	Cognizant Technology Solutions Corp. – Class A	154,151,383

265,051	Mastercard, Inc. – Class A	59,575,513

3,284,708	Microsoft Corp.	367,985,837

6,623,038	Oracle Corp.	345,258,971

1,072,629	SAP SE	114,799,778

363,592	Visa, Inc. – Class A	53,855,247

	Total Software & Services	1,297,298,958

	Technology Hardware & Equipment — 9.1%

528,265	Amphenol Corp. – Class A	49,641,062

2,248,391	Apple, Inc.	389,308,902

2,868,365	Cisco Systems, Inc.	148,495,256

	Total Technology Hardware & Equipment	587,445,220

	TOTAL COMMON STOCKS (COST $4,279,946,837)	6,343,727,243

	DEBT OBLIGATIONS — 0.3%

	U.S. Government — 0.3%

16,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20	15,992,972

	TOTAL DEBT OBLIGATIONS (COST $16,000,030)	15,992,972

See accompanying notes to the financial statements.	43

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

3,141,063	GMO U.S. Treasury Fund	15,705,319

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,705,319

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.1%

8,498,390	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	8,498,390

	U.S. Government — 1.1%

6,800,000	U.S. Treasury Bill, 2.37%, due 04/18/19 (b)	6,778,464

25,000,000	U.S. Treasury Bill, 2.44%, due 07/25/19 (b)	24,756,540

32,000,000	U.S. Treasury Bill, 2.45%, due 08/01/19 (b)	31,672,580

9,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	8,931,094

	TOTAL U.S. GOVERNMENT (COST $72,129,051)	72,138,678

	TOTAL SHORT-TERM INVESTMENTS (COST $80,627,441)	80,637,068

	TOTAL INVESTMENTS — 100.4% (Cost $4,392,279,590)	6,456,062,602

	Other Assets and Liabilities (net) — (0.4%)	(24,290,086)

	TOTAL NET ASSETS — 100.0%	$6,431,772,516

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.
(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

44	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resources Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI ACWI Commodity Producers is included for comparative purposes.

Class III shares of GMO Resources Fund returned +0.99% (net) for the period ended February 28, 2019, as compared with +1.04% for the MSCI ACWI Commodity Producers.

The Fund’s large underweight to energy detracted from performance and subdued the impact of security selection within the sector. Both clean energy and fossil fuels detracted from performance. BP and First Solar were among the largest detractors.

The Fund’s overweight to industrial metals provided positive allocation and negative selection impacts, resulting in a negative net impact. In particular, the copper exposure detracted, as copper prices were down approximately 6% during the year. Freeport McMoRan, Inc. was among the largest detractors.

The Fund’s overweight to agriculture provided positive allocation and muted selection impacts, resulting in a positive net impact. The Fund’s fish farming exposure produced strong selection impact. Salmon farmers Austevoll Seafood ASA and Salmar ASA were among the largest contributors.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

46

GMO Resources Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Resources Fund Class III Shares, the MSCI ACWI Commodity Producers and the MSCI ACWI

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .30% on the purchase and .30% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

47

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.9%
Preferred Stocks	8.7
Mutual Funds	1.0
Short-Term Investments	0.3
Rights/Warrants	0.0 ^
Other	0.1

100.0%

Country Summary¤	% of Investments
United Kingdom	17.1%
United States	15.2
Russia	14.0
Norway	7.0
Brazil	5.7
Other Emerging	5.2 †
Australia	5.0
France	4.5
Japan	4.4
Chile	3.2
Sweden	2.6
Other Developed	2.2 ‡
Israel	2.1
Poland	2.0
Thailand	2.0
Denmark	1.9
China	1.9
Spain	1.6
South Africa	1.2
Canada	1.2

100.0%

Industry Group Summary	% of Equity Investments
Industrial Metals	45.0%
Energy	36.2
Agriculture	15.7
Water	3.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

48

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)
	COMMON STOCKS — 89.9%

	Argentina — 0.9%

634,100	Adecoagro SA *	4,508,451

	Australia — 5.0%

233,874	Beach Energy Ltd	343,776

483,297	Mineral Resources Ltd	5,150,710

244,343	OZ Minerals Ltd	1,779,752

946,257	Sandfire Resources NL	4,903,637

3,780,074	South32 Ltd	10,566,843

94,962	Woodside Petroleum Ltd	2,433,543

	Total Australia	25,178,261

	Austria — 0.7%

72,392	OMV AG	3,811,103

	Brazil — 1.7%

378,200	Cosan SA	4,400,075

701,757	Sao Martinho SA	3,508,645

61,300	SLC Agricola SA	669,442

	Total Brazil	8,578,162

	Canada — 1.2%

147,700	Canadian Solar Inc *	3,642,282

104,600	Enerflex Ltd	1,589,726

112,500	Peyto Exploration & Development Corp	648,866

	Total Canada	5,880,874

	China — 1.9%

775,000	China High Speed Transmission Equipment Group Co Ltd	764,069

2,961,713	Inner Mongolia Eerduosi Resources Co Ltd – Class A	3,942,544

1,720,350	Shenzhen Zhongjin Lingnan Nonfemet Co Ltd – Class A	1,247,822

3,284,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	3,764,300

	Total China	9,718,735

	Colombia — 0.6%

3,125,056	Ecopetrol SA	3,164,100

	Denmark — 1.9%

117,782	Vestas Wind Systems A/S	9,812,884

	France — 4.5%

11,256	Eramet	673,816

355,256	Suez	4,541,919

181,580	TOTAL SA	10,335,296

179,550	Veolia Environnement SA	3,939,606

48,070	Vilmorin & Cie SA	3,080,778

	Total France	22,571,415

Shares	Description	Value ($)
	Germany — 0.6%

72,968	K+S AG (Registered)	1,390,052

69,356	Nordex SE *	888,253

370,435	PNE AG	1,027,756

	Total Germany	3,306,061

	Hungary — 0.6%

247,117	MOL Hungarian Oil & Gas Plc	2,883,031

	India — 0.5%

1,164,014	Oil & Natural Gas Corp Ltd	2,463,918

	Indonesia — 0.2%

12,245,700	Medco Energi Internasional Tbk PT *	805,110

	Israel — 2.1%

23,640	Equital Ltd *	683,464

1,177,398	Israel Chemicals Ltd	6,589,000

11,605	Israel Corp Ltd (The)	3,261,790

	Total Israel	10,534,254

	Italy — 0.4%

435,293	Saipem SPA *	2,258,660

	Japan — 4.4%

93,200	Ebara Corp	2,657,303

476,000	Hitachi Zosen Corp	1,474,193

50,500	Inpex Corp	489,837

116,700	Kubota Corp	1,573,940

21,200	Kurita Water Industries Ltd	535,171

245,500	Mitsubishi Materials Corp	6,744,059

50,100	Modec Inc	1,356,282

41,500	Nittetsu Mining Co Ltd	1,714,999

3,000	Organo Corp	85,243

76,300	Shinko Plantech Co Ltd	842,302

255,300	Sumitomo Forestry Co Ltd	3,336,253

96,400	Takuma Co Ltd	1,278,196

	Total Japan	22,087,778

	Netherlands — 0.3%

62,531	SBM Offshore NV	1,178,449

19,601	SIF Holding NV	215,944

	Total Netherlands	1,394,393

	Norway — 7.0%

754,959	Austevoll Seafood ASA	9,142,946

47,052	Bakkafrost P/F	2,409,034

249,861	BW Offshore Ltd *	1,137,604

600,878	DNO ASA	1,279,204

302,756	Equinor ASA	6,809,575

217,073	Grieg Seafood ASA	2,831,184

64,106	Marine Harvest ASA	1,479,380

See accompanying notes to the financial statements.	49

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Norway — continued

23,140	Norway Royal Salmon ASA *	544,828

95,089	Ocean Yield ASA	682,159

62,266	Salmar ASA	2,982,948

248,822	Subsea 7 SA	3,042,879

50,719	TGS NOPEC Geophysical Co ASA	1,380,364

41,074	Yara International ASA	1,727,273

	Total Norway	35,449,378

	Pakistan — 0.8%

2,870,000	Engro Fertilizers Ltd	1,524,430

1,572,000	Fauji Fertilizer Co Ltd	1,215,805

46,120	Millat Tractors Ltd	275,594

798,400	Oil & Gas Development Co Ltd	860,698

86,149	Pakistan Oilfields Ltd	291,040

	Total Pakistan	4,167,567

	Poland — 2.0%

43,737	Grupa Azoty SA	514,777

268,834	KGHM Polska Miedz SA *	7,186,821

1,228,635	Polskie Gornictwo Naftowe i Gazownictwo SA	2,244,127

	Total Poland	9,945,725

	Russia — 12.4%

1,636,830	Gazprom Neft PJSC	8,140,157

119,938	LUKOIL PJSC Sponsored ADR	9,973,004

527,897	MMC Norilsk Nickel PJSC ADR	11,284,309

98,957	Novatek PJSC Sponsered GDR (Registered)	17,146,247

315,037	PhosAgro PJSC GDR (Registered)	4,299,575

575,419	Ros Agro Plc GDR (Registered)	7,069,113

411,269	Rosneft PJSC GDR (Registered)	2,463,144

32,712	Tatneft PJSC Sponsored ADR	2,307,987

98,620	TMK PJSC GDR (Registered)	285,796

	Total Russia	62,969,332

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a)	—

	South Africa — 1.2%

179,383	African Rainbow Minerals Ltd	2,137,897

126,555	Sasol Ltd	3,860,209

	Total South Africa	5,998,106

	South Korea — 0.6%

5,648	Korea Zinc Co Ltd *	2,291,275

1,358	Young Poong Corp *	953,967

	Total South Korea	3,245,242

	Spain — 1.6%

73,130	Fomento de Construcciones y Contratas SA *	1,080,627

Shares	Description	Value ($)

	Spain — continued

415,244	Repsol SA	7,146,268

	Total Spain	8,226,895

	Sweden — 2.6%

407,096	Boliden AB	11,129,622

236,780	Svenska Cellulosa AB SCA – Class B	2,181,701

	Total Sweden	13,311,323

	Switzerland — 0.1%

436	Gurit Holding AG	436,131

	Thailand — 1.9%

2,153,900	Esso Thailand Pcl (Foreign Registered)	743,804

838,764	PTT Exploration & Production Pcl (Foreign Registered)	3,306,463

3,802,710	PTT Pcl (Foreign Registered)	5,843,498

	Total Thailand	9,893,765

	Turkey — 0.3%

1,198,966	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,324,630

	Ukraine — 0.7%

267,341	Kernel Holding SA	3,495,224

	United Kingdom — 17.1%

897,805	Anglo American Plc	23,811,293

440,563	Antofagasta Plc	5,458,906

686,050	BHP Group Plc	15,913,773

347,921	BP Plc	2,466,517

339,132	Central Asia Metals Plc	1,127,615

1,925,230	Glencore Plc *	7,756,689

343,593	Petrofac Ltd	1,945,957

240,435	Polypipe Group Plc	1,321,055

528,296	Premier Oil Plc *	519,554

432,733	Rio Tinto Plc	24,859,101

25,528	Royal Dutch Shell Plc – A Shares	795,759

167,964	Tullow Oil Plc *	491,848

	Total United Kingdom	86,468,067

	United States — 14.1%

32,500	AGCO Corp.	2,196,350

89,900	Albemarle Corp.	8,206,971

47,500	Carrizo Oil & Gas, Inc. *	521,550

675,402	Chesapeake Energy Corp. *	1,999,190

525,808	Denbury Resources, Inc. *	1,009,551

34,300	Devon Energy Corp.	1,012,193

140,000	First Solar, Inc. *	7,357,000

2,169,054	Freeport-McMoRan, Inc.	27,980,797

36,900	FutureFuel Corp.	680,436

64,400	Gulfport Energy Corp. *	493,304

66,500	McDermott International Inc *	563,920

50	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

76,900	Mosaic Co. (The)	2,404,663

102,800	Noble Corp Plc *	309,428

75,800	Renewable Energy Group, Inc. *	2,014,006

278,855	SolarEdge Technologies, Inc. *	11,784,412

452,800	Southwestern Energy Co. *	1,915,344

172,300	W&T Offshore, Inc. *	897,683

	Total United States	71,346,798

	TOTAL COMMON STOCKS (COST $395,227,952)	455,235,373

	PREFERRED STOCKS (b) — 8.7%

	Brazil — 4.0%

2,657,299	Bradespar SA	20,388,791

	Chile — 3.2%

392,412	Sociedad Quimica y Minera de Chile SA Sponsored ADR	16,175,223

	Russia — 1.5%

55,697	Bashneft PJSC	1,567,110

5,076,484	Surgutneftegas PJSC	3,094,781

357,301	Tatneft PJSC	2,970,207

	Total Russia	7,632,098

	TOTAL PREFERRED STOCKS (COST $34,519,284)	44,196,112

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (c)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 1.0%

	United States — 1.0%

	Affiliated Issuers — 1.0%

1,046,740	GMO U.S. Treasury Fund	5,233,701

	TOTAL MUTUAL FUNDS (COST $5,233,701)	5,233,701

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%

1,438,275	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (d)	1,438,275

	TOTAL SHORT-TERM INVESTMENTS (COST $1,438,275)	1,438,275

	TOTAL INVESTMENTS — 99.9% (Cost $436,419,212)	506,103,461

	Other Assets and Liabilities (net) — 0.1%	373,974

	TOTAL NET ASSETS — 100.0%	$506,477,435

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

See accompanying notes to the financial statements.	51

GMO Risk Premium Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the CBOE S&P 500 PutWrite Index is included for comparative purposes.

Class III shares of GMO Risk Premium Fund returned +1.57% (net) for the fiscal year ended February 28, 2019, as compared with -0.70% for the CBOE S&P 500 PutWrite Index.

Because the Fund gains its investment exposure by writing (selling) options on equity indices, the Fund typically benefits (relative to equity markets) in a sharply or modestly declining market, a trending market, or a modestly climbing market. The Fund’s strategy of actively allocating across global equity markets performed well, adding relative value in a period where the environment included declines in the equity markets in late 2018 and a market rebound at the start of 2019. The Fund’s exposure during the fiscal year was mainly to the S&P 500 and FTSE 100, with positions in the FTSE 100 making the largest positive contribution to relative performance in the period, especially late in the calendar year.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

52

GMO Risk Premium Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Risk Premium Fund Class III Shares, the CBOE S&P 500 PutWrite Index and the MSCI World Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from November 15, 2012 to December 14, 2012, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class III expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

53

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	77.4%
Short-Term Investments	22.7
Written Options	(0.5)
Other	0.4

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

54

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 77.4%

	U.S. Government — 61.8%

85,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20 (a)	84,967,697

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.47%, due 10/31/19	25,005,785

92,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20 (a)	91,959,591

27,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20	26,976,428

56,000,000	U.S. Treasury Note, 2.25%, due 03/31/20	55,820,625

	Total U.S. Government	284,730,126

	U.S. Government Agency — 15.6%

8,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.11%, 2.37%, due 04/22/19	7,999,118

10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.62%, due 06/12/19	10,001,550

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.56%, due 04/13/20	19,977,387

14,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.64%, due 04/03/20	13,999,470

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.41%, due 02/21/20	19,999,952

	Total U.S. Government Agency	71,977,477

	TOTAL DEBT OBLIGATIONS (COST $356,815,887)	356,707,603

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 22.7%

	Money Market Funds — 0.5%

2,277,247	State Street Institutional Treasury Money Market Fund-Premier Class , 2.33% (b)	2,277,247

	U.S. Government — 15.8%

22,930,000	U.S. Treasury Bill, 2.38%, due 04/25/19 (c)	22,846,624

3,900,000	U.S. Treasury Bill, 2.44%, due 07/25/19 (c)	3,862,020

45,000,000	U.S. Treasury Note, 1.00%, due 03/15/19	44,975,640

1,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	992,344

	Total U.S. Government	72,676,628

	U.S. Government Agency — 6.4%

29,500,000	Federal Home Loan Banks, 2.37%, due 04/03/19 (c)	29,434,834

	TOTAL SHORT-TERM INVESTMENTS (COST $104,392,046)	104,388,709

	TOTAL INVESTMENTS — 100.1% (Cost $461,207,933)	461,096,312

	Other Assets and Liabilities (net) — (0.1%)	(561,167)

	TOTAL NET ASSETS — 100.0%	$460,535,145

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Written Options - Puts

Index Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	MSLC	2,795.00	03/04/19	272	USD	75,738,128	(348,160)
S&P 500 Index	MSLC	2,785.00	03/15/19	61	USD	16,985,389	(142,130)
S&P 500 Index	MSLC	2,765.00	03/15/19	413	USD	114,999,437	(695,079)
S&P 500 Index	MSLC	2,790.00	03/01/19	544	USD	151,476,256	(391,680)
S&P 500 Index	MSLC	2,775.00	03/15/19	67	USD	18,656,083	(131,990)
S&P 500 Index	MSLC	2,790.00	03/06/19	272	USD	75,738,128	(394,400)

			TOTAL INDEX OPTIONS - PUTS (Premiums $3,650,177)				(2,103,439)

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	55

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at February 28, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

56	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Tax-Managed International Equities Fund returned -13.50% (net) for the fiscal year ended February 28, 2019, as compared with -6.04% for the MSCI EAFE Index.

The Fund lost value from stock selection decisions, with additional headwinds from country and sector allocation. A consistent theme in the period was significant underperformance from stocks that were favored by our Intrinsic Value model. In particular, stocks that were relatively cheap and went into 2018 exhibiting strong growth characteristics fared poorly. This included European autos and airline names as well as Japanese materials companies, many of which had contributed positively to our portfolio’s outperformance in 2017. Further, much of this underperformance coincided with rising trade tensions between the U.S. and its main trading partners and with growing uncertainty related to Brexit. In the fourth quarter, value did see a rebound; however, both momentum-oriented and fundamental growth models did quite badly over the same period, which led to continued challenges for our Intrinsic Value model.

Top stock detractors included overweight positions in Japanese material companies Mitsubishi Chemical Holdings Corp and Tosoh, STMicroelectronics NV (France Information Technology), Fiat Chrysler Automobiles NV (Italy Consumer Discretionary), and Volvo AB (Sweden Industrials).

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

58

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Tax-Managed International Equities Fund Class III Shares, the MSCI EAFE Index (After Tax) and the MSCI EAFE Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

59

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Mutual Funds	1.8
Preferred Stocks	0.8
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Other	0.1

100.0%

Country Summary¤	% of Investments
Japan	26.3%
United Kingdom	13.8
France	8.4
Germany	7.0
Sweden	5.5
Switzerland	4.9
Australia	4.0
Other Emerging	3.3 †
Italy	3.3
United States	3.2
Canada	3.1
China	2.4
Norway	2.4
Other Developed	2.1 ‡
Hong Kong	1.8
Netherlands	1.7
Finland	1.7
Spain	1.5
South Korea	1.5
Brazil	1.1
Taiwan	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	12.7%
Capital Goods	12.4
Materials	9.7
Automobiles & Components	7.0
Food, Beverage & Tobacco	6.9
Banks	6.8
Consumer Durables & Apparel	5.9
Telecommunication Services	5.2
Diversified Financials	4.9
Technology Hardware & Equipment	4.5
Insurance	4.5
Transportation	3.7
Energy	3.0
Household & Personal Products	3.0
Software & Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Real Estate	1.6
Utilities	1.1
Retailing	1.1
Health Care Equipment & Services	0.7
Food & Staples Retailing	0.5
Consumer Services	0.4
Commercial & Professional Services	0.3
Media & Entertainment	0.2

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

60

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Australia — 4.0%

18,037	Accent Group Ltd	19,582

8,938	Adairs Ltd	11,889

846	Appen Ltd	14,039

27,727	Australian Pharmaceutical Industries Ltd	27,617

4,821	CSL Ltd	660,731

17,409	CSR Ltd	41,476

5,489	IDP Education Ltd	57,965

9,133	Macquarie Group Ltd	833,885

13,160	New Hope Corp Ltd	39,105

7,828	OFX Group Ltd	10,065

12,076	OZ Minerals Ltd	87,959

35,245	Scentre Group (REIT)	96,939

29,463	Southern Cross Media Group Ltd	25,528

4,335	Super Retail Group Ltd	22,776

	Total Australia	1,949,556

	Austria — 0.5%

3,399	OMV AG	178,942

404	Raiffeisen Bank International AG	10,294

547	Verbund AG	26,297

1,297	Vienna Insurance Group AG Wiener Versicherung Gruppe	31,279

	Total Austria	246,812

	Belgium — 0.3%

1,593	AGFA-Gevaert NV *	6,178

1,772	UCB SA	148,459

	Total Belgium	154,637

	Brazil — 1.1%

7,800	Banco do Brasil SA	105,076

7,100	Cia de Saneamento Basico do Estado de Sao Paulo	74,381

59,600	JBS SA	213,098

11,000	Kroton Educacional SA	32,126

526	LOG Commercial Properties e Participacoes SA *	2,446

1,500	Mahle-Metal Leve SA	10,515

11,800	MRV Engenharia e Participacoes SA	42,693

6,500	Petrobras Distribuidora SA	42,310

	Total Brazil	522,645

	Canada — 3.1%

7,700	Bank of Montreal	600,138

4,000	Canaccord Genuity Group Inc	19,666

2,100	Canadian National Railway Co	180,198

1,600	Canadian Pacific Railway Ltd	330,368

2,400	Canadian National Railway Co	206,112

1,200	Methanex Corp	67,680

3,300	TFI International Inc	101,687

Shares	Description	Value ($)

	Canada — continued

1,100	Wajax Corp	15,732

	Total Canada	1,521,581

	China — 2.5%

20,000	Agile Group Holdings Ltd	24,992

14,000	ANTA Sports Products Ltd	82,076

13,000	BAIC Motor Corp Ltd – Class H	8,263

168,000	China Communications Services Corp Ltd – Class H	169,012

99,000	China Railway Construction Corp Ltd – Class H	142,691

26,000	China Railway Group Ltd – Class H	25,758

44,000	China Resources Cement Holdings Ltd	46,942

29,500	China Resources Pharmaceutical Group Ltd	39,517

44,000	China SCE Group Holdings Ltd	17,321

9,000	China Shineway Pharmaceutical Group Ltd	9,422

196,000	China Telecom Corp Ltd – Class H	106,085

56,000	Dongfeng Motor Group Co Ltd – Class H	59,609

6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	23,250

42,400	Guangzhou R&F Properties Co Ltd – Class H	79,278

7,000	Haier Electronics Group Co Ltd *	20,875

10,000	Huabao International Holdings Ltd	4,466

15,000	Kingboard Holdings Ltd	52,601

18,000	Kingboard Laminates Holdings Ltd	22,029

24,000	Maanshan Iron & Steel Co Ltd – Class H	11,430

32,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	73,934

16,000	Shenzhen Expressway Co Ltd – Class H	17,593

32,000	Shimao Property Holdings Ltd	75,575

18,500	Sinopec Engineering Group Co Ltd – Class H	16,817

6,000	Tianneng Power International Ltd	5,880

14,000	Times China Holdings Ltd	18,172

3,000	TravelSky Technology Ltd – Class H	8,699

31,000	Weichai Power Co Ltd – Class H	43,159

	Total China	1,205,446

	Denmark — 0.8%

3,800	Novo Nordisk A/S Sponsored ADR	186,010

2,591	Royal Unibrew A/S	191,563

2,720	Scandinavian Tobacco Group A/S	35,927

	Total Denmark	413,500

	Finland — 1.7%

2,033	Neste Oyj	195,477

20,862	UPM-Kymmene Oyj	629,069

	Total Finland	824,546

	France — 8.5%

751	Alten SA	77,375

4,188	CNP Assurances	96,756

1,433	Dassault Systemes SE	209,503

506	Gaztransport Et Technigaz SA	45,482

See accompanying notes to the financial statements.	61

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	France — continued

218	Hermes International	138,053

260	Jacquet Metal Service SA	5,170

705	Kaufman & Broad SA	27,686

4,820	L’Oreal SA	1,215,651

518	LVMH Moet Hennessy Louis Vuitton SE	177,772

1,207	Neopost SA	31,675

34,194	Peugeot SA	869,414

1,690	Safran SA	230,374

8,618	Sanofi	718,649

1,000	Sanofi ADR	41,600

15,913	STMicroelectronics NV	260,077

	Total France	4,145,237

	Germany — 6.4%

5,819	Allianz SE (Registered)	1,295,292

1,915	Bayer AG (Registered)	152,991

7,739	Bayerische Motoren Werke AG	654,181

268	Bechtle AG	22,984

2,425	Borussia Dortmund GmbH & Co KGaA	20,876

316	Carl Zeiss Meditec AG	26,950

18,898	Deutsche Lufthansa AG (Registered)	482,498

3,510	Deutsche Pfandbriefbank AG	43,270

6,877	Deutsche Telekom AG (Registered)	113,362

160	Eckert & Ziegler AG	15,489

806	Elmos Semiconductor AG	22,223

3,378	Evonik Industries AG	95,131

1,053	Freenet AG	22,149

679	Volkswagen AG	120,077

964	Wacker Neuson SE	22,046

	Total Germany	3,109,519

	Hong Kong — 1.8%

11,200	Dah Sing Banking Group Ltd	21,493

12,000	NWS Holdings Ltd	29,075

496,000	WH Group Ltd	439,831

38,000	Wharf Holdings Ltd (The)	118,871

22,000	Wharf Real Estate Investment Co Ltd	154,467

18,000	Wheelock & Co Ltd	121,976

	Total Hong Kong	885,713

	Hungary — 0.2%

12,105	Magyar Telekom Telecommunications Plc	20,381

1,137	MOL Hungarian Oil & Gas Plc	13,265

291	OTP Bank Plc	12,307

2,515	Richter Gedeon Nyrt	48,644

	Total Hungary	94,597

	India — 1.0%

14,067	Firstsource Solutions Ltd	8,611

8,642	HCL Technologies Ltd	127,715

Shares	Description	Value ($)

	India — continued

1,758	Hindalco Industries Ltd	4,864

2,139	Karnataka Bank Ltd (The)	3,396

3,076	KPIT Engineering Ltd * (a)	3,578

4,517	Mahindra & Mahindra Ltd	41,040

1,149	Mahindra & Mahindra Ltd GDR	10,572

1,878	NIIT Technologies Ltd	34,896

21,019	Power Finance Corp Ltd	33,308

2,716	Rajesh Exports Ltd	21,883

39,170	REC Ltd	75,389

10,215	Reliance Capital Ltd	24,990

4,846	Reliance Infrastructure Ltd	8,356

6,025	Tech Mahindra Ltd	70,132

	Total India	468,730

	Ireland — 0.4%

6,190	Smurfit Kappa Group Plc	175,363

	Italy — 3.3%

11,005	Arnoldo Mondadori Editore SPA *	21,911

56,350	Enel SPA	340,756

9,318	EXOR NV	573,248

2,578	Fiat Chrysler Automobiles NV *	38,098

37,800	Fiat Chrysler Automobiles NV *	556,794

8,872	Societa Cattolica di Assicurazioni SC	82,569

901	Societa Iniziative Autostradali e Servizi SPA	15,074

	Total Italy	1,628,450

	Japan — 26.6%

200	Alfresa Holdings Corp	5,801

900	Arakawa Chemical Industries Ltd	10,966

58,700	Asahi Kasei Corp	641,833

71,600	Astellas Pharma Inc	1,110,130

2,900	Bandai Namco Holdings Inc	123,499

16,100	Brother Industries Ltd	294,846

2,300	Daicel Corp	24,234

1,200	Denso Corp	51,697

4,500	Fancl Corp	102,735

4,500	Fuji Electric Co Ltd	142,089

2,100	Fuji Media Holdings Inc	30,737

7,100	FUJIFILM Holdings Corp	318,066

500	Fujiya Co Ltd	10,121

1,000	Furuno Electric Co Ltd	8,521

1,900	Hanwa Co Ltd	56,716

24,500	Haseko Corp	307,007

25,800	Hitachi Ltd	775,557

1,000	Hokuetsu Industries Co Ltd	10,545

12,400	Honda Motor Co Ltd	350,177

2,300	Idemitsu Kosan Co Ltd	81,650

1,200	Isuzu Motors Ltd	17,249

55,100	ITOCHU Corp	989,758

1,400	Kamei Corp	15,150

62	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Japan — continued

37,400	KDDI Corp	903,946

21,800	Konica Minolta Inc	212,013

300	Makino Milling Machine Co Ltd	12,118

70,800	Marubeni Corp	505,825

105,100	Mitsubishi Chemical Holdings Corp	777,235

20,500	Mitsubishi Corp	578,885

400	Mitsubishi Electric Corp	5,015

6,600	Mitsui & Co Ltd	103,879

700	Mitsui Chemicals Inc	17,081

2,500	NEC Corp	83,422

6,600	NET One Systems Co Ltd	154,578

1,000	Nichias Corp	19,795

400	Nihon Unisys Ltd	10,444

23,500	Nippon Telegraph & Telephone Corp	1,015,732

2,300	ORIX Corp	33,301

1,800	Rohto Pharmaceutical Co Ltd	47,402

3,400	Shionogi & Co Ltd	217,564

1,100	Showa Corp	15,350

137,800	Sojitz Corp	508,080

9,300	Sony Corp	446,544

87,000	Sumitomo Chemical Co Ltd	432,585

300	Sumitomo Mitsui Trust Holdings Inc	11,398

3,600	Suzuki Motor Corp	184,858

2,600	Teijin Ltd	43,661

3,200	Tokyo Electron Ltd	437,453

18,300	Tosoh Corp	270,573

13,300	Toyota Tsusho Corp	423,734

960	USS Co Ltd	17,516

	Total Japan	12,969,071

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (b)	—

	Mexico — 0.2%

6,300	ALEATICA SAB de CV	6,169

1,000	Megacable Holdings SAB de CV	4,574

31,700	Wal-Mart de Mexico SAB de CV	82,039

	Total Mexico	92,782

	Netherlands — 1.7%

15,644	ABN AMRO Group NV CVA	378,716

2,342	ASR Nederland NV	103,088

1,200	Coca-Cola European Partners Plc *	56,568

185	Heineken Holding NV	17,877

3,844	Koninklijke Ahold Delhaize NV	99,068

3,797	Koninklijke Philips NV	151,091

532	Wolters Kluwer NV	35,057

	Total Netherlands	841,465

Shares	Description	Value ($)
	Norway — 2.4%

566	Aker ASA – A Shares	42,792

5,620	Aker Solutions ASA *	26,891

4,623	Austevoll Seafood ASA	55,987

12,050	DNB ASA	230,805

17,393	Equinor ASA	391,203

2,568	Grieg Seafood ASA	33,493

11,221	Leroy Seafood Group ASA	84,588

4,929	Marine Harvest ASA	113,747

2,414	Salmar ASA	115,646

2,884	SpareBank 1 Nord Norge	23,518

2,652	SpareBank 1 SR-Bank ASA	29,582

309	TGS NOPEC Geophysical Co ASA	8,410

	Total Norway	1,156,662

	Philippines — 0.0%

305	Globe Telecom Inc	11,190

	Poland — 0.0%

807	Asseco Poland SA	11,324

	Portugal — 0.1%

1,570	Altri SGPS SA	12,806

2,795	Navigator Co SA (The)	13,690

	Total Portugal	26,496

	Russia — 0.9%

95,559	Gazprom PJSC Sponsored ADR	453,121

72,000	Inter RAO UES PJSC	4,274

	Total Russia	457,395

	Singapore — 0.1%

26,400	Yanlord Land Group Ltd	27,091

	South Africa — 0.6%

6,314	Absa Group Ltd	80,790

1,369	Barloworld Ltd	12,233

27,765	Blue Label Telecoms Ltd *	9,001

3,440	Mondi Ltd	80,810

3,066	Nedbank Group Ltd	61,754

2,040	Reunert Ltd	10,120

4,338	Telkom SA SOC Ltd	21,490

	Total South Africa	276,198

	South Korea — 1.5%

255	Daelim Industrial Co Ltd	21,190

2,652	DGB Financial Group Inc	19,977

195	DongKook Pharmaceutical Co Ltd	9,974

7,543	Hana Financial Group Inc	260,373

522	Hana Pharm Co Ltd	12,620

128	Hankook Tire Co Ltd	4,861

See accompanying notes to the financial statements.	63

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	South Korea — continued

149	Hyundai Home Shopping Network Corp	14,428

937	Hyundai Marine & Fire Insurance Co Ltd	31,367

9,478	Industrial Bank of Korea	117,471

114	Kia Motors Corp	3,703

293	Sebang Global Battery Co Ltd	10,797

687	Shinhan Financial Group Co Ltd	26,718

4,100	SK Telecom Co Ltd Sponsored ADR	104,960

8	Taekwang Industrial Co Ltd *	10,683

6,888	Woori Financial Group Inc *	90,639

	Total South Korea	739,761

	Spain — 1.5%

1,885	ACS Actividades de Construccion y Servicios SA	83,512

2,765	Almirall SA	48,366

2,058	Amadeus IT Holding SA	154,808

2,810	Ence Energia y Celulosa SA	20,210

1,891	Endesa SA	47,634

49,881	International Consolidated Airlines Group SA	394,170

	Total Spain	748,700

	Sweden — 5.5%

779	Atrium Ljungberg AB – B Shares *	13,651

2,988	Axfood AB	55,313

8,139	Betsson AB *	65,376

1,647	Bufab AB	18,455

4,419	Hexpol AB	39,407

822	Kindred Group Plc SDR	8,614

1,400	Lindab International AB	13,054

3,682	Resurs Holding AB	23,886

38,052	Sandvik AB	623,716

4,274	Securitas AB – B Shares	66,969

10,140	Skandinaviska Enskilda Banken AB – Class A	103,156

4,283	SKF AB – B Shares	71,934

39,025	Svenska Cellulosa AB SCA – Class B	359,578

14,488	Swedbank AB – A Shares	265,966

11,104	Swedish Match AB	520,412

2,393	Telefonaktiebolaget LM Ericsson – B Shares	21,813

2,991	Volvo AB – A Shares	44,150

24,649	Volvo AB – B Shares	362,531

	Total Sweden	2,677,981

	Switzerland — 4.9%

522	ALSO Holding AG (Registered) *	68,689

249	Baloise Holding AG (Registered)	40,600

350	Bobst Group SA (Registered)	27,421

865	Galenica AG *	39,396

213	Georg Fischer AG (Registered)	188,552

467	Huber + Suhner AG (Registered)	36,008

2,750	Logitech International SA (Registered)	103,209

4,875	Nestle SA (Registered)	440,963

Shares	Description	Value ($)

	Switzerland — continued

255	Orior AG	22,174

451	Roche Holding AG	124,529

4,616	Roche Holding AG – Genusschein	1,281,052

130	Sika AG (Registered)	17,560

7	Vetropack Holding AG	15,210

	Total Switzerland	2,405,363

	Taiwan — 1.1%

57,000	CTBC Financial Holding Co Ltd	38,521

7,000	Feng TAY Enterprise Co Ltd	43,708

12,000	Formosa Chemicals & Fibre Corp	41,061

62,000	Inventec Corp	47,738

22,000	Nan Ya Plastics Corp	54,853

15,000	Novatek Microelectronics Corp	82,542

54,000	Pou Chen Corp	67,816

30,000	Radiant Opto-Electronics Corp	89,268

7,000	Ruentex Industries Ltd	18,460

11,000	Sunplus Technology Co Ltd	4,487

4,000	TOPBI International Holdings Ltd	11,243

2,000	Uni-President Enterprises Corp	4,866

7,000	Walsin Lihwa Corp	4,113

7,000	Yuanta Financial Holding Co Ltd	3,957

	Total Taiwan	512,633

	Thailand — 0.4%

52,700	AP Thailand Pcl NVDR	11,780

17,900	GFPT Pcl NVDR	8,234

15,400	Indorama Ventures Pcl NVDR	25,160

38,500	Krung Thai Bank Pcl NVDR	23,576

51,000	PTT Global Chemical Pcl NVDR	116,476

	Total Thailand	185,226

	Turkey — 0.1%

7,481	KOC Holding AS	26,082

17,836	Turkiye Sise ve Cam Fabrikalari AS	22,479

	Total Turkey	48,561

	United Kingdom — 13.9%

46,440	3i Group Plc	583,187

3,999	Ashtead Group Plc	106,140

1,430	AstraZeneca Plc	116,535

27,858	BAE Systems Plc	171,763

17,179	Barratt Developments Plc	136,322

2,857	Bellway Plc	114,783

6,981	Berkeley Group Holdings Plc (The)	365,647

5,582	Coca-Cola HBC AG *	187,746

1,582	Computacenter Plc	23,303

12,763	Diageo Plc	494,237

14,443	Electrocomponents Plc	106,031

13,896	Evraz Plc	103,849

64	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United Kingdom — continued

24,747	Ferrexpo Plc	84,985

43,350	GlaxoSmithKline Plc	863,997

4,900	GlaxoSmithKline Plc Sponsored ADR	197,764

80,644	HSBC Holdings Plc	657,416

688	Imperial Brands Plc	22,926

17,981	Inchcape Plc	134,807

3,923	International Personal Finance Plc	10,393

1,533	JD Sports Fashion Plc	9,479

6,108	John Laing Group Plc	31,048

130,459	Legal & General Group Plc	485,455

8,616	Lookers Plc	11,731

4,509	Meggitt Plc	32,258

10,221	Mondi Plc	233,986

3,284	Morgan Advanced Materials Plc	11,237

1,218	Morgan Sindall Group Plc	21,551

4,354	National Express Group Plc	24,476

3,293	Next Plc	222,091

3,700	Nomad Foods Ltd *	74,370

2,347	OneSavings Bank Plc	12,228

19,807	Persimmon Plc	639,750

7,966	Plus500 Ltd	82,917

14,587	QinetiQ Group Plc	59,358

1,275	Reckitt Benckiser Group Plc	97,377

1,714	Redrow Plc	14,154

937	Softcat Plc	9,446

218	Spirax-Sarco Engineering Plc	19,256

10,383	Spirent Communications Plc	20,698

640	Staffline Group Plc (a)	5,655

16,723	Tate & Lyle Plc	153,937

39,467	Thomas Cook Group Plc	15,906

2,642	TUI AG	28,033

	Total United Kingdom	6,798,228

	TOTAL COMMON STOCKS (COST $38,923,036)	47,332,459

	PREFERRED STOCKS (c) — 0.8%

	Brazil — 0.1%

2,300	Banco do Estado do Rio Grande do Sul SA – Class B	15,308

1,100	Companhia Energetica de Sao Paulo – Class B	7,058

	Total Brazil	22,366

	Germany — 0.7%

1,369	Bayerische Motoren Werke AG	101,225

292	Sixt SE	19,513

1,314	Volkswagen AG	225,309

	Total Germany	346,047

	South Korea — 0.0%

28	Samsung Electronics Co Ltd	895

Shares	Description	Value ($)
	Sweden — 0.0%

466	Akelius Residential Property AB	17,594

	TOTAL PREFERRED STOCKS (COST $353,210)	386,902

	MUTUAL FUNDS — 1.8%

	United States — 1.8%

	Affiliated Issuers — 1.8%

169,340	GMO U.S. Treasury Fund	846,701

	TOTAL MUTUAL FUNDS (COST $846,666)	846,701

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Fund — 0.2%

112,726	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (d)	112,726

	TOTAL SHORT-TERM INVESTMENTS (COST $112,726)	112,726

	TOTAL INVESTMENTS — 99.9% (Cost $40,235,638)	48,678,788

	Other Assets and Liabilities (net) — 0.1%	60,408

	TOTAL NET ASSETS — 100.0%	$48,739,196

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 8	Mini MSCI EAFE	March 2019	$747,600	$20,522

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	65

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

66	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund) returned +1.94% (net) for the fiscal year ended February 28, 2019, as compared with +5.05% for the Russell 3000 Index.

Stock selection detracted from relative performance, while sector allocation was incrementally positive over the period. Stock selection was most challenging in the Consumer Discretionary and Information Technology sectors. Top detractors included Information Technology overweight positioning in Applied Materials, TE Connectivity, and HP, as well as underweight positioning in Microsoft as it posted strong performance relative to the broader market. Within Consumer Discretionary, holding Liberty Interactive also detracted from performance.

Areas of positive performance included Health Care and Energy, from a mix of stock selection and allocation decisions. Top stock contributors included overweight positions in Eli Lilly & Co., Merck & Co., and Pfizer, Inc. within the Health Care sector. The portfolio also benefited from overweight positions in Progressive Corp. (The) and Intuit, Inc.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

68

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund) Class III Shares and the Russell 3000 Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

For Russell disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

69

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Mutual Funds	2.5
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Other	0.2

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.8%
Capital Goods	10.9
Technology Hardware & Equipment	8.8
Retailing	7.8
Software & Services	7.4
Health Care Equipment & Services	6.5
Semiconductors & Semiconductor Equipment	5.3
Insurance	4.7
Household & Personal Products	4.4
Consumer Durables & Apparel	4.3
Media & Entertainment	4.3
Materials	3.6
Diversified Financials	3.5
Real Estate	2.8
Banks	2.7
Energy	2.5
Food, Beverage & Tobacco	2.1
Telecommunication Services	2.0
Commercial & Professional Services	1.6
Consumer Services	1.2
Utilities	1.1
Automobiles & Components	0.4
Transportation	0.2
Food & Staples Retailing	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

70

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Automobiles & Components — 0.4%

53,445	BorgWarner, Inc.	2,170,401

36,521	Modine Manufacturing Co. *	548,911

14,530	Stoneridge, Inc. *	429,652

20,283	Tower International, Inc.	520,259

	Total Automobiles & Components	3,669,223

	Banks — 2.6%

3,519	American National Bankshares, Inc.	125,980

58,300	Associated Banc-Corp.	1,357,224

123,454	Citizens Financial Group, Inc.	4,560,391

3,744	CNB Financial Corp.	104,083

4,361	Federal Agricultural Mortgage Corp. – Class C	357,035

2,723	First Bancorp, Inc.	71,751

4,637	German American Bancorp, Inc.	143,608

205,200	KeyCorp.	3,623,832

16,300	M&T Bank Corp.	2,820,878

30,800	Old National Bancorp.	547,624

70,361	Popular, Inc.	3,966,953

317,567	Regions Financial Corp.	5,208,099

4,084	Territorial Bancorp, Inc.	114,761

	Total Banks	23,002,219

	Capital Goods — 10.6%

36,600	Ametek, Inc.	2,912,628

15,120	Applied Industrial Technologies, Inc.	879,077

23,200	Atkore International Group, Inc. *	535,920

12,700	Crane Co.	1,074,039

64,626	Cummins, Inc.	9,958,220

193,400	Eaton Corp Plc	15,427,518

128,030	Emerson Electric Co.	8,725,245

37,494	Federal Signal Corp.	921,603

14,200	Global Brass & Copper Holdings, Inc.	479,250

34,175	Honeywell International, Inc.	5,265,342

98,364	Ingersoll-Rand Plc	10,383,304

30,324	ITT, Inc.	1,751,514

53,300	Lockheed Martin Corp.	16,491,553

29,740	Meritor, Inc. *	662,607

28,796	Moog, Inc. – Class A	2,705,672

27,600	Mueller Industries, Inc.	912,180

32,731	Oshkosh Corp.	2,546,799

19,100	Regal Beloit Corp.	1,599,816

12,904	SPX Corp. *	469,189

15,423	Teledyne Technologies, Inc. *	3,640,445

71,291	Textron, Inc.	3,871,101

55,479	Timken Co. (The)	2,407,234

28,396	Universal Forest Products, Inc.	879,424

	Total Capital Goods	94,499,680

Shares	Description	Value ($)
	Commercial & Professional Services — 1.5%

22,999	ACCO Brands Corp.	213,891

35,009	Brady Corp. – Class A	1,656,276

21,046	FTI Consulting, Inc. *	1,560,771

40,604	Herman Miller, Inc.	1,489,355

13,607	ICF International, Inc.	1,027,600

14,180	Insperity, Inc.	1,790,508

25,500	Interface, Inc.	452,625

15,768	Kforce, Inc.	583,574

41,004	Knoll, Inc.	867,645

14,800	Resources Connection, Inc.	257,076

37,636	Robert Half International, Inc.	2,566,399

73,000	Steelcase Inc-Class A	1,278,230

	Total Commercial & Professional Services	13,743,950

	Consumer Durables & Apparel — 4.2%

29,945	Acushnet Holdings Corp.	745,930

5,360	Bassett Furniture Industries, Inc.	105,860

44,254	Brunswick Corp.	2,333,956

45,399	Callaway Golf Co.	781,317

23,096	Columbia Sportswear Co.	2,377,733

5,530	Culp, Inc.	102,582

13,600	Deckers Outdoor Corp. *	2,012,120

3,569	Flexsteel Industries, Inc.	88,832

69,187	Garmin Ltd.	5,809,632

14,700	Helen of Troy Ltd. *	1,648,017

3,360	Johnson Outdoors, Inc. – Class A	220,550

29,290	La-Z-Boy, Inc.	1,007,869

13,571	Movado Group, Inc.	475,392

117,700	NIKE, Inc. – Class B	10,090,421

8,200	Oxford Industries, Inc.	648,046

14,000	Ralph Lauren Corp.	1,752,380

71,474	VF Corp.	6,243,969

22,219	Wolverine World Wide, Inc.	794,552

	Total Consumer Durables & Apparel	37,239,158

	Consumer Services — 1.2%

47,384	Bloomin’ Brands, Inc.	979,901

33,900	Career Education Corp. *	563,418

35,100	Carrols Restaurant Group, Inc. *	375,219

27,300	Darden Restaurants, Inc.	3,060,603

3,148	Graham Holdings Co. – Class B	2,152,319

26,800	K12, Inc. *	858,672

42,800	Laureate Education, Inc. – Class A *	654,412

23,339	Regis Corp. *	422,203

37,330	Service Corp. International	1,543,222

	Total Consumer Services	10,609,969

	Diversified Financials — 3.4%

152,200	Ally Financial, Inc.	4,123,098

66,900	American Express Co.	7,207,806

See accompanying notes to the financial statements.	71

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Diversified Financials — continued

48,014	Ameriprise Financial, Inc.	6,320,083

137,600	Capital One Financial Corp.	11,500,608

28,930	Enova International, Inc. *	738,293

	Total Diversified Financials	29,889,888

	Energy — 2.5%

298,086	Denbury Resources, Inc. *	572,325

231,117	Marathon Oil Corp.	3,836,542

79,327	Murphy Oil Corp.	2,292,550

153,104	Phillips 66	14,753,102

15,900	World Fuel Services Corp.	440,271

	Total Energy	21,894,790

	Food & Staples Retailing — 0.1%

29,700	Performance Food Group Co. *	1,144,341

	Food, Beverage & Tobacco — 2.0%

339,070	Archer-Daniels-Midland Co.	14,410,475

21,700	Hershey Co. (The)	2,401,756

16,600	Universal Corp.	985,044

	Total Food, Beverage & Tobacco	17,797,275

	Health Care Equipment & Services — 6.3%

24,170	Anthem, Inc.	7,268,644

71,221	Danaher Corp.	9,046,491

108,000	HCA Healthcare, Inc.	15,016,320

21,100	Humana, Inc.	6,014,344

33,378	McKesson Corp.	4,244,347

134,900	Medtronic Plc	12,208,450

18,700	Molina Healthcare, Inc. *	2,517,581

	Total Health Care Equipment & Services	56,316,177

	Household & Personal Products — 4.3%

38,700	Church & Dwight Co., Inc.	2,546,460

79,547	Estee Lauder Cos, Inc. (The) – Class A	12,484,106

11,164	Inter Parfums, Inc.	823,568

224,817	Procter & Gamble Co. (The)	22,155,716

	Total Household & Personal Products	38,009,850

	Insurance — 4.6%

241,488	Aflac, Inc.	11,866,720

59,002	Allstate Corp. (The)	5,568,609

40,698	Fidelity National Financial, Inc.	1,428,093

31,004	First American Financial Corp.	1,574,693

117,680	Old Republic International Corp.	2,454,805

246,307	Progressive Corp. (The)	17,955,780

	Total Insurance	40,848,700

	Materials — 3.5%

20,000	Ashland Global Holdings, Inc.	1,547,600

Shares	Description	Value ($)

	Materials — continued

19,949	Avery Dennison Corp.	2,155,290

31,959	Cabot Corp.	1,498,238

51,800	Celanese Corp.	5,298,622

38,727	Eastman Chemical Co.	3,202,335

87,079	LyondellBasell Industries NV – Class A	7,446,996

15,951	Materion Corp.	921,649

18,700	Mercer International, Inc.	267,784

52,600	Nucor Corp.	3,185,982

24,400	PolyOne Corp.	795,928

32,000	Reliance Steel & Aluminum Co.	2,856,000

40,800	Resolute Forest Products, Inc.	332,928

2,000	Stepan Co.	188,200

11,131	Trinseo SA	558,665

25,300	Verso Corp. – Class A *	497,145

	Total Materials	30,753,362

	Media & Entertainment — 4.1%

600	Alphabet, Inc. – Class A *	675,930

2,700	Alphabet, Inc. – Class C *	3,023,784

228,500	Comcast Corp. – Class A	8,836,095

116,060	Gannett Co., Inc.	1,362,544

15,344	IAC/InterActiveCorp *	3,269,039

170,800	Interpublic Group of Cos., Inc. (The)	3,933,524

63,500	Liberty TripAdvisor Holdings, Inc. – Class A *	958,215

12,200	Marcus Corp. (The)	517,158

60,300	National CineMedia, Inc.	466,722

126,452	News Corp. – Class A	1,646,405

58,150	News Corp. – Class B	773,977

52,589	Omnicom Group, Inc.	3,980,987

15,282	Scholastic Corp.	646,581

138,785	TEGNA, Inc.	1,827,799

34,800	Tribune Media Co. – Class A	1,608,804

115,600	Viacom, Inc. – Class B	3,377,832

	Total Media & Entertainment	36,905,396

	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%

62,400	Agilent Technologies, Inc.	4,957,056

106,500	Amgen, Inc.	20,243,520

175,800	Bristol-Myers Squibb Co.	9,081,828

43,597	Bruker Corp.	1,665,842

126,359	Eli Lilly & Co.	15,957,878

87,800	Gilead Sciences, Inc.	5,708,756

332,231	Merck & Co., Inc.	27,007,058

399,038	Pfizer, Inc.	17,298,297

	Total Pharmaceuticals, Biotechnology & Life Sciences	101,920,235

	Real Estate — 2.7%

89,500	Brixmor Property Group, Inc. (REIT)	1,562,670

69,649	CBRE Group, Inc. – Class A *	3,465,734

72	See accompanying notes to the financial statements.

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Real Estate — continued

30,200	Chesapeake Lodging Trust. (REIT)	909,624

53,993	CoreCivic, Inc. (REIT)	1,143,572

43,700	GEO Group , Inc. (The) (REIT)	992,864

24,200	Hersha Hospitality Trust (REIT)	456,170

246,581	Host Hotels & Resorts, Inc. (REIT)	4,835,453

14,288	Jones Lang LaSalle, Inc.	2,359,235

59,700	Outfront Media, Inc. (REIT)	1,339,668

63,600	Park Hotels & Resorts, Inc. (REIT)	1,986,864

33,355	Piedmont Office Realty Trust, Inc. – Class A (REIT)	682,777

97,200	Retail Properties of America, Inc. – Class A (REIT)	1,211,112

96,500	Sunstone Hotel Investors, Inc. (REIT)	1,452,325

75,260	Xenia Hotels & Resorts, Inc. (REIT)	1,469,828

	Total Real Estate	23,867,896

	Retailing — 7.6%

1,000	Amazon.com, Inc. *	1,639,830

4,400	America’s Car-Mart Inc. *	359,040

66,793	American Eagle Outfitters, Inc.	1,362,577

12,400	Asbury Automotive Group, Inc. *	890,196

66,640	Best Buy Co., Inc.	4,587,498

18,400	Core-Mark Holding Co., Inc.	579,784

44,800	Dick’s Sporting Goods, Inc.	1,749,888

40,000	DSW, Inc. – Class A	1,184,400

171,455	eBay, Inc.	6,369,553

32,081	Foot Locker, Inc.	1,909,461

83,517	Gap Inc. (The)	2,121,332

23,700	Genuine Parts Co.	2,578,086

10,389	Group 1 Automotive, Inc.	645,988

86,963	Kohl’s Corp.	5,872,611

32,800	Liberty Expedia Holdings, Inc. – Class A *	1,453,040

118,703	Macy’s, Inc.	2,942,647

9,400	O’Reilly Automotive, Inc. *	3,496,424

153,800	Office Depot, Inc.	533,686

22,500	Penske Automotive Group, Inc.	999,900

233,368	Qurate Retail, Inc. *	4,202,958

10,700	Shoe Carnival, Inc.	408,098

20,400	Sonic Automotive, Inc. – Class A	306,612

81,900	Target Corp.	5,949,216

185,100	TJX Cos., Inc. (The)	9,493,779

43,900	Tractor Supply Co.	4,185,865

48,993	Urban Outfitters, Inc. *	1,511,434

	Total Retailing	67,333,903

	Semiconductors & Semiconductor Equipment — 5.2%

17,800	Diodes, Inc. *	717,874

519,100	Intel Corp.	27,491,536

52,242	KLA-Tencor Corp.	6,033,429

20,700	Rudolph Technologies, Inc. *	467,406

92,400	Xilinx, Inc.	11,577,720

	Total Semiconductors & Semiconductor Equipment	46,287,965

Shares	Description	Value ($)
	Software & Services — 7.2%

44,020	Amdocs Ltd.	2,446,191

87,800	Automatic Data Processing, Inc.	13,436,034

44,400	Booz Allen Hamilton Holding Corp.	2,346,984

10,100	CACI International, Inc. – Class A *	1,840,826

68,305	Cadence Design Systems, Inc. *	3,910,461

39,127	Citrix Systems, Inc.	4,127,899

20,230	CSG Systems International, Inc.	840,557

27,300	EVERTEC Inc	781,326

39,495	Intuit, Inc.	9,760,399

7,775	Mastercard, Inc. – Class A	1,747,587

47,453	Microsoft Corp.	5,316,160

139,400	Oracle Corp.	7,266,922

18,548	Progress Software Corp.	682,195

106,000	Sabre Corp.	2,377,580

19,710	Sykes Enterprises, Inc. *	583,219

63,819	Synopsys, Inc. *	6,489,116

	Total Software & Services	63,953,456

	Technology Hardware & Equipment — 8.6%

40,755	Apple, Inc.	7,056,728

24,533	Arrow Electronics, Inc. *	1,955,280

33,878	Avnet, Inc.	1,473,354

49,600	CDW Corp.	4,656,944

53,700	Ciena Corp. *	2,290,842

133,100	Cisco Systems, Inc.	6,890,587

489,714	Hewlett Packard Enterprise Co.	8,021,516

790,840	HP, Inc.	15,603,273

18,920	Insight Enterprises, Inc. *	1,056,115

109,200	Juniper Networks, Inc.	2,957,136

56,700	Keysight Technologies, Inc. *	4,786,047

58,507	Motorola Solutions, Inc.	8,373,522

111,695	NetApp, Inc.	7,282,514

25,003	TE Connectivity Ltd.	2,052,496

80,222	Vishay Intertechnology, Inc.	1,758,466

	Total Technology Hardware & Equipment	76,214,820

	Telecommunication Services — 1.9%

91,500	T-Mobile US, Inc. *	6,607,215

76,771	Telephone & Data Systems, Inc.	2,460,511

4,300	United States Cellular Corp. *	200,767

136,000	Verizon Communications, Inc.	7,741,120

	Total Telecommunication Services	17,009,613

	Transportation — 0.2%

17,865	Landstar System, Inc.	1,941,568

	Utilities — 1.0%

166,200	Exelon Corp.	8,075,658

See accompanying notes to the financial statements.	73

GMO U.S. Equity Fund (formerly U.S. Equity Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Utilities — continued

47,300	Vistra Energy Corp. *	1,231,692

	Total Utilities	9,307,350

	TOTAL COMMON STOCKS (COST $813,187,111)	864,160,784

	MUTUAL FUNDS — 2.5%

	Affiliated Issuers — 2.5%

4,366,668	GMO U.S. Treasury Fund	21,833,340

	TOTAL MUTUAL FUNDS (COST $21,833,340)	21,833,340

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,858,785	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	1,858,785

	TOTAL SHORT-TERM INVESTMENTS (COST $1,858,785)	1,858,785

	TOTAL INVESTMENTS — 99.8% (Cost $836,879,236)	887,852,909

	Other Assets and Liabilities (net) — 0.2%	2,058,973

	TOTAL NET ASSETS — 100.0%	$889,911,882

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 84	S&P 500 E-mini	March 2019	$11,695,740	$282,177

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 75.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 28, 2019

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at February 28, 2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co.     International PLC

MSLC - Morgan Stanley & Co. LLC

Currency Abbreviations:

THB - Thai Baht

USD - United States Dollar

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$4,595,622	$52,193,675	$101,985,219	$434,353

Investments in unaffiliated issuers, at value (Note 2)(b)	108,408,252	1,427,361,588	3,285,080,344	17,582,558

Foreign currency, at value (Note 2)(c)	10,111	6,938,232	5,517,788	9,479

Cash	275	50	493,718	—

Receivable for investments sold	—	31,376,554	15,067,843	—

Receivable for Fund shares sold	—	17,068	375	—

Dividends and interest receivable	102,704	3,156,473	4,645,293	41,486

Dividend withholding tax receivable	11,818	37,949	1,723	207,037

Foreign capital gains tax refund receivable (Note 2)	—	4,637,526	2,230,673	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	1,490,661	—	—

Due from broker (Note 2)	—	—	8,986,000	26,159

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	16,445	19,652	379,084	7,150

Total assets	113,145,227	1,527,229,428	3,424,388,060	18,308,222

Liabilities:

Due to broker (Note 2)	—	46,613	—	—

Payable for investments purchased	6,621	7,990,733	1,813,922	843

Payable for Fund shares repurchased	—	4,267,068	—	—

Accrued foreign capital gains tax payable (Note 2)	—	—	3,879	—

Payable to affiliate for (Note 5):

Management fee	50,865	869,660	1,966,090	8,228

Shareholder service fee	12,716	152,791	211,876	2,059

Payable to agents unaffiliated with GMO	15	324	716	6

Payable for variation margin on open futures contracts (Note 4)	—	595,507	1,834,410	430

Unrealized depreciation on open forward currency contracts (Note 4)	—	2,046,464	—	—

Miscellaneous payable	—	—	923,709	—

Payable for open OTC swap contracts (Note 4)	—	—	899,732	—

Payable to Trustees and related expenses	70	5,812	5,715	1,330

Accrued expenses	75,209	520,148	1,385,950	244,133

Total liabilities	145,496	16,495,120	9,045,999	257,029

Net assets	$112,999,731	$1,510,734,308	$3,415,342,061	$18,051,193

(a) Cost of investments – affiliated issuers:	$4,595,627	$40,756,592	$84,079,663	$434,353

(b) Cost of investments – unaffiliated issuers:	$110,543,290	$1,388,845,888	$3,135,521,697	$19,624,093

(c) Cost of foreign currency:	$10,107	$6,934,942	$5,503,060	$9,481

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund
Net assets consist of:

Paid-in capital	$116,872,789	$1,600,815,140	$4,715,440,925	$21,454,490

Distributable earnings (accumulated loss)	(3,873,058)	(90,080,832)	(1,300,098,864)	(3,403,297)

	$112,999,731	$1,510,734,308	$3,415,342,061	$18,051,193

Net assets attributable to:

Class II	$—	$467,336,292	$451,719,891	$—

Class III	$112,999,731	$176,770,222	$277,824,260	$18,051,193

Class IV	$—	$111,015,199	$—	$—

Class V	$—	$755,612,595	$—	$—

Class VI	$—	$—	$2,685,797,910	$—

Shares outstanding:

Class II	—	21,626,262	14,014,543	—

Class III	5,126,999	8,181,934	8,595,477	1,702,119

Class IV	—	5,133,511	—	—

Class V	—	34,978,036	—	—

Class VI	—	—	83,938,231	—

Net asset value per share:

Class II	$—	$21.61	$32.23	$—

Class III	$22.04	$21.60	$32.32	$10.61

Class IV	$—	$21.63	$—	$—

Class V	$—	$21.60	$—	$—

Class VI	$—	$—	$32.00	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	International Equity Fund	Quality Fund	Resources Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$64,555,168	$15,705,319	$5,233,701

Investments in unaffiliated issuers, at value (Note 2)(b)	3,607,559,413	6,440,357,283	500,869,760

Foreign currency, at value (Note 2)(c)	739,503	796,919	280,630

Cash	780	2,184	298

Receivable for Fund shares sold	54,560	1,400,000	—

Dividends and interest receivable	4,374,830	9,745,326	448,825

Dividend withholding tax receivable	3,683,172	1,964,844	34,483

Due from broker (Note 2)	3,572,397	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	63,368	110,076	—

Total assets	3,684,603,191	6,470,081,951	506,867,697

Liabilities:

Payable for Fund shares repurchased	3,653	35,594,553	—

Payable to affiliate for (Note 5):

Management fee	1,401,053	1,626,363	191,376

Shareholder service fee	274,442	532,660	44,638

Payable to agents unaffiliated with GMO	741	1,264	76

Payable for variation margin on open futures contracts (Note 4)	166,625	—	—

Payable to Trustees and related expenses	11,926	18,513	528

Accrued expenses	588,011	536,082	153,644

Total liabilities	2,446,451	38,309,435	390,262

Net assets	$3,682,156,740	$6,431,772,516	$506,477,435

(a) Cost of investments – affiliated issuers:	$64,555,168	$15,705,282	$5,233,701

(b) Cost of investments – unaffiliated issuers:	$3,714,438,425	$4,376,574,308	$431,185,511

(c) Cost of foreign currency:	$740,952	$784,211	$281,180

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	International Equity Fund	Quality Fund	Resources Fund
Net assets consist of:

Paid-in capital	$4,846,218,745	$4,292,997,018	$481,785,105

Distributable earnings (accumulated loss)	(1,164,062,005)	2,138,775,498	24,692,330

	$3,682,156,740	$6,431,772,516	$506,477,435

Net assets attributable to:

Class II	$18,202,258	$—	$—

Class III	$507,194,525	$3,065,461,131	$169,523,172

Class IV	$3,156,759,957	$1,139,024,068	$336,954,263

Class VI	$—	$2,227,287,317	$—

Shares outstanding:

Class II	906,569	—	—

Class III	24,948,289	137,574,476	8,348,275

Class IV	155,567,426	51,030,716	16,644,442

Class VI	—	99,952,670	—

Net asset value per share:

Class II	$20.08	$—	$—

Class III	$20.33	$22.28	$20.31

Class IV	$20.29	$22.32	$20.24

Class VI	$—	$22.28	$—

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$846,701	$21,833,340

Investments in unaffiliated issuers, at value (Note 2)(b)	461,096,312	47,832,087	866,019,569

Foreign currency, at value (Note 2)(c)	69	46,871	—

Cash	114	11	89

Dividends and interest receivable	1,384,485	68,891	1,922,705

Dividend withholding tax receivable	—	45,959	—

Foreign capital gains tax refund receivable	—	218	—

Receivable for variation margin on open futures contracts (Note 4)	—	10,000	—

Due from broker (Note 2)	326,106	40,737	559,965

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,102	28,176	11,052

Total assets	462,833,188	48,919,651	890,346,720

Liabilities:

Accrued foreign capital gains tax payable (Note 2)	—	178	—

Payable to affiliate for (Note 5):

Management fee	87,841	18,572	213,952

Shareholder service fee	20,113	5,572	45,378

Payable to agents unaffiliated with GMO	92	9	192

Payable for variation margin on open futures contracts (Note 4)	—	1,720	43,680

Written options outstanding, at value (Note 4)(d)	2,103,439	—	—

Payable to Trustees and related expenses	435	215	3,333

Accrued expenses	86,123	154,189	128,303

Total liabilities	2,298,043	180,455	434,838

Net assets	$460,535,145	$48,739,196	$889,911,882

(a) Cost of investments – affiliated issuers:	$—	$846,666	$21,833,340

(b) Cost of investments – unaffiliated issuers:	$461,207,933	$39,388,972	$815,045,896

(c) Cost of foreign currency:	$67	$46,728	$—

(d) Premiums on written options:	$3,650,177	$—	$—

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Net assets consist of:

Paid-in capital	$467,241,894	$48,653,118	$826,422,056

Distributable earnings (accumulated loss)	(6,706,749)	86,078	63,489,826

	$460,535,145	$48,739,196	$889,911,882

Net assets attributable to:

Class III	$10,921,636	$48,739,196	$131,198,290

Class VI	$449,613,509	$—	$758,713,592

Shares outstanding:

Class III	407,662	3,526,118	10,037,294

Class VI	16,687,649	—	58,514,222

Net asset value per share:

Class III	$26.79	$13.82	$13.07

Class VI	$26.94	$—	$12.97

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019

	Climate Change Fund	Emerging Domestic Opportunities Fund		Emerging Markets Fund	Foreign Small Companies Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,918,550	$34,147,678		$155,577,903	$810,528

Dividends from affiliated issuers (Note 10)	52,838	1,524,579		1,087,260	13,718

Interest	550	1,197,027		1,729,003	6,473

Total investment income	1,971,938	36,869,284		158,394,166	830,719

Expenses:

Management fee (Note 5)	501,329	13,316,830		29,556,620	176,833

Shareholder service fee – Class II (Note 5)	—	1,135,117		812,298	—

Shareholder service fee – Class III (Note 5)	125,332	200,579		461,593	39,113

Shareholder service fee – Class IV (Note 5)	—	233,052		156,860 *	3,397 ***

Shareholder service fee – Class V (Note 5)	—	768,350		101,093 **	—

Shareholder service fee – Class VI (Note 5)	—	—		1,647,583	—

Audit and tax fees	80,279	137,269		295,428	148,874

Fees related to tax refunds received (Note 2)	—	—		—	45,000

Custodian, fund accounting agent and transfer agent fees	87,298	1,122,190		2,802,028	87,642

Legal fees	18,423	41,529		87,694	5,728

Registration fees	4,630	10,409		40,500	4,577

Trustees’ fees and related expenses (Note 5)	1,221	41,866		91,876	1,608

Miscellaneous	21,294	19,006		69,197	18,656

Total expenses	839,806	17,026,197		36,122,770	531,428

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(214,029)	(201,363)		(5,480,246)	(196,253)

Net expenses	625,777	16,824,834		30,642,524	335,175

Net investment income (loss)	1,346,161	20,044,450		127,751,642	495,544

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(1,439,405)	(118,681,135)		69,996,971	7,834,487

Investments in affiliated issuers	(60)	1,495,504		(388,331)	(159)

Futures contracts	—	(17,944,529)		(35,014,626)	32,931

Swap contracts	—	11,919,960		(4,248,776)	—

Forward currency contracts	—	(892,418)		—	—

Foreign currency and foreign currency related transactions	8,151	(3,641,668)		(6,342,696)	17,771

Net realized gain (loss)	(1,431,314)	(127,744,286	)****	24,002,542	7,885,030

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(3,615,559)	(226,656,491)		(562,117,310)	(13,629,046)

Investments in affiliated issuers	295	(16,899,828)		(20,287,319)	—

Futures contracts	—	2,126,963		(8,737,188)	41,823

Swap contracts	—	—		(1,335,673)	—

Forward currency contracts	—	(2,911,575)		—	—

Foreign currency and foreign currency related transactions	(826)	(359,164)		(25,277)	(80,286)

Net change in unrealized appreciation (depreciation)	(3,616,090)	(244,700,095)		(592,502,767)	(13,667,509)

Net realized and unrealized gain (loss)	(5,047,404)	(372,444,381)		(568,500,225)	(5,782,479)

Net increase (decrease) in net assets resulting from operations	$(3,701,243)	$(352,399,931)		$(440,748,583)	$(5,286,935)

(a) Withholding tax:	$257,928	$3,491,853		$20,905,951	$78,209

(b) Foreign capital gains tax on net realized gain (loss):	$22	$(668,495)		$912,236	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$(277,504)		$(1,961,331)	$—

* For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.

** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

*** For the period May 3, 2018 to February 28, 2019, Class IV had no shareholders.

**** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019 — (Continued)

	International Equity Fund	Quality Fund	Resources Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$141,466,587	$131,875,631	$15,576,905

Dividends from affiliated issuers (Note 10)	1,089,441	771,941	216,855

Interest	74,517	1,834,101	1,622

Total investment income	142,630,545	134,481,673	15,795,382

Expenses:

Management fee (Note 5)	20,596,674	23,209,549	2,149,656

Shareholder service fee – Class II (Note 5)	43,939	—	—

Shareholder service fee – Class III (Note 5)	684,502	4,719,850	165,402

Shareholder service fee – Class IV (Note 5)	3,278,725	1,082,427	319,663

Shareholder service fee – Class V (Note 5)	—	118,612 *	—

Shareholder service fee – Class VI (Note 5)	—	1,493,912	—

Audit and tax fees	243,609	116,341	103,900

Custodian, fund accounting agent and transfer agent fees	703,799	941,743	219,673

Legal fees	85,587	144,891	11,698

Registration fees	26,298	30,603	4,028

Trustees’ fees and related expenses (Note 5)	93,895	158,016	9,012

Recoupment of past waived and/or reimbursed fees (Note 5)	—	—	68,411

Miscellaneous	95,909	35,534	13,980

Total expenses	25,852,937	32,051,478	3,065,423

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(1,000,186)	(1,212,958)	—

Net expenses	24,852,751	30,838,520	3,065,423

Net investment income (loss)	117,777,794	103,643,153	12,729,959

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	213,592,380	931,350,930	13,305,191

Investments in affiliated issuers	421	(37,219)	(2,612)

Futures contracts	(809,767)	—	—

Foreign currency and foreign currency related transactions	(589,809)	(354,209)	85,037

Net realized gain (loss)	212,193,225 **	930,959,502 **	13,387,616

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(856,774,323)	(561,990,182)	(20,684,039)

Investments in affiliated issuers	15,646	20,498	1,804

Futures contracts	2,042,544	—	—

Foreign currency and foreign currency related transactions	(1,200,275)	(31,343)	(16,163)

Net change in unrealized appreciation (depreciation)	(855,916,408)	(562,001,027)	(20,698,398)

Net realized and unrealized gain (loss)	(643,723,183)	368,958,475	(7,310,782)

Net increase (decrease) in net assets resulting from operations	$(525,945,389)	$472,601,628	$5,419,177

(a) Withholding tax:	$15,795,138	$4,720,629	$1,486,548
* For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019 — (Continued)

	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$26,050	$1,629,644	$21,486,000

Dividends from affiliated issuers (Note 10)	—	24,457	205,234

Interest	8,178,844	3,531	3,878

Total investment income	8,204,894	1,657,632	21,695,112

Expenses:

Management fee (Note 5)	1,293,272	253,940	3,287,370

Shareholder service fee – Class III (Note 5)	19,308	76,182	115,121

Shareholder service fee – Class IV (Note 5)	—	—	36,273	**

Shareholder service fee – Class V (Note 5)	—	—	40,054	***

Shareholder service fee – Class VI (Note 5)	197,977	—	495,165

Audit and tax fees	52,703	160,006	69,394

Custodian, fund accounting agent and transfer agent fees	66,919	141,039	175,722

Legal fees	11,509	5,538	19,190

Registration fees	2,469	4,619	22,956

Trustees’ fees and related expenses (Note 5)	7,559	1,080	24,501

Miscellaneous	25,955	34,855 *	8,207

Total expenses	1,677,671	677,259	4,293,953

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(158,841)	(273,878)	(287,138)

Net expenses	1,518,830	403,381	4,006,815

Net investment income (loss)	6,686,064	1,254,251	17,688,297

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(158,240)	7,765,657	116,906,530

Investments in affiliated issuers	—	(571)	(9,658)

Futures contracts	—	(129,566)	119,499

Written options	(5,313,416)	—	—

Foreign currency and foreign currency related transactions	(21,724)	30,251	—

Net realized gain (loss)	(5,493,380)	7,665,771	117,016,371	****

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	58,425	(15,760,544)	(107,056,412)

Investments in affiliated issuers	—	462	2,988

Futures contracts	—	67,271	207,936

Written options	1,119,723	—	—

Foreign currency and foreign currency related transactions	2	(23,845)	—

Net change in unrealized appreciation (depreciation)	1,178,150	(15,716,656)	(106,845,488)

Net realized and unrealized gain (loss)	(4,315,230)	(8,050,885)	10,170,883

Net increase (decrease) in net assets resulting from operations	$2,370,834	$(6,796,634)	$27,859,180

(a) Withholding tax:	$—	$182,977	$6,553

(b) Foreign capital gains tax on net realized gain (loss):	$—	$1,854	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$(9,143)	$—

* Includes $26,239 of pricing related fees.

** For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.

*** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

**** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Domestic Opportunities Fund
	Year Ended February 28, 2019	Period from April 5, 2017 (commencement of operations) through February 28, 2018	Year Ended February 28,
			2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,346,161	$167,335	$20,044,450	$23,919,255

Net realized gain (loss)	(1,431,314)	1,128,320	(127,744,286)	415,071,691

Change in net unrealized appreciation (depreciation)	(3,616,090)	1,480,825	(244,700,095)	136,074,872

Net increase (decrease) in net assets from operations	(3,701,243)	2,776,480	(352,399,931)	575,065,818

Distributions to shareholders(a):

Class II	—	—	(58,173,249)	(8,577,224)

Class III	(2,281,150)	(667,145)	(16,664,610)	(1,697,769)

Class IV	—	—	(30,066,257)	(4,239,894)

Class V	—	—	(110,722,387)	(16,995,140)

Class VI	—	—	—	— *

Total distributions	(2,281,150)	(667,145)	(215,626,503)	(31,510,027)

Net share transactions (Note 9):

Class II	—	—	(74,397,372)	(60,122,470)

Class III	92,288,039	24,584,750	95,093,123	(39,709,374)

Class IV	—	—	(116,279,994)	(119,146,650)

Class V	—	—	(232,636,815)	61,706,976

Class VI	—	—	—	(16,244,932)*

Increase (decrease) in net assets resulting from net share transactions	92,288,039	24,584,750	(328,221,058)	(173,516,450)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	—	—	1,071,821	617,648

Class III	—	—	288,278	118,506

Class IV	—	—	521,236	312,031

Class V	—	—	1,798,611	1,095,122

Class VI	—	—	—	2,117 *

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,679,946	2,145,424

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	92,288,039	24,584,750	(324,541,112)	(171,371,026)

Total increase (decrease) in net assets	86,305,646	26,694,085	(892,567,546)	372,184,765

Net assets:

Beginning of period	26,694,085	—	2,403,301,854	2,031,117,089

End of period(b)	$112,999,731	$26,694,085	$1,510,734,308	$2,403,301,854

* For the period March 29, 2017 to February 28, 2019, Class VI had no shareholders.
(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

Climate Change Fund	Class III	$(176,067)	$(491,078)

Emerging Domestic Opportunities Fund	Class II	(8,577,224)	—

	Class III	(1,697,769)	—

	Class IV	(4,239,894)	—

	Class V	(16,995,140)	—

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $123,555 and $(13,085,275) in Climate Change Fund and Emerging Domestic Opportunities Fund, respectively.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Foreign Small Companies Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019		2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$127,751,642	$120,564,814	$495,544		$12,365,256

Net realized gain (loss)	24,002,542	633,257,899	7,885,030		152,983,283

Change in net unrealized appreciation (depreciation)	(592,502,767)	362,984,717	(13,667,509)		(55,110,759)

Net increase (decrease) in net assets from operations	(440,748,583)	1,116,807,430	(5,286,935)		110,237,780

Distributions to shareholders(a):

Class II	(10,504,612)	(11,956,275)	—		—

Class III	(9,094,066)	(5,490,308)	(7,456,418)		(17,572,868)

Class IV	(2,729,727)*	(14,250,088)	(4,785,668	)***	(42,386,751)

Class V	(1,128,252)**	(4,213,667)	—		—

Class VI	(91,069,785)	(100,502,683)	—		—

Total distributions	(114,526,442)	(136,413,021)	(12,242,086)		(59,959,619)

Net share transactions (Note 9):

Class II	23,280,305	(111,903,150)	—		—

Class III	(72,497,701)	42,508,224	(26,353,232)		(209,670,456)

Class IV	(454,910,684)*	(225,782,751)	(83,615,656	)***	(514,884,481)

Class V	(140,260,973)**	33,512,592	—		—

Class VI	(497,156,348)	(650,491,952)	—		—

Increase (decrease) in net assets resulting from net share transactions	(1,141,545,401)	(912,157,037)	(109,968,888)		(724,554,937)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	946,045	1,611,194	—		—

Class III	779,646	737,313	504,623		398,979

Class IV	335,561 *	2,193,709	111,351	***	830,322

Class V	341,514 **	479,079	—		—

Class VI	7,722,684	11,838,878	—		—

Increase in net assets resulting from purchase premiums and redemption fees	10,125,450	16,860,173	615,974		1,229,301

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,131,419,951)	(895,296,864)	(109,352,914)		(723,325,636)

Total increase (decrease) in net assets	(1,686,694,976)	85,097,545	(126,881,935)		(673,047,475)

Net assets:

Beginning of period	5,102,037,037	5,016,939,492	144,933,128		817,980,603

End of period(b)	$3,415,342,061	$5,102,037,037	$18,051,193		$144,933,128

* For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
*** For the period May 3, 2018 to February 28, 2019, Class IV had no shareholders.
(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

Emerging Markets Fund	Class II	$(11,956,275)	$—

	Class III	(5,490,308)	—

	Class IV	(14,250,088)	—

	Class V	(4,213,667)	—

	Class VI	(100,502,683)	—

Foreign Small Companies Fund	Class III	(3,824,869)	(13,747,999)

	Class IV	(9,440,862)	(32,945,889)

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(17,207,475) and $(656,513) in Emerging Markets Fund and Foreign Small Companies Fund, respectively.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		Quality Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$117,777,794	$136,645,091	$103,643,153	$128,619,753

Net realized gain (loss)	212,193,225	333,135,160	930,959,502	713,188,332

Change in net unrealized appreciation (depreciation)	(855,916,408)	611,006,576	(562,001,027)	922,881,868

Net increase (decrease) in net assets from operations	(525,945,389)	1,080,786,827	472,601,628	1,764,689,953

Distributions to shareholders(a):

Class II	(599,500)	(592,109)	—	—

Class III	(14,500,679)	(15,748,937)	(530,443,143)	(275,962,281)

Class IV	(110,761,371)	(157,085,524)	(184,871,739)	(74,097,945)

Class V	—	—	(19,533,549)*	(21,127,476)

Class VI	—	—	(418,506,416)	(278,232,057)

Total distributions	(125,861,550)	(173,426,570)	(1,153,354,847)	(649,419,759)

Net share transactions (Note 9):

Class II	(2,297,231)	11,254,887	—	—

Class III	95,774,741	(340,134,465)	(140,991,013)	(524,533,540)

Class IV	(827,198,795)	(1,324,181,462)	306,012,923	(403,819,622)

Class V	—	—	(146,462,078)*	(369,399,954)

Class VI	—	—	(1,106,099,682)	(249,653,450)

Increase (decrease) in net assets resulting from net share transactions	(733,721,285)	(1,653,061,040)	(1,087,539,850)	(1,547,406,566)

Total increase (decrease) in net assets	(1,385,528,224)	(745,700,783)	(1,768,293,069)	(432,136,372)

Net assets:

Beginning of period	5,067,684,964	5,813,385,747	8,200,065,585	8,632,201,957

End of period(b)	$3,682,156,740	$5,067,684,964	$6,431,772,516	$8,200,065,585

* For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

International Equity Fund	Class II	$(592,109)	$—

	Class III	(15,748,937)	—

	Class IV	(157,085,524)	—

Quality Fund	Class III	(56,641,958)	(219,320,323)

	Class IV	(15,493,213)	(58,604,732)

	Class V	(4,742,268)	(16,385,208)

	Class VI	(59,448,671)	(218,783,386)

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(13,818,897) and $11,906,414 in International Equity Fund and Quality Fund, respectively.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Risk Premium Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$12,729,959	$4,986,637	$6,686,064	$703,236

Net realized gain (loss)	13,387,616	12,979,215	(5,493,380)	9,097,108

Change in net unrealized appreciation (depreciation)	(20,698,398)	42,871,047	1,178,150	(427,540)

Net increase (decrease) in net assets from operations	5,419,177	60,836,899	2,370,834	9,372,804

Distributions to shareholders(a):

Class III	(4,879,976)	(880,349)	(206,499)	(724,208)

Class IV	(11,890,739)	(10,056,534)	—	—

Class VI	—	—	(5,195,070)	(24,004,565)

Total distributions	(16,770,715)	(10,936,883)	(5,401,569)	(24,728,773)

Net share transactions (Note 9):

Class III	116,726,107	27,821,128	8,376,914	(1,182,676)

Class IV	50,370,121	59,123,014	—	—

Class VI	—	—	309,502,515	1,739,919

Increase (decrease) in net assets resulting from net share transactions	167,096,228	86,944,142	317,879,429	557,243

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	117,010	60,364	365	1,406

Class IV	382,165	507,680	—	—

Class VI	—	—	14,488	45,191

Increase in net assets resulting from purchase premiums and redemption fees	499,175	568,044	14,853	46,597

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	167,595,403	87,512,186	317,894,282	603,840

Total increase (decrease) in net assets	156,243,865	137,412,202	314,863,547	(14,752,129)

Net assets:

Beginning of period	350,233,570	212,821,368	145,671,598	160,423,727

End of period(b)	$506,477,435	$350,233,570	$460,535,145	$145,671,598

(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

Resources Fund	Class III	$(880,349)	$—

	Class IV	(10,056,534)	—

Risk Premium Fund	Class III	(7,176)	(717,032)

	Class IV	(463,232)	(23,541,333)

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(6,055,705) and $219,156 in Resources Fund and Risk Premium Fund, respectively.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund		U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,254,251	$2,489,190	$17,688,297	$29,498,514

Net realized gain (loss)	7,665,771	17,588,975	117,016,371	190,117,350

Change in net unrealized appreciation (depreciation)	(15,716,656)	4,161,943	(106,845,488)	(18,454,310)

Net increase (decrease) in net assets from operations	(6,796,634)	24,240,108	27,859,180	201,161,554

Distributions to shareholders(a):

Class III	(2,943,415)	(3,315,762)	(13,063,087)	(7,571,526)

Class IV	—	—	(6,281,717)*	(3,356,850)

Class V	—	—	(6,695,554)**	(14,275,839)

Class VI	—	—	(143,083,400)	(147,732,289)

Total distributions	(2,943,415)	(3,315,762)	(169,123,758)	(172,936,504)

Net share transactions (Note 9):

Class III	(10,302,487)	(67,875,263)	65,735,804	(32,682,528)

Class IV	—	—	(30,951,432)*	18,607,196

Class V	—	—	(52,152,440)**	(106,801,014)

Class VI	—	—	(325,171,818)	(294,652,578)

Increase (decrease) in net assets resulting from net share transactions	(10,302,487)	(67,875,263)	(342,539,886)	(415,528,924)

Total increase (decrease) in net assets	(20,042,536)	(46,950,917)	(483,804,464)	(387,303,874)

Net assets:

Beginning of period	68,781,732	115,732,649	1,373,716,346	1,761,020,220

End of period(b)	$48,739,196	$68,781,732	$889,911,882	$1,373,716,346

* For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

Tax-Managed International Equities Fund	Class III	$(3,315,762)	$—

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	Class III	(1,071,935)	(6,499,591)

	Class IV	(426,461)	(2,930,389)

	Class V	(2,144,892)	(12,130,947)

	Class VI	(24,505,927)	(123,226,362)

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(525,892) and $2,966,523 in Tax-Managed International Equities Fund and U.S. Equity Fund (formerly U.S. Equity Allocation Fund), respectively.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares
	Year Ended February 28, 2019	Period from April 5, 2017 (commencement of operations) through February 28, 2018
Net asset value, beginning of period	$23.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36	0.23
Net realized and unrealized gain (loss)	(1.61)	4.41

Total from investment operations	(1.25)	4.64

Less distributions to shareholders:
From net investment income	(0.26)	(0.22)
From net realized gains	(0.26)	(0.61)

Total distributions	(0.52)	(0.83)

Net asset value, end of period	$22.04	$23.81

Total Return(b)	(5.22)%	23.28	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,000	$26,694
Net expenses to average daily net assets(c)	0.75%	0.78	%*
Net investment income (loss) to average daily net assets(a)	1.61%	1.09	%*
Portfolio turnover rate(d)	29%	44	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.26%	0.73	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2019 and period ended February 28, 2018, including transactions in USTF, was 121% and 174%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares								Class III Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$28.86		$22.64		$19.36		$23.99	$22.55	$28.86		$22.64		$19.35		$23.98	$22.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.25		0.25		0.34	0.28	0.26		0.27		0.27		0.36	0.29
Net realized and unrealized gain (loss)	(4.58)		6.33		3.68		(4.60)	1.55	(4.59)		6.32		3.68		(4.60)	1.55

Total from investment operations	(4.34)		6.58		3.93		(4.26)	1.83	(4.33)		6.59		3.95		(4.24)	1.84

Less distributions to shareholders:
From net investment income	(0.17)		(0.36)		(0.65)		(0.37)	(0.23)	(0.19)		(0.37)		(0.66)		(0.39)	(0.24)
From net realized gains	(2.74)		—		—		—	(0.16)	(2.74)		—		—		—	(0.16)

Total distributions	(2.91)		(0.36)		(0.65)		(0.37)	(0.39)	(2.93)		(0.37)		(0.66)		(0.39)	(0.40)

Net asset value, end of period	$21.61		$28.86		$22.64		$19.36	$23.99	$21.60		$28.86		$22.64		$19.35	$23.98

Total Return(b)	(15.48)%		29.10%		20.62%		(17.91)%	8.18%	(15.43)%		29.17%		20.73%		(17.86)%	8.23%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,336		$700,211		$603,565		$556,539	$738,035	$176,770		$121,511		$129,068		$242,740	$336,488
Net expenses to average daily net assets(c)	1.04%		1.06%		1.06%		1.07%	1.07%	0.97%		0.99%		0.99%		1.00%	1.00%
Net investment income (loss) to average daily net assets(a)	1.00%		0.96%		1.12%		1.51%	1.21%	1.11%		1.05%		1.26%		1.61%	1.26%
Portfolio turnover rate	238	%(d)	201	%(d)	227	%(d)	250%	204%	238	%(d)	201	%(d)	227	%(d)	250%	204%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.02%		0.04%		0.04%	0.03%	0.01%		0.02%		0.05%		0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.03		$0.02		$0.04	$0.03	$0.05		$0.02		$0.02		$0.03	$0.03

	Class IV Shares								Class V Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$28.88		$22.65		$19.36		$24.00	$22.56	$28.85		$22.62		$19.35		$23.98	$22.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.27		0.29		0.36	0.30	0.28		0.29		0.23		0.37	0.31
Net realized and unrealized gain (loss)	(4.60)		6.34		3.67		(4.60)	1.56	(4.60)		6.33		3.73		(4.59)	1.55

Total from investment operations	(4.32)		6.61		3.96		(4.24)	1.86	(4.32)		6.62		3.96		(4.22)	1.86

Less distributions to shareholders:
From net investment income	(0.19)		(0.38)		(0.67)		(0.40)	(0.26)	(0.19)		(0.39)		(0.69)		(0.41)	(0.26)
From net realized gains	(2.74)		—		—		—	(0.16)	(2.74)		—		—		—	(0.16)

Total distributions	(2.93)		(0.38)		(0.67)		(0.40)	(0.42)	(2.93)		(0.39)		(0.69)		(0.41)	(0.42)

Net asset value, end of period	$21.63		$28.88		$22.65		$19.36	$24.00	$21.60		$28.85		$22.62		$19.35	$23.98

Total Return(b)	(15.37)%		29.24%		20.80%		(17.84)%	8.29%	(15.37)%		29.31%		20.78%		(17.79)%	8.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,015		$300,730		$335,225		$745,300	$686,589	$755,613		$1,280,851		$948,052		$322,379	$255,379
Net expenses to average daily net assets(c)	0.92%		0.94%		0.95%		0.96%	0.95%	0.90%		0.92%		0.93%		0.94%	0.93%
Net investment income (loss) to average daily net assets(a)	1.19%		1.05%		1.34%		1.61%	1.29%	1.19%		1.09%		1.04%		1.65%	1.32%
Portfolio turnover rate	238	%(d)	201	%(d)	227	%(d)	250%	204%	238	%(d)	201	%(d)	227	%(d)	250%	204%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.01%		0.02%		0.04%		0.04%	0.03%	0.01%		0.02%		0.05%		0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.06		$0.02		$0.03		$0.03	$0.03	$0.05		$0.03		$0.03		$0.04	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 254%, 254% and 271%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares								Class III Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017(a)		2016(a)	2015(a)	2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$36.42		$29.98		$22.80		$30.48	$30.60	$36.51		$30.05		$22.83		$30.57	$30.69

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.01		0.75		0.57		0.72	0.84	1.01		0.72		0.57		0.66	0.81
Net realized and unrealized gain (loss)	(4.22)		6.58		7.22		(7.59)	0.00 (c)	(4.21)		6.64		7.27		(7.56)	0.06

Total from investment operations	(3.21)		7.33		7.79		(6.87)	0.84	(3.20)		7.36		7.84		(6.90)	0.87

Less distributions to shareholders:
From net investment income	(0.98)		(0.89)		(0.61)		(0.81)	(0.96)	(0.99)		(0.90)		(0.62)		(0.84)	(0.99)

Total distributions	(0.98)		(0.89)		(0.61)		(0.81)	(0.96)	(0.99)		(0.90)		(0.62)		(0.84)	(0.99)

Net asset value, end of period	$32.23		$36.42		$29.98		$22.80	$30.48	$32.32		$36.51		$30.05		$22.83	$30.57

Total Return(d)	(8.57)%		24.66%		34.47%		(22.76)%	2.84%	(8.51)%		24.71%		34.67%		(22.80)%	2.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$451,720		$479,640		$498,564		$532,366	$1,000,299	$277,824		$390,827		$301,786		$189,907	$283,712
Net expenses to average daily net assets(e)	0.93%		0.96%		1.07%		1.09%	1.07%	0.88%		0.91%		1.01%		1.04%	1.02%
Net investment income (loss) to average daily net assets(b)	3.09%		2.25%		2.08%		2.57%	2.66%	3.08%		2.14%		2.07%		2.45%	2.55%
Portfolio turnover rate	98	%(f)	87	%(f)	62	%(f)	104%	94%	98	%(f)	87	%(f)	62	%(f)	104%	94%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13%		0.13%		0.04%		0.03%	0.03%	0.11%		0.11%		0.03%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.08		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)	$0.08		$0.11		$0.09	(a)	$0.10 (a)	$0.11 (a)

	Class VI Shares
	Year Ended February 28/29,
	2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$36.16		$29.77		$22.62		$30.30	$30.45

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.06		0.78		0.63		0.69	0.90
Net realized and unrealized gain (loss)	(4.19)		6.56		7.17		(7.50)	(0.03	)(c)

Total from investment operations	(3.13)		7.34		7.80		(6.81)	0.87

Less distributions to shareholders:
From net investment income	(1.03)		(0.95)		(0.65)		(0.87)	(1.02)

Total distributions	(1.03)		(0.95)		(0.65)		(0.87)	(1.02)

Net asset value, end of period	$32.00		$36.16		$29.77		$22.62	$30.30

Total Return(d)	(8.39)%		24.90%		34.83%		(22.71)%	2.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,685,798		$3,575,505		$3,524,022		$3,661,271	$5,194,557
Net expenses to average daily net assets(e)	0.75%		0.78%		0.89%		0.91%	0.89%
Net investment income (loss) to average daily net assets(b)	3.25%		2.36%		2.32%		2.61%	2.79%
Portfolio turnover rate	98	%(f)	87	%(f)	62	%(f)	104%	94%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14%		0.14%		0.06%		0.04%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.08		$0.11		$0.08	(a)	$0.09 (a)	$0.11	(a)
(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 128%, 117% and 80%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2019		2018		2017		2016	2015
Net asset value, beginning of period	$14.27		$14.41		$12.94		$15.31	$17.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.41		0.26		0.26	0.20
Net realized and unrealized gain (loss)	(2.03)		2.93		1.56		(1.86)	(1.34)

Total from investment operations	(1.81)		3.34		1.82		(1.60)	(1.14)

Less distributions to shareholders:
From net investment income	(0.27)		(0.35)		(0.35)		(0.28)	(0.23)
From net realized gains	(1.58)		(3.13)		—		(0.49)	(0.61)

Total distributions	(1.85)		(3.48)		(0.35)		(0.77)	(0.84)

Net asset value, end of period	$10.61		$14.27		$14.41		$12.94	$15.31

Total Return(b)	(14.26	)%(c)	23.52%		14.25%		(10.82)%	(6.34)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,051		$55,169		$246,852		$316,303	$353,778
Net expenses to average daily net assets(d)	1.19%		0.52%		0.86%		0.86%	0.85%
Net investment income (loss) to average daily net assets(a)	1.82%		2.67%		1.84%		1.73%	1.26%
Portfolio turnover rate	35	%(e)	106	%(e)	49	%(e)	60%	58%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.72%		0.44%		0.07%		0.07%	0.07%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.23		$0.04		$0.02		$0.01	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Refunds of taxes withheld by certain countries and any related interest received during the period had a positive impact to total return, adding 1.26%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 59%, 128% and 51%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares								Class III Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$23.63		$20.18		$18.17		$23.43	$26.16	$23.92		$20.41		$18.38		$23.70	$26.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57		0.41		0.70		0.57	0.66	0.57		0.61		0.63		0.59	0.69
Net realized and unrealized gain (loss)	(3.45)		3.78		2.07		(5.19)	(1.42)	(3.47)		3.64		2.19		(5.25)	(1.45)

Total from investment operations	(2.88)		4.19		2.77		(4.62)	(0.76)	(2.90)		4.25		2.82		(4.66)	(0.76)

Less distributions to shareholders:
From net investment income	(0.67)		(0.74)		(0.76)		(0.64)	(1.07)	(0.69)		(0.74)		(0.79)		(0.66)	(1.08)
From net realized gains	—		—		—		—	(0.90)	—		—		—		—	(0.90)

Total distributions	(0.67)		(0.74)		(0.76)		(0.64)	(1.97)	(0.69)		(0.74)		(0.79)		(0.66)	(1.98)

Net asset value, end of period	$20.08		$23.63		$20.18		$18.17	$23.43	$20.33		$23.92		$20.41		$18.38	$23.70

Total Return(b)	(12.07)%		20.85%		15.45%		(19.99)%	(2.55)%	(12.02)%		20.96%		15.53%		(19.95)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,202		$23,736		$10,302		$81,206	$118,737	$507,195		$485,782		$731,060		$1,043,305	$1,523,128
Net expenses to average daily net assets(c)	0.73%		0.72%		0.72%		0.72%	0.72%	0.66%		0.65%		0.65%		0.65%	0.65%
Net investment income (loss) to average daily net assets(a)	2.64%		1.77%		3.62%		2.65%	2.63%	2.64%		2.68%		3.16%		2.70%	2.73%
Portfolio turnover rate	41	%(d)	45	%(d)	27	%(d)	75%	70%	41	%(d)	45	%(d)	27	%(d)	75%	70%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.04%		0.04%		0.04%	0.04%	0.02%		0.04%		0.04%		0.04%	0.04%

	Class IV Shares
	Year Ended February 28/29,
	2019		2018		2017		2016	2015
Net asset value, beginning of period	$23.87		$20.38		$18.36		$23.66	$26.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.63		0.56		0.63		0.62	0.67
Net realized and unrealized gain (loss)	(3.51)		3.69		2.19		(5.25)	(1.42)

Total from investment operations	(2.88)		4.25		2.82		(4.63)	(0.75)

Less distributions to shareholders:
From net investment income	(0.70)		(0.76)		(0.80)		(0.67)	(1.10)
From net realized gains	—		—		—		—	(0.90)

Total distributions	(0.70)		(0.76)		(0.80)		(0.67)	(2.00)

Net asset value, end of period	$20.29		$23.87		$20.38		$18.36	$23.66

Total Return(b)	(11.95)%		20.98%		15.57%		(19.85)%	(2.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,156,760		$4,558,167		$5,072,024		$7,051,400	$11,374,017
Net expenses to average daily net assets(c)	0.60%		0.59%		0.59%		0.59%	0.59%
Net investment income (loss) to average daily net assets(a)	2.89%		2.45%		3.19%		2.80%	2.66%
Portfolio turnover rate	41	%(d)	45	%(d)	27	%(d)	75%	70%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.02%		0.04%		0.04%		0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 54%, 61% and 50%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$25.13		$22.05		$18.99		$22.98	$25.08	$25.17		$22.08		$19.01		$23.01	$25.10

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.36		0.35		0.38	0.42	0.36		0.37		0.36		0.39	0.43
Net realized and unrealized gain (loss)	1.21		4.70		3.44		(1.04)	2.91	1.22		4.70		3.45		(1.05)	2.92

Total from investment operations	1.56		5.06		3.79		(0.66)	3.33	1.58		5.07		3.81		(0.66)	3.35

Less distributions to shareholders:
From net investment income	(0.39)		(0.41)		(0.35)		(0.42)	(0.49)	(0.41)		(0.41)		(0.36)		(0.43)	(0.50)
From net realized gains	(4.02)		(1.57)		(0.38)		(2.91)	(4.94)	(4.02)		(1.57)		(0.38)		(2.91)	(4.94)

Total distributions	(4.41)		(1.98)		(0.73)		(3.33)	(5.43)	(4.43)		(1.98)		(0.74)		(3.34)	(5.44)

Net asset value, end of period	$22.28		$25.13		$22.05		$18.99	$22.98	$22.32		$25.17		$22.08		$19.01	$23.01

Total Return(b)	6.86%		23.32%		20.25%		(2.89)%	14.73%	6.91%		23.37%		20.33%		(2.88)%	14.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,065,461		$3,524,103		$3,587,627		$3,968,156	$5,336,063	$1,139,024		$957,900		$1,222,874		$1,294,033	$2,201,876
Net expenses to average daily net assets(c)	0.48%		0.48%		0.48%		0.48%	0.48%	0.44%		0.44%		0.44%		0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.42%		1.48%		1.72%		1.79%	1.71%	1.46%		1.53%		1.76%		1.83%	1.77%
Portfolio turnover rate	18	%(d)	10	%(d)	29	%(d)	37%	60%	18	%(d)	10	%(d)	29	%(d)	37%	60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%		0.02%		0.02%	0.02%	0.02%		0.02%		0.02%		0.02%	0.02%

	Class VI Shares
	Year Ended February 28/29,
	2019		2018		2017		2016	2015
Net asset value, beginning of period	$25.13		$22.05		$18.99		$22.99	$25.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38		0.38		0.36		0.40	0.45
Net realized and unrealized gain (loss)	1.21		4.70		3.46		(1.04)	2.90

Total from investment operations	1.59		5.08		3.82		(0.64)	3.35

Less distributions to shareholders:
From net investment income	(0.42)		(0.43)		(0.38)		(0.45)	(0.51)
From net realized gains	(4.02)		(1.57)		(0.38)		(2.91)	(4.94)

Total distributions	(4.44)		(2.00)		(0.76)		(3.36)	(5.45)

Net asset value, end of period	$22.28		$25.13		$22.05		$18.99	$22.99

Total Return(b)	6.96%		23.43%		20.39%		(2.83)%	14.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,227,287		$3,561,976		$3,359,025		$1,732,420	$2,496,930
Net expenses to average daily net assets(c)	0.39%		0.39%		0.39%		0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.54%		1.57%		1.73%		1.88%	1.83%
Portfolio turnover rate	18	%(d)	10	%(d)	29	%(d)	37%	60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%		0.02%		0.02%	0.02%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 20%, 23% and 48%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$20.88		$17.31		$11.74		$16.33	$21.88	$20.81		$17.25		$11.71		$16.28	$21.86

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.54		0.33		0.30		0.47	0.87	0.62		0.38		0.34		0.46	0.75
Net realized and unrealized gain (loss)	(0.37)		4.02		5.75		(4.67)	(3.77)	(0.46)		3.97		5.68		(4.63)	(3.65)

Total from investment operations	0.17		4.35		6.05		(4.20)	(2.90)	0.16		4.35		6.02		(4.17)	(2.90)

Less distributions to shareholders:
From net investment income	(0.74)		(0.78)		(0.48)		(0.39)	(1.03)	(0.73)		(0.79)		(0.48)		(0.40)	(1.06)
From net realized gains	—		—		—		—	(1.62)	—		—		—		—	(1.62)

Total distributions	(0.74)		(0.78)		(0.48)		(0.39)	(2.65)	(0.73)		(0.79)		(0.48)		(0.40)	(2.68)

Net asset value, end of period	$20.31		$20.88		$17.31		$11.74	$16.33	$20.24		$20.81		$17.25		$11.71	$16.28

Total Return(b)	0.99%		26.00%		51.75%		(25.76)%	(12.81)%	0.98%		26.12%		51.72%		(25.68)%	(12.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$169,523		$54,037		$22,562		$13,864	$23,734	$336,954		$296,196		$190,260		$170,919	$119,308
Net expenses to average daily net assets(c)	0.74	%(d)	0.76	%(d)	0.77%		0.77%	0.76%	0.70	%(d)	0.71	%(d)	0.72%		0.72%	0.71%
Net investment income (loss) to average daily net assets(a)	2.68%		1.77%		1.99%		3.36%	4.01%	3.06%		2.04%		2.26%		3.31%	3.58%
Portfolio turnover rate	35	%(e)	48	%(e)	29	%(e)	130%	126%	35	%(e)	48	%(e)	29	%(e)	130%	126%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		0.06%		0.10%		0.10%	0.08%	—		0.06%		0.10%		0.11%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.05		$0.02		$0.03	$0.07	$0.02		$0.04		$0.02		$0.02	$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 69%, 85% and 40%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares						Class VI Shares
	Year Ended February 28/29,						Year Ended February 28/29,
	2019	2018	2017(a)	2016(a)	2015(a)		2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$26.74	$29.93	$26.91	$29.73	$31.74		$26.88	$30.07	$27.00	$29.82	$31.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.46	0.10	(0.05)	(0.12)	(0.18)		0.49	0.14	(0.02)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	(0.05)	1.78	5.22	(0.30)	1.02		(0.04)	1.78	5.24	(0.30)	1.02

Total from investment operations	0.41	1.88	5.17	(0.42)	0.84		0.45	1.92	5.22	(0.42)	0.87

Less distributions to shareholders:
From net investment income	(0.36)	(0.06)	—	—	—		(0.39)	(0.10)	—	—	—
From net realized gains	—	(5.01)	(2.15)	(2.40)	(2.85)		—	(5.01)	(2.15)	(2.40)	(2.85)

Total distributions	(0.36)	(5.07)	(2.15)	(2.40)	(2.85)		(0.39)	(5.11)	(2.15)	(2.40)	(2.85)

Net asset value, end of period	$26.79	$26.74	$29.93	$26.91	$29.73		$26.94	$26.88	$30.07	$27.00	$29.82

Total Return(c)	1.57%	6.09%	19.50%	(1.66)%	3.19%		1.69%	6.17%	19.62%	(1.65)%	3.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,922	$3,434	$5,049	$6,807	$4,832		$449,614	$142,238	$155,375	$223,854	$432,465
Net expenses to average daily net assets	0.50%	0.60%	0.61%	0.60%	0.61	%(d)	0.40%	0.51%	0.51%	0.51%	0.51	%(d)
Net investment income (loss) to average daily net assets(b)	1.70%	0.34%	(0.16)%	(0.45)%	(0.58)%		1.80%	0.47%	(0.07)%	(0.37)%	(0.49)%
Portfolio turnover rate	16%	0%	0%	0%	112%		16%	0%	0%	0%	112%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.08%	0.06%	0.05%	0.04%		0.04%	0.08%	0.06%	0.05%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (e)	$0.01	$0.02 (a)	$0.08 (a)	$0.14	(a)	$0.00 (e)	$0.01	$0.02 (a)	$0.07 (a)	$0.13	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2019		2018		2017		2016	2015
Net asset value, beginning of period	$17.00		$14.28		$12.92		$16.80	$18.03

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.37		0.38		0.41		0.40	0.47
Net realized and unrealized gain (loss)	(2.63)		2.84		1.50		(3.82)	(1.05)

Total from investment operations	(2.26)		3.22		1.91		(3.42)	(0.58)

Less distributions to shareholders:
From net investment income	(0.39)		(0.50)		(0.55)		(0.46)	(0.65)
From net realized gains	(0.53)		—		—		—	—

Total distributions	(0.92)		(0.50)		(0.55)		(0.46)	(0.65)

Net asset value, end of period	$13.82		$17.00		$14.28		$12.92	$16.80

Total Return(b)	(13.50)%		22.70%		15.05%		(20.63)%	(3.10)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,739		$68,782		$115,733		$215,977	$427,048
Net expenses to average daily net assets(c)	0.79%		0.70%		0.68%		0.66%	0.66%
Net investment income (loss) to average daily net assets(a)	2.47%		2.35%		2.95%		2.59%	2.71%
Portfolio turnover rate	63	%(d)	43	%(d)	47	%(d)	79%	69%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.54%		0.34%		0.23%		0.14%	0.12%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 117%, 80% and 54%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND (FORMERLY U.S. EQUITY ALLOCATION FUND)

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2019		2018		2017		2016	2015	2019		2018		2017		2016	2015
Net asset value, beginning of period	$15.41		$15.14		$13.79		$16.61	$17.27	$15.31		$15.06		$13.73		$16.54	$17.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.27		0.27		0.24	0.28	0.24		0.29		0.27		0.26	0.30
Net realized and unrealized gain (loss)	(0.04	)(b)	1.73		2.89		(1.20)	1.66	(0.04	)(b)	1.71		2.89		(1.19)	1.65

Total from investment operations	0.19		2.00		3.16		(0.96)	1.94	0.20		2.00		3.16		(0.93)	1.95

Less distributions to shareholders:
From net investment income	(0.26)		(0.28)		(0.34)		(0.26)	(0.31)	(0.27)		(0.30)		(0.36)		(0.28)	(0.33)
From net realized gains	(2.27)		(1.45)		(1.47)		(1.60)	(2.29)	(2.27)		(1.45)		(1.47)		(1.60)	(2.29)

Total distributions	(2.53)		(1.73)		(1.81)		(1.86)	(2.60)	(2.54)		(1.75)		(1.83)		(1.88)	(2.62)

Net asset value, end of period	$13.07		$15.41		$15.14		$13.79	$16.61	$12.97		$15.31		$15.06		$13.73	$16.54

Total Return(c)	1.94%		13.76%		23.59%		(6.17)%	12.18%	2.05%		13.84%		23.68%		(6.02)%	12.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,198		$77,297		$109,726		$194,615	$286,934	$758,714		$1,200,008		$1,469,935		$3,838,628	$6,031,361
Net expenses to average daily net assets(d)	0.46%		0.46%		0.46%		0.46%	0.46%	0.37%		0.37%		0.37%		0.37%	0.37%
Net investment income (loss) to average daily net assets(a)	1.62%		1.78%		1.80%		1.57%	1.59%	1.68%		1.88%		1.87%		1.68%	1.70%
Portfolio turnover rate	89	%(e)	79	%(e)	66	%(e)	89%	67%	89	%(e)	79	%(e)	66	%(e)	89%	67%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.02%		0.02%		0.02%	0.02%	0.03%		0.02%		0.02%		0.02%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 105%, 100% and 91%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	99

GMO Trust Funds

Notes to Financial Statements

February 28, 2019

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, Foreign Small Companies Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Fund (formerly U.S. Equity Allocation Fund) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	Not Applicable	High total return

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2019:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,071,854	$—	$—		$1,071,854
Australia	—	2,707,178	0	§	2,707,178
Brazil	—	2,669,021	—		2,669,021
Canada	1,583,525	—	—		1,583,525
China	128,354	4,008,006	—		4,136,360
Denmark	—	4,266,008	—		4,266,008
Finland	—	485,644	—		485,644
France	—	8,748,168	—		8,748,168
Germany	—	3,903,403	—		3,903,403
Guernsey	—	265,604	—		265,604
India	—	100,012	—		100,012
Israel	—	1,311,490	—		1,311,490
Italy	—	3,000,197	—		3,000,197
Japan	—	9,457,820	—		9,457,820
Malaysia	—	91,939	—		91,939
Netherlands	—	1,075,899	—		1,075,899
Norway	—	5,033,202	—		5,033,202
Pakistan	—	872,578	—		872,578
Poland	—	2,301,203	—		2,301,203
Portugal	—	990,149	—		990,149
Russia	—	5,369,731	—		5,369,731
South Africa	—	28,873	—		28,873
South Korea	—	1,132,800	—		1,132,800
Spain	—	3,924,734	—		3,924,734
Sweden	—	763,758	—		763,758
Switzerland	—	260,078	—		260,078
Taiwan	—	243,191	—		243,191
Thailand	—	117,150	—		117,150
Ukraine	—	917,248	—		917,248
United Kingdom	—	4,637,082	—		4,637,082
United States	32,390,721	—	—		32,390,721

TOTAL COMMON STOCKS	35,174,454	68,682,166	0	§	103,856,620

Preferred Stocks
Chile	4,295,124	—	—		4,295,124

TOTAL PREFERRED STOCKS	4,295,124	—	—		4,295,124

Mutual Funds
United States	4,595,622	—	—		4,595,622

TOTAL MUTUAL FUNDS	4,595,622	—	—		4,595,622

Short-Term Investments	256,508	—	—		256,508

Total Investments	44,321,708	68,682,166	0	§	113,003,874

Total	$44,321,708	$68,682,166	$0	§	$113,003,874

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$4,763,555	$—	$4,763,555
Brazil	—	66,458,420	—	66,458,420
China	91,424,003	277,137,836	—	368,561,839
France	—	9,279,552	—	9,279,552
Hong Kong	—	12,918,945	—	12,918,945
Hungary	—	3,682,621	—	3,682,621
India	—	119,033,516	—	119,033,516
Indonesia	—	23,980,341	—	23,980,341
Japan	—	4,550,203	—	4,550,203
Malaysia	—	4,557,204	—	4,557,204
Mexico	17,146,678	—	—	17,146,678
Peru	9,889,387	—	—	9,889,387
Philippines	—	13,430,106	—	13,430,106
Poland	—	6,456,355	—	6,456,355
Russia	—	25,675,328	—	25,675,328
South Africa	—	43,111,364	—	43,111,364
South Korea	—	84,249,322	—	84,249,322
Switzerland	—	37,917,998	—	37,917,998
Taiwan	8,489,470	126,968,396	—	135,457,866
Thailand	—	43,529,766	—	43,529,766
Turkey	—	38,854,350	—	38,854,350
United Arab Emirates	—	3,214,567	—	3,214,567
United Kingdom	—	25,365,316	—	25,365,316
Vietnam	—	4,576,904	—	4,576,904

TOTAL COMMON STOCKS	126,949,538	979,711,965	—	1,106,661,503

Preferred Stocks
Brazil	—	34,945,396	—	34,945,396

TOTAL PREFERRED STOCKS	—	34,945,396	—	34,945,396

Investment Funds
Brazil	8,656,244	—	—	8,656,244
China	69,965,068	52,153,743	—	122,118,811
Russia	12,221,370	—	—	12,221,370
Saudi Arabia	2,121,060	—	—	2,121,060
Taiwan	5,969,360	—	—	5,969,360
Thailand	—	41,244,411	—	41,244,411
United States	103,406,558	—	—	103,406,558

TOTAL INVESTMENT FUNDS	202,339,660	93,398,154	—	295,737,814

Debt Obligations
United States	9,995,608	—	—	9,995,608

TOTAL DEBT OBLIGATIONS	9,995,608	—	—	9,995,608

Mutual Funds
United States	26,772,924	—	—	26,772,924

TOTAL MUTUAL FUNDS	26,772,924	—	—	26,772,924

Short-Term Investments	5,442,018	—	—	5,442,018

Total Investments	371,499,748	1,108,055,515	—	1,479,555,263

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,490,661	$—	$1,490,661
Futures Contracts
Equity Risk	1,016,046	—	—	1,016,046

Total	$372,515,794	$1,109,546,176	$—	$1,482,061,970

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,046,464)	$—	$(2,046,464)
Futures Contracts
Equity Risk	—	(25,334)	—	(25,334)

Total	$—	$(2,071,798)	$—	$(2,071,798)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$17,660,181	$—	$17,660,181
Chile	—	1,732,782	—	1,732,782
China	82,551,882	934,457,347	678,870	1,017,688,099
Czech Republic	—	4,037,231	—	4,037,231
India	4,345,964	78,295,594	—	82,641,558
Indonesia	—	30,129,667	—	30,129,667
Malaysia	—	1,902,632	—	1,902,632
Mexico	1,149,708	—	—	1,149,708
Pakistan	—	6,445,615	—	6,445,615
Peru	1,944,720	—	—	1,944,720
Philippines	—	14,266,473	—	14,266,473
Poland	—	77,074,481	—	77,074,481
Qatar	—	43,609,330	—	43,609,330
Russia	29,046,022	516,371,440	—	545,417,462
South Africa	—	130,142,569	—	130,142,569
South Korea	—	52,892,531	—	52,892,531
Sri Lanka	—	520,683	—	520,683
Taiwan	59,393,044	624,754,008	—	684,147,052
Thailand	—	42,131,910	—	42,131,910
Turkey	—	330,177,907	—	330,177,907
United Arab Emirates	—	30,149,062	—	30,149,062
United Kingdom	—	20,585,199	—	20,585,199

TOTAL COMMON STOCKS	178,431,340	2,957,336,642	678,870	3,136,446,852

Preferred Stocks
Colombia	8,241,021	—	—	8,241,021
Russia	—	37,186,546	—	37,186,546
South Korea	—	55,873,356	—	55,873,356
Taiwan	—	1,258,869	—	1,258,869

TOTAL PREFERRED STOCKS	8,241,021	94,318,771	—	102,559,792

Investment Funds
Russia	—	—	103,243	103,243
Thailand	—	9,698,366	—	9,698,366
United States	61,487,997	—	—	61,487,997

TOTAL INVESTMENT FUNDS	61,487,997	9,698,366	103,243	71,289,606

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$65,931,221	$—	$—	$65,931,221

TOTAL MUTUAL FUNDS	65,931,221	—	—	65,931,221

Short-Term Investments	10,838,092	—	—	10,838,092

Total Investments	324,929,671	3,061,353,779	782,113	3,387,065,563

Derivatives^
Futures Contracts
Equity Risk	9,085,668	—	—	9,085,668

Total	$334,015,339	$3,061,353,779	$782,113	$3,396,151,231

Liability Valuation Inputs
Derivatives^
Swap Contracts
Equity Risk	$—	$(899,732)	$—	$(899,732)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$801,686	$—	$801,686
Austria	—	66,687	—	66,687
Belgium	—	200,745	—	200,745
Brazil	—	103,431	—	103,431
Canada	859,052	—	—	859,052
China	—	430,112	—	430,112
Denmark	—	170,795	—	170,795
Finland	—	116,527	—	116,527
France	—	1,025,802	—	1,025,802
Germany	—	767,618	—	767,618
Hong Kong	—	321,333	—	321,333
Hungary	—	20,160	—	20,160
India	—	362,878	—	362,878
Israel	5,304	—	—	5,304
Italy	—	577,985	—	577,985
Japan	—	4,097,352	—	4,097,352
Malaysia	—	201,549	—	201,549
Netherlands	—	60,303	—	60,303
Norway	—	410,531	—	410,531
Poland	—	79,901	—	79,901
Portugal	—	202,518	—	202,518
Singapore	—	329,081	—	329,081
South Africa	—	125,927	—	125,927
South Korea	—	1,261,357	—	1,261,357
Spain	—	343,490	—	343,490
Sweden	—	635,948	—	635,948
Switzerland	—	832,086	—	832,086
Taiwan	—	396,524	—	396,524
Turkey	—	5,680	—	5,680
United Kingdom	—	2,637,421	2,872	2,640,293

TOTAL COMMON STOCKS	864,356	16,585,427	2,872	17,452,655

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$103,313	$—		$103,313

TOTAL PREFERRED STOCKS	—	103,313	—		103,313

Mutual Funds
United States	434,353	—	—		434,353

TOTAL MUTUAL FUNDS	434,353	—	—		434,353

Short-Term Investments	26,590	—	—		26,590

Total Investments	1,325,299	16,688,740	2,872		18,016,911

Derivatives^
Futures Contracts
Equity Risk	8,975	—	—		8,975

Total	$1,334,274	$16,688,740	$2,872		$18,025,886

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$180,024,536	$—		$180,024,536
Austria	—	6,816,200	—		6,816,200
Belgium	—	6,542,495	—		6,542,495
Denmark	20,457,527	55,540,711	—		75,998,238
Finland	—	45,823,069	—		45,823,069
France	36,785,409	291,338,571	—		328,123,980
Germany	—	375,193,403	—		375,193,403
Hong Kong	—	87,274,109	—		87,274,109
Ireland	6,426,622	—	—		6,426,622
Israel	—	3,010,154	—		3,010,154
Italy	62,286,159	98,059,020	—		160,345,179
Japan	—	973,869,056	—		973,869,056
Malta	—	—	0	§	0	§
Netherlands	1,451,912	146,631,822	—		148,083,734
New Zealand	—	1,549,597	—		1,549,597
Norway	—	134,457,529	—		134,457,529
Portugal	—	4,647,228	—		4,647,228
Singapore	—	83,607	—		83,607
Spain	—	44,117,899	—		44,117,899
Sweden	—	214,832,961	—		214,832,961
Switzerland	668,746	188,618,483	—		189,287,229
United Kingdom	17,920,224	575,430,007	—		593,350,231

TOTAL COMMON STOCKS	145,996,599	3,433,860,457	0	§	3,579,857,056

Preferred Stocks
Germany	—	22,833,466	—		22,833,466

TOTAL PREFERRED STOCKS	—	22,833,466	—		22,833,466

Mutual Funds
United States	64,555,168	—	—		64,555,168

TOTAL MUTUAL FUNDS	64,555,168	—	—		64,555,168

Short-Term Investments	4,868,891	—	—		4,868,891

Total Investments	215,420,658	3,456,693,923	0	§	3,672,114,581

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Equity Risk	$2,037,168	$—	$—		$2,037,168

Total	$217,457,826	$3,456,693,923	$0	§	$3,674,151,749

Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$168,817,487	$—		$168,817,487
Switzerland	—	446,670,844	—		446,670,844
Taiwan	—	140,887,886	—		140,887,886
United Kingdom	—	303,277,440	—		303,277,440
United States	5,284,073,586	—	—		5,284,073,586

TOTAL COMMON STOCKS	5,284,073,586	1,059,653,657	—		6,343,727,243

Debt Obligations
United States	15,992,972	—	—		15,992,972

TOTAL DEBT OBLIGATIONS	15,992,972	—	—		15,992,972

Mutual Funds
United States	15,705,319	—	—		15,705,319

TOTAL MUTUAL FUNDS	15,705,319	—	—		15,705,319

Short-Term Investments	80,637,068	—	—		80,637,068

Total Investments	5,396,408,945	1,059,653,657	—		6,456,062,602

Total	$5,396,408,945	$1,059,653,657	$—		$6,456,062,602

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,508,451	$—	$—		$4,508,451
Australia	—	25,178,261	—		25,178,261
Austria	—	3,811,103	—		3,811,103
Brazil	—	8,578,162	—		8,578,162
Canada	5,880,874	—	—		5,880,874
China	—	9,718,735	—		9,718,735
Colombia	3,164,100	—	—		3,164,100
Denmark	—	9,812,884	—		9,812,884
France	—	22,571,415	—		22,571,415
Germany	—	3,306,061	—		3,306,061
Hungary	—	2,883,031	—		2,883,031
India	—	2,463,918	—		2,463,918
Indonesia	—	805,110	—		805,110
Israel	—	10,534,254	—		10,534,254
Italy	—	2,258,660	—		2,258,660
Japan	—	22,087,778	—		22,087,778
Netherlands	—	1,394,393	—		1,394,393
Norway	—	35,449,378	—		35,449,378
Pakistan	—	4,167,567	—		4,167,567
Poland	—	9,945,725	—		9,945,725
Russia	—	62,969,332	—		62,969,332
Singapore	—	—	0	§	0	§

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
South Africa	$—	$5,998,106	$—		$5,998,106
South Korea	—	3,245,242	—		3,245,242
Spain	—	8,226,895	—		8,226,895
Sweden	—	13,311,323	—		13,311,323
Switzerland	—	436,131	—		436,131
Thailand	—	9,893,765	—		9,893,765
Turkey	—	1,324,630	—		1,324,630
Ukraine	—	3,495,224	—		3,495,224
United Kingdom	—	86,468,067	—		86,468,067
United States	71,346,798	—	—		71,346,798

TOTAL COMMON STOCKS	84,900,223	370,335,150	0	§	455,235,373

Preferred Stocks
Brazil	—	20,388,791	—		20,388,791
Chile	16,175,223	—	—		16,175,223
Russia	—	7,632,098	—		7,632,098

TOTAL PREFERRED STOCKS	16,175,223	28,020,889	—		44,196,112

Rights/warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	5,233,701	—	—		5,233,701

TOTAL MUTUAL FUNDS	5,233,701	—	—		5,233,701

Short-Term Investments	1,438,275	—	—		1,438,275

Total Investments	107,747,422	398,356,039	0	§	506,103,461

Total	$107,747,422	$398,356,039	$0	§	$506,103,461

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$356,707,603	$—	$—		$356,707,603

TOTAL DEBT OBLIGATIONS	356,707,603	—	—		356,707,603

Short-Term Investments	104,388,709	—	—		104,388,709

Total Investments	461,096,312	—	—		461,096,312

Total	$461,096,312	$—	$—		$461,096,312

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(2,103,439)	$—	$—		$(2,103,439)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,949,556	$—		$1,949,556
Austria	—	246,812	—		246,812
Belgium	—	154,637	—		154,637
Brazil	—	522,645	—		522,645

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Canada	$1,521,581	$—	$—		$1,521,581
China	—	1,205,446	—		1,205,446
Denmark	186,010	227,490	—		413,500
Finland	—	824,546	—		824,546
France	41,600	4,103,637	—		4,145,237
Germany	—	3,109,519	—		3,109,519
Hong Kong	—	885,713	—		885,713
Hungary	—	94,597	—		94,597
India	—	465,152	3,578		468,730
Ireland	—	175,363	—		175,363
Italy	556,794	1,071,656	—		1,628,450
Japan	—	12,969,071	—		12,969,071
Malta	—	—	0	§	0	§
Mexico	92,782	—	—		92,782
Netherlands	56,568	784,897	—		841,465
Norway	—	1,156,662	—		1,156,662
Philippines	—	11,190	—		11,190
Poland	—	11,324	—		11,324
Portugal	—	26,496	—		26,496
Russia	—	457,395	—		457,395
Singapore	—	27,091	—		27,091
South Africa	—	276,198	—		276,198
South Korea	104,960	634,801	—		739,761
Spain	—	748,700	—		748,700
Sweden	—	2,677,981	—		2,677,981
Switzerland	—	2,405,363	—		2,405,363
Taiwan	—	512,633	—		512,633
Thailand	—	185,226	—		185,226
Turkey	—	48,561	—		48,561
United Kingdom	272,134	6,520,439	5,655		6,798,228

TOTAL COMMON STOCKS	2,832,429	44,490,797	9,233		47,332,459

Preferred Stocks
Brazil	—	22,366	—		22,366
Germany	—	346,047	—		346,047
South Korea	—	895	—		895
Sweden	—	17,594	—		17,594

TOTAL PREFERRED STOCKS	—	386,902	—		386,902

Mutual Funds
United States	846,701	—	—		846,701

TOTAL MUTUAL FUNDS	846,701	—	—		846,701

Short-Term Investments	112,726	—	—		112,726

Total Investments	3,791,856	44,877,699	9,233		48,678,788

Derivatives^
Futures Contracts
Equity Risk	20,522	—	—		20,522

Total	$3,812,378	$44,877,699	$9,233		$48,699,310

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Asset Valuation Inputs
Common Stocks	$864,160,784	$—	$—	$864,160,784
Mutual Funds	21,833,340	—	—	21,833,340
Short-Term Investments	1,858,785	—	—	1,858,785

Total Investments	887,852,909	—	—	887,852,909

Derivatives^
Futures Contracts
Equity Risk	282,177	—	—	282,177

Total	$888,135,086	$—	$—	$888,135,086

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, fully funded total return swaps and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At February 28, 2019, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of February 28, 2019		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2019
Climate Change Fund
Common Stocks
Australia	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—		$0	§	$(12,229)

Total	$12,229	$—	$—	$—	$—	$(12,229)	$—	$—		$0	§	$(12,229)

Emerging Domestic Opportunities Fund
Common Stocks
India	$27,450,114	$—	$(15,969,602)	$—	$336,980	$(11,697,844)	$—	$(119,648	)‡	$—		$—

Total	$27,450,114	$—	$(15,969,602)	$—	$336,980	$(11,697,844)	$—	$(119,648)		$—		$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Balances as of February 28, 2018	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2019		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2019
Emerging Markets Fund
Common Stocks
China	$680,939	$—	$—	$—	$—	$(2,069)	$—	$—	$678,870		$(2,069)
India	1,802,252	—	(59,939)	—	(397,686)	(1,201,455)	—	(143,172)‡	—		—

Total	$2,483,191	$—	$(59,939)	$—	$(397,686)	$(1,203,524)	$—	$(143,172)	$678,870		$(2,069)

Investment Funds
India	$98,736	$—	$(289,993)	$—	$289,993	$(98,736)	$—	$—	$—		$—
Russia	2,704,993	—	(2,217,163)	—	0	(384,587)	—	—	103,243		(384,587)

Total Investment Funds	$2,803,729	$—	$(2,507,156)	$—	$289,993	$(483,323)	$—	$—	$103,243		$(384,587)

Total	$5,286,920	$—	$(2,567,095)	$—	$(107,693)	$(1,686,847)	$—	$(143,172)	$782,113		$(386,656)

Foreign Small Companies Fund
Common Stocks
United Kingdom	$—	$4,959	$—	$—	$—	$(2,087)	$—	$—	$2,872		$(2,087)

Total	$—	$4,959	$—	$—	$—	$(2,087)	$—	$—	$2,872		$(2,087)

Resources Fund
Common Stocks
Singapore	$197,420	$—	$(189,788)	$—	$(631,111)	$623,479	$—	$—	$0	§	$(22,632)

Total	$197,420	$—	$(189,788)	$—	$(631,111)	$623,479	$—	$—	$0	§	$(22,632)

Tax-Managed International Equities Fund
Common Stocks
India	$—	$3,788	$—	$—	$—	$(210)	$—	$—	$3,578		$(210)
United Kingdom	—	9,925	—	—	—	(4,270)	—	—	5,655		(4,270)

Rights/Warrants
Brazil	$1,369	$—	$0	$—	$0	$(1,369)	$—	$—	$—		$—

Total	$1,369	$13,713	$0	$—	$0	$(5,849)	$—	$—	$9,233		$(4,480)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Capital loss carry forwards		X	X		X		X	X	X
Derivative contract transactions		X	X	X	X			X	X
Dividend income and withholding tax reclaim reserves			X	X	X				X
Dividends received from underlying investments						X
Foreign currency transactions		X	X	X					X
Late-year ordinary losses			X				X
Losses on wash sale transactions	X	X	X	X	X		X		X	X
Non-deductible expenses				X
Passive foreign investment company transactions		X	X	X	X		X		X
Post-October capital losses	X	X	X	X	X		X	X		X
Redemption in-kind transactions		X			X	X				X
Foreign capital gains taxes		X	X
Partnership interest tax allocations			X
Losses on security sales					X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2019			Tax year ended February 28, 2018

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	1,882,618	398,532	2,281,150	667,145	—	667,145
Emerging Domestic Opportunities Fund	75,761,025	139,865,478	215,626,503	31,510,027	—	31,510,027
Emerging Markets Fund	114,526,442	—	114,526,442	136,413,021	—	136,413,021
Foreign Small Companies Fund	7,371,382	4,870,704	12,242,086	34,869,346	25,090,273	59,959,619
International Equity Fund	125,861,550	—	125,861,550	173,426,570	—	173,426,570
Quality Fund	131,525,838	1,021,829,009	1,153,354,847	212,456,599	436,963,160	649,419,759
Resources Fund	16,770,715	—	16,770,715	10,936,883	—	10,936,883
Risk Premium Fund	5,401,569	—	5,401,569	10,150,823	14,577,950	24,728,773
Tax-Managed International Equities Fund	1,170,737	1,772,678	2,943,415	3,315,762	—	3,315,762
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	17,710,730	151,413,028	169,123,758	36,913,913	136,022,591	172,936,504

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2019, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Climate Change Fund	152,000	—	—	—	(1,460,363)
Emerging Domestic Opportunities Fund	13,519,867	—	—	(41,196,254)	(80,575,286)
Emerging Markets Fund	10,651,853	—	—	(1,385,908,713)	(56,518,273)
Foreign Small Companies Fund	28,870	342,062	—	—	(621,289)
International Equity Fund	—	—	—	(1,001,539,964)	(35,457,172)
Quality Fund	22,986,556	54,746,794	—	—	—
Resources Fund	—	—	(1,257,027)	(33,399,493)	(1,233,437)
Risk Premium Fund	1,472,132	—	—	(4,521,815)	(3,545,447)
Tax-Managed International Equities Fund	221,159	—	—	(7,785,637)	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	2,905,363	19,645,093	—	—	(9,521,958)

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	—	—
Emerging Domestic Opportunities Fund	(41,196,254)	—
Emerging Markets Fund	(170,411,797)	(1,215,496,916)
Foreign Small Companies Fund	—	—
International Equity Fund	(733,732,091)	(267,807,873)
Quality Fund	—	—
Resources Fund	(21,563,172)	(11,836,321)
Risk Premium Fund	(1,426,330)	(3,095,485)
Tax-Managed International Equities Fund	(7,785,637)	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

As of February 28, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	115,544,894	5,898,602	(8,439,622)	(2,541,020)	—
Emerging Domestic Opportunities Fund	1,460,315,003	63,969,675	(44,729,415)	19,240,260	(581,138)
Emerging Markets Fund	3,251,282,152	355,676,554	(219,893,143)	135,783,411	(899,732)
Foreign Small Companies Fund	20,145,021	895,371	(3,023,481)	(2,128,110)	—
International Equity Fund	3,787,546,234	248,437,044	(363,868,698)	(115,431,654)	—
Quality Fund	4,394,189,058	2,093,075,937	(31,202,393)	2,061,873,544	—
Resources Fund	445,218,370	74,592,412	(13,707,321)	60,885,091	—
Risk Premium Fund	461,207,933	1,947,083	(2,058,704)	(111,621)	—
Tax-Managed International Equities Fund	40,699,895	8,697,562	(718,669)	7,978,893	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	837,391,581	78,597,087	(28,135,759)	50,461,328	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian and fund accounting agent except for Emerging Markets Fund’s holdings in Indian assets, for which Brown Brothers Harriman & Co. (“BBH”) serves as custodian. Prior to November 3, 2017, BBH served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Fund (formerly U.S. Equity Allocation Fund), and Risk Premium Fund. State Street serves as the transfer agent for all Funds. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

As of February 28, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Climate Change Fund	Emerging Domestic Opportunities Fund(a)	Emerging Markets Fund(a)	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund(b)	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Purchase Premium	—	0.40%	0.40%	0.50%	—	—	0.30%	—	—	—
Redemption Fee	—	0.40%	0.40%	0.50%	—	—	0.30%	—	—	—

(a)	Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
(b)	Prior to May 18, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2017-08, “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

In August 2018, the FASB issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have adopted the modifications and removals under this amendment, resulting in modifications of disclosures in Note 2.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.11% of the Fund’s total net assets as of

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

February 28, 2019 and is included within miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Commodities Risk	X						X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk		X						X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X						X
Merger Arbitrage Risk	X						X
Non-Diversified Funds	X	X	X			X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin

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requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to

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fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than

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a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries are in the early stages of operation and have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, and may incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments

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in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

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To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment

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programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

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The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund

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February 28, 2019

•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial

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February 28, 2019

reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any,

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Notes to Financial Statements — (Continued)

February 28, 2019

through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X			X	X
Options (Written)
Substitute for direct equity investment							X
Swap contracts
Substitute for direct equity investment		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2019

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on

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inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019 and the Statements of Operations for the year ended February 28, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Climate Change Fund
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$12	$—	$—	$—	$12

Total	$—	$12	$—	$—	$—	$12

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts		Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,490,661	$—		$—	$1,490,661
Unrealized Appreciation on Futures Contracts¤	—	1,016,046	—	—		—	1,016,046

Total	$—	$1,016,046	$1,490,661	$—	$		$2,506,707

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$1,016,046	$1,490,661	$—		$—	$2,506,707

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,046,464)	$—		$—	$(2,046,464)
Unrealized Depreciation on Futures Contracts¤	—	(25,334)	—	—		—	(25,334)

Total	$—	$(25,334)	$(2,046,464)	$—		$—	$(2,071,798)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$(25,334)	$(2,046,464)	$—		$—	$(2,071,798)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$2,156,918	$—	$—		$—	$2,156,918
Investments (fully funded total return swaps)	—	8,328,170	—	—		—	8,328,170
Forward Currency Contracts	—	—	(892,418)	—		—	(892,418)
Futures Contracts	—	(17,944,529)	—	—		—	(17,944,529)
Swap Contracts	—	3,591,790	—	—		—	3,591,790

Total	$—	$(3,867,651)	$(892,418)	$—		$—	$(4,760,069)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(1,789,923)	$—	$—		$—	$(1,789,923)
Investments (fully funded total return swaps)	—	(9,632,908)	—	—		—	(9,632,908)
Forward Currency Contracts	—	—	(2,911,575)	—		—	(2,911,575)
Futures Contracts	—	2,126,963	—	—		—	2,126,963

Total	$—	$(9,295,868)	$(2,911,575)	$—		$—	$(12,207,443)

Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$9,085,668	$—	$—		$—	$9,085,668

Total	$—	$9,085,668	$—	$—		$—	$9,085,668

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$9,085,668	$—	$—		$—	$9,085,668

Liability Derivatives
Swap Contracts, at value¤	$—	$(899,732)	$—	$—		$—	$(899,732)

Total	$—	$(899,732)	$—	$—		$—	$(899,732)

Derivatives not subject to Master Agreements	$—	$—	$—	$—		$—	$—

Total subject to Master Agreements	$—	$(899,732)	$—	$—		$—	$(899,732)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$(85,564)	$—	$—		$—	$(85,564)
Futures Contracts	—	(35,014,626)	—	—		—	(35,014,626)
Swap Contracts	—	(4,248,776)	—	—		—	(4,248,776)

Total	$—	$(39,348,966)	$—	$—		$—	$(39,348,966)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$(423,736)	$—	$—		$—	$(423,736)
Futures Contracts	—	(8,737,188)	—	—		—	(8,737,188)
Swap Contracts	—	(1,335,673)	—	—		—	(1,335,673)

Total	$—	$(10,496,597)	$—	$—		$—	$(10,496,597)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts		Equity Contracts	Foreign Currency Contracts		Interest Rate Contracts		Other Contracts		Total
Foreign Small Companies Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤		$—	$8,975		$—		$—		$—	$8,975

Total		$—	$8,975		$—		$—		$—	$8,975

Derivatives not subject to Master Agreements		$—	$—		$—		$—		$—	$—

Total subject to Master Agreements		$—	$8,975		$—		$—		$—	$8,975

Net Realized Gain (Loss) on
Futures Contracts		$—	$32,931		$—		$—		$—	$32,931

Total		$—	$32,931		$—		$—		$—	$32,931

Change in Net Appreciation (Depreciation) on
Futures Contracts		$—	$41,823		$—		$—		$—	$41,823

Total		$—	$41,823		$—		$—		$—	$41,823

International Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤		$—	$2,037,168		$—		$—		$—	$2,037,168

Total	$		$2,037,168	$		$		$		$2,037,168

Derivatives not subject to Master Agreements		$—	$—		$—		$—		$—	$—

Total subject to Master Agreements		$—	$2,037,168		$—		$—		$—	$2,037,168

Net Realized Gain (Loss) on
Investments (rights and/or warrants)		$—	$624,176		$—		$—		$—	$624,176
Futures Contracts		—	(809,767)		—		—		—	(809,767)

Total		$—	$(185,591)		$—		$—		$—	$(185,591)

Change in Net Appreciation (Depreciation) on
Futures Contracts		$—	$2,042,544		$—		$—		$—	$2,042,544

Total		$—	$2,042,544		$—		$—		$—	$2,042,544

Resources Fund
Asset Derivatives
Investments, at value (rights and/or warrants)		$—	$0 §		$—		$—		$—	$0 §

Total		$—	$0 §		$—		$—		$—	$0 §

Derivatives not subject to Master Agreements		$—	$0 §		$—		$—		$—	$0 §

Total subject to Master Agreements		$—	$—		$—		$—		$—	$—

Net Realized Gain (Loss) on
Investments (rights and/or warrants)		$—	$9,123		$—		$—		$—	$9,123

Total		$—	$9,123		$—		$—		$—	$9,123

Risk Premium Fund
Liability Derivatives
Written Options, at value		$—	$(2,103,439)		$—		$—		$—	$(2,103,439)

Total		$—	$(2,103,439)		$—		$—		$—	$(2,103,439)

Derivatives not subject to Master Agreements		$—	$—		$—		$—		$—	$—

Total subject to Master Agreements		$—	$(2,103,439)		$—		$—		$—	$(2,103,439)

Net Realized Gain (Loss) on
Written Options		$—	$(5,313,416)		$—		$—		$—	$(5,313,416)

Total		$—	$(5,313,416)		$—		$—		$—	$(5,313,416)

Change in Net Appreciation (Depreciation) on
Written Options		$—	$1,119,723		$—		$—		$—	$1,119,723

Total		$—	$1,119,723		$—		$—		$—	$1,119,723

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts		Equity Contracts	Foreign Currency Contracts		Interest Rate Contracts		Other Contracts		Total
Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤		$—	$20,522		$—		$—		$—	$20,522

Total	$		$20,522	$		$		$		$20,522

Derivatives not subject to Master Agreements		$—	$—		$—		$—		$—	$—

Total subject to Master Agreements		$—	$20,522		$—		$—		$—	$20,522

Net Realized Gain (Loss) on
Investments (rights and/or warrants)		$—	$2,404		$—		$—		$—	$2,404
Futures Contracts		—	(129,566)		—		—		—	(129,566)

Total		—	(127,162)		—		—		—	(127,162)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)		$—	$(2,379)		$—		$—		$—	$(2,379)
Futures Contracts		—	67,271		—		—		—	67,271

Total		$—	$64,892		$—		$—		$—	$64,892

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤		$—	$282,177		$—		$—		$—	$282,177

Total		$—	$282,177		$—		$—		$—	$282,177

Derivatives not subject to Master Agreements		$—	$—		$—		$—		$—	$—

Total subject to Master Agreements		$—	$282,177		$—		$—		$—	$282,177

Net Realized Gain (Loss) on
Futures Contracts		$—	$119,499		$—		$—		$—	$119,499

Total		$—	$119,499		$—		$—		$—	$119,499

Change in Net Appreciation (Depreciation) on
Futures Contracts		$—	$207,936		$—		$—		$—	$207,936

Total		$—	$207,936		$—		$—		$—	$207,936

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2019, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2019:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$1,490,661	$—	$1,490,661	$—

Total	$1,490,661	$—	$1,490,661	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$2,046,464	$(555,803)	$(1,490,661)	$—	*

Total	$2,046,464	$(555,803)	$(1,490,661)	$—

Emerging Markets Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$899,732	$(800,000)	$—	$99,732

Total	$899,732	$(800,000)	$—	$99,732

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/ Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$2,103,439	$(2,103,439)	$—	$—	*

Total	$2,103,439	$(2,103,439)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/ or warrants) and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)		Options (Contracts)	Rights and/or Warrants ($)
Climate Change Fund	—	—	—		—	3,712	*
Emerging Domestic Opportunities Fund	196,280,507	76,956,033	23,158,868	**	—	648,218
Emerging Markets Fund	—	251,281,886	21,701,885	**	—	49,769
Foreign Small Companies Fund	—	341,002	—		—	0	§
International Equity Fund	—	39,681,681	—		—	46,558
Resources Fund	—	—	—		—	27,919
Risk Premium Fund	—	—	—		2,038	—
Tax-Managed International Equities Fund	—	733,530	—		—	729
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	4,515,048	—		—	—

*	During the year ended February 28, 2019, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.
**	Includes fully funded total return swap average derivative activity for the year ended February 28, 2019.
§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Management Fee	0.60%(a)	0.75%	0.75%(b)	0.60%(c)	0.50%	0.33%	0.50%	0.25%(d)	0.50%	0.31%

(a)	GMO has voluntarily agreed to reduce its annual management fee by 0.15% through December 31, 2018.
(b)	GMO has contractually agreed to reduce, through at least June 30, 2019, its annual management fee to an annual rate of 0.65% of the fund’s average daily net asset value.
(c)	Prior to June 30, 2017, the management fee was 0.70%. For the period from May 1, 2017 through July 31, 2017, GMO waived its management fee.
(d)	Prior to October 1, 2018, the management fee was 0.45%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%
Foreign Small Companies Fund(a)		0.15%	0.10%*
International Equity Fund	0.22%	0.15%	0.09%
Quality Fund		0.15%	0.105%	0.085%*	0.055%
Resources Fund		0.15%	0.10%	0.085%*	0.055%*
Risk Premium Fund		0.15%	0.10%*	0.085%*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)		0.15%	0.10%*	0.085%*	0.055%

*	Class is offered but has no shareholders as of February 28, 2019.
(a)	For the period from May 1, 2017 through July 31, 2017, GMO waived its shareholder service fees.

For each Fund, other than Climate Change Fund, for the period prior to September 25, 2018, and Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund, for the period prior to September 25, 2018, and Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund, for the period prior to September 25, 2018, and Resources Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period starting September 25, 2018, GMO has contractually agreed to waive its fees and/or reimburse GMO Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; and 0.675% for Class VI shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through September 25, 2019, and may not be terminated prior to such date without the action or consent of the Trust’s Board of Trustees.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

For the year ended February 28, 2019, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
Resources Fund	$68,411

On February 28, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2020	Expiring the year ending February 28, 2021	Expiring the year ending February 28, 2022
Resources Fund, Class III	—	—	—
Resources Fund, Class IV	—	—	—

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2019 (and, in the case of Climate Change Fund, through at least September 25, 2019) for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	1,221	98
Emerging Domestic Opportunities Fund	41,866	4,681
Emerging Markets Fund	91,876	9,795
Foreign Small Companies Fund	1,608	186
International Equity Fund	93,895	10,184
Quality Fund	158,016	16,581
Resources Fund	9,012	827
Risk Premium Fund	7,559	714
Tax-Managed International Equities Fund	1,080	78
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	24,501	2,733

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2019 these indirect fees and expenses expressed as a percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Climate Change Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	0.000%	< 0.001%
Risk Premium Fund	0.000%	0.000%	0.000%	0.000%
Tax-Managed International Equities Fund	< 0.001%	0.000%	0.000%	< 0.001%
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	< 0.001%	0.000%	0.000%	< 0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2019, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2019 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	190,616,928	—	99,587,184
Emerging Domestic Opportunities Fund	10,003,569	4,409,495,875	—	4,881,729,722
Emerging Markets Fund	—	5,021,746,873	—	6,186,878,840
Foreign Small Companies Fund	—	20,195,806	—	138,186,016
International Equity Fund	—	2,228,424,506	—	2,955,396,514
Quality Fund	26,000,066	1,349,832,143	10,001,198	3,405,992,865
Resources Fund	—	458,338,267	—	296,072,264
Risk Premium Fund	313,805,437	—	31,850,281	—
Tax-Managed International Equities Fund	—	59,668,434	—	71,571,875
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	1,108,170,411	—	1,600,527,351

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2019. In-kind purchases and sales of securities and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Emerging Domestic Opportunities Fund	—	69,588,804	4,338,176
International Equity Fund	—	580,193,344	128,714,535
Quality Fund	—	186,934,301	73,748,233
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	—	232,339,705	35,493,518

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 28, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	2		36.19%	15.91%	5.09%
Emerging Domestic Opportunities Fund*	2		41.84%	1.20%	0.23%
Emerging Markets Fund*	3		¥34.40%	0.73%	68.05%
Foreign Small Companies Fund	1		79.00%	0.24%	—
International Equity Fund	4	§	60.04%	0.01%	90.40%
Quality Fund	—		—	0.30%	13.51%
Resources Fund	2	‡	84.20%	4.30%	22.34%
Risk Premium Fund	3		¥96.90%	0.10%	99.79%
Tax-Managed International Equities Fund	4		80.27%	0.15%	—
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	4		¥74.08%	0.04%	97.30%

*	The Fund’s outstanding shares were owned by more than 10 shareholders as of February 28, 2019.
‡	One of the shareholders is another fund managed by GMO.
¥	Three of the shareholders are other funds of the Trust.
§	Four of the shareholders are other funds of the Trust.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2019				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
Climate Change Fund
Class III:*
Shares sold	3,903,360		$90,089,432		1,093,126	$23,929,134
Shares issued to shareholders in reinvestment of distributions	103,496		2,222,541		28,235	655,616
Shares repurchased	(1,218)		(23,934)		—	—

Net increase (decrease)	4,005,638		$92,288,039		1,121,361	$24,584,750

Emerging Domestic Opportunities Fund
Class II:
Shares sold	3,204,901		$79,061,263		1,817,724	$49,043,727
Shares issued to shareholders in reinvestment of distributions	2,490,941		56,567,432		272,286	7,617,993
Shares repurchased	(8,330,784)		(210,026,067)		(4,486,864)	(116,784,190)
Purchase premiums	—		38,384		—	74,964
Redemption fees	—		1,033,437		—	542,684

Net increase (decrease)	(2,634,942)		$(73,325,551)		(2,396,854)	$(59,504,822)

Class III:
Shares sold	5,850,770		$140,285,180		—	$—
Shares issued to shareholders in reinvestment of distributions	453,611		10,280,699		60,784	1,697,769
Shares repurchased	(2,332,378)		(55,472,756)		(1,551,984)	(41,407,143)
Purchase premiums	—		10,174		—	14,320
Redemption fees	—		278,104		—	104,186

Net increase (decrease)	3,972,003		$95,381,401		(1,491,200)	$(39,590,868)

Class IV:
Shares sold	—		$—		—	$—
Shares issued to shareholders in reinvestment of distributions	1,321,813		30,066,258		151,953	4,239,893
Shares repurchased	(6,601,782)		(146,346,252)		(4,539,880)	(123,386,543)
Purchase premiums	—		16,918		—	37,899
Redemption fees	—		504,318		—	274,132

Net increase (decrease)	(5,279,969)		$(115,758,758)		(4,387,927)	$(118,834,619)

Class V:
Shares sold	1,849,860		$42,178,952		2,321,991	$57,701,679
Shares issued to shareholders in reinvestment of distributions	4,876,381		110,661,725		598,836	16,696,891
Shares repurchased	(16,151,988	)(a)	(385,477,492	)(a)	(422,783)	(12,691,594)
Purchase premiums	—		67,764		—	132,470
Redemption fees	—		1,730,847		—	962,652

Net increase (decrease)	(9,425,747)		$(230,838,204)		2,498,044	$62,802,098

Class VI:‡
Shares sold					546,851	$12,564,071
Shares issued to shareholders in reinvestment of distributions					—	—
Shares repurchased					(1,215,116)	(28,809,003)
Purchase premiums					—	48
Redemption fees					—	2,069

Net increase (decrease)					(668,265)	$(16,242,815)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares		Amount
Emerging Markets Fund
Class II:
Shares sold	4,401,593	$143,683,129	2,144,525		$76,615,465
Shares issued to shareholders in reinvestment of distributions	291,349	8,605,697	298,236		10,137,847
Shares repurchased	(3,849,640)	(129,008,521)	(5,901,364)		(198,656,462)
Purchase premiums	—	57,830	—		412,144
Redemption fees	—	888,215	—		1,199,050

Net increase (decrease)	843,302	$24,226,350	(3,458,603)		$(110,291,956)

Class III:
Shares sold	2,787,118	$91,244,415	5,262,213		$189,034,182
Shares issued to shareholders in reinvestment of distributions	203,100	6,015,118	160,773		5,490,307
Shares repurchased	(5,098,345)	(169,757,234)	(4,761,245)		(152,016,265)
Purchase premiums	—	48,070	—		163,459
Redemption fees	—	731,576	—		573,854

Net increase (decrease)	(2,108,127)	$(71,718,055)	661,741		$43,245,537

Class IV:‡‡
Shares sold	—	$—	12,287,373		$414,505,112
Shares issued to shareholders in reinvestment of distributions	—	—	200,918		6,727,048
Shares repurchased	(13,413,860)	(454,910,684)	(18,629,708)		(647,014,911)
Purchase premiums	—	29,880	—		616,336
Redemption fees	—	305,681	—		1,577,373

Net increase (decrease)	(13,413,860)	$(454,575,123)	(6,141,417)		$(223,589,042)

Class V:‡‡‡
Shares sold	546,340	$18,389,796	913,530		$29,688,750
Shares issued to shareholders in reinvestment of distributions	37,522	1,128,252	124,905		4,213,667
Shares repurchased	(5,323,979)	(159,779,021)	(10,910)		(389,825)
Purchase premiums	—	20,982	—		124,417
Redemption fees	—	320,532	—		354,662

Net increase (decrease)	(4,740,117)	$(139,919,459)	1,027,525		$33,991,671

Class VI:
Shares sold	18,836,288	$615,708,595	14,003,693		$460,981,387
Shares issued to shareholders in reinvestment of distributions	3,073,538	90,223,106	2,950,428		99,601,307
Shares repurchased	(36,862,271)	(1,203,088,049)	(36,424,149)		(1,211,074,646)
Purchase premiums	—	466,824	—		2,981,424
Redemption fees	—	7,255,860	—		8,857,454

Net increase (decrease)	(14,952,445)	$(489,433,664)	(19,470,028)		$(638,653,074)

Foreign Small Companies Fund
Class III:
Shares sold	278,363	$3,698,515	1,205,904		$18,448,098
Shares issued to shareholders in reinvestment of distributions	582,296	7,442,781	1,155,505		17,572,868
Shares repurchased	(3,023,371)	(37,494,528)	(15,628,838	)(b)	(245,691,422	)(b)
Purchase premiums	—	2,500	—		1,984
Redemption fees	—	502,123	—		396,995

Net increase (decrease)	(2,162,712)	$(25,848,609)	(13,267,429)		$(209,271,477)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019				Year Ended February 28, 2018

	Shares		Amount		Shares		Amount
Foreign Small Companies Fund (continued)
Class IV:‡‡‡‡
Shares sold	—		$—		4,509,349		$70,616,166
Shares issued to shareholders in reinvestment of distributions	357,739		4,785,668		2,798,225		42,386,751
Shares repurchased	(6,662,855)		(88,401,324)		(40,727,929	)(c)	(627,887,398	)(c)
Purchase premiums	—		—		—		5,741
Redemption fees	—		111,351		—		824,581

Net increase (decrease)	(6,305,116)		$(83,504,305)		(33,420,355)		$(514,054,159)

International Equity Fund
Class II:
Shares sold	11,917		$233,788		489,231		$11,146,918
Shares issued to shareholders in reinvestment of distributions	18,106		351,230		15,844		367,095
Shares repurchased	(128,051)		(2,882,249)		(11,060)		(259,126)

Net increase (decrease)	(98,028)		$(2,297,231)		494,015		$11,254,887

Class III:
Shares sold	6,170,386		$129,662,149		5,618,387		$134,845,293
Shares issued to shareholders in reinvestment of distributions	735,871		14,422,969		676,948		15,748,936
Shares repurchased	(2,267,308)		(48,310,377)		(21,799,987)		(490,728,694)

Net increase (decrease)	4,638,949		$95,774,741		(15,504,652)		$(340,134,465)

Class IV:
Shares sold	13,045,053		$273,347,845		8,188,636		$186,191,569
Shares issued to shareholders in reinvestment of distributions	5,654,415		110,749,922		6,749,246		156,837,529
Shares repurchased	(54,064,238	)(d)	(1,211,296,562	)(d)	(72,887,892)		(1,667,210,560)

Net increase (decrease)	(35,364,770)		$(827,198,795)		(57,950,010)		$(1,324,181,462)

Quality Fund
Class III:
Shares sold	16,255,202		$379,498,126		9,569,371		$233,792,192
Shares issued to shareholders in reinvestment of distributions	21,144,460		470,866,346		9,710,900		236,338,887
Shares repurchased	(40,046,730)		(991,355,485)		(41,778,688)		(994,664,619)

Net increase (decrease)	(2,647,068)		$(140,991,013)		(22,498,417)		$(524,533,540)

Class IV:
Shares sold	16,246,296		$396,671,448		2,687,351		$65,544,766
Shares issued to shareholders in reinvestment of distributions	8,375,289		184,871,739		3,024,905		73,674,810
Shares repurchased	(11,645,987)		(275,530,264)		(23,049,188)		(543,039,198)

Net increase (decrease)	12,975,598		$306,012,923		(17,336,932)		$(403,819,622)

Class V:‡‡‡
Shares sold	239,817		$5,820,347		15,240,672		$355,202,520
Shares issued to shareholders in reinvestment of distributions	863,594		19,533,549		753,632		18,275,903
Shares repurchased	(7,303,762)		(171,815,974)		(30,753,264)		(742,878,377)

Net increase (decrease)	(6,200,351)		$(146,462,078)		(14,758,960)		$(369,399,954)

Class VI:
Shares sold	7,869,954		$186,506,908		29,403,277		$709,386,725
Shares issued to shareholders in reinvestment of distributions	18,758,196		417,401,151		11,410,443		277,711,590
Shares repurchased	(68,400,304	)(e)	(1,710,007,741	)(e)	(51,435,726)		(1,236,751,765)

Net increase (decrease)	(41,772,154)		$(1,106,099,682)		(10,622,006)		$(249,653,450)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	5,913,886	$119,547,649	1,468,960	$30,964,916
Shares issued to shareholders in reinvestment of distributions	247,853	4,777,428	48,976	868,248
Shares repurchased	(400,869)	(7,598,970)	(234,190)	(4,012,036)
Purchase premiums	—	110,295	—	43,889
Redemption fees	—	6,715	—	16,475

Net increase (decrease)	5,760,870	$116,843,117	1,283,746	$27,881,492

Class IV:
Shares sold	1,874,792	$40,017,125	5,366,277	$102,162,843
Shares issued to shareholders in reinvestment of distributions	613,109	11,888,579	549,915	9,781,398
Shares repurchased	(74,786)	(1,535,583)	(2,712,619)	(52,821,227)
Purchase premiums	—	365,656	—	351,383
Redemption fees	—	16,509	—	156,297

Net increase (decrease)	2,413,115	$50,752,286	3,203,573	$59,630,694

Risk Premium Fund
Class III:
Shares sold	594,623	$16,138,183	—	$—
Shares issued to shareholders in reinvestment of distributions	7,902	206,499	25,484	724,208
Shares repurchased	(323,281)	(7,967,768)	(65,778)	(1,906,884)
Purchase premiums	—	1	—	122
Redemption fees	—	364	—	1,284

Net increase (decrease)	279,244	$8,377,279	(40,294)	$(1,181,270)

Class VI:
Shares sold	16,071,145	$438,504,961	122,003	$3,443,846
Shares issued to shareholders in reinvestment of distributions	197,404	5,195,070	845,070	24,004,565
Shares repurchased	(4,871,506)	(134,197,516)	(844,262)	(25,708,492)
Purchase premiums	—	27	—	5,052
Redemption fees	—	14,461	—	40,139

Net increase (decrease)	11,397,043	$309,517,003	122,811	$1,785,110

Tax-Managed International Equities Fund
Class III:
Shares sold	1,260,151	$15,804,345	34,844	$588,984
Shares issued to shareholders in reinvestment of distributions	139,568	2,039,645	118,562	1,953,043
Shares repurchased	(1,918,780)	(28,146,477)	(4,210,695)	(70,417,290)

Net increase (decrease)	(519,061)	$(10,302,487)	(4,057,289)	$(67,875,263)

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Class III:
Shares sold	4,165,849	$54,818,037	1,426,974	$22,200,337
Shares issued to shareholders in reinvestment of distributions	995,861	13,029,413	503,101	7,560,282
Shares repurchased	(140,451)	(2,111,646)	(4,161,819)	(62,443,147)

Net increase (decrease)	5,021,259	$65,735,804	(2,231,744)	$(32,682,528)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019				Year Ended February 28, 2018

	Shares		Amount		Shares	Amount
U.S. Equity Fund (formerly U.S. Equity Allocation Fund) (continued)
Class IV:‡‡
Shares sold	189,947		$2,270,787		4,181,151	$64,392,213
Shares issued to shareholders in reinvestment of distributions	480,081		6,281,718		221,349	3,311,107
Shares repurchased	(3,005,796)		(39,503,937)		(3,169,071)	(49,096,124)

Net increase (decrease)	(2,335,768)		$(30,951,432)		1,233,429	$18,607,196

Class V:‡‡‡
Shares sold	292,730		$4,423,147		—	$—
Shares issued to shareholders in reinvestment of distributions	484,000		6,695,554		953,644	14,275,839
Shares repurchased	(4,711,578)		(63,271,141)		(7,929,615)	(121,076,853)

Net increase (decrease)	(3,934,848)		$(52,152,440)		(6,975,971)	$(106,801,014)

Class VI:
Shares sold	4,491,218		$59,093,282		3,148,627	$46,726,515
Shares issued to shareholders in reinvestment of distributions	10,974,139		143,034,255		9,856,724	147,659,798
Shares repurchased	(35,344,226	)(f)	(527,299,355	)(f)	(32,244,150)	(489,038,891)

Net increase (decrease)	(19,878,869)		$(325,171,818)		(19,238,799)	$(294,652,578)

*	The period under the heading “Year Ended February 28, 2018” represents the period from April 5, 2017 (commencement of operations) through February 28, 2018.
‡	For the period March 30, 2017 to February 28, 2019, Class VI had no shareholders.
‡‡	For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
‡‡‡	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
‡‡‡‡	For the period May 3, 2018 to February 28, 2019, Class IV had no shareholders.
(a)	2,739,717 shares and $69,588,804 were redeemed in-kind by affiliates.
(b)	2,421,878 shares and $37,805,522 were redeemed in-kind by affiliates.
(c)	32,418,183 shares and $503,881,179 were redeemed in-kind by affiliates.
(d)	24,923,605 shares and $580,193,344 were redeemed in-kind by affiliates.
(e)	7,279,373 shares and $186,934,301 were redeemed in-kind by affiliates.
(f)	14,819,129 shares and $232,339,705 were redeemed in-kind by affiliates.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$751,549	$80,341,838	$76,498,000	$52,838	$(60)	$295	$4,595,622

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Domestic Opportunities Fund
CMI Ltd	$4,657,808	$—	$68,645	$16,804	$(75,117)	$(2,413,601)	$2,100,445
Gayatri Highways Ltd	1,147,898	—	—	—	—	(1,028,250)	—	#
Gayatri Projects Ltd	34,529,636	3,618,675	1,861,829	—	1,562,974	(14,529,150)	23,320,306
GMO U.S. Treasury Fund	130,824,583	475,207,771	579,310,000	1,507,775	7,647	42,923	26,772,924

Totals	$171,159,925	$478,826,446	$581,240,474	$1,524,579	$1,495,504	$(17,928,078)	$52,193,675

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$788,630	$—	$—	$—	$—	$(267,947)	$520,683
Gayatri Highways Ltd	1,802,252	—	59,939	—	(397,686)	(1,201,455)	143,172
Gayatri Projects Ltd	54,213,078	—	—	—	—	(18,822,935)	35,390,143
GMO U.S. Treasury Fund	97,620,412	1,228,306,436	1,260,010,000	1,087,260	9,355	5,018	65,931,221

Totals	$154,424,372	$1,228,306,436	$1,260,069,939	$1,087,260	$(388,331)	$(20,287,319)	$101,985,219

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$1,595,796	$8,503,716	$9,665,000	$13,718	$(159)	$—	$434,353

International Equity Fund
GMO U.S. Treasury Fund	$61,069,100	$576,750,001	$573,280,000	$1,089,441	$421	$15,646	$64,555,168

Quality Fund
GMO U.S. Treasury Fund	$51,092,040	$103,500,000	$138,870,000	$771,941	$(37,219)	$20,498	$15,705,319

Resources Fund
GMO U.S. Treasury Fund	$6,504,509	$150,680,000	$151,950,000	$216,855	$(2,612)	$1,804	$5,233,701

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$1,066,810	$28,115,000	$28,335,000	$24,457	$(571)	$462	$846,701

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
GMO U.S. Treasury Fund	$7,460,010	$173,270,000	$158,890,000	$205,234	$(9,658)	$2,988	$21,833,340

#	No longer an affiliate at year end.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Foreign Small Companies Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, and GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Foreign Small Companies Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, and GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund) (ten of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Foreign Small Companies Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund (formerly GMO U.S. Equity Allocation Fund)	Statements of changes in net assets for each of the two years in the period ended February 28, 2019
GMO Climate Change Fund	Statements of changes in net assets for the year ended February 28, 2019 and for the period April 5, 2017 (commencement of operations) through February 28, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2019

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

GMO Trust Funds

Fund Expenses

February 28, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2018 through February 28, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$981.20	$3.78	$1,000.00	$1,020.98	$3.86	0.77%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$995.00	$5.05	$1,000.00	$1,019.74	$5.11	1.02%
Class III	$1,000.00	$995.00	$4.70	$1,000.00	$1,020.08	$4.76	0.95%
Class IV	$1,000.00	$995.50	$4.45	$1,000.00	$1,020.33	$4.51	0.90%
Class V	$1,000.00	$995.30	$4.35	$1,000.00	$1,020.43	$4.41	0.88%

Emerging Markets Fund
Class II	$1,000.00	$1,029.10	$4.63	$1,000.00	$1,020.23	$4.61	0.92%
Class III	$1,000.00	$1,029.30	$4.38	$1,000.00	$1,020.48	$4.36	0.87%
Class VI	$1,000.00	$1,030.20	$3.72	$1,000.00	$1,021.12	$3.71	0.74%

Foreign Small Companies Fund
Class III	$1,000.00	$883.50	$4.62	$1,000.00	$1,019.89	$4.96	0.99%

International Equity Fund
Class II	$1,000.00	$937.50	$3.51	$1,000.00	$1,021.18	$3.66	0.73%
Class III	$1,000.00	$937.80	$3.17	$1,000.00	$1,021.52	$3.31	0.66%
Class IV	$1,000.00	$938.00	$2.88	$1,000.00	$1,021.82	$3.01	0.60%

Quality Fund
Class III	$1,000.00	$971.70	$2.35	$1,000.00	$1,022.41	$2.41	0.48%
Class IV	$1,000.00	$972.10	$2.15	$1,000.00	$1,022.61	$2.21	0.44%
Class VI	$1,000.00	$972.30	$1.91	$1,000.00	$1,022.86	$1.96	0.39%

GMO Trust Funds

Fund Expenses (Continued)

February 28, 2019 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Resources Fund
Class III	$1,000.00	$1,031.70	$3.73	$1,000.00	$1,021.12	$3.71	0.74%
Class IV	$1,000.00	$1,031.70	$3.53	$1,000.00	$1,021.32	$3.51	0.70%

Risk Premium Fund
Class III	$1,000.00	$960.20	$2.14	$1,000.00	$1,022.61	$2.21	0.44%
Class VI	$1,000.00	$960.50	$1.65	$1,000.00	$1,023.11	$1.71	0.34%

Tax-Managed International Equities Fund
Class III	$1,000.00	$934.60	$4.08	$1,000.00	$1,020.58	$4.26	0.85%

U.S. Equity Fund (formerly U.S. Equity Allocation Fund)
Class III	$1,000.00	$970.30	$2.25	$1,000.00	$1,022.51	$2.31	0.46%
Class VI	$1,000.00	$970.70	$1.81	$1,000.00	$1,022.96	$1.86	0.37%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2019, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2019 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2019:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short- Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)
Climate Change Fund	7.27%	93.75%	1.97%	—	645,141	398,532	240,087	1,974,162
Emerging Domestic Opportunities Fund	—	26.53%	2.01%	—	62,597,656	139,865,478	3,929,152	36,605,725
Emerging Markets Fund	—	100.00%	—	—	—	—	12,097,643	173,694,420
Foreign Small Companies Fund	—	5.15%	—	—	6,436,904	4,870,704	—	—
International Equity Fund	—	100.00%	—	—	—	—	12,470,184	154,386,762
Quality Fund	72.82%	99.32%	1.97%	—	26,271,578	1,021,829,009	—	—
Resources Fund	1.98%	80.09%	—	—	—	—	1,366,390	16,594,824
Risk Premium Fund	—	—	100.00%	5,401,569	—	—	—	—
Tax-Managed International Equities Fund	—	100.00%	1.76%	—	—	1,772,678	172,605	1,838,770
U.S. Equity Fund (formerly U.S. Equity Allocation Fund)	100.00%	100.00%	—	—	—	151,413,028	—	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain distributions received from underlying funds.

(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.

In early 2020, the Funds will notify applicable shareholders of amounts for use in preparing 2019 U.S. federal income tax forms.

155

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2019. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Harrison, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 –March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 –June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Aesir Capital Management (investment advisor) (November 2012 – present); Director of Kieger (US) Ltd. (investment advisor) (January 2015 – present).	31	Director of Leerink Swann Holdings, LLC (investment bank) (October 2013-January 2019); Director of Claren Road Asset Management, LLC (hedge fund) (March 2009-December 2017); Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 –January 2019).
Interested Trustee and Officer

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Jason B. Harrison[2] YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2006 – July 2015)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Harrison also serves as a Trustee of GMO Series Trust.

[2]

Mr. Harrison is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

156

Officers
Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason B. Harrison YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2006 – 2015)

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 – November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (December 2006-June 2009), Hambrecht & Quist Capital Management LLC.

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present); Associate, Dechert LLP (October 2010 – February 2015).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2018 – Present) Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Harrison, each officer listed in the table above also serves as an officer of GMO Series Trust.

157

GMO Trust

Annual Report

February 28, 2019

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019), which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q or Form N-PORT may be reviewed and copied, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Alpha Only Fund returned -3.88% (net) for the fiscal year ended February 28, 2019, as compared with +2.04% for the FTSE 3-Month Treasury Bill Index.

The Fund’s long EAFE Value (Currency Hedged) and Emerging Value positions detracted from performance as they both underperformed the S&P 500, which was held correspondingly short. The Fund also held a long Quality position against a short S&P 500 position that was additive to performance. The long Quality position was removed toward the end of the period and replaced by a long U.S. Small Value position, again held versus a short S&P 500 position. This new position had a very small negative impact on performance during the fiscal year ended February 28, 2019.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Alpha Only Fund Class III Shares and the FTSE 3-Month Treasury Bill Index

(formerly Citigroup 3-Month Treasury Bill Index)

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	77.9%
Mutual Funds	17.9
Debt Obligations	6.4
Preferred Stocks	0.8
Short-Term Investments	0.3
Forward Currency Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(6.5)
Other	3.2

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The Fund’s investment program involves having both long and short investment exposures. The exposure the Fund has to futures contracts based on notional amounts is (75.4)% of net assets.

^	Rounds to 0.0%.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 77.9%

	Australia — 1.1%

1	Australia & New Zealand Banking Group Ltd	19

21,578	Australian Pharmaceutical Industries Ltd	21,492

2,064	Brickworks Ltd	26,945

7,910	BWP Trust (REIT)	20,768

5,780	Caltex Australia Ltd	117,204

7,055	Charter Hall Retail (REIT)	22,769

10,682	Dexus (REIT)	91,181

4,598	GPT Group (The) (REIT)	19,095

208	JB Hi-Fi Ltd	3,203

5,758	Mineral Resources Ltd	61,366

85,028	Mirvac Group (REIT)	155,394

7,145	Sandfire Resources NL	37,026

121,361	Scentre Group (REIT)	333,794

19,505	Stockland (REIT)	48,510

9,310	Telstra Corp Ltd	20,684

12,297	Viva Energy (REIT)	21,110

15,644	Viva Energy Group Ltd *	26,803

36,423	Whitehaven Coal Ltd	113,684

	Total Australia	1,141,047

	Austria — 0.2%

3,559	OMV AG	187,365

1,003	Vienna Insurance Group AG Wiener Versicherung Gruppe	24,188

900	voestalpine AG	27,823

	Total Austria	239,376

	Belgium — 0.0%

78	Ageas	3,844

3,708	AGFA-Gevaert NV *	14,380

168	Barco NV	25,634

	Total Belgium	43,858

	Brazil — 3.0%

41,239	Banco Bradesco SA	423,023

16,200	Banco do Brasil SA	218,234

58,200	Banco Santander Brasil SA	696,327

62,300	Cia de Saneamento Basico do Estado de Sao Paulo	652,664

10,200	Cia de Saneamento de Minas Gerais-COPASA	168,228

204,200	JBS SA	730,111

3,800	Mahle-Metal Leve SA	26,638

35,500	MRV Engenharia e Participacoes SA	128,441

1,500	Porto Seguro SA	22,379

11,054	Sul America SA	89,465

	Total Brazil	3,155,510

	China — 10.6%

386,000	Agile Group Holdings Ltd	482,350

1,632,000	Agricultural Bank of China Ltd – Class H	781,815

Shares	Description	Value ($)

	China — continued

303,000	BAIC Motor Corp Ltd – Class H	192,598

889,000	Bank of Communications Co Ltd – Class H	746,436

12,000	China Cinda Asset Management Co Ltd – Class H	3,484

948,000	China CITIC Bank Corp Ltd – Class H	615,628

430,000	China Communications Services Corp Ltd – Class H	432,589

365,000	China Construction Bank Corp – Class H	324,948

63,000	China Lesso Group Holdings Ltd	35,142

35,000	China Lilang Ltd	33,552

2,600	China Mobile Ltd Sponsored ADR	136,994

1,136,000	China Petroleum & Chemical Corp – Class H	979,251

62,000	China Pioneer Pharma Holdings Ltd *	8,700

479,000	China Railway Construction Corp Ltd – Class H	690,396

390,000	China Railway Group Ltd – Class H	386,370

182,500	China Resources Pharmaceutical Group Ltd	244,472

100,000	China SCE Group Holdings Ltd	39,367

211,500	China Shenhua Energy Co Ltd – Class H	521,158

64,000	China Shineway Pharmaceutical Group Ltd	67,002

1,504,000	China Telecom Corp Ltd – Class H	814,037

1,200	China Yuchai International Ltd	23,076

183,000	Chongqing Rural Commercial Bank Co Ltd – Class H	114,492

99,000	Dah Chong Hong Holdings Ltd	36,910

466,000	Dongfeng Motor Group Co Ltd – Class H	496,035

4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	15,500

228,000	Guangzhou R&F Properties Co Ltd – Class H	426,303

201,000	Haier Electronics Group Co Ltd *	599,420

80,000	Kingboard Holdings Ltd	280,538

359,000	Lonking Holdings Ltd	120,229

24,000	Nexteer Automotive Group Ltd	34,171

84,000	People’s Insurance Co Group of China Ltd (The) – Class H	38,066

613,000	Postal Savings Bank of China Co Ltd – Class H	366,952

21,000	Road King Infrastructure Ltd	40,144

76,600	Shanghai Pharmaceuticals Holding Co Ltd – Class H	172,137

251,000	Shimao Property Holdings Ltd	592,791

78,000	Tianneng Power International Ltd	76,437

180,000	Weichai Power Co Ltd – Class H	250,603

63,500	Xtep International Holdings Ltd	41,657

	Total China	11,261,750

	Colombia — 0.0%

10,111	Ecopetrol SA	10,237

	Denmark — 0.0%

1,863	Scandinavian Tobacco Group A/S	24,607

	Egypt — 0.0%

15,874	Talaat Moustafa Group	10,157

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Finland — 0.3%

336	Metso Oyj	11,384

1,875	Neste Oyj	180,285

1,392	Stora Enso Oyj – R Shares	18,644

3,992	UPM-Kymmene Oyj	120,374

	Total Finland	330,687

	France — 1.6%

842	BNP Paribas SA	43,103

2,780	CNP Assurances	64,227

2,131	Coface SA	19,168

727	Credit Agricole SA	9,304

1,286	Electricite de France SA	18,670

374	Kaufman & Broad SA	14,688

1,239	Lagardere SCA	32,030

1,382	Metropole Television SA	25,311

510	Natixis SA	2,800

1,438	Neopost SA	37,737

890	Nexity SA	43,409

17,448	Peugeot SA	443,632

10,664	Sanofi	889,264

197	Societe BIC SA	18,628

2,672	Television Francaise 1	25,214

205	TOTAL SA	11,668

	Total France	1,698,853

	Germany — 2.6%

3,943	Allianz SE (Registered)	877,700

3,375	BASF SE	256,895

602	Bayer AG (Registered)	48,094

6,965	Bayerische Motoren Werke AG	588,754

12,991	Deutsche Lufthansa AG (Registered)	331,682

5,520	Deutsche Pfandbriefbank AG	68,048

11,964	Deutsche Telekom AG (Registered)	197,218

3,147	Evonik Industries AG	88,626

106	Hannover Rueck SE	15,795

7	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,649

2	RTL Group SA	113

1,148	Software AG	41,934

1,096	Volkswagen AG	193,821

	Total Germany	2,710,329

	Greece — 0.0%

6,562	FF Group * (a)	—

	Hong Kong — 0.3%

14,500	CK Asset Holdings Ltd	120,307

1,000	CLP Holdings Ltd	11,849

1,000	HKT Trust & HKT Ltd – Class SS	1,562

10,000	Kerry Properties Ltd	41,778

Shares	Description	Value ($)

	Hong Kong — continued

19,000	NWS Holdings Ltd	46,036

4,000	PCCW Ltd	2,405

38,000	SJM Holdings Ltd	42,801

13,000	Wharf Real Estate Investment Co Ltd	91,276

	Total Hong Kong	358,014

	Hungary — 0.0%

26,274	Magyar Telekom Telecommunications Plc	44,236

	India — 1.8%

9,471	Firstsource Solutions Ltd	5,798

25,382	HCL Technologies Ltd	375,106

44,554	ITC Ltd	173,338

2,167	Karnataka Bank Ltd (The)	3,440

7,611	KPIT Engineering Ltd * (b)	8,854

4,366	Larsen & Toubro Infotech Ltd	105,516

28,025	Mahindra & Mahindra Ltd	254,625

10,246	Mphasis Ltd	151,327

5,810	NIIT Technologies Ltd	107,956

157,405	Power Finance Corp Ltd	249,432

40,424	PTC India Ltd	43,576

173,239	REC Ltd	333,428

22,664	Reliance Capital Ltd	55,445

5,060	Reliance Infrastructure Ltd	8,725

1	Tata Consultancy Services Ltd	28

	Total India	1,876,594

	Indonesia — 0.1%

37,100	Indo Tambangraya Megah Tbk PT	56,396

	Ireland — 0.0%

820	Bank of Ireland Group Plc	5,328

	Israel — 0.2%

4,569	Bank Hapoalim BM	31,457

8,313	Bank Leumi Le-Israel BM	54,980

1,075	First International Bank of Israel Ltd	25,786

2,738	Harel Insurance Investments & Financial Services Ltd	19,240

6,480	Israel Discount Bank Ltd – Class A	22,922

42,171	Oil Refineries Ltd	22,378

	Total Israel	176,763

	Italy — 1.2%

57,434	A2A SPA	101,701

792	ASTM SPA	20,754

6,300	Enav SPA	32,376

22,181	Enel SPA	134,132

1,572	ERG SPA	31,254

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Italy — continued

5,263	EXOR NV	323,782

6,500	Fiat Chrysler Automobiles NV *	95,745

7,063	FinecoBank Banca Fineco SPA	87,622

29,841	Iren SPA	74,168

12,135	Mediobanca Banca di Credito Finanziario SPA	121,458

18,037	Poste Italiane SPA	162,613

6,027	Societa Cattolica di Assicurazioni SC	56,091

2,705	Societa Iniziative Autostradali e Servizi SPA	45,256

16,747	Telecom Italia SPA-RSP	9,114

4,757	Unipol Gruppo Finanziario SPA	21,668

	Total Italy	1,317,734

	Japan — 7.2%

4,200	Aisin Seiki Co Ltd	164,967

1,300	Alfresa Holdings Corp	37,705

2,300	Amada Holdings Co Ltd	24,215

29,500	Asahi Kasei Corp	322,556

1,400	Bandai Namco Holdings Inc	59,620

100	Chiba Bank Ltd (The)	609

1,700	Dai Nippon Printing Co Ltd	39,411

200	DIC Corp	6,384

6,100	Fuji Electric Co Ltd	192,610

4,600	FUJIFILM Holdings Corp	206,071

6,100	Hachijuni Bank Ltd (The)	25,456

400	Hakuhodo DY Holdings Inc	6,148

200	Haseko Corp	2,506

4,200	Hiroshima Bank Ltd (The)	23,467

600	Hisamitsu Pharmaceutical Co Inc	29,673

8,800	Hitachi Ltd	264,531

21,900	Honda Motor Co Ltd	618,457

600	Idemitsu Kosan Co Ltd	21,300

3,200	Isuzu Motors Ltd	45,998

34,200	ITOCHU Corp	614,333

1,100	JFE Holdings Inc	19,229

100	Kaneka Corp	3,922

18,100	KDDI Corp	437,471

2,300	Kirin Holdings Co Ltd	51,536

500	Kitz Corp	3,696

19,700	Konica Minolta Inc	191,589

1,400	Kurita Water Industries Ltd	35,342

22,300	Marubeni Corp	159,321

9,980	Mebuki Financial Group Inc	27,094

64,800	Mitsubishi Chemical Holdings Corp	479,208

15,400	Mitsubishi Corp	434,869

13,800	Mitsubishi Electric Corp	173,020

300	Mitsubishi Gas Chemical Co Inc	4,594

2,100	Mitsubishi Motors Corp	11,842

6,500	Mitsubishi Tanabe Pharma Corp	93,760

17,900	Mitsubishi UFJ Financial Group Inc	92,890

3,800	Mitsubishi UFJ Lease & Finance Co Ltd	19,403

1,900	Mitsui Chemicals Inc	46,363

Shares	Description	Value ($)

	Japan — continued

6,500	NEC Corp	216,897

2,100	NET One Systems Co Ltd	49,184

1,000	Nichiha Corp	28,407

1,200	Nippon Flour Mills Co Ltd	20,406

15,200	Nippon Telegraph & Telephone Corp	656,984

3,400	Nisshin Seifun Group Inc	73,064

2,100	Nomura Real Estate Holdings Inc	39,798

2,600	NTT DOCOMO Inc	60,528

100	Ricoh Co Ltd	1,018

2,000	SBI Holdings Inc	42,290

2,100	Seiko Epson Corp	31,105

1,000	Sekisui Chemical Co Ltd	15,732

3,500	Showa Denko KK	130,978

2,400	Showa Shell Sekiyu KK	36,013

64,600	Sojitz Corp	238,186

77,000	Sumitomo Chemical Co Ltd	382,862

1,400	Sumitomo Dainippon Pharma Co Ltd	34,603

5,000	Sumitomo Mitsui Financial Group Inc	177,666

400	Sumitomo Mitsui Trust Holdings Inc	15,197

1,250	Suzuken Co Ltd	68,454

100	Taisho Pharmaceutical Holdings Co Ltd	10,159

4,700	Teijin Ltd	78,926

800	Tocalo Co Ltd	6,592

2,100	Tokyo Electric Power Co Holdings Inc *	13,101

1,600	Tosoh Corp	23,657

4,900	Toyota Tsusho Corp	156,112

1,000	Yokohama Rubber Co Ltd (The)	20,468

	Total Japan	7,619,553

	Malaysia — 0.1%

12,300	RHB Capital Berhad * (b)	—

143,800	Supermax Corp Berhad	54,018

	Total Malaysia	54,018

	Mexico — 0.7%

288,700	Wal-Mart de Mexico SAB de CV	747,152

	Netherlands — 1.3%

11,879	ABN AMRO Group NV CVA	287,572

3,035	ASR Nederland NV	133,592

1,700	Coca-Cola European Partners Plc *	80,138

51,759	ING Groep NV	684,156

5,359	Koninklijke Ahold Delhaize NV	138,113

2,783	Signify NV	73,857

	Total Netherlands	1,397,428

	New Zealand — 0.0%

3,835	Contact Energy Ltd	16,535

6,852	Meridian Energy Ltd	17,211

	Total New Zealand	33,746

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Norway — 1.0%

962	Aker ASA – A Shares	72,732

4,114	Aker Solutions ASA *	19,685

2,486	Austevoll Seafood ASA	30,107

18,867	DNB ASA	361,377

19,294	Equinor ASA	433,960

4,001	Leroy Seafood Group ASA	30,161

1,668	Marine Harvest ASA	38,493

651	Salmar ASA	31,187

2,486	SpareBank 1 SR-Bank ASA	27,730

3,762	Storebrand ASA	29,899

	Total Norway	1,075,331

	Philippines — 0.0%

555	Globe Telecom Inc	20,361

	Poland — 0.1%

3,523	Asseco Poland SA	49,437

32,804	Energa SA *	85,034

	Total Poland	134,471

	Portugal — 0.1%

2,818	Altri SGPS SA	22,985

41,678	Sonae SGPS SA	44,429

	Total Portugal	67,414

	Russia — 0.9%

206,758	Gazprom PJSC Sponsored ADR	980,405

	Singapore — 0.0%

18,700	Golden Agri-Resources Ltd	3,788

38,400	Yangzijiang Shipbuilding Holdings Ltd	40,513

	Total Singapore	44,301

	South Africa — 2.5%

62,429	Absa Group Ltd	798,804

31,880	Liberty Holdings Ltd	232,940

21,583	Metair Investments Ltd	30,672

150,292	MMI Holdings Ltd *	165,730

6,090	Mondi Ltd	143,061

568	Motus Holdings Ltd *	3,673

36,775	Nedbank Group Ltd	740,710

14,075	Reunert Ltd	69,820

24,390	Standard Bank Group Ltd	334,624

19,942	Telkom SA SOC Ltd	98,790

7,412	Wilson Bayly Holmes-Ovcon Ltd	62,572

	Total South Africa	2,681,396

	South Korea — 3.3%

714	Daelim Industrial Co Ltd	59,333

43	Dongbu Insurance Co Ltd	2,770

Shares	Description	Value ($)

	South Korea — continued

90	GS Home Shopping Inc	14,728

15,202	Hana Financial Group Inc	524,750

108	Hyundai Home Shopping Network Corp	10,458

5,506	Hyundai Marine & Fire Insurance Co Ltd	184,319

54,850	Industrial Bank of Korea	679,815

2,409	Kia Motors Corp	78,243

1,453	Korea United Pharm Inc	33,024

4,781	Korean Reinsurance Co	38,517

2,844	Kwang Dong Pharmaceutical Co Ltd	18,310

1,828	LF Corp	41,265

5,654	LG Corp	376,888

3,389	LG Uplus Corp	45,134

1,811	LOTTE Himart Co Ltd	78,806

1,163	Samjin Pharmaceutical Co Ltd *	41,824

16,456	Shinhan Financial Group Co Ltd	639,979

17,700	SK Telecom Co Ltd Sponsored ADR	453,120

9,650	Woori Financial Group Inc *	126,985

	Total South Korea	3,448,268

	Spain — 0.7%

1,142	ACS Actividades de Construccion y Servicios SA	50,594

1,838	Almirall SA	32,151

1,079	Cia de Distribucion Integral Logista Holdings SA	27,166

530	Ence Energia y Celulosa SA	3,812

11,882	Endesa SA	299,309

36,371	International Consolidated Airlines Group SA	287,411

	Total Spain	700,443

	Sweden — 1.4%

6,525	Alfa Laval AB	142,592

447	Axfood AB	8,275

3,746	Betsson AB *	30,089

1,944	Fabege AB	26,100

4,320	Hemfosa Fastigheter AB	36,896

919	Investor AB – A Shares	40,536

152	Kindred Group Plc SDR	1,593

7	Loomis AB – Class B	254

2,432	Peab AB	21,215

6,684	Resurs Holding AB	43,361

2,351	Sandvik AB	38,536

6,157	Skandinaviska Enskilda Banken AB – Class A	62,636

1,135	SKF AB – B Shares	19,063

4,256	SSAB AB – Series A	16,668

35,846	Svenska Cellulosa AB SCA – Class B	330,287

23,043	Swedbank AB – A Shares	423,015

2,308	Telefonaktiebolaget LM Ericsson – B Shares	21,038

11,347	Volvo AB – B Shares	166,888

	Total Sweden	1,429,042

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Switzerland — 0.5%

456	BKW AG	30,751

73	Bucher Industries AG (Registered)	22,584

286	Huber + Suhner AG (Registered)	22,052

4,522	Novartis AG (Registered)	412,108

140	Zurich Insurance Group AG	46,184

	Total Switzerland	533,679

	Taiwan — 4.2%

40,000	Asia Vital Components Co Ltd	43,768

43,000	Asustek Computer Inc	305,124

44,775	China Life Insurance Co Ltd	41,754

96,000	Coretronic Corp	144,491

59,000	Formosa Chemicals & Fibre Corp	201,885

74,000	Fubon Financial Holding Co Ltd	109,225

102,000	Gigabyte Technology Co Ltd	157,773

199,000	Grand Pacific Petrochemical	155,118

31,000	Holtek Semiconductor Inc	73,065

97,000	Inventec Corp	74,687

44,000	Lite-On Semiconductor Corp	49,873

165,210	Mitac Holdings Corp	159,899

322,000	Nan Ya Plastics Corp	802,855

127,000	Novatek Microelectronics Corp	698,852

21,000	Phison Electronics Corp	190,379

376,000	Pou Chen Corp	472,199

104,000	Radiant Opto-Electronics Corp	309,463

12,000	Sitronix Technology Corp	45,405

120,350	Synnex Technology International Corp	146,065

9,600	United Integrated Services Co Ltd	32,526

160,000	Walsin Lihwa Corp	94,007

320,000	Yuanta Financial Holding Co Ltd	180,874

	Total Taiwan	4,489,287

	Thailand — 1.6%

149,500	Indorama Ventures Pcl (Foreign Registered)	244,248

318,100	PTT Global Chemical Pcl (Foreign Registered)	726,491

438,300	PTT Pcl (Foreign Registered)	673,521

54,500	Thanachart Capital Pcl (Foreign Registered)	96,380

	Total Thailand	1,740,640

	Turkey — 0.8%

158,089	KOC Holding AS	551,180

255,379	Turkiye Is Bankasi – Class C	277,082

	Total Turkey	828,262

	United Kingdom — 5.4%

24,450	3i Group Plc	307,040

5,386	888 Holdings Plc	12,651

972	Admiral Group Plc	28,146

678	AVEVA Group Plc	27,032

8,618	BAE Systems Plc	53,136

Shares	Description	Value ($)

	United Kingdom — continued

27,259	Barratt Developments Plc	216,310

4,100	Bellway Plc	164,722

1,450	Berkeley Group Holdings Plc (The)	75,947

2,600	British American Tobacco Plc Sponsored ADR	95,524

4,279	Britvic Plc	52,101

20,657	BT Group Plc	58,916

11,441	Direct Line Insurance Group Plc	54,087

4,334	Drax Group Plc	20,940

4,185	Electrocomponents Plc	30,724

2,862	Evraz Plc	21,389

12,309	Ferrexpo Plc	42,271

21,400	GlaxoSmithKline Plc Sponsored ADR	863,704

4,999	Grainger Plc	16,371

39,674	HSBC Holdings Plc	323,426

5,600	HSBC Holdings Plc Sponsored ADR	228,648

11,394	IG Group Holdings Plc	85,227

8,622	Imperial Brands Plc	287,305

5,193	Investec Plc	33,953

1,487	J Sainsbury Plc	4,518

173,202	Legal & General Group Plc	644,507

739,766	Lloyds Banking Group Plc	622,942

6,405	Meggitt Plc	45,822

1,812	Mondi Plc	41,482

4,195	National Express Group Plc	23,582

677	Next Plc	45,659

2,990	Northgate Plc	14,394

101	Pearson Plc	1,139

13,047	Persimmon Plc	421,407

4,214	Plus500 Ltd	43,863

15,832	QinetiQ Group Plc	64,424

928	Royal Dutch Shell Plc – A Shares	28,928

206	Royal Dutch Shell Plc – B Shares	6,462

9,967	Royal Dutch Shell Plc – Class A	310,540

100	Royal Dutch Shell Plc – Class B Sponsored ADR	6,361

6,643	Royal Mail Plc	24,967

1,785	Savills Plc	21,052

1,652	Segro Plc (REIT)	14,488

2,321	Spectris Plc	81,097

7,035	Tate & Lyle Plc	64,758

11,305	Taylor Wimpey Plc	27,178

5,365	Vesuvius Plc	43,179

11,458	William Hill Plc	28,524

	Total United Kingdom	5,730,843

	United States — 23.1%

9,600	ACCO Brands Corp.	89,280

3,800	ADTRAN, Inc.	57,076

6,500	AG Mortgage Investment Trust, Inc. (REIT)	115,570

3,800	AgroFresh Solutions, Inc. *	16,378

200	Allied Motion Technologies, Inc.	8,330

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

512	Alpha & Omega Semiconductor Ltd. *	5,509

900	America’s Car-Mart, Inc. *	73,440

100	American National Bankshares, Inc.	3,580

500	American Public Education, Inc. *	16,155

37,200	Arbor Realty Trust, Inc. (REIT)	481,368

1,000	Archrock, Inc.	9,760

4,700	Ares Commercial Real Estate Corp. (REIT)	71,722

2,300	Avid Technology, Inc. *	10,925

3,200	AVX Corp.	58,240

1,493	BancFirst Corp.	84,175

2,100	BankFinancial Corp.	32,844

3,100	Banner Corp.	192,603

1,600	Bassett Furniture Industries, Inc.	31,600

320	BCB Bancorp, Inc.	4,198

500	Bel Fuse, Inc. – Class B	12,225

6,800	Bloomin’ Brands, Inc.	140,624

800	Blue Hills Bancorp, Inc.	19,904

8,500	Brady Corp. – Class A	402,135

1,000	Braemar Hotels & Resorts, Inc. (REIT)	13,020

10,200	Briggs & Stratton Corp.	133,722

2,900	Brixmor Property Group, Inc. (REIT)	50,634

2,300	Cabot Corp.	107,824

1,200	Calix, Inc. *	9,840

3,600	Camden National Corp.	161,460

9,639	Carrols Restaurant Group, Inc. *	103,041

2,100	Cedar Realty Trust, Inc. (REIT)	7,308

4,815	Central Garden & Pet Co. *	150,613

8,300	Central Garden & Pet Co. – Class A *	231,155

700	Century Bancorp, Inc. – Class A	54,145

15,567	Ciena Corp. *	664,088

600	Citi Trends, Inc.	12,984

1,100	Civista Bancshares, Inc.	23,463

1,800	Clarus Corp.	21,924

700	CNB Financial Corp.	19,460

34,700	CNO Financial Group, Inc.	590,941

500	Columbia Sportswear Co.	51,475

2,400	Comtech Telecommunications Corp.	63,600

300	Consolidated Water Co. Ltd.	3,963

1,800	Cooper-Standard Holding, Inc. *	108,198

2,100	Core-Mark Holding Co., Inc.	66,171

18,400	CoreCivic, Inc. (REIT)	389,712

100	CRA International, Inc.	4,996

1,600	CSG Systems International, Inc.	66,480

900	Daktronics, Inc.	7,308

23,800	Denbury Resources, Inc. *	45,696

600	Digi International, Inc. *	7,920

6,600	Diodes, Inc. *	266,178

400	Donegal Group, Inc. – Class A	5,388

4,500	DSW, Inc. – Class A	133,245

900	Ducommun, Inc. *	38,187

Shares	Description	Value ($)

	United States — continued

29,700	Dynex Capital, Inc. (REIT)	181,170

1,000	Employers Holdings, Inc.	41,660

4,100	Endo International Plc *	45,059

3,794	Ennis, Inc.	80,433

5,000	Enova International, Inc. *	127,600

500	Escalade, Inc.	6,100

700	ESSA Bancorp, Inc.	11,193

200	Essent Group Ltd. *	8,628

1,400	Ethan Allen Interiors, Inc.	28,112

2,200	EVERTEC, Inc	62,964

1,000	Evolution Petroleum Corp.	7,070

1,700	Exantas Capital Corp. (REIT)	18,445

399	Farmers National Banc Corp.	5,873

2,945	Federal Signal Corp.	72,388

7,000	Federated Investors, Inc. – Class B	208,250

2,600	FedNat Holding Co.	47,450

100	Financial Institutions, Inc.	3,014

1,522	First Community Bankshares, Inc.	54,564

1,900	First Defiance Financial Corp.	58,786

500	First Financial Corp.	22,190

200	First Financial Northwest, Inc.	3,244

10,500	Flagstar Bancorp, Inc.	342,930

200	Flexsteel Industries, Inc.	4,978

200	FONAR Corp. *	4,330

3,300	FTI Consulting, Inc. *	244,728

32,905	Fulton Financial Corp.	565,308

1,000	FutureFuel Corp.	18,440

8,200	Gannett Co., Inc.	96,268

18,300	GEO Group, Inc. (The) (REIT)	415,776

3,000	Global Brass & Copper Holdings, Inc.	101,250

100	Gorman-Rupp Co. (The)	3,381

300	Graham Holdings Co. – Class B	205,113

300	Great Southern Bancorp, Inc.	16,989

400	Greif, Inc. – Class A	16,080

4,000	Griffon Corp.	71,360

1,200	Guess?, Inc.	26,868

300	Hallmark Financial Services, Inc. *	3,135

1,500	Harmonic, Inc. *	8,280

5,800	Haverty Furniture Cos, Inc.	141,288

5,800	Helen of Troy Ltd. *	650,238

8,600	Herman Miller, Inc.	315,448

22,200	Hersha Hospitality Trust (REIT)	418,470

2,100	HMS Holdings Corp. *	72,366

2,200	Hyster-Yale Materials Handling, Inc.	148,852

2,800	ICF International, Inc.	211,456

4,300	IDACORP, Inc.	423,163

100	Independence Holding Co.	3,819

1,566	Independent Bank Corp.	36,409

1,100	Information Services Group, Inc. *	4,741

4,600	InfraREIT, Inc.	98,210

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

400	Ingles Markets, Inc. – Class A	12,448

700	Innospec, Inc.	57,302

5,500	Insight Enterprises, Inc. *	307,010

3,216	Inter Parfums, Inc.	237,244

2,800	International Bancshares Corp.	114,296

300	INTL. FCStone, Inc. *	13,050

4,300	iStar, Inc. (REIT)	37,625

1,200	Johnson Outdoors, Inc. – Class A	78,768

8,297	K12, Inc. *	265,836

900	Kimball Electronics, Inc. *	13,950

600	Kimball International, Inc. – Class B	9,414

2,300	Knoll, Inc.	48,668

400	Lantheus Holdings, Inc. *	9,140

600	LCNB Corp.	10,200

900	Leaf Group Ltd. *	7,317

2,600	Liberty TripAdvisor Holdings, Inc. – Class A *	39,234

600	Macatawa Bank Corp.	6,546

3,300	Mallinckrodt Plc *	82,368

2,000	Marcus Corp. (The)	84,780

200	Marlin Business Services Corp.	4,708

3,400	Materion Corp.	196,452

2,100	Matrix Service Co. *	43,869

400	Matson, Inc.	14,444

200	Meritor, Inc. *	4,456

300	Monarch Casino & Resort, Inc. *	13,155

500	Monotype Imaging Holdings, Inc.	9,800

5,700	Moog, Inc. – Class A	535,572

3,200	Movado Group, Inc.	112,096

800	MutualFirst Financial, Inc.	25,152

700	National CineMedia, Inc.	5,418

4,489	National General Holdings Corp.	115,861

1,868	Natural Grocers by Vitamin Cottage, Inc. *	26,526

4,600	Nautilus, Inc. *	30,038

500	Northrim BanCorp, Inc.	18,755

13,000	Northwest Bancshares, Inc.	241,800

37,000	Office Depot, Inc.	128,390

400	OFG Bancorp	8,276

25,400	Old National Bancorp	451,612

300	Olympic Steel, Inc.	5,826

1,500	On Deck Capital, Inc. *	9,210

100	One Liberty Properties, Inc. (REIT)	2,882

100	Oppenheimer Holdings, Inc. – Class A	2,822

200	Orrstown Financial Services, Inc.	4,084

2,100	Outfront Media, Inc. (REIT)	47,124

2,300	PC Connection, Inc.	92,552

22,300	PDL BioPharma, Inc. *	80,949

10,700	PennyMac Financial Services, Inc.	249,524

1,500	PennyMac Mortgage Investment Trust (REIT)	30,570

30,900	Piedmont Office Realty Trust, Inc. – Class A (REIT)	632,523

Shares	Description	Value ($)

	United States — continued

4,700	PNM Resources, Inc.	205,296

12,900	Popular, Inc.	727,302

3,800	Portland General Electric Co.	190,532

1,000	Premier Financial Bancorp, Inc.	16,570

1,300	Protective Insurance Corp. – Class B	27,443

1,300	Radiant Logistics, Inc. *	8,307

900	Republic Bancorp, Inc. – Class A	40,716

2,600	Resolute Forest Products, Inc.	21,216

5,100	Retail Properties of America, Inc. – Class A (REIT)	63,546

2,800	Ribbon Communications, Inc. *	14,420

400	Riverview Bancorp, Inc.	3,096

500	Rocky Brands, Inc.	14,975

1,500	RR Donnelley & Sons Co.	8,070

600	RTI Surgical, Inc. *	2,988

3,200	Rudolph Technologies, Inc. *	72,256

5,600	Sanmina Corp. *	178,864

1,300	Seneca Foods Corp. – Class A *	38,376

700	Shiloh Industries, Inc. *	4,361

2,900	Shoe Carnival, Inc.	110,606

1,100	SI Financial Group, Inc.	16,225

2,600	Sierra Bancorp	70,070

2,400	SkyWest, Inc.	129,696

1,300	Smart & Final Stores, Inc. *	8,060

1,400	Sonic Automotive, Inc. – Class A	21,042

2,600	Southwest Gas Holdings, Inc. *	213,044

10,679	Spok Holdings, Inc.	147,477

8,900	Steelcase Inc – Class A	155,839

1,300	Stepan Co.	122,330

900	Stoneridge, Inc. *	26,613

44,600	Sunstone Hotel Investors, Inc. (REIT)	671,230

1,000	Sykes Enterprises, Inc. *	29,590

4,500	Tech Data Corp. *	459,990

25,800	TEGNA, Inc.	339,786

1,300	Telenav, Inc. *	7,774

19,200	Telephone & Data Systems, Inc.	615,360

1,300	Territorial Bancorp, Inc.	36,530

13,000	Timken Co. (The)	564,070

7,100	Tower International, Inc.	182,115

1,500	Tredegar Corp.	26,130

3,400	Tribune Publishing Co. *	41,004

2,800	TriCo Bancshares	112,616

6,300	Trinseo SA	316,197

1,100	Triple-S Management Corp. – Class B *	27,984

4,400	Trustmark Corp.	156,112

5,500	Unisys Corp. *	74,305

2,900	United Community Financial Corp.	29,058

500	United Security Bancshares	5,400

3,900	United States Cellular Corp. *	182,091

3,100	Universal Corp.	183,954

See accompanying notes to the financial statements.	11

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares / Par Value†	Description	Value ($)

	United States — continued

2,500	Urban Outfitters, Inc. *	77,125

1,200	Valhi, Inc.	4,860

2,300	Vectrus, Inc. *	62,008

5,300	Vera Bradley, Inc. *	50,615

1,000	Veritiv Corp. *	28,890

27,131	Vishay Intertechnology, Inc.	594,712

2,300	Vishay Precision Group, Inc. *	80,178

40,900	W&T Offshore, Inc. *	213,089

2,046	Waterstone Financial, Inc.	34,455

1,000	Watts Water Technologies, Inc. – Class A	80,540

200	Weis Markets, Inc.	10,062

100	Weyco Group, Inc.	3,032

3,000	World Fuel Services Corp.	83,070

19,277	Xenia Hotels & Resorts, Inc. (REIT)	376,480

11,500	Zumiez, Inc. *	284,050

	Total United States	24,599,087

	TOTAL COMMON STOCKS (COST $85,044,180)	82,816,603

	PREFERRED STOCKS (c) — 0.8%

	Brazil — 0.1%

20,000	Banco do Estado do Rio Grande do Sul SA – Class B	133,115

	Colombia — 0.0%

37,891	Grupo Aval Acciones y Valores SA	14,448

	Germany — 0.2%

243	Sixt SE	16,239

1,275	Volkswagen AG	218,622

	Total Germany	234,861

	South Korea — 0.5%

11,595	Samsung Electronics Co Ltd	370,711

148	Samsung Electronics Co Ltd GDR	117,312

	Total South Korea	488,023

	TOTAL PREFERRED STOCKS (COST $798,494)	870,447

	DEBT OBLIGATIONS — 6.4%

	United States — 6.4%

6,875,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20 (d)	6,868,998

	TOTAL DEBT OBLIGATIONS (COST $6,874,075)	6,868,998

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%

3,633	BTS Group Holdings Pcl (Foreign Registered), Expires 12/31/19 *	83

	TOTAL RIGHTS/WARRANTS (COST $0)	83

	MUTUAL FUNDS — 17.9%

	United States — 17.9%

	Affiliated Issuers — 17.9%

3,806,008	GMO U.S. Treasury Fund	19,030,041

	TOTAL MUTUAL FUNDS (COST $19,030,041)	19,030,041

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Fund — 0.3%

298,574	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (e)	298,574

	TOTAL SHORT-TERM INVESTMENTS (COST $298,574)	298,574

	TOTAL INVESTMENTS — 103.3% (Cost $112,045,364)	109,884,746

	Other Assets and Liabilities (net) — (3.3%)	(3,543,906)

	TOTAL NET ASSETS — 100.0%	$106,340,840

12	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BOA	AUD	1,936,865	USD	1,400,276	25,412
04/15/2019	JPM	CHF	1,053,392	USD	1,083,252	23,614
05/20/2019	JPM	EUR	9,271,751	USD	10,559,792	(54,554)
05/20/2019	JPM	GBP	4,637,392	USD	6,006,383	(168,234)
04/19/2019	JPM	JPY	1,047,341,354	USD	9,536,726	106,097
04/15/2019	BOA	NOK	9,312,952	USD	1,104,605	14,238
04/15/2019	SSB	NOK	659,700	USD	78,227	988
04/15/2019	BCLY	SEK	16,945,448	USD	1,920,926	80,131
04/15/2019	SSB	SEK	455,800	USD	51,650	2,136
04/15/2019	BCLY	USD	488,922	CHF	486,500	463
04/15/2019	BCLY	USD	403,569	SEK	3,757,600	4,621
05/20/2019	BCLY	USD	746,587	GBP	569,100	11,161
04/15/2019	BOA	USD	92,800	NOK	796,700	478
04/19/2019	BOA	USD	1,808,642	JPY	199,363,500	(13,503)
05/20/2019	BOA	USD	1,810,910	EUR	1,586,700	5,553
04/15/2019	GS	USD	212,525	AUD	298,000	(993)

						$37,608

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
159	E-Mini Russ 2000	March 2019	$12,525,225	$(55,523)

Sales
666	S&P 500 E-Mini	March 2019	$92,730,510	$(6,842,197)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes.

Class III shares of GMO Benchmark-Free Allocation Fund returned -1.55% (net) for the fiscal year ended February 28, 2019, as compared with +1.40% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S., was the primary driver of negative performance. The Fund’s exposure to alternatives contributed to performance as a majority of the underlying strategies had a positive year. Relative Value Interest Rates and FX was the best performer and EAFE Value (Currency Hedged) versus the S&P 500 was the only strategy with a significantly negative impact. Fixed income strategies were also additive to performance, as all of the underlying strategies had positive returns for the period. The cash and short duration bond holdings had a marginal positive impact on performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Allocation Fund Class III Shares, the Consumer Price Index, the MSCI ACWI and

the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cashlike benchmark. The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	55.1%
Debt Obligations	37.9
Short-Term Investments	6.2
Preferred Stocks	1.0
Investment Funds	0.7
Swap Contracts	0.2
Loan Participations	0.1
Purchased Options	0.0 ^
Forward Currency Contracts	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	(0.1)
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.6)
Securities Sold Short	(2.8)
Other	2.4

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.9%
Canada	3.3
Other Emerging	3.3 †
Other Developed	0.2 ‡
Euro Region	0.0 ^#
Japan	(1.2)
Germany	(1.6)
United Kingdom	(1.8)

14.1%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	8.8%
China	7.6
Japan	5.0
Other Developed	5.0 ‡
Taiwan	4.3
United Kingdom	3.0
Russia	2.8
Other Emerging	2.3 †
South Korea	2.2
Canada	1.9
Germany	1.9
South Africa	1.7
Turkey	1.6
France	1.5
Brazil	1.4
Sweden	1.1
India	1.1
Australia	1.0

54.2%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

17,030,207	GMO Emerging Country Debt Fund, Class IV	455,898,632

7,401,241	GMO High Yield Fund, Class VI	149,579,077

660,076,423	GMO Implementation Fund	8,726,210,310

21,031,281	GMO Opportunistic Income Fund, Class VI	551,229,863

10,631,783	GMO Risk Premium Fund, Class VI	286,420,244

26,175,055	GMO SGM Major Markets Fund, Class VI	840,481,004

15,480,764	GMO Special Opportunities Fund, Class VI	294,753,740

	TOTAL MUTUAL FUNDS (COST $11,256,572,244)	11,304,572,870

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

6,056,829	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.33% (a)	6,056,829

	TOTAL SHORT-TERM INVESTMENTS (COST $6,056,829)	6,056,829

	TOTAL INVESTMENTS — 100.0% (Cost $11,262,629,073)	11,310,629,699

	Other Assets and Liabilities (net) — (0.0%)	(4,282,360)

	TOTAL NET ASSETS — 100.0%	$11,306,347,339

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation team and specific security selections are made primarily by other Investment teams in collaboration with the Asset Allocation team. For example, equity securities within the Benchmark-Free Fund may be selected by senior members of the Global Equity, Focused Equity or other GMO Investment teams.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes.

GMO Benchmark-Free Fund returned -2.80% (net) for the fiscal year ended February 28, 2019, as compared with +1.40% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S., was the primary driver of negative performance. The Fund’s exposure to alternatives contributed to performance as a majority of the underlying strategies had a positive year. Fixed income strategies were also additive to performance, as all of the underlying strategies had a positive return for the period. The cash and short duration bond holdings had a marginal positive impact on performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

18

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Fund Class III Shares, the Consumer Price Index, the MSCI ACWI and the

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	61.0%
Debt Obligations	32.7
Short-Term Investments	6.7
Preferred Stocks	1.3
Investment Funds	0.4
Swap Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	0.0	^
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.5)
Securities Sold Short	(1.2)
Other	(0.5)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.5%
Other Emerging	3.8	†
Euro Region	0.0	^#
Other Developed	(0.7	)‡

	14.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	10.0%
United States	6.9
Japan	5.8
Taiwan	5.2
Other Developed	4.5	‡
United Kingdom	3.4
Russia	3.3
South Korea	2.9
Other Emerging	2.6	†
Germany	2.1
South Africa	2.0
Canada	1.9
Turkey	1.9
Brazil	1.9
France	1.9
India	1.6
Sweden	1.3
Australia	1.2
Switzerland	1.0

	61.4%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

20

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 47.1%

	Australia — 1.2%

226,149	Accent Group Ltd	245,520

38,235	Adairs Ltd	50,860

57,491	Alliance Aviation Services Ltd	106,891

24,111	Altium Ltd	565,092

62,052	Appen Ltd	1,029,730

59,542	Austal Ltd	93,827

19,951	Australia & New Zealand Banking Group Ltd	396,360

291,360	Australian Pharmaceutical Industries Ltd	290,205

65,176	Aventus Retail Property Fund Ltd	103,370

228,311	Beach Energy Ltd	335,599

43,242	Bravura Solutions Ltd	157,038

54,637	Brickworks Ltd	713,284

219,568	Caltex Australia Ltd	4,452,289

6,453	Charter Hall Education Trust (REIT)	15,287

104,072	Charter Hall Group (REIT)	650,393

117,887	Charter Hall Retail (REIT)	380,464

40,010	Codan Ltd	87,315

7,068	Cromwell Property Group (REIT)	5,545

7,294	Crown Resorts Ltd	59,363

19,402	CSL Ltd	2,659,096

145,481	CSR Ltd	346,600

4,295	Dexus (REIT)	36,662

339,288	Downer EDI Ltd	1,793,119

76,921	Fortescue Metals Group Ltd	328,946

105,884	GDI Property Group (REIT)	105,535

37,950	Genworth Mortgage Insurance Australia Ltd	71,110

4,799	IDP Education Ltd	50,678

137,588	Macquarie Group Ltd	12,562,423

48,396	Mineral Resources Ltd	515,778

108,326	Mirvac Group (REIT)	197,972

146,532	Mount Gibson Iron Ltd	78,906

265,922	New Hope Corp Ltd	790,184

57,609	Nine Entertainment Co Holdings Ltd	69,775

122,327	OZ Minerals Ltd	891,008

267,713	Sandfire Resources NL	1,387,327

79,172	Saracen Mineral Holdings Ltd *	144,637

976,680	Scentre Group (REIT)	2,686,282

45,958	Service Stream Ltd	65,486

92,633	Seven West Media Ltd *	35,812

360,498	Southern Cross Media Group Ltd	312,350

67,897	Stockland (REIT)	168,863

84,313	Super Retail Group Ltd	442,968

8,947	Telstra Corp Ltd	19,878

3,972	Virtus Health Ltd	11,653

307,960	Viva Energy (REIT)	528,656

345,691	Viva Energy Group Ltd *	592,272

Shares	Description	Value ($)

	Australia — continued

166,548	Whitehaven Coal Ltd	519,833

6,269	WiseTech Global Ltd	85,612

	Total Australia	37,237,853

	Austria — 0.1%

46,201	OMV AG	2,432,268

3,082	S IMMO AG	58,326

15,047	Vienna Insurance Group AG Wiener Versicherung Gruppe	362,878

	Total Austria	2,853,472

	Belgium — 0.1%

12,499	AGFA-Gevaert NV *	48,472

4,529	Barco NV	691,057

1,729	D’ieteren SA	65,610

4,151	KBC Group NV	307,237

27,610	UCB SA	2,313,185

	Total Belgium	3,425,561

	Brazil — 1.7%

302,800	Banco BTG Pactual SA	2,752,984

308,400	Banco do Brasil SA	4,154,531

763,700	Banco Santander Brasil SA	9,137,196

956,600	Cia de Saneamento Basico do Estado de Sao Paulo	10,021,487

110,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,148,160

27,400	Cia de Saneamento de Minas Gerais-COPASA	451,907

13,200	Construtora Tenda SA	117,727

96,500	Estacio Participacoes SA	707,792

178,700	Grendene SA	412,478

5,600	Hapvida Participacoes e Investimentos SA	48,588

4,042,000	JBS SA	14,452,048

73,800	Mahle-Metal Leve SA	517,326

427,200	MRV Engenharia e Participacoes SA	1,545,638

1,053,340	Petrobras Distribuidora SA	6,856,532

19,400	QGEP Participacoes SA	68,279

2,500	Smiles Fidelidade SA	31,948

21,700	Tupy SA	106,300

	Total Brazil	52,530,921

	Canada — 2.2%

5,300	Absolute Software Corp	36,892

28,600	AGF Management Ltd – Class B	112,796

95,100	Bank of Montreal (a)	7,412,094

17,200	Bank of Montreal	1,341,285

39,837	BRP Inc Sub Voting	1,192,734

28,400	Canaccord Genuity Group Inc	139,632

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Canada — continued

30,100	Canadian Imperial Bank of Commerce	2,553,336

12,400	Canadian Pacific Railway Ltd (a) (b)	2,560,352

43,200	Canadian National Railway Co	3,710,016

25,600	Canfor Corp *	275,074

29,800	Canfor Pulp Products Inc	359,154

16,100	Celestica Inc *	148,160

7,100	Celestica Inc *	65,391

3,800	Cogeco Inc	210,769

23,900	Dundee Precious Metals Inc *	84,997

11,300	Empire Co Ltd – A Shares	262,503

16,400	Enerflex Ltd	249,250

4,000	Enghouse Systems Ltd	115,840

4,800	IA Financial Corp Inc *	184,165

7,700	Labrador Iron Ore Royalty Corp	192,039

48,300	Magna International Inc	2,548,693

28,700	Magna International Inc	1,513,351

36,700	Manulife Financial Corp	620,242

9,900	Martinrea International Inc	92,308

3,300	Methanex Corp	186,120

7,500	Methanex Corp	422,148

4,500	Morguard North American Residential Real Estate Investment Trust	60,800

1,800	MTY Food Group Inc	80,429

6,900	National Bank of Canada	325,560

10,300	Rogers Sugar Inc	46,884

215,800	Royal Bank of Canada	16,866,165

8,300	Royal Bank of Canada	648,894

56,100	Russel Metals Inc	1,023,139

20,400	Sun Life Financial Inc	772,315

120,700	Sun Life Financial Inc (a)	4,562,460

45,800	TFI International Inc	1,411,292

12,500	Toronto-Dominion Bank (The) (a)	717,250

201,200	Toronto-Dominion Bank (The)	11,537,332

63,900	Transcontinental Inc – Class A	920,176

3,900	Valener Inc	68,045

11,200	Wajax Corp	160,176

35,800	West Fraser Timber Co Ltd	1,762,047

22,900	Westshore Terminals Investment Corp	377,621

7,100	ZCL Composites Inc	53,738

	Total Canada	67,983,664

	Chile — 0.0%

2,580	Inversiones La Construccion SA	46,486

	China — 6.4%

88,000	361 Degrees International Ltd	17,373

586,000	7Road Holdings Ltd	111,904

49,500	AAC Technologies Holdings Inc	292,540

3,495,668	Agile Group Holdings Ltd	4,368,226

Shares	Description	Value ($)

	China — continued

922,500	Agricultural Bank of China Ltd – Class A	524,245

32,278,000	Agricultural Bank of China Ltd – Class H	15,462,876

2,800	Alibaba Group Holding Ltd Sponsored ADR * (b)	512,484

245,500	Anhui Conch Cement Co Ltd – Class A	1,301,899

151,500	Anhui Conch Cement Co Ltd – Class H	866,018

12,000	ANTA Sports Products Ltd	70,351

1,652	Autohome Inc ADR *	155,371

6,696,000	BAIC Motor Corp Ltd – Class H	4,256,220

11,300	Baidu Inc Sponsored ADR *	1,836,702

3,559,000	Bank of China Ltd – Class H	1,660,174

10,454,000	Bank of Communications Co Ltd – Class H	8,777,550

44,000	Baoye Group Co Ltd – Class H *	28,352

91,500	Beijing North Star Co Ltd – Class A	46,548

48,000	BYD Electronic International Co Ltd	61,359

175,000	Cabbeen Fashion Ltd	42,354

15,900	Changyou.com Ltd ADR	324,360

3,531,000	China CITIC Bank Corp Ltd – Class H	2,293,020

7,350,000	China Communications Services Corp Ltd – Class H	7,394,255

962,500	China Construction Bank Corp – Class A	1,033,381

3,413,000	China Construction Bank Corp – Class H	3,038,488

292,000	China Everbright Bank Co Ltd – Class H	139,918

29,000	China Evergrande Group	89,474

2,154,000	China Greenfresh Group Co Ltd *	258,028

646,000	China Huarong Asset Management Co Ltd – Class H	148,119

108,000	China Jinmao Holdings Group Ltd	52,410

3,143,000	China Lesso Group Holdings Ltd	1,753,196

573,000	China Lilang Ltd	549,291

2,599,000	China Machinery Engineering Corp – Class H	1,387,675

160,500	China Mobile Ltd	1,695,276

12,000	China Mobile Ltd Sponsored ADR	632,280

636,000	China National Building Material Co Ltd – Class H	507,138

78,600	China National Chemical Engineering Co Ltd – Class A	72,197

40,000	China Oriental Group Co Ltd	26,827

358,000	China Overseas Land & Investment Ltd	1,318,922

14,200	China Petroleum & Chemical Corp ADR	1,218,360

1,179,898	China Petroleum & Chemical Corp – Class A	1,060,015

17,174,000	China Petroleum & Chemical Corp – Class H	14,804,276

162,000	China Pioneer Pharma Holdings Ltd *	22,733

8,089,000	China Railway Construction Corp Ltd – Class H	11,658,894

4,518,042	China Railway Group Ltd – Class H	4,475,988

17,400	China Railway Hi-tech Industry Co Ltd – Class A	31,137

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	China — continued

26,000	China Resources Cement Holdings Ltd	27,738

8,000	China Resources Gas Group Ltd	34,761

268,000	China Resources Land Ltd	999,795

2,410,000	China Resources Pharmaceutical Group Ltd	3,228,372

862,000	China SCE Group Holdings Ltd	339,341

188,779	China Shenhua Energy Co Ltd – Class A	577,103

357,500	China Shenhua Energy Co Ltd – Class H	880,917

840,000	China Shineway Pharmaceutical Group Ltd	879,397

37,773	China South Publishing & Media Group Co Ltd – Class A	76,356

14,800	China Taiping Insurance Holdings Co Ltd	45,825

24,332,000	China Telecom Corp Ltd – Class H	13,169,645

984,000	China Travel International Investment Hong Kong Ltd	292,136

169,389	China Vanke Co Ltd – Class A	709,305

110,900	China Vanke Co Ltd – Class H	420,571

269,297	China Yangtze Power Co Ltd – Class A	656,627

28,100	China Yuchai International Ltd	540,363

43,100	Chongqing Department Store Co Ltd – Class A	199,113

793,000	Chongqing Rural Commercial Bank Co Ltd – Class H	496,133

82,000	CIFI Holdings Group Co Ltd	53,422

237,000	CNOOC Ltd	411,622

419,000	Country Garden Holdings Co Ltd	551,189

100,000	Dah Chong Hong Holdings Ltd	37,283

466,999	Daqin Railway Co Ltd – Class A	623,647

136,100	Dongfang Electric Corp Ltd – Class A *	200,757

5,764,000	Dongfeng Motor Group Co Ltd – Class H	6,135,510

177,360	Fangda Special Steel Technology Co Ltd – Class A	378,646

27,600	Fuyao Glass Industry Group Co Ltd – Class H	98,639

99,500	Great Wall Motor Co Ltd – Class H	72,899

105,300	Gree Electric Appliances Inc of Zhuhai – Class A	705,251

33,700	GRG Banking Equipment Co Ltd – Class A	33,292

326,000	Guangdong Investment Ltd	624,911

920,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,565,018

4,450,279	Guangzhou R&F Properties Co Ltd – Class H	8,320,914

2,368,000	Haier Electronics Group Co Ltd *	7,061,821

18,000	Haitian International Holdings Ltd	39,360

662,000	Harbin Electric Co Ltd – Class H	349,939

66,900	Henan Shuanghui Investment & Development Co Ltd – Class A	241,694

6,500	Hengan International Group Co Ltd	52,531

155,489	Hisense Home Appliances Group Co Ltd – Class A	215,784

126,583	HLA Corp Ltd – Class A	186,442

Shares	Description	Value ($)

	China — continued

1,400	Hollysys Automation Technologies Ltd	30,982

2,676,000	Huabao International Holdings Ltd	1,195,161

656,000	IGG Inc	932,958

942,900	Industrial & Commercial Bank of China Ltd – Class A	810,763

2,195,000	Industrial & Commercial Bank of China Ltd – Class H	1,692,989

18,000	Inner Mongolia First Machinery Group Co Ltd – Class A	31,175

17,500	JNBY Design Ltd	34,570

626,500	Kingboard Holdings Ltd	2,196,959

52,500	Kingboard Laminates Holdings Ltd	64,250

72,000	Kunlun Energy Co Ltd	79,136

16,600	Livzon Pharmaceutical Group Inc – Class A	83,073

434,280	Livzon Pharmaceutical Group Inc – Class H	1,530,704

102,400	Logan Property Holdings Co Ltd	145,526

39,500	Longfor Group Holdings Ltd	117,093

4,756,000	Lonking Holdings Ltd	1,592,788

30,000	Midea Group Co Ltd – Class A	214,453

14,300	Momo Inc Sponsored ADR * (a)	474,331

400	NetEase Inc ADR	89,288

19,100	New China Life Insurance Co Ltd – Class H	92,425

67,000	Nexteer Automotive Group Ltd	95,393

38,000	Nine Dragons Paper Holdings Ltd	39,380

111,000	People’s Insurance Co Group of China Ltd (The) – Class H	50,302

476,000	PICC Property & Casualty Co Ltd – Class H	569,721

82,100	Ping An Insurance Group Co of China Ltd – Class A	859,130

10,428,000	Postal Savings Bank of China Co Ltd – Class H	6,242,372

1,048,000	Powerlong Real Estate Holdings Ltd	489,061

102,000	Qingling Motors Co Ltd – Class H	28,075

186,800	Red Star Macalline Group Corp Ltd – Class H	185,733

55,800	RiseSun Real Estate Development Co Ltd – Class A	79,715

278,000	Road King Infrastructure Ltd	531,431

4,100	Shanghai International Airport Co Ltd – Class A	35,130

316,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	86,134

2,292,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,151,294

257,925	Shanghai SMI Holding Co Ltd – Class A	243,953

110,000	Shenzhen Investment Ltd	41,043

96,275	Shenzhen World Union Properties Consultancy Inc – Class A	84,196

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	China — continued

3,666,000	Shimao Property Holdings Ltd	8,658,059

101,573	Sinopec Shanghai Petrochemical Co Ltd – Class A	83,768

2,340,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,186,367

173,200	Sinopharm Group Co Ltd – Class H	771,469

1,638,000	Sinotruk Hong Kong Ltd	2,980,417

1,720,000	SSY Group Ltd	1,525,170

259,721	Suning Universal Co Ltd – Class A	142,595

23,200	Tencent Holdings Ltd	993,499

267,500	Texhong Textile Group Ltd	358,647

646,000	Tianjin Port Development Holdings Ltd *	74,843

2,156,000	Tianneng Power International Ltd	2,112,784

382,000	Times China Holdings Ltd	495,843

446,000	TravelSky Technology Ltd – Class H	1,293,227

25,800	Weichai Power Co Ltd – Class A	36,876

2,192,000	Weichai Power Co Ltd – Class H	3,051,789

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	386,612

2,472,000	Xtep International Holdings Ltd	1,621,688

2,414,771	Yuzhou Properties Co Ltd	1,178,778

258,000	Zhejiang Expressway Co Ltd – Class H *	269,256

66,286	Zhejiang Weixing New Building Materials Co Ltd – Class A	168,568

64,194	Zhengzhou Yutong Bus Co Ltd – Class A	135,206

	Total China	203,658,421

	Colombia — 0.0%

144,314	Almacenes Exito SA	683,753

	Czech Republic — 0.0%

252	Philip Morris CR AS	162,413

	Denmark — 0.4%

649	ALK-Abello A/S *	101,653

10,818	Matas A/S	114,489

2,522	Netcompany Group A/S *	92,034

71,800	Novo Nordisk A/S Sponsored ADR	3,514,610

127,061	Novo Nordisk A/S – Class B	6,229,243

32,555	Royal Unibrew A/S	2,406,913

34,677	Scandinavian Tobacco Group A/S	458,033

2,463	SimCorp A/S	221,679

1,244	Spar Nord Bank A/S	10,697

	Total Denmark	13,149,351

	Finland — 0.5%

3,573	Aktia Bank Oyj	37,291

2,441	Cramo Oyj	47,737

4,546	Metso Oyj	154,021

88,095	Neste Oyj	8,470,524

Shares	Description	Value ($)

	Finland — continued

3,148	Stora Enso Oyj – R Shares	42,164

757	Tieto Oyj	22,383

9,960	Tokmanni Group Corp	98,892

201,115	UPM-Kymmene Oyj	6,064,385

	Total Finland	14,937,397

	France — 1.9%

3,147	AKWEL	50,829

13,292	Alten SA	1,369,469

25,021	BNP Paribas SA	1,280,847

1,005	Bonduelle SCA	32,557

74,575	CNP Assurances	1,722,917

22,510	Coface SA	202,478

9,462	Dassault Systemes SE	1,383,332

9,918	Gaztransport Et Technigaz SA	891,477

1,517	Hermes International	960,669

3,661	Interparfums SA	187,453

3,764	Ipsen SA	520,423

12,909	IPSOS (a)	340,489

2,872	Jacquet Metal Service SA	57,109

5,082	Kaufman & Broad SA	199,579

68,619	L’Oreal SA	17,306,378

24,156	Lagardere SCA	624,467

555	Mersen SA	17,944

29,377	Metropole Television SA	538,027

21,691	Neopost SA	569,225

320,186	Peugeot SA	8,141,030

6,283	Rothschild & Co	211,579

19,830	Safran SA	2,703,148

112,113	Sanofi	9,349,029

33,800	Sanofi ADR (b)	1,406,080

2,359	SCOR SE	106,132

21,886	Societe Generale SA	672,337

157,775	STMicroelectronics NV	2,578,624

311,100	STMicroelectronics NV – NY Shares	5,089,596

53,611	Television Francaise 1	505,897

675	Vilmorin & Cie SA	43,260

	Total France	59,062,381

	Germany — 2.1%

81,115	Allianz SE (Registered)	18,055,956

1,244	Amadeus Fire AG	130,771

39,969	BASF SE	3,042,325

10,119	Bayer AG (Registered)	808,416

127,512	Bayerische Motoren Werke AG	10,778,637

1,671	Bechtle AG	143,309

34,813	Borussia Dortmund GmbH & Co KGaA	299,692

9,956	Carl Zeiss Meditec AG	849,085

3,883	Cewe Stiftung & Co KGaA	364,445

59,317	Covestro AG	3,377,351

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Germany — continued

29,993	Daimler AG (Registered Shares)	1,795,677

325,169	Deutsche Lufthansa AG (Registered)	8,302,118

82,919	Deutsche Pfandbriefbank AG	1,022,184

344,286	Deutsche Telekom AG (Registered)	5,675,299

39,534	Deutz AG	286,282

7,425	Dialog Semiconductor Plc *	226,130

2,227	Eckert & Ziegler AG	215,588

4,341	Elmos Semiconductor AG	119,688

10,279	Hamburger Hafen und Logistik AG	224,149

6,663	Hannover Rueck SE	992,836

5,235	Henkel AG & Co KGaA	492,231

3,244	Isra Vision AG	136,538

12,739	Knorr-Bremse AG *	1,279,685

212	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	49,929

697	Nemetschek SE	101,728

6,660	Salzgitter AG	203,533

12,201	SAP SE	1,305,831

19,019	Siemens Healthineers AG (a)	769,659

19,333	Software AG (a)	706,196

6,648	Takkt AG	111,055

16,656	Talanx AG *	643,589

20,933	Volkswagen AG	3,701,874

3,511	Wacker Neuson SE	80,295

654	Washtec AG	40,021

	Total Germany	66,332,102

	Greece — 0.0%

12,055	FF Group * (c)	—

	Hong Kong — 0.4%

124,500	BOC Hong Kong Holdings Ltd	520,070

621,400	Champion (REIT)	496,990

41,700	Dah Sing Banking Group Ltd	80,025

24,000	Dah Sing Financial Holdings Ltd	131,862

12,000	Fortune Real Estate Investment Trust	14,796

1,000	Hang Seng Bank Ltd	24,764

34,000	HKT Trust & HKT Ltd – Class SS	53,107

50,100	Hysan Development Co Ltd	264,564

240,000	I-CABLE Communications Ltd *	3,115

15,000	Johnson Electric Holdings Ltd	36,620

30,000	Kerry Logistics Network Ltd	49,852

2,500	Kerry Properties Ltd	10,445

74,800	Luk Fook Holdings International Ltd	251,118

56,000	NewOcean Energy Holdings Ltd *	17,750

1,697,900	SJM Holdings Ltd	1,912,408

5,599,500	WH Group Ltd	4,965,385

223,100	Wharf Holdings Ltd (The)	697,901

45,000	Wharf Real Estate Investment Co Ltd	315,955

206,500	Wheelock & Co Ltd	1,399,337

Shares	Description	Value ($)

	Hong Kong — continued

39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	9,532

	Total Hong Kong	11,255,596

	Hungary — 0.0%

733,294	Magyar Telekom Telecommunications Plc	1,234,610

	India — 1.3%

244,307	Aurobindo Pharma Ltd	2,442,332

360,610	Balrampur Chini Mills Ltd	666,099

6,655	Dr Reddy’s Laboratories Ltd	245,728

6,700	Dr Reddy’s Laboratories Ltd ADR	252,456

162,664	Firstsource Solutions Ltd	99,574

882,712	HCL Technologies Ltd	13,045,090

1,659	Hero MotoCorp Ltd	61,390

32,318	HT Media Ltd	16,846

709,882	ITC Ltd	2,761,802

99,092	Just Dial Ltd *	721,440

21,206	KPIT Engineering Ltd * (d)	24,669

51,285	Larsen & Toubro Infotech Ltd	1,239,442

691,535	Mahindra & Mahindra Ltd	6,283,041

119,432	Mphasis Ltd	1,763,935

92,232	NIIT Technologies Ltd	1,713,778

718,961	Power Finance Corp Ltd	1,139,301

763,322	PTC India Ltd	822,838

64,988	Rajesh Exports Ltd	523,616

2,703,810	REC Ltd	5,203,946

381,878	Reliance Capital Ltd	934,225

61,173	Reliance Infrastructure Ltd	105,481

81,649	Sonata Software Ltd	387,787

96,435	Tech Mahindra Ltd	1,122,525

45,802	VIP Industries Ltd	262,773

	Total India	41,840,114

	Indonesia — 0.1%

1,009,000	Adaro Energy Tbk PT	93,844

375,100	Astra International Tbk PT	190,109

1,018,300	Bukit Asam Persero Tbk PT	288,206

3,744,500	Erajaya Swasembada Tbk PT	555,625

2,000	Gudang Garam Tbk PT	12,130

799,000	Indo Tambangraya Megah Tbk PT	1,214,568

1,112,400	Mitra Pinasthika Mustika Tbk PT *	79,388

7,551,900	Panin Financial Tbk PT *	239,253

794,000	Ramayana Lestari Sentosa Tbk PT	98,830

85,800	United Tractors Tbk PT	161,615

	Total Indonesia	2,933,568

	Ireland — 0.0%

9,200	ICON Plc *	1,287,816

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Israel — 0.1%

5,581	AudioCodes Ltd	75,836

48,448	Bank Leumi Le-Israel BM	320,424

8,692	Discount Investment Corp Ltd (Registered)	24,610

2,782	First International Bank of Israel Ltd	66,733

2,045	Fox Wizel Ltd	56,126

3,351	Harel Insurance Investments & Financial Services Ltd	23,548

1,340	Israel Corp Ltd (The)	376,630

3,027	Nova Measuring Instruments Ltd *	75,818

794,563	Oil Refineries Ltd	421,630

	Total Israel	1,441,355

	Italy — 0.8%

38,149	ACEA SPA	602,943

7,810	ASTM SPA	204,659

93,324	Cofide SPA	54,440

6,272	El.En. SPA	127,274

66,011	Enav SPA	339,239

274,228	Enel SPA	1,658,295

24,068	ERG SPA	478,507

150,497	EXOR NV	9,258,651

491,300	Fiat Chrysler Automobiles NV * (b)	7,236,849

11,820	Fiat Chrysler Automobiles NV *	174,675

8,732	Fiera Milano SPA *	45,659

87,871	Hera SPA	292,561

602,124	Iren SPA	1,496,535

8,260	La Doria SPA	80,326

9,666	MARR SPA	227,413

85,417	Mediobanca Banca di Credito Finanziario SPA	854,933

6,240	Recordati SPA	234,531

75,308	Saras SPA	149,079

4,276	Snam SPA	21,108

126,114	Societa Cattolica di Assicurazioni SC	1,173,703

17,277	Societa Iniziative Autostradali e Servizi SPA	289,052

77,885	Telecom Italia SPA-RSP	42,388

3,642	Unieuro SPA *	47,218

148,045	Unipol Gruppo Finanziario SPA	674,334

	Total Italy	25,764,372

	Japan — 6.0%

1,000	Advantest Corp	23,628

19,900	Aisin Seiki Co Ltd	781,631

1,300	Alfresa Holdings Corp	37,705

16,000	AOKI Holdings Inc (a)	180,087

962,900	Asahi Kasei Corp (a)	10,528,458

5,800	Asahi Yukizai Corp	87,391

973,600	Astellas Pharma Inc (a)	15,095,290

49,700	Bandai Namco Holdings Inc	2,116,512

Shares	Description	Value ($)

	Japan — continued

214,100	Brother Industries Ltd	3,920,905

10,400	Cawachi Ltd	195,597

5,500	Central Glass Co Ltd	129,320

14,400	CKD Corp	129,738

3,700	Concordia Financial Group Ltd	15,028

13,900	Dai Nippon Printing Co Ltd	322,243

67,100	Daicel Corp	707,013

12,500	Daiwabo Holdings Co Ltd	708,156

10,260	Denka Co Ltd	310,187

18,500	Denso Corp	796,990

13,000	DTS Corp	495,718

8,200	Ehime Bank Ltd (The)	82,990

14,000	Elecom Co Ltd	427,038

4,300	Exedy Corp	102,707

96,300	Fancl Corp	2,198,524

80,800	Fuji Electric Co Ltd	2,551,292

28,600	Fuji Media Holdings Inc	418,602

1,500	Fuji Soft Inc	62,522

1,800	Fujicco Co Ltd	36,739

112,100	FUJIFILM Holdings Corp	5,021,862

19,200	Fujitsu Ltd	1,295,779

3,200	Fukuyama Transporting Co Ltd	132,894

8,700	Furuno Electric Co Ltd	74,131

500	Fuyo General Lease Co Ltd	26,398

2,200	G-7 Holdings Inc	45,045

58,100	Hakuhodo DY Holdings Inc	893,024

1,600	Hamakyorex Co Ltd	65,318

14,660	Hanwa Co Ltd (a)	437,606

24,300	Haseko Corp	304,501

5,700	Heiwado Co Ltd	127,495

400	Hisamitsu Pharmaceutical Co Inc	19,782

413,100	Hitachi Ltd	12,417,934

236,700	Honda Motor Co Ltd (a)	6,684,423

500	Hosokawa Micron Corp	21,861

32,700	House Foods Group Inc	1,314,221

8,100	Hoya Corp	495,213

10,200	Infocom Corp	184,584

65,800	Isuzu Motors Ltd	945,843

799,100	ITOCHU Corp	14,354,190

5,400	Itochu Enex Co Ltd	45,703

2,700	Japan Aviation Electronics Industry Ltd	35,331

7,900	Jeol Ltd	130,069

2,200	JSR Corp	36,586

2,700	Kaken Pharmaceutical Co Ltd	130,452

1,900	Kamigumi Co Ltd	44,135

89,400	Kanematsu Corp	1,055,139

219,000	KDDI Corp	5,293,160

17,700	Keihin Corp	311,870

6,900	Kirin Holdings Co Ltd	154,607

13,600	Kitz Corp	100,531

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Japan — continued

349,320	Konica Minolta Inc	3,397,259

3,000	Kose Corp	486,992

7,300	Lion Corp	149,750

1,800	Maeda Kosen Co Ltd	45,476

4,300	Makino Milling Machine Co Ltd	173,696

522,800	Marubeni Corp (a)	3,735,104

67,000	MCJ Co Ltd	484,852

1,600	Medipal Holdings Corp	37,345

1,675,300	Mitsubishi Chemical Holdings Corp	12,389,162

150,800	Mitsubishi Corp	4,258,331

310,700	Mitsubishi Electric Corp (a)	3,895,447

97,400	Mitsubishi Gas Chemical Co Inc (a)	1,491,347

45,600	Mitsubishi Tanabe Pharma Corp	657,759

13,400	Mitsubishi UFJ Financial Group Inc	69,538

3,600	Mitsubishi UFJ Lease & Finance Co Ltd	18,382

47,600	Mitsui Chemicals Inc (a)	1,161,516

6,000	Mitsui Sugar Co Ltd	154,954

31,500	NEC Corp	1,051,115

10,000	NET One Systems Co Ltd	234,209

26,900	Nichias Corp	532,475

16,400	Nichiha Corp	465,872

18,800	Nippon Corp	366,756

7,800	Nippon Flour Mills Co Ltd	132,636

300	Nippon Shokubai Co Ltd	20,464

3,200	Nippon Soda Co Ltd	83,253

16,900	Nippon Steel & Sumitomo Metal Corp	304,799

406,100	Nippon Telegraph & Telephone Corp	17,552,720

1,600	Nippon Television Holdings Inc	25,138

3,300	Nisshin Oillio Group Ltd (The)	102,560

13,700	Nisshin Seifun Group Inc	294,404

9,000	Nisshinbo Holdings Inc	76,932

900	Nissin Corp	15,572

2,600	NOF Corp	89,878

9,100	Nomura Real Estate Holdings Inc	172,458

100	Noritake Co Ltd	4,909

17,000	North Pacific Bank Ltd	47,048

4,600	NTT Data Corp	50,381

81,600	NTT DOCOMO Inc	1,899,635

1,600	Oki Electric Industry Co Ltd	18,867

4,100	Open House Co Ltd	145,108

7,300	Osaki Electric Co Ltd	46,495

53,600	Pola Orbis Holdings Inc	1,509,925

23,200	Prima Meat Packers Ltd	420,185

13,700	Ricoh Co Ltd	139,418

1,900	Rion Co Ltd	32,604

38,800	Rohto Pharmaceutical Co Ltd	1,021,783

6,600	Roland DG Corp	138,411

1,900	Ryobi Ltd	46,700

7,200	Seiko Holdings Corp	176,109

95,800	Sekisui Chemical Co Ltd (a)	1,507,157

Shares	Description	Value ($)

	Japan — continued

8,500	Shimizu Corp	74,773

200	Shinmaywa Industries Ltd	2,498

40,100	Shionogi & Co Ltd (a)	2,565,976

34,700	Showa Corp	484,238

3,900	Showa Denko KK (a)	145,947

1,933,400	Sojitz Corp	7,128,608

96,800	Sony Corp	4,647,898

1,778,400	Sumitomo Chemical Co Ltd	8,842,630

14,900	Sumitomo Dainippon Pharma Co Ltd (a)	368,277

2,700	Sumitomo Mitsui Financial Group Inc	95,940

21,400	Sumitomo Mitsui Trust Holdings Inc	813,046

500	Suzuken Co Ltd	27,381

200	T RAD Co Ltd	4,155

28,200	T-Gaia Corp	513,206

500	Taisho Pharmaceutical Holdings Co Ltd	50,794

17,800	Taiyo Yuden Co Ltd	351,948

1,800	Takara Holdings Inc	20,416

5,700	Tatsuta Electric Wire and Cable Co Ltd	25,704

1,800	TDK Corp	141,199

25,500	Teijin Ltd	428,216

10,700	Tocalo Co Ltd	88,172

13,200	Tokyo Electron Ltd	1,804,494

20,900	Tokyu Construction Co Ltd	179,012

43,600	Tosoh Corp	644,644

1,100	Towa Pharmaceutical Co Ltd	86,984

1,200	Toyo Suisan Kaisha Ltd	44,585

97,600	Toyota Tsusho Corp (a)	3,109,505

8,500	TPR Co Ltd	187,172

38,700	TS Tech Co Ltd (a)	1,130,398

9,800	UKC Holdings Corp	182,051

13,000	Wacoal Holdings Corp	326,651

4,900	YAMABIKO Corp	47,673

2,200	Yamaya Corp	46,554

12,300	Yuasa Trading Co Ltd	371,331

	Total Japan	190,976,660

	Malaysia — 0.1%

868,900	DRB-Hicom Berhad	394,559

14,633	KSL Holdings Berhad *	2,969

32,400	Padini Holdings Berhad	30,682

9,900	Petronas Dagangan Berhad	64,871

2,618,000	Supermax Corp Berhad	983,450

216,900	Top Glove Corp Berhad	242,051

83,000	UOA Development Berhad	46,459

	Total Malaysia	1,765,041

	Mexico — 0.5%

79,729	Bolsa Mexicana de Valores SAB de CV	166,848

33,800	El Puerto de Liverpool SAB de CV – Class C1	212,076

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Mexico — continued

25,700	Gentera SAB de CV	21,286

127,942	Grupo Herdez SAB de CV	285,327

336,900	Megacable Holdings SAB de CV CPO	1,541,101

12,000	Unifin Financiera SAB de CV SOFOM ENR	27,384

5,354,838	Wal-Mart de Mexico SAB de CV	13,858,248

	Total Mexico	16,112,270

	Netherlands — 0.8%

98,032	ABN AMRO Group NV CVA	2,373,198

62,323	ASR Nederland NV	2,743,281

6,733	BinckBank NV	47,935

48,600	Coca-Cola European Partners Plc *	2,291,004

3,492	ForFarmers NV	32,665

32,891	Heineken Holding NV	3,178,282

180,372	ING Groep NV	2,384,177

11,538	Intertrust NV	217,834

235,744	Koninklijke Ahold Delhaize NV	6,075,646

979	Koninklijke Volkerwessels NV	20,310

9,489	Signify NV (a)	251,824

76,589	Wolters Kluwer NV	5,046,941

	Total Netherlands	24,663,097

	New Zealand — 0.0%

594,603	Air New Zealand Ltd	999,189

16,081	Synlait Milk Ltd *	113,844

	Total New Zealand	1,113,033

	Norway — 0.9%

9,884	Aker ASA – A Shares	747,281

94,948	Aker Solutions ASA *	454,313

108,339	Austevoll Seafood ASA	1,312,042

23,627	Bakkafrost P/F (a)	1,209,688

409,385	DNB ASA	7,841,328

52,482	Elkem ASA *	180,609

418,123	Equinor ASA (a)	9,404,404

31,287	Grieg Seafood ASA	408,062

58,790	Kvaerner ASA *	94,272

245,028	Leroy Seafood Group ASA (a)	1,847,101

37,407	Marine Harvest ASA	863,245

35,702	Salmar ASA	1,710,359

5,489	Selvaag Bolig ASA	28,533

30,218	SpareBank 1 Nord Norge	246,419

57,532	SpareBank 1 SR-Bank ASA	641,745

65,847	Storebrand ASA	523,331

13,015	TGS NOPEC Geophysical Co ASA	354,215

	Total Norway	27,866,947

Shares	Description	Value ($)

	Pakistan — 0.0%

13,100	Engro Corp Ltd	30,819

58,500	Engro Fertilizers Ltd	31,073

44,200	Nishat Mills Ltd	44,667

72,100	Oil & Gas Development Co Ltd	77,726

7,620	Pakistan Oilfields Ltd	25,743

4,900	Pakistan State Oil Co Ltd	7,763

	Total Pakistan	217,791

	Peru — 0.0%

300	Credicorp Ltd	72,927

	Philippines — 0.0%

10,880	Globe Telecom Inc	399,159

53,250	Manila Electric Co	378,450

324,700	Megaworld Corp	32,425

1,228,185	Nickel Asia Corp	65,204

38,285	Pilipinas Shell Petroleum Corp	36,217

95,250	Semirara Mining & Power Corp	41,446

	Total Philippines	952,901

	Poland — 0.2%

108,611	Asseco Poland SA	1,524,089

9,881	Bank Polska Kasa Opieki SA	295,510

2,441	Budimex SA	74,288

3,910	Ciech SA	61,434

65,799	Cyfrowy Polsat SA *	443,533

161,572	Energa SA *	418,824

4,717	Grupa Lotos SA	118,513

60,510	Impexmetal SA *	55,306

2,912	Lubelski Wegiel Bogdanka SA *	39,648

24,921	Polski Koncern Naftowy ORLEN SA	670,518

244,250	Polskie Gornictwo Naftowe i Gazownictwo SA	446,128

14,011	Powszechna Kasa Oszczednosci Bank Polski SA	140,685

53,220	Powszechny Zaklad Ubezpieczen SA	573,584

684	Stalprodukt SA	58,718

4,357	Warsaw Stock Exchange	46,237

	Total Poland	4,967,015

	Portugal — 0.0%

52,982	Altri SGPS SA	432,149

4,585	Semapa-Sociedade de Investimento e Gestao	79,920

570,499	Sonae SGPS SA	608,152

	Total Portugal	1,120,221

	Qatar — 0.0%

16,539	Barwa Real Estate Co	180,047

8,041	Doha Bank QPSC	45,230

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Qatar — continued

7,007	Gulf International Services QSC *	27,115

746	Masraf Al Rayan QSC	7,560

1,036	Qatar Electricity & Water Co QSC	50,211

13,840	Qatar Gas Transport Co Ltd	76,121

3,820	Qatar Insurance Co SAQ	35,209

3,257	Qatar International Islamic Bank QSC	62,985

677	Qatar Islamic Bank SAQ	27,068

12,121	Qatar National Bank QPSC	628,753

3,200	Qatar National Cement Co QSC	54,468

1,678	Qatar Navigation QSC	31,144

	Total Qatar	1,225,911

	Russia — 1.2%

197,100	Aeroflot PJSC	290,081

517,310	Alrosa PJSC	745,516

22,260	Gazprom Neft PJSC	110,702

3,513,932	Gazprom PJSC Sponsored ADR	16,662,356

18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	179,972

4,170,000	Inter RAO UES PJSC	247,508

91,184	LUKOIL PJSC Sponsored ADR	7,582,071

14,840	M.Video PJSC *	92,681

2,387	Magnit PJSC	136,601

9,980	Magnit PJSC Sponsored GDR (Registered)	143,219

169,400	Magnitogorsk Iron & Steel Works PJSC	114,241

4,588	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	39,708

63,967	MMC Norilsk Nickel PJSC ADR	1,367,356

91,300	Mobile TeleSystems PJSC Sponsored ADR	705,749

396,490	Moscow Exchange MICEX-RTS PJSC *	547,807

4,660	Novatek PJSC	76,287

8,843	Novatek PJSC Sponsered GDR (Registered)	1,532,224

70,760	Novolipetsk Steel PJSC	169,900

27,485	Novolipetsk Steel PJSC GDR	654,367

1,180	PhosAgro PJSC GDR (Registered)	16,104

16,000	QIWI Plc Sponsored ADR *	225,280

13,680	Raspadskaya OJSC *	32,310

191,430	Rostelecom PJSC	211,526

1,611	Rostelecom PJSC Sponsored ADR	10,572

5,210	Safmar Financial Investment	40,980

45,720	Sberbank of Russia PJSC	143,714

192,441	Sberbank of Russia Sponsored ADR	2,453,472

4,150	Severstal PJSC	64,682

27,294	Severstal PJSC GDR (Registered)	421,643

121,700	Surgutneftegas PJSC	47,391

8,454	Surgutneftegas PJSC Sponsored ADR	32,577

37,760	Tatneft PJSC	444,528

17,584	Tatneft PJSC Sponsored ADR	1,240,635

6,125	TCS Group Holding Plc GDR (Registered)	113,309

	Total Russia	36,897,069

Shares	Description	Value ($)

	Singapore — 0.1%

94,000	Accordia Golf Trust	43,491

58,200	China Sunsine Chemical Holdings Ltd	56,763

41,100	Frasers Centrepoint Trust (REIT)	69,580

284,400	Japfa Ltd	161,014

169,000	Mapletree Greater China Commercial Trust (REIT)	156,015

29,000	Parkway Life Real Estate Investment Trust	61,523

71,500	Venture Corp Ltd	940,103

832,600	Yangzijiang Shipbuilding Holdings Ltd	878,419

461,800	Yanlord Land Group Ltd	473,888

	Total Singapore	2,840,796

	South Africa — 1.5%

840,006	Absa Group Ltd	10,748,217

7,824	Anglo American Platinum Ltd	426,410

81,679	Astral Foods Ltd	943,767

35,079	AVI Ltd	223,336

8,283	Barloworld Ltd	74,012

15,382	BID Corp Ltd	321,932

1,066	Bidvest Group Ltd (The)	15,718

1,616,217	Blue Label Telecoms Ltd *	523,985

4,076	Capitec Bank Holdings Ltd	377,612

81,255	Delta Property Fund Ltd (REIT)	14,440

6,211	Discovery Ltd	67,692

70,955	Emira Property Fund Ltd (REIT)	75,696

14,327	Exxaro Resources Ltd	154,296

57,933	FirstRand Ltd	263,842

5,340	Foschini Group Ltd (The)	64,948

180,781	Growthpoint Properties Ltd (REIT)	312,841

12,750	Hyprop Investments Ltd (REIT)	69,948

11,552	Imperial Holdings Ltd	52,690

37,200	Invicta Holdings Ltd	74,295

1,647	JSE Ltd	18,857

102,834	Kumba Iron Ore Ltd	2,719,101

55,142	Lewis Group Ltd	124,727

343,993	Liberty Holdings Ltd	2,513,481

1,434,339	Merafe Resources Ltd	141,629

33,464	Metair Investments Ltd	47,555

62,576	MMI Holdings Ltd *	69,004

170,887	Mondi Ltd	4,014,337

11,552	Motus Holdings Ltd *	74,695

83,871	Mr Price Group Ltd	1,283,148

373,979	Murray & Roberts Holdings Ltd	375,546

475,864	Nedbank Group Ltd	9,584,703

111,426	Pepkor Holdings Ltd	157,442

128,729	Raubex Group Ltd	170,093

38,849	Redefine Properties Ltd (REIT)	26,711

2,695	Reinet Investments SCA	42,510

286,550	Reunert Ltd	1,421,455

80,166	RMB Holdings Ltd	454,897

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	South Africa — continued

47,082	Sanlam Ltd	262,142

1,864	Santam Ltd	41,154

2,761	Sasol Ltd	84,217

4,976	SPAR Group Ltd (The)	70,301

349,587	Standard Bank Group Ltd	4,796,229

493,169	Telkom SA SOC Ltd	2,443,086

100,244	Truworths International Ltd	517,770

89,383	Tsogo Sun Holdings Ltd	130,813

62,651	Wilson Bayly Holmes-Ovcon Ltd	528,898

	Total South Africa	46,920,178

	South Korea — 2.1%

22,583	Aju Capital Co Ltd	177,402

30,085	Cheil Worldwide Inc	669,778

847	Chong Kun Dang Pharmaceutical Corp	78,992

1,200	Daelim Industrial Co Ltd	99,719

8,717	Dongbu Insurance Co Ltd	561,442

21,573	Dongwha Pharm Co Ltd *	187,683

24,043	Dongwon Development Co Ltd	90,012

5,186	F&F Co Ltd	303,018

4,227	GS Home Shopping Inc	691,745

170,641	Hana Financial Group Inc	5,890,272

12	Hankook Tire Co Ltd	456

6,268	Hankook Tire Worldwide Co Ltd	90,795

9,111	Huons Co Ltd	593,339

6,974	Hyundai Home Shopping Network Corp	675,301

6,384	Hyundai Hy Communications & Network Co Ltd	23,752

4,794	Hyundai Marine & Fire Insurance Co Ltd	160,484

1,473	Hyundai Mobis Co Ltd	288,403

4,270	Il Dong Pharmaceutical Co Ltd	76,905

589,811	Industrial Bank of Korea	7,310,157

76,573	JB Financial Group Co Ltd	404,322

12,362	Kangwon Land Inc *	339,497

64,126	KB Financial Group Inc	2,527,384

194,177	Kia Motors Corp	6,306,763

15,612	Korea Asset In Trust Co Ltd	59,391

15,666	Korea Autoglass Corp	201,709

5,424	Korea United Pharm Inc	123,276

118	Korea Zinc Co Ltd *	47,870

7,637	KT Hitel Co Ltd *	34,167

12,653	Kwang Dong Pharmaceutical Co Ltd	81,462

4,218	Kyobo Securities Co Ltd	36,014

42,469	LF Corp	958,699

39,591	LG Corp	2,639,085

31,561	LG Electronics Inc	1,977,015

74,500	LG Uplus Corp	992,181

29,791	LOTTE Himart Co Ltd	1,296,358

28,512	Samjin Pharmaceutical Co Ltd *	1,025,356

975	Samsung Electronics Co Ltd	39,021

Shares	Description	Value ($)

	South Korea — continued

2,940	Sebang Global Battery Co Ltd	108,340

85,179	Shinhan Financial Group Co Ltd	3,312,637

139	Sindoh Co Ltd	6,042

9,884	SK Holdings Co Ltd	2,394,818

239,041	SK Hynix Inc	14,851,460

251,900	SK Telecom Co Ltd Sponsored ADR	6,448,640

16,122	SL Corp *	301,939

171,766	Woori Financial Group Inc *	2,260,280

3,183	Youngone Corp	99,247

	Total South Korea	66,842,628

	Spain — 0.5%

18,361	ACS Actividades de Construccion y Servicios SA	813,451

11,421	Aena SME SA (a)	2,036,866

58,799	Almirall SA	1,028,527

22,569	Cia de Distribucion Integral Logista Holdings SA	568,223

50,710	Ence Energia y Celulosa SA	364,720

199,160	Endesa SA	5,016,854

7,572	Faes Farma SA	28,504

125,465	Iberdrola SA	1,049,695

729,110	International Consolidated Airlines Group SA	5,761,579

52,976	Unicaja Banco SA	61,973

	Total Spain	16,730,392

	Sweden — 1.3%

24,547	Acando AB	75,897

7,924	Alfa Laval AB	173,164

4,636	Atrium Ljungberg AB – B Shares *	81,242

148,654	Betsson AB *	1,194,045

11,765	Bufab AB	131,829

1,030	Castellum AB	18,756

3,975	Electrolux AB Series – B	103,902

2,065	Fabege AB	27,725

3,129	Granges AB	32,726

4,084	Hemfosa Fastigheter AB	34,880

58,032	Hexpol AB	517,506

5,973	Instalco Intressenter AB	47,401

540	Investor AB – A Shares	23,819

8,412	KappAhl AB	16,227

55,387	Klovern AB – B Shares	73,743

4,438	KNOW IT AB	84,588

46,317	Nobina AB	321,451

1,553	Nordea Bank Abp	14,070

1,765	Nyfosa AB *	10,178

11,823	Oriflame Holding AG *	241,836

35,454	Peab AB	309,269

53,177	Resurs Holding AB	344,976

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Sweden — continued

463,719	Sandvik AB	7,600,889

45,342	SAS AB *	114,648

20,462	Securitas AB – B Shares	320,617

3,641	Skandinaviska Enskilda Banken AB – Class A	37,040

3,392	SkiStar AB	39,544

33,158	SSAB AB – Series A	129,858

966,102	Svenska Cellulosa AB SCA – Class B	8,901,705

171,077	Swedbank AB – A Shares	3,140,573

86,677	Swedish Match AB (a)	4,062,299

5,157	Tethys Oil AB *	42,272

24,788	Volvo AB – A Shares	365,895

896,055	Volvo AB – B Shares	13,178,923

777	Wihlborgs Fastigheter AB	10,307

	Total Sweden	41,823,800

	Switzerland — 1.1%

3,840	ALSO Holding AG (Registered) *	505,297

77	Belimo Holding AG (Registered)	363,091

92	Bell Food Group AG (Registered)	27,198

11,603	BKW AG	782,469

4,729	Bobst Group SA (Registered)	370,495

1,496	Bucher Industries AG (Registered)	462,806

467	Coltene Holding AG (Registered)	45,758

1,080	Feintool International Holding AG (Registered) *	85,860

2,645	Galenica AG *	120,467

9,698	GAM Holding AG *	38,430

3,454	Georg Fischer AG (Registered)	3,057,550

30	Gurit Holding AG *	30,009

6,738	Huber + Suhner AG (Registered)	519,536

531	Inficon Holding AG (Registered) *	274,545

92	Interroll Holding AG (Registered)	163,480

3,652	Kardex AG (Registered) *	485,555

739	Komax Holding AG (Registered)	185,552

42	LEM Holding SA (Registered)	49,894

2,550	Liechtensteinische Landesbank AG	173,140

2,800	Luxoft Holding Inc *	163,212

16,123	Mobilezone Holding AG (Registered)	174,741

13,879	Nestle SA (Registered)	1,255,409

39,242	Novartis AG (Registered)	3,576,279

2,116	Orior AG	183,998

9,045	Roche Holding AG	2,497,475

56,947	Roche Holding AG – Genusschein	15,804,172

14	Schweizerische Nationalbank (Registered)	67,284

11,241	SIG Combibloc Group AG *	118,254

21,224	Sika AG (Registered) (a)	2,866,905

2,939	Sunrise Communications Group AG *	217,868

67	Zehnder Group AG – Class RG	2,412

682	Zurich Insurance Group AG	224,983

	Total Switzerland	34,894,124

Shares	Description	Value ($)

	Taiwan — 2.7%

32,000	Actron Technology Corp	121,527

37,000	Advantech Co Ltd	281,898

116,000	Asia Vital Components Co Ltd	126,926

415,029	Asustek Computer Inc	2,945,010

13,000	Aten International Co Ltd	39,241

8,400	Aurora Corp	25,150

166,000	Catcher Technology Co Ltd	1,260,200

291,000	Cathay Financial Holding Co Ltd	427,197

222,560	Chailease Holding Co Ltd	874,287

110,000	Chin-Poon Industrial Co Ltd	147,404

578,000	China Development Financial Holding Corp	187,067

164,000	China Life Insurance Co Ltd	152,935

306,000	China Motor Corp	240,771

7,000	Chlitina Holding Ltd	63,046

14,000	Chong Hong Construction Co Ltd	39,464

7,000	Cleanaway Co Ltd	39,761

1,632,000	Coretronic Corp	2,456,349

1,267,000	CTBC Financial Holding Co Ltd	856,252

60,000	CTCI Corp	93,842

96,000	Cyberlink Corp	218,864

42,700	Elan Microelectronics Corp	123,946

26,000	Elite Material Co Ltd	79,971

206,000	Elitegroup Computer Systems Co Ltd *	85,713

172,000	Far Eastern Department Stores Ltd	90,973

162,000	Far Eastern New Century Corp	160,058

97,000	Farglory Land Development Co Ltd	116,012

190,000	Feng TAY Enterprise Co Ltd	1,186,371

39,000	FLEXium Interconnect Inc	113,394

56,000	Formosa Advanced Technologies Co Ltd	61,956

773,000	Formosa Chemicals & Fibre Corp	2,645,031

100,000	Formosa Petrochemical Corp	377,735

205,000	Formosa Plastics Corp	679,642

305,000	Formosa Taffeta Co Ltd	351,855

84,600	Formosan Rubber Group Inc	46,430

314,000	Foxconn Technology Co Ltd	643,043

2,142,000	Fubon Financial Holding Co Ltd	3,161,620

1,736,000	Gigabyte Technology Co Ltd	2,685,236

96,000	Globalwafers Co Ltd	1,034,703

2,770,000	Grand Pacific Petrochemical	2,159,176

1,519,400	Great Wall Enterprise Co Ltd	1,708,907

72,000	Greatek Electronics Inc	98,877

162,000	Highwealth Construction Corp	250,667

70,000	Holiday Entertainment Co Ltd	146,534

711,000	Holtek Semiconductor Inc	1,675,786

186,000	Hon Hai Precision Industry Co Ltd	437,588

49,000	Huaku Development Co Ltd	110,732

74,700	IEI Integration Corp	86,250

108,000	Innolux Corp	35,896

86,000	International Games System Co Ltd	545,805

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Taiwan — continued

1,953,000	Inventec Corp	1,503,760

19,000	ITEQ Corp	42,111

601,000	Lite-On Semiconductor Corp	681,221

23,000	Lite-On Technology Corp	33,174

29,000	Makalot Industrial Co Ltd	176,149

11,000	MediaTek Inc	99,459

53,202	Mercuries Life Insurance Co Ltd *	19,584

1,898,232	Mitac Holdings Corp	1,837,215

3,929,000	Nan Ya Plastics Corp	9,796,323

34,000	Nantex Industry Co Ltd	35,338

327,000	Nanya Technology Corp	651,570

1,033,000	Novatek Microelectronics Corp	5,684,367

9,000	On-Bright Electronics Inc	55,211

869,105	OptoTech Corp	573,718

353,000	Pegatron Corp	604,724

134,000	Phison Electronics Corp	1,214,798

4,302,000	Pou Chen Corp	5,402,655

355,000	Quanta Computer Inc	657,727

2,034,000	Radiant Opto-Electronics Corp	6,052,383

121,000	Realtek Semiconductor Corp	694,310

66,600	Ruentex Development Co Ltd	104,724

429,000	Ruentex Industries Ltd	1,131,317

2,000	Sercomm Corp	4,233

80,000	Shinkong Insurance Co Ltd	94,126

25,000	Sigurd Microelectronics Corp	24,265

2,100	Silicon Motion Technology Corp ADR	86,268

35,800	Simplo Technology Co Ltd	253,949

5,000	Sinbon Electronics Co Ltd	14,622

31,050	Sinmag Equipment Corp	121,121

27,000	Sino-American Silicon Products Inc *	62,095

68,000	Sitronix Technology Corp	257,294

85,000	Soft-World International Corp	198,677

47,000	Standard Chemical & Pharmaceutical Co Ltd	50,084

1,088,000	Sunplus Technology Co Ltd	443,776

109,500	Syncmold Enterprise Corp	269,952

30,000	Synnex Technology International Corp	36,410

32,700	TaiDoc Technology Corp	188,395

191,000	Taiwan Semiconductor Co Ltd	342,437

229,000	Taiwan Semiconductor Manufacturing Co Ltd	1,757,282

99,942	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	3,902,735

453,000	Taiwan Surface Mounting Technology Corp	755,387

16,000	Test Research Inc	26,548

33,000	Tong Hsing Electronic Industries Ltd	112,975

196,843	TOPBI International Holdings Ltd	553,279

145,485	Topco Scientific Co Ltd	360,570

29,000	Topkey Corp	131,235

Shares	Description	Value ($)

	Taiwan — continued

24,000	Transcend Information Inc	53,500

74,000	Tripod Technology Corp	226,682

22,000	TXC Corp	24,239

856,000	Uni-President Enterprises Corp	2,082,789

79,600	United Integrated Services Co Ltd	269,696

14,000	Vanguard International Semiconductor Corp	31,302

29,000	Wah Lee Industrial Corp	49,158

1,146,000	Walsin Lihwa Corp	673,328

100,000	Waterland Financial Holdings Co Ltd	32,739

82,000	Win Semiconductors Corp	461,186

40,000	YC INOX Co Ltd	33,752

34,000	Youngtek Electronics Corp	46,805

4,954,000	Yuanta Financial Holding Co Ltd	2,800,149

6,000	Yulon Finance Corp	20,091

4,000	Yulon Nissan Motor Co Ltd	31,058

102,000	Yungtay Engineering Co Ltd	197,691

6,000	Zeng Hsing Industrial Co Ltd	28,031

17,000	Zhen Ding Technology Holding Ltd	48,858

	Total Taiwan	85,707,705

	Thailand — 0.6%

56,800	Advanced Info Service Pcl	328,088

196,800	AP Thailand Pcl NVDR	43,988

87,200	Bangkok Dusit Medical Services Pcl NVDR	65,290

92,600	Central Pattana Pcl NVDR	221,879

595,200	Com7 Pcl NVDR	337,641

18,600	Glow Energy Pcl NVDR	53,707

974,900	Home Product Center Pcl NVDR	463,827

1,332,300	Indorama Ventures Pcl NVDR	2,176,670

91,300	Mega Lifesciences Pcl (Foreign Registered)	96,254

386,000	Mega Lifesciences Pcl NVDR	406,944

147,500	Pruksa Holding Pcl NVDR	89,825

2,796,600	PTT Global Chemical Pcl NVDR	6,386,996

1,675,000	PTT Pcl (Foreign Registered)	2,573,917

2,197,600	PTT Pcl NVDR	3,377,028

38,100	Siam Cement Pcl (The) (Foreign Registered)	573,112

384,900	Siamgas & Petrochemicals Pcl NVDR	121,379

149,700	Somboon Advance Technology Pcl NVDR	91,230

802,200	Star Petroleum Refining Pcl	261,932

74,250	Supalai Pcl (Foreign Registered)	46,163

17,475	Supalai Pcl NVDR	10,865

700	Thai Beverage Pcl	422

105,700	Thai Oil Pcl NVDR	242,036

808,500	Thanachart Capital Pcl (Foreign Registered)	1,429,784

383,300	Thanachart Capital Pcl NVDR	677,814

223,500	TTW Pcl NVDR	90,047

	Total Thailand	20,166,838

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Turkey — 0.7%

649,502	Akbank TAS	832,048

19,588	Aksa Akrilik Kimya Sanayii AS	34,514

79,723	Anadolu Cam Sanayii AS	47,846

126,248	Aselsan Elektronik Sanayi Ve Ticaret AS	578,466

56,306	BIM Birlesik Magazalar AS	903,685

358,460	Dogan Sirketler Grubu Holding AS *	75,724

125,123	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	71,748

179,428	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	51,303

121,395	Enerjisa Enerji AS	128,622

135,485	Enka Insaat ve Sanayi AS	126,823

540,203	Eregli Demir ve Celik Fabrikalari TAS	940,843

53,762	Ford Otomotiv Sanayi AS *	557,638

183,815	Haci Omer Sabanci Holding AS	313,632

91,234	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	82,221

1,815,200	KOC Holding AS	6,328,729

22,679	Kordsa Teknik Tekstil AS	45,666

4,885	Koza Altin Isletmeleri AS *	44,735

10,524	Mavi Giyim Sanayi Ve Ticaret AS – Class B	81,741

5,302	Otokar Otomotiv Ve Savunma Sanayi AS	118,069

94,784	Petkim Petrokimya Holding AS	97,646

112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	81,398

514,866	Soda Sanayii AS	734,487

77,945	TAV Havalimanlari Holding AS	405,760

70,178	Tekfen Holding AS	346,274

135,490	Trakya Cam Sanayii AS	97,570

33,069	Tupras-Turkiye Petrol Rafineriler AS	887,925

108,073	Turkcell Iletisim Hizmetleri AS	289,073

878,875	Turkiye Garanti Bankasi AS	1,463,850

444,891	Turkiye Halk Bankasi AS	636,688

4,770,542	Turkiye Is Bankasi – Class C	5,175,949

446,267	Turkiye Sinai Kalkinma Bankasi AS	70,087

695,234	Turkiye Vakiflar Bankasi TAO – Class D	669,827

1,506,891	Yapi ve Kredi Bankasi AS *	605,423

	Total Turkey	22,926,010

	United Arab Emirates — 0.0%

23,674	Abu Dhabi Commercial Bank PJSC	61,502

198,902	Air Arabia PJSC	51,309

83,756	Al Waha Capital PJSC	33,064

325,089	DAMAC Properties Dubai Co PJSC	122,244

440,267	Dana Gas PJSC	107,344

24,679	Dubai Islamic Bank PJSC	35,058

32,329	Emaar Development PJSC	34,353

105,729	Emaar Malls PJSC	50,526

196,205	Emaar Properties PJSC	262,109

10,315	First Abu Dhabi Bank PJSC	42,716

518,450	RAK Properties PJSC *	65,359

	Total United Arab Emirates	865,584

Shares	Description	Value ($)

	United Kingdom — 3.5%

599,358	3i Group Plc	7,526,655

73,582	Ashtead Group Plc	1,952,982

71,183	AstraZeneca Plc	5,800,928

18,563	Avast Plc *	76,174

19,297	AVEVA Group Plc	769,376

23,159	BAE Systems Plc	142,791

237,896	Barratt Developments Plc	1,887,791

74,621	Bellway Plc	2,997,973

110,021	Berkeley Group Holdings Plc (The)	5,762,620

46,128	Bovis Homes Group Plc	661,369

303,628	BP Plc	2,152,510

300	BP Plc Sponsored ADR (b)	12,795

170,550	British American Tobacco Plc	6,252,890

12,500	British American Tobacco Plc Sponsored ADR	459,250

57,521	Britvic Plc	700,380

273,919	BT Group Plc	781,244

14,934	Close Brothers Group Plc	298,847

17,232	CMC Markets Plc	19,123

100,555	Coca-Cola HBC AG *	3,382,081

63,788	Compass Group Plc	1,408,759

55,918	Computacenter Plc	823,683

13,723	Dart Group Plc	146,169

178	Derwent London Plc (REIT)	7,714

29,591	Drax Group Plc	142,973

42,737	EI Group Plc *	114,788

274,423	Electrocomponents Plc	2,014,641

13,850	EMIS Group Plc	174,381

67,931	Evraz Plc	507,669

422,778	Ferrexpo Plc	1,451,881

28,006	Firstgroup Plc *	33,178

44,945	Galliford Try Plc	440,397

185,435	GlaxoSmithKline Plc	3,695,855

204,800	GlaxoSmithKline Plc Sponsored ADR	8,265,728

3,611	Go-Ahead Group Plc (The)	98,254

5,303	Grainger Plc	17,366

5,417	Hikma Pharmaceuticals Plc	119,912

22,100	HSBC Holdings Plc Sponsored ADR (b)	902,343

15,342	Hunting Plc	111,399

264,980	IG Group Holdings Plc	1,982,053

142,047	Imperial Brands Plc	4,733,335

67,498	Inchcape Plc	506,045

106,638	Indivior Plc *	151,877

15,804	Intermediate Capital Group Plc	219,684

4,843	J Sainsbury Plc	14,716

94,855	JD Sports Fashion Plc	586,525

77,063	John Laing Group Plc	391,718

341	Land Securities Group Plc (REIT)	4,072

1,294,473	Legal & General Group Plc	4,816,902

2,935,052	Lloyds Banking Group Plc	2,471,547

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United Kingdom — continued

21,385	Lookers Plc	29,117

76,300	Meggitt Plc	545,860

97,556	Mondi Plc	2,233,321

57,877	Morgan Advanced Materials Plc	198,048

4,604	Morgan Sindall Group Plc	81,463

69,095	National Express Group Plc	388,412

25,130	Next Plc	1,694,854

54,000	Nomad Foods Ltd *	1,085,400

23,094	Numis Corp Plc	79,669

27,681	OneSavings Bank Plc	144,224

63,171	Pagegroup Plc	377,164

6,603	Paragon Banking Group Plc	38,060

32,618	Pearson Plc	367,761

403,645	Persimmon Plc	13,037,395

135,505	Plus500 Ltd	1,410,450

429,103	QinetiQ Group Plc	1,746,123

15,722	Reckitt Benckiser Group Plc	1,200,758

33,906	Redrow Plc	279,998

6,323	Royal Dutch Shell Plc – Class A	197,005

4,200	Royal Dutch Shell Plc – Class A Sponsored ADR	261,282

12,100	Royal Dutch Shell Plc – Class B Sponsored ADR (b)	769,681

12,791	RPS Group Plc	31,288

13,216	Segro Plc (REIT)	115,908

22,473	Softcat Plc	226,557

11,768	Spectris Plc	411,180

110,474	Spirent Communications Plc	220,219

32,643	SSP Group Plc	287,651

4,815	St Modwen Properties Plc	26,072

36,890	Stock Spirits Group Plc	111,943

342,752	Tate & Lyle Plc	3,155,065

24,744	Unilever Plc	1,317,316

79,795	Vesuvius Plc	642,219

	Total United Kingdom	110,704,806

	United States — 4.0%

13,049	3M Co. (b)	2,706,232

11,974	Abbott Laboratories (b)	929,422

12,682	Accenture Plc – Class A (b)	2,046,621

27,200	ACCO Brands Corp.	252,960

10,700	ADTRAN, Inc.	160,714

18,500	AG Mortgage Investment Trust, Inc. (REIT)	328,930

10,800	AgroFresh Solutions, Inc. * (b)	46,548

500	Allied Motion Technologies, Inc.	20,825

1,300	Alpha & Omega Semiconductor Ltd. *	13,988

4,925	Alphabet, Inc. – Class C *	5,515,606

2,700	America’s Car-Mart, Inc. *	220,320

16,794	American Express Co. (b)	1,809,386

Shares	Description	Value ($)

	United States — continued

200	American National Bankshares, Inc.	7,160

800	American Public Education, Inc. *	25,848

6,004	Amphenol Corp. – Class A (b)	564,196

5,667	Anthem, Inc.	1,704,237

23,175	Apple, Inc. (b)	4,012,751

106,200	Arbor Realty Trust, Inc. (REIT)	1,374,228

3,000	Archrock, Inc.	29,280

13,500	Ares Commercial Real Estate Corp. (REIT)	206,010

6,600	Avid Technology, Inc. * (b)	31,350

9,300	AVX Corp.	169,260

4,300	BancFirst Corp.	242,434

6,000	BankFinancial Corp.	93,840

9,000	Banner Corp.	559,170

4,600	Bassett Furniture Industries, Inc.	90,850

617	BCB Bancorp, Inc.	8,095

2,734	Becton Dickinson and Co. (b)	680,192

1,400	Bel Fuse, Inc. – Class B	34,230

19,500	Bloomin’ Brands, Inc.	403,260

2,200	Blue Hills Bancorp, Inc. (b)	54,736

489	Booking Holdings, Inc. *	829,853

24,400	Brady Corp. – Class A	1,154,364

2,700	Braemar Hotels & Resorts, Inc. (REIT)	35,154

29,100	Briggs & Stratton Corp.	381,501

8,200	Brixmor Property Group, Inc. (REIT) (b)	143,172

100	BRT Apartments Corp. (REIT)	1,330

6,600	Cabot Corp.	309,408

3,200	Calix, Inc. *	26,240

10,300	Camden National Corp.	461,955

27,500	Carrols Restaurant Group, Inc. *	293,975

6,000	Cedar Realty Trust, Inc. (REIT)	20,880

13,700	Central Garden & Pet Co. *	428,536

23,800	Central Garden & Pet Co. – Class A *	662,830

2,100	Century Bancorp, Inc. – Class A	162,435

44,701	Ciena Corp. *	1,906,945

29,099	Cisco Systems, Inc. (b)	1,506,455

1,700	Citi Trends, Inc.	36,788

3,100	Civista Bancshares, Inc.	66,123

5,100	Clarus Corp.	62,118

2,000	CNB Financial Corp.	55,600

99,000	CNO Financial Group, Inc. (b)	1,685,970

23,775	Coca-Cola Co. (The) (b)	1,077,958

22,600	Cognizant Technology Solutions Corp. – Class A	1,604,148

1,400	Columbia Sportswear Co.	144,130

70	Community Trust Bancorp, Inc.	2,995

6,900	Comtech Telecommunications Corp.	182,850

790	Consolidated Water Co. Ltd.	10,436

5,200	Cooper-Standard Holding, Inc. *	312,572

6,100	Core-Mark Holding Co., Inc.	192,211

52,600	CoreCivic, Inc. (REIT)	1,114,068

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

8,366	Costco Wholesale Corp. (b)	1,829,979

100	CRA International, Inc.	4,996

4,900	CSG Systems International, Inc.	203,595

2,600	Daktronics, Inc.	21,112

67,800	Denbury Resources, Inc. *	130,176

1,600	Digi International, Inc. *	21,120

18,800	Diodes, Inc. *	758,204

1,100	Donegal Group, Inc. – Class A	14,817

12,672	DSW, Inc. – Class A	375,218

2,800	Ducommun, Inc. *	118,804

84,800	Dynex Capital, Inc. (REIT)	517,280

2,800	Employers Holdings, Inc.	116,648

11,600	Endo International Plc *	127,484

10,700	Ennis, Inc.	226,840

14,400	Enova International, Inc. *	367,488

1,500	Escalade, Inc.	18,300

1,900	ESSA Bancorp, Inc. (b)	30,381

500	Essent Group Ltd. *	21,570

3,900	Ethan Allen Interiors, Inc.	78,312

6,300	EVERTEC Inc	180,306

2,900	Evolution Petroleum Corp.	20,503

4,900	Exantas Capital Corp. (REIT)	53,165

7,442	Facebook, Inc. – Class A *	1,201,511

1,000	Farmers National Banc Corp.	14,720

8,100	Federal Signal Corp.	199,098

20,100	Federated Investors, Inc. – Class B (b)	597,975

7,200	FedNat Holding Co.	131,400

100	Financial Institutions, Inc.	3,014

4,200	First Community Bankshares, Inc.	150,570

5,400	First Defiance Financial Corp.	167,076

1,500	First Financial Corp.	66,570

500	First Financial Northwest, Inc.	8,110

30,470	Flagstar Bancorp, Inc. (b)	995,150

200	Flexsteel Industries, Inc.	4,978

400	FONAR Corp. *	8,660

9,700	FTI Consulting, Inc. * (b)	719,352

94,131	Fulton Financial Corp. (b)	1,617,171

2,800	FutureFuel Corp.	51,632

23,400	Gannett Co., Inc.	274,716

52,237	GEO Group, Inc. (The) (REIT) (b)	1,186,825

8,700	Global Brass & Copper Holdings, Inc.	293,625

200	Gorman-Rupp Co. (The)	6,762

526	Graham Holdings Co. – Class B	359,631

900	Great Southern Bancorp, Inc.	50,967

1,100	Greif, Inc. – Class A (b)	44,220

11,200	Griffon Corp. (b)	199,808

3,300	Guess?, Inc.	73,887

900	Hallmark Financial Services, Inc. *	9,405

4,300	Harmonic, Inc. *	23,736

16,700	Haverty Furniture Cos, Inc.	406,812

Shares	Description	Value ($)

	United States — continued

16,700	Helen of Troy Ltd. *	1,872,237

24,630	Herman Miller, Inc.	903,428

63,200	Hersha Hospitality Trust (REIT)	1,191,320

6,000	HMS Holdings Corp. * (b)	206,760

5,410	Honeywell International, Inc.	833,519

5,900	Hyster-Yale Materials Handling, Inc.	399,194

7,900	ICF International, Inc.	596,608

12,200	IDACORP, Inc.	1,200,602

400	Independence Holding Co.	15,276

4,032	Independent Bank Corp.	93,744

3,000	Information Services Group, Inc. *	12,930

13,300	InfraREIT, Inc.	283,955

900	Ingles Markets, Inc. – Class A	28,008

2,105	Innospec, Inc.	172,315

15,800	Insight Enterprises, Inc. * (b)	881,956

9,000	Inter Parfums, Inc.	663,930

8,020	International Bancshares Corp.	327,376

600	INTL. FCStone, Inc. * (b)	26,100

12,400	iStar, Inc. (REIT)	108,500

3,400	Johnson Outdoors, Inc. – Class A	223,176

13,992	Johnson & Johnson (b)	1,911,867

23,600	K12, Inc. *	756,144

2,600	Kimball Electronics, Inc. *	40,300

1,700	Kimball International, Inc. – Class B	26,673

6,500	Knoll, Inc.	137,540

1,100	Lantheus Holdings, Inc. *	25,135

1,800	LCNB Corp.	30,600

2,600	Leaf Group Ltd. *	21,138

7,400	Liberty TripAdvisor Holdings, Inc. – Class A *	111,666

1,900	Macatawa Bank Corp.	20,729

9,400	Mallinckrodt Plc *	234,624

5,600	Marcus Corp. (The) (b)	237,384

400	Marlin Business Services Corp. (b)	9,416

2,722	Mastercard, Inc. – Class A	611,824

9,500	Materion Corp.	548,910

6,177	Matrix Service Co. *	129,038

1,200	Matson, Inc.	43,332

24,111	Medtronic Plc (b)	2,182,045

21,939	Merck & Co., Inc. (a)	1,783,421

600	Meritor, Inc. * (b)	13,368

33,099	Microsoft Corp.	3,708,081

700	Monarch Casino & Resort, Inc. *	30,695

1,600	Monotype Imaging Holdings, Inc.	31,360

16,000	Moog, Inc. – Class A (b)	1,503,360

9,000	Movado Group, Inc.	315,270

2,200	MutualFirst Financial, Inc.	69,168

1,800	National CineMedia, Inc. (b)	13,932

12,434	National General Holdings Corp.	320,922

5,600	Natural Grocers by Vitamin Cottage, Inc. *	79,520

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

13,300	Nautilus, Inc. * (b)	86,849

1,542	Northrim BanCorp, Inc.	57,840

37,200	Northwest Bancshares, Inc. (b)	691,920

105,700	Office Depot, Inc.	366,779

1,100	OFG Bancorp (b)	22,759

100	Oil-Dri Corp. of America	2,915

72,400	Old National Bancorp (b)	1,287,272

500	Olympic Steel, Inc.	9,710

4,200	On Deck Capital, Inc. *	25,788

298	One Liberty Properties, Inc. (REIT)	8,588

294	Oppenheimer Holdings, Inc. – Class A	8,297

70,811	Oracle Corp. (b)	3,691,377

300	Orrstown Financial Services, Inc.	6,126

5,900	Outfront Media, Inc. (REIT)	132,396

6,600	PC Connection, Inc.	265,584

63,700	PDL BioPharma, Inc. * (b)	231,231

30,500	PennyMac Financial Services, Inc. (b)	711,260

4,200	PennyMac Mortgage Investment Trust (REIT)	85,596

2,837	PepsiCo, Inc.	328,071

9,836	Philip Morris International, Inc. (b)	855,142

88,200	Piedmont Office Realty Trust, Inc. – Class A (REIT) (b)	1,805,454

13,336	PNM Resources, Inc.	582,516

36,800	Popular, Inc.	2,074,784

10,500	Portland General Electric Co.	526,470

2,900	Premier Financial Bancorp, Inc.	48,053

3,600	Protective Insurance Corp. – Class B	75,996

3,600	Radiant Logistics, Inc. *	23,004

2,500	Republic Bancorp, Inc. – Class A	113,100

7,500	Resolute Forest Products, Inc.	61,200

14,500	Retail Properties of America, Inc. – Class A (REIT)	180,670

8,000	Ribbon Communications, Inc. *	41,200

1,100	Riverview Bancorp, Inc.	8,514

1,500	Rocky Brands, Inc.	44,925

4,200	RR Donnelley & Sons Co.	22,596

1,800	RTI Surgical, Inc. * (b)	8,964

9,000	Rudolph Technologies, Inc. *	203,220

16,000	Sanmina Corp. *	511,040

3,700	Seneca Foods Corp. – Class A *	109,224

2,000	Shiloh Industries, Inc. *	12,460

8,200	Shoe Carnival, Inc.	312,748

3,100	SI Financial Group, Inc.	45,725

7,300	Sierra Bancorp	196,735

6,800	SkyWest, Inc. (b)	367,472

3,800	Smart & Final Stores, Inc. * (b)	23,560

4,100	Sonic Automotive, Inc. – Class A (b)	61,623

7,500	Southwest Gas Holdings, Inc. *	614,550

300	Speedway Motorsports, Inc.	5,298

Shares	Description	Value ($)

	United States — continued

30,679	Spok Holdings, Inc.	423,677

25,500	Steelcase Inc – Class A	446,505

3,600	Stepan Co.	338,760

2,300	Stoneridge, Inc. *	68,011

127,500	Sunstone Hotel Investors, Inc. (REIT) (b)	1,918,875

2,900	Sykes Enterprises, Inc. *	85,811

12,900	Tech Data Corp. *	1,318,638

74,036	TEGNA, Inc.	975,054

3,800	Telenav, Inc. *	22,724

54,800	Telephone & Data Systems, Inc.	1,756,340

3,643	Territorial Bancorp, Inc.	102,368

17,419	Texas Instruments, Inc.	1,842,582

37,300	Timken Co. (The)	1,618,447

29,448	TJX Cos., Inc. (The) (a)	1,510,388

20,200	Tower International, Inc.	518,130

4,000	Tredegar Corp.	69,680

9,700	Tribune Publishing Co. *	116,982

8,200	TriCo Bancshares	329,804

17,900	Trinseo SA	898,401

2,900	Triple-S Management Corp. – Class B *	73,776

12,600	Trustmark Corp. (b)	447,048

15,800	Unisys Corp. *	213,458

8,200	United Community Financial Corp.	82,164

1,000	United Security Bancshares	10,800

11,000	United States Cellular Corp. * (b)	513,590

7,404	UnitedHealth Group, Inc.	1,793,397

12,269	United Technologies Corp. (b)	1,541,845

8,800	Universal Corp. (b)	522,192

7,100	Urban Outfitters, Inc. *	219,035

37,529	US Bancorp (b)	1,939,874

3,600	Valhi, Inc.	14,580

6,300	Vectrus, Inc. *	169,848

15,300	Vera Bradley, Inc. * (b)	146,115

3,000	Veritiv Corp. *	86,670

3,700	Visa, Inc. – Class A	548,044

77,500	Vishay Intertechnology, Inc. (b)	1,698,800

6,653	Vishay Precision Group, Inc. *	231,924

116,800	W&T Offshore, Inc. *	608,528

5,400	Waterstone Financial, Inc.	90,936

2,700	Watts Water Technologies, Inc. – Class A	217,458

500	Weis Markets, Inc.	25,155

37,839	Wells Fargo & Co. (b)	1,887,788

100	Weyco Group, Inc.	3,032

8,500	World Fuel Services Corp.	235,365

55,004	Xenia Hotels & Resorts, Inc. (REIT)	1,074,228

32,900	Zumiez, Inc. *	812,630

	Total United States	124,833,812

	TOTAL COMMON STOCKS (COST $1,496,818,574)	1,491,028,762

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	PREFERRED STOCKS (e) — 0.9%

	Brazil — 0.3%

159,100	Banco do Estado do Rio Grande do Sul SA – Class B	1,058,930

581,700	Braskem SA – Class A	8,424,711

	Total Brazil	9,483,641

	Colombia — 0.0%

2,927	Banco Davivienda SA	35,848

4,700	Bancolombia SA Sponsored ADR	227,198

30,990	Grupo Aval Acciones y Valores SA	11,817

	Total Colombia	274,863

	Germany — 0.1%

1,651	Bayerische Motoren Werke AG	122,077

1,885	Draegerwerk AG & Co KGaA	105,928

14,449	Henkel AG & Co KGaA (a)	1,443,885

6,090	Sixt SE	406,968

7,729	Volkswagen AG	1,325,277

	Total Germany	3,404,135

	Russia — 0.1%

94	AK Transneft PJSC	242,970

5,600	Bashneft PJSC	157,564

722,020	Sberbank of Russia PJSC	1,969,209

1,242,100	Surgutneftegas PJSC	757,222

	Total Russia	3,126,965

	South Korea — 0.4%

38,442	LG Electronics Inc	973,190

316,358	Samsung Electronics Co Ltd	10,114,491

1,079	Samsung Electronics Co Ltd GDR	855,267

	Total South Korea	11,942,948

	Sweden — 0.0%

5,272	Akelius Residential Property AB	199,042

	Taiwan — 0.0%

14,463	CTBC Financial Holding Co Ltd	30,074

	TOTAL PREFERRED STOCKS (COST $27,107,039)	28,461,668

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

80,356	iShares Core MSCI Emerging Markets ETF	4,107,799

	TOTAL INVESTMENT FUNDS (COST $4,050,137)	4,107,799

	Par Value†	Description	Value ($)

		DEBT OBLIGATIONS — 15.8%

		Israel — 0.0%

		Corporate Debt — 0.0%

ILS	5,085	IDB Development Corp Ltd, 4.95%, due 12/18/25	1,068

		United States — 15.8%

		Asset-Backed Securities — 2.9%

	3,394,166	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.83%, due 01/25/23	3,335,291

	206,530	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.59%, due 11/02/30	206,698

	1,085,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.40%, due 04/30/31	1,084,845

	839,164	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.35%, due 11/10/30	839,155

	330,421	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.73%, due 07/24/29	330,923

	483,411	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.72%, due 07/25/29	483,401

	95,384	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.69%, due 07/15/30	95,454

	717,420	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/31	716,573

	325,500	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	325,494

	591,035	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.74%, due 01/19/25	591,023

	271,250	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 05/15/30	271,248

	348,003	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 11/17/27	348,001

	274,699	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.51%, due 07/26/31	274,694

	232,709	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.90%, due 01/18/25	232,704

See accompanying notes to the financial statements.	37

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

448,721	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.87%, due 04/25/26	448,711

727,975	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.91%, due 07/20/25	727,904

103,265	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	103,263

303,800	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/30	303,795

1,604,578	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 10/25/37	1,593,401

546,928	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 3.34%, due 04/25/36	545,641

134,245	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X,, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.61%, due 07/20/29	134,289

77,500	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.78%, due 04/24/29	77,563

406,875	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.31%, due 04/20/30	406,868

271,250	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	271,245

285,287	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.37%, due 01/17/28	285,282

467,325	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.49%, due 07/15/31	467,316

887,727	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.38%, due 05/15/31	887,719

289,142	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/22/30	289,096

805,467	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.47%, due 10/17/29	805,821

1,290,812	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 01/15/31	1,290,789

737,800	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.40%, due 04/30/31	737,824

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

464,692	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.43%, due 10/18/30	464,648

173,600	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	173,644

596,763	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.53%, due 10/24/30	596,872

2,459,799	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	364,050

549,281	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	549,271

233,611	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.93%, due 01/16/26	233,575

456,495	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 11/15/28	456,491

784,667	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.57%, due 10/25/31	784,591

206,530	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/29	206,526

178,132	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/30	178,438

875,595	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	875,382

471,649	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 05/16/31	471,602

3,954,573	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.80%, due 11/25/26	3,932,300

193,024	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.85%, due 05/25/26	192,462

658,994	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 11/28/30	658,904

380,450	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.38%, due 01/18/31	380,404

38	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

433,713	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.42%, due 01/27/31	433,648

59,893	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.94%, due 04/15/25	59,892

90,005	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.94%, due 04/15/25	90,004

1,223,852	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.91%, due 04/18/26	1,223,709

371,070	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.38%, due 02/05/31	371,065

103,265	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.58%, due 07/18/29	103,290

154,898	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.41%, due 10/20/29	154,925

537,075	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.34%, due 01/15/31	537,065

309,795	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 07/17/29	310,085

217,906	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.97%, due 05/25/29	217,250

727,011	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 3.08%, due 07/25/29	722,346

117,508	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 3.13%, due 09/27/35	117,511

984,321	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.55%, due 11/25/36	985,420

463,837	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.46%, due 04/20/31	463,829

163,050	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.74%, due 07/15/30	163,149

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

511,119	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	511,110

352,188	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.71%, due 07/20/30	352,666

250,144	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.76%, due 02/25/30	246,626

470,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .43%, 2.92%, due 04/25/31	464,538

1,328,173	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.76%, due 06/25/37	1,310,608

542,500	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/19/30	542,476

493,673	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/25/26	493,589

1,356,250	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.39%, due 05/13/28	1,356,236

1,825,121	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.48%, due 05/20/30	1,839,639

3,606,231	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.91%, due 06/20/30	3,603,202

495,672	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.43%, due 01/16/31	495,697

422,843	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.55%, due 10/12/30	422,835

2,011,660	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.72%, due 03/26/29	1,998,756

53,360	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	53,723

206,846	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 3.19%, due 09/16/24	207,182

See accompanying notes to the financial statements.	39

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

4,162,404	Navient Private Education Loan Trust, Series 15-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.2%, 3.69%, due 12/15/28	4,198,996

328,695	Navient Private Education Loan Trust, Series 14-AA, Class A2A, 144A, 2.74%, due 02/15/29	326,565

2,331,434	Navient Private Education Loan Trust, Series 14-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.74%, due 02/15/29	2,358,614

171,173	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/29	171,156

184,585	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.76%, due 04/22/29	184,732

376,032	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	375,907

1,457,805	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.59%, due 08/13/25	1,456,263

82,460	Octagon Investment Partners XIV Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.67%, due 07/15/19	82,460

172,289	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/19/30	172,308

519,222	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.37%, due 01/25/31	519,213

132,769	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.63%, due 08/16/29	132,842

217,400	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 01/21/30	217,374

340,774	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.41%, due 10/22/30	340,741

1,085,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.47%, due 04/17/31	1,084,979

131,527	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.50%, due 10/30/30	131,544

3,127,686	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/26	3,098,671

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,267,208	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.89%, due 07/17/26	1,267,929

344,217	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 07/15/30	344,211

359,983	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.85%, due 05/15/26	359,994

2,968,308	SLM Private Credit Student Loan Trust, Series 05-A, Class A3, Variable Rate, Variable Rate, 3 mo. LIBOR + .20%, 2.99%, due 06/15/23	2,966,230

947,612	SLM Private Credit Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + 0.33%, 3.12%, due 03/15/24	940,382

309,358	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.64%, due 01/15/26	309,852

1,323,700	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.74%, due 06/16/42	1,344,037

1,898,788	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.99%, due 01/15/43	1,919,228

1,308,773	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.74%, due 05/16/44	1,323,920

622,764	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	626,338

88,320	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.81%, due 04/25/19	88,203

1,266,653	SMB Private Education Loan Trust, Series 18-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 2.84%, due 03/16/26	1,266,073

818,000	Sound Point CLO VI-R Ltd, Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 10/20/31	817,957

275,577	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/25/25	275,998

47,517	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.54%, due 01/15/24	47,532

103,265	Telos CLO Ltd., Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/17/19	103,343

40	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

694,400	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.52%, due 04/17/28	694,386

636,112	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.52%, due 01/17/30	636,100

77,306	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.66%, due 07/20/30	77,366

371,754	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/20/30	371,752

879,625	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.39%, due 04/26/28	879,611

1,147,000	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.31%, due 04/20/28	1,146,981

949,375	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.34%, due 04/15/29	949,358

315,294	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	311,823

544,248	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.74%, due 05/25/47	545,244

51,104	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.99%, due 01/20/22	51,065

232,346	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	232,327

619,590	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 10/15/30	619,579

257,687	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.41%, due 04/18/31	257,683

1,720,662	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.93%, due 07/17/26	1,720,643

1,224,000	WhiteHorse Ltd., Series 18-12A, Class X ,144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	1,223,933

3,411,338	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.64%, due 05/01/26	3,403,700

45,095	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.67%, due 04/17/29	45,106

	Total Asset-Backed Securities	90,903,511

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — 12.6%

66,426,111	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (f)	66,326,212

17,104,823	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (f)	16,694,908

64,493,875	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (f)	64,186,522

73,005,372	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	70,949,244

37,269,634	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	36,397,583

77,755,708	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a) (f)	84,147,774

52,803,485	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (f)	61,334,548

	Total U.S. Government	400,036,791

	U.S. Government Agency — 0.3%

7,500,000	Federal Home Loan Banks, Step Up, 2.53%, due 09/20/19	7,499,625

51,752	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.96%, due 05/20/62	51,758

1,516,943	Government National Mortgage Association, Series 17-H12, Class FE, Variable Rate, 1 mo. LIBOR + 0.20%, 2.71%, due 06/20/66	1,515,042

340,450	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.78%, due 01/20/67	340,085

361,865	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.71%, due 05/20/67	361,503

	Total U.S. Government Agency	9,768,013

	Total United States	500,708,315

	TOTAL DEBT OBLIGATIONS (COST $504,066,509)	500,709,383

	MUTUAL FUNDS — 34.0%

	United States — 34.0%

	Affiliated Issuers — 34.0%

5,693,080	GMO Emerging Country Debt Fund, Class IV	152,403,763

11,945,401	GMO Emerging Markets Fund, Class VI	382,252,830

7,161,054	GMO Opportunistic Income Fund, Class VI	187,691,229

4,125,983	GMO Risk Premium Fund, Class VI	111,153,978

4,174,109	GMO SGM Major Markets Fund, Class VI	134,030,636

See accompanying notes to the financial statements.	41

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

5,744,791	GMO Special Opportunities Fund, Class VI	109,380,816

	TOTAL MUTUAL FUNDS (COST $1,035,278,734)	1,076,913,252

	SHORT-TERM INVESTMENTS — 4.5%

	Money Market Funds — 0.2%

6,903,509	State Street Institutional Treasury Money Market Fund-Premier Class, 2.33% (g)	6,903,509

	Repurchase Agreements — 4.3%

135,999,351	Nomura Securities International Inc. Repurchase Agreement, dated 02/28/19, maturing on 03/01/19 with a maturity value of $136,008,985 and an effective yield of 2.55%, collateralized by a U.S. Treasury Note with maturity date 07/31/24 and a market value of $138,363,883	135,999,351

	TOTAL SHORT-TERM INVESTMENTS (COST $142,902,860)	142,902,860

	TOTAL INVESTMENTS — 102.5% (Cost $3,210,223,853)	3,244,123,724

	SECURITIES SOLD SHORT — (1.2)%

	Common Stocks — (1.2)%

	Brazil — (0.1)%

(152,100)	Pagseguro Digital Ltd. – Class A *	(4,278,573)

(7,300)	StoneCo Ltd. – Class A *	(221,993)

	Total Brazil	(4,500,566)

	Canada — (0.2)%

(52,200)	Agnico Eagle Mines Ltd	(2,216,412)

(20,850)	Algonquin Power & Utilities Corp	(231,227)

(59,600)	AltaGas Ltd	(800,736)

(35,700)	Goldcorp Inc	(376,278)

(44,700)	Restaurant Brands International Inc	(2,825,487)

(38,300)	Yamana Gold Inc	(98,814)

	Total Canada	(6,548,954)

	Denmark — (0.0)%

(382)	AP Moller-Maersk A/S – Class B	(513,929)

	France — (0.0)%

(3,549)	DBV Technologies SA *	(56,084)

(1,605)	Iliad SA	(166,783)

Shares	Description	Value ($)

	France — continued

(3,482)	Wendel SA	(438,962)

	Total France	(661,829)

	Germany — (0.1)%

(216,631)	Deutsche Bank AG (Registered)	(2,007,833)

(1,390)	Gerresheimer AG	(106,638)

(14,600)	QIAGEN NV *	(561,078)

	Total Germany	(2,675,549)

	Israel — (0.0)%

(23,100)	Tower Semiconductor Ltd *	(414,183)

	Italy — (0.1)%

(76,635)	Brembo SPA	(927,130)

(6,812)	Cerved Group SPA	(62,782)

(604,391)	Saipem SPA *	(3,136,080)

	Total Italy	(4,125,992)

	Japan — (0.3)%

(18,000)	Acom Co Ltd	(61,846)

(1,700)	FP Corp	(103,894)

(10,500)	Hokkaido Electric Power Co Inc	(67,131)

(143)	Invincible Investment Corp (REIT)	(65,051)

(38,300)	Japan Lifeline Co Ltd	(630,443)

(24,300)	JGC Corp	(353,695)

(1,600)	JINS Inc	(78,988)

(59,400)	Kansai Paint Co Ltd	(1,094,969)

(13,500)	Keikyu Corp	(224,111)

(49,900)	Kyushu Electric Power Co Inc	(593,833)

(61,900)	Mitsui OSK Lines Ltd	(1,457,292)

(1,800)	Nifco Inc	(45,830)

(7,000)	Nihon M&A Center Inc	(177,152)

(18,600)	Nippon Paint Holdings Co Ltd	(717,128)

(21,500)	Nippon Yusen KK	(340,076)

(1,100)	Nitori Holdings Co Ltd	(137,400)

(205,600)	Orient Corp	(225,727)

(1,600)	Royal Holdings Co Ltd	(40,413)

(3,200)	Saizeriya Co Ltd	(58,987)

(1,000)	Seria Co Ltd	(33,899)

(500)	Shochiku Co Ltd	(51,280)

(11,500)	SUMCO Corp	(146,620)

(5,200)	Sysmex Corp	(314,457)

(4,600)	Universal Entertainment Corp	(145,916)

(2,800)	Yaskawa Electric Corp	(79,902)

(8,300)	Yoshinoya Holdings Co Ltd	(134,800)

(5,900)	ZOZO Inc	(111,306)

	Total Japan	(7,492,146)

42	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Netherlands — (0.0)%

(9,300)	InterXion Holding NV *	(609,150)

	Norway — (0.0)%

(12,133)	Wallenius Wilhelmsen ASA *	(38,959)

	Peru — (0.0)%

(16,400)	Southern Copper Corp.	(584,004)

	Singapore — (0.0)%

(78,600)	Singapore Post Ltd	(58,675)

(32,800)	UOL Group Ltd	(160,645)

	Total Singapore	(219,320)

	Spain — (0.1)%

(40,788)	Bankia SA	(124,427)

(2,441)	Bolsas y Mercados Espanoles SHMSF SA	(69,620)

(30,764)	Cellnex Telecom SA *	(795,028)

(32,612)	Ferrovial SA	(751,034)

(13,760)	Masmovil Ibercom SA *	(286,581)

(75,838)	Merlin Properties Socimi SA (REIT)	(982,372)

(433)	Neinor Homes SA *	(5,680)

	Total Spain	(3,014,742)

	Sweden — (0.0)%

(3,100)	Spotify Technology SA *	(434,434)

	Switzerland — (0.1)%

(3,819)	ams AG *	(118,131)

(71,921)	Credit Suisse Group AG (Registered) *	(886,995)

Shares	Description	Value ($)

	Switzerland — continued

(19,648)	LafargeHolcim Ltd (Registered) *	(970,953)

	Total Switzerland	(1,976,079)

	United Kingdom — (0.2)%

(1,353)	ASOS Plc *	(57,425)

(176,891)	Cobham Plc *	(275,811)

(15,960)	Dechra Pharmaceuticals Plc	(522,652)

(43,956)	GVC Holdings Plc	(382,364)

(83,209)	Just Eat Plc *	(823,344)

(494,565)	Melrose Industries Plc	(1,140,292)

(3,976)	Rhi Magnesita NV	(234,050)

(3,148)	Ted Baker Plc	(76,623)

(83,258)	TP ICAP Plc	(350,506)

(42,715)	Travis Perkins Plc	(813,312)

	Total United Kingdom	(4,676,379)

	United States — (0.0)%

(7,887)	Altice USA, Inc. – Class A	(172,014)

	TOTAL COMMON STOCKS (PROCEEDS $39,501,928)	(38,658,229)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $39,501,928)	(38,658,229)

	Other Assets and Liabilities (net) — (1.3%)	(39,734,505)

	TOTAL NET ASSETS — 100.0%	$3,165,730,990

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BOA	AUD	7,287,851	USD	5,268,825	95,616
04/15/2019	JPM	CHF	4,875,905	USD	5,014,119	109,305
05/20/2019	JPM	EUR	24,633,336	USD	28,055,423	(144,941)
05/20/2019	JPM	GBP	14,614,677	USD	18,929,032	(530,188)
03/25/2019	MSCI	JPY	228,000,000	USD	2,024,759	(24,135)
04/15/2019	JPM	JPY	1,937,000,000	USD	18,018,494	582,563
04/19/2019	JPM	JPY	2,874,631,956	USD	26,175,398	291,204
04/22/2019	GS	JPY	1,788,000,000	USD	16,376,386	272,800
05/20/2019	JPM	JPY	2,825,000,000	USD	25,939,799	440,879
04/15/2019	BOA	NOK	45,355,032	USD	5,379,542	69,340
04/15/2019	BCLY	SEK	56,136,416	USD	6,363,591	265,456
03/25/2019	JPM	USD	2,062,137	JPY	228,000,000	(13,243)
04/15/2019	BCLY	USD	1,112,140	SEK	9,972,500	(28,821)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	CITI	USD	17,553,639	JPY	1,937,000,000	(117,708)
04/15/2019	CITI	USD	1,382,069	NOK	11,786,900	(2,050)
04/15/2019	GS	USD	985,173	AUD	1,373,600	(10,137)
04/15/2019	JPM	USD	2,830,734	CHF	2,791,500	(22,683)
04/22/2019	CITI	USD	16,211,988	JPY	1,788,000,000	(108,402)
05/20/2019	JPM	USD	25,670,822	JPY	2,825,000,000	(171,902)

						$952,953

See accompanying notes to the financial statements.	43

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Reverse Repurchase Agreements

Average balance outstanding	$(30,714,773)

Average interest rate	(0.15)%

Maximum balance outstanding	$(46,057,969)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the year.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
459	E-Mini Russell 2000	March 2019	36,157,725	(13,225)
84	Mini MSCI Emerging Markets	March 2019	4,396,140	292,758

			$40,553,865	$279,533

Sales — (8.5)%
1,924	S&P 500 E-Mini	March 2019	$267,888,140	$(16,954,978)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,540,569	05/18/2020	Monthly	—	20,110	20,110
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	301,579	05/18/2020	Monthly	—	3,659	3,659
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	3,152,921	05/18/2020	Monthly	—	(4,182)	(4,182)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	7,588,548	05/18/2020	Monthly	—	10,931	10,931
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,303,077	05/18/2020	Monthly	—	14,661	14,661
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	10,750,574	05/18/2020	Monthly	—	(463,928)	(463,928)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	718,191	05/18/2020	Monthly	—	(43,692)	(43,692)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	691,803	05/18/2020	Monthly	—	(10,924)	(10,924)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 3.38%	MORD	USD	122,997	05/18/2020	Monthly	—	(7,357)	(7,357)

							$—	$(480,722)	$(480,722)

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

44	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	45

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Asset Allocation Fund returned -1.96% (net) for the fiscal year ended February 28, 2019, as compared with +0.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index).

The Fund’s underweight in equities compared to the benchmark added to relative performance. Within equities, the Fund’s overweight allocation to emerging markets and underweight allocation to the U.S. were detrimental to relative performance. Stock selection within equities was additive for emerging markets and flat within the U.S., as our allocation to Quality compensated for underperformance in the broader U.S. portfolio. Stock selection in developed ex-U.S. equity proved challenging.

The Fund’s exposure to alternatives added to relative performance as they outperformed the Fund’s benchmark. The underweighting to fixed income was detrimental to performance as the asset class did relatively well, although this was offset by decent outperformance within fixed income. Our exposure to cash/cash plus added modestly to relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

46

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Asset Allocation Fund Class III Shares, the GMO Global Asset Allocation Index, the MSCI

ACWI and the Bloomberg Barclays U.S. Aggregate Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

*	The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

47

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	56.6%
Debt Obligations	32.2
Short-Term Investments	12.3
Mutual Funds	2.6
Preferred Stocks	0.7
Investment Funds	0.4
Swap Contracts	0.2
Loan Participations	0.1
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.1)
Other	(5.0)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	20.7%
Other Emerging	3.3	†
Euro Region	0.0	^#
Other Developed	(0.5	)‡

	23.5%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	14.3%
Japan	5.9
China	5.8
Other Developed	4.4	‡
Other Emerging	3.9	†
United Kingdom	4.1
Taiwan	4.1
Russia	3.2
Germany	2.6
France	2.0
Turkey	1.8
Switzerland	1.6
Sweden	1.3
Australia	1.1
Euro Region	0.0	^#

	56.1%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#	“Euro Region” is comprised of derivative financial instruments attributed to

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

48

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

2,743,322	GMO Alpha Only Fund, Class IV	55,140,779

10,488,555	GMO Asset Allocation Bond Fund, Class VI	227,286,993

13,477,785	GMO Core Plus Bond Fund, Class IV	282,224,826

2,460,469	GMO Emerging Country Debt Fund, Class IV	65,866,747

11,206,814	GMO Emerging Markets Fund, Class VI	358,618,059

20,239,893	GMO International Equity Fund, Class IV	410,667,438

1,411,189	GMO Opportunistic Income Fund, Class VI	36,987,265

6,300,417	GMO Quality Fund, Class VI	140,373,291

1,805,746	GMO Risk Premium Fund, Class VI	48,646,796

1,780,848	GMO SGM Major Markets Fund, Class VI	57,183,044

11,038,717	GMO U.S. Equity Fund, Class VI	143,172,153

16,686,604	GMO U.S. Treasury Fund	83,433,020

	TOTAL MUTUAL FUNDS (COST $1,953,312,697)	1,909,600,411

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

28,548	ACE Securities Corp., Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 2.77%, due 02/25/36	13,938

19,196	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.99%, due 10/25/34	17,902

17,978	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.73%, due 02/26/34	17,021

	Total Asset-Backed Securities	48,861

	TOTAL DEBT OBLIGATIONS (COST $44,865)	48,861

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

247,324	State Street Institutional Treasury Money Market Fund–Premier Class, 2.33% (a)	247,324

	TOTAL SHORT-TERM INVESTMENTS (COST $247,324)	247,324

	TOTAL INVESTMENTS — 100.0% (Cost $1,953,604,886)	1,909,896,596

	Other Assets and Liabilities (net) — (0.0%)	(168,110)

	TOTAL NET ASSETS — 100.0%	$1,909,728,486

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	49

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Developed Equity Allocation Fund returned -4.58% (net) for the fiscal year ended February 28, 2019, as compared with +0.43% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. was the largest detractor from performance relative to the benchmark, although it was closely followed in magnitude of detriment by the exposure to emerging markets. The Fund was also hindered by overweight positions in Japan and Germany. Stock selection within countries also detracted from relative performance and this was most noticeable in France, Japan, Hong Kong, the Netherlands, Sweden, and Germany.

Allocation between sectors proved additive, helped by overweight positions in Information Technology and Health Care as well as an underweight position in Financials. Stock selection within sectors proved disappointing, with particularly negative outcomes relative to the benchmark in Information Technology, Consumer Discretionary, Materials, and Industrials. Top stock detractors included overweight positions in British American Tobacco Plc, Fiat Chrysler Automobiles NV, and Daimler AG. Top stock contributors included overweight positions in Merck & Co Inc., AstraZeneca Plc, and Eli Lilly & Co.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. Specific securities referenced were either held directly or indirectly through underlying funds.

50

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Developed Equity Allocation Fund Class III Shares and the MSCI World Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

51

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Short-Term Investments	2.0
Preferred Stocks	0.6
Investment Funds	0.2
Futures Contracts	0.1
Debt Obligations	0.1
Swap Contracts	(0.0)^
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
United States	38.4%
Japan	12.8
United Kingdom	8.9
Germany	5.8
France	4.4
Switzerland	4.0
Other Emerging	3.3 †
China	3.2
Sweden	2.8
Taiwan	2.6
Australia	2.4
Italy	2.1
Netherlands	2.0
Norway	1.8
Russia	1.7
Other Developed	1.6 ‡
Hong Kong	1.2
Denmark	1.0

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

52

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,427,357	GMO Emerging Markets Fund, Class VI	45,675,429

10,488,971	GMO International Equity Fund, Class IV	212,821,229

4,127,808	GMO Quality Fund, Class VI	91,967,553

7,501,473	GMO U.S. Equity Fund, Class VI	97,294,103

	TOTAL MUTUAL FUNDS (COST $457,775,454)	447,758,314

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

159,849	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	159,849

	TOTAL SHORT-TERM INVESTMENTS (COST $159,849)	159,849

	TOTAL INVESTMENTS — 100.0% (Cost $457,935,303)	447,918,163

	Other Assets and Liabilities (net) — (0.0%)	(44,444)

	TOTAL NET ASSETS — 100.0%	$447,873,719

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	53

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Equity Allocation Fund returned -5.43% (net) for the fiscal year ended February 28, 2019, as compared with -0.84% for the Fund’s benchmark, the MSCI ACWI.

The Fund’s underweight to the U.S. was the largest detractor from performance relative to the benchmark. Other notable country allocations that detracted from performance were the overweight positions in emerging markets, Japan and Germany. Stock selection within countries also detracted from relative performance and this was most noticeable in France, Japan, Hong Kong, the Netherlands, Sweden, and Germany.

Allocation between sectors proved additive, helped primarily by an overweight position in Information Technology. Stock selection within sectors proved disappointing, with particularly negative outcomes relative to the benchmark in Information Technology, Industrials, Consumer Discretionary, and Materials. Top stock detractors included overweight positions in British American Tobacco Plc, Fiat Chrysler Automobiles NV, and Daimler AG. Top stock contributors included overweight positions in AstraZeneca Plc, Merck & Co Inc., and GlaxoSmithKline Plc.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. Specific securities referenced were either held directly or indirectly through underlying funds.

54

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Equity Allocation Fund Class III Shares and the MSCI ACWI

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

55

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	2.1
Preferred Stocks	1.0
Investment Funds	0.6
Futures Contracts	0.1
Debt Obligations	0.0	^
Swap Contracts	(0.0	)^
Other	0.2

	100.0%

Country/Region Summary¤	% of Investments
United States	29.4%
Japan	11.1
China	8.2
United Kingdom	7.7
Taiwan	6.0
Germany	4.9
Russia	4.5
France	3.8
Other Emerging	3.6	†
Switzerland	3.2
Turkey	2.6
Sweden	2.5
Other Developed	2.2	‡
Australia	2.1
Italy	1.8
Netherlands	1.7
Norway	1.5
South Africa	1.1
South Korea	1.1
Hong Kong	1.0

	100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

56

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

13,504,853	GMO Emerging Markets Fund, Class VI	432,155,290

33,413,930	GMO International Equity Fund, Class IV	677,968,641

10,640,935	GMO Quality Fund, Class VI	237,080,031

22,362,396	GMO U.S. Equity Fund, Class VI	290,040,276

	TOTAL MUTUAL FUNDS (COST $1,722,650,628)	1,637,244,238

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

553,821	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	553,821

	TOTAL SHORT-TERM INVESTMENTS (COST $553,821)	553,821

	TOTAL INVESTMENTS — 100.0% (Cost $1,723,204,449)	1,637,798,059

	Other Assets and Liabilities (net) — (0.0%)	(54,463)

	TOTAL NET ASSETS — 100.0%	$1,637,743,596

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation team and specific security selections are made primarily by other Investment teams in collaboration with the Asset Allocation team. For example, equity securities within the Implementation Fund may be selected by senior members of the Global Equity, Focused Equity or other GMO Investment teams.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes.

GMO Implementation Fund returned -1.88% (net) for the fiscal year ended February 28, 2019, as compared with +1.40% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S., was the primary driver of negative performance. Fixed income strategies were additive to performance, as all of the underlying strategies had a positive returns for the period. Alternatives had a minimal positive impact on performance, as did cash and short duration bond holdings.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

58

GMO Implementation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Implementation Fund, the Consumer Price Index and the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	68.6%
Debt Obligations	25.6
Short-Term Investments	5.2
Preferred Stocks	1.2
Investment Funds	0.9
Purchased Options	0.0 ^
Forward Currency Contracts	0.0 ^
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Written Options	(0.1)
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.8)
Securities Sold Short	(3.6)
Other	3.1

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.8%
Other Emerging	0.2 †
Other Developed	0.1 ‡
Euro Region	0.0 ^§
United Kingdom	(1.4)

12.7%

Country/Region Summary¤	Equity Investments % of Total Net Assets
China	9.9%
United States	8.7
Japan	6.5
Taiwan	5.6
Other Developed	5.1 ‡
United Kingdom	3.9
Russia	3.5
Other Emerging	3.0 †
South Korea	2.9
Canada	2.4
Germany	2.4
South Africa	2.2
Turkey	2.1
France	2.0
Brazil	1.8
India	1.5
Sweden	1.5
Australia	1.3
Switzerland	1.2

67.5%

Industry Group Summary	% of Equity Investments#
Banks	14.4%
Materials	9.4
Capital Goods	8.1
Energy	8.1
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	6.2
Semiconductors & Semiconductor Equipment	4.7
Automobiles & Components	4.2
Real Estate	4.2
Telecommunication Services	4.1
Food, Beverage & Tobacco	4.1
Consumer Durables & Apparel	3.9
Diversified Financials	3.5
Insurance	3.4
Software & Services	2.7
Media & Entertainment	2.4
Utilities	2.1
Transportation	1.8
Household & Personal Products	1.7
Food & Staples Retailing	1.6
Health Care Equipment & Services	1.0
Commercial & Professional Services	0.9
Retailing	0.8
Consumer Services	0.5

100.0%

(a)	GMO Implementation Fund SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation Fund SPC Ltd. have been included with GMO Implementation Fund.

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

60

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 68.6%

	Australia — 1.4%

665,888	Accent Group Ltd	722,925

200,546	Adairs Ltd	266,764

116,735	Alliance Aviation Services Ltd	217,041

67,700	Altium Ltd	1,586,691

184,644	Appen Ltd	3,064,099

121,663	Austal Ltd	191,717

93,068	Australia & New Zealand Banking Group Ltd	1,848,953

1,120,157	Australian Pharmaceutical Industries Ltd	1,115,718

74,668	Aventus Retail Property Fund Ltd	118,425

1,038,875	Beach Energy Ltd	1,527,063

179,104	Bravura Solutions Ltd	650,436

172,597	Brickworks Ltd	2,253,247

761,214	Caltex Australia Ltd	15,435,512

51,898	Charter Hall Education Trust (REIT)	122,942

212,551	Charter Hall Group (REIT)	1,328,326

272,874	Charter Hall Retail (REIT)	880,664

4,920	CIMIC Group Ltd	175,147

112,691	Codan Ltd	245,928

487,962	Cromwell Property Group (REIT)	382,814

99,450	Crown Resorts Ltd	809,387

68,614	CSL Ltd	9,403,731

123,328	CSR Ltd	293,822

10,149	Dexus (REIT)	86,631

818,113	Downer EDI Ltd	4,323,685

28,747	Elders Ltd	126,690

448,224	GDI Property Group (REIT)	446,748

399,270	Genworth Mortgage Insurance Australia Ltd	748,145

61,648	GWA Group Ltd	135,837

86,251	IDP Education Ltd	910,827

445,059	Macquarie Group Ltd	40,635,953

151,901	Mineral Resources Ltd	1,618,876

199,784	Mirvac Group (REIT)	365,117

427,885	Mount Gibson Iron Ltd	230,411

769,845	New Hope Corp Ltd	2,287,586

1,060,969	Nine Entertainment Co Holdings Ltd	1,285,033

29,632	NRW Holdings Ltd	50,084

402,988	OZ Minerals Ltd	2,935,294

462,084	Sandfire Resources NL	2,394,585

251,445	Saracen Mineral Holdings Ltd *	459,357

3,923,309	Scentre Group (REIT)	10,790,756

86,765	Service Stream Ltd	123,631

282,272	Seven West Media Ltd *	109,128

1,089,593	Southern Cross Media Group Ltd	944,066

182,403	Stockland (REIT)	453,646

185,047	Super Retail Group Ltd	972,210

298,897	Tassal Group Ltd	1,042,255

Shares	Description	Value ($)

	Australia — continued

36,938	Telstra Corp Ltd	82,066

25,343	Virtus Health Ltd	74,348

675,741	Viva Energy (REIT)	1,160,003

886,143	Viva Energy Group Ltd *	1,518,229

509,550	Whitehaven Coal Ltd	1,590,417

38,149	WiseTech Global Ltd	520,981

	Total Australia	121,063,947

	Austria — 0.1%

562	EVN AG	8,441

20,243	FACC AG	317,786

179,080	OMV AG	9,427,731

7,001	POLYTEC Holding AG	68,182

14,552	S IMMO AG	275,394

36,912	Vienna Insurance Group AG Wiener Versicherung Gruppe	890,179

	Total Austria	10,987,713

	Belgium — 0.1%

287,437	AGFA-Gevaert NV *	1,114,695

9,106	Barco NV	1,389,439

13,129	KBC Group NV	971,745

62,458	UCB SA	5,232,775

	Total Belgium	8,708,654

	Brazil — 1.7%

2,040	Banco Bradesco SA	20,926

828,500	Banco BTG Pactual SA	7,532,520

903,600	Banco do Brasil SA	12,172,613

1,920,100	Banco Santander Brasil SA	22,972,803

2,657,700	Cia de Saneamento Basico do Estado de Sao Paulo	27,842,470

255,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,655,120

174,300	Cia de Saneamento de Minas Gerais-COPASA	2,874,721

25,100	Construtora Tenda SA	223,860

232,800	Estacio Participacoes SA	1,707,504

437,000	Grendene SA	1,008,690

11,898,400	JBS SA	42,542,367

196,100	Mahle-Metal Leve SA	1,374,629

1,503,700	MRV Engenharia e Participacoes SA	5,440,486

2,007,564	Oi SA	4,597,322

2,863,500	Petrobras Distribuidora SA	18,639,451

19,900	Porto Seguro SA	296,899

271,300	QGEP Participacoes SA	954,857

56,800	Smiles Fidelidade SA	725,850

173,200	Tupy SA	848,443

	Total Brazil	154,431,531

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Canada — 2.7%

139,500	AGF Management Ltd – Class B	550,177

6,500	Alimentation Couche-Tard Inc – Class B	366,355

93,500	Bank of Montreal	7,291,288

262,100	Bank of Montreal	20,428,074

97,100	Bird Construction Inc	495,849

97,448	BRP Inc	2,917,627

69,200	Canaccord Genuity Group Inc	340,229

131,900	Canadian Imperial Bank of Commerce	11,188,873

35,400	Canadian Pacific Railway Ltd (a)	7,309,392

135,800	Canadian National Railway Co	11,662,504

101,700	Canfor Corp *	1,092,776

82,600	Canfor Pulp Products Inc	995,506

46,200	Celestica Inc *	425,154

11,800	Cogeco Inc	654,494

52,100	Dundee Precious Metals Inc *	185,287

14,200	Empire Co Ltd – A Shares	329,871

35,600	Enerflex Ltd	541,054

3,179,252	Goldcorp Inc	33,509,316

141,700	Magna International Inc	7,477,220

156,200	Magna International Inc	8,236,426

14,200	Manulife Financial Corp	239,985

15,700	Methanex Corp	883,695

11,100	Methanex Corp (b)	626,040

13,500	Morguard North American Residential Real Estate Investment Trust	182,401

443,400	Rogers Sugar Inc	2,018,288

546,800	Royal Bank of Canada	42,735,955

71,400	Royal Bank of Canada	5,582,052

139,300	Russel Metals Inc	2,540,522

112,600	Sun Life Financial Inc	4,262,876

317,600	Sun Life Financial Inc	12,005,280

96,300	TFI International Inc	2,967,411

663,100	Toronto-Dominion Bank (The)	38,023,881

36,100	Toronto-Dominion Bank (The) (a)	2,071,418

79,400	Transat AT Inc *	331,248

170,420	Transcontinental Inc – Class A	2,454,089

20,400	Wajax Corp	291,750

88,400	West Fraser Timber Co Ltd	4,350,977

38,900	Westshore Terminals Investment Corp	641,460

	Total Canada	238,206,800

	China — 10.6%

4,958,000	361 Degrees International Ltd	978,834

994,000	7Road Holdings Ltd	189,816

674,000	AAC Technologies Holdings Inc	3,983,276

13,443,000	Agile Group Holdings Ltd	16,798,524

14,904,600	Agricultural Bank of China Ltd – Class A	8,470,089

106,950,000	Agricultural Bank of China Ltd – Class H	51,234,728

52,600	Alibaba Group Holding Ltd Sponsored ADR * (a)	9,627,378

Shares	Description	Value ($)

	China — continued

3,208,119	Anhui Conch Cement Co Ltd – Class A	17,012,822

2,776,000	Anhui Conch Cement Co Ltd – Class H	15,868,419

135,000	ANTA Sports Products Ltd	791,448

22,000	Autohome Inc ADR *	2,069,100

17,821,000	BAIC Motor Corp Ltd – Class H	11,327,672

57,900	Baidu Inc Sponsored ADR * (b)	9,411,066

59,593,000	Bank of China Ltd – Class H	27,798,477

27,848,000	Bank of Communications Co Ltd – Class H	23,382,170

1,731,975	Beijing North Star Co Ltd – Class A	881,098

700,000	BYD Electronic International Co Ltd	894,814

199,800	Changyou.com Ltd ADR	4,075,920

11,059,000	China CITIC Bank Corp Ltd – Class H	7,181,680

1,000	China Communications Construction Co Ltd – Class H	1,078

21,192,000	China Communications Services Corp Ltd – Class H	21,319,599

17,818,503	China Construction Bank Corp – Class A	19,130,712

24,564,000	China Construction Bank Corp – Class H	21,868,567

530,000	China Everbright Bank Co Ltd – Class H	253,960

483,000	China Evergrande Group	1,490,206

3,659,000	China Greenfresh Group Co Ltd *	438,313

3,807,000	China Huarong Asset Management Co Ltd – Class H	872,894

1,750,000	China Jinmao Holdings Group Ltd	849,231

9,909,000	China Lesso Group Holdings Ltd	5,527,338

1,571,000	China Lilang Ltd	1,505,997

7,741,000	China Machinery Engineering Corp – Class H	4,133,125

350,000	China Minsheng Banking Corp Ltd – Class H	270,177

2,289,500	China Mobile Ltd	24,182,768

33,600	China Mobile Ltd Sponsored ADR	1,770,384

6,471,900	China Molybdenum Co Ltd – Class A	4,607,022

726,000	China National Building Material Co Ltd – Class H	578,902

1,096,040	China National Chemical Engineering Co Ltd – Class A	1,006,754

1,396,000	China Oriental Group Co Ltd	936,264

5,144,000	China Overseas Land & Investment Ltd	18,951,208

23,925	China Petroleum & Chemical Corp ADR	2,052,765

14,604,445	China Petroleum & Chemical Corp – Class A	13,120,563

60,302,000	China Petroleum & Chemical Corp – Class H	51,981,334

25,229,700	China Railway Construction Corp Ltd – Class H	36,364,249

11,383,000	China Railway Group Ltd – Class H	11,277,048

243,800	China Railway Hi-tech Industry Co Ltd – Class A	436,282

2,122,000	China Resources Cement Holdings Ltd	2,263,876

114,000	China Resources Gas Group Ltd	495,348

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	China — continued

3,462,000	China Resources Land Ltd	12,915,267

8,322,500	China Resources Pharmaceutical Group Ltd	11,148,601

5,309,000	China SCE Group Holdings Ltd	2,089,980

2,460,863	China Shenhua Energy Co Ltd – Class A	7,522,926

3,736,000	China Shenhua Energy Co Ltd – Class H	9,205,890

2,616,000	China Shineway Pharmaceutical Group Ltd	2,738,693

540,100	China South Publishing & Media Group Co Ltd – Class A	1,091,783

120,600	China Taiping Insurance Holdings Co Ltd	373,412

70,324,000	China Telecom Corp Ltd – Class H	38,062,720

4,936,000	China Travel International Investment Hong Kong Ltd	1,465,431

2,569,993	China Vanke Co Ltd – Class A	10,761,670

1,614,100	China Vanke Co Ltd – Class H	6,121,222

3,864,602	China Yangtze Power Co Ltd – Class A	9,423,062

36,200	China Yuchai International Ltd	696,126

765,630	Chongqing Department Store Co Ltd – Class A	3,537,047

2,440,000	Chongqing Rural Commercial Bank Co Ltd – Class H	1,526,564

890,000	CIFI Holdings Group Co Ltd	579,822

2,475,000	CNOOC Ltd	4,298,582

5,970,000	Country Garden Holdings Co Ltd	7,853,460

385,000	Dah Chong Hong Holdings Ltd	143,540

6,684,991	Daqin Railway Co Ltd – Class A	8,927,375

2,040,185	Dongfang Electric Corp Ltd – Class A *	3,009,410

15,306,000	Dongfeng Motor Group Co Ltd – Class H	16,292,526

2,547,100	Fangda Special Steel Technology Co Ltd – Class A	5,437,811

31,603	Foshan Haitian Flavouring & Food Co Ltd – Class A	362,531

113,300	Fujian Star-net Communication Co Ltd – Class A	357,667

82,000	Fuyao Glass Industry Group Co Ltd – Class H	293,056

3,338,000	Geely Automobile Holdings Ltd	6,269,590

2,058,000	Great Wall Motor Co Ltd – Class H	1,507,802

1,257,300	Gree Electric Appliances Inc of Zhuhai – Class A	8,420,817

5,386,000	Guangdong Investment Ltd	10,324,443

2,776,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	10,757,055

12,232,800	Guangzhou R&F Properties Co Ltd – Class H	22,872,290

6,195,000	Haier Electronics Group Co Ltd *	18,474,654

1,525,700	Harbin Electric Co Ltd – Class H	806,498

1,024,461	Henan Shuanghui Investment & Development Co Ltd – Class A	3,701,134

53,500	Hengan International Group Co Ltd	432,374

Shares	Description	Value ($)

	China — continued

2,321,790	Hisense Home Appliances Group Co Ltd – Class A	3,222,126

1,884,931	HLA Corp Ltd – Class A	2,776,283

16,100	Hollysys Automation Technologies Ltd	356,293

10,748,000	Huabao International Holdings Ltd	4,800,295

1,916,000	IGG Inc	2,724,919

13,216,446	Industrial & Commercial Bank of China Ltd – Class A	11,364,301

26,853,000	Industrial & Commercial Bank of China Ltd – Class H	20,711,537

251,629	Inner Mongolia First Machinery Group Co Ltd – Class A	435,802

466,000	JNBY Design Ltd	920,556

822,000	Ju Teng International Holdings Ltd	223,117

2,198,500	Kingboard Chemical Holdings Ltd	7,709,522

950,500	Kingboard Laminates Holdings Ltd	1,163,230

541,500	KWG Property Holding Ltd *	509,256

276,800	Livzon Pharmaceutical Group Inc – Class A	1,385,214

1,206,230	Livzon Pharmaceutical Group Inc – Class H	4,251,592

1,518,000	Logan Property Holdings Co Ltd	2,157,306

525,500	Longfor Properties Co Ltd	1,557,777

12,448,000	Lonking Holdings Ltd	4,168,844

433,960	Midea Group Co Ltd – Class A	3,102,135

52,600	Momo Inc Sponsored ADR *	1,744,742

5,500	NetEase Inc ADR	1,227,710

98,000	New China Life Insurance Co Ltd – Class H	474,221

458,000	Nexteer Automotive Group Ltd	652,093

625,000	Nine Dragons Paper Holdings Ltd	647,702

598,000	People’s Insurance Co Group of China Ltd (The) – Class H	270,996

6,385,000	PICC Property & Casualty Co Ltd – Class H	7,642,160

825,225	Ping An Insurance Group Co of China Ltd – Class A	8,635,512

28,145,000	Postal Savings Bank of China Co Ltd – Class H	16,848,058

1,756,000	Powerlong Real Estate Holdings Ltd	819,458

584,800	Red Star Macalline Group Corp Ltd – Class H	581,460

783,500	RiseSun Real Estate Development Co Ltd – Class A	1,119,296

1,000	Shanghai Industrial Holdings Ltd	2,242

56,800	Shanghai International Airport Co Ltd – Class A	486,674

1,108,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	302,015

7,058,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	15,862,427

3,692,026	Shanghai SMI Holding Co Ltd – Class A	3,492,024

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	China — continued

60	Shenzhen Expressway Co Ltd – Class A	84

744,000	Shenzhen Expressway Co Ltd – Class H	818,073

1,498,800	Shenzhen World Union Properties Consultancy Inc – Class A	1,310,753

28,000	Shenzhou International Group Holdings Ltd	349,954

11,968,576	Shimao Property Holdings Ltd	28,266,403

1,521,196	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,254,538

12,302,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	6,237,048

430,800	Sinopharm Group Co Ltd – Class H	1,918,873

2,174,000	Sinotruk Hong Kong Ltd	3,955,694

4,038,000	SSY Group Ltd	3,580,603

3,694,171	Suning Universal Co Ltd – Class A	2,028,215

332,300	Tencent Holdings Ltd	14,230,156

65,300	Tencent Holdings Ltd ADR	2,795,493

1,631,000	Texhong Textile Group Ltd	2,186,740

654,000	Tianjin Development Holdings Ltd	244,192

914,000	Tianjin Port Development Holdings Ltd *	105,892

7,694,000	Tianneng Power International Ltd	7,539,778

1,436,000	Times China Holdings Ltd	1,863,956

1,448,000	TravelSky Technology Ltd – Class H	4,198,640

155,698	Wangfujing Group Co Ltd – Class A	368,554

262,000	Weichai Power Co Ltd – Class A	374,479

8,440,000	Weichai Power Co Ltd – Class H	11,750,501

5,246,000	XTEP International Holdings Ltd	3,441,494

2,610,000	Yadea Group Holdings Ltd	951,515

2,693,338	Yuzhou Properties Co Ltd	1,314,761

3,552,000	Zhejiang Expressway Co Ltd – Class H *	3,706,963

961,372	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,444,806

890,632	Zhengzhou Yutong Bus Co Ltd – Class A	1,875,855

	Total China	952,929,034

	Colombia — 0.0%

378,276	Almacenes Exito SA	1,792,254

	Czech Republic — 0.0%

88,564	Moneta Money Bank AS	313,484

	Denmark — 0.4%

1,198	ALK-Abello A/S *	187,644

53,258	Matas A/S	563,638

10,412	Netcompany Group A/S *	379,960

218,600	Novo Nordisk A/S Sponsored ADR	10,700,470

326,854	Novo Nordisk A/S – Class B (b)	16,024,215

95,939	Royal Unibrew A/S	7,093,130

102,885	Scandinavian Tobacco Group A/S	1,358,961

16,309	Spar Nord Bank A/S	140,240

	Total Denmark	36,448,258

Shares	Description	Value ($)

	Finland — 0.5%

5,763	Metso Oyj	195,254

273,453	Neste Oyj	26,293,094

8,911	Sanoma Oyj	88,584

19,132	Stora Enso Oyj – R Shares	256,251

6,522	Tieto Oyj	192,844

40,928	Tokmanni Group Corp	406,369

648,777	UPM-Kymmene Oyj (b)	19,563,102

	Total Finland	46,995,498

	France — 2.0%

28,962	Alten SA	2,983,942

6,355	Arkema SA	640,427

103,533	BNP Paribas SA	5,299,947

221,619	CNP Assurances	5,120,097

19,770	Coface SA	177,831

42,798	Dassault Systemes SE (b)	6,257,011

32,985	Gaztransport Et Technigaz SA	2,964,847

10,490	Interparfums SA	537,115

5,786	Ipsen SA	799,992

23,665	IPSOS	624,190

18,749	Kaufman & Broad SA	736,306

202,783	L’Oreal SA	51,143,841

42,311	Lagardere SCA	1,093,799

2,934	LVMH Moet Hennessy Louis Vuitton SE	1,006,915

7,900	Mersen SA	255,423

81,172	Metropole Television SA	1,486,631

64,385	Neopost SA	1,689,619

1,008,539	Peugeot SA	25,643,053

3,353	Rothschild & Co	112,912

62,483	Safran SA	8,517,438

385,732	Sanofi	32,165,938

59,900	Sanofi ADR	2,491,840

4,810	Sartorius Stedim Biotech	565,781

88,401	Societe Generale SA	2,715,677

706,342	STMicroelectronics NV	11,544,225

751,600	STMicroelectronics NV – NY Shares	12,296,176

118,543	Television Francaise 1	1,118,623

3,484	Vilmorin & Cie SA	223,287

	Total France	180,212,883

	Germany — 2.4%

270,847	Allianz SE (Registered)	60,289,732

4,605	Amadeus Fire AG	484,085

231,601	BASF SE	17,628,800

3,675	Bauer AG	60,280

39,422	Bayer AG (Registered)	3,149,461

384,361	Bayerische Motoren Werke AG	32,490,178

86,466	Borussia Dortmund GmbH & Co KGaA	744,354

26,635	Carl Zeiss Meditec AG	2,271,532

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Germany — continued

1,429	Cewe Stiftung & Co KGaA	134,121

157,600	Covestro AG	8,973,322

111,446	Daimler AG (Registered Shares)	6,672,258

1,052,098	Deutsche Lufthansa AG (Registered)	26,861,854

274,791	Deutsche Pfandbriefbank AG (b)	3,387,485

512,987	Deutsche Telekom AG (Registered) (c)	8,456,210

52,488	Deutz AG	380,087

27,063	Dialog Semiconductor Plc *	824,210

144	DWS Group GmbH & Co KGaA *	4,268

7,829	Eckert & Ziegler AG	757,898

8,393	Elmos Semiconductor AG	231,408

68,209	Evonik Industries AG	1,920,906

2,718	Gesco AG	78,497

29,141	Hamburger Hafen und Logistik AG	635,462

11,960	Hannover Rueck SE	1,782,128

29,472	Henkel AG & Co KGaA	2,771,163

1,866	Isra Vision AG	78,539

57,619	Knorr-Bremse AG *	5,788,067

1,592	Nemetschek SE	232,354

2,835	OHB SE	106,512

14,665	Salzgitter AG (b)	448,170

52,273	SAP SE	5,594,599

47,803	Siemens Healthineers AG	1,934,487

40,994	Software AG	1,497,429

2,606	Takkt AG	43,533

37,778	Talanx AG *	1,459,744

61,788	Volkswagen AG	10,926,834

36,446	Wacker Neuson SE	833,500

25,101	Wuestenrot & Wuerttembergische AG	480,000

	Total Germany	210,413,467

	Hong Kong — 0.4%

80,000	Agritrade Resources Ltd.	15,086

273,500	BOC Hong Kong Holdings Ltd	1,142,482

520,000	Dah Sing Banking Group Ltd	997,912

337,200	Dah Sing Financial Holdings Ltd	1,852,667

203,000	HKT Trust & HKT Ltd – Class SS	317,081

134,000	Hysan Development Co Ltd	707,617

1,600,213	I-CABLE Communications Ltd *	20,769

271,000	Johnson Electric Holdings Ltd	661,610

207,000	Kerry Properties Ltd	864,805

456,000	NewOcean Energy Holdings Ltd *	144,533

504,000	NWS Holdings Ltd	1,221,151

536,000	Singamas Container Holdings Ltd	81,761

5,208,000	SJM Holdings Ltd	5,865,966

30,500	SmarTone Telecommunications Holdings Ltd	34,713

10,766,500	WH Group Ltd	9,547,249

627,000	Wharf Holdings Ltd (The)	1,961,380

341,000	Wharf Real Estate Investment Co Ltd	2,394,233

Shares	Description	Value ($)

	Hong Kong — continued

725,000	Wheelock & Co Ltd	4,912,925

160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	38,803

	Total Hong Kong	32,782,743

	Hungary — 0.0%

2,257,270	Magyar Telekom Telecommunications Plc (c)	3,800,450

	India — 1.5%

909,926	Aurobindo Pharma Ltd	9,096,510

1,123,689	Balrampur Chini Mills Ltd	2,075,617

35,374	Dr Reddy’s Laboratories Ltd	1,306,140

19,800	Dr Reddy’s Laboratories Ltd ADR	746,064

762,659	Firstsource Solutions Ltd	466,859

2,368,269	HCL Technologies Ltd	34,999,278

10,270	Hero MotoCorp Ltd	380,033

2,495,409	ITC Ltd	9,708,412

264,237	Just Dial Ltd *	1,923,779

123,866	Larsen & Toubro Infotech Ltd	2,993,561

2,041,043	Mahindra & Mahindra Ltd	18,544,191

457,902	Mphasis Ltd	6,762,924

304,046	NIIT Technologies Ltd	5,649,528

286,278	PC Jeweller Ltd	284,790

5,556,527	Power Finance Corp Ltd	8,805,144

1,696,951	PTC India Ltd	1,829,261

171,258	Rajesh Exports Ltd	1,379,847

7,761,865	REC Ltd	14,939,040

759,056	Reliance Capital Ltd	1,856,952

192,242	Reliance Infrastructure Ltd	331,483

177,382	Sonata Software Ltd	842,464

469,628	Tech Mahindra Ltd	5,466,576

45,968	TV Today Network Ltd	203,078

228	VIP Industries Ltd	1,308

48,488	Zuari Agro Chemicals Ltd *	121,388

	Total India	130,714,227

	Indonesia — 0.2%

14,428,500	Adaro Energy Tbk PT	1,341,942

1,854,100	Astra International Tbk PT	939,698

13,126,400	Bukit Asam Persero Tbk PT	3,715,117

39,100	Charoen Pokphand Indonesia Tbk PT	20,291

7,690,600	Erajaya Swasembada Tbk PT	1,141,164

2,540,600	Gajah Tunggal Tbk PT *	139,737

3,847,300	Indo Tambangraya Megah Tbk PT	5,848,319

99,299,600	Panin Financial Tbk PT *	3,145,931

1,157,200	United Tractors Tbk PT	2,179,727

	Total Indonesia	18,471,926

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Ireland — 0.1%

32,700	ICON Plc * (b)	4,577,346

1,290	Smurfit Kappa Group Plc	36,546

	Total Ireland	4,613,892

	Israel — 0.0%

7,800	AudioCodes Ltd	105,988

100,084	Bank Leumi Le-Israel BM	661,933

9,201	Discount Investment Corp Ltd (Registered)	26,052

14,016	First International Bank of Israel Ltd	336,208

24,876	Harel Insurance Investments & Financial Services Ltd	174,804

20,891	Nova Measuring Instruments Ltd *	523,264

1,554,466	Oil Refineries Ltd	824,867

	Total Israel	2,653,116

	Italy — 1.0%

178,721	Arnoldo Mondadori Editore SPA *	355,832

37,693	ASTM SPA	987,734

15,946	Credito Emiliano SPA	97,875

152,973	Enav SPA	786,147

2,685,347	Enel SPA	16,238,667

50,545	ERG SPA	1,004,909

469,335	EXOR NV	28,873,726

456,305	Falck Renewables SPA	1,498,026

1,379,024	Fiat Chrysler Automobiles NV *	20,313,023

43,565	Fiat Chrysler Automobiles NV *	643,800

283,097	Hera SPA	942,555

154,487	IMMSI SPA *	91,103

1,765,462	Iren SPA	4,387,927

27,487	La Doria SPA	267,304

320,856	Mediobanca Banca di Credito Finanziario SPA	3,211,425

107,125	Piaggio & C SPA	273,044

13,622	Prima Industrie SPA	320,424

3,343	Reply SPA	200,515

4,202	Sabaf SPA	75,471

25,001	Saras SPA	49,492

2,368	Sesa SPA	73,748

416,827	Societa Cattolica di Assicurazioni SC	3,879,276

65,844	Societa Iniziative Autostradali e Servizi SPA	1,101,600

2,262,500	Telecom Italia SPA *	1,377,179

2,221,500	Telecom Italia SPA-RSP	1,209,032

419,273	Unipol Gruppo Finanziario SPA	1,909,757

	Total Italy	90,169,591

	Japan — 6.8%

110,000	Aisin Seiki Co Ltd	4,320,571

2,600	Alfresa Holdings Corp	75,410

Shares	Description	Value ($)

	Japan — continued

65,200	AOKI Holdings Inc	733,853

2,663,400	Asahi Kasei Corp (b)	29,121,919

2,905,000	Astellas Pharma Inc	45,040,897

153,800	Bandai Namco Holdings Inc	6,549,689

5,400	Bank of the Ryukyus Ltd	59,843

599,500	Brother Industries Ltd	10,978,901

12,200	Central Glass Co Ltd	286,855

2,800	Chukyo Bank Ltd (The)	55,597

53,500	Dai Nippon Printing Co Ltd	1,240,286

162,000	Daicel Corp	1,706,947

4,300	Daito Pharmaceutical Co Ltd	112,652

32,600	Daiwabo Holdings Co Ltd	1,846,871

59,600	DCM Holdings Co Ltd	579,816

33,600	Denka Co Ltd	1,015,816

19,500	Denso Corp	840,071

3,600	DTS Corp	137,276

5,500	Exedy Corp	131,370

251,600	Fancl Corp	5,744,016

30,300	FJ Next Co Ltd	249,482

281,100	Fuji Electric Co Ltd	8,875,843

60,000	Fuji Media Holdings Inc	878,185

6,600	Fuji Pharma Co Ltd	111,611

17,900	Fuji Soft Inc	746,097

359,500	FUJIFILM Holdings Corp (b)	16,104,902

129,400	Fujitsu Ltd	8,733,013

12,100	Fukuyama Transporting Co Ltd	502,506

22,400	Furuno Electric Co Ltd	190,866

12,000	Furyu Corp	110,977

3,100	Fuyo General Lease Co Ltd	163,667

5,700	G-7 Holdings Inc	116,708

175,000	Hakuhodo DY Holdings Inc	2,689,830

5,400	Hamakyorex Co Ltd	220,447

123,300	Haseko Corp	1,545,059

11,700	Heiwado Co Ltd	261,701

1,269,500	Hitachi Ltd	38,161,625

20,300	Hochiki Corp	211,709

862,700	Honda Motor Co Ltd	24,362,702

4,200	Hosokawa Micron Corp	183,636

90,600	House Foods Group Inc (b)	3,641,237

38,800	Idemitsu Kosan Co Ltd	1,377,407

17,200	Infocom Corp	311,259

10,200	Information Services International-Dentsu Ltd	333,977

31,200	Isuzu Motors Ltd (b)	448,485

2,453,200	ITOCHU Corp	44,066,699

24,100	Japan Aviation Electronics Industry Ltd	315,358

23,200	Jeol Ltd	381,975

3,300	JSP Corp	75,978

22,200	JSR Corp	369,189

12,200	Kaken Pharmaceutical Co Ltd	589,450

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Japan — continued

7,700	Kamei Corp	83,328

273,000	Kanematsu Corp	3,222,068

2,400	Kato Sangyo Co Ltd	79,820

637,600	KDDI Corp	15,410,587

64,400	Keihin Corp (b)	1,134,715

68,800	Kirin Holdings Co Ltd	1,541,585

113,400	Kitz Corp	838,253

1,055,231	Konica Minolta Holdings Inc	10,262,489

35,100	Kose Corp	5,697,807

2,600	Krosaki Harima Corp	138,660

20,800	Kyosan Electric Manufacturing Co Ltd	75,181

900	LIXIL VIVA Corp	11,934

5,400	Maeda Kosen Co Ltd	136,428

15,900	Makino Milling Machine Co Ltd	642,272

3,048,400	Marubeni Corp (b)	21,779,055

99,700	MCJ Co Ltd	721,488

2,500	Medipal Holdings Corp	58,352

4,690,800	Mitsubishi Chemical Holdings Corp	34,689,358

658,300	Mitsubishi Corp (b)	18,589,254

783,800	Mitsubishi Electric Corp	9,827,007

242,200	Mitsubishi Gas Chemical Co Inc	3,708,463

292,300	Mitsubishi Tanabe Pharma Corp (b)	4,216,296

17,200	Mitsubishi UFJ Financial Group Inc	89,258

172,900	Mitsui Chemicals Inc	4,219,035

39,600	Modec Inc	1,072,031

24,100	MTI Ltd	140,689

127,200	NEC Corp (b)	4,244,504

118,400	NET One Systems Co Ltd	2,773,038

70,000	Nichias Corp	1,385,622

23,100	Nichiha Corp	656,197

1,500	Nippon Chemical Industrial Co Ltd	31,065

74,400	Nippon Corp	1,451,419

8,100	Nippon Flour Mills Co Ltd	137,737

53,700	Nippon Light Metal Holdings Co Ltd	118,817

2,900	Nippon Shokubai Co Ltd	197,820

500	Nippon Soda Co Ltd	13,008

1,332,200	Nippon Telegraph & Telephone Corp	57,581,219

2,700	Nippon Television Holdings Inc	42,421

29,700	Nisshin Oillio Group Ltd (The)	923,037

34,300	Nisshin Seifun Group Inc	737,084

65,600	Nisshinbo Holdings Inc	560,751

23,000	NOF Corp	795,076

98,200	Nomura Real Estate Holdings Inc	1,861,034

3,500	Noritake Co Ltd	171,808

41,400	North Pacific Bank Ltd	114,577

319,500	NTT DOCOMO Inc (b)	7,437,908

3,200	Oki Electric Industry Co Ltd	37,733

11,800	Osaki Electric Co Ltd	75,156

25,300	Prima Meat Packers Ltd	458,219

83,300	Rohto Pharmaceutical Co Ltd	2,193,674

Shares	Description	Value ($)

	Japan — continued

8,700	Ryoden Corp	115,471

4,600	Sankyo Co Ltd	169,639

18,500	Sanoh Industrial Co Ltd	92,486

19,600	Seikitokyu Kogyo Co Ltd *	112,693

331,500	Sekisui Chemical Co Ltd	5,215,266

10,500	Shin-Etsu Polymer Co Ltd	80,888

900	Shinmaywa Industries Ltd	11,240

11,300	Shinnihon Corp	106,783

117,900	Shionogi & Co Ltd	7,544,352

126,800	Showa Corp	1,769,493

6,114,100	Sojitz Corp	22,543,199

267,000	Sony Corp	12,820,132

3,300	Sumitomo Bakelite Co Ltd	124,889

5,883,500	Sumitomo Chemical Co Ltd	29,254,169

59,300	Sumitomo Dainippon Pharma Co Ltd (b)	1,465,692

49,400	Sumitomo Mitsui Financial Group Inc (b)	1,755,344

8,900	Sumitomo Mitsui Trust Holdings Inc	338,136

3,300	Sushiro Global Holdings Ltd	207,965

15,200	Suzuki Motor Corp	780,512

15,500	T-Gaia Corp	282,081

1,800	Taikisha Ltd	54,068

30,300	Taiyo Yuden Co Ltd	599,102

8,800	Takasago Thermal Engineering Co Ltd	143,933

50,400	Tatsuta Electric Wire and Cable Co Ltd	227,281

150,700	Teijin Ltd	2,530,672

23,100	Tocalo Co Ltd	190,352

7,600	Token Corp	467,374

51,200	Tokyo Electron Ltd (b)	6,999,248

3,900	Tokyo Seimitsu Co Ltd	100,761

49,300	Tokyu Construction Co Ltd (b)	422,263

5,600	Toshiba TEC Corp	157,585

5,400	Tosoh Corp	79,841

2,700	Towa Pharmaceutical Co Ltd	213,507

3,800	Toyo Ink SC Holdings Co Ltd	89,260

7,700	Toyo Suisan Kaisha Ltd	286,086

402,600	Toyota Tsusho Corp	12,826,709

129,300	TS Tech Co Ltd	3,776,756

16,200	Unipres Corp	289,975

18,800	Vital KSK Holdings Inc	189,890

23,300	Wacoal Holdings Corp	585,460

23,000	Warabeya Nichiyo Holdings Co Ltd	381,273

1,300	Yamazen Corp	14,034

4,600	Yellow Hat Ltd	122,726

	Total Japan	604,833,159

	Malaysia — 0.1%

1,914,100	DRB-Hicom Berhad	869,174

165,187	KSL Holdings Berhad *	33,513

156,900	Petronas Dagangan Berhad	1,028,105

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Malaysia — continued

6,551,400	Supermax Corp Berhad	2,461,029

355,400	Ta Ann Holdings Berhad	216,656

	Total Malaysia	4,608,477

	Mexico — 0.6%

117,000	Credito Real SAB de CV SOFOM ER	117,902

247,513	Grupo Herdez SAB de CV	551,986

1,226,246	Bolsa Mexicana de Valores SAB de CV	2,566,153

789,100	Gentera SAB de CV	653,580

15,793,600	Wal-Mart de Mexico SAB de CV	40,873,621

106,700	El Puerto de Liverpool SAB de CV – Class C1	669,483

119,700	Grupo Mexico SAB de CV	300,842

6,400	Grupo Aeroportuario del Pacifico SAB de CV ADR	596,800

203,500	Unifin Financiera SAB de CV SOFOM ENR	464,385

1,020,600	Megacable Holdings SAB de CV CPO	4,668,588

	Total Mexico	51,463,340

	Netherlands — 0.9%

492,696	ABN AMRO Group NV CVA	11,927,379

208,475	ASR Nederland NV (b)	9,176,476

15,635	BinckBank NV	111,312

135,100	Coca-Cola European Partners Plc *	6,368,614

58,952	ForFarmers NV	551,453

75,816	Heineken Holding NV	7,326,157

952,719	ING Groep NV	12,593,144

8,600	Intertrust NV	162,365

818,804	Koninklijke Ahold Delhaize NV (b)	21,102,395

12,217	Signify NV	324,221

227,495	Wolters Kluwer NV	14,991,107

	Total Netherlands	84,634,623

	New Zealand — 0.0%

1,165,087	Air New Zealand Ltd	1,957,849

	Norway — 0.9%

34,220	Aker ASA – A Shares	2,587,209

282,803	Aker Solutions ASA *	1,353,173

386,082	Austevoll Seafood ASA	4,675,654

49,823	Bakkafrost P/F	2,550,908

162,657	BW LPG Ltd *	531,226

884,795	DNB ASA	16,947,294

192,030	Elkem ASA *	660,841

1,412,810	Equinor ASA (b)	31,776,860

36,026	Grieg Seafood ASA	469,871

384,556	Kongsberg Automotive ASA *	370,900

32,660	Kvaerner ASA *	52,371

796,457	Leroy Seafood Group ASA	6,003,954

Shares	Description	Value ($)

	Norway — continued

113,184	Marine Harvest ASA	2,611,957

129,698	Salmar ASA	6,213,381

24,632	Selvaag Bolig ASA	128,042

91,439	SpareBank 1 Nord Norge	745,660

160,810	SpareBank 1 SR-Bank ASA	1,793,766

313,866	Storebrand ASA	2,494,506

53,045	TGS NOPEC Geophysical Co ASA	1,443,668

	Total Norway	83,411,241

	Pakistan — 0.0%

33,700	Engro Corp Ltd	79,284

1,211,500	Engro Fertilizers Ltd	643,501

205,000	Fauji Cement Co Ltd	31,435

28,000	Fauji Fertilizer Co Ltd	21,656

9,000	Hub Power Co Ltd (The)	5,658

6,350	Lucky Cement Ltd	21,397

1,680	Mari Petroleum Co Ltd	15,803

125,900	Nishat Mills Ltd	127,230

919,100	Oil & Gas Development Co Ltd	990,815

194,420	Pakistan Oilfields Ltd	656,816

67,100	Pakistan Petroleum Ltd	89,567

60,500	Pakistan State Oil Co Ltd	95,851

	Total Pakistan	2,779,013

	Peru — 0.0%

2,600	Credicorp Ltd	632,034

	Philippines — 0.1%

47,330	Globe Telecom Inc	1,736,415

1,430	Jollibee Foods Corp	8,505

578,380	Manila Electric Co	4,110,574

11,851,800	Megaworld Corp	1,183,548

13,951,551	Nickel Asia Corp	740,682

1,337,825	Semirara Mining & Power Corp	582,120

	Total Philippines	8,361,844

	Poland — 0.6%

349,003	Asseco Poland SA	4,897,402

226,245	Bank Polska Kasa Opieki SA	6,766,280

32,899	Budimex SA	1,001,234

53,351	Ciech SA	838,253

267,805	Cyfrowy Polsat SA *	1,805,199

157,702	Enea SA *	419,662

1,183,843	Energa SA *	3,068,736

965	EPP NV	1,273

68,171	Grupa Lotos SA	1,712,768

40,829	Lubelski Wegiel Bogdanka SA *	555,897

423,751	Polski Koncern Naftowy ORLEN SA	11,401,342

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Poland — continued

4,129,165	Polskie Gornictwo Naftowe i Gazownictwo SA	7,542,004

341,169	Powszechna Kasa Oszczednosci Bank Polski SA	3,425,687

993,345	Powszechny Zaklad Ubezpieczen SA	10,705,884

9,472	Stalprodukt SA	813,129

55,788	Warsaw Stock Exchange	592,032

	Total Poland	55,546,782

	Portugal — 0.0%

119,562	Altri SGPS SA	975,210

81,587	Navigator Co SA (The)	399,623

12,401	Semapa-Sociedade de Investimento e Gestao	216,158

1,635,333	Sonae SGPS SA	1,743,266

	Total Portugal	3,334,257

	Qatar — 0.3%

261,921	Barwa Real Estate Co	2,851,326

88,639	Doha Bank QPSC	498,584

96,321	Gulf International Services QSC *	372,731

20,915	Masraf Al Rayan QSC	211,946

21,424	Qatar Electricity & Water Co QSC	1,038,347

217,222	Qatar Gas Transport Co Ltd	1,194,733

81,630	Qatar Insurance Co SAQ	752,378

40,071	Qatar International Islamic Bank QSC	774,914

20,773	Qatar Islamic Bank SAQ	830,542

276,176	Qatar National Bank QPSC	14,326,095

43,724	Qatar National Cement Co QSC	744,239

24,511	Qatar Navigation QSC	454,938

	Total Qatar	24,050,773

	Russia — 3.3%

2,486,350	Aeroflot PJSC	3,659,276

7,027,840	Alrosa PJSC	10,128,096

5,939	Etalon Group Plc	13,018

246,140	Gazprom Neft PJSC	1,224,084

14,474,912	Gazprom PJSC Sponsored ADR	68,637,109

275,315	Globaltrans Investment Plc Sponsored GDR (Registered)	2,740,537

42,182,000	Inter RAO UES PJSC	2,503,686

6,841	LSR Group PJSC	13,335

683,514	LUKOIL PJSC Sponsored ADR	56,835,097

220,120	M.Video PJSC *	1,374,723

39,053	Magnit PJSC	2,234,889

245,363	Magnit PJSC Sponsored GDR (Registered)	3,521,101

1,370,700	Magnitogorsk Iron & Steel Works PJSC	924,382

49,145	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	425,342

Shares	Description	Value ($)

	Russia — continued

614,170	MMC Norilsk Nickel PJSC ADR	13,128,478

692,500	Mobile TeleSystems PJSC Sponsored ADR	5,353,025

5,534,820	Moscow Exchange MICEX-RTS PJSC *	7,647,132

56,640	Novatek PJSC	927,227

124,862	Novatek PJSC Sponsered GDR (Registered)	21,634,798

1,180,430	Novolipetsk Steel PJSC	2,834,302

378,547	Novolipetsk Steel PJSC GDR	9,012,503

72,302	PhosAgro PJSC GDR (Registered)	986,766

208,392	QIWI Plc Sponsored ADR *	2,934,159

7,939	Rostelecom PJSC Sponsored ADR	52,101

55,800	Safmar Financial Investment	438,907

2,888,671	Sberbank of Russia Sponsored ADR	36,828,293

43,340	Severstal PJSC	675,497

416,775	Severstal PJSC GDR (Registered)	6,438,426

1,324,100	Surgutneftegas PJSC	515,615

2,124,501	Surgutneftegas PJSC Sponsored ADR	8,186,597

505,070	Tatneft PJSC	5,945,922

283,325	Tatneft PJSC Sponsored ADR	19,989,923

59,482	TCS Group Holding Plc GDR (Registered)	1,100,383

589,000	Unipro PJSC	24,196

	Total Russia	298,888,925

	Singapore — 0.1%

631,000	Japfa Ltd	357,244

184,000	Sino Grandness Food Industry Group Ltd *	8,702

9,160,200	Yangzijiang Shipbuilding Holdings Ltd	9,664,302

1,486,000	Yanlord Land Group Ltd	1,524,897

	Total Singapore	11,555,145

	South Africa — 2.2%

3,203,954	Absa Group Ltd	40,995,889

39,768	AECI Ltd	275,184

1,494,532	African Phoenix Investments Ltd *	56,144

19,769	Anglo American Platinum Ltd	1,077,416

287,064	Astral Foods Ltd	3,316,905

668,988	AVI Ltd	4,259,218

157,662	Barloworld Ltd	1,408,779

40,962	BID Corp Ltd	857,298

3,415,879	Blue Label Telecoms Ltd *	1,107,444

57,322	Capitec Bank Holdings Ltd	5,310,467

1,099,978	Delta Property Fund Ltd (REIT)	195,482

96,138	Discovery Ltd	1,047,785

853,605	Emira Property Fund Ltd (REIT)	910,636

179,775	Exxaro Resources Ltd	1,936,109

859,598	FirstRand Ltd	3,914,827

116,208	Foschini Group Ltd (The)	1,413,386

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	South Africa — continued

3,025,198	Growthpoint Properties Ltd (REIT)	5,235,104

190,366	Hyprop Investments Ltd (REIT)	1,044,377

210,504	Imperial Holdings Ltd	960,125

208,284	Invicta Holdings Ltd	415,981

39,783	JSE Ltd	455,492

624,345	Kumba Iron Ore Ltd	16,508,717

927,245	Lewis Group Ltd	2,097,366

939,835	Liberty Holdings Ltd	6,867,167

107,685	MMI Holdings Ltd *	118,747

505,478	Mondi Ltd	11,874,276

47,553	Motus Holdings Ltd *	307,476

785,148	Mr Price Group Ltd	12,012,031

952,078	Murray & Roberts Holdings Ltd	956,066

1,061,345	Nedbank Group Ltd	21,377,276

151,875	Netcare Ltd	275,129

592,113	Pepkor Holdings Ltd	836,641

725,586	Redefine Properties Ltd (REIT)	498,893

75,297	Reinet Investments SCA	1,187,701

779,380	Reunert Ltd	3,866,178

1,192,115	RMB Holdings Ltd	6,764,589

1,439,710	SA Corporate Real Estate Ltd (REIT)	374,185

623,880	Sanlam Ltd	3,473,624

39,167	Santam Ltd	864,745

114,373	SPAR Group Ltd (The)	1,615,860

1,014,414	Standard Bank Group Ltd	13,917,455

1,413,650	Telkom SA SOC Ltd	7,003,012

1,503,962	Truworths International Ltd	7,768,106

263,518	Tsogo Sun Holdings Ltd	385,660

249,481	Wilson Bayly Holmes-Ovcon Ltd	2,106,112

	Total South Africa	199,251,060

	South Korea — 2.4%

50,007	Aju Capital Co Ltd	392,833

92,432	Cheil Worldwide Inc	2,057,800

4,739	Chong Kun Dang Pharmaceutical Corp	441,966

348	Dae Han Flour Mills Co Ltd	57,190

7,431	Daelim Industrial Co Ltd	617,508

117,044	Dongbu Insurance Co Ltd	7,538,532

2,789	DongKook Pharmaceutical Co Ltd	142,654

74,571	Dongwha Pharm Co Ltd *	648,761

483,273	Dongwon Development Co Ltd	1,809,273

21,053	F&F Co Ltd	1,230,125

2,331	GOLFZON Co Ltd *	85,958

5,792	GS Home Shopping Inc	947,855

489,022	Hana Financial Group Inc	16,880,307

3,829	Hankook Tire Co Ltd	145,405

39,198	Hankook Tire Worldwide Co Ltd	567,804

37,556	Huons Co Ltd	2,445,775

29,677	Hyundai Home Shopping Network Corp	2,873,662

Shares	Description	Value ($)

	South Korea — continued

116,246	Hyundai Hy Communications & Network Co Ltd	432,493

66,207	Hyundai Marine & Fire Insurance Co Ltd	2,216,350

14,206	Hyundai Mobis Co Ltd	2,781,431

12,612	Il Dong Pharmaceutical Co Ltd	227,150

1,474,103	Industrial Bank of Korea	18,270,131

330,047	JB Financial Group Co Ltd	1,742,721

163,657	Kangwon Land Inc *	4,494,504

192,283	KB Financial Group Inc	7,578,408

478,743	Kia Motors Corp	15,549,311

172,033	Korea Asset In Trust Co Ltd	654,443

44,974	Korea Autoglass Corp	579,066

1,967	Korea Zinc Co Ltd *	797,971

7,187	Korean Reinsurance Co	57,901

9,500	KT Corp Sponsored ADR *	127,015

67,372	KT Hitel Co Ltd *	301,414

105,630	Kwang Dong Pharmaceutical Co Ltd	680,063

66,555	Kyobo Securities Co Ltd	568,257

34,866	Kyungdong Pharm Co Ltd	337,481

121,187	LF Corp	2,735,686

163,441	LG Corp	10,894,766

70,476	LG Electronics Inc	4,414,692

254,098	LG Uplus Corp	3,384,044

89,784	LOTTE Himart Co Ltd	3,906,960

28,523	Mirae Asset Life Insurance Co Ltd	131,825

84,715	Samjin Pharmaceutical Co Ltd *	3,046,542

82,321	Samsung Electronics Co Ltd	3,294,637

1,000	Samsung Electronics Co Ltd GDR	996,850

8,745	Samsung SDS Co Ltd	1,789,061

8,508	Sebang Global Battery Co Ltd	313,523

1,531	Seohan Co Ltd *	2,601

333,975	Shinhan Financial Group Co Ltd	12,988,388

3,281	Sindoh Co Ltd	142,609

41,174	SK Holdings Co Ltd	9,976,147

645,450	SK Hynix Inc	40,101,383

776,341	SK Telecom Co Ltd Sponsored ADR	19,874,330

33,798	SL Corp *	632,983

180	Taekwang Industrial Co Ltd *	240,381

294,243	Woori Financial Group Inc *	3,871,963

8,253	Youngone Corp	257,332

	Total South Korea	219,276,221

	Spain — 0.6%

290,984	Abengoa Yield Plc	5,808,041

96,838	ACS Actividades de Construccion y Servicios SA	4,290,233

194,542	Almirall SA	3,402,977

42,707	Cia de Distribucion Integral Logista Holdings SA	1,075,240

304,247	Ence Energia y Celulosa SA	2,188,227

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Spain — continued

543,064	Endesa SA	13,679,819

59,491	Faes Farma SA	223,953

122,821	Iberdrola SA	1,027,575

3,079,207	International Consolidated Airlines Group SA	24,332,533

164,844	Unicaja Banco SA	192,839

	Total Spain	56,221,437

	Sweden — 1.5%

28,075	Alfa Laval AB (b)	613,527

440,185	Betsson AB *	3,535,732

10,344	Bufab AB	115,907

12,849	Dustin Group AB	121,670

832	Electrolux AB Series – B	21,747

8,438	Fabege AB	113,289

26,837	Granges AB	280,684

42,036	Hemfosa Fastigheter AB	359,016

49,580	Hexpol AB	442,134

2,385	Investor AB – A Shares	105,200

126,001	Kindred Group Plc SDR	1,320,455

245,936	Klovern AB – B Shares	327,444

14,982	Lindab International AB	139,693

17,891	Mr. Green & Co AB (d)	133,660

19,900	New Wave Group AB-Class B	133,632

78,156	Nobina AB	542,421

19,144	Nordea Bank Abp	173,438

51,154	Oriflame Holding AG *	1,046,342

111,710	Peab AB	974,459

248,929	Resurs Holding AB	1,614,881

1,154,895	Sandvik AB	18,930,060

210,030	SAS AB *	531,062

80,663	Securitas AB – B Shares	1,263,900

22,537	Skandinaviska Enskilda Banken AB – Class A	229,272

33,384	SKF AB – B Shares	560,693

85,365	SSAB AB – Series A	334,319

2,994,520	Svenska Cellulosa AB SCA – Class B	27,591,635

651,283	Swedbank AB – A Shares	11,956,031

277,220	Swedish Match AB	12,992,496

78,900	Telefonaktiebolaget LM Ericsson – B Shares	719,193

77,332	Volvo AB – A Shares	1,141,495

2,919,232	Volvo AB – B Shares	42,935,237

	Total Sweden	131,300,724

	Switzerland — 1.3%

12,612	ALSO Holding AG (Registered) *	1,659,585

51	Belimo Holding AG (Registered)	240,489

32,664	BKW AG	2,202,754

11,325	Bobst Group SA (Registered)	887,262

Shares	Description	Value ($)

	Switzerland — continued

1,248	Bucher Industries AG (Registered)	386,084

10,992	Ceva Logistics AG *	330,630

18,682	GAM Holding AG *	74,030

11,607	Georg Fischer AG (Registered)	10,274,748

119	Gurit Holding AG *	119,036

20,135	Huber + Suhner AG (Registered)	1,552,515

380	Inficon Holding AG (Registered) * *	196,473

76	Interroll Holding AG (Registered)	135,048

10,870	Kardex AG (Registered) *	1,445,232

47,081	Mobilezone Holding AG (Registered)	510,265

59,459	Nestle SA (Registered)	5,378,298

191,038	Novartis AG (Registered)	17,410,048

6,613	Orior AG	575,036

26,475	Roche Holding AG	7,310,189

164,197	Roche Holding AG – Genusschein	45,568,644

37,361	SIG Combibloc Group AG *	393,032

103,027	Sika AG (Registered)	13,916,728

2,867	Sunrise Communications Group AG *	212,530

5,835	Zehnder Group AG – Class RG	210,076

2,854	Zurich Insurance Group AG	941,499

	Total Switzerland	111,930,231

	Taiwan — 5.6%

302,000	Ability Enterprise Co Ltd	138,823

1,000	Acter Co Ltd	6,157

156,000	Actron Technology Corp	592,446

518,000	Advantech Co Ltd	3,946,569

94,000	Arcadyan Technology Corp	278,694

567,000	Asia Vital Components Co Ltd	620,406

3,402,799	Asustek Computer Inc	24,145,964

51,000	Aten International Co Ltd	153,945

2,321,000	Catcher Technology Co Ltd	17,620,018

3,373,000	Cathay Financial Holding Co Ltd	4,951,664

5,000	Cathay Real Estate Development Co Ltd	3,357

2,980,000	Chailease Holding Co Ltd	11,706,393

327,660	Chicony Electronics Co Ltd	722,659

278,540	Chicony Power Technology Co Ltd	442,527

1,111,000	Chin-Poon Industrial Co Ltd	1,488,784

7,807,000	China Development Financial Holding Corp	2,526,704

2,284,000	China Life Insurance Co Ltd	2,129,902

566,000	China Motor Corp	445,347

127,000	Chlitina Holding Ltd	1,143,841

314,000	Chong Hong Construction Co Ltd	885,131

124,000	Cleanaway Co Ltd	704,345

5,474,000	Coretronic Corp	8,239,002

18,700,000	CTBC Financial Holding Co Ltd	12,637,658

700,000	CTCI Corp	1,094,826

2,000	Cyberlink Corp	4,560

61,000	Depo Auto Parts Ind Co Ltd	134,814

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Taiwan — continued

478,500	Elan Microelectronics Corp	1,388,954

403,000	Elite Material Co Ltd	1,239,544

642,000	Elitegroup Computer Systems Co Ltd *	267,125

624,000	Everlight Electronics Co Ltd	640,256

505,000	Far Eastern Department Stores Ltd	267,101

726,000	Far Eastern New Century Corp	717,295

539,000	Farglory Land Development Co Ltd	644,644

801,000	Feng TAY Enterprise Co Ltd	5,001,491

540,000	FLEXium Interconnect Inc	1,570,068

244,000	Formosa Advanced Technologies Co Ltd	269,950

3,121,000	Formosa Chemicals & Fibre Corp	10,679,354

1,384,000	Formosa Petrochemical Corp	5,227,847

2,104,000	Formosa Plastics Corp	6,975,446

894,000	Formosa Taffeta Co Ltd	1,031,339

4,615,000	Foxconn Technology Co Ltd	9,451,095

1,836,000	Fubon Financial Holding Co Ltd	2,709,960

7,549,000	Gigabyte Technology Co Ltd	11,676,755

845,000	Globalwafers Co Ltd	9,107,544

10,043,000	Grand Pacific Petrochemical	7,828,378

3,283,830	Great Wall Enterprise Co Ltd	3,693,405

483,000	Greatek Electronics Inc	663,302

2,309,000	Highwealth Construction Corp	3,572,775

121,000	Holiday Entertainment Co Ltd	253,294

1,951,000	Holtek Semiconductor Inc	4,598,394

2,734,600	Hon Hai Precision Industry Co Ltd	6,433,488

524,000	Huaku Development Co Ltd	1,184,151

571,300	IEI Integration Corp	659,630

3,362,000	Innolux Corp	1,117,430

196,000	International Games System Co Ltd	1,243,929

3,294,000	Inventec Corp	2,536,295

592,000	ITEQ Corp	1,312,089

34,000	King Slide Works Co Ltd	370,067

393,000	Kinik Co	776,284

127,000	Kung Long Batteries Industrial Co Ltd	653,498

29,000	Lion Travel Service Co Ltd	83,033

1,671,000	Lite-On Semiconductor Corp	1,894,044

267,000	Lite-On Technology Corp	385,103

222,000	Makalot Industrial Co Ltd	1,348,454

142,000	MediaTek Inc	1,283,919

3,171,088	Mercuries Life Insurance Co Ltd *	1,167,319

3,415,899	Mitac Holdings Corp	3,306,098

11,362,000	Nan Ya Plastics Corp	28,329,301

424,000	Nantex Industry Co Ltd	440,684

4,890,000	Nanya Technology Corp	9,743,660

6,040,000	Novatek Microelectronics Corp	33,236,765

242,000	On-Bright Electronics Inc	1,484,571

3,217,445	OptoTech Corp	2,123,916

1,151,000	Pegatron Corp	1,971,776

975,000	Phison Electronics Corp	8,839,012

12,718,566	Pou Chen Corp	15,972,575

Shares	Description	Value ($)

	Taiwan — continued

3,759,000	Quanta Computer Inc	6,964,498

780,000	Quanta Storage Inc	1,183,348

9,619,020	Radiant Opto-Electronics Corp	28,622,417

1,510,000	Realtek Semiconductor Corp	8,664,530

721,240	Ruentex Development Co Ltd	1,134,096

2,605,600	Ruentex Industries Ltd	6,871,233

218,000	Sercomm Corp	461,445

672,000	Sheng Yu Steel Co Ltd	449,275

240,000	Shin Zu Shing Co Ltd	786,414

215,000	Shinkong Insurance Co Ltd	252,965

25,500	Silicon Motion Technology Corp ADR (b)	1,047,540

516,400	Simplo Technology Co Ltd	3,663,103

379,000	Sinbon Electronics Co Ltd	1,108,351

234,000	Sino-American Silicon Products Inc *	538,159

545,000	Sitronix Technology Corp	2,062,135

416,000	Soft-World International Corp	972,351

141,000	Standard Chemical & Pharmaceutical Co Ltd	150,252

2,213,000	Sunplus Technology Co Ltd	902,644

513,750	Syncmold Enterprise Corp	1,266,558

17,000	Synnex Technology International Corp	20,632

126,000	TaiDoc Technology Corp	725,926

826,000	Taiwan Semiconductor Co Ltd	1,480,906

3,316,000	Taiwan Semiconductor Manufacturing Co Ltd	25,446,055

998,923	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	39,007,943

2,274,000	Taiwan Surface Mounting Technology Corp	3,791,941

542,000	Teco Electric and Machinery Co Ltd	334,739

365,000	Tong Hsing Electronic Industries Ltd	1,249,570

560,700	TOPBI International Holdings Ltd	1,575,994

974,188	Topco Scientific Co Ltd	2,414,430

83,000	Topkey Corp	375,603

559,000	Transcend Information Inc	1,246,106

991,000	Tripod Technology Corp	3,035,703

632,000	TXC Corp	696,329

2,453,000	Uni-President Enterprises Corp	5,968,552

1,451,800	United Integrated Services Co Ltd	4,918,898

152,000	Vanguard International Semiconductor Corp	339,846

176,000	Wah Lee Industrial Corp	298,339

4,306,000	Walsin Lihwa Corp	2,529,976

1,274,000	Waterland Financial Holdings Co Ltd	417,101

1,176,000	Win Semiconductors Corp	6,614,086

6,798	Wistron NeWeb Corp	17,337

528,000	YC INOX Co Ltd	445,521

594,000	Youngtek Electronics Corp	817,715

21,861,000	Yuanta Financial Holding Co Ltd	12,356,492

21,000	Yulon Nissan Motor Co Ltd	163,054

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Taiwan — continued

3,000	Zeng Hsing Industrial Co Ltd	14,016

207,000	Zhen Ding Technology Holding Ltd	594,922

	Total Taiwan	498,135,989

	Thailand — 0.9%

1,095,400	AP Thailand Pcl (Foreign Registered)	244,840

169,400	AP Thailand Pcl NVDR	37,864

1,058,200	Com7 Pcl NVDR	600,288

329,900	Glow Energy Pcl (Foreign Registered)	952,586

6,132,200	Home Product Center Pcl NVDR	2,917,512

3,899,600	Indorama Ventures Pcl NVDR	6,371,045

466,600	Mega Lifesciences Pcl NVDR	491,917

388,600	Pruksa Holding Pcl (Foreign Registered)	236,651

1,612,800	Pruksa Holding Pcl NVDR	982,167

9,727,900	PTT Global Chemical Pcl NVDR	22,217,000

9,123,900	PTT Pcl (Foreign Registered)	14,020,393

5,779,300	PTT Pcl NVDR	8,880,989

849,700	SC Asset Corp Pcl (Foreign Registered) (e)	81,929

321,200	Siam Cement Pcl (The) (Foreign Registered)	4,831,589

207,800	Somboon Advance Technology Pcl NVDR	126,637

8,892,100	Star Petroleum Refining Pcl	2,903,420

2,313,400	Star Petroleum Refining Pcl (Foreign Registered)	755,364

1,235,225	Supalai Pcl (Foreign Registered)	767,968

63,350	Supalai Pcl NVDR	39,386

262,200	Thai Oil Pcl (Foreign Registered)	600,397

964,300	Thai Oil Pcl NVDR	2,208,096

4,196,700	Thanachart Capital Pcl (Foreign Registered)	7,421,612

104,800	Thanachart Capital Pcl NVDR	185,325

1,520,100	TTW Pcl (Foreign Registered)	612,440

1,297,900	TTW Pcl NVDR	522,916

	Total Thailand	79,010,331

	Turkey — 2.1%

8,774,704	Akbank TAS	11,240,875

252,702	Aksa Akrilik Kimya Sanayii AS	445,264

1,034,241	Anadolu Cam Sanayii AS	620,708

16,248	Arcelik AS	63,279

1,874,190	Aselsan Elektronik Sanayi Ve Ticaret AS	8,587,509

11,382	Aygaz AS	24,368

813,314	BIM Birlesik Magazalar AS	13,053,312

4,702,040	Dogan Sirketler Grubu Holding AS *	993,296

2,080,597	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,193,061

13,556,492	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,876,137

Shares	Description	Value ($)

	Turkey — continued

1,590,676	Enerjisa Enerji AS	1,685,378

924,152	Enka Insaat ve Sanayi AS	865,065

6,662,709	Eregli Demir ve Celik Fabrikalari TAS *	11,604,093

245,061	Ford Otomotiv Sanayi AS *	2,541,859

2,673,332	Haci Omer Sabanci Holding AS	4,561,345

1,348,620	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	1,215,391

4,708,954	KOC Holding AS	16,417,857

307,653	Kordsa Teknik Tekstil AS	619,485

97,672	Koza Altin Isletmeleri AS *	894,450

199,720	Mavi Giyim Sanayi Ve Ticaret AS – Class B	1,551,239

27,583	Otokar Otomotiv Ve Savunma Sanayi AS	614,238

1,725,826	Petkim Petrokimya Holding AS	1,777,931

414,560	Selcuk Ecza Deposu Ticaret ve Sanayi AS	299,965

7,796,966	Soda Sanayii AS	11,122,831

584,739	TAV Havalimanlari Holding AS	3,043,986

633,676	Tekfen Holding AS	3,126,703

31,682	Tofas Turk Otomobil Fabrikasi AS	125,555

2,075,781	Trakya Cam Sanayii AS	1,494,829

472,215	Tupras-Turkiye Petrol Rafineriler AS	12,679,298

2,139,350	Turkcell Iletisim Hizmetleri AS	5,722,310

71,200	Turkcell Iletisim Hizmetleri AS ADR	469,920

11,903,540	Turkiye Garanti Bankasi AS	19,826,485

5,519,333	Turkiye Halk Bankasi AS	7,898,776

15,194,038	Turkiye Is Bankasi – Class C	16,485,246

8,092,549	Turkiye Sinai Kalkinma Bankasi AS	1,270,948

9,259,822	Turkiye Vakiflar Bankasi TAO – Class D	8,921,419

19,996,519	Yapi ve Kredi Bankasi AS *	8,033,995

	Total Turkey	184,968,406

	United Arab Emirates — 0.1%

364,480	Abu Dhabi Commercial Bank PJSC	946,866

2,791,792	Air Arabia PJSC	720,170

1,139,197	Al Waha Capital PJSC	449,719

2,060,825	DAMAC Properties Dubai Co PJSC	774,941

6,224,692	Dana Gas PJSC	1,517,678

451,160	Dubai Islamic Bank PJSC	640,907

463,644	Emaar Development PJSC	492,668

1,430,771	Emaar Malls PJSC	683,740

2,831,577	Emaar Properties PJSC	3,782,685

203,869	First Abu Dhabi Bank PJSC	844,251

7,123,764	RAK Properties PJSC *	898,068

	Total United Arab Emirates	11,751,693

	United Kingdom — 4.1%

1,784,238	3i Group Plc	22,406,213

22,594	Admiral Group Plc	654,239

13,916	AG Barr Plc	141,254

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United Kingdom — continued

137,577	Ashtead Group Plc	3,651,510

293,429	AstraZeneca Plc	23,912,458

50,189	Avast Plc *	205,954

56,410	AVEVA Group Plc	2,249,082

133,331	BAE Systems Plc	822,076

706,923	Barratt Developments Plc	5,609,691

247,655	Bellway Plc	9,949,788

297,190	Berkeley Group Holdings Plc (The)	15,566,055

167,155	Bovis Homes Group Plc	2,396,616

379,768	British American Tobacco Plc	13,923,468

81,100	British American Tobacco Plc Sponsored ADR	2,979,614

112,838	Britvic Plc	1,373,924

949,471	BT Group Plc	2,707,986

56,843	Close Brothers Group Plc	1,137,496

30,109	CMC Markets Plc	33,413

362,059	Coca-Cola HBC AG *	12,177,543

473,728	Compass Group Plc	10,462,294

115,046	Computacenter Plc	1,694,650

27,320	Dart Group Plc	290,995

24,100	Diageo Plc Sponsored ADR	3,730,198

11,920	Diploma Plc	213,446

138,025	Drax Group Plc	666,887

295,509	EI Group Plc *	793,712

813,220	Electrocomponents Plc	5,970,150

22,782	EMIS Group Plc	286,842

428,475	Evraz Plc	3,202,122

1,389,995	Ferrexpo Plc	4,773,444

14,672	Fevertree Drinks Plc	519,958

80,532	Galliford Try Plc	789,100

5,796	Games Workshop Group Plc	240,387

4,607	GlaxoSmithKline Plc	91,821

899,700	GlaxoSmithKline Plc Sponsored ADR	36,311,892

5,492	Go-Ahead Group Plc (The)	149,435

34,827	Grafton Group Plc	368,661

39,430	Grainger Plc	129,125

14,390	Hikma Pharmaceuticals Plc	318,539

96,800	HSBC Holdings Plc Sponsored ADR (a)	3,952,344

1,053,182	IG Group Holdings Plc	7,877,812

334,047	Imperial Brands Plc	11,131,219

470,474	Inchcape Plc	3,527,232

564,321	Indivior Plc *	803,724

18,116	Intermediate Capital Group Plc	251,823

39,779	International Personal Finance Plc	105,384

271,201	JD Sports Fashion Plc	1,676,939

255,836	John Laing Group Plc	1,300,437

5,200,564	Legal & General Group Plc	19,351,973

10,709,145	Lloyds Banking Group Plc	9,017,951

41,784	Lookers Plc	56,891

138,383	McBride Plc	184,303

Shares	Description	Value ($)

	United Kingdom — continued

131,409	Meggitt Plc	940,116

292,487	Mondi Plc	6,695,820

13,588	Morgan Advanced Materials Plc	46,496

56,323	Morgan Sindall Group Plc	996,576

196,771	National Express Group Plc	1,106,132

109,023	Next Plc	7,352,886

180,600	Nomad Foods Ltd *	3,630,060

26,860	Numis Corp Plc	92,661

84,947	OneSavings Bank Plc	442,593

96,005	Pagegroup Plc	573,200

70,168	Paragon Banking Group Plc	404,447

82,275	Pearson Plc	927,632

1,224,089	Persimmon Plc	39,537,049

398,428	Plus500 Ltd	4,147,174

1,410,709	QinetiQ Group Plc	5,740,515

89,789	Reckitt Benckiser Group Plc	6,857,581

150,072	Redrow Plc	1,239,304

47,856	Royal Dutch Shell Plc – Class A	1,491,042

11,200	Royal Dutch Shell Plc – Class A Sponsored ADR	696,752

51,200	Royal Dutch Shell Plc – Class B Sponsored ADR (a)	3,256,832

32,336	Safestore Holdings Plc (REIT)	263,186

24,595	Savills Plc	290,066

91,745	Segro Plc (REIT)	804,630

97,210	Softcat Plc	980,003

92,934	Spectris Plc	3,247,162

322,592	Spirent Communications Plc	643,055

19,097	Stagecoach Group Plc	40,453

189,169	Stock Spirits Group Plc	574,037

1,065,285	Tate & Lyle Plc	9,806,049

326,756	Taylor Wimpey Plc	785,552

106,004	Unilever Plc	5,643,421

459,678	Vesuvius Plc	3,699,652

	Total United Kingdom	365,092,204

	United States — 9.0%

55,890	3M Co. (a) (b)	11,591,027

51,457	Abbott Laboratories (a)	3,994,092

54,255	Accenture Plc – Class A (a) (b)	8,755,672

118,000	ACCO Brands Corp.	1,097,400

46,400	ADTRAN, Inc.	696,928

80,100	AG Mortgage Investment Trust, Inc. (REIT)	1,424,178

46,900	AgroFresh Solutions, Inc. * (a)	202,139

2,200	Allied Motion Technologies, Inc.	91,630

6,000	Alpha & Omega Semiconductor Ltd. *	64,560

22,157	Alphabet, Inc. – Class C * (b)	24,814,067

11,500	America’s Car-Mart, Inc. *	938,400

71,793	American Express Co. (a)	7,734,978

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

200	American National Bankshares, Inc.	7,160

3,244	American Public Education, Inc. *	104,814

25,577	Amphenol Corp. – Class A (a)	2,403,471

24,212	Anthem, Inc.	7,281,275

99,052	Apple, Inc. (a)	17,150,854

459,800	Arbor Realty Trust, Inc. (REIT) (a)	5,949,812

12,800	Archrock, Inc.	124,928

58,500	Ares Commercial Real Estate Corp. (REIT) (a)	892,710

28,400	Avid Technology, Inc. * (a)	134,900

40,100	AVX Corp.	729,820

18,800	BancFirst Corp.	1,059,944

26,100	BankFinancial Corp.	408,204

38,900	Banner Corp.	2,416,857

19,900	Bassett Furniture Industries, Inc.	393,025

2,900	BCB Bancorp, Inc.	38,048

11,781	Becton Dickinson and Co. (a)	2,930,995

6,200	Bel Fuse, Inc. – Class B	151,590

323,330	Bemis Co., Inc.	17,104,157

84,300	Bloomin’ Brands, Inc.	1,743,324

9,500	Blue Hills Bancorp, Inc. (a)	236,360

2,209	Booking Holdings, Inc. * (a)	3,748,761

105,700	Brady Corp. – Class A	5,000,667

11,800	Braemar Hotels & Resorts, Inc. (REIT)	153,636

126,500	Briggs & Stratton Corp.	1,658,415

35,600	Brixmor Property Group, Inc. (REIT) (a)	621,576

100	BRT Apartments Corp. (REIT)	1,330

132,000	Bunge Ltd. (a) (c)	7,006,560

28,600	Cabot Corp.	1,340,768

14,100	Calix, Inc. *	115,620

44,600	Camden National Corp.	2,000,310

119,000	Carrols Restaurant Group, Inc. *	1,272,110

336,900	Cars.com, Inc. * (a)	7,930,626

25,800	Cedar Realty Trust, Inc. (REIT)	89,784

323,200	Celgene Corp. *	26,864,384

59,300	Central Garden & Pet Co. *	1,854,904

102,900	Central Garden & Pet Co. – Class A *	2,865,765

8,900	Century Bancorp, Inc. – Class A	688,415

193,523	Ciena Corp. *	8,255,691

124,604	Cisco Systems, Inc. (a)	6,450,749

7,400	Citi Trends, Inc.	160,136

13,500	Civista Bancshares, Inc.	287,955

21,100	Clarus Corp.	256,998

8,600	CNB Financial Corp.	239,080

428,700	CNO Financial Group, Inc. (a)	7,300,761

101,954	Coca-Cola Co. (The) (a)	4,622,594

96,884	Cognizant Technology Solutions Corp. – Class A	6,876,826

6,200	Columbia Sportswear Co.	638,290

200	Community Trust Bancorp, Inc.	8,556

Shares	Description	Value ($)

	United States — continued

30,000	Comtech Telecommunications Corp.	795,000

3,400	Consolidated Water Co. Ltd.	44,914

22,500	Cooper-Standard Holding, Inc. *	1,352,475

26,400	Core-Mark Holding Co., Inc.	831,864

227,600	CoreCivic, Inc. (REIT) (a)	4,820,568

35,865	Costco Wholesale Corp. (a)	7,845,110

700	CRA International, Inc.	34,972

21,400	CSG Systems International, Inc.	889,170

11,100	Daktronics, Inc.	90,132

449,300	Dell Technologies – Class C * (b) (c)	25,079,926

293,800	Denbury Resources, Inc. *	564,096

6,900	Digi International, Inc. *	91,080

81,300	Diodes, Inc. *	3,278,829

4,047	Donegal Group, Inc. – Class A	54,513

54,900	DSW, Inc. – Class A	1,625,589

11,600	Ducommun, Inc. *	492,188

367,400	Dynex Capital, Inc. (REIT)	2,241,140

11,900	Employers Holdings, Inc.	495,754

50,200	Endo International Plc *	551,698

46,500	Ennis, Inc.	985,800

62,516	Enova International, Inc. *	1,595,408

6,300	Escalade, Inc.	76,860

8,300	ESSA Bancorp, Inc. (a)	132,717

2,100	Essent Group Ltd. *	90,594

16,800	Ethan Allen Interiors, Inc.	337,344

27,200	EVERTEC Inc	778,464

1,469,404	EveryWare Global, Inc. (d)	2,571,457

12,600	Evolution Petroleum Corp.	89,082

21,300	Exantas Capital Corp. (REIT)	231,105

32,016	Facebook, Inc. – Class A * (b)	5,168,983

3,900	Farmers National Banc Corp.	57,408

35,100	Federal Signal Corp.	862,758

86,900	Federated Investors, Inc. – Class B (a)	2,585,275

31,509	FedNat Holding Co.	575,039

430	Financial Institutions, Inc.	12,960

292,639	Finisar Corp. *	7,166,729

18,326	First Community Bankshares, Inc.	656,987

1,028,800	First Data Corp. *	25,864,032

23,200	First Defiance Financial Corp.	717,808

6,600	First Financial Corp. (a)	292,908

2,400	First Financial Northwest, Inc.	38,928

131,000	Flagstar Bancorp, Inc. (a)	4,278,460

475	Flexsteel Industries, Inc.	11,823

1,458	FONAR Corp. *	31,566

41,900	FTI Consulting, Inc. * (a)	3,107,304

407,647	Fulton Financial Corp. (a)	7,003,375

12,000	FutureFuel Corp.	221,280

101,400	Gannett Co., Inc.	1,190,436

225,908	GEO Group, Inc. (The) (REIT) (a)	5,132,630

79,497	Gibson Equity (d)	8,744,670

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

37,900	Global Brass & Copper Holdings, Inc.	1,279,125

700	Gorman-Rupp Co. (The)	23,667

2,200	Graham Holdings Co. – Class B	1,504,162

3,800	Great Southern Bancorp, Inc.	215,194

4,700	Greif, Inc. – Class A	188,940

48,500	Griffon Corp.	865,240

14,500	Guess?, Inc.	324,655

4,000	Hallmark Financial Services, Inc. *	41,800

18,600	Harmonic, Inc. *	102,672

72,100	Haverty Furniture Cos, Inc.	1,756,356

72,200	Helen of Troy Ltd. *	8,094,342

106,600	Herman Miller, Inc.	3,910,088

273,500	Hersha Hospitality Trust (REIT)	5,155,475

26,000	HMS Holdings Corp. * (a)	895,960

23,098	Honeywell International, Inc.	3,558,709

25,700	Hyster-Yale Materials Handling, Inc.	1,738,862

34,100	ICF International, Inc.	2,575,232

52,900	IDACORP, Inc.	5,205,889

1,200	Independence Holding Co.	45,828

17,400	Independent Bank Corp.	404,550

13,000	Information Services Group, Inc. *	56,030

57,500	InfraREIT, Inc.	1,227,625

4,100	Ingles Markets, Inc. – Class A	127,592

9,600	Innospec, Inc.	785,856

68,400	Insight Enterprises, Inc. *	3,818,088

39,400	Inter Parfums, Inc.	2,906,538

33,900	International Bancshares Corp.	1,383,798

1,935	INTL. FCStone, Inc. *	84,173

53,700	iStar, Inc. (REIT)	469,875

14,500	Johnson Outdoors, Inc. – Class A	951,780

59,914	Johnson & Johnson (a)	8,186,649

102,500	K12, Inc. *	3,284,100

11,300	Kimball Electronics, Inc. *	175,150

7,300	Kimball International, Inc. – Class B	114,537

60,770	KLA-Tencor Corp.	7,018,356

28,300	Knoll, Inc.	598,828

104,072	L3 Technologies, Inc. (a)	22,037,246

4,900	Lantheus Holdings, Inc. * (a)	111,965

7,700	LCNB Corp.	130,900

11,500	Leaf Group Ltd. *	93,495

39,648	Liberty Expedia Holdings, Inc. – Class A *	1,756,406

32,200	Liberty TripAdvisor Holdings, Inc. – Class A *	485,898

8,800	Macatawa Bank Corp.	96,008

40,700	Mallinckrodt Plc *	1,015,872

24,000	Marcus Corp. (The) (a)	1,017,360

1,600	Marlin Business Services Corp.	37,664

11,786	Mastercard, Inc. – Class A	2,649,139

41,500	Materion Corp.	2,397,870

Shares	Description	Value ($)

	United States — continued

26,000	Matrix Service Co. *	543,140

5,100	Matson, Inc.	184,161

103,448	Medtronic Plc	9,362,044

94,208	Merck & Co., Inc. (a)	7,658,168

2,500	Meritor, Inc. * (a)	55,700

141,908	Microsoft Corp.	15,897,953

3,000	Monarch Casino & Resort, Inc. *	131,550

6,800	Monotype Imaging Holdings, Inc.	133,280

69,705	Moog, Inc. – Class A	6,549,482

38,900	Movado Group, Inc.	1,362,667

9,700	MutualFirst Financial, Inc.	304,968

7,900	National CineMedia, Inc. (a)	61,146

53,600	National General Holdings Corp.	1,383,416

23,800	Natural Grocers by Vitamin Cottage, Inc. *	337,960

57,500	Nautilus, Inc. * (a)	375,475

437,500	Nielsen Holdings Plc (a) (c)	11,462,500

6,437	Northrim BanCorp, Inc.	241,452

160,900	Northwest Bancshares, Inc.	2,992,740

457,600	Office Depot, Inc.	1,587,872

4,600	OFG Bancorp (a)	95,174

100	Oil-Dri Corp. of America	2,915

313,800	Old National Bancorp (a)	5,579,364

2,100	Olympic Steel, Inc.	40,782

18,200	On Deck Capital, Inc. *	111,748

1,000	One Liberty Properties, Inc. (REIT)	28,820

1,960,195	OneMarket Ltd. *	911,518

1,100	Oppenheimer Holdings, Inc. – Class A	31,042

303,542	Oracle Corp. (a)	15,823,645

1,001	Orrstown Financial Services, Inc.	20,440

25,500	Outfront Media, Inc. (REIT)	572,220

28,500	PC Connection, Inc.	1,146,840

275,900	PDL BioPharma, Inc. * (a)	1,001,517

131,900	PennyMac Financial Services, Inc.	3,075,908

18,200	PennyMac Mortgage Investment Trust (REIT)	370,916

12,310	PepsiCo, Inc.	1,423,528

42,089	Philip Morris International, Inc. (b)	3,659,218

382,000	Piedmont Office Realty Trust, Inc. – Class A (REIT)	7,819,540

57,400	PNM Resources, Inc.	2,507,232

159,400	Popular, Inc.	8,986,972

45,800	Portland General Electric Co.	2,296,412

12,500	Premier Financial Bancorp, Inc.	207,125

15,700	Protective Insurance Corp. – Class B	331,427

15,500	Radiant Logistics, Inc. *	99,045

150,849	Red Hat, Inc. * (c)	27,545,027

10,600	Republic Bancorp, Inc. – Class A	479,544

32,600	Resolute Forest Products, Inc.	266,016

76	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

62,800	Retail Properties of America, Inc. – Class A (REIT)	782,488

34,700	Ribbon Communications, Inc. *	178,705

4,900	Riverview Bancorp, Inc.	37,926

6,300	Rocky Brands, Inc.	188,685

18,100	RR Donnelley & Sons Co.	97,378

7,400	RTI Surgical, Inc. *	36,852

39,000	Rudolph Technologies, Inc. *	880,620

69,300	Sanmina Corp. *	2,213,442

15,776	Seneca Foods Corp. – Class A *	465,708

8,500	Shiloh Industries, Inc. *	52,955

35,834	Shoe Carnival, Inc.	1,366,709

13,500	SI Financial Group, Inc.	199,125

31,600	Sierra Bancorp	851,620

29,400	SkyWest, Inc.	1,588,776

16,600	Smart & Final Stores, Inc. *	102,920

17,600	Sonic Automotive, Inc. – Class A	264,528

32,600	Southwest Gas Holdings, Inc. *	2,671,244

300	Speedway Motorsports, Inc.	5,298

132,600	Spok Holdings, Inc.	1,831,206

110,552	Steelcase, Inc. – Class A	1,935,766

15,800	Stepan Co.	1,486,780

10,400	Stoneridge, Inc. *	307,528

552,100	Sunstone Hotel Investors, Inc. (REIT)	8,309,105

268,200	SunTrust Banks, Inc. (a)	17,398,134

12,700	Sykes Enterprises, Inc. *	375,793

100,000	T-Mobile US, Inc. * (a) (c)	7,221,000

153,368	TCF Financial Corp.	3,512,127

56,000	Tech Data Corp. *	5,724,320

320,200	TEGNA, Inc.	4,217,034

16,300	Telenav, Inc. *	97,474

237,300	Telephone & Data Systems, Inc.	7,605,465

15,200	Territorial Bancorp, Inc.	427,120

74,687	Texas Instruments, Inc.	7,900,391

161,400	Timken Co. (The)	7,003,146

126,310	TJX Cos., Inc. (The) (b)	6,478,440

87,600	Tower International, Inc.	2,246,940

17,500	Tredegar Corp.	304,850

314,500	Tribune Media Co. – Class A (a)	14,539,335

41,900	Tribune Publishing Co. *	505,314

35,500	TriCo Bancshares	1,427,810

77,500	Trinseo SA	3,889,725

12,800	Triple-S Management Corp. – Class B *	325,632

5,869	TRU TAJ (d)	1,056,420

326,424	TRU TAJ (d) *	6,202,056

54,800	Trustmark Corp.	1,944,304

294,000	Twenty-First Century Fox, Inc. – Class B	14,747,040

68,500	Unisys Corp. *	925,435

35,500	United Community Financial Corp.	355,710

4,321	United Security Bancshares	46,667

Shares	Description	Value ($)

	United States — continued

47,800	United States Cellular Corp. *	2,231,782

31,795	UnitedHealth Group, Inc.	7,701,385

52,727	United Technologies Corp.	6,626,202

38,400	Universal Corp.	2,278,656

30,800	Urban Outfitters, Inc. *	950,180

160,621	US Bancorp	8,302,500

15,500	Valhi, Inc.	62,775

27,177	Vectrus, Inc. *	732,692

66,100	Vera Bradley, Inc. *	631,255

12,900	Veritiv Corp. *	372,681

250,000	Viacom, Inc. – Class B (a) (c)	7,305,000

15,900	Visa, Inc. – Class A (b) (c)	2,355,108

335,300	Vishay Intertechnology, Inc.	7,349,776

28,700	Vishay Precision Group, Inc. *	1,000,482

505,800	W&T Offshore, Inc. *	2,635,218

23,225	Waterstone Financial, Inc.	391,109

11,900	Watts Water Technologies, Inc. – Class A	958,426

2,000	Weis Markets, Inc.	100,620

162,135	Wells Fargo & Co. (b)	8,088,915

200	Weyco Group, Inc.	6,064

36,900	World Fuel Services Corp.	1,021,761

238,100	Xenia Hotels & Resorts, Inc. (REIT)	4,650,093

142,300	Zumiez, Inc. *	3,514,810

	Total United States	810,333,483

	TOTAL COMMON STOCKS (COST $6,167,842,916)	6,149,038,709

	PREFERRED STOCKS (f) — 1.2%

	Brazil — 0.3%

692,200	Banco do Estado do Rio Grande do Sul SA – Class B	4,607,111

1,528,200	Braskem SA – Class A	22,132,790

7,600	Companhia Paranaense de Energia – Class B	72,315

	Total Brazil	26,812,216

	Colombia — 0.0%

36,374	Banco Davivienda SA	445,483

66,600	Bancolombia SA Sponsored ADR	3,219,444

	Total Colombia	3,664,927

	Germany — 0.2%

42,587	Bayerische Motoren Werke AG	3,148,926

2,261	Draegerwerk AG & Co KGaA	127,058

99,998	Henkel AG & Co KGaA	9,992,774

11,087	RWE AG	267,746

13,682	Sixt SE	914,309

13,375	Volkswagen AG	2,293,386

	Total Germany	16,744,199

See accompanying notes to the financial statements.	77

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

	Shares / Par Value†	Description	Value ($)

		Russia — 0.3%

	1,378	AK Transneft PJSC	3,561,834

	88,318	Bashneft PJSC	2,484,947

	2,613,790	Sberbank of Russia PJSC	7,128,749

	16,117,700	Surgutneftegas PJSC	9,825,846

		Total Russia	23,001,376

		South Korea — 0.4%

	211	CJ Corp * (g)	9,731

	88,537	LG Electronics Inc	2,241,384

	1,075,949	Samsung Electronics Co Ltd	34,399,878

	4,895	Samsung Electronics Co Ltd GDR	3,880,011

		Total South Korea	40,531,004

		Sweden — 0.0%

	15,394	Akelius Residential Property AB	581,194

		Taiwan — 0.0%

	201,277	CTBC Financial Holding Co Ltd	418,527

		TOTAL PREFERRED STOCKS (COST $118,195,206)	111,753,443

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%

	449,600	Alignvest Acquisition II Corp *	56,373

		United States — 0.0%

	2,616,810	Media General, Inc. CVR * (d)	130,841

		TOTAL RIGHTS/WARRANTS (COST $66,093)	187,214

		INVESTMENT FUNDS — 0.9%

		United States — 0.9%

	961,800	Altaba, Inc. *	71,740,662

	239,112	iShares Core MSCI Emerging Markets ETF	12,223,405

		Total United States	83,964,067

		TOTAL INVESTMENT FUNDS (COST $70,430,839)	83,964,067

		DEBT OBLIGATIONS — 25.6%

		Israel — 0.0%

		Corporate Debt — 0.0%

ILS	19,821	IDB Development Corp Ltd, 4.95%, due 12/18/25	4,161

Par Value†	Description	Value ($)

	Italy — 0.0%

	Corporate Debt — 0.0%

3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	3,127,178

	Jamaica — 0.1%

	Corporate Debt — 0.1%

1,567,000	Digicel Ltd., due 12/30/22	1,049,890

4,679,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	3,251,905

2,530,000	Digicel Ltd, 144A, 6.00%, due 04/15/21	2,073,019

	Total Jamaica	6,374,814

	Luxembourg — 0.1%

	Bank Loans — 0.1%

8,549,028	SkillSoft Corp., 1st Lien Term Loan, 7.24%, due 04/28/21 (d)	6,881,968

	Puerto Rico — 0.2%

	Asset-Backed Securities — 0.1%

740,000	Commonwealth of Puerto Rico, Series A, 5.25%, due 07/01/24 (h)	451,400

870,000	Commonwealth of Puerto Rico, 5.00%, due 07/01/25 (h)	529,612

2,320,000	Commonwealth of Puerto Rico, Series A, 5.38%, due 07/01/33 (h)	1,415,200

600,000	Commonwealth of Puerto Rico – Class A, 5.25%, due 07/01/27 (h)	366,000

1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/20 (h)	633,100

755,000	Commonwealth of Puerto Rico – Class A, 5.25%, due 07/01/25 (h)	460,550

2,529,600	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/42 (h)	1,365,984

587,400	Puerto Rico Commonwealth Government Employees Retirement System – Class A, 6.20%, due 07/01/39 (h)	317,196

	Total Asset-Backed Securities	5,539,042

	Municipal Obligations — 0.1%

1,120,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.10%, due 07/01/34	890,400

1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,245,000

524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	524,834

902,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/47	904,255

78	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	Municipal Obligations — continued

3,357,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 4.90%, due 07/01/20	3,155,580

6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	5,830,200

1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,259,940

	Total Municipal Obligations	13,810,209

	Total Puerto Rico	19,349,251

	Saint Lucia — 0.1%

	Bank Loans — 0.1%

5,500,000	Digicel International Finance Limited, 2017 Term Loan B, 5.88%, due 05/28/24 (d)	4,785,000

	Spain — 0.0%

	Bank Loans — 0.0%

1,794,759	ABG Orphan Holdco S.a r.l., USD Facility 1A Escrow Tranche, 7.00%, due 03/31/21 (d)	1,830,655

	Total Bank Loans	1,830,655

	Corporate Debt — 0.0%

757,736	ABG Orphan Holdco S.a.r.l., 144A, 14.00%, due 02/28/21 (d)	780,468

	Total Corporate Debt	780,468

	Total Spain	2,611,123

	United Kingdom — 0.0%

	Corporate Debt — 0.0%

1,500,000	Ardonagh Midco 3 Plc, 144A, 8.63%, due 07/15/23	1,308,750

	Total Corporate Debt	1,308,750

	United States — 25.1%

	Asset-Backed Securities — 2.9%

12,767,090	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + .06%, 2.83%, due 01/25/23	12,545,633

565,820	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.59%, due 11/02/30	566,280

2,980,000	AMMC CLO XI Ltd., Series 12-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.40%, due 04/30/31	2,979,574

2,299,016	AMMC CLO XII Ltd., Series 13-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.35%, due 11/10/30	2,298,991

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

905,237	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.73%, due 07/24/29	906,613

1,324,376	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.72%, due 07/25/29	1,324,348

261,320	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.69%, due 07/15/30	261,511

681,217	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.45%, due 10/13/30	681,205

1,965,480	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/31	1,963,161

894,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	893,984

1,790,489	Apidos CLO XVI, Series 13-16A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 3.74%, due 01/19/25	1,790,453

745,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 05/15/30	744,993

953,407	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 11/17/27	953,401

754,472	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.51%, due 07/26/31	754,459

657,867	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.90%, due 01/18/25	657,852

1,232,431	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.87%, due 04/25/26	1,232,404

2,205,335	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.91%, due 07/20/25	2,205,122

282,910	Bain Capital Credit CLO, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	282,905

834,400	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/30	834,385

4,845,120	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 10/25/37	4,811,371

See accompanying notes to the financial statements.	79

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,502,162	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 3.34%, due 04/25/36	1,498,627

367,783	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X,, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.61%, due 07/20/29	367,905

212,857	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.78%, due 04/24/29	213,030

1,117,500	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.31%, due 04/20/30	1,117,481

745,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	744,987

781,775	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.37%, due 01/17/28	781,761

1,283,529	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.49%, due 07/15/31	1,283,504

2,438,182	Carlyle Global Market Strategies CLO Ltd., Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.38%, due 05/15/31	2,438,160

792,148	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/22/30	792,022

2,206,698	CBAM Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.47%, due 10/17/29	2,207,669

3,536,375	CBAM Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 01/15/31	3,536,311

2,026,400	Cent CLO, Series C17A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.40%, due 04/30/31	2,026,467

1,273,095	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.43%, due 10/18/30	1,272,973

476,800	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	476,920

1,634,922	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.53%, due 10/24/30	1,635,220

6,755,945	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	999,880

1,508,625	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	1,508,598

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

640,013	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.93%, due 01/16/26	639,913

1,250,805	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 11/15/28	1,250,794

565,820	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/29	565,809

488,020	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/30	488,856

2,404,860	Galaxy XX CLO Ltd., Series 15-20A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	2,404,276

1,295,406	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.28%, due 05/16/31	1,295,276

10,845,677	GCO Education Loan Funding Master Trust-II, Series 07-1A, Class A6L, 144A, Variable Rate, 3 mo. LIBOR + 0.11%, 2.80%, due 11/25/26	10,784,592

530,150	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.85%, due 05/25/26	528,604

1,805,412	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 11/28/30	1,805,167

1,042,300	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.38%, due 01/18/31	1,042,174

1,188,222	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.42%, due 01/27/31	1,188,045

246,582	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.94%, due 04/15/25	246,579

164,498	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.94%, due 04/15/25	164,497

2,935,851	Halcyon Loan Advisors Funding Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.13%, 3.91%, due 04/18/26	2,935,507

1,019,160	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.38%, due 02/05/31	1,019,146

80	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

282,910	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.58%, due 07/18/29	282,978

424,365	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.41%, due 10/20/29	424,441

1,475,100	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.34%, due 01/15/31	1,475,073

848,730	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.35%, due 07/17/29	849,524

596,988	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.97%, due 05/25/29	595,188

2,195,252	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 3.08%, due 07/25/29	2,181,167

321,930	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 3.13%, due 09/27/35	321,938

2,696,695	KeyCorp Student Loan Trust, Series 99-B, Class CTFS, Variable Rate, 3 mo. LIBOR + 0.90%, 3.55%, due 11/25/36	2,699,707

1,273,950	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.46%, due 04/20/31	1,273,926

446,700	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.74%, due 07/15/30	446,972

1,400,287	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/20/31	1,400,263

964,872	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.71%, due 07/20/30	966,180

686,992	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.76%, due 02/25/30	677,327

1,421,014	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .43%, 2.92%, due 04/25/31	1,402,697

3,647,885	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.76%, due 06/25/37	3,599,642

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,490,000	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 04/19/30	1,489,934

1,495,538	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/25/26	1,495,284

3,725,000	Marathon CLO VI Ltd., Series 14-6A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.39%, due 05/13/28	3,724,963

5,913,439	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.48%, due 05/20/30	5,960,478

9,879,813	Montana Higher Education Student Assistance Corp., Series 05-1, Class B, Variable Rate, 3 mo. LIBOR + 0.12%, 2.91%, due 06/20/30	9,871,514

1,357,968	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.43%, due 01/16/31	1,358,036

1,158,442	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.55%, due 10/12/30	1,158,420

5,525,112	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.72%, due 03/26/29	5,489,671

146,188	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	147,183

568,111	Navient Private Education Loan Trust, Series 14-CTA, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 3.19%, due 09/16/24	569,034

12,568,628	Navient Private Education Loan Trust, Series 15-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.2%, 3.69%, due 12/15/28	12,679,121

992,515	Navient Private Education Loan Trust, Series 14-AA, Class A2A, 144A, 2.74%, due 02/15/29	986,082

7,039,907	Navient Private Education Loan Trust, Series 14-AA, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.74%, due 02/15/29	7,121,978

469,065	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.44%, due 10/15/29	469,021

506,972	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.76%, due 04/22/29	507,375

See accompanying notes to the financial statements.	81

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,032,788	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	1,032,446

12,555,947	Ocean Trails CLO IV, Series 13-4A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.59%, due 08/13/25	12,542,663

226,480	Octagon Investment Partners XII Ltd., Series 12-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.88%, 3.67%, due 07/15/19	226,481

472,013	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/19/30	472,065

1,426,065	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.37%, due 01/25/31	1,426,041

363,741	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.63%, due 08/16/29	363,942

595,600	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.36%, due 01/21/30	595,528

933,603	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.41%, due 10/22/30	933,512

2,980,000	OZLM VI Ltd., Series 14-6A, Class XS, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.47%, due 04/17/31	2,979,943

360,338	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.50%, due 10/30/30	360,385

8,590,328	Palmer Square Loan Funding Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 04/15/26	8,510,635

3,604,762	Seneca Park CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.89%, due 07/17/26	3,606,814

943,033	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 07/15/30	943,016

988,710	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.85%, due 05/15/26	988,739

8,962,983	SLM Private Credit Student Loan Trust, Series 05-A, Class A3, Variable Rate, Variable Rate, 3 mo. LIBOR + .20%, 2.99%, due 06/15/23	8,956,708

2,861,372	SLM Private Credit Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + 0.33%, 3.12%, due 03/15/24	2,839,540

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

848,656	SLM Private Education Loan Trust, Series 14-A, Class A2B, 144A, Variable Rate, 1 mo. LIBOR + 1.15%, 3.64%, due 01/15/26	850,012

3,635,600	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 4.74%, due 06/16/42	3,691,456

5,202,015	SLM Private Education Loan Trust, Series 11-A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.50%, 4.99%, due 01/15/43	5,258,014

3,843,994	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 5.74%, due 05/16/44	3,888,483

1,710,448	SLM Private Education Loan Trust, Series 11-C, Class A2B, 144A, 4.54%, due 10/17/44	1,720,265

274,308	SLM Student Loan Trust, Series 07-3, Class A3, Variable Rate, 3 mo. LIBOR + 0.04%, 2.81%, due 04/25/19	273,944

3,824,733	SMB Private Education Loan Trust, Series 18-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 2.84%, due 03/16/26	3,822,982

2,470,000	Sound Point CLO VI-R Ltd, Series 14-2RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.17%, due 10/20/31	2,469,869

756,883	South Carolina Student Loan Corp., Series 10-1, Class A2, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/25/25	758,041

130,413	Symphony CLO V Ltd., Series 07-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.54%, due 01/15/24	130,456

282,910	Telos CLO Ltd., Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.77%, due 07/17/19	283,123

1,907,200	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.52%, due 04/17/28	1,907,162

1,742,726	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.52%, due 01/17/30	1,742,691

212,325	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.66%, due 07/20/30	212,489

1,018,476	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.24%, due 11/20/30	1,018,470

82	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

2,415,929	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.39%, due 04/26/28	2,415,890

3,150,286	TICP CLO III-2 Ltd., Series 18-3R, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.31%, due 04/20/28	3,150,232

2,607,500	Tryon Park CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.34%, due 04/15/29	2,607,453

952,048	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	941,569

2,710,445	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.74%, due 05/25/47	2,715,410

154,815	Venture VII CDO Ltd., Series 06-7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 0.23%, 2.99%, due 01/20/22	154,698

636,547	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/20/30	636,495

1,697,460	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.39%, due 10/15/30	1,697,429

707,750	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.41%, due 04/18/31	707,737

569,839	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.93%, due 07/17/26	569,833

3,708,000	WhiteHorse Ltd., Series 18-12A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.18%, due 10/15/31	3,707,796

9,345,872	WhiteHorse VIII Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.64%, due 05/01/26	9,324,947

123,856	Ziggurat CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.67%, due 04/17/29	123,887

	Total Asset-Backed Securities	263,133,803

	Bank Loans — 0.9%

14,454,000	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.91%, due 01/16/23 (d)	12,069,090

6,300,000	California Resources Corporation, Second Out Term Loan, 12.87%, due 12/31/21 (d)	6,615,000

4,000,000	California Resources Corporation, 2017 1st Lien Term Loan, 5.75%, due 12/31/22 (d)	3,940,000

5,500,000	Communications Sales & Leasing, Inc., 2017 Term Loan B, 5.49%, due 10/24/22 (d)	4,922,500

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

5,000,000	Community Health Systems, Inc., Term Loan H, 5.88%, due 01/27/21 (d)	4,987,500

5,450,000	Foresight Energy, LLC, 2017 1st Lien Term Loan, 8.38%, due 03/28/22 (d)	5,368,250

5,500,000	Frontier Communications Corp., 2017 Term Loan B1, 4.50%, due 06/15/24 (d)	5,293,750

5,968,069	J.C. Penney Corporation, Inc., 2016 Term Loan B, 6.88%, due 06/23/23 (d)	5,281,741

4,200,000	Longview Power LLC, Term Loan B, 8.75%, due 04/13/21 (d)	3,706,500

6,680,983	Murray Energy Corporation, 2018 Term Loan B2, 9.88%, due 10/17/22 (d)	5,545,216

12,032,363	Quorum Health Corp., Term Loan B, 9.24%, due 04/29/22 (d)	12,092,525

2,393,909	Team Health Holdings, Inc., 1st Lien Term Loan, 5.24%, due 02/06/24 (d)	2,166,487

6,000,000	Transform SR Holdings LLC, Term Loan, 9.73%, due 02/12/24 (d)	6,030,000

2,085,387	Westmoreland Coal Company, Term Loan B, 9.31%, due 12/16/20 (d)	927,997

2,393,877	Windstream Services, LLC, Repriced Term Loan B6, 8.49%, due 03/29/21 (d)	2,322,061

3,594,300	Windstream Services, LLC, Term Loan B7, 5.74%, due 02/17/24 (d)	3,432,557

	Total Bank Loans	84,701,174

	Corporate Debt — 0.7%

3,800,000	Ally Financial, Inc., 8.00%, due 11/01/31	4,693,000

875,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	866,250

500,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	490,625

1,016,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	665,480

3,715,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	3,092,737

634,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	567,430

1,250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 01/15/22	1,117,188

4,938,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 (i)	4,419,510

500,000	Frontier Communications Corp., 9.25%, due 07/01/21	390,000

4,498,000	Frontier Communications Corp., 6.25%, due 09/15/21	3,103,620

3,883,000	Frontier Communications Corp., 8.75%, due 04/15/22	2,650,147

1,491,000	Frontier Communications Corp., 7.13%, due 01/15/23	879,690

5,164,000	Frontier Communications Corp., 6.88%, due 01/15/25	2,788,560

525,000	JC Penney Corp., Inc., 5.65%, due 06/01/20	462,000

See accompanying notes to the financial statements.	83

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

5,500,000	JC Penney Corp., Inc., 144A, 5.88%, due 07/01/23	4,688,750

1,517,000	JC Penney Corp., Inc., 144A, 8.63%, due 03/15/25	902,615

1,899,000	Momentive Performance Materials, Inc., 4.69%, due 04/24/22	2,093,648

11,294,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	5,872,880

1,270,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, due 03/01/25	1,196,975

1,400,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47 (h)	1,092,000

1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 144A, 6.88%, due 01/15/29	1,703,000

6,000,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	5,947,500

4,800,000	United States Steel Corp., 6.25%, due 03/15/26	4,542,000

1,525,000	Uniti Group LP/Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, REIT, 7.13%, due 12/15/24 (i)	1,265,750

12,163,000	Westmoreland Coal Co., 144A, 8.75%, due 01/01/22 (h)	5,473,350

	Total Corporate Debt	60,964,705

	U.S. Government — 17.7%

164,189,339	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (j)	163,942,412

74,381,156	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (j)	72,598,624

222,289,737	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (j)	221,230,388

236,028,095	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (j)	229,380,586

159,528,663	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (j)	155,795,941

194,675,318	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (j)	210,678,997

154,107,298	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (j)	179,005,258

137,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20 (b)	136,947,935

70,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20 (b)	70,718,925

142,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.46%, due 10/31/20 (b)	142,075,857

	Total U.S. Government	1,582,374,923

	U.S. Government Agency — 2.9%

40,000,000	Federal Home Loan Banks, Step Up, 2.53%, due 09/20/19 (b)	39,998,000

19,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.41%, due 11/25/19	18,994,117

	Par Value†	Description	Value ($)

		United States — continued

		U.S. Government Agency — continued

	62,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.68%, due 12/26/19	62,025,033

	28,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.58%, due 02/07/20	28,000,966

	24,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.49%, due 02/10/20	23,992,440

	5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 3.500, 2.41%, due 02/21/20	4,999,988

	8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%,, 2.64%, due 04/20/20	8,001,510

	64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.44%, due 05/22/20	63,952,796

	142,140	Government National Mortgage Association, Series 12-H15, Class FA, Variable Rate, 1 mo. LIBOR + 0.45%, 2.96%, due 05/20/62	142,155

	4,166,350	Government National Mortgage Association, Series 17-12H, Class FE, Variable Rate, 1 mo. LIBOR + .20%, 2.71%, due 06/20/66	4,161,130

	935,060	Government National Mortgage Association, Series 17-H05, Class FJ, Variable Rate, 1 mo. LIBOR + 0.27%, 2.78%, due 01/20/67	934,059

	991,383	Government National Mortgage Association, Series 17-H13, Class FJ, Variable Rate, 1 mo. LIBOR + 0.20%, 2.71%, due 05/20/67	990,392

		Total U.S. Government Agency	256,192,586

		Total United States	2,247,367,191

		TOTAL DEBT OBLIGATIONS (COST $2,306,836,705)	2,291,809,436

		SHORT-TERM INVESTMENTS — 5.2%

		Foreign Government Obligations — 1.8%

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/03/19	21,228,265

JPY	6,961,600,000	Japan Treasury Discount Bill, Zero Coupon, due 04/08/19	62,465,909

JPY	2,000,500,000	Japan Treasury Discount Bill, Zero Coupon, due 03/25/19	17,948,935

JPY	866,300,000	Japan Treasury Discount Bill, Zero Coupon, due 04/15/19	7,773,547

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/22/19	9,870,996

84	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

	Par Value†	Description	Value ($)

		Foreign Government Obligations — continued

JPY	4,165,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/20/19	37,381,758

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $158,995,842)	156,669,410

		Money Market Funds — 0.2%

	14,283,522	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (k) (l)	14,283,522

		Repurchase Agreements — 2.5%

	220,098,454	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 2/28/19, maturing on 3/01/19 with a maturity value of $220,113,739 and an effective yield of 2.50%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $223,691,739.	220,098,454

		TOTAL REPURCHASE AGREEMENTS (COST $220,098,454)	220,098,454

Par Value†	Description	Value ($)

	U.S. Government — 0.7%

49,975,000	U.S. Treasury Bill, 2.32%, due 04/04/19 (l) (m)	49,864,272

17,000,000	U.S. Treasury Bill, 2.45%, due 08/01/19 (m)	16,826,058

	Total U.S. Government	66,690,330

	TOTAL SHORT-TERM INVESTMENTS (COST $460,064,157)	457,741,716

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options — Put — 0.0%
GBP Put/USD Call	JPM	1.23	03/07/19	GBP	30,030,000	GBP	30,030,000	—

Total Currency Options — Put								—

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options — Calls — 0.0%
T-Mobile US, Inc. (c)	80.00	05/17/19	700	USD	5,054,700	46,200

Total Equity Options — Calls						46,200

Equity Options — Puts — 0.0%
Newmont Mining Corp. (c)	35.00	05/17/19	10,400	USD	35,484,800	2,194,400
VM WARE, Inc. (c)	160.00	07/19/19	584	USD	10,033,704	443,840
Bristol-Myers Squibb Co. (c)	50.00	01/17/20	1,990	USD	10,280,340	895,500

Total Equity Options — Puts						3,533,740

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Index Options — Puts — 0.0%
S&P 500 E-Mini	2,635.00	05/17/19	50	USD	13,922,450	134,500
S&P 500 E-Mini	2,580.00	05/17/19	75	USD	20,883,675	151,500

Total Index Options — Puts						286,000

See accompanying notes to the financial statements.	85

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Options on Interest Rate Swaps — Call — 0.0%
Call OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP	28,190,000	GBP	28,190,000	158,685

Options on Interest Rate Swaps — Put — 0.0%
Put OTC 10-Year Interest Rate Swap	BCLY	1.53	03/04/19	GBP	28,190,000	GBP	28,190,000	28,274

TOTAL PURCHASED OPTIONS (COST $6,536,396)	4,052,899

TOTAL INVESTMENTS — 101.5% (Cost $9,129,972,312)	9,098,547,484

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (3.6)%

	Common Stocks — (3.4)%

	Belgium — 0.0%

(15,519)	Euronav NV	(123,037)

	Brazil — (0.2)%

(542,800)	Pagseguro Digital Ltd. – Class A *	(15,268,964)

(15,700)	StoneCo Ltd. – Class A *	(477,437)

	Total Brazil	(15,746,401)

	Canada — (0.2)%

(109,300)	Agnico Eagle Mines Ltd	(4,640,878)

(102,650)	Algonquin Power & Utilities Corp	(1,138,389)

(221,200)	AltaGas Ltd	(2,971,858)

(144,500)	Restaurant Brands International Inc	(9,133,845)

(70,100)	Yamana Gold Inc	(180,858)

	Total Canada	(18,065,828)

	China — (0.8)%

(371,337)	Alibaba Group Holding Ltd Sponsored ADR *	(67,965,811)

	Denmark — (0.0)%

(825)	AP Moller – Maersk A/S – Class A	(1,061,143)

	France — (0.0)%

(14,357)	DBV Technologies SA *	(226,881)

(25,556)	Iliad SA	(2,655,646)

(8,082)	Wendel SA	(1,018,866)

	Total France	(3,901,393)

	Germany — (0.1)%

(931,753)	Deutsche Bank AG (Registered)	(8,635,903)

(1,240)	Gerresheimer AG	(95,130)

(39,600)	QIAGEN NV *	(1,521,828)

(4,363)	Zalando SE *	(160,926)

	Total Germany	(10,413,787)

	Israel — (0.0)%

(63,100)	Tower Semiconductor Ltd *	(1,131,383)

Shares	Description	Value ($)

	Italy — (0.1)%

(101,102)	Banco BPM SPA *	(244,420)

(11,955)	Brembo SPA	(144,632)

(53,662)	Cerved Group SPA	(494,566)

(1,876,484)	Saipem SPA *	(9,736,751)

	Total Italy	(10,620,369)

	Japan — (0.3)%

(99,000)	Acom Co Ltd	(340,152)

(4,700)	CyberAgent Inc	(146,251)

(1,248)	Daiwa House REIT Investment Corp	(2,782,239)

(5,500)	FP Corp	(336,128)

(1,479)	Invincible Investment Corp (REIT)	(672,797)

(129,900)	Japan Lifeline Co Ltd	(2,138,237)

(64,000)	JGC Corp	(931,542)

(2,500)	JINS Inc	(123,418)

(73,600)	Kansai Paint Co Ltd	(1,356,729)

(8,400)	Kawasaki Kisen Kaisha Ltd *	(118,937)

(49,700)	Keikyu Corp	(825,061)

(7,300)	Kyushu Electric Power Co Inc	(86,873)

(186,200)	Mitsui OSK Lines Ltd	(4,383,648)

(6,400)	Nifco Inc	(162,951)

(17,000)	Nihon M&A Center Inc	(430,227)

(3,400)	Nippon Gas Co Ltd	(118,762)

(59,100)	Nippon Paint Holdings Co Ltd	(2,278,615)

(66,500)	Nippon Yusen KK	(1,051,862)

(4,100)	Nitori Holdings Co Ltd	(512,126)

(631,300)	Orient Corp	(693,100)

(10,800)	Round One Corp	(140,647)

(4,900)	Royal Holdings Co Ltd	(123,764)

(9,400)	Saizeriya Co Ltd	(173,274)

(4,000)	Shima Seiki Manufacturing Ltd	(131,282)

(1,200)	Shochiku Co Ltd	(123,072)

(58,300)	SUMCO Corp	(743,300)

(14,400)	Universal Entertainment Corp	(456,781)

(13,100)	Yoshinoya Holdings Co Ltd	(212,756)

(34,900)	ZOZO Inc	(658,403)

	Total Japan	(22,252,934)

86	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Netherlands — (0.0)%

(27,200)	InterXion Holding NV *	(1,781,600)

	Peru — (0.0)%

(49,700)	Southern Copper Corp.	(1,769,817)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(180,280)

(139,100)	UOL Group Ltd	(681,271)

	Total Singapore	(861,551)

	Spain — (0.1)%

(320,152)	Bankia SA	(976,650)

(7,434)	Bolsas y Mercados Espanoles SHMSF SA	(212,027)

(81,714)	Cellnex Telecom SA *	(2,111,718)

(42,108)	Ferrovial SA	(969,721)

(40,475)	Masmovil Ibercom SA *	(842,977)

(32,344)	Merlin Properties Socimi SA (REIT)	(418,970)

	Total Spain	(5,532,063)

	Sweden — (0.0)%

(7,100)	Spotify Technology SA *	(994,994)

	Switzerland — (0.1)%

(245,236)	Credit Suisse Group AG (Registered)	(3,024,472)

(87,076)	LafargeHolcim Ltd (Registered) *	(4,303,067)

	Total Switzerland	(7,327,539)

	United Kingdom — (0.2)%

(3,693)	ASOS Plc *	(156,741)

(1,935,805)	Cobham Plc *	(3,018,335)

(43,828)	Dechra Pharmaceuticals Plc	(1,435,261)

(131,740)	GVC Holdings Plc	(1,145,979)

(89,824)	Indivior Plc *	(127,930)

(184,010)	Just Eat Plc *	(1,820,759)

(2,202,087)	Melrose Industries Plc	(5,077,235)

(53,929)	Ocado Group Plc *	(739,693)

(9,855)	Rhi Magnesita NV	(580,122)

(4,620)	Ted Baker Plc	(112,454)

(249,508)	TP ICAP Plc	(1,050,400)

	Total United Kingdom	(15,264,909)

	United States — (1.3)%

(347,319)	BB&T Corp.	(17,702,849)

(124,145)	Bristol-Myers Squibb Co. (c)	(6,413,331)

(77,827)	Chemical Financial Corp.	(3,566,811)

(1)	CIGNA Corp. *	(174)

(1)	CVS Health Corp.	(58)

(14,520)	Expedia Group, Inc.	(1,790,462)

(311,728)	Fiserv, Inc. *	(26,400,244)

Shares	Description	Value ($)

	United States — continued

(135,305)	Harris Corp.	(22,315,853)

(64,805)	II-VI, Inc. *	(2,752,917)

(60,873)	KLA-Tencor Corp.	(7,030,223)

(58,000)	NGL Energy Partners LP	(756,320)

(80,778)	Seritage Growth Properties (REIT)	(3,566,349)

(1)	Sirius XM Holdings, Inc.	(4)

(89,860)	VMware, Inc. – Class A (c)	(15,438,847)

(48,860)	Walt Disney Co. (The)	(5,513,362)

	Total United States	(113,247,804)

	TOTAL COMMON STOCKS (PROCEEDS $285,550,013)	(298,062,363)

	DEBT OBLIGATIONS — (0.2)%

	Corporate Debt — (0.2)%

(4,800,000)	AK Steel Corp., 6.38%, due 10/15/25	(4,032,000)

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(3,822,000)

(1,800,000)	Clearway Energy Operating LLC, 144A, 5.75%, due 10/15/25	(1,782,000)

(2,400,000)	Team Health Holdings, Inc., 144A, 6.38%, due 02/01/25	(1,929,000)

(6,000,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(6,195,000)

(4,200,000)	US Concrete, Inc., 6.38%, due 06/01/24	(4,179,000)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $21,108,775)	(21,939,000)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $306,658,788)	(320,001,363)

	Other Assets and Liabilities (net) — 2.1%	187,032,132

	TOTAL NET ASSETS — 100.0%	$8,965,578,253

See accompanying notes to the financial statements.	87

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BOA	AUD	58,225,445	USD	42,094,668	$763,911
05/06/2019	GS	AUD	68,479,050	USD	49,809,949	1,186,389
05/06/2019	MSCI	AUD	9,790,000	USD	6,976,286	24,895
03/06/2019	JPM	BRL	8,897,898	USD	2,424,000	55,112
03/06/2019	MSCI	BRL	17,011,166	USD	4,548,844	19,961
04/02/2019	MSCI	BRL	12,954,532	USD	3,442,059	(457)
03/04/2019	GS	CAD	4,797,880	USD	3,620,000	(26,194)
03/04/2019	JPM	CAD	16,792,158	USD	12,505,400	(255,956)
04/11/2019	JPM	CAD	8,992,000	USD	6,812,057	(27,804)
04/15/2019	JPM	CHF	94,867,917	USD	97,554,822	2,124,432
04/22/2019	MSCI	CLP	3,962,172,500	USD	5,902,678	(137,729)
04/22/2019	BOA	COP	6,959,272,500	USD	2,230,000	(22,854)
04/22/2019	MSCI	COP	13,481,950,000	USD	4,266,102	(98,271)
03/13/2019	BOA	CZK	242,829,846	USD	10,709,617	(69,427)
03/19/2019	BCLY	EUR	2,370,000	USD	2,710,823	11,673
03/19/2019	MSCI	EUR	2,890,000	USD	3,317,286	25,918
05/20/2019	BOA	EUR	2,609,960	USD	2,967,138	(20,757)
05/20/2019	JPM	EUR	119,136,026	USD	135,686,521	(700,991)
04/15/2019	BCLY	GBP	1,760,000	USD	2,324,213	(15,182)
04/15/2019	GS	GBP	11,571,300	USD	14,945,814	(434,784)
05/20/2019	JPM	GBP	66,093,350	USD	85,604,570	(2,397,719)
03/13/2019	BOA	HUF	2,965,575,738	USD	10,527,920	(162,648)
03/12/2019	JPM	IDR	20,683,122,600	USD	1,424,850	(34,981)
03/12/2019	MSCI	IDR	20,125,660,000	USD	1,420,000	(484)
04/29/2019	BOA	ILS	5,298,671	USD	1,450,000	(17,150)
04/29/2019	MSCI	ILS	21,194,035	USD	5,803,087	(65,332)
03/07/2019	MSCI	JPY	867,317,884	USD	7,940,000	157,177
03/25/2019	MSCI	JPY	10,190,500,000	USD	90,496,954	(1,078,736)
04/08/2019	MSCI	JPY	6,961,600,000	USD	64,410,653	1,780,256
04/15/2019	JPM	JPY	866,300,000	USD	8,058,555	260,544
04/19/2019	JPM	JPY	12,784,121,213	USD	116,407,758	1,295,050
04/22/2019	GS	JPY	1,100,000,000	USD	10,074,958	167,830
05/20/2019	JPM	JPY	4,165,000,000	USD	38,243,987	650,004
06/03/2019	BOA	JPY	2,365,000,000	USD	21,530,887	160,968
05/09/2019	BCLY	KRW	5,164,676,045	USD	4,635,489	37,697
04/15/2019	BOA	NOK	187,424,784	USD	22,230,378	286,538
03/05/2019	JPM	NZD	9,540,000	USD	6,464,241	(32,648)
03/05/2019	MSCI	NZD	58,050,000	USD	40,140,399	607,443
05/07/2019	JPM	PHP	45,673,760	USD	880,000	2,133
05/07/2019	MSCI	PHP	116,876,100	USD	2,212,515	(33,888)
03/13/2019	BCLY	PLN	16,806,219	USD	4,458,285	15,518
03/13/2019	BOA	PLN	4,134,522	USD	1,080,000	(313)
03/13/2019	MSCI	PLN	5,183,655	USD	1,370,000	(12,972)
04/30/2019	BOA	RON	27,768,294	USD	6,615,513	(24,487)
04/15/2019	BCLY	SEK	249,492,138	USD	28,282,281	1,179,792
04/15/2019	BCLY	SGD	2,705,003	USD	2,005,193	3,108

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/15/2019	BOA	SGD	3,833,977	USD	2,840,000	$2,314
03/13/2019	BOA	THB	57,776,576	USD	1,766,328	(67,419)
03/13/2019	JPM	TWD	207,137,910	USD	6,745,186	22,860
03/04/2019	BCLY	USD	4,500,000	CAD	5,961,234	30,295
03/04/2019	GS	USD	4,089,000	CAD	5,452,886	54,971
03/04/2019	JPM	USD	25,223,021	CAD	33,502,983	237,882
03/04/2019	MSCI	USD	3,800,000	CAD	5,173,123	131,363
03/05/2019	JPM	USD	9,116,008	NZD	13,468,750	56,421
03/05/2019	MSCI	USD	14,184,841	NZD	21,110,000	191,398
03/06/2019	JPM	USD	2,380,072	BRL	8,897,898	(11,184)
03/06/2019	MSCI	USD	4,534,120	BRL	17,011,166	(5,237)
03/07/2019	GS	USD	5,780,000	JPY	629,541,191	(130,852)
03/07/2019	JPM	USD	9,791,817	JPY	1,098,210,141	62,903
03/11/2019	BOA	USD	8,531,341	RUB	562,042,684	(14,628)
03/12/2019	MSCI	USD	6,016,654	IDR	88,884,031,000	256,849
03/13/2019	BCLY	USD	4,770,000	THB	149,475,088	(25,873)
03/13/2019	BOA	USD	5,600,000	CZK	125,858,866	(13,214)
03/13/2019	BOA	USD	2,956,900	HUF	827,290,385	25,389
03/13/2019	BOA	USD	1,780,000	PLN	6,715,436	(4,757)
03/13/2019	BOA	USD	3,700,000	THB	117,086,320	16,154
03/19/2019	BCLY	USD	3,961,296	EUR	3,480,000	2,012
03/19/2019	JPM	USD	6,056,906	EUR	5,270,000	(54,999)
03/25/2019	JPM	USD	74,074,141	JPY	8,190,000,000	(475,702)
04/08/2019	JPM	USD	43,209,869	NOK	375,503,371	742,640
04/11/2019	JPM	USD	6,881,650	CAD	8,992,000	(41,790)
04/15/2019	BCLY	USD	5,002,337	SEK	44,855,700	(129,634)
04/15/2019	BOA	USD	1,082,566	AUD	1,488,759	(25,785)
04/15/2019	CITI	USD	5,581,850	NOK	47,604,500	(8,278)
04/15/2019	GS	USD	11,093,315	AUD	15,529,612	(69,773)
04/15/2019	JPM	USD	9,568,341	AUD	13,195,158	(201,888)
04/15/2019	JPM	USD	16,671,482	CHF	16,442,191	(131,804)
04/19/2019	BCLY	USD	6,151,994	TRY	33,517,907	(46,424)
04/22/2019	BOA	USD	2,991,363	PEN	9,991,410	33,261
04/29/2019	BCLY	USD	1,030,000	ILS	3,712,803	(1,961)
04/29/2019	MSCI	USD	2,020,000	ILS	7,266,950	(7,853)
04/30/2019	BCLY	USD	5,110,855	ZAR	70,319,748	(155,024)
05/06/2019	BCLY	USD	65,449,101	SEK	588,253,662	(1,444,481)
05/09/2019	BOA	USD	2,010,000	KRW	2,253,009,000	(4,286)
05/14/2019	JPM	USD	2,307,287	INR	164,907,600	(1,138)
05/20/2019	SSB	USD	8,941,981	EUR	7,836,000	28,711
05/21/2019	BOA	USD	1,110,000	MXN	21,557,806	(5,116)
05/21/2019	JPM	USD	4,870,017	MXN	94,875,234	(7,455)
04/30/2019	BCLY	ZAR	70,319,748	USD	4,994,179	38,348

						$3,991,801

88	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

Reverse Repurchase Agreements(n)

		Description	Value ($)

USD	1,271,313	Barclays Bank plc, 1.50%, dated 02/27/19 (collateral: Uniti Group LP / Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, due 12/15/24), to be repurchased on demand at face value plus accrued interest.	$(1,271,313)

USD	4,268,469	Barclays Bank plc, (2.50)%, dated 02/26/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23), to be repurchased on demand at face value plus accrued interest.	(4,268,469)

			$(5,539,782)

		Average balance outstanding	$(13,126,155)

		Average interest rate	0.56%

		Maximum balance outstanding	$(105,632,950)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2,027	E-Mini Russell 2000	March 2019	$159,676,925	$(58,402)
1,070	Mini MSCI Emerging Markets	March 2019	55,998,450	3,735,868

			$215,675,375	$3,677,466

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
8,398	S&P 500 E-Mini	March 2019	$1,169,295,530	$(76,320,135)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)
Currency Options — Puts
GBP Put/USD Call	JPM	1.16	03/07/19	GBP	(30,030,000)	GBP	(30,030,000)	$—

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Calls
Red Hat, Inc. (c)	175.00	03/15/19	(1,450)	USD	(26,477,000)	(1,131,000)
T-Mobile US, Inc. (c)	67.50	05/17/19	(600)	USD	(4,332,600)	(414,000)
T-Mobile US, Inc. (c)	70.00	05/17/19	(1,400)	USD	(10,109,400)	(702,800)
VIACOM, Inc. (c)	32.50	06/21/19	(3,200)	USD	(9,350,400)	(192,000)
VIACOM, Inc. (c)	30.00	06/21/19	(1,500)	USD	(4,383,000)	(210,000)
Nielsen Holdings Plc (c)	27.00	06/21/19	(3,250)	USD	(8,515,000)	(494,000)
Bunge Ltd. (c)	57.50	07/19/19	(700)	USD	(3,715,600)	(129,500)

		TOTAL WRITTEN EQUITY OPTIONS — CALLS				$(3,273,300)

See accompanying notes to the financial statements.	89

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

Written Options — continued

Equity Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Puts
Nielsen Holdings Plc. (c)	24.00	06/21/19	(3,250)	USD	(8,515,000)	(536,250)
VIACOM, Inc. (c)	27.50	06/21/19	(3,200)	USD	(9,350,400)	(432,000)
Bunge Ltd. (c)	52.50	07/19/19	(700)	USD	(3,715,600)	(224,000)
Bunge Ltd. (c)	55.00	07/19/19	(1,500)	USD	(7,962,000)	(705,000)

		TOTAL WRITTEN EQUITY OPTIONS — PUTS				$1,897,250)

		TOTAL WRITTEN OPTIONS (Premiums $5,221,346)				$(5,170,550)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Chesapeake Energy Corp.	CITI	USD	1,528,000	5.00%	3.17%	N/A	12/20/2021	Quarterly	45,840	(72,639)	(118,479)

Sell Protection^:
J.C. Penney Corporation, Inc.	MORD	USD	1,200,000	5.00%	12.71%	1,200,000	06/20/2019	Quarterly	(84,000)	(27,690)	56,310

									$(38,160)	$(100,329)	$(62,169)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

90	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.00%	NZD	122,074,000	03/20/2024	Quarterly	146,648	(100,392)	(247,040)
2.41%	3 Month CAD LIBOR	CAD	15,753,000	03/19/2029	Semi-Annually	—	29,085	29,085
2.50%	3 Month CAD LIBOR	CAD	21,022,000	03/19/2029	Semi-Annually	—	(91,337)	(91,337)
3 Month CAD LIBOR	2.45%	CAD	214,685,000	03/19/2029	Semi-Annually	271,175	268,197	(2,978)
3 Month CAD LIBOR	2.40%	CAD	17,004,000	03/19/2029	Semi-Annually	—	(33,734)	(33,734)
3 Month CAD LIBOR	2.48%	CAD	20,852,000	03/19/2029	Semi-Annually	—	73,385	73,385
3 Month CAD LIBOR	2.46%	CAD	19,996,000	03/19/2029	Semi-Annually	—	42,862	42,862
3 Month CAD LIBOR	2.52%	CAD	30,560,000	03/19/2029	Semi-Annually	—	185,334	185,334
3 Month NZD Bank Bill Rate	2.80%	NZD	127,386,000	03/20/2029	Quarterly	1,786	2,638,580	2,636,794
3 Month SEK STIBOR	1.09%	SEK	62,992,000	03/20/2029	Quarterly	—	43,817	43,817
3 Month USD LIBOR	2.96%	USD	40,352,000	03/21/2029	Quarterly	19,668	847,058	827,390
3 Month USD LIBOR	2.92%	USD	20,266,000	03/21/2029	Quarterly	—	359,980	359,980
3 Month USD LIBOR	2.80%	USD	17,913,000	03/21/2029	Quarterly	—	114,554	114,554
3 Month USD LIBOR	2.80%	USD	31,652,000	03/21/2029	Quarterly	—	222,016	222,016
3 Month USD LIBOR	2.77%	USD	22,393,000	03/21/2029	Quarterly	—	102,594	102,594
3 Month USD LIBOR	2.77%	USD	21,443,000	03/21/2029	Quarterly	—	91,602	91,602
3 Month USD LIBOR	2.69%	USD	21,363,000	03/21/2029	Quarterly	—	(60,875)	(60,875)
3 Month USD LIBOR	2.70%	USD	18,703,000	03/21/2029	Quarterly	—	(32,613)	(32,613)
6 Month GBP LIBOR	1.20%	GBP	76,030,000	03/17/2021	Semi-Annually	—	153,940	153,940
6 Month GBP LIBOR	1.17%	GBP	143,319,000	03/17/2021	Semi-Annually	—	160,783	160,783
0.20%	6 Month CHF LIBOR	CHF	14,975,000	03/20/2029	Semi-Annually	—	65,728	65,728
0.30%	6 Month CHF LIBOR	CHF	40,351,000	03/20/2029	Semi-Annually	—	(218,486)	(218,486)
2.38%	6 Month AUD BBSW	AUD	167,475,000	03/20/2029	Semi-Annually	(183,879)	(205,419)	(21,540)
2.54%	6 Month AUD BBSW	AUD	186,425,000	03/20/2029	Semi-Annually	484,751	(2,175,251)	(2,660,002)
2.58%	6 Month AUD BBSW	AUD	26,628,000	03/20/2029	Semi-Annually	—	(380,212)	(380,212)
2.61%	6 Month AUD BBSW	AUD	24,278,000	03/20/2029	Semi-Annually	—	(400,527)	(400,527)
6 Month CHF LIBOR	0.43%	CHF	35,559,000	03/20/2029	Semi-Annually	—	655,199	655,199
6 Month CHF LIBOR	0.33%	CHF	17,029,000	03/20/2029	Semi-Annually	—	137,174	137,174
6 Month CHF LIBOR	0.34%	CHF	14,352,000	03/20/2029	Semi-Annually	—	138,843	138,843
6 Month CHF LIBOR	0.42%	CHF	17,899,000	03/20/2029	Semi-Annually	—	310,787	310,787
6 Month CHF LIBOR	0.42%	CHF	17,220,000	03/20/2029	Semi-Annually	—	304,224	304,224
1.37%	6 Month GBP LIBOR	GBP	25,370,000	03/21/2029	Semi-Annually	—	471,120	471,120
1.44%	6 Month GBP LIBOR	GBP	108,965,000	03/21/2029	Semi-Annually	—	1,069,217	1,069,217

						$740,149	$4,787,233	$4,047,084

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	335,893	05/18/2020	Monthly	—	(20,434)	(20,434)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	25,080,558	05/18/2020	Monthly	—	68,741	68,741
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	5,928,623	05/18/2020	Monthly	—	57,363	57,363
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	934,907	05/18/2020	Monthly	—	11,343	11,343
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	2,028,183	05/18/2020	Monthly	—	28,261	28,261
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	765,677	05/18/2020	Monthly	—	(12,210)	(12,210)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	33,007,071	05/18/2020	Monthly	—	(1,595,509)	(1,595,509)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	12,385,072	05/18/2020	Monthly	—	(65,964)	(65,964)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,414,710	10/15/2021	Monthly	—	(166,463)	(166,463)

							$—	$(1,694,872)	$(1,694,872)

See accompanying notes to the financial statements.	91

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(h)	Security is in default.

(i)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(j)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(k)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(l)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(m)	The rate shown represents yield-to-maturity.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(o)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

92	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO International Developed Equity Allocation Fund returned -11.57% (net) for the fiscal year ended February 28, 2019, as compared with -6.04% for the Fund’s benchmark, the MSCI EAFE Index.

Allocation across countries was negative, driven by the Fund’s overweight to emerging markets, as well as an underweight to Switzerland, the U.K., and Hong Kong. Stock selection within countries proved challenging, and the negative relative performance was most noticeable in France, Japan, Hong Kong, Germany, the Netherlands, and Sweden.

Allocation between sectors was modestly negative, with an unhelpful underweight to Utilities nearly offset by an underweight to the relatively poorly performing Financial sector. Stock selection within sectors proved disappointing, with particularly negative outcomes relative to the benchmark in Materials, Industrials, Consumer Staples, and Information Technology. Top stock detractors included overweight positions in Fiat Chrysler Automobiles NV, STMicroelectronics NV, and Mitsubishi Chemical Holdings Corp. Top stock contributors included overweight positions in AstraZeneca Plc, GlaxoSmithKline Plc, and Macquarie Group Ltd.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. Specific securities referenced were either held directly or indirectly through underlying funds.

94

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Developed Equity Allocation Fund Class III Shares and the MSCI EAFE Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

95

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	2.0
Preferred Stocks	0.9
Investment Funds	0.2
Futures Contracts	0.1
Swap Contracts	(0.0)^
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
Japan	24.3%
United Kingdom	14.9
Germany	9.9
France	8.2
Sweden	5.3
Switzerland	4.8
Australia	4.5
Italy	4.0
Netherlands	3.7
Norway	3.3
Other Emerging	3.2 †
China	3.1
Hong Kong	2.2
Taiwan	2.1
Denmark	1.9
Russia	1.7
Finland	1.1
Spain	1.1
Other Developed	0.7 ‡

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

96

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,783,032	GMO Emerging Markets Fund, Class VI	57,057,016

25,411,911	GMO International Equity Fund, Class IV	515,607,672

	TOTAL MUTUAL FUNDS (COST $626,781,539)	572,664,688

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

212,489	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	212,489

	TOTAL SHORT-TERM INVESTMENTS (COST $212,489)	212,489

	TOTAL INVESTMENTS — 100.0% (Cost $626,994,028)	572,877,177

	Other Assets and Liabilities (net) — (0.0%)	(47,266)

	TOTAL NET ASSETS — 100.0%	$572,829,911

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	97

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO International Equity Allocation Fund returned -10.69% (net) for the fiscal year ended February 28, 2019, as compared with -6.46% for the MSCI ACWI ex USA.

Allocation across countries was negative, primarily driven by the Fund’s zero weight in Canada. Stock selection within countries proved challenging, and the negative relative performance was most noticeable in France, Japan, Germany, Hong Kong, the Netherlands, and Sweden.

Allocation between sectors was modestly negative, with an unhelpful underweight to Utilities offset by an underweight to the relatively poorly performing Financial and Communication Services sectors. Stock selection within sectors proved disappointing, with particularly negative outcomes relative to the benchmark in Materials, Industrials, Consumer Staples, and Information Technology. Top stock detractors included overweight positions in Fiat Chrysler Automobiles NV, STMicroelectronics NV, and Mitsubishi Chemical Holdings Corp. Top stock contributors included overweight positions in AstraZeneca Plc, GlaxoSmithKline Plc, and Lukoil PJSC.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. Specific securities referenced were either held directly or indirectly through underlying funds.

98

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Allocation Fund Class III Shares and the MSCI ACWI ex USA

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

99

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.3%
Short-Term Investments	2.0
Preferred Stocks	1.4
Investment Funds	0.7
Futures Contracts	0.1
Swap Contracts	(0.0)^
Other	0.5

100.0%

Country/Region Summary¤	% of Investments
Japan	17.4%
China	10.9
United Kingdom	10.9
Taiwan	7.4
Germany	7.1
France	5.9
Russia	5.9
Sweden	3.8
Other Emerging	3.5 †
Switzerland	3.5
Turkey	3.4
Australia	3.3
Italy	2.9
Netherlands	2.7
Norway	2.4
Other Developed	2.1 ‡
Hong Kong	1.6
South Africa	1.5
Denmark	1.4
South Korea	1.4
India	1.0

100.0%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

100

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

10,093,670	GMO Emerging Markets Fund, Class VI	322,997,438

29,901,064	GMO International Equity Fund, Class IV	606,692,593

	TOTAL MUTUAL FUNDS (COST $987,969,157)	929,690,031

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

315,278	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (a)	315,278

	TOTAL SHORT-TERM INVESTMENTS (COST $315,278)	315,278

	TOTAL INVESTMENTS — 100.0% (Cost $988,284,435)	930,005,309

	Other Assets and Liabilities (net) — (0.0%)	(38,487)

	TOTAL NET ASSETS — 100.0%	$929,966,822

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2019.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	101

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Global Macro team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO SGM Major Markets Fund returned 1.32% (net) for the fiscal year ended February 28, 2019, as compared with +2.04% for the FTSE 3-Month Treasury Bill Index.

The Fund added value from bond currency and commodity positions while equity positions detracted value. Currencies were the major positive contributors through the period, with shorts in the Australian dollar, Swedish krona, and Swiss franc all strongly contributing. Relative to the U.S. dollar, these currencies showed less appealing economic environments coupled with poor carry, contributing to their underperformance.

Equities were the major detractor throughout 2018. The portfolio had maintained a short U.S. equity position, (offset mainly by a long position in emerging markets) that grew toward a maximum short during the second quarter. However, despite exceptionally high valuations, the U.S. equity market continued to rally while other equity markets struggled. When the U.S. outperformance relative to other markets and the general performance of equity markets turned at the start of 2019, some of the 2018 losses in equities were recovered.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

102

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO SGM Major Markets Fund Class III Shares, the FTSE 3-Month Treasury Bill +++ Index (formerly

Citigroup 3-Month Treasury Bill +++ Index), the FTSE 3-Month Treasury Bill Index (formerly Citigroup 3-Month Treasury Bill Index)

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited. Performance for classes may vary due to different fees.

*

The FTSE 3-Month Treasury Bill +++ Index is a composite benchmark computed by GMO and comprised of 50% Bloomberg Commodity Total Return Index (formerly the Dow Jones-UBS Commodity Index) and 50% J.P. Morgan U.S. 3 Month Cash Index through October 3, 2011 and the FTSE 3-Month Treasury Bill Index thereafter.

103

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	83.5%
Short-Term Investments	16.6
Futures Contracts	1.0 #
Forward Currency Contracts	(0.0)^
Other	(1.1)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is (15.4)% of net assets.

#	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

^	Rounds to 0.0%

104

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 83.5%

	United States — 83.5%

	U.S. Government — 62.3%

41,500,000	U.S. Treasury Note, 1.13%, due 05/31/19 (a)	41,355,723

43,000,000	U.S. Treasury Note, 0.88%, due 07/31/19	42,711,094

17,000,000	U.S. Treasury Note, 1.00%, due 08/31/19	16,869,844

12,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	11,944,687

5,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	4,965,234

209,991,300	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.42%, due 01/31/20 (b)	209,942,910

227,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.45%, due 04/30/20 (b)	227,610,866

120,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20 (a) (b)	120,205,979

90,000,000	U.S. Treasury Note, Variable Rate, USBM + .12%, 2.53%, due 01/31/21 (a)	89,941,558

	Total U.S. Government	765,547,895

	U.S. Government Agency — 21.2%

13,880,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.08%, 2.40%, due 04/26/19	13,878,919

19,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.19%, 2.51%, due 05/10/19	19,501,941

15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.62%, due 06/12/19	15,002,324

75,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.09%, 2.41%, due 07/12/19	74,980,942

15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 2.43%, due 01/23/20	15,492,913

30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.58%, due 02/07/20	30,531,054

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.64%, due 04/03/20	19,999,243

27,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.56%, due 04/13/20	27,468,907

44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.51%, due 05/04/20	44,370,523

	Total U.S. Government Agency	261,226,766

	Total United States	1,026,774,661

	TOTAL DEBT OBLIGATIONS (COST $1,027,020,366)	1,026,774,661

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 16.7%

		Foreign Government Obligations — 12.8%

JPY	6,875,750,000	Japan Treasury Discount Bill, Zero Coupon, due 04/08/19	61,695,584

JPY	2,820,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/18/19	25,300,712

JPY	1,205,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/22/19	10,813,228

JPY	1,646,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/20/19	14,773,199

JPY	3,065,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/11/19	27,497,998

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/04/19	17,045,709

		Total Foreign Government Obligations	157,126,430

		Money Market Funds — 1.4%

	4,156,983	SSgA USD Liquidity Fund – Class S2 Shares (a)	4,156,983

	12,844,819	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 2.33% (c)	12,844,819

		Total Money Market Funds	17,001,802

		U.S. Government — 2.5%

	30,700,000	U.S. Treasury Bill, 2.38%, due 04/25/19 (a) (d)	30,588,371

		TOTAL SHORT-TERM INVESTMENTS (COST $205,702,175)	204,716,603

		TOTAL INVESTMENTS — 100.2% (Cost $1,232,722,541)	1,231,491,264

		Other Assets and Liabilities (net) — (0.2%)	(1,857,719)

		TOTAL NET ASSETS — 100.0%	$1,229,633,545

See accompanying notes to the financial statements.	105

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
03/22/2019	SSB	AUD	8,320,704	USD	5,895,285	(8,953)
03/22/2019	UBS	AUD	122,242,815	USD	87,953,094	1,211,563
04/23/2019	BOA	AUD	50,291,989	USD	35,666,274	(37,021)
04/05/2019	MSCI	CAD	10,100,000	USD	7,592,528	(89,117)
03/22/2019	SSB	CHF	52,710,652	USD	53,322,258	418,773
03/28/2019	UBS	CHF	39,132,135	USD	39,521,261	223,486
04/23/2019	JPM	CHF	35,730,545	USD	36,193,265	224,189
05/28/2019	BOA	CHF	1,348,810	USD	1,361,495	(751)
05/28/2019	JPM	CHF	21,522,857	USD	21,680,031	(57,223)
05/28/2019	MSCI	CHF	1,073,945	USD	1,085,409	766
03/22/2019	DB	EUR	59,431,554	USD	68,030,230	327,495
04/23/2019	BOA	EUR	46,832,320	USD	53,088,462	(404,932)
04/23/2019	SSB	EUR	5,919,247	USD	6,776,688	15,533
04/23/2019	UBS	EUR	53,277,072	USD	61,174,083	319,283
05/20/2019	JPM	EUR	46,000,000	USD	52,259,321	(401,707)
03/18/2019	MSCI	GBP	68,761,915	USD	88,576,348	(2,691,575)
03/04/2019	GS	JPY	1,900,000,000	USD	16,982,633	(63,076)
03/11/2019	GS	JPY	3,065,000,000	USD	27,224,601	(287,210)
03/18/2019	JPM	JPY	2,820,000,000	USD	25,226,748	(100,368)
03/22/2019	BOA	JPY	1,700,248,199	USD	15,471,884	196,552

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
03/22/2019	MSCI	JPY	5,632,074,826	USD	51,438,863	839,298
03/22/2019	UBS	JPY	1,202,033,708	USD	10,863,917	64,631
04/08/2019	MSCI	JPY	6,875,750,000	USD	63,616,345	1,758,302
04/22/2019	GS	JPY	1,205,000,000	USD	11,036,658	183,850
05/20/2019	JPM	JPY	1,646,000,000	USD	15,113,950	256,880
04/15/2019	JPM	NZD	71,486,662	USD	48,156,983	(566,952)
03/18/2019	MSCI	USD	3,059,467	GBP	2,321,676	22,101
03/18/2019	UBS	USD	4,612,161	GBP	3,470,000	(6,418)
03/22/2019	BCLY	USD	79,714,454	JPY	8,682,538,187	(1,708,982)
03/22/2019	BOA	USD	3,374,760	AUD	4,730,000	(18,429)
03/22/2019	JPM	USD	2,237,994	AUD	3,125,000	(20,544)
03/22/2019	MSCI	USD	2,271,052	AUD	3,200,000	(383)
03/22/2019	MSCI	USD	6,990,597	EUR	6,150,000	15,309
03/22/2019	UBS	USD	2,469,002	AUD	3,470,000	(6,746)
03/22/2019	UBS	USD	8,416,251	EUR	7,410,000	25,010
04/05/2019	BOA	USD	30,385,347	CAD	39,760,412	(145,215)
04/15/2019	SSB	USD	3,182,319	JPY	347,453,732	(54,710)

						$(567,291)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
508	Australian Government Bond 10 Yr.	March 2019	48,795,694	1,447,184
1,151	CAC40 10 Euro	March 2019	68,611,141	2,457,810
599	Crude Oil(a)	March 2019	34,274,780	1,969,085
71	DAX Index	March 2019	23,270,034	780,071
2,409	FTSE 100 Index	March 2019	226,837,252	13,278,153
656	Hang Seng Index	March 2019	119,703,096	(847,164)
3,727	Mini MSCI Emerging Markets	March 2019	195,052,545	13,128,778
976	MSCI Singapore	March 2019	25,930,500	(475,227)
22	S&P TSX 60 Index	March 2019	3,181,898	65,375
255	SPI 200	March 2019	27,895,355	2,473,468
136	TOPIX Index	March 2019	19,680,812	405,106

			$793,233,107	$34,682,639

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
178	Canadian Government Bond 10 Yr.	June 2019	18,341,973	57,458
967	Corn(a)	May 2019	17,925,763	603,995
999	Euro Bund	March 2019	188,050,259	891,384
687	FTSE/JSE TOP 40	March 2019	24,186,230	(1,905,811)
580	Gilt Long Bond	June 2019	97,041,702	1,035,924
421	Gold 100 OZ(a)	April 2019	55,407,810	(890,300)
172	Japanese Government Bond 10 Yr. (OSE)	March 2019	235,997,535	(1,401,161)
317	MSCI Taiwan Index	March 2019	11,925,260	71,589
2,205	S&P 500 E-Mini	March 2019	307,013,175	(21,016,238)
343	Silver(a)	May 2019	26,812,310	366,584

			$982,702,017	$(22,186,576)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

106	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2019

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	107

GMO Special Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes.

GMO Special Opportunities Fund returned +4.77% (net) for the fiscal period ended February 28, 2019, as compared with +1.40% for the CPI.

The Fund’s exposure to individually selected equities (predominantly, but not exclusively, in the U.S.) was the key driver of performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

108

GMO Special Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Special Opportunities Fund Class VI Shares, the Consumer Price Index and the Bloomberg Barclays

U.S. Treasury Inflation Notes: 1-10 Year

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

109

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidat ed Investment Concentration Summary (a)

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	81.4%
Short-Term Investments	15.8
Other	2.8

100.0%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	76.6%
Netherlands	4.7
Other Developed	0.0 ^‡

81.3%

Industry Group Summary	% of Equity Investments#
Retailing	33.2%
Diversified Financials	24.7
Automobiles & Components	10.5
Commercial & Professional Services	8.1
Media & Entertainment	7.6
Real Estate	5.9
Software & Services	5.9
Consumer Services	4.1
Energy	0.0 ^

100.0%

(a)

GMO Special Opportunities Fund SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities Fund SPC Ltd. have been included with GMO Special Opportunities Fund.

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

110

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 81.4%

	Canada — 0.0%

6,000,000	Jagercor Energy Corp * (a) (b)	45,594

	Netherlands — 4.8%

305,000	InterXion Holding NV *	19,977,500

	United States — 76.6%

710,000	Ally Financial, Inc.	19,233,900

91,500	Berkshire Hathaway, Inc. – Class B *	18,418,950

914,350	Carvana Co. *	41,017,741

173,000	Cimpress NV *	14,272,500

45,000	Credit Acceptance Corp. *	19,793,700

2,500	Elastic NV *	226,400

885,000	Eventbrite, Inc. – Class A *	26,178,300

920,000	General Motors Co.	36,321,600

498,772	Interactive Brokers Group, Inc. – Class A	27,547,178

1,018,900	Redfin Corp. *	20,347,433

255,000	Shake Shack, Inc. – Class A *	14,060,700

579,000	Upwork, Inc. *	13,716,510

441,724	Wayfair, Inc. – Class A *	73,184,832

	Total United States	324,319,744

	TOTAL COMMON STOCKS (COST $238,174,241)	344,342,838

	SHORT-TERM INVESTMENTS — 15.8%

	Money Market Fund — 0.8%

3,430,620	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (c) (d)	3,430,620

	U.S. Government — 15.0%

19,000,000	U.S. Treasury Bill, 2.38%, due 04/25/19 (e)	18,930,914

45,000,000	U.S. Treasury Bill, 2.41%, due 06/06/19 (e)	44,710,212

	Total U.S. Government	63,641,126

	TOTAL SHORT-TERM INVESTMENTS (COST $67,063,282)	67,071,746

	TOTAL INVESTMENTS — 97.2% (Cost $305,237,523)	411,414,584

	Other Assets and Liabilities (net) — 2.8%	11,960,522

	TOTAL NET ASSETS — 100.0%	$423,375,106

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Affiliated company (Note 10).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

See accompanying notes to the financial statements.	111

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Strategic Opportunities Allocation Fund returned -3.45% (net) for the fiscal year ended February 28, 2019, as compared with +1.31% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg Barclays U.S. Aggregate Index).

The Fund’s underweight in equities, compared to the benchmark, added to relative performance. Within equities, the overweighting to emerging markets and the underweighting to the U.S. detracted from relative performance. Stock selection within equities was positive in emerging markets, broadly flat in the U.S. (thanks to strong performance from the Quality allocation) and detrimental for developed ex-U.S. markets. The underweighting to fixed income hindered relative performance as the asset class had a strong year in context. The Fund enjoyed outperformance within fixed income, as Core Plus Bond and asset-backed securities compensated the underperformance of emerging market debt. Our exposure to cash/cash plus had a negligible impact on relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

112

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Strategic Opportunities Allocation Fund Class III Shares, the

GMO Strategic Opportunities Allocation Index, the MSCI World Index and the Bloomberg Barclays

U.S. Aggregate Index

As of February 28, 2019

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2019. All information is unaudited.

*	The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg Barclays U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

113

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2019 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	73.2%
Debt Obligations	20.9
Short-Term Investments	7.0
Mutual Funds	1.7
Preferred Stocks	0.9
Investment Funds	0.5
Swap Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Written/Credit Linked Options	0.0	^
Futures Contracts	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Securities Sold Short	(2.0)
Other	(2.3)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	14.8%
Other Emerging	3.1	†
Euro Region	0.00	^#
Other Developed	(0.0	)^‡

	17.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	21.6%
Japan	7.3
China	7.2
United Kingdom	5.0
Taiwan	4.9
Russia	3.8
Other Emerging	3.7	†
Other Developed	3.2	‡
Germany	3.0
France	2.4
Turkey	2.2
Switzerland	1.9
Sweden	1.8
Australia	1.3
Italy	1.3
Netherlands	1.0
South Africa	1.0
Euro Region	0.00	^#

	72.6%

&

The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

114

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	COMMON STOCKS — 14.5%

	Australia — 0.1%

3,362	Appen Ltd	55,791

1,583	Brickworks Ltd	20,666

5,644	Caltex Australia Ltd	114,446

760	Macquarie Group Ltd	69,391

15,493	New Hope Corp Ltd	46,037

54,799	Nine Entertainment Co Holdings Ltd	66,372

15,300	OZ Minerals Ltd	111,442

28,490	Sandfire Resources NL	147,639

32,785	Scentre Group (REIT)	90,173

10,186	Viva Energy (REIT)	17,486

35,997	Viva Energy Group Ltd *	61,674

7,357	WiseTech Global Ltd	100,471

	Total Australia	901,588

	Austria — 0.0%

600	Oesterreichische Post AG	23,772

	Belgium — 0.0%

4,800	AGFA-Gevaert NV *	18,614

700	Orange Belgium SA	14,181

	Total Belgium	32,795

	Brazil — 0.3%

70,400	Banco do Brasil SA	948,375

68,500	Cia de Saneamento Basico do Estado de Sao Paulo	717,617

181,200	JBS SA	647,875

70,600	Petrobras Distribuidora SA	459,558

	Total Brazil	2,773,425

	Canada — 0.2%

7,100	Bank of Montreal	553,670

2,100	Canadian National Railway Co	180,348

1,900	Canfor Pulp Products Inc	22,899

4,600	Magna International Inc	242,733

800	Methanex Corp	45,029

3,000	Royal Bank of Canada	234,469

1,000	Russel Metals Inc	18,238

3,800	Toronto-Dominion Bank (The)	217,902

800	Westshore Terminals Investment Corp	13,192

	Total Canada	1,528,480

	China — 0.6%

132,000	Agile Group Holdings Ltd	164,949

2,411,000	Agricultural Bank of China Ltd – Class H	1,154,997

282,500	BAIC Motor Corp Ltd – Class H	179,567

109,000	Bank of Communications Co Ltd – Class H	91,520

252,000	China Communications Services Corp Ltd – Class H	253,517

Shares	Description	Value ($)

	China — continued

28,000	China Lilang Ltd	26,841

1,396,000	China Petroleum & Chemical Corp – Class H	1,203,375

79,000	China Railway Construction Corp Ltd – Class H	113,865

128,000	China Resources Pharmaceutical Group Ltd	171,465

73,000	China SCE Group Holdings Ltd	28,738

34,000	China Shineway Pharmaceutical Group Ltd	35,595

4,800	China Taiping Insurance Holdings Co Ltd	14,862

152,000	China Telecom Corp Ltd – Class H	82,270

120,000	Chongqing Rural Commercial Bank Co Ltd – Class H	75,077

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	116,251

225,600	Guangzhou R&F Properties Co Ltd – Class H	421,816

2,000	Hua Hong Semiconductor Ltd	4,673

44,000	IGG Inc	62,576

7,000	JNBY Design Ltd	13,828

2,500	Kingboard Holdings Ltd	8,767

5,100	Momo Inc Sponsored ADR *	169,167

116,000	Postal Savings Bank of China Co Ltd – Class H	69,440

24,000	Powerlong Real Estate Holdings Ltd	11,200

17,000	Red Star Macalline Group Corp Ltd – Class H	16,903

59,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	134,384

128,000	Shimao Property Holdings Ltd	302,300

22,000	SSY Group Ltd	19,508

126,000	Tianneng Power International Ltd	123,474

27,000	Xtep International Holdings Ltd	17,713

86,617	Yuzhou Properties Co Ltd	42,282

	Total China	5,130,920

	Denmark — 0.1%

40	ALK-Abello A/S *	6,265

848	Netcompany Group A/S *	30,946

12,600	Novo Nordisk A/S Sponsored ADR	616,770

3,335	Novo Nordisk A/S – Class B	163,500

928	Royal Unibrew A/S	68,611

	Total Denmark	886,092

	France — 0.2%

1,868	Coface SA	16,803

638	Ipsen SA	88,212

4,546	L’Oreal SA	1,146,545

2,657	Metropole Television SA	48,662

1,200	Sanofi	100,067

2,000	Sanofi ADR (a)	83,200

19,000	STMicroelectronics NV	310,530

17,200	STMicroelectronics NV – NY Shares	281,392

	Total France	2,075,411

See accompanying notes to the financial statements.	115

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Germany — 0.1%

2,770	Allianz SE (Registered)	616,594

1,100	BASF SE	83,729

1,500	Covestro AG	85,406

1,600	RHOEN-KLINIKUM AG	43,547

900	Software AG	32,875

1,100	Volkswagen AG	194,528

	Total Germany	1,056,679

	Hong Kong — 0.0%

18,500	Dah Sing Banking Group Ltd	35,503

3,600	Dah Sing Financial Holdings Ltd	19,779

4,400	Hysan Development Co Ltd	23,235

7,200	Luk Fook Holdings International Ltd	24,172

12,700	Pacific Textiles Holdings Ltd	11,875

111,400	SJM Holdings Ltd	125,474

	Total Hong Kong	240,038

	India — 0.0%

10,272	Aurobindo Pharma Ltd	102,689

2,600	Dr Reddy’s Laboratories Ltd ADR	97,968

21,126	REC Ltd	40,661

	Total India	241,318

	Indonesia — 0.0%

47,500	Matahari Department Store Tbk PT	19,347

	Ireland — 0.0%

300	ICON Plc * (b)	41,994

	Italy — 0.2%

16,043	EXOR NV	986,973

33,600	Fiat Chrysler Automobiles NV * (a) (b)	494,928

1,270	Hera SPA	4,228

52,144	Iren SPA	129,600

9,313	Saras SPA	18,436

1,089	Societa Iniziative Autostradali e Servizi SPA	18,220

	Total Italy	1,652,385

	Japan — 0.9%

748	Alps Alpine Co Ltd	14,744

1,400	Amada Holdings Co Ltd	14,739

54,800	Asahi Kasei Corp	599,189

90,500	Astellas Pharma Inc	1,403,167

1,200	Bandai Namco Holdings Inc	51,103

14,400	Brother Industries Ltd	263,713

700	Central Japan Railway Co	157,082

4,600	Dai Nippon Printing Co Ltd	106,641

1,200	Daiwabo Holdings Co Ltd	67,983

400	Denka Co Ltd	12,093

Shares	Description	Value ($)

	Japan — continued

2,400	Fancl Corp	54,792

3,800	Fuji Electric Co Ltd	119,987

9,100	Fuji Media Holdings Inc	133,191

400	Fuji Soft Inc	16,673

2,700	Fujitsu Ltd	182,219

500	Fukuyama Transporting Co Ltd	20,765

6,300	Hakuhodo DY Holdings Inc	96,834

1,200	Haseko Corp	15,037

20,060	Hitachi Ltd	603,011

1,600	House Foods Group Inc	64,304

800	Infocom Corp	14,477

5,700	K’s Holdings Corp	52,534

200	Kaken Pharmaceutical Co Ltd	9,663

5,500	Konica Minolta Inc	53,489

1,000	Kose Corp	162,331

400	Makino Milling Machine Co Ltd	16,158

37,900	Marubeni Corp (b)	270,774

83,900	Mitsubishi Chemical Holdings Corp	620,456

2,300	Mitsubishi Gas Chemical Co Inc	35,217

3,600	Mitsui Chemicals Inc	87,846

700	NET One Systems Co Ltd	16,395

1,350	Nichias Corp	26,723

600	Nihon Unisys Ltd	15,667

18,800	Nippon Telegraph & Telephone Corp (b)	812,586

1,200	Nippon Television Holdings Inc	18,854

1,000	NOF Corp	34,569

1,900	Nomura Research Institute Ltd	77,500

10,400	NTT Data Corp	113,904

480	Prima Meat Packers Ltd	8,693

2,100	Recruit Holdings Co Ltd	58,874

4,000	Rohto Pharmaceutical Co Ltd	105,339

7,900	Sekisui Chemical Co Ltd	124,285

1,300	Showa Corp	18,141

600	Showa Denko KK (b)	22,453

5,500	SKY Perfect JSAT Holdings Inc	24,639

106,000	Sojitz Corp	390,831

80,900	Sumitomo Chemical Co Ltd	402,254

1,300	Sumitomo Dainippon Pharma Co Ltd	32,132

900	Sushiro Global Holdings Ltd	56,718

1,900	T-Gaia Corp	34,578

300	Taisho Pharmaceutical Holdings Co Ltd	30,476

9,200	Toyota Tsusho Corp	293,109

2,600	TS Tech Co Ltd	75,944

200	Valor Holdings Co Ltd	5,077

3,600	Zeon Corp	36,684

	Total Japan	8,156,637

	Luxembourg — 0.0%

900	Orion Engineered Carbons SA	25,083

116	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Malta — 0.0%

125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.0%

5,300	El Puerto de Liverpool SAB de CV – Class C1	33,254

23,200	Gentera SAB de CV	19,216

1,900	Megacable Holdings SAB de CV CPO	8,691

	Total Mexico	61,161

	Netherlands — 0.0%

707	Heineken Holding NV	68,318

4,620	Wolters Kluwer NV	304,441

	Total Netherlands	372,759

	Norway — 0.1%

1,063	Aker ASA – A Shares	80,368

9,484	Austevoll Seafood ASA	114,856

743	Bakkafrost P/F	38,041

14,602	DNB ASA	279,686

10,961	Elkem ASA *	37,721

3,306	Equinor ASA	74,358

8,863	Leroy Seafood Group ASA	66,812

1,642	SpareBank 1 SR-Bank ASA	18,316

653	Storebrand ASA	5,190

	Total Norway	715,348

	Philippines — 0.0%

350	Globe Telecom Inc	12,841

	Poland — 0.0%

1,246	Cyfrowy Polsat SA *	8,399

	Portugal — 0.0%

3,493	Altri SGPS SA	28,491

	Russia — 0.0%

34,359	Gazprom PJSC Sponsored ADR	162,924

	South Africa — 0.1%

49,002	Absa Group Ltd	627,001

1,256	Anglo American Platinum Ltd	68,452

2,328	BID Corp Ltd	48,723

5,509	Bidvest Group Ltd (The)	81,228

6,800	Liberty Holdings Ltd	49,686

1,551	Mondi Ltd	36,435

3,145	Motus Holdings Ltd *	20,335

9,418	Mr Price Group Ltd	144,087

9,352	Pepkor Holdings Ltd	13,214

5,690	Reunert Ltd	28,226

31,591	Telkom SA SOC Ltd	156,497

	Total South Africa	1,273,884

Shares	Description	Value ($)

	South Korea — 0.2%

1,962	LG Corp	130,784

6,977	LG Electronics Inc	437,047

6,297	LG Uplus Corp	83,863

437	LOTTE Himart Co Ltd	19,016

893	Samsung SDS Co Ltd	182,691

158	SK Holdings Co Ltd	38,282

4,784	SK Hynix Inc	297,227

28,400	SK Telecom Co Ltd Sponsored ADR	727,040

	Total South Korea	1,915,950

	Spain — 0.0%

2,313	Almirall SA	40,459

8,842	Endesa SA	222,731

12,964	International Consolidated Airlines Group SA	102,444

	Total Spain	365,634

	Sweden — 0.3%

2,519	Betsson AB *	20,234

1,329	Fastighets AB Balder – B Shares *	39,061

5,334	Granges AB	55,787

6,169	Hexpol AB	55,013

1,000	Kindred Group Plc SDR	10,480

220	L E Lundbergforetagen AB – B Shares	6,781

3,615	Peab AB	31,534

2,597	Resurs Holding AB	16,848

22,366	Sandvik AB	366,604

133,539	Svenska Cellulosa AB SCA – Class B	1,230,434

7,545	Swedish Match AB	353,612

39,341	Volvo AB – B Shares (b)	578,616

800	Wihlborgs Fastigheter AB	10,612

	Total Sweden	2,775,616

	Switzerland — 0.1%

516	BKW AG	34,798

100	Bucher Industries AG (Registered)	30,936

2,200	GAM Holding AG *	8,718

100	Georg Fischer AG (Registered)	88,522

210	Huber + Suhner AG (Registered)	16,192

782	Roche Holding AG	215,923

161	Vontobel Holding AG (Registered)	9,021

	Total Switzerland	404,110

	Taiwan — 0.2%

18,000	Feng TAY Enterprise Co Ltd	112,393

42,000	Gigabyte Technology Co Ltd	64,966

270,000	Inventec Corp	207,893

94,000	Novatek Microelectronics Corp	517,261

295,000	Pou Chen Corp	370,475

28,200	Ruentex Industries Ltd	74,366

See accompanying notes to the financial statements.	117

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	Taiwan — continued

21,000	Synnex Technology International Corp	25,487

59,000	Walsin Lihwa Corp	34,665

109,000	Yuanta Financial Holding Co Ltd	61,610

	Total Taiwan	1,469,116

	Thailand — 0.0%

7,700	Home Product Center Pcl NVDR	3,663

	Turkey — 0.0%

40,883	KOC Holding AS	142,539

12,484	TAV Havalimanlari Holding AS	64,988

4,003	Tofas Turk Otomobil Fabrikasi AS	15,864

	Total Turkey	223,391

	United Kingdom — 0.5%

34,305	3i Group Plc	430,797

455	AVEVA Group Plc	18,141

1,264	Bellway Plc	50,782

3,346	Berkeley Group Holdings Plc (The)	175,255

11,739	British American Tobacco Plc	430,388

1,875	Britvic Plc	22,830

5,058	Coca-Cola HBC AG *	170,122

4,656	Computacenter Plc	68,584

9,245	Electrocomponents Plc	67,871

27,481	Ferrexpo Plc	94,374

35,096	Firstgroup Plc *	41,577

3,258	Galliford Try Plc	31,924

40,561	GlaxoSmithKline Plc	808,410

4,271	Greene King Plc	37,401

34,940	IG Group Holdings Plc	261,352

8,176	Inchcape Plc	61,297

15,323	JD Sports Fashion Plc	94,748

3,195	National Express Group Plc	17,960

40,226	Persimmon Plc	1,299,266

11,939	Plus500 Ltd	124,271

34,071	QinetiQ Group Plc	138,643

4,397	Softcat Plc	44,327

1,033	Spectris Plc	36,094

5,500	Tate & Lyle Plc	50,628

4,690	Vesuvius Plc	37,747

	Total United Kingdom	4,614,789

	United States — 10.3%

48,800	ACCO Brands Corp. (b)	453,840

6,200	Acushnet Holdings Corp. (a)	154,442

6,500	Adobe, Inc. * (b)	1,706,250

6,500	ADTRAN, Inc.	97,630

6,800	Aflac, Inc. (b)	334,152

11,300	AG Mortgage Investment Trust, Inc. (REIT)	200,914

4,700	Agilent Technologies, Inc.	373,368

Shares	Description	Value ($)

	United States — continued

6,600	AgroFresh Solutions, Inc. * (a)	28,446

300	Allied Motion Technologies, Inc.	12,495

800	Alpha & Omega Semiconductor Ltd. *	8,608

400	Alphabet, Inc. – Class C * (b)	447,968

300	Amazon.com, Inc. *	491,949

1,600	America’s Car-Mart, Inc. *	130,560

2,900	American Express Co. (a)	312,446

100	American National Bankshares, Inc.	3,580

200	American National Insurance Co.	29,438

500	American Public Education, Inc. *	16,155

8,500	Ameriprise Financial, Inc.	1,118,855

300	Amgen, Inc.	57,024

200	Applied Industrial Technologies, Inc.	11,628

64,900	Arbor Realty Trust, Inc. (REIT)	839,806

1,800	Archrock, Inc.	17,568

8,300	Ares Commercial Real Estate Corp. (REIT)	126,658

3,800	Arrow Electronics, Inc. * (a)	302,860

5,200	Avery Dennison Corp. (a)	561,808

4,000	Avid Technology, Inc. * (a)	19,000

5,716	AVX Corp.	104,031

2,600	BancFirst Corp.	146,588

3,700	BankFinancial Corp.	57,868

5,500	Banner Corp.	341,715

2,800	Bassett Furniture Industries, Inc.	55,300

15,100	Baxter International, Inc. (a)	1,128,423

400	BCB Bancorp, Inc.	5,248

900	Bel Fuse, Inc. – Class B	22,005

11,900	Bloomin’ Brands, Inc.	246,092

1,300	Blue Hills Bancorp, Inc. (a)	32,344

1,500	BorgWarner, Inc. (a)	60,915

16,400	Brady Corp. – Class A (a)	775,884

1,600	Braemar Hotels & Resorts, Inc. (REIT)	20,832

22,900	Briggs & Stratton Corp.	300,219

7,600	Bristol-Myers Squibb Co. (a)	392,616

5,000	Brixmor Property Group, Inc. (REIT) (a)	87,300

7,800	Brookfield Property REIT, Inc. – Class A (a)	153,036

3,000	Bruker Corp.	114,630

1,500	Brunswick Corp.	79,110

4,000	Cabot Corp.	187,520

6,300	Cadence Design Systems, Inc. *	360,675

2,000	Calix, Inc. *	16,400

6,300	Camden National Corp.	282,555

16,800	Carrols Restaurant Group, Inc. *	179,592

4,800	Caterpillar, Inc.	659,232

10,100	CBRE Group, Inc. – Class A * (b)	502,576

13,400	CBS Corp. – Class B NVDR	672,814

3,600	Cedar Realty Trust, Inc. (REIT)	12,528

8,300	Central Garden & Pet Co. *	259,624

14,500	Central Garden & Pet Co. – Class A *	403,825

1,300	Century Bancorp, Inc. – Class A	100,555

118	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

27,300	Ciena Corp. *	1,164,618

6,700	Cisco Systems, Inc. (a)	346,859

1,000	Citi Trends, Inc.	21,640

4,900	Citizens Financial Group, Inc.	181,006

1,900	Civista Bancshares, Inc.	40,527

3,000	Clarus Corp.	36,540

1,200	CNB Financial Corp.	33,360

60,500	CNO Financial Group, Inc. (a)	1,030,315

5,700	Columbia Sportswear Co.	586,815

2,200	Comcast Corp. – Class A	85,074

4,279	Comtech Telecommunications Corp.	113,394

400	Consolidated Water Co. Ltd.	5,284

4,400	Cooper-Standard Holding, Inc. *	264,484

3,700	Core-Mark Holding Co., Inc.	116,587

50,800	CoreCivic, Inc. (REIT) (b)	1,075,944

100	CRA International, Inc.	4,996

4,300	CSG Systems International, Inc. (a)	178,665

5,400	Cummins, Inc.	832,086

5,900	Curo Group Holdings Corp. * (a)	65,018

1,600	Daktronics, Inc.	12,992

40,500	Dana, Inc. (a)	799,875

14,000	Danaher Corp.	1,778,280

300	Deluxe Corp. (a)	13,959

41,500	Denbury Resources, Inc. *	79,680

1,000	Digi International, Inc. *	13,200

11,500	Diodes, Inc. *	463,795

700	Donegal Group, Inc. – Class A	9,429

7,800	DSW, Inc. – Class A	230,958

1,700	Ducommun, Inc. *	72,131

51,800	Dynex Capital, Inc. (REIT)	315,980

1,900	Eastman Chemical Co.	157,111

14,900	Eli Lilly & Co. (a) (b)	1,881,721

1,700	Employers Holdings, Inc.	70,822

7,100	Endo International Plc *	78,029

6,400	Ennis, Inc.	135,680

19,616	Enova International, Inc. *	500,600

900	Escalade, Inc.	10,980

1,200	ESSA Bancorp, Inc.	19,188

300	Essent Group Ltd. *	12,942

10,600	Estee Lauder Cos, Inc. (The) – Class A (b)	1,663,564

2,400	Ethan Allen Interiors, Inc.	48,192

3,800	EVERTEC Inc	108,756

1,800	Evolution Petroleum Corp.	12,726

3,000	Exantas Capital Corp. (REIT)	32,550

9,900	Exelon Corp.	481,041

700	Exterran Corp. * (b)	11,949

503	Farmers National Banc Corp.	7,404

300	Federal Agricultural Mortgage Corp. – Class C (a)	24,561

4,900	Federal Signal Corp.	120,442

12,300	Federated Investors, Inc. – Class B	365,925

Shares	Description	Value ($)

	United States — continued

4,400	FedNat Holding Co.	80,300

300	Fidelity National Financial, Inc.	10,527

100	Financial Institutions, Inc.	3,014

5,300	First American Financial Corp. (a)	269,187

2,600	First Community Bankshares, Inc.	93,210

3,200	First Defiance Financial Corp.	99,008

900	First Financial Corp.	39,942

300	First Financial Northwest, Inc.	4,866

18,500	Flagstar Bancorp, Inc.	604,210

200	Flexsteel Industries, Inc.	4,978

300	FONAR Corp. *	6,495

6,000	FTI Consulting, Inc. *	444,960

57,560	Fulton Financial Corp. (a)	988,881

1,700	FutureFuel Corp.	31,348

43,800	Gannett Co., Inc. (a)	514,212

2,400	Garmin Ltd. (a)	201,528

2,280	Garrett Motion, Inc. * (a)	38,167

36,100	GEO Group, Inc. (The) (REIT) (a)	820,192

3,100	Gilead Sciences, Inc.	201,562

5,434	Global Brass & Copper Holdings, Inc.	183,398

200	Gorman-Rupp Co. (The)	6,762

500	Graham Holdings Co. – Class B	341,855

500	Great Southern Bancorp, Inc.	28,315

700	Greif, Inc. – Class A	28,140

6,800	Griffon Corp.	121,312

400	Group 1 Automotive, Inc. (a)	24,872

2,000	Guess?, Inc.	44,780

1,000	H&R Block, Inc. (a)	24,150

606	Hallmark Financial Services, Inc. *	6,333

2,700	Harmonic, Inc. *	14,904

10,100	Haverty Furniture Cos, Inc.	246,036

1,200	HCA Healthcare, Inc.	166,848

2,200	Heidrick & Struggles International, Inc.	94,842

10,200	Helen of Troy Ltd. *	1,143,522

22,500	Herman Miller, Inc.	825,300

38,659	Hersha Hospitality Trust (REIT)	728,722

29,600	Hewlett Packard Enterprise Co.	484,848

3,700	HMS Holdings Corp. * (a)	127,502

9,600	Honeywell International, Inc. (b)	1,479,072

63,600	HP, Inc.	1,254,828

39,200	Huntsman Corp. (a) (b)	971,768

3,600	Hyster-Yale Materials Handling, Inc.	243,576

1,700	IAC/InterActiveCorp * (b)	362,185

5,600	ICF International, Inc.	422,912

7,500	IDACORP, Inc.	738,075

400	Illumina, Inc. *	125,108

200	Independence Holding Co.	7,638

2,415	Independent Bank Corp.	56,149

1,900	Information Services Group, Inc. *	8,189

8,100	InfraREIT, Inc.	172,935

See accompanying notes to the financial statements.	119

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

600	Ingles Markets, Inc. – Class A	18,672

1,300	Innospec, Inc.	106,418

13,000	Insight Enterprises, Inc. *	725,660

15,400	Intel Corp.	815,584

6,400	Inter Parfums, Inc.	472,128

4,800	International Bancshares Corp.	195,936

18,300	Interpublic Group of Cos., Inc. (The) (a)	421,449

300	INTL. FCStone, Inc. *	13,050

7,600	iStar, Inc. (REIT)	66,500

1,700	ITT, Inc. (a)	98,192

2,400	Johnson Outdoors, Inc. – Class A	157,536

6,900	Johnson & Johnson	942,816

14,424	K12, Inc. *	462,145

1,600	Kimball Electronics, Inc. *	24,800

1,000	Kimball International, Inc. – Class B	15,690

2,100	Kimco Realty Corp. (REIT) (a)	36,939

1,800	KLA-Tencor Corp. (a)	207,882

4,000	Knoll, Inc.	84,640

22,600	Kohl’s Corp. (a)	1,526,178

5,800	Kulicke & Soffa Industries, Inc.	135,256

2,800	La-Z-Boy, Inc.	96,348

700	Lantheus Holdings, Inc. *	15,995

1,100	LCNB Corp.	18,700

1,600	Leaf Group Ltd. *	13,008

1,600	Legg Mason, Inc.	46,800

4,500	Liberty TripAdvisor Holdings, Inc. – Class A *	67,905

900	Lockheed Martin Corp. (a)	278,469

1,100	LyondellBasell Industries NV – Class A	94,072

1,178	Macatawa Bank Corp.	12,852

1,500	Macy’s, Inc. (a)	37,185

5,700	Mallinckrodt Plc *	142,272

3,400	Marcus Corp. (The)	144,126

200	Marlin Business Services Corp.	4,708

7,300	Mastercard, Inc. – Class A	1,640,821

6,900	Materion Corp.	398,682

3,700	Matrix Service Co. *	77,293

700	Matson, Inc.	25,277

23,600	Merck & Co., Inc. (b)	1,918,444

2,500	Meritor, Inc. * (a)	55,700

12,500	Modine Manufacturing Co. *	187,875

400	Monarch Casino & Resort, Inc. *	17,540

1,000	Monotype Imaging Holdings, Inc.	19,600

12,733	Moog, Inc. – Class A	1,196,393

11,900	Movado Group, Inc.	416,857

3,700	Murphy Oil Corp. (a)	106,930

1,400	MutualFirst Financial, Inc.	44,016

1,100	National CineMedia, Inc.	8,514

7,600	National General Holdings Corp.	196,156

3,400	Natural Grocers by Vitamin Cottage, Inc. *	48,280

8,100	Nautilus, Inc. *	52,893

Shares	Description	Value ($)

	United States — continued

11,600	NetApp, Inc. (a)	756,320

2,600	Netflix, Inc. * (a)	931,060

900	Northrim BanCorp, Inc.	33,759

22,700	Northwest Bancshares, Inc.	422,220

9,500	NRG Energy, Inc.	395,960

64,600	Office Depot, Inc.	224,162

600	OFG Bancorp	12,414

44,300	Old National Bancorp (a)	787,654

2,800	Old Republic International Corp. (b)	58,408

400	Olympic Steel, Inc.	7,768

2,600	On Deck Capital, Inc. *	15,964

2,700	ON Semiconductor Corp. *	57,996

200	One Liberty Properties, Inc. (REIT)	5,764

100	Oppenheimer Holdings, Inc. – Class A	2,822

15,100	Oracle Corp. (a)	787,163

207	Orrstown Financial Services, Inc.	4,227

3,600	Outfront Media, Inc. (REIT)	80,784

4,100	PC Connection, Inc.	164,984

39,000	PDL BioPharma, Inc. * (a)	141,570

18,600	PennyMac Financial Services, Inc. (a)	433,752

2,600	PennyMac Mortgage Investment Trust (REIT)	52,988

14,000	PepsiCo, Inc. (b)	1,618,960

27,900	Pfizer, Inc. (b)	1,209,465

6,200	Phillips 66 (a)	597,432

59,600	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	1,220,012

8,100	PNM Resources, Inc.	353,808

25,900	Popular, Inc.	1,460,242

6,400	Portland General Electric Co.	320,896

1,800	Premier Financial Bancorp, Inc.	29,826

10,500	Procter & Gamble Co. (The) (a)	1,034,775

11,800	Progressive Corp. (The)	860,220

2,200	Protective Insurance Corp. – Class B	46,442

8,800	PVH Corp. (b)	1,010,592

12,200	Qurate Retail, Inc. * (a)	219,722

2,200	Radiant Logistics, Inc. *	14,058

700	Raymond James Financial, Inc. (a)	57,806

800	Regional Management Corp. *	21,752

8,300	Regions Financial Corp. (a)	136,120

1,100	Reliance Steel & Aluminum Co.	98,175

1,539	Republic Bancorp, Inc. – Class A	69,624

4,600	Resolute Forest Products, Inc.	37,536

8,900	Retail Properties of America, Inc. – Class A (REIT)	110,894

4,900	Ribbon Communications, Inc. *	25,235

616	Riverview Bancorp, Inc.	4,768

800	Rocky Brands, Inc.	23,960

2,600	RR Donnelley & Sons Co.	13,988

1,000	RTI Surgical, Inc. * (a)	4,980

5,449	Rudolph Technologies, Inc. *	123,038

120	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United States — continued

5,900	Sabre Corp.	132,337

9,800	Sanmina Corp. *	313,012

1,500	Scholastic Corp.	63,465

2,316	Seneca Foods Corp. – Class A *	68,368

1,200	Shiloh Industries, Inc. *	7,476

5,019	Shoe Carnival, Inc.	191,425

1,900	SI Financial Group, Inc.	28,025

4,500	Sierra Bancorp	121,275

4,200	SkyWest, Inc. (a)	226,968

2,300	Smart & Final Stores, Inc. * (a)	14,260

2,500	Sonic Automotive, Inc. – Class A (a)	37,575

4,600	Southwest Gas Holdings, Inc. *	376,924

100	Speedway Motorsports, Inc.	1,766

18,700	Spok Holdings, Inc.	258,247

600	SPX Corp. *	21,816

15,783	Steelcase Inc – Class A	276,360

2,200	Stepan Co.	207,020

8,700	Stoneridge, Inc. * (b)	257,259

77,900	Sunstone Hotel Investors, Inc. (REIT) (a)	1,172,395

2,700	Sykes Enterprises, Inc. *	79,893

3,700	Synopsys, Inc. *	376,216

8,600	T-Mobile US, Inc. * (a)	621,006

4,900	TE Connectivity Ltd. (b)	402,241

8,300	Tech Data Corp. *	848,426

45,200	TEGNA, Inc.	595,284

600	Teledyne Technologies, Inc. * (a)	141,624

2,300	Telenav, Inc. *	13,754

38,100	Telephone & Data Systems, Inc.	1,221,105

2,100	Territorial Bancorp, Inc.	59,010

33,200	Timken Co. (The) (a)	1,440,548

14,500	Tower International, Inc.	371,925

2,500	Tredegar Corp.	43,550

5,900	Tribune Publishing Co. *	71,154

5,000	TriCo Bancshares	201,100

12,700	Trinseo SA	637,413

4,300	Triple-S Management Corp. – Class B *	109,392

7,700	Trustmark Corp. (a)	273,196

4,200	Twenty-First Century Fox, Inc. – Class A	211,806

9,700	Unisys Corp. *	131,047

5,000	United Community Financial Corp.	50,100

700	United Security Bancshares	7,560

7,200	United States Cellular Corp. * (a)	336,168

9,200	Universal Corp. (a)	545,928

1,100	Universal Forest Products, Inc.	34,067

4,400	Urban Outfitters, Inc. *	135,740

2,200	Valhi, Inc.	8,910

3,900	Vectrus, Inc. *	105,144

9,400	Vera Bradley, Inc. *	89,770

1,800	Veritiv Corp. *	52,002

3,300	Verizon Communications, Inc. (a)	187,836

Shares / Par Value†	Description	Value ($)

	United States — continued

69,700	Vishay Intertechnology, Inc. (a)	1,527,824

4,026	Vishay Precision Group, Inc. *	140,346

71,400	W&T Offshore, Inc. *	371,994

3,300	Waterstone Financial, Inc.	55,572

1,600	Watts Water Technologies, Inc. – Class A	128,864

300	Weis Markets, Inc.	15,093

100	Weyco Group, Inc.	3,032

5,200	World Fuel Services Corp.	143,988

54,200	Xenia Hotels & Resorts, Inc. (REIT) (b)	1,058,526

3,000	Xilinx, Inc.	375,900

20,100	Zumiez, Inc. *	496,470

	Total United States	93,788,381

	TOTAL COMMON STOCKS (COST $132,858,308)	132,982,421

	PREFERRED STOCKS (d) — 0.1%

	Germany — 0.1%

278	Draegerwerk AG & Co KGaA	15,622

4,264	Henkel AG & Co KGaA	426,101

195	Sixt SE	13,031

	Total Germany	454,754

	TOTAL PREFERRED STOCKS (COST $568,924)	454,754

	DEBT OBLIGATIONS — 8.1%

	United States — 8.1%

	U.S. Government — 8.1%

12,082,073	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	12,063,902

4,626,280	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	4,515,412

9,040,140	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	8,997,058

13,740,646	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	13,353,653

2,308,028	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (e)	2,244,693

2,435,544	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	2,378,557

14,764,121	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b) (e)	15,977,836

12,707,009	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	14,759,985

	Total U.S. Government	74,291,096

	Total United States	74,291,096

	TOTAL DEBT OBLIGATIONS (COST $74,530,729)	74,291,096

See accompanying notes to the financial statements.	121

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Par Value† / Shares	Description	Value ($)

	MUTUAL FUNDS — 80.1%

	United States — 80.1%

	Affiliated Issuers — 80.1%

4,313,947	GMO Core Plus Bond Fund, Class IV	90,334,045

1,172,890	GMO Emerging Country Debt Fund, Class IV	31,398,277

6,446,953	GMO Emerging Markets Fund, Class VI	206,302,480

11,240,653	GMO International Equity Fund, Class IV	228,072,858

909,203	GMO Opportunistic Income Fund, Class VI	23,830,200

3,600,450	GMO Quality Fund, Class VI	80,218,024

3,724,012	GMO U.S. Equity Fund, Class VI	48,300,438

4,842,910	GMO U.S. Treasury Fund	24,214,549

	TOTAL MUTUAL FUNDS (COST $721,620,214)	732,670,871

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Fund — 0.4%

3,656,519	State Street Institutional Treasury Money Market Fund – Premier Class, 2.33% (f)	3,656,519

	TOTAL SHORT-TERM INVESTMENTS (COST $3,656,519)	3,656,519

	TOTAL INVESTMENTS — 103.2% (Cost $933,234,694)	944,055,661

	SECURITIES SOLD SHORT — (2.0)%

	Common Stocks — (2.0)%

	Brazil — (0.1)%

(18,600)	Pagseguro Digital Ltd. – Class A *	(523,218)

(1,000)	StoneCo Ltd. – Class A *	(30,410)

	Total Brazil	(553,628)

	Canada — (0.1)%

(11,800)	Agnico Eagle Mines Ltd	(501,028)

(10,700)	AltaGas Ltd	(143,756)

(31,600)	Yamana Gold Inc	(81,528)

	Total Canada	(726,312)

	France — (0.0)%

(1,819)	DBV Technologies SA *	(28,745)

(397)	Iliad SA	(41,254)

(524)	Wendel SA	(66,059)

	Total France	(136,058)

	Germany — (0.1)%

(82,789)	Deutsche Bank AG (Registered)	(767,325)

(784)	GEA Group AG	(18,754)

	Total Germany	(786,079)

Shares	Description	Value ($)

	Israel — (0.0)%

(1,200)	Tower Semiconductor Ltd *	(21,516)

	Italy — (0.0)%

(2,177)	Cerved Group SPA	(20,064)

(22,754)	Saipem SPA *	(118,067)

	Total Italy	(138,131)

	Japan — (0.1)%

(113)	AEON REIT Investment Corp	(130,618)

(500)	CyberAgent Inc	(15,559)

(16)	Daiwa House REIT Investment Corp	(35,670)

(200)	FANUC Corp	(33,134)

(32)	Invincible Investment Corp (REIT)	(14,557)

(4,900)	Japan Lifeline Co Ltd	(80,657)

(1,800)	JGC Corp	(26,200)

(300)	JINS Inc	(14,810)

(3,600)	Kansai Paint Co Ltd	(66,362)

(16,900)	Mitsui OSK Lines Ltd	(397,871)

(2,400)	Nippon Paint Holdings Co Ltd	(92,533)

(40,800)	Orient Corp	(44,794)

(1,200)	Round One Corp	(15,627)

(1,300)	Sysmex Corp	(78,614)

(600)	Universal Entertainment Corp	(19,033)

(18,300)	Yahoo Japan Corp	(49,037)

(1,300)	Yoshinoya Holdings Co Ltd	(21,112)

	Total Japan	(1,136,188)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(30,482)

	Peru — (0.0)%

(3,900)	Southern Copper Corp.	(138,879)

	Portugal — (0.0)%

(24,736)	CTT-Correios de Portugal SA	(77,984)

	Spain — (0.0)%

(78,513)	Bankia SA	(239,510)

(807)	Bolsas y Mercados Espanoles SHMSF SA	(23,017)

(1,375)	Masmovil Ibercom SA *	(28,637)

	Total Spain	(291,164)

	Switzerland — (0.1)%

(16,125)	LafargeHolcim Ltd (Registered) *	(796,855)

	United Kingdom — (0.1)%

(2,252)	Dechra Pharmaceuticals Plc	(73,748)

(11,257)	Hochschild Mining Plc	(29,563)

(148,909)	Melrose Industries Plc	(343,332)

(2,784)	Ocado Group Plc *	(38,185)

(970)	Rhi Magnesita NV	(57,100)

(6,944)	RSA Insurance Group Plc	(47,019)

122	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2019

Shares	Description	Value ($)

	United Kingdom — continued

(19,691)	TP ICAP Plc	(82,897)

	Total United Kingdom	(671,844)

	United States — (1.4)%

(11,200)	Acacia Communications, Inc. *	(597,520)

(2,300)	Aerie Pharmaceuticals, Inc. *	(107,341)

(2,300)	Axalta Coating Systems Ltd. *	(61,479)

(1,500)	BioMarin Pharmaceutical, Inc. *	(139,890)

(300)	Charter Communications, Inc. – Class A *	(103,473)

(400)	Chipotle Mexican Grill, Inc. *	(243,012)

(26,600)	Clovis Oncology, Inc. *	(805,448)

(100)	CME Group, Inc.	(18,191)

(300)	Constellation Brands, Inc. – Class A	(50,748)

(2,800)	Copart, Inc. *	(164,276)

(69,900)	Coty Inc-Class A *	(768,900)

(600)	Digital Realty Trust, Inc.	(67,872)

(6,100)	Dollar Tree, Inc. *	(587,613)

(20,200)	Incyte Corp. *	(1,741,846)

(23,600)	Knight-Swift Transportation Holdings, Inc.	(793,668)

(100)	MercadoLibre, Inc. *	(45,879)

Shares	Description	Value ($)

	United States — continued

(14,700)	Nektar Therapeutics *	(595,938)

(300)	RenaissanceRe Holdings Ltd.	(44,115)

(30,000)	Roku, Inc. *	(1,988,700)

(7,700)	Shake Shack, Inc. – Class A *	(424,578)

(118,068)	Sirius XM Holdings, Inc.	(700,143)

(17,500)	Square, Inc. – Class A *	(1,421,700)

(2,800)	Tesla, Inc. *	(895,664)

(800)	Worldpay, Inc. – Class A *	(76,641)

(4,200)	Wynn Resorts Ltd.	(531,468)

	Total United States	(12,976,103)

	TOTAL COMMON STOCKS (PROCEEDS $17,482,355)	(18,481,223)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,482,355)	(18,481,223)

	Other Assets and Liabilities (net) — (1.2%)	(10,426,143)

	TOTAL NET ASSETS — 100.0%	$915,148,295

A summary of outstanding financial instruments at February 28, 2019 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	133,805	05/18/2020	Monthly	—	(177)	(177)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.38%	MORD	USD	36,825	05/18/2020	Monthly	—	435	435
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	59,486	05/18/2020	Monthly	—	1,284	1,284
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,383,038	05/18/2020	Monthly	—	13,723	13,723
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,480,095	05/18/2020	Monthly	—	(55,888)	(55,888)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	695,813	05/18/2020	Monthly	—	(24,465)	(24,465)

							$—	$(65,088)	$(65,088)

As of February 28, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	123

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2019

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(f)	The rate disclosed is the 7 day net yield as of February 28, 2019.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 125.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 28, 2019

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares),

representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security

Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States

Dollars.

The rates shown on variable rate notes are the current interest rates at February 28, 2019, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital     Services LLC

MSCI - Morgan Stanley & Co.

    International PLC

SSB - State Street Bank and Trust

    Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.	125

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$19,030,041	$11,304,572,870	$1,076,913,252	$1,909,600,411

Investments in unaffiliated issuers, at value (Note 2)(b)	90,854,705	6,056,829	2,167,210,472	296,185

Foreign currency, at value (Note 2)(c)	71,833	—	514,028	—

Cash	71,732	2,808	1,102,127	933

Receivable for investments sold	132,102	—	1,144,406	—

Receivable for Fund shares sold	—	8,400,000	—	—

Dividends and interest receivable	254,535	5,293	3,459,997	167,347

Dividend withholding tax receivable	51,019	—	553,069	—

Foreign capital gains tax refund receivable	—	—	99,485	—

Unrealized appreciation on open forward currency contracts (Note 4)	274,892	—	2,127,163	—

Receivable for variation margin on open futures contracts (Note 4)	346,320	—	941,260	—

Due from broker (Note 2)	1,040,789	—	36	—

Receivable for open OTC swap contracts (Note 4)	—	—	49,361	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	16,164	1,377,410	106,792	17,374

Total assets	112,144,132	11,320,415,210	3,254,221,448	1,910,082,250

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	38,658,229	—

Due to custodian	18,920	—	—	—

Payable for investments purchased	5,064,704	—	20,568,136	166,901

Payable for Fund shares repurchased	68,356	7,215,032	26,660,438	114,000

Payable to affiliate for (Note 5):

Management fee	41,195	5,647,179	—	—

Supplemental support fee – Class MF	—	305,306	—	—

Shareholder service fee	8,531	741,407	—	—

Payable to agents unaffiliated with GMO	27	2,241	666	387

Payable for variation margin on open futures contracts (Note 4)	183,058	—	169,884	—

Unrealized depreciation on open forward currency contracts (Note 4)	237,284	—	1,174,210	—

Interest and dividend payable for short sales	—	—	26,206	—

Payable for open OTC swap contracts (Note 4)	—	—	530,083	—

Payable to Trustees and related expenses	579	33,494	10,755	5,762

Accrued expenses	180,638	123,212	691,851	66,714

Total liabilities	5,803,292	14,067,871	88,490,458	353,764

Net assets	$106,340,840	$11,306,347,339	$3,165,730,990	$1,909,728,486

(a) Cost of investments – affiliated issuers:	$19,030,041	$11,256,572,244	$1,035,278,734	$1,953,312,697

(b) Cost of investments – unaffiliated issuers:	$93,015,323	$6,056,829	$2,174,945,119	$292,189

(c) Cost of foreign currency:	$71,892	$—	$515,446	$—

(d) Proceeds from securities sold short:	$—	$—	$39,501,928	$—

126	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Net assets consist of:

Paid-in capital	$482,499,271	$11,426,596,263	$3,381,058,145	$2,197,924,821

Distributable earnings (accumulated loss)	(376,158,431)	(120,248,924)	(215,327,155)	(288,196,335)

	$106,340,840	$11,306,347,339	$3,165,730,990	$1,909,728,486

Net assets attributable to:

Class III	$7,405,959	$4,642,210,758	$3,165,730,990	$1,909,728,486

Class IV	$98,934,881	$2,737,618,575	$—	$—

Class MF	$—	$3,926,518,006	$—	$—

Shares outstanding:

Class III	368,629	176,132,470	161,848,649	60,678,729

Class IV	4,921,483	103,884,552	—	—

Class MF	—	148,870,211	—	—

Net asset value per share:

Class III	$20.09	$26.36	$19.56	$31.47

Class IV	$20.10	$26.35	$—	$—

Class MF	$—	$26.38	$—	$—

See accompanying notes to the financial statements.	127

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$447,758,314	$1,637,244,238	$—	$572,664,688

Investments in unaffiliated issuers, at value (Note 2)(b)	159,849	553,821	9,098,547,484	212,489

Foreign currency, at value (Note 2)(c)	—	—	1,958,834	—

Cash	—	112	5,674,959	157

Receivable for investments sold	—	—	50,366,181	—

Receivable for closed swap contracts (Note 4)	—	—	119,467	—

Dividends and interest receivable	304	959	16,253,322	405

Dividend withholding tax receivable	—	—	1,605,326	—

Foreign capital gains tax refund receivable	—	—	32	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	12,750,120	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	3,612,610	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	60,581	—

Due from broker (Note 2)	—	—	241,963,919	—

Receivable for open OTC swap contracts (Note 4)	—	—	165,708	—

Interest receivable for open OTC swap contracts (Note 4)	—	—	11,833	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	5,484	15,414	354,872	12,022

Miscellaneous receivable	—	—	5,121	—

Total assets	447,923,951	1,637,814,544	9,433,450,369	572,889,761

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	320,001,363	—

Due to custodian	—	—	2,336,671	—

Payable for investments purchased	—	—	120,916,364	—

Payable for Fund shares repurchased	—	—	—	9,821

Payable to agents unaffiliated with GMO	80	358	1,860	111

Payable for variation margin on open futures contracts (Note 4)	—	—	738,108	—

Payable for closed swap contracts (Note 4)	—	—	24,362	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	8,758,319	—

Interest payable for open OTC swap contracts (Note 4)	—	—	15,068	—

Interest and dividend payable for short sales	—	—	646,421	—

Payable for open OTC swap contracts (Note 4)	—	—	1,960,909	—

Payable for reverse repurchase agreements (Note 2)	—	—	5,539,782	—

Written options outstanding, at value (Note 4)(e)	—	—	5,170,550	—

Payable to Trustees and related expenses	944	5,754	27,946	1,514

Accrued expenses	49,208	64,836	1,734,393	48,404

Total liabilities	50,232	70,948	467,872,116	59,850

Net assets	$447,873,719	$1,637,743,596	$8,965,578,253	$572,829,911

(a) Cost of investments – affiliated issuers:	$457,775,454	$1,722,650,628	$—	$626,781,539

(b) Cost of investments – unaffiliated issuers:	$159,849	$553,821	$9,129,972,312	$212,489

(c) Cost of foreign currency:	$—	$—	$1,963,974	$—

(d) Proceeds from securities sold short:	$—	$—	$306,658,788	$—

(e) Premiums on written options:	$—	$—	$5,221,346	$—

128	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:

Paid-in capital	$522,817,521	$1,904,144,475	$9,646,634,451	$771,728,006

Distributable earnings (accumulated loss)	(74,943,802)	(266,400,879)	(681,056,198)	(198,898,095)

	$447,873,719	$1,637,743,596	$8,965,578,253	$572,829,911

Net assets attributable to:

Core Class	$—	$—	$8,965,578,253	$—

Class III	$447,873,719	$1,637,743,596	$—	$572,829,911

Shares outstanding:

Core Class	—	—	678,067,401	—

Class III	21,122,757	66,490,726	—	38,823,643

Net asset value per share:

Core Class	$—	$—	$13.22	$—

Class III	$21.20	$24.63	$—	$14.75

See accompanying notes to the financial statements.	129

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$929,690,031	$—	$45,594	$732,670,871

Investments in unaffiliated issuers, at value (Note 2)(b)	315,278	1,231,491,264	411,368,990	211,384,790

Foreign currency, at value (Note 2)(c)	—	39	—	44,923

Cash	167	372	44,246	—

Receivable for investments sold	—	33,066,865	12,357,736	565,817

Receivable for Fund shares sold	—	—	—	1,523,934

Dividends and interest receivable	580	2,035,932	64,463	369,055

Dividend withholding tax receivable	—	—	43,053	4,311

Unrealized appreciation on open forward currency contracts (Note 4)	—	6,103,021	—	—

Receivable for variation margin on open futures contracts (Note 4)	—	690,784	—	—

Due from broker (Note 2)	—	77,460	—	—

Receivable for open OTC swap contracts (Note 4)	—	—	—	15,442

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,626	57,507	—	44,524

Total assets	930,014,682	1,273,523,244	423,924,082	946,623,667

Liabilities:

Investments sold short, at value (Note 2) (d)	—	—	—	18,481,223

Due to custodian	—	—	—	1,429

Payable for investments purchased	—	35,052,225	—	9,207,951

Payable for Fund shares repurchased	—	158,087	—	3,506,047

Payable to affiliate for (Note 5):

Management fee	—	799,915	340,544	—

Shareholder service fee	—	54,676	17,027	—

Payable to agents unaffiliated with GMO	177	288	110	195

Payable for variation margin on open futures contracts (Note 4)	—	951,082	—	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	6,670,312	—	—

Interest and dividend payable for short sales	—	—	—	7,143

Payable for open OTC swap contracts (Note 4)	—	—	—	80,530

Payable to Trustees and related expenses	2,575	3,866	2,968	2,733

Accrued expenses	45,108	199,248	188,327	188,121

Total liabilities	47,860	43,889,699	548,976	31,475,372

Net assets	$929,966,822	$1,229,633,545	$423,375,106	$915,148,295

(a) Cost of investments – affiliated issuers:	$987,969,157	$—	$317,181	$721,620,214

(b) Cost of investments – unaffiliated issuers:	$315,278	$1,232,722,541	$304,920,342	$211,614,480

(c) Cost of foreign currency:	$—	$39	$—	$44,958

(d) Proceeds from securities sold short:	$—	$—	$—	$17,482,355

130	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2019 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$1,103,133,973	$1,253,158,285	$324,812,790	$916,906,939

Distributable earnings (accumulated loss)	(173,167,151)	(23,524,740)	98,562,316	(1,758,644)

	$929,966,822	$1,229,633,545	$423,375,106	$915,148,295

Net assets attributable to:

Class III	$929,966,822	$45,409,435	$—	$915,148,295

Class IV	$—	$22,986,294	$—	$—

Class VI	$—	$1,161,237,816	$423,375,106	$—

Shares outstanding:

Class III	33,105,853	1,411,345	—	46,978,662

Class IV	—	716,660	—	—

Class VI	—	36,169,625	22,231,948	—

Net asset value per share:

Class III	$28.09	$32.17	$—	$19.48

Class IV	$—	$32.07	$—	$—

Class VI	$—	$32.11	$19.04	$—

See accompanying notes to the financial statements.	131

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,980,821	$110,374	$50,862,617	$5,432

Dividends from affiliated issuers (Note 10)	198,036	454,699,016	34,237,579	68,282,930

Interest	158,701	9,911	24,103,123	4,702

Total investment income	4,337,558	454,819,301	109,203,319	68,293,064

Expenses:

Management fee (Note 5)	733,607	80,636,110	—	—

Shareholder service fee – Class III (Note 5)	11,255	7,207,890	—	—

Shareholder service fee – Class IV (Note 5)	139,218	2,698,204	—	—

Supplemental support fee – Class MF (Note 5)	—	4,902,548	—	—

Audit and tax fees	140,420	29,693	130,810	16,516

Custodian, fund accounting agent and transfer agent fees	254,087	85,383	1,563,210	59,453

Dividend expense on short sales	—	—	1,242,720	—

Legal fees	12,822	231,786	125,297	38,316

Registration fees	7,278	13,830	—	5,798

Trustees’ fees and related expenses (Note 5)	3,512	280,796	83,426	48,424

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	278,844	—

Miscellaneous	50,540	58,732	141,611	12,200 *

Total expenses	1,352,739	96,144,972	3,565,918	180,707

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(403,176)	(385,327)	(1,194,067)	(127,181)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(16,990,291)	—	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(1,578,753)	—	—

Net expenses	949,563	77,190,601	2,371,851	53,526

Net investment income (loss)	3,387,995	377,628,700	106,831,468	68,239,538

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	27,927,520	—	83,163,455	4,947

Investments in affiliated issuers	8,740	81,742,310	46,341,531	(38,954,811)

Investments in securities sold short	—	—	2,780,577	—

Realized gain distributions from affiliated issuers (Note 10)	—	158,274,067	61,572,959	46,649,273

Futures contracts	(2,804,770)	—	12,719,748	—

Written options	—	—	1,615,644	—

Swap contracts	—	—	644,119	—

Forward currency contracts	2,422,436	—	9,610,617	—

Foreign currency and foreign currency related transactions	(125,390)	—	591,886	—

Net realized gain (loss)	27,428,536	240,016,377	219,040,536	7,699,409

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(37,946,032)	—	(277,640,935)	(3,900)

Investments in affiliated issuers	793	(875,084,601)	(172,469,169)	(130,681,705)

Investments in securities sold short	—	—	843,699	—

Futures contracts	(1,579,883)	—	(19,975,761)	—

Swap contracts	—	—	(480,722)	—

Forward currency contracts	(100,196)	—	4,239,462	—

Foreign currency and foreign currency related transactions	(43,301)	—	(63,136)	—

Net change in unrealized appreciation (depreciation)	(39,668,619)	(875,084,601)	(465,546,562)	(130,685,605)

Net realized and unrealized gain (loss)	(12,240,083)	(635,068,224)	(246,506,026)	(122,986,196)

Net increase (decrease) in net assets resulting from operations	$(8,852,088)	$(257,439,524)	$(139,674,558)	$(54,746,658)

(a) Withholding tax:	$376,445	$—	$6,247,088	$—

(b) Foreign capital gains tax on net realized gain (loss):	$1,968	$—	$(99,485)	$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(2,118)	$—	$—	$—

* Includes $5,337 of printing expenses.

132	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund		International Developed Equity Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,635	$15,229	$213,981,824		$5,015

Dividends from affiliated issuers (Note 10)	11,719,574	50,707,011	—		20,189,446

Interest	80	158	100,529,312		455

Total investment income	11,723,289	50,722,398	314,511,136		20,194,916

Expenses:

Audit and tax fees	28,885	23,353	337,770		23,379

Custodian, fund accounting agent and transfer agent fees	47,639	52,229	4,102,816		53,452

Dividend expense on short sales	—	—	8,976,765		—

Legal fees	2,546	28,104	283,492		8,669

Registration fees	3,479	3,379	—		2,612

Trustees’ fees and related expenses (Note 5)	9,921	44,478	232,799		13,824

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	915,238		—

Miscellaneous	8,478 *	12,696 **	252,416		7,506 ***

Total expenses	100,948	164,239	15,101,296		109,442

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(89,986)	(114,935)	(4,606,834)		(94,175)

Net expenses	10,962	49,304	10,494,462		15,267

Net investment income (loss)	11,712,327	50,673,094	304,016,674		20,179,649

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	146,920,796		—

Investments in affiliated issuers	3,818,218	(12,095,738)	—		(11,961,205)

Investments in securities sold short	—	—	4,337,941		—

Realized gain distributions from affiliated issuers (Note 10)	29,461,302	100,938,920	—		—

Futures contracts	—	—	48,740,459		—

Written options	—	—	10,932,885		—

Swap contracts	—	—	14,555,589		—

Forward currency contracts	—	—	55,055,030		—

Foreign currency and foreign currency related transactions	—	—	(1,557,866)		—

Net realized gain (loss)	33,279,520	88,843,182	278,984,834	****	(11,961,205)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(810,189,546)		—

Investments in affiliated issuers	(66,670,344)	(264,669,367)	—		(88,371,353)

Investments in securities sold short	—	—	(4,475,044)		—

Futures contracts	—	—	(93,327,752)		—

Written options	—	—	(650,762)		—

Swap contracts	—	—	7,611,778		—

Forward currency contracts	—	—	28,741,915		—

Foreign currency and foreign currency related transactions	—	—	(284,643)		—

Net change in unrealized appreciation (depreciation)	(66,670,344)	(264,669,367)	(872,574,054)		(88,371,353)

Net realized and unrealized gain (loss)	(33,390,824)	(175,826,185)	(593,589,220)		(100,332,558)

Net increase (decrease) in net assets resulting from operations	$(21,678,497)	$(125,153,091)	$(289,572,546)		$(80,152,909)

(a) Withholding tax:	$—	$—	$25,132,727		$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$335,852		$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$(646,673)		$—

* Includes $6,396 of printing expenses.

** Includes $4,995 of printing expenses.

*** Includes $5,154 of printing expenses.

****For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	133

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2019 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2) (a)	$6,041	$386,348	$3,322,257	$2,166,977

Dividends from affiliated issuers (Note 10)	30,589,627	9,352,205	—	28,335,740

Interest	231	21,761,303	2,707,550	2,370,031

Total investment income	30,595,899	31,499,856	6,029,807	32,872,748

Expenses:

Management fee (Note 5)	—	13,752,744	6,609,429	—

Shareholder service fee – Class III (Note 5)	—	45,181	—	—

Shareholder service fee – Class IV (Note 5)	—	11,736	—	—

Shareholder service fee – Class VI (Note 5)	—	866,862	330,471	—

Audit and tax fees	23,390	89,809	118,578	34,912

Custodian, fund accounting agent and transfer agent fees	47,657	316,914	107,087	207,560

Dividend expense on short sales	—	—	—	204,795

Legal fees	11,496	55,059	24,244	56,672

Registration fees	4,501	44,166	3,005	3,591

Trustees’ fees and related expenses (Note 5)	22,406	37,039	15,173	24,732

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	—	152,128

Miscellaneous	9,131 *	87,397	25,478	30,132

Total expenses	118,581	15,306,907	7,233,465	714,522

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(93,692)	(566,116)	—	(277,122)

Net expenses	24,889	14,740,791	7,233,465	437,400

Net investment income (loss)	30,571,010	16,759,065	(1,203,658)	32,435,348

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	—	2,322,348	185,033,419	(3,445,387)

Investments in affiliated issuers	(8,912,750)	(781,391)	—	915,617

Investments in securities sold short	—	—	—	(3,673,499)

Realized gain distributions from affiliated issuers (Note 10)	—	—	—	27,466,956

Futures contracts	—	(95,609,871)	(1,169,451)	—

Written options	—	—	164,989	—

Swap contracts	—	—	—	115,752

Forward currency contracts	—	61,512,674	—	—

Foreign currency and foreign currency related transactions	—	1,624,068	(217,527)	5,771

Net realized gain (loss)	(8,912,750)	(30,932,172)	183,811,430	21,385,210

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	—	(359,937)	(136,414,912)	787,942

Investments in affiliated issuers	(142,162,288)	1,206,230	(24,543)	(104,090,074)

Investments in securities sold short	—	—	—	(998,868)

Futures contracts	—	40,941,626	1,067,000	—

Swap contracts	—	—	—	(65,088)

Forward currency contracts	—	(12,194,817)	(4,181)	—

Foreign currency and foreign currency related transactions	—	(547,299)	(8,586)	224

Net change in unrealized appreciation (depreciation)	(142,162,288)	29,045,803	(135,385,222)	(104,365,864)

Net realized and unrealized gain (loss)	(151,075,038)	(1,886,369)	48,426,208	(82,980,654)

Net increase (decrease) in net assets resulting from operations	$(120,504,028)	$14,872,696	$47,222,550	$(50,545,306)

(a) Withholding tax:	$—	$—	$57,933	$138,355

* Includes $5,923 of printing expenses.

134	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,387,995	$4,191,623	$377,628,700	$276,830,059

Net realized gain (loss)	27,428,536	(6,145,710)	240,016,377	249,711,675

Change in net unrealized appreciation (depreciation)	(39,668,619)	13,893,648	(875,084,601)	808,309,413

Net increase (decrease) in net assets from operations	(8,852,088)	11,939,561	(257,439,524)	1,334,851,147

Distributions to shareholders(a):

Class III	(312,598)	(104,020)	(157,872,659)	(113,187,765)

Class IV	(4,687,931)	(2,679,412)	(94,264,792)	(73,419,032)

Class MF	—	—	(150,215,640)	(136,226,196)

Total distributions	(5,000,529)	(2,783,432)	(402,353,091)	(322,832,993)

Net share transactions (Note 9):

Class III	194,196	(387,767)	(269,721,640)	(463,077,586)

Class IV	(110,332,136)	(12,270,377)	117,141,309	(125,243,907)

Class MF	—	—	(1,422,006,518)	(658,879,382)

Increase (decrease) in net assets resulting from net share transactions	(110,137,940)	(12,658,144)	(1,574,586,849)	(1,247,200,875)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	207,256	1,805,688

Class IV	—	—	112,191	1,055,758

Class MF	—	—	227,404	2,043,593

Increase in net assets resulting from purchase premiums and redemption fees	—	—	546,851	4,905,039

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(110,137,940)	(12,658,144)	(1,574,039,998)	(1,242,295,836)

Total increase (decrease) in net assets	(123,990,557)	(3,502,015)	(2,233,832,613)	(230,277,682)

Net assets:

Beginning of period	230,331,397	233,833,412	13,540,179,952	13,770,457,634

End of period(b)	$106,340,840	$230,331,397	$11,306,347,339	$13,540,179,952

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Alpha Only Fund and Benchmark-Free Allocation Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(1,289,057) and $(3,577,793) in Alpha Only Fund and Benchmark-Free Allocation Fund, respectively.

See accompanying notes to the financial statements.	135

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$106,831,468	$98,773,297	$68,239,538	$54,584,348

Net realized gain (loss)	219,040,536	172,217,499	7,699,409	35,891,926

Change in net unrealized appreciation (depreciation)	(465,546,562)	278,770,548	(130,685,605)	184,349,065

Net increase (decrease) in net assets from operations	(139,674,558)	549,761,344	(54,746,658)	274,825,339

Distributions to shareholders(a):

Class III	(122,727,936)	(126,068,577)	(66,965,936)	(61,208,240)

Total distributions	(122,727,936)	(126,068,577)	(66,965,936)	(61,208,240)

Net share transactions (Note 9):

Class III	(1,058,562,935)	(332,857,369)	(444,299,648)	(162,848,213)

Increase (decrease) in net assets resulting from net share transactions	(1,058,562,935)	(332,857,369)	(444,299,648)	(162,848,213)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	207,484	1,394,003	136,171	890,639

Increase in net assets resulting from purchase premiums and redemption fees	207,484	1,394,003	136,171	890,639

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,058,355,451)	(331,463,366)	(444,163,477)	(161,957,574)

Total increase (decrease) in net assets	(1,320,757,945)	92,229,401	(565,876,071)	51,659,525

Net assets:

Beginning of period	4,486,488,935	4,394,259,534	2,475,604,557	2,423,945,032

End of period(b)	$3,165,730,990	$4,486,488,935	$1,909,728,486	$2,475,604,557

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Benchmark-Free Fund and Global Asset Allocation Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $4,316,315 and $1,933,430 in Benchmark-Free Fund and Global Asset Allocation Fund, respectively.

136	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$11,712,327	$13,476,279	$50,673,094	$62,996,031

Net realized gain (loss)	33,279,520	(12,629,429)	88,843,182	61,488,425

Change in net unrealized appreciation (depreciation)	(66,670,344)	128,701,084	(264,669,367)	331,592,435

Net increase (decrease) in net assets from operations	(21,678,497)	129,547,934	(125,153,091)	456,076,891

Distributions to shareholders(a):

Class III	(11,897,305)	(18,007,301)	(50,339,578)	(70,822,350)

Total distributions	(11,897,305)	(18,007,301)	(50,339,578)	(70,822,350)

Net share transactions (Note 9):

Class III	12,165,436	(635,039,526)	(515,723,700)	(264,039,968)

Increase (decrease) in net assets resulting from net share transactions	12,165,436	(635,039,526)	(515,723,700)	(264,039,968)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	1,263	522,102	39,335	887,839

Increase in net assets resulting from purchase premiums and redemption fees	1,263	522,102	39,335	887,839

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	12,166,699	(634,517,424)	(515,684,365)	(263,152,129)

Total increase (decrease) in net assets	(21,409,103)	(522,976,791)	(691,177,034)	122,102,412

Net assets:

Beginning of period	469,282,822	992,259,613	2,328,920,630	2,206,818,218

End of period(b)	$447,873,719	$469,282,822	$1,637,743,596	$2,328,920,630

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Global Developed Equity Allocation Fund and Global Equity Allocation Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $1,393,219 and $1,319,053 in Global Developed Equity Allocation Fund and Global Equity Allocation Fund, respectively.

See accompanying notes to the financial statements.	137

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$304,016,674	$280,077,196	$20,179,649	$20,855,069

Net realized gain (loss)	278,984,834	600,813,750	(11,961,205)	(4,311,611)

Change in net unrealized appreciation (depreciation)	(872,574,054)	329,325,797	(88,371,353)	108,212,184

Net increase (decrease) in net assets from operations	(289,572,546)	1,210,216,743	(80,152,909)	124,755,642

Distributions to shareholders(a):

Core Class	(409,637,549)	(335,144,868)	—	—

Class III	—	—	(20,108,519)	(20,807,945)

Total distributions	(409,637,549)	(335,144,868)	(20,108,519)	(20,807,945)

Net share transactions (Note 9):

Core Class	(1,841,241,070)	(600,296,581)	—	—

Class III	—	—	8,208,473	(40,941,783)

Increase (decrease) in net assets resulting from net share transactions	(1,841,241,070)	(600,296,581)	8,208,473	(40,941,783)

Purchase premiums and redemption fees (Notes 2 and 9):

Core Class	330,066	4,240,205	—	—

Class III	—	—	15,949	68,771

Increase in net assets resulting from purchase premiums and redemption fees	330,066	4,240,205	15,949	68,771

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,840,911,004)	(596,056,376)	8,224,422	(40,873,012)

Total increase (decrease) in net assets	(2,540,121,099)	279,015,499	(92,037,006)	63,074,685

Net assets:

Beginning of period	11,505,699,352	11,226,683,853	664,866,917	601,792,232

End of period(b)	$8,965,578,253	$11,505,699,352	$572,829,911	$664,866,917

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for Consolidated Implementation Fund and International Developed Equity Allocation Fund were from net investment income.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $4,569,723 and $101,971 in Consolidated Implementation Fund and International Developed Equity Allocation Fund, respectively.

138	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$30,571,010	$32,701,985	$16,759,065	$2,462,962

Net realized gain (loss)	(8,912,750)	(2,354,468)	(30,932,172)	60,070,603

Change in net unrealized appreciation (depreciation)	(142,162,288)	185,788,303	29,045,803	(46,769,175)

Net increase (decrease) in net assets from operations	(120,504,028)	216,135,820	14,872,696	15,764,390

Distributions to shareholders(a):

Class III	(30,650,233)	(33,024,114)	(113,342)	(180,594)

Class IV	—	—	(45,911)	(953,492)

Class VI	—	—	(5,241,300)	(56,853,796)

Total distributions	(30,650,233)	(33,024,114)	(5,400,553)	(57,987,882)

Net share transactions (Note 9):

Class III	(70,320,913)	(118,301,310)	18,453,410	20,704,296

Class IV	—	—	10,954,835	(42,897,635)

Class VI	—	—	(691,528,494)	439,311,501

Increase (decrease) in net assets resulting from net share transactions	(70,320,913)	(118,301,310)	(662,120,249)	417,118,162

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	114,511	713,905	—	—

Increase in net assets resulting from purchase premiums and redemption fees	114,511	713,905	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(70,206,402)	(117,587,405)	(662,120,249)	417,118,162

Total increase (decrease) in net assets	(221,360,663)	65,524,301	(652,648,106)	374,894,670

Net assets:

Beginning of period	1,151,327,485	1,085,803,184	1,882,281,651	1,507,386,981

End of period(b)	$929,966,822	$1,151,327,485	$1,229,633,545	$1,882,281,651

(a)

Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 for International Equity Allocation Fund and Consolidated SGM Major Markets Fund were from net investment income and net realized gain, respectively.

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $1,641,877 and $(2,314,280) in International Equity Allocation Fund and Consolidated SGM Major Markets Fund, respectively.

See accompanying notes to the financial statements.	139

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2019	2018	2019	2018
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(1,203,658)	$(1,242,656)	$32,435,348	$51,040,647

Net realized gain (loss)	183,811,430	94,297,391	21,385,210	66,838,550

Change in net unrealized appreciation (depreciation)	(135,385,222)	192,334,667	(104,365,864)	153,597,624

Net increase (decrease) in net assets from operations	47,222,550	285,389,402	(50,545,306)	271,476,821

Distributions to shareholders(a):

Class III	—	—	(91,874,936)	(57,130,828)

Class VI	(229,777,571)	(68,177,050)	—	—

Total distributions	(229,777,571)	(68,177,050)	(91,874,936)	(57,130,828)

Net share transactions (Note 9):

Class III	—	—	(245,065,008)	(930,852,849)

Class VI	(433,998,554)	(175,366,785)	—	—

Increase (decrease) in net assets resulting from net share transactions	(433,998,554)	(175,366,785)	(245,065,008)	(930,852,849)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	192,588	1,948,317

Class VI	3,683,959	1,580,217	—	—

Increase in net assets resulting from purchase premiums and redemption fees	3,683,959	1,580,217	192,588	1,948,317

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(430,314,595)	(173,786,568)	(244,872,420)	(928,904,532)

Total increase (decrease) in net assets	(612,869,616)	43,425,784	(387,292,662)	(714,558,539)

Net assets:

Beginning of period	1,036,244,722	992,818,938	1,302,440,957	2,016,999,496

End of period(b)	$423,375,106	$1,036,244,722	$915,148,295	$1,302,440,957

(a)	Distributions from net investment income and net realized gain are no longer required to be separately disclosed. Distributions for the year ended February 28, 2018 were classified as follows:

	Share Class	Net investment income	Net realized gain

Consolidated Special Opportunities Fund	Class VI	$(680,089)	$(67,496,961)

Strategic Opportunities Allocation Fund	Class III	(55,183,123)	(1,947,705)

(b)

Undistributed (distribution in excess of) net investment income is no longer required to be disclosed. For the year ended February 28, 2018, end of period net assets included accumulated undistributed (distribution in excess of) net investment income of $(1,795,158) and $322,995 in Consolidated Special Opportunities Fund and Strategic Opportunities Allocation Fund, respectively.

140	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2019		2018		2017		2016		2015	2019		2018		2017		2016		2015
Net asset value, beginning of period	$21.80		$20.96		$22.04		$22.93		$23.98	$21.81		$20.97		$22.05		$22.95		$23.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.45		0.41		0.35		0.37		0.34	0.48		0.39		0.37		0.39		0.35
Net realized and unrealized gain (loss)	(1.29)		0.68		(0.80)		(0.40)		(0.96)	(1.31)		0.71		(0.81)		(0.41)		(0.95)

Total from investment operations	(0.84)		1.09		(0.45)		(0.03)		(0.62)	(0.83)		1.10		(0.44)		(0.02)		(0.60)

Less distributions to shareholders:
From net investment income	(0.87)		(0.25)		(0.63)		(0.86)		(0.43)	(0.88)		(0.26)		(0.64)		(0.88)		(0.44)

Total distributions	(0.87)		(0.25)		(0.63)		(0.86)		(0.43)	(0.88)		(0.26)		(0.64)		(0.88)		(0.44)

Net asset value, end of period	$20.09		$21.80		$20.96		$22.04		$22.93	$20.10		$21.81		$20.97		$22.05		$22.95

Total Return(b)	(3.88)%		5.22%		(2.02)%		(0.06)%		(2.60)%	(3.85)%		5.27%		(1.98)%		(0.03)%		(2.51)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,406		$7,829		$7,852		$7,712		$26,695	$98,935		$222,503		$225,982		$286,305		$3,333,388
Net expenses to average daily net assets	0.70	%(c)	0.67	%(c)	0.68	%(c)	0.66	%(c)	0.65%	0.64	%(c)	0.62	%(c)	0.62	%(c)	0.60	%(c)	0.60%
Net investment income (loss) to average daily net assets(a)	2.15%		1.91%		1.62%		1.66%		1.44%	2.32%		1.80%		1.69%		1.76%		1.46%
Portfolio turnover rate	90	%(d)	67	%(d)	22	%(d)	85%		123%	90	%(d)	67	%(d)	22	%(d)	85%		123%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.32%		0.22%		0.20%		0.06%		0.04%	0.27%		0.23%		0.20%		0.05%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 221%, 135% and 80%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	141

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2019	2018	2017	2016(a)		2015(b)		2019	2018	2017	2016(a)		2015(b)
Net asset value, beginning of period	$27.76	$25.78	$23.46	$27.04		$27.07		$27.75	$25.78	$23.46	$27.03		$27.06

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.82	0.52	0.37	0.19		0.38		0.88	0.58	0.40	0.20		0.36
Net realized and unrealized gain (loss)	(1.30)	2.12	2.35	(3.26)		0.86		(1.35)	2.06	2.33	(3.26)		0.89

Total from investment operations	(0.48)	2.64	2.72	(3.07)		1.24		(0.47)	2.64	2.73	(3.06)		1.25

Less distributions to shareholders:
From net investment income	(0.90)	(0.66)	(0.40)	(0.34)		(0.52)		(0.91)	(0.67)	(0.41)	(0.34)		(0.53)
From net realized gains	(0.02)	—	—	(0.17)		(0.75)		(0.02)	—	—	(0.17)		(0.75)

Total distributions	(0.92)	(0.66)	(0.40)	(0.51)		(1.27)		(0.93)	(0.67)	(0.41)	(0.51)		(1.28)

Net asset value, end of period	$26.36	$27.76	$25.78	$23.46		$27.04		$26.35	$27.75	$25.78	$23.46		$27.03

Total Return(d)	(1.55)%	10.28%	11.66%	(11.51)%		4.71%		(1.50)%	10.30%	11.71%	(11.46)%		4.75%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,642,211	$5,162,084	$5,248,863	$5,872,663		$6,040,891		$2,737,619	$2,756,005	$2,663,418	$2,508,115		$3,363,711
Net operating expenses to average daily net assets(e)	0.65%	0.65%	0.65%	0.66%		0.64%		0.60%	0.60%	0.60%	0.61%		0.59%
Interest and/or dividend expenses to average daily net assets	—	—	—	0.02	%(f)	0.05	%(f)	—	—	—	0.02	%(f)	0.05	%(f)
Total net expenses to average daily net assets(e)	0.65%	0.65%	0.65%	0.68%		0.69%		0.60%	0.60%	0.60%	0.63%		0.64%
Net investment income (loss) to average daily net assets(c)	3.07%	1.93%	1.46%	0.73%		1.41%		3.29%	2.13%	1.61%	0.80%		1.32%
Portfolio turnover rate	18%	9%	7%	53	%(g)	84%		18%	9%	7%	53	%(g)	84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.15%	0.16%	0.15%	0.16%		0.20%		0.15%	0.16%	0.15%	0.16%		0.20%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (i)	$0.01	$0.02	$0.01		$0.01		$0.00 (i)	$0.01	$0.02	$0.01		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 — Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses.
(g)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(h)	Ratios include indirect fees waived or borne by GMO.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

142	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Year Ended February 28/29,
	2019	2018	2017		2016(a)		2015(b)
Net asset value, beginning of period	$27.77	$25.80	$23.47		$27.04		$27.07

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.77	0.56	0.35		0.19		0.37
Net realized and unrealized gain (loss)	(1.23)	2.08	2.39		(3.24)		0.88

Total from investment operations	(0.46)	2.64	2.74		(3.05)		1.25

Less distributions to shareholders:
From net investment income	(0.91)	(0.67)	(0.41)		(0.35)		(0.53)
From net realized gains	(0.02)	—	—		(0.17)		(0.75)

Total distributions	(0.93)	(0.67)	(0.41)		(0.52)		(1.28)

Net asset value, end of period	$26.38	$27.77	$25.80		$23.47		$27.04

Total Return(d)	(1.47)%	10.29%	11.76%		(11.45)%		4.78%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,926,518	$5,622,091	$5,858,177		$8,025,066		$12,255,179
Net operating expenses to average daily net assets(e)	0.60%	0.60%	0.60	%(f)	0.58	%(f)	0.55	%(f)
Interest and/or dividend expenses to average daily net assets	—	—	—		0.02	%(g)	0.05	%(g)
Total net expenses to average daily net assets(e)	0.60%	0.60%	0.60	%(f)	0.60	%(f)	0.60	%(f)
Net investment income (loss) to average daily net assets(c)	2.88%	2.06%	1.38%		0.77%		1.37%
Portfolio turnover rate	18%	9%	7%		53	%(h)	84%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.15%	0.16%	0.16%		0.19%		0.23%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (j)	$0.01	$0.02		$0.01		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 — Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(g)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses.
(h)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(i)	Ratios include indirect fees waived or borne by GMO.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	143

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2019		2018		2017		2016		2015
Net asset value, beginning of period	$20.91		$18.95		$17.00		$20.30		$22.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		0.46		0.43		0.58		0.61
Net realized and unrealized gain (loss)	(1.21)		2.10		2.01		(2.70)		0.61

Total from investment operations	(0.63)		2.56		2.44		(2.12)		1.22

Less distributions to shareholders:
From net investment income	(0.72)		(0.60)		(0.49)		(0.60)		(0.79)
From net realized gains	—		—		—		(0.58)		(2.22)

Total distributions	(0.72)		(0.60)		(0.49)		(1.18)		(3.01)

Net asset value, end of period	$19.56		$20.91		$18.95		$17.00		$20.30

Total Return(b)	(2.80)%		13.59%		14.52%		(10.82)%		5.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,165,731		$4,486,489		$4,394,260		$4,305,118		$5,052,362
Net operating expenses to average daily net assets(c)	0.02%		0.02%		0.01%		0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses to average daily net assets(e)	0.04%		0.00	%(f)	0.00	%(f)	—		—
Total net expenses to average daily net assets(c)	0.06%		0.02%		0.01%		0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.92%		2.29%		2.37%		3.09%		2.90%
Portfolio turnover rate	59	%(g)	78	%(g)	83	%(g)	101%		60%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%		0.04%		0.01%		0.00	%(h)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(i)	$0.01		$0.00	(i)	$0.00	(i)	$0.00	(i)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)

Interest and dividend expense incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 59%, 81% and 86%, respectively, of the average value of its portfolio.

(h)	Fees and expenses reimbursed by GMO were less than 0.01%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

144	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019		2018		2017(a)		2016(a)	2015(a)
Net asset value, beginning of period	$33.31		$30.48		$27.60		$33.81	$35.40

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.02		0.73		0.61		1.02	0.96
Net realized and unrealized gain (loss)	(1.74)		2.93		3.00		(4.53)	0.60

Total from investment operations	(0.72)		3.66		3.61		(3.51)	1.56

Less distributions to shareholders:
From net investment income	(1.12)		(0.83)		(0.73)		(1.14)	(1.29)
From net realized gains	—		—		—		(1.56)	(1.86)

Total distributions	(1.12)		(0.83)		(0.73)		(2.70)	(3.15)

Net asset value, end of period	$31.47		$33.31		$30.48		$27.60	$33.81

Total Return(c)	(1.96)%		12.04%		13.21%		(10.98)%	4.55%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,909,728		$2,475,605		$2,423,945		$3,317,792	$4,868,922
Net expenses to average daily net assets(d)(e)	0.00%		0.00%		0.00%		0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	3.17%		2.24%		2.06%		3.33%	2.75%
Portfolio turnover rate	21	%(f)	20	%(f)	19	%(f)	20%	38%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%		0.01%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.01		$0.02		$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	145

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$22.88	$19.60	$17.40	$22.84	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57	0.42	0.52	0.51	0.80
Net realized and unrealized gain (loss)	(1.67)	3.55	2.87	(3.64)	0.02 (b)

Total from investment operations	(1.10)	3.97	3.39	(3.13)	0.82

Less distributions to shareholders:
From net investment income	(0.58)	(0.69)	(0.55)	(0.52)	(0.82)
From net realized gains	—	—	(0.64)	(1.79)	(2.16)

Total distributions	(0.58)	(0.69)	(1.19)	(2.31)	(2.98)

Net asset value, end of period	$21.20	$22.88	$19.60	$17.40	$22.84

Total Return(c)	(4.58)%	20.39%	20.03%	(14.81)%	3.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$447,874	$469,283	$992,260	$1,432,776	$1,770,455
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.62%	1.99%	2.78%	2.49%	3.34%
Portfolio turnover rate	6%	5%	29%	14%	16%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (f)	$0.02	$0.01	$0.00 (f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

146	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$26.86	$22.84	$19.71	$26.22	$28.29

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.65	0.68	0.57	0.60	0.96
Net realized and unrealized gain (loss)	(2.18)	4.11	3.67	(4.47)	(0.03	)(c)

Total from investment operations	(1.53)	4.79	4.24	(3.87)	0.93

Less distributions to shareholders:
From net investment income	(0.70)	(0.77)	(0.70)	(0.60)	(0.90)
From net realized gains	—	—	(0.41)	(2.04)	(2.10)

Total distributions	(0.70)	(0.77)	(1.11)	(2.64)	(3.00)

Net asset value, end of period	$24.63	$26.86	$22.84	$19.71	$26.22

Total Return(d)	(5.43)%	21.06%	21.93%	(15.96)%	3.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,637,744	$2,328,921	$2,206,818	$2,879,168	$3,800,256
Net expenses to average daily net assets(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	2.56%	2.67%	2.63%	2.58%	3.54%
Portfolio turnover rate	11%	14%	27%	15%	21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (g)	$0.01	$0.02	$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	147

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28/29,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.09	$13.06	$11.80	$13.59	$12.71

Income (loss) from investment operations:†
Net investment income (loss)	0.40	0.33	0.27	0.21	0.25
Net realized and unrealized gain (loss)	(0.69)	1.11	1.24	(2.00)	0.63

Total from investment operations	(0.29)	1.44	1.51	(1.79)	0.88

Less distributions to shareholders:
From net investment income	(0.58)	(0.41)	(0.25)	—	—

Total distributions	(0.58)	(0.41)	(0.25)	—	—

Net asset value, end of period	$13.22	$14.09	$13.06	$11.80	$13.59

Total Return(a)	(1.88)%	11.12%	12.88%	(13.17)%	6.92%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,965,578	$11,505,699	$11,226,684	$13,655,203	$15,915,866
Net operating expenses to average daily net assets(b)	0.00%	0.00%	0.00%	0.00%	0.00%
Interest and/or dividend expenses to average daily net assets(c)	0.10%	0.04%	0.05%	0.07%	0.07%
Total net expenses to average daily net assets	0.10%	0.04%	0.05%	0.07%	0.07%
Net investment income (loss) to average daily net assets	2.95%	2.44%	2.11%	1.62%	1.89%
Portfolio turnover rate	112%	146%	142%	127%	115%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04%	0.05%	0.05%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (d)	$0.01	$0.01	$0.01	$—

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(b)	Ratio is less than 0.01%.
(c)

Interest expense and dividend expense incurred as a result of entering into repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

148	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.32	$14.72	$13.05	$16.88	$17.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51	0.53	0.45	0.48	0.74
Net realized and unrealized gain (loss)	(2.56)	2.61	1.79	(3.83)	(1.11)

Total from investment operations	(2.05)	3.14	2.24	(3.35)	(0.37)

Less distributions to shareholders:
From net investment income	(0.52)	(0.54)	(0.57)	(0.48)	(0.74)

Total distributions	(0.52)	(0.54)	(0.57)	(0.48)	(0.74)

Net asset value, end of period	$14.75	$17.32	$14.72	$13.05	$16.88

Total Return(b)	(11.57)%	21.41%	17.37%	(20.09)%	(1.86)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$572,830	$664,867	$601,792	$942,823	$1,180,493
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.25%	3.20%	3.14%	3.07%	4.24%
Portfolio turnover rate	8%	5%	10%	14%	7%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (e)	$0.00 (e)	$0.01	$0.00 (e)	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	149

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019	2018	2017(a)	2016(a)	2015(a)
Net asset value, beginning of period	$32.62	$27.49	$23.40	$31.71	$34.11

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.91	0.93	0.84	0.84	1.32
Net realized and unrealized gain (loss)	(4.47)	5.19	4.15	(7.11)	(1.83)

Total from investment operations	(3.56)	6.12	4.99	(6.27)	(0.51)

Less distributions to shareholders:
From net investment income	(0.97)	(0.99)	(0.90)	(0.87)	(1.35)
From net realized gains	—	—	—	(1.17)	(0.54)

Total distributions	(0.97)	(0.99)	(0.90)	(2.04)	(1.89)

Net asset value, end of period	$28.09	$32.62	$27.49	$23.40	$31.71

Total Return(c)	(10.69)%	22.38%	21.57%	(20.70)%	(1.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$929,967	$1,151,327	$1,085,803	$1,134,800	$1,595,039
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	3.09%	3.00%	3.20%	2.92%	3.94%
Portfolio turnover rate	8%	12%	7%	14%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (f)	$0.02	$0.02	$0.01	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

150	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28,				Period from October 26, 2016 (commencement of operations) through February 28, 2017
	2019		2018		2017		2016	2015	2019		2018
Net asset value, beginning of period	$31.87		$32.68		$33.25		$33.80	$32.18	$31.76		$32.56		$35.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.24		(0.21)		(0.26)	(0.25)	0.32		(0.09)		(0.05)
Net realized and unrealized gain (loss)	0.11	(b)	0.23		1.87		(0.29)	1.87 (b)	0.12	(b)	0.57		(0.62)

Total from investment operations	0.42		0.47		1.66		(0.55)	1.62	0.44		0.48		(0.67)

Less distributions to shareholders:
From net investment income	(0.12)		—		(1.01)		—	—	(0.13)		—		(0.82)
From net realized gains	—		(1.28)		(1.22)		—	—	—		(1.28)		(1.22)

Total distributions	(0.12)		(1.28)		(2.23)		—	—	(0.13)		(1.28)		(2.04)

Net asset value, end of period	$32.17		$31.87		$32.68		$33.25	$33.80	$32.07		$31.76		$32.56

Total Return(c)	1.32%		1.44%		5.12%		(1.63)%	5.03%	1.39%		1.47%		(1.79	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,409		$26,630		$6,117		$24,020	$1,499,443	$22,986		$11,903		$54,825
Net expenses to average daily net assets(d)	1.00%		1.00%		1.00%		0.85%	0.80%	0.95%		0.95%		0.95	%*
Net investment income (loss) to average daily net assets(a)	0.97%		0.75%		(0.61)%		(0.79)%	(0.76)%	1.01%		(0.27)%		(0.41	)%*
Portfolio turnover rate	49	%(e)	106	%(e)	15	%(e)	29%	45%	49	%(e)	106	%(e)	15	%**(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%		0.04%		0.03%	0.08%	0.04%		0.03%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 75%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	151

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class VI Shares
	Year Ended February 28,						Period from December 1, 2015 (commencement of operations) through February 29, 2016
	2019		2018		2017
Net asset value, beginning of period	$31.78		$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33		0.05		(0.16)		(0.05)
Net realized and unrealized gain (loss)	0.13	(b)	0.44		1.85		0.24

Total from investment operations	0.46		0.49		1.69		0.19

Less distributions to shareholders:
From net investment income	(0.13)		—		(1.16)		—
From net realized gains	—		(1.28)		(1.22)		—

Total distributions	(0.13)		(1.28)		(2.38)		—

Net asset value, end of period	$32.11		$31.78		$32.57		$33.26

Total Return(c)	1.47%		1.50%		5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,161,238		$1,843,748		$1,446,445		$1,297,025
Net expenses to average daily net assets(d)	0.91%		0.91%		0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	1.04%		0.16%		(0.47)%		(0.59	)%*
Portfolio turnover rate	49	%(e)	106	%(e)	15	%(e)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%		0.04%		0.13	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 75%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

152	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Year Ended February 28/29,				Period from July 28, 2014 (commencement of operations) through February 28, 2015
	2019	2018	2017	2016
Net asset value, beginning of period	$25.27	$20.39	$18.65	$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.04)	(0.03)	0.21	0.16	(0.03)
Net realized and unrealized gain (loss)	1.28	6.57	2.23	(0.85)	(0.15	)(a)

Total from investment operations	1.24	6.54	2.44	(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	—	(0.02)	(0.32)	(0.21)	(0.01)
From net realized gains	(7.47)	(1.64)	(0.38)	(0.26)	—

Total distributions	(7.47)	(1.66)	(0.70)	(0.47)	(0.01)

Net asset value, end of period	$19.04	$25.27	$20.39	$18.65	$19.81

Total Return(b)	4.77%	32.60%	13.21%	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$423,375	$1,036,245	$992,819	$1,138,735	$843,864
Net expenses to average daily net assets	1.20%	1.21%	1.23%	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	(0.20)%	(0.12)%	1.05%	0.80%	(0.25	)%*
Portfolio turnover rate	30%	10%	87%	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	—	—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.13	$0.04	$0.03	$0.07	$0.13

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	153

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2019		2018		2017		2016		2015
Net asset value, beginning of period	$22.08		$19.76		$17.43		$21.89		$23.43

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.62		0.58		0.51		0.75		0.76
Net realized and unrealized gain (loss)	(1.45)		2.39		2.36		(3.47)		0.44

Total from investment operations	(0.83)		2.97		2.87		(2.72)		1.20

Less distributions to shareholders:
From net investment income	(0.67)		(0.63)		(0.53)		(0.80)		(0.87)
From net realized gains	(1.10)		(0.02)		(0.01)		(0.94)		(1.87)

Total distributions	(1.77)		(0.65)		(0.54)		(1.74)		(2.74)

Net asset value, end of period	$19.48		$22.08		$19.76		$17.43		$21.89

Total Return(b)	(3.45)%		15.10%		16.60%		(13.00)%		5.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$915,148		$1,302,441		$2,016,999		$1,967,916		$2,449,194
Net operating expenses to average daily net assets(c)	0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses to average daily net assets(e)	0.03%		—		—		—		—
Total net expenses to average daily net assets(c)	0.04%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.01%		2.73%		2.69%		3.80%		3.31%
Portfolio turnover rate	35	%(f)	20	%(f)	28	%(f)	65%		30%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.02		$0.00	(g)	$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 38%, 25% and 39%, respectively, of the average value of its portfolio.

(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

154	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2019

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alpha Only Fund	FTSE 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not relative return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

Global Developed Equity Allocation Fund is currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2019:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,141,047	$—		$1,141,047
Austria	—	239,376	—		239,376
Belgium	—	43,858	—		43,858
Brazil	—	3,155,510	—		3,155,510
China	160,070	11,101,680	—		11,261,750
Colombia	10,237	—	—		10,237
Denmark	—	24,607	—		24,607
Egypt	—	10,157	—		10,157
Finland	—	330,687	—		330,687
France	—	1,698,853	—		1,698,853
Germany	—	2,710,329	—		2,710,329
Greece	—	—	0	§	0	§
Hong Kong	—	358,014	—		358,014
Hungary	—	44,236	—		44,236
India	—	1,867,740	8,854		1,876,594
Indonesia	—	56,396	—		56,396
Ireland	—	5,328	—		5,328
Israel	—	176,763	—		176,763
Italy	95,745	1,221,989	—		1,317,734
Japan	—	7,619,553	—		7,619,553
Malaysia	—	54,018	0	§	54,018
Mexico	747,152	—	—		747,152
Netherlands	80,138	1,317,290	—		1,397,428
New Zealand	—	33,746	—		33,746
Norway	—	1,075,331	—		1,075,331
Philippines	—	20,361	—		20,361
Poland	—	134,471	—		134,471
Portugal	—	67,414	—		67,414
Russia	—	980,405	—		980,405
Singapore	—	44,301	—		44,301
South Africa	—	2,681,396	—		2,681,396
South Korea	453,120	2,995,148	—		3,448,268
Spain	—	700,443	—		700,443
Sweden	—	1,429,042	—		1,429,042
Switzerland	—	533,679	—		533,679
Taiwan	—	4,489,287	—		4,489,287
Thailand	—	1,740,640	—		1,740,640
Turkey	—	828,262	—		828,262
United Kingdom	1,194,237	4,536,606	—		5,730,843
United States	24,599,087	—	—		24,599,087

TOTAL COMMON STOCKS	27,339,786	55,467,963	8,854		82,816,603

Preferred Stocks
Brazil	—	133,115	—		133,115
Colombia	14,448	—	—		14,448
Germany	—	234,861	—		234,861
South Korea	—	488,023	—		488,023

TOTAL PREFERRED STOCKS	14,448	855,999	—		870,447

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$6,868,998	$—	$—	$6,868,998

TOTAL DEBT OBLIGATIONS	6,868,998	—	—	6,868,998

Rights/Warrants
Thailand	83	—	—	83

TOTAL RIGHTS/WARRANTS	83	—	—	83

Mutual Funds
United States	19,030,041	—	—	19,030,041

TOTAL MUTUAL FUNDS	19,030,041	—	—	19,030,041

Short-Term Investments	298,574	—	—	298,574

Total Investments	53,551,930	56,323,962	8,854	109,884,746

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	274,892	—	274,892

Total	$53,551,930	$56,598,854	$8,854	$110,159,638

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(237,284)	$—	$(237,284)
Futures Contracts
Equity Risk	(6,897,720)	—	—	(6,897,720)

Total	$(6,897,720)	$(237,284)	$—	$(7,135,004)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$11,304,572,870	$—	$—	$11,304,572,870
Short-Term Investments	6,056,829	—	—	6,056,829

Total Investments	11,310,629,699	—	—	11,310,629,699

Total	$11,310,629,699	$—	$—	$11,310,629,699

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$37,237,853	$—	$37,237,853
Austria	—	2,853,472	—	2,853,472
Belgium	—	3,425,561	—	3,425,561
Brazil	1,148,160	51,382,761	—	52,530,921
Canada	67,983,664	—	—	67,983,664
Chile	—	46,486	—	46,486
China	5,814,521	197,843,900	—	203,658,421
Colombia	683,753	—	—	683,753
Czech Republic	—	162,413	—	162,413
Denmark	3,514,610	9,634,741	—	13,149,351
Finland	—	14,937,397	—	14,937,397
France	6,495,676	52,566,705	—	59,062,381
Germany	—	66,332,102	—	66,332,102

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Greece	$—	$—	$0	§	$0	§
Hong Kong	—	11,255,596	—		11,255,596
Hungary	—	1,234,610	—		1,234,610
India	252,456	41,562,989	24,669		41,840,114
Indonesia	—	2,933,568	—		2,933,568
Ireland	1,287,816	—	—		1,287,816
Israel	—	1,441,355	—		1,441,355
Italy	7,236,849	18,527,523	—		25,764,372
Japan	—	190,976,660	—		190,976,660
Malaysia	—	1,765,041	—		1,765,041
Mexico	16,112,270	—	—		16,112,270
Netherlands	2,291,004	22,372,093	—		24,663,097
New Zealand	—	1,113,033	—		1,113,033
Norway	—	27,866,947	—		27,866,947
Pakistan	—	217,791	—		217,791
Peru	72,927	—	—		72,927
Philippines	—	952,901	—		952,901
Poland	—	4,967,015	—		4,967,015
Portugal	—	1,120,221	—		1,120,221
Qatar	—	1,225,911	—		1,225,911
Russia	931,029	35,966,040	—		36,897,069
Singapore	—	2,840,796	—		2,840,796
South Africa	—	46,920,178	—		46,920,178
South Korea	6,448,640	60,393,988	—		66,842,628
Spain	—	16,730,392	—		16,730,392
Sweden	—	41,823,800	—		41,823,800
Switzerland	163,212	34,730,912	—		34,894,124
Taiwan	3,989,003	81,718,702	—		85,707,705
Thailand	—	20,166,838	—		20,166,838
Turkey	—	22,926,010	—		22,926,010
United Arab Emirates	—	865,584	—		865,584
United Kingdom	11,756,479	98,948,327	—		110,704,806
United States	124,833,812	—	—		124,833,812

TOTAL COMMON STOCKS	261,015,881	1,229,988,212	24,669		1,491,028,762

Preferred Stocks
Brazil	—	9,483,641	—		9,483,641
Colombia	274,863	—	—		274,863
Germany	—	3,404,135	—		3,404,135
Russia	—	3,126,965	—		3,126,965
South Korea	—	11,942,948	—		11,942,948
Sweden	—	199,042	—		199,042
Taiwan	—	30,074	—		30,074

TOTAL PREFERRED STOCKS	274,863	28,186,805	—		28,461,668

Investment Funds
United States	4,107,799	—	—		4,107,799

TOTAL INVESTMENT FUNDS	4,107,799	—	—		4,107,799

Debt Obligations
Israel	—	1,068	—		1,068
United States	7,499,625	493,208,690	—		500,708,315

TOTAL DEBT OBLIGATIONS	7,499,625	493,209,758	—		500,709,383

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$1,076,913,252	$—	$—	$1,076,913,252

TOTAL MUTUAL FUNDS	1,076,913,252	—	—	1,076,913,252

Short-Term Investments	6,903,509	135,999,351	—	142,902,860

Total Investments	1,356,714,929	1,887,384,126	24,669	3,244,123,724

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,127,163	—	2,127,163
Futures Contracts
Equity Risk	292,758	—	—	292,758
Swap Contracts
Equity Risk	—	49,361	—	49,361

Total	$1,357,007,687	$1,889,560,650	$24,669	$3,246,593,006

Liability Valuation Inputs
Common Stocks
Brazil	$(4,500,566)	$—	$—	$(4,500,566)
Canada	(6,548,954)	—	—	(6,548,954)
Denmark	—	(513,929)	—	(513,929)
France	—	(661,829)	—	(661,829)
Germany	(561,078)	(2,114,471)	—	(2,675,549)
Israel	(414,183)	—	—	(414,183)
Italy	—	(4,125,992)	—	(4,125,992)
Japan	—	(7,492,146)	—	(7,492,146)
Netherlands	(609,150)	—	—	(609,150)
Norway	—	(38,959)	—	(38,959)
Peru	(584,004)	—	—	(584,004)
Singapore	—	(219,320)	—	(219,320)
Spain	—	(3,014,742)	—	(3,014,742)
Sweden	(434,434)	—	—	(434,434)
Switzerland	—	(1,976,079)	—	(1,976,079)
United Kingdom	—	(4,676,379)	—	(4,676,379)
United States	(172,014)	—	—	(172,014)

TOTAL COMMON STOCKS	(13,824,383)	(24,833,846)	—	(38,658,229)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,174,210)	—	(1,174,210)
Futures Contracts
Equity Risk	(16,968,203)	—	—	(16,968,203)
Swap Contracts
Equity Risk	—	(530,083)	—	(530,083)

Total	$(30,792,586)	$(26,538,139)	$—	$(57,330,725)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,909,600,411	$—	$—	$1,909,600,411
Debt Obligations
Asset-Backed Securities	—	48,861	—	48,861

TOTAL DEBT OBLIGATIONS	—	48,861	—	48,861

Short-term Investments	247,324	—	—	247,324

Total Investments	1,909,847,735	48,861	—	1,909,896,596

Total	$1,909,847,735	$48,861	$—	$1,909,896,596

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$447,758,314	$—	$—	$447,758,314
Short-term Investments	159,849	—	—	159,849

Total Investments	447,918,163	—	—	447,918,163

Total	$447,918,163	$—	$—	$447,918,163

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,637,244,238	$—	$—	$1,637,244,238
Short-term Investments	553,821	—	—	553,821

Total Investments	1,637,798,059	—	—	1,637,798,059

Total	$1,637,798,059	$—	$—	$1,637,798,059

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$121,063,947	$—	$121,063,947
Austria	—	10,987,713	—	10,987,713
Belgium	—	8,708,654	—	8,708,654
Brazil	7,252,442	147,179,089	—	154,431,531
Canada	238,206,800	—	—	238,206,800
China	35,826,977	917,102,057	—	952,929,034
Colombia	1,792,254	—	—	1,792,254
Czech Republic	—	313,484	—	313,484
Denmark	10,700,470	25,747,788	—	36,448,258
Finland	—	46,995,498	—	46,995,498
France	14,788,016	165,424,867	—	180,212,883
Germany	—	210,413,467	—	210,413,467
Hong Kong	—	32,782,743	—	32,782,743
Hungary	—	3,800,450	—	3,800,450
India	746,064	129,968,163	—	130,714,227
Indonesia	—	18,471,926	—	18,471,926
Ireland	4,577,346	36,546	—	4,613,892
Israel	—	2,653,116	—	2,653,116
Italy	20,313,023	69,856,568	—	90,169,591
Japan	—	604,833,159	—	604,833,159
Malaysia	—	4,608,477	—	4,608,477
Mexico	51,463,340	—	—	51,463,340
Netherlands	6,368,614	78,266,009	—	84,634,623
New Zealand	—	1,957,849	—	1,957,849
Norway	—	83,411,241	—	83,411,241
Pakistan	—	2,779,013	—	2,779,013
Peru	632,034	—	—	632,034
Philippines	—	8,361,844	—	8,361,844
Poland	—	55,546,782	—	55,546,782
Portugal	—	3,334,257	—	3,334,257
Qatar	—	24,050,773	—	24,050,773
Russia	8,287,184	290,601,741	—	298,888,925
Singapore	—	11,555,145	—	11,555,145
South Africa	—	199,251,060	—	199,251,060
South Korea	20,001,345	199,274,876	—	219,276,221

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$5,808,041	$50,413,396	$—	$56,221,437
Sweden	—	131,167,064	133,660	131,300,724
Switzerland	—	111,930,231	—	111,930,231
Taiwan	40,055,483	458,080,506	—	498,135,989
Thailand	—	79,010,331	—	79,010,331
Turkey	469,920	184,498,486	—	184,968,406
United Arab Emirates	—	11,751,693	—	11,751,693
United Kingdom	54,557,692	310,534,512	—	365,092,204
United States	790,847,362	911,518	18,574,603	810,333,483

TOTAL COMMON STOCKS	1,312,694,407	4,817,636,039	18,708,263	6,149,038,709

Preferred Stocks
Brazil	—	26,812,216	—	26,812,216
Colombia	3,664,927	—	—	3,664,927
Germany	—	16,744,199	—	16,744,199
Russia	—	23,001,376	—	23,001,376
South Korea	—	40,521,273	9,731	40,531,004
Sweden	—	581,194	—	581,194
Taiwan	—	418,527	—	418,527

TOTAL PREFERRED STOCKS	3,664,927	108,078,785	9,731	111,753,443

Rights/Warrants
Canada	56,373	—	—	56,373
United States	—	—	130,841	130,841

TOTAL RIGHTS/WARRANTS	56,373	—	130,841	187,214

Investment Funds
United States	83,964,067	—	—	83,964,067

TOTAL INVESTMENT FUNDS	83,964,067	—	—	83,964,067

Debt Obligations
Israel	—	4,161	—	4,161
Italy	—	3,127,178	—	3,127,178
Jamaica	—	6,374,814	—	6,374,814
Luxembourg	—	—	6,881,968	6,881,968
Puerto Rico	—	19,349,251	—	19,349,251
Saint Lucia	—	—	4,785,000	4,785,000
Spain	—	—	2,611,123	2,611,123
United Kingdom	—	1,308,750	—	1,308,750
United States	599,707,567	1,562,958,450	84,701,174	2,247,367,191

TOTAL DEBT OBLIGATIONS	599,707,567	1,593,122,604	98,979,265	2,291,809,436

Short-Term Investments	80,973,852	376,767,864	—	457,741,716
Purchased Options	3,865,940	186,959	—	4,052,899

Total Investments	2,084,927,133	6,895,792,251	117,828,100	9,098,547,484

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	12,750,120	—	12,750,120
Futures Contracts
Equity Risk	3,735,868	—	—	3,735,868
Swap Contracts
Equity Risk	—	165,708	—	165,708
Interest Rate Risk	—	8,486,079	—	8,486,079

Total	$2,088,663,001	$6,917,194,158	$117,828,100	$9,123,685,259

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs
Common Stocks
Belgium	$—	$(123,037)	$—	$(123,037)
Brazil	(15,746,401)	—	—	(15,746,401)
Canada	(18,065,828)	—	—	(18,065,828)
China	(67,965,811)	—	—	(67,965,811)
Denmark	—	(1,061,143)	—	(1,061,143)
France	—	(3,901,393)	—	(3,901,393)
Germany	(1,521,828)	(8,891,959)	—	(10,413,787)
Israel	(1,131,383)	—	—	(1,131,383)
Italy	—	(10,620,369)	—	(10,620,369)
Japan	—	(22,252,934)	—	(22,252,934)
Netherlands	(1,781,600)	—	—	(1,781,600)
Peru	(1,769,817)	—	—	(1,769,817)
Singapore	—	(861,551)	—	(861,551)
Spain	—	(5,532,063)	—	(5,532,063)
Sweden	(994,994)	—	—	(994,994)
Switzerland	—	(7,327,539)	—	(7,327,539)
United Kingdom	—	(15,264,909)	—	(15,264,909)
United States	(113,247,804)	—	—	(113,247,804)

Total Common Stocks	(222,225,466)	(75,836,897)	—	(298,062,363)

Debt Obligations
United States	—	(21,939,000)	—	(21,939,000)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(8,758,319)	—	(8,758,319)
Futures Contracts
Equity Risk	(76,378,537)	—	—	(76,378,537)
Written Options
Equity Risk	(5,170,550)	—	—	(5,170,550)
Swap Contracts
Credit Risk	—	(100,329)	—	(100,329)
Equity Risk	—	(1,860,580)	—	(1,860,580)
Interest Rate Risk	—	(3,698,846)	—	(3,698,846)

Total	$(303,774,553)	$(112,193,971)	$—	$(415,968,524)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$572,664,688	$—	$—	$572,664,688
Short-Term Investments	212,489	—	—	212,489

Total Investments	572,877,177	—	—	572,877,177

Total	$572,877,177	$—	$—	$572,877,177

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$929,690,031	$—	$—	$929,690,031
Short-Term Investments	315,278	—	—	315,278

Total Investments	930,005,309	—	—	930,005,309

Total	$930,005,309	$—	$—	$930,005,309

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$765,547,895	$—	$—	$765,547,895
U.S. Government Agency	261,226,766	—	—	261,226,766

TOTAL DEBT OBLIGATIONS	1,026,774,661	—	—	1,026,774,661

Short-Term Investments	47,590,173	157,126,430	—	204,716,603

Total Investments	1,074,364,834	157,126,430	—	1,231,491,264

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,103,021	—	6,103,021
Futures Contracts
Equity Risk	13,194,153	19,466,197	—	32,660,350
Interest Rate Risk	3,431,950	—	—	3,431,950
Physical Commodity Contract Risk	2,939,664	—	—	2,939,664

Total	$1,093,930,601	$182,695,648	$—	$1,276,626,249

Liability Valuation Inputs
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,670,312)	$—	$(6,670,312)
Futures Contracts
Equity Risk	(21,016,238)	(3,228,202)	—	(24,244,440)
Interest Rate Risk	(1,401,161)	—	—	(1,401,161)
Physical Commodity Contract Risk	(890,300)	—	—	(890,300)

Total	$(23,307,699)	$(9,898,514)	$—	$(33,206,213)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$—	$—	$45,594	$45,594
Netherlands	19,977,500	—	—	19,977,500
United States	324,319,744	—	—	324,319,744

TOTAL COMMON STOCKS	344,297,244	—	45,594	344,342,838

Short-term Investments	67,071,746	—	—	67,071,746

Total Investments	411,368,990	—	45,594	411,414,584

Total	$411,368,990	$—	$45,594	$411,414,584

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$901,588	$—	$901,588
Austria	—	23,772	—	23,772
Belgium	—	32,795	—	32,795
Brazil	—	2,773,425	—	2,773,425
Canada	1,528,480	—	—	1,528,480
China	169,167	4,961,753	—	5,130,920
Denmark	616,770	269,322	—	886,092
France	364,592	1,710,819	—	2,075,411
Germany	—	1,056,679	—	1,056,679
Hong Kong	—	240,038	—	240,038

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
India	$97,968	$143,350	$—		$241,318
Indonesia	—	19,347	—		19,347
Ireland	41,994	—	—		41,994
Italy	494,928	1,157,457	—		1,652,385
Japan	—	8,156,637	—		8,156,637
Luxembourg	25,083	—	—		25,083
Malta	—	—	0	§	0 §
Mexico	61,161	—	—		61,161
Netherlands	—	372,759	—		372,759
Norway	—	715,348	—		715,348
Philippines	—	12,841	—		12,841
Poland	—	8,399	—		8,399
Portugal	—	28,491	—		28,491
Russia	—	162,924	—		162,924
South Africa	—	1,273,884	—		1,273,884
South Korea	727,040	1,188,910	—		1,915,950
Spain	—	365,634	—		365,634
Sweden	—	2,775,616	—		2,775,616
Switzerland	—	404,110	—		404,110
Taiwan	—	1,469,116	—		1,469,116
Thailand	—	3,663	—		3,663
Turkey	—	223,391	—		223,391
United Kingdom	—	4,614,789	—		4,614,789
United States	93,788,381	—	—		93,788,381

TOTAL COMMON STOCKS	97,915,564	35,066,857	0	§	132,982,421

Preferred Stocks
Germany	—	454,754	—		454,754

TOTAL PREFERRED STOCKS	—	454,754	—		454,754

Debt Obligations
United States	—	74,291,096	—		74,291,096

TOTAL DEBT OBLIGATIONS	—	74,291,096	—		74,291,096

Mutual Funds
United States	732,670,871	—	—		732,670,871

TOTAL MUTUAL FUNDS	732,670,871	—	—		732,670,871

Short-term Investments	3,656,519	—	—		3,656,519

Total Investments	834,242,954	109,812,707	0	§	944,055,661

Derivatives^
Swap Contracts
Equity Risk	—	15,442	—		15,442

Total	$834,242,954	$109,828,149	$0	§	$944,071,103

Liability Valuation Inputs
Common Stocks
Brazil	$(553,628)	$—	$—		$(553,628)
Canada	(726,312)	—	—		(726,312)
France	—	(136,058)	—		(136,058)
Germany	—	(786,079)	—		(786,079)
Israel	(21,516)	—	—		(21,516)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Italy	$—	$(138,131)	$—	$(138,131)
Japan	—	(1,136,188)	—	(1,136,188)
Netherlands	—	(30,482)	—	(30,482)
Peru	(138,879)	—	—	(138,879)
Portugal	—	(77,984)	—	(77,984)
Spain	—	(291,164)	—	(291,164)
Switzerland	—	(796,855)	—	(796,855)
United Kingdom	—	(671,844)	—	(671,844)
United States	(12,976,103)	—	—	(12,976,103)

TOTAL COMMON STOCKS	(14,416,438)	(4,064,785)	—	(18,481,223)

Derivatives^
Swap Contracts
Equity Risk	—	(80,530)	—	(80,530)

Total	$(14,416,438)	$(4,145,315)	$—	$(18,561,753)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2019.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2019.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2018		Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of February 28, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2019
Alpha Only Fund
Common Stocks
India	$—		$8,451	$—	$—	$—	$403	$—	$—		$8,854	$403
Rights/Warrants
Brazil	5,671		—	0	—	0	(5,671)	—	—		—	—

Total Investments	$5,671		$8,451	$0	$—	$0	$(5,268)	$—	$—		$8,854	$403

Benchmark-Free Fund
Common Stocks
India	$—		$34,324	$—	$—	$—	$(9,655)	$—	$—		$24,669	$(9,655)
Rights/Warrants
Brazil	113,625		—	—	—	—	(113,625)	—	—		—	—

Total Investments	$113,625		$34,324	$—	$—	$—	$(123,280)	$—	$—		$24,669	$(9,655)

Consolidated Implementation Fund
Common Stocks
United Kingdom	$0	§	$—	$0	$—	$(235,198)	$235,198	$—	$—		$—	$—
Sweden	—		158,713	(39,845)	—	(8,049)	22,841	—	—		133,660	22,841
United States	—		19,812,531	(1,280,763)	—	478,893	(436,058)	—	—		18,574,603	(436,058)
Preferred Stocks
South Korea	—		6,907	—	—	—	2,824	—	—		9,731	2,824
Rights/Warrants
Brazil	203,741		—	0	—	0	(203,741)	—	—		—	—
Canada	217,232		—	—	—	—	(160,859)	—	(56,373	)‡	—	—
United States	48,966		—	(6,110)	—	(105,144)	193,129	—	—		130,841	104,673
Debt Obligations
Bank Loans
Luxembourg	—		8,288,900	(60,971)	67,083	1,620	(1,414,664)				6,881,968	(1,414,664)
Saint Lucia	—		5,170,000	—	4,427	—	(389,427)	—	—		4,785,000	(389,427)
Spain	6,460,857		1,914,595	(6,248,235)	(12,880)	(121,660)	(162,022)				1,830,655	(14,279)
United States	24,534,800		81,121,357	(18,595,542)	391,611	324,176	(3,075,228)	—	—		84,701,174	(2,800,518)
Corporate Debt
Brazil	30,260,306		—	(27,088,798)	5,152,097	(17,181,152)	8,857,547	—	—		—	—
Spain	2,788,545		129,315	(2,028,987)	(6,871)	(7,991)	(93,543)	—	—		780,468	(13,948)
United States	1,269,450		1,694,560	(3,010,990)	52,721	72,661	(78,402)	—	—		—	—

Total Investments	$65,783,897		$118,296,878	$(58,360,241)#	$5,648,188	$(16,781,844)	$3,297,595	$—	$(56,373	)‡	$117,828,100	$(4,938,556)

Consolidated Special Opportunities Fund
Common Stocks
Canada	$70,137		$—	$—	$—	$—	$(24,543)	$—	$—		$45,594	$(24,543)

Total Investments	$70,137		$—	$—	$—	$—	$(24,543)	$—	$—		$45,594	$(24,543)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at February 28, 2018.
#	Includes $19,743,658 of proceeds received from partial calls, principal paydowns and payups as applicable.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of February 28, 2019, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Weighted Average Maturity (days)
Benchmark-Free Fund	Nomura Securities International Inc.	135,999,351	1.0
Consolidated Implementation Fund	Daiwa Capital Markets America Inc.	220,098,454	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 28, 2019, the Fund listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Implementation Fund	5,539,782	5,586,500

As of February 28, 2019, Implementation Fund had investments in reverse repurchase agreements with Barclays Bank plc with a gross value of $5,539,782. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of February 28, 2019, the reverse repurchase agreements held by Implementation Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		February 28, 2019

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Implementation Fund
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$5,539,782	$5,539,782

Total borrowings	$—	$—	$—	$—	$5,539,782	$5,539,782

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments. Some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of February 28, 2019:

Fund Name	Value of securities on loan ($)
Benchmark-Free Fund	32,574,247
Implementation Fund	104,043,451
Strategic Opportunities Allocation Fund	16,971,869

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2019, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Interest, Accretion and amortization							X
Capital loss carry forwards	X	X	X	X	X	X	X	X	X	X
Controlled foreign corporation transactions										X	X
Derivative contract transactions	X		X				X			X
Dividend income and withholding tax reclaim reserves	X
Losses on security sales	X
Foreign currency transactions	X		X				X			X	X
Gain/losses on underlying fund shares		X	X	X
Late year ordinary losses		X								X	X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X		X	X
Mutual fund distributions received		X	X		X	X
Passive foreign investment company transactions	X		X				X
Post-October capital losses	X		X					X	X	X	X	X
Net operating losses											X

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2019			Tax year ended February 28, 2018

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Alpha Only Fund	5,000,529	—	5,000,529	2,783,432	—	2,783,432
Benchmark-Free Allocation Fund	393,567,606	8,785,485	402,353,091	322,832,993	—	322,832,993
Benchmark-Free Fund	122,727,936	—	122,727,936	126,068,577	—	126,068,577
Global Asset Allocation Fund	66,965,936	—	66,965,936	61,208,240	—	61,208,240
Global Developed Equity Allocation Fund	11,897,305	—	11,897,305	18,007,301	—	18,007,301
Global Equity Allocation Fund	50,339,578	—	50,339,578	70,822,350	—	70,822,350
Consolidated Implementation Fund	409,637,549	—	409,637,549	335,144,868	—	335,144,868
International Developed Equity Allocation Fund	20,108,519	—	20,108,519	20,807,945	—	20,807,945
International Equity Allocation Fund	30,650,233	—	30,650,233	33,024,114	—	33,024,114
Consolidated SGM Major Markets Fund	5,400,553	—	5,400,553	848,834	57,139,048	57,987,882
Consolidated Special Opportunities Fund	15,205,483	214,572,088	229,777,571	56,976,778	11,200,272	68,177,050
Strategic Opportunities Allocation Fund	34,066,356	57,808,580	91,874,936	57,130,828	—	57,130,828

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2019, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Alpha Only Fund	312,065	2,130,677	—	(373,422,424)	(1,965,111)
Benchmark-Free Allocation Fund	3,342,528	2,911,403	(11,307,332)	—	(98,965)
Benchmark-Free Fund	7,793,017	—	—	(221,613,106)	(11,239,951)
Global Asset Allocation Fund	3,791,340	—	—	(160,705,118)	—
Global Developed Equity Allocation Fund	1,573,822	5,176,611	(1,114)	(52,001,414)	—
Global Equity Allocation Fund	2,802,255	—	(4,039)	(99,859,110)	—
Consolidated Implementation Fund	13,475,918	—	—	(595,593,725)	—
International Developed Equity Allocation Fund	174,517	—	(1,416)	(66,436,886)	(4,530,969)
International Equity Allocation Fund	1,564,936	—	(2,282)	(55,753,502)	(1,805,353)
Consolidated SGM Major Markets Fund	7,681,853	—	—	(27,805,774)	—
Consolidated Special Opportunities Fund	313,483	189,454	(318,293)	—	(7,278,023)
Strategic Opportunities Allocation Fund	—	13,372,403	(151,871)	—	(2,353,035)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

As of February 28, 2019, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2019, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Alpha Only Fund	(222,208,680)	(151,213,744)
Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	(46,025,198)	(175,587,908)
Global Asset Allocation Fund	—	(160,705,118)
Global Developed Equity Allocation Fund	—	(52,001,414)
Global Equity Allocation Fund	—	(99,859,110)
Consolidated Implementation Fund	(595,593,725)	—
International Developed Equity Allocation Fund	—	(66,436,886)
International Equity Allocation Fund	—	(55,753,502)
Consolidated SGM Major Markets Fund	(12,421,921)	(15,383,853)
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	—
As of February 28, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	112,363,544	2,857,117	(5,335,915)	(2,478,798)	(1,082)
Benchmark-Free Allocation Fund	11,410,152,277	—	(99,522,578)	(99,522,578)	—
Benchmark-Free Fund	3,195,017,005	129,534,960	(119,086,470)	10,448,490	3,633
Global Asset Allocation Fund	2,041,096,753	30,994,632	(162,194,789)	(131,200,157)	—
Global Developed Equity Allocation Fund	477,609,868	10,308,494	(40,000,199)	(29,691,705)	—
Global Equity Allocation Fund	1,807,138,044	36,329,442	(205,669,427)	(169,339,985)	—
Consolidated Implementation Fund	8,876,212,566	388,261,980	(485,928,425)	(97,666,445)	3,848,745
International Developed Equity Allocation Fund	700,980,520	6,049,781	(134,153,124)	(128,103,343)	—
International Equity Allocation Fund	1,047,176,257	24,381,727	(141,552,675)	(117,170,948)	—
Consolidated SGM Major Markets Fund	1,238,465,990	43,698,710	(50,673,436)	(6,974,726)	2,348,627
Consolidated Special Opportunities Fund	305,758,009	111,586,661	(5,930,086)	105,656,575	—
Strategic Opportunities Allocation Fund	938,199,106	10,087,238	(22,711,906)	(12,624,668)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman (“BBH”) served as Alpha Only Fund’s custodian and fund accounting agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

As of February 28, 2019, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	—	—	—	—	—	—	—	—	—	0.50%	—
Redemption Fee	—	—	—	—	—	—	—	—	—	—	0.50%	—

(a)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.18%, 0.13% and 0.11%, respectively, of the amount invested or redeemed.

(b)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.18%, 0.13% and 0.14%, respectively, of the amount invested or redeemed.

(c)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.15%, 0.14% and 0.11%, respectively, of the amount invested or redeemed.

(d)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.

(e)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.19% and 0.11%, respectively, of the amount invested or redeemed.

(f)

For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.

(g)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fees on cash redemptions.

(h)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.27% and 0.20%, respectively, of the amount invested or redeemed.

(i)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.14% and 0.06% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount and is effective for fiscal years beginning after December 15, 2018. GMO is currently evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

In August 2018, the FASB issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have adopted the modifications and removals under this amendment, resulting in modifications of disclosures in Note 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and

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indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its

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affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin

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requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the

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option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

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• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) or in a wholly-owned subsidiary of a GMO Fund are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, and may incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person

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may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies heavily on quantitative models in making investment decisions for SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

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Notes to Financial Statements — (Continued)

February 28, 2019

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. Considerable uncertainty exists over the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond. War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment

GMO Trust Funds

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February 28, 2019

programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, the U.S. Federal Reserve recently has increased interest rates and continued economic recovery, and the Federal Reserve’s conclusion of its quantitative easing program increase the likelihood that interest rates will increase in the United States and throughout the financial system. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not diversified.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Benchmark-Free Allocation Fund, Benchmark-Free Fund and Implementation Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

During the year ended February 28, 2019, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Consolidated Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Alpha Only Fund and Special Opportunities Fund are not limited in the use of derivatives or in the total notional value of their derivative positions. As a result of their derivative positions, Alpha Only Fund and Special Opportunities Fund may have gross investment exposures in excess of their net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund and Special Opportunities Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying their derivatives even though they do not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

*  *  *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

For Funds that held derivatives during the year ended February 28, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Consolidated Special Opportunities Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Substitute for direct investment				X	X
Adjust interest rate exposure			X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment			X
Options (Written)
Substitute for direct equity investment		X	X		X
Adjust interest rate exposure			X
Swap contracts
Adjust interest rate exposure		X	X
Substitute for direct investment in securities		X	X			X
Achieve exposure to a reference entity’s credit			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X			X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2019 and the Statements of Operations for the year ended February 28, 2019^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$83	$—	$—	$—	$83
Unrealized Appreciation on Forward Currency Contracts	—	—	—	274,892	—	—	274,892

Total	$—	$—	$83	$274,892	$—	$—	$274,975

Derivatives not subject to Master Agreements	$—	$—	$83	$—	$—	$—	$83

Total subject to Master Agreements	$—	$—	$—	$274,892	$—	$—	$274,892

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(237,284)	$—	$—	$(237,284)
Unrealized Depreciation on Futures Contracts¤	—	—	(6,897,720)	—	—	—	(6,897,720)

Total	$—	$—	$(6,897,720)	$(237,284)	$—	$—	$(7,135,004)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(6,897,720)	$(237,284)	$—	$—	$(7,135,004)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$2,212	$—	$—	$—	$2,212
Forward Currency Contracts	—	—	—	2,422,436	—	—	2,422,436
Futures Contracts	—	—	(2,804,770)	—	—	—	(2,804,770)

Total	$—	$—	$(2,802,558)	$2,422,436	$—	$—	$(380,122)

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(5,588)	$—	$—	$—	$(5,588)
Forward Currency Contracts	—	—	—	(100,196)	—	—	(100,196)
Futures Contracts	—	—	(1,579,883)	—	—	—	(1,579,883)

Total	$—	$—	$(1,585,471)	$(100,196)	$—	$—	$(1,685,667)

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,127,163	$—	$—	$2,127,163
Unrealized Appreciation on Futures Contracts¤	—	—	292,758	—	—	—	292,758
Swap Contracts, at value¤	—	—	49,361	—	—	—	49,361

Total	$—	$—	$342,119	$2,127,163	$—	$—	$2,469,282

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$342,119	$2,127,163	$—	$—	$2,469,282

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,174,210)	$—	$—	$(1,174,210)
Unrealized Depreciation on Futures Contracts¤	—	—	(16,968,203)	—	—	—	(16,968,203)
Swap Contracts, at value¤	—	—	(530,083)	—	—	—	(530,083)

Total	$—	$—	$(17,498,286)	$(1,174,210)	$—	$—	$(18,672,496)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(17,498,286)	$(1,174,210)	$—	$—	$(18,672,496)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(101,568)	$—	$—	$—	$(101,568)
Forward Currency Contracts	—	—	—	9,610,617	—	—	9,610,617
Futures Contracts	—	—	12,719,748	—	—	—	12,719,748
Written Options	—	—	1,615,644	—	—	—	1,615,644
Swap Contracts	—	—	663,347	—	(19,228)	—	644,119

Total	$—	$—	$14,897,171	$9,610,617	$(19,228)	$—	$24,488,560

Change in Net Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$(128,946)	$—	$—	$—	$(128,946)
Forward Currency Contracts	—	—	—	4,239,462	—	—	4,239,462
Futures Contracts	—	—	(19,975,761)	—	—	—	(19,975,761)
Swap Contracts	—	—	(480,722)	—	—	—	(480,722)

Total	$—	$—	$(20,585,429)	$4,239,462	$—	$—	$(16,345,967)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$3,865,940	$—	$186,959	$—	$4,052,899
Investments, at value (rights and/or warrants)	—	—	187,214	—	—	—	187,214
Unrealized Appreciation on Forward Currency Contracts	—	—	—	12,750,120	—	—	12,750,120
Unrealized Appreciation on Futures Contracts¤	—	—	3,735,868	—	—	—	3,735,868
Swap Contracts, at value¤	—	—	165,708	—	8,486,079	—	8,651,787

Total	$—	$—	$7,954,730	$12,750,120	$8,673,038	$—	$29,377,888

Derivatives not subject to Master Agreements	$—	$—	$187,214	$—	$—	$—	$187,214

Total subject to Master Agreements	$—	$—	$7,767,516	$12,750,120	$8,673,038	$—	$29,190,674

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(8,758,319)	$—	$—	$(8,758,319)
Unrealized Depreciation on Futures Contracts¤	—	—	(76,378,537)	—	—	—	(76,378,537)
Written Options, at value	—	—	(5,170,550)	—	—	—	(5,170,550)
Swap Contracts, at value¤	(100,329)	—	(1,860,580)	—	(3,698,846)	—	(5,659,755)

Total	$(100,329)	$—	$(83,409,667)	$(8,758,319)	$(3,698,846)	$—	$(95,967,161)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(100,329)	$—	$(83,409,667)	$(8,758,319)	$(3,698,846)	$—	$(95,967,161)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(2,744,502)	$—	$—	$—	$(2,744,502)
Investments (rights and/or warrants)	—	—	(148,527)	—	—	—	(148,527)
Futures Contracts	—	—	48,918,671	—	(178,212)	—	48,740,459
Written Options	—	—	10,347,885	—	585,000	—	10,932,885
Forward Currency Contracts	—	—	—	55,055,030	—	—	55,055,030
Swap Contract	2,351,473	—	2,054,350	—	10,149,766	—	14,555,589

Total	$2,351,473	$—	$58,427,877	$55,055,030	$10,556,554	$—	$126,390,934

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(2,053,535)	$(540,302)	$(781,808)	$—	$(3,375,645)
Investments (rights and/or warrants)	—	—	(291,292)	—	—	—	(291,292)
Forward Currency Contracts	—	—	—	28,741,915	—	—	28,741,915
Futures Contracts	—	—	(93,397,948)	—	70,196	—	(93,327,752)
Written Options	(14,062)	—	(808,368)	171,668	—	—	(650,762)
Swap Contracts	1,042,536	—	(1,655,068)	—	8,224,310	—	7,611,778

Total	$1,028,474	$—	$(98,206,211)	$28,373,281	$7,512,698	$—	$(61,291,758)

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$6,103,021	$—	$—	$6,103,021
Unrealized Appreciation on Futures Contracts¤	—	2,939,664	32,660,350	—	3,431,950	—	39,031,964

Total	$—	$2,939,664	$32,660,350	$6,103,021	$3,431,950	$—	$45,134,985

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$2,939,664	$32,660,350	$6,103,021	$3,431,950	$—	$45,134,985

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,670,312)	$—	$—	$(6,670,312)
Unrealized Depreciation on Futures Contracts¤	—	(890,300)	(24,244,440)	—	(1,401,161)	—	(26,535,901)

Total	$—	$(890,300)	$(24,244,440)	$(6,670,312)	$(1,401,161)	$—	$(33,206,213)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(890,300)	$(24,244,440)	$(6,670,312)	$(1,401,161)	$—	$(33,206,213)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$61,512,674	$—	$—	$61,512,674
Futures Contracts	—	(6,892,609)	(73,730,660)	—	(14,986,602)	—	(95,609,871)

Total	$—	$(6,892,609)	$(73,730,660)	$61,512,674	$(14,986,602)	$—	$(34,097,197)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(12,194,817)	$—	$—	$(12,194,817)
Futures Contracts	—	3,431,651	29,274,283	—	8,235,692	—	40,941,626

Total	$—	$3,431,651	$29,274,283	$(12,194,817)	$8,235,692	$—	$28,746,809

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$(1,169,451)	$—	$—	$—	$—	$(1,169,451)
Written Options	—	—	164,989	—	—	—	164,989

Total	$—	$(1,169,451)	$164,989	$—	$—	$—	$(1,004,462)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(4,181)	$—	$—	$(4,181)
Futures Contracts	—	1,067,000	—	—	—	—	1,067,000

Total	$—	$1,067,000	$—	$(4,181)	$—	$—	$1,062,819

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$15,442	$—	$—	$—	$15,442

Total	$—	$—	$15,442	$—	$—	$—	$15,442

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$15,442	$—	$—	$—	$15,442

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(80,530)	$—	$—	$—	$(80,530)

Total	$—	$—	$(80,530)	$—	$—	$—	$(80,530)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(80,530)	$—	$—	$—	$(80,530)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(35)	$—	$—	$—	$(35)
Swap Contracts	—	—	115,752	—	—	—	115,752

Total	$—	$—	$115,717	$—	$—	$—	$115,717

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(65,088)	$—	$—	$—	$(65,088)

Total	$—	$—	$(65,088)	$—	$—	$—	$(65,088)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2019, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2019:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$45,681	$—	$(13,503)	$32,178
Barclays Bank plc	96,376	—	—	96,376
JPMorgan Chase Bank, N.A.	129,711	—	129,711	—
State Street Bank and Trust Company	3,124	—	—	3,124

Total	$274,892	$—	$116,208	$131,678

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$13,503	$—	$13,503	$—
Goldman Sachs International	993	—	—	993
JPMorgan Chase Bank, N.A.	222,788	(27,976)	(129,711)	65,101

Total	$237,284	$(27,976)	$(116,208)	$66,094

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$164,956	$(6,822)	$—	$158,134
Barclays Bank plc	265,456	(236,635)	(28,821)	—	*
Goldman Sachs International	272,800	(139,984)	(10,137)	122,679
JPMorgan Chase Bank, N.A.	1,423,951	(521,067)	(882,957)	19,927
Morgan Stanley Capital Services LLC	49,361	—	49,361	—

Total	$2,176,524	$(904,508)	$(872,554)	$300,740

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$28,821	$—	$28,821	$—
Citibank N.A.	228,160	—	—	228,160
Goldman Sachs International	10,137	—	10,137	—
JPMorgan Chase Bank, N.A.	882,957	—	882,957	—
Morgan Stanley Capital Services LLC	530,083	(480,722)	(49,361)	—	*
Morgan Stanley & Co. International PLC	24,135	(24,135)	—	—	*

Total	$1,704,293	$(504,857)	$872,554	$228,160

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,288,535	$(645,751)	$(452,841)	$189,943
Barclays Bank plc	1,505,402	—	1,505,402	—
Goldman Sachs International	1,409,190	(522,138)	(661,603)	225,449
JPMorgan Chase Bank, N.A.	5,509,981	(905,953)	(4,376,059)	227,969
Morgan Stanley Capital Services LLC	165,708	—	165,708	—
Morgan Stanley & Co. International PLC	3,195,260	(430,000)	(1,440,959)	1,324,301
Morgan Stanley & Co. LLC	3,865,940	—	3,865,940	—
State Street Bank and Trust Company	28,711	—	—	28,711

Total	$16,968,727	$(2,503,842)	$(1,394,412)	$1,996,373

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$452,841	$—	$452,841	$—
Barclays Bank plc	1,818,579	(313,177)	(1,505,402)	—	*
Citibank N.A.	80,917	(55,975)	—	24,942
Goldman Sachs International	661,603	—	661,603	—
JPMorgan Chase Bank, N.A.	4,376,059	—	4,376,059	—
Morgan Stanley Capital Services LLC	1,888,270	(1,722,562)	(165,708)	—	*
Morgan Stanley & Co. International PLC	1,440,959	—	1,440,959	—
Morgan Stanley & Co. LLC	5,170,550	(1,304,610)	(3,865,940)	—	*

Total	$15,889,778	$(3,396,324)	$1,394,412	$24,942

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$196,552	$—	$196,552	$—
Deutsche Bank AG	327,495	(300,000)	—	27,495
Goldman Sachs International	183,850	—	183,850	—
JPMorgan Chase Bank, N.A.	481,069	—	481,069	—
Morgan Stanley & Co. International PLC	2,635,776	—	2,635,776	—
State Street Bank and Trust Company	434,306	—	(63,663)	370,643
UBS	1,843,973	(1,018,350)	(13,164)	812,459

Total	$6,103,021	$(1,318,350)	$3,420,420	$1,210,597

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$606,348	$(409,796)	$(196,552)	$—	*
Barclays Bank plc	1,708,982	(1,204,542)	—	504,440
Goldman Sachs International	350,286	(166,436)	(183,850)	—	*
JPMorgan Chase Bank, N.A.	1,146,794	(665,725)	(481,069)	—	*
Morgan Stanley & Co. International PLC	2,781,075	(145,299)	(2,635,776)	—	*
State Street Bank and Trust Company	63,663	—	63,663	—
UBS	13,164	—	13,164	—

Total	$6,670,312	$(2,591,798)	$(3,420,420)	$504,440

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley Capital Services LLC	$15,442	$—	$15,442	$—

Total	$15,442	$—	$15,442	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC	$80,530	$—	$(15,442)	$65,088

Total	$80,530	$—	$(15,442)	$65,088

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2019:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	30,994,899	124,692,478	—	—	—	690
Benchmark-Free Fund	183,920,767	291,393,119	18,232,322	—	13	127,811
Consolidated Implementation Fund	1,636,036,582	1,362,346,352	2,010,755,190	39,659,717	50,782	910,559
Consolidated SGM Major Markets Fund	1,162,825,505	2,138,388,177	—	—	—	—
Consolidated Special Opportunities Fund	1,949,988	678,682	—	—	825	—
Strategic Opportunities Allocation Fund	—	—	2,196,154	—	—	8,254

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class MF
Alpha Only Fund	0.15%	0.10%
Benchmark-Free Allocation Fund	0.15%	0.10%			0.10%
SGM Major Markets Fund	0.15%	0.10%		0.055%
Special Opportunities Fund	0.15%*	0.10%*	0.085%*	0.055%

*	Class is offered but has no shareholders as of February 28, 2019.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Special Opportunities Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the year ended February 28, 2019, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2019, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring during year ending February 28, 2020	Expiring during year ending February 29, 2021	Expiring during year ending February 28, 2022
Consolidated Special Opportunities Fund, Class VI	$—	$—	$—

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2019 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2019 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	3,512	384
Benchmark-Free Allocation Fund	280,796	28,243
Benchmark-Free Fund	83,426	8,919
Global Asset Allocation Fund	48,424	5,102
Global Developed Equity Allocation Fund	9,921	1,041
Global Equity Allocation Fund	44,478	4,769
Consolidated Implementation Fund	232,799	23,884
International Developed Equity Allocation Fund	13,824	1,443
International Equity Allocation Fund	22,406	2,403
Consolidated SGM Major Markets Fund	37,039	3,844
Consolidated Special Opportunities Fund	15,173	1,872
Strategic Opportunities Allocation Fund	24,732	2,565

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2019 these indirect fees and expenses expressed as a percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Alpha Only Fund	< 0.001%	0.000%	0.000%		< 0.001%
Benchmark-Free Allocation Fund	0.147%	0.013%	0.077%	*	0.237%
Benchmark-Free Fund	0.217%	0.019%	0.001%		0.237%
Global Asset Allocation Fund	0.420%	0.068%	0.001%		0.489%
Global Developed Equity Allocation Fund	0.445%	0.071%	0.000%		0.516%
Global Equity Allocation Fund	0.490%	0.069%	0.000%		0.559%
Consolidated Implementation Fund	0.000%	0.000%	0.000%		0.000%
International Developed Equity Allocation Fund	0.524%	0.087%	0.000%		0.611%
International Equity Allocation Fund	0.570%	0.078%	0.000%		0.648%
Consolidated SGM Major Markets Fund	0.001%	0.000%	0.000%		0.001%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%		0.000%
Strategic Opportunities Allocation Fund	0.386%	0.059%	0.001%		0.446%

*	Includes indirect dividend expense on short sales and borrowing costs for investments sold short.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2019, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2019 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	7,249,240	307,119,004	374,653	407,777,905
Benchmark-Free Allocation Fund	—	2,180,730,656	—	3,621,594,489
Benchmark-Free Fund	486,031,238	1,549,535,113	1,034,507,685	1,911,676,779
Global Asset Allocation Fund	—	506,127,900	—	902,133,455
Global Developed Equity Allocation Fund	—	70,272,948	—	28,804,638
Global Equity Allocation Fund	—	209,412,693	—	623,609,214
Consolidated Implementation Fund	1,859,065,123	8,286,610,151	2,680,467,878	8,251,379,783
International Developed Equity Allocation Fund	—	60,764,086	—	52,317,921
International Equity Allocation Fund	—	82,900,057	—	153,116,340
Consolidated SGM Major Markets Fund	798,067,158	57,075,865	320,371,243	1,129,705,815
Consolidated Special Opportunities Fund	—	136,009,756	—	633,917,946
Strategic Opportunities Allocation Fund	36,023,662	368,183,733	69,410,722	605,741,900

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions in accordance with U.S. GAAP for the year ended February 28, 2019. In-kind purchases and sales of securities, including short-term investments, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Consolidated Implementation Fund	—	210,796,589*	(1,571,191)*
Consolidated SGM Major Markets Fund	1,017,970,052	—	—
Strategic Opportunities Allocation Fund	76,103,884	—	—

*	Amount represents contribution of assets to wholly owned subsidiary.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

8.	Principal shareholders and related parties as of February 28, 2019

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	3	‡	92.69%	0.07%	98.96%
Benchmark-Free Allocation Fund	1		34.73%	0.85%	7.29%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.15%	9.86%
Global Developed Equity Allocation Fund	3		73.42%	< 0.01%	—
Global Equity Allocation Fund	3		48.32%	0.02%	0.33%
Implementation Fund	1	‡	97.35%	—	100.00%
International Developed Equity Allocation Fund	6		87.96%	< 0.01%	2.13%
International Equity Allocation Fund	4	†	70.91%	0.01%	25.32%
SGM Major Markets Fund	2	#	79.24%	0.13%	88.04%
Special Opportunities Fund	2	#	95.47%	0.78%	97.99%
Strategic Opportunities Allocation Fund	1		14.66%	0.01%	99.92%

†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	185	$3,742	207,676	$4,479,301
Shares issued to shareholders in reinvestment of distributions	15,346	312,597	4,822	104,020
Shares repurchased	(5,999)	(122,143)	(228,094)	(4,971,088)

Net increase (decrease)	9,532	$194,196	(15,596)	$(387,767)

Class IV:
Shares sold	221,762	$4,732,310	693,110	$15,100,002
Shares issued to shareholders in reinvestment of distributions	195,531	3,994,806	114,030	2,454,724
Shares repurchased	(5,697,460)	(119,059,252)	(1,383,604)	(29,825,103)

Net increase (decrease)	(5,280,167)	$(110,332,136)	(576,464)	$(12,270,377)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund
Class III:
Shares sold	32,631,304	$862,230,122	28,656,547	$784,060,061
Shares issued to shareholders in reinvestment of distributions	5,811,792	145,209,181	3,792,767	103,472,036
Shares repurchased	(48,294,259)	(1,277,160,943)	(50,073,202)	(1,350,609,683)
Purchase premiums	—	39,641	—	325,703
Redemption fees	—	167,615	—	1,479,985

Net increase (decrease)	(9,851,163)	$(269,514,384)	(17,623,888)	$(461,271,898)

Class IV:
Shares sold	7,662,380	$205,663,818	33,152,599	$884,564,391
Shares issued to shareholders in reinvestment of distributions	3,065,368	76,610,120	2,584,989	70,493,151
Shares repurchased	(6,147,951)	(165,132,629)	(39,749,823)	(1,080,301,449)
Purchase premiums	—	21,378	—	191,609
Redemption fees	—	90,813	—	864,149

Net increase (decrease)	4,579,797	$117,253,500	(4,012,235)	$(124,188,149)

Class MF:
Shares sold	3,426,511	$93,600,847	3,559,155	$97,318,372
Shares issued to shareholders in reinvestment of distributions	6,001,525	150,215,640	4,991,594	136,226,196
Shares repurchased	(62,982,219)	(1,665,823,005)	(33,216,277)	(892,423,950)
Purchase premiums	—	43,344	—	368,062
Redemption fees	—	184,060	—	1,675,531

Net increase (decrease)	(53,554,183)	$(1,421,779,114)	(24,665,528)	$(656,835,789)

Benchmark-Free Fund
Class III:
Shares sold	1,450,645	$28,887,826	8,166,414	$167,857,391
Shares issued to shareholders in reinvestment of distributions	6,502,932	120,659,905	6,085,559	124,326,073
Shares repurchased	(60,662,790)	(1,208,110,666)	(31,557,062)	(625,040,833)
Purchase premiums	—	336	—	125,696
Redemption fees	—	207,148	—	1,268,307

Net increase (decrease)	(52,709,213)	$(1,058,355,451)	(17,305,089)	$(331,463,366)

Global Asset Allocation Fund
Class III:
Shares sold	5,490,395	$173,901,818	7,497,173	$245,763,796
Shares issued to shareholders in reinvestment of distributions	1,865,170	55,431,050	1,625,800	53,486,252
Shares repurchased	(20,986,043)	(673,632,516)	(14,335,654)	(462,098,261)
Purchase premiums	—	27,802	—	283,262
Redemption fees	—	108,369	—	607,377

Net increase (decrease)	(13,630,478)	$(444,163,477)	(5,212,681)	$(161,957,574)

Global Developed Equity Allocation Fund
Class III:
Shares sold	457,094	$10,322,581	—	$—
Shares issued to shareholders in reinvestment of distributions	596,334	11,632,446	803,500	17,587,926
Shares repurchased	(442,673)	(9,789,591)	(30,910,313)	(652,627,452)
Purchase premiums	—	258	—	—
Redemption fees	—	1,005	—	522,102

Net increase (decrease)	610,755	$12,166,699	(30,106,813)	$(634,517,424)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	444,185	$10,967,674	5,343,410	$133,870,494
Shares issued to shareholders in reinvestment of distributions	2,124,109	47,654,007	2,660,619	69,685,837
Shares repurchased	(22,767,344)	(574,345,381)	(17,925,341)	(467,596,299)
Purchase premiums	—	1,206	—	47,316
Redemption fees	—	38,129	—	840,523

Net increase (decrease)	(20,199,050)	$(515,684,365)	(9,921,312)	$(263,152,129)

Consolidated Implementation Fund
Core Class:
Shares sold	53,767,458	$725,998,997	50,778,902	$682,972,263
Shares issued to shareholders in reinvestment of distributions	32,476,425	409,637,549	24,407,827	335,144,868
Shares repurchased	(224,797,135)	(2,976,877,616)	(118,308,728)	(1,618,413,712)
Purchase premiums	—	64,769	—	1,185,847
Redemption fees	—	265,297	—	3,054,358

Net increase (decrease)	(138,553,252)	$(1,840,911,004)	(43,121,999)	$(596,056,376)

International Developed Equity Allocation Fund
Class III:
Shares sold	2,924,421	$45,659,271	953,876	$16,192,699
Shares issued to shareholders in reinvestment of distributions	1,267,608	17,246,624	1,042,628	17,857,292
Shares repurchased	(3,755,589)	(54,697,422)	(4,482,823)	(74,991,774)
Purchase premiums	—	13,253	—	10,870
Redemption fees	—	2,696	—	57,901

Net increase (decrease)	436,440	$8,224,422	(2,486,319)	$(40,873,012)

International Equity Allocation Fund
Class III:
Shares sold	1,893,252	$52,196,705	2,158,679	$70,077,115
Shares issued to shareholders in reinvestment of distributions	1,163,600	30,504,692	1,031,273	32,737,392
Shares repurchased	(5,250,756)	(153,022,310)	(7,389,534)	(221,115,817)
Purchase premiums	—	2,500	—	175,411
Redemption fees	—	112,011	—	538,494

Net increase (decrease)	(2,193,904)	$(70,206,402)	(4,199,582)	$(117,587,405)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

	Year Ended February 28, 2019		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Consolidated SGM Major Markets Fund
Class III:
Shares sold	698,577	$22,365,425	706,650	$22,622,929
Shares issued to shareholders in reinvestment of distributions	493	15,376	5,601	180,593
Shares repurchased	(123,398)	(3,927,391)	(63,722)	(2,099,226)

Net increase (decrease)	575,672	$18,453,410	648,529	$20,704,296

Class IV:
Shares sold	716,660	$22,968,951	486,556	$16,036,518
Shares issued to shareholders in reinvestment of distributions	1,479	45,911	18,456	591,952
Shares repurchased	(376,300)	(12,060,027)	(1,814,180)	(59,526,105)

Net increase (decrease)	341,839	$10,954,835	(1,309,168)	$(42,897,635)

Class VI:
Shares sold	3,148,079	$101,038,565	15,616,936	$506,604,097
Shares issued to shareholders in reinvestment of distributions	161,370	5,015,389	1,716,945	55,073,241
Shares repurchased	(25,149,237)	(797,582,448)	(3,731,302)	(122,365,837)

Net increase (decrease)	(21,839,788)	$(691,528,494)	13,602,579	$439,311,501

Consolidated Special Opportunities Fund
Class VI:
Shares sold	2,131,059	$39,420,310	2,130,296	$47,393,583
Shares issued to shareholders in reinvestment of distributions	11,369,351	229,777,570	2,841,238	68,177,050
Shares repurchased	(32,277,502)	(703,196,434)	(12,646,455)	(290,937,418)
Purchase premiums	—	183,017	—	181,760
Redemption fees	—	3,500,942	—	1,398,457

Net increase (decrease)	(18,777,092)	$(430,314,595)	(7,674,921)	$(173,786,568)

Strategic Opportunities Allocation Fund
Class III:
Shares sold	772,153	$15,269,024	831,215	$17,129,720
Shares issued to shareholders in reinvestment of distributions	4,419,377	84,991,102	2,497,054	54,242,468
Shares repurchased	(17,197,584)	(345,325,134)	(46,410,191)	(1,002,225,037)
Redemption fees	—	192,588	—	1,948,317

Net increase (decrease)	(12,006,054)	$(244,872,420)	(43,081,922)	$(928,904,532)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$13,848,473	$196,683,035	$191,511,000	$198,036	$—	$8,740	$793	$$19,030,041

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$338,343,014	$197,115,520	$57,441,940	$31,648,235	$—	$(3,349,679)	$(18,768,283)	$455,898,632
GMO High Yield Fund, Class VI	—	210,011,287	63,169,212	4,456,670	1,134,942	976,933	1,760,069	149,579,077
GMO Implementation Fund	10,973,015,970	1,103,256,629	2,697,305,389	388,426,365	—	13,002,787	(665,759,687)	8,726,210,310
GMO Opportunistic Income Fund, Class VI	542,342,069	115,469,598	101,800,303	23,533,297	—	8,712,605	(13,494,106)	551,229,863
GMO Risk Premium Fund, Class VI	—	325,998,884	36,685,789	3,030,972	—	630,156	(3,523,007)	286,420,244
GMO SGM Major Markets Fund, Class VI	1,015,978,511	35,136,286	219,779,660	3,603,477	—	6,864,302	2,281,565	840,481,004
GMO Special Opportunities Fund, Class VI	669,099,430	193,742,452	445,412,196	—	157,139,125	54,905,206	(177,581,152)	294,753,740

Totals	$13,538,778,994	$2,180,730,656	$3,621,594,489	$454,699,016	$158,274,067	$81,742,310	$(875,084,601)	$11,304,572,870

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$133,185,460	$44,060,846	$17,100,000	$10,090,943	$—	$(187,933)	$(7,554,610)	$152,403,763
GMO Emerging Markets Fund, Class VI	569,680,947	13,743,911	133,835,000	13,743,911	—	4,982,924	(72,319,952)	382,252,830
GMO Opportunistic Income Fund, Class VI	217,604,583	36,725,810	64,825,000	8,615,705	—	6,430,078	(8,244,242)	187,691,229
GMO Risk Premium Fund, Class VI	—	112,551,184	—	1,153,560	—	—	(1,397,206)	111,153,978
GMO SGM Major Markets Fund, Class VI	184,449,116	633,460	52,875,000	633,460	—	3,082,869	(1,259,809)	134,030,636
GMO Special Opportunities Fund, Class VI	323,594,896	61,572,959	226,127,282	—	61,572,959	32,033,593	(81,693,350)	109,380,816

Totals	$1,428,515,002	$269,288,170	$494,762,282	$34,237,579	$61,572,959	$46,341,531	$(172,469,169)	$1,076,913,252

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$74,946,917	$4,751,452	$19,100,776	$2,397,079	$—	$(2,942,935)	$(2,513,879)	$55,140,779
GMO Asset Allocation Bond Fund, Class VI	399,177,319	23,625,339	192,935,625	11,452,864	—	(30,248,612)	27,668,572	227,286,993
GMO Core Plus Bond Fund, Class IV	249,614,612	141,019,071	108,926,392	13,888,088	—	218,998	298,537	282,224,826
GMO Emerging Country Debt Fund, Class IV	55,530,671	26,464,067	12,846,681	4,581,308	—	(385,339)	(2,895,971)	65,866,747
GMO Emerging Markets Fund, Class VI	467,717,958	51,198,874	105,945,770	11,844,938	—	5,073,701	(59,426,704)	358,618,059
GMO International Equity Fund, Class IV	519,183,914	80,069,507	118,243,909	13,942,258	—	(20,850,343)	(49,491,731)	410,667,438

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Opportunistic Income Fund, Class VI	$48,813,182	$16,033,072	$27,436,893		$1,474,096	$—	$1,756,471	$(2,178,567)	$36,987,265
GMO Quality Fund, Class VI	178,367,480	40,266,577	65,461,965		2,343,876	22,892,955	11,256,841	(24,055,642)	140,373,291
GMO Risk Premium Fund, Class VI	62,350,340	2,306,873	16,594,945		713,970	—	(282,096)	866,624	48,646,796
GMO SGM Major Markets Fund, Class VI	73,567,091	2,915,535	19,984,092		234,407	—	1,126,581	(442,071)	57,183,044
GMO U.S. Equity Fund, Class VI	178,908,774	39,742,851	53,245,613		2,742,187	23,756,318	(3,546,640)	(18,687,219)	143,172,153
GMO U.S. Treasury Fund	167,046,625	77,734,682	161,393,195		2,667,859	—	(131,438)	176,346	83,433,020

Totals	$2,475,224,883	$506,127,900	$902,115,856		$68,282,930	$46,649,273	$(38,954,811)	$(130,681,705)	$1,909,600,411

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$46,991,022	$6,921,549	$2,855,740		$1,425,122	$—	$172,160	$(5,553,562)	$45,675,429
GMO International Equity Fund, Class IV	217,379,783	29,453,281	523,019		6,982,646	—	11,055	(33,499,871)	212,821,229
GMO Quality Fund, Class VI	102,786,624	16,137,401	17,739,698		1,511,392	14,626,009	3,289,457	(12,506,231)	91,967,553
GMO U.S. Equity Fund, Class VI	101,984,701	17,760,717	7,686,181		1,800,414	14,835,293	345,546	(15,110,680)	97,294,103

Totals	$469,142,130	$70,272,948	$28,804,638		$11,719,574	$29,461,302	$3,818,218	$(66,670,344)	$447,758,314

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$608,573,770	$42,453,030	$147,375,001		$15,071,201	$—	$6,565,509	$(78,062,018)	$432,155,290
GMO International Equity Fund, Class IV	896,831,372	52,291,393	144,268,022		24,648,580	—	(39,284,112)	(87,601,990)	677,968,641
GMO Quality Fund, Class VI	412,807,154	54,948,331	204,301,924		4,867,496	47,730,272	32,147,255	(58,520,785)	237,080,031
GMO U.S. Equity Fund, Class VI	409,993,568	59,719,939	127,664,267		6,119,734	53,208,648	(11,524,390)	(40,484,574)	290,040,276

Totals	$2,328,205,864	$209,412,693	$623,609,214		$50,707,011	$100,938,920	$(12,095,738)	$(264,669,367)	$1,637,244,238

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$67,378,736	$8,996,871	$10,780,904		$2,053,577	$—	$112,422	$(8,650,109)	$57,057,016
GMO International Equity Fund, Class IV	597,172,345	51,767,215	41,537,017		18,135,869	—	(12,073,627)	(79,721,244)	515,607,672

Totals	$664,551,081	$60,764,086	$52,317,921		$20,189,446	$—	$(11,961,205)	$(88,371,353)	$572,664,688

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$402,051,540	$31,862,992	$64,055,418		$10,445,368	$—	$1,591,825	$(48,453,501)	$322,997,438
GMO International Equity Fund, Class IV	748,929,812	51,037,065	89,060,922		20,144,259	—	(10,504,575)	(93,708,787)	606,692,593

Totals	$1,150,981,352	$82,900,057	$153,116,340		$30,589,627	$—	$(8,912,750)	$(142,162,288)	$929,690,031

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$1,072,205,111	$57,075,865	$1,129,705,815	(a)	$9,352,205	$—	$(781,391)	$1,206,230	$—

Special Opportunities Fund
Jagercor Energy Corp	$70,137	$—	$—		$—	$—	$—	$(24,543)	$45,594

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2019

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$99,134,920	$35,042,182	$43,787,174		$5,042,182	$—	$(898,368)	$842,485	$90,334,045
GMO Emerging Country Debt Fund, Class IV	39,992,630	8,626,854	14,932,873		2,408,200	—	(1,014,814)	(1,273,520)	31,398,277
GMO Emerging Markets Fund, Class VI	305,084,580	7,369,320	71,791,742		7,369,320	—	5,168,142	(39,527,820)	206,302,480
GMO International Equity Fund, Class IV	349,818,347	8,138,593	86,472,291	(b)	8,138,593	—	(10,049,057)	(33,362,734)	228,072,858
GMO Opportunistic Income Fund, Class VI	45,985,113	1,178,688	23,197,831		1,178,688	—	1,899,714	(2,035,484)	23,830,200
GMO Quality Fund, Class VI	131,528,842	17,833,096	58,728,234		1,660,014	16,173,082	7,766,864	(18,182,544)	80,218,024
GMO U.S. Equity Fund, Class VI	130,082,686	12,596,722	81,850,645	(c)	1,302,848	11,293,874	(1,940,307)	(10,588,018)	48,300,438
GMO U.S. Treasury Fund	93,901,813	48,550,694	118,258,962		1,235,895	—	(16,557)	37,561	24,214,549

Totals	$1,195,528,931	$139,336,149	$499,019,752		$28,335,740	$27,466,956	$915,617	$(104,090,074)	$732,670,871

(a)	$1,017,970,052 was redeemed in-kind.
(b)	$37,086,238 was redeemed in-kind.
(c)	$39,017,646 was redeemed in-kind.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alpha Only Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, GMO Special Opportunities Fund, and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Alpha Only Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, GMO Special Opportunities Fund, and GMO Strategic Opportunities Allocation Fund (twelve of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2019

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

GMO Trust Funds

Fund Expenses

February 28, 2019 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2019.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2018 through February 28, 2019.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

Alpha Only Fund
Class III	$1,000.00	$1,032.50	$3.58	$1,000.00	$1,021.27	$3.56	0.71%
Class IV	$1,000.00	$1,032.70	$3.33	$1,000.00	$1,021.52	$3.31	0.66%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,010.00	$4.29	$1,000.00	$1,020.53	$4.31	0.86%
Class IV	$1,000.00	$1,010.00	$4.04	$1,000.00	$1,020.78	$4.06	0.81%
Class MF	$1,000.00	$1,010.30	$4.04	$1,000.00	$1,020.78	$4.06	0.81%

Benchmark-Free Fund
Class III	$1,000.00	$1,007.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%

Global Asset Allocation Fund
Class III	$1,000.00	$998.70	$2.43	$1,000.00	$1,022.36	$2.46	0.49%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$962.10	$2.53	$1,000.00	$1,022.22	$2.61	0.52%

Global Equity Allocation Fund
Class III	$1,000.00	$973.10	$2.74	$1,000.00	$1,022.02	$2.81	0.56%

Implementation Fund
Core	$1,000.00	$1,014.00	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

International Developed Equity Allocation Fund
Class III	$1,000.00	$947.20	$2.95	$1,000.00	$1,021.77	$3.06	0.61%

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2019 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During the Period*	Annualized Expense Ratio

International Equity Allocation Fund
Class III	$1,000.00	$969.60	$3.17	$1,000.00	$1,021.57	$3.26	0.65%

SGM Major Markets Fund
Class III	$1,000.00	$1,005.90	$4.97	$1,000.00	$1,019.84	$5.01	1.00%
Class IV	$1,000.00	$1,006.30	$4.73	$1,000.00	$1,020.08	$4.76	0.95%
Class VI	$1,000.00	$1,006.80	$4.53	$1,000.00	$1,020.28	$4.56	0.91%

Special Opportunities Fund
Class VI	$1,000.00	$980.90	$5.94	$1,000.00	$1,018.79	$6.06	1.21%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$992.30	$2.37	$1,000.00	$1,022.41	$2.41	0.48%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2019, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2019 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2019:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short- Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)
Alpha Only Fund	18.66%	73.50%	7.43%	—	—	—	—	—
Benchmark-Free Allocation Fund	4.18%	44.59%	18.68%	89,198,926	—	8,785,485	—	—
Benchmark-Free Fund	2.83%	49.39%	19.22%	32,912,805	—	—	—	—
Global Asset Allocation Fund	7.92%	53.59%	24.74%	21,459,406	—	—	2,798,084	28,589,008
Global Developed Equity Allocation Fund	26.61%	100.00%	—	—	—	—	859,512	9,267,429
Global Equity Allocation Fund	20.86%	100.00%	—	—	—	—	4,250,441	43,965,253
Consolidated Implementation Fund	3.70%	44.57%	16.37%	85,478,447	—	—	—	—
International Developed Equity Allocation Fund	—	100.00%	—	—	—	—	2,032,861	20,108,519
International Equity Allocation Fund	—	100.00%	—	—	—	—	3,243,990	30,650,233
Consolidated SGM Major Markets Fund	—	—	100.00%	5,400,553	—	—	—	—
Consolidated Special Opportunities Fund	19.94%	22.48%	—	—	15,205,483	214,572,088	—	—
Strategic Opportunities Allocation Fund	10.02%	64.34%	14.86%	6,885,084	684,460	57,808,580	1,823,724	18,320,105

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain distributions received from underlying funds.

(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.

In early 2020, the Funds will notify applicable shareholders of amounts for use in preparing 2019 U.S. federal income tax forms.

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2019. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Harrison, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Aesir Capital Management (investment advisor) (November 2012 – present); Director of Kieger (US) Ltd. (investment advisor) (January 2015 – present).	31	Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – January 2019); Director of Claren Road Asset Management, LLC (hedge fund) (March 2009 – December 2017); Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 –January 2019).
Interested Trustee and Officer

Jason B. Harrison[2] YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2006 – July 2015)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Harrison also serves as a Trustee of GMO Series Trust.

[2]

Mr. Harrison is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason B. Harrison YOB: 1977	Trustee; President of the Trust	Trustee and President since March 2018.	Product Development, Grantham, Mayo, Van Otterloo & Co. LLC (October 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (2006 – 2015)

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006-June 2015; Assistant Treasurer, September 2004 – November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006-present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 –September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (December 2006 – June 2009), Hambrecht & Quist Capital Management LLC.

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present); Associate, Dechert LLP (October 2010 – February 2015).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2018 – Present), Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Harrison, each officer listed in the table above also serves as an officer of GMO Series Trust.

Item 2.	Code of Ethics.

As of February 28, 2019, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 28, 2019 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item	4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2019 and 2018 were $1,558,384 and $1,531,972, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2019 and 2018 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $38,898 and $66,635, respectively. The aggregate fees billed in 2019 and 2018 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $443,735 and $443,735, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2019 and 2018 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $590,207 and $610,435, respectively. The aggregate fees billed in 2019 and 2018 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2019 or 2018.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2019 and 2018 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,107,840 and $1,155,805, respectively. For the fiscal year ended February 28, 2019, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2018, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Trust.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: May 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: May 1, 2019

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: May 1, 2019